                                    Registration No. 2-94157/811-4146
              As filed with the Securities and Exchange Commission

     on  December 14, 1995


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                           _________________________

                                   FORM N-1A
                             REGISTRATION STATEMENT

                                     under

                           THE SECURITIES ACT OF 1933

                       POST-EFFECTIVE AMENDMENT NO. 30


                                      and

                       THE INVESTMENT COMPANY ACT OF 1940

                               AMENDMENT NO. 31

                           _________________________

                               NASL SERIES TRUST
               (Exact Name of Registrant as Specified in Charter)

                             116 Huntington Avenue
                         Boston, Massachusetts   02116
                    (Address of Principal Executive Offices)
                           _________________________

                            James D. Gallagher, Esq.
                                General Counsel
                 North American Security Life Insurance Company
                             116 Huntington Avenue
                          Boston, Massachusetts  02116
                    (Name and Address of Agent for Service)

                                   Copies to:
                             J. Sumner Jones, Esq.

                             Jones & Blouch L.L.P.
                      1025 Thomas Jefferson Street , N.W.
                             Washington, DC  20007


     The Registrant has registered an indefinite amount of its shares under the Securities Act of 1933 pursuant to a declaration made in accordance with paragraph (a)(1) of Rule 24f-2 under the Investment Company Act of 1940. The notice required by such rule for the Registrant's most recent fiscal year was filed on June 23, 1995.

     It is proposed that this filing will become effective:

     _____   immediately upon filing pursuant to paragraph (b)
     _____   on (date) pursuant to paragraph (b)

     ____     60 days after filing pursuant to paragraph (a)
     __X__   75 days after filing pursuant to paragraph (a)

     _____   on (date) pursuant to paragraph (a) of Rule 485


                               NASL SERIES TRUST

                            CROSS REFERENCE TO ITEMS
                            REQUIRED BY RULE 404(A)

N-1A Item of Part A             Caption in Prospectus

     1.                         Cover Page
     2.                         Synopsis
     3.                         Financial Highlights; Management of the Trust
                                (Performance Data)

     4.                         Synopsis; Investment Objectives, Policies and
                                Risks (Small/Mid Cap Trust, International Small
                                Cap Trust Global Equity Trust; Pasadena Growth
                                Equity Trust; Value Equity Trust;
                                Growth and Income Trust; International Growth and Income Trust Strategic Bond Trust;
                                Global Government Bond Trust; Investment
                                Quality Bond Trust; U.S. Government Securities
                                Trust; Money Market Trust; Automatic Asset
                                Allocation Trusts); Risk Factors (Investment
                                Restrictions Generally; Foreign Securities;
                                Lending Securities; When-Issued Securities;
                                Hedging Techniques); Appendix I - Debt Security
                                Ratings; Appendix II -Options, Futures and
                                Currency Transactions

     5.                         Management of the Trust (Advisory Agreement;
                                Subadvisory Agreements; Expenses); General
                                Informatio(Custodian and Transfer and Dividend
                                Disbursing Agent)
     6.                         General Information (Shares of the Trust;
                                Taxes; Dividends)
     7.                         General Information (Purchase and Redemption of
                                Shares)
     8.                         General Information (Purchase and Redemption of
                                Shares)
     9.                         N-1A Item of Part B


Not Applicable                  Caption in Part B

     10.                        Cover Page
     11.                        Table of Contents
     12.                        Not Applicable
     13.                        Investment Policies (Money Market Instruments);
                                Investment Restrictions; Portfolio Turnover
     14.                        Management of the Trust (Compensation of
                                Trustees)
     15.                        Organization of the Trust (Principal Holders of
                                Securities)
     16.                        Investment Management Arrangements (The
                                Advisory Agreement; The Subadvisory Agreements
     17.                        Investment Management Arrangements (Portfolio
                                Brokerage)
     18.                        Organization of the Trust (Shares of the Trust)
     19.                        Purchase and Redemption of Shares
                                (Determination of Net Asset Value)



     20.                        Not Applicable
     21.                        Not Applicable
     22.                        Purchase and Redemption of Shares (Performance
                                Data)
     23.                        Financial Statements


                                     PART A

                      INFORMATION REQUIRED IN A PROSPECTUS

                            SUBJECT TO COMPLETION

INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS PROSPECTUS SHALL NOT CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF AN OFFER TO BUY NOR SHALL THERE BY ANY SALE OF THESE SECURITIES IN ANY STATE IN WHICH SUCH OFFER, SOLICITATION OR SALE WOULD BE UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF ANY SUCH STATE.


                               NASL SERIES TRUST

               116 Huntington Avenue Boston, Massachusetts 02116

     NASL Series Trust (the "Trust") is a no-load, open-end management investment company, commonly known as a mutual fund. Shares of the Trust are not offered directly to the public but are sold only to insurance companies and their separate accounts as the underlying investment medium for variable contracts ("contracts"). The Trust provides a range of investment objectives through sixteen separate investment portfolios, each of which issues its own series of shares of beneficial interest.
     The SMALL/MID CAP TRUST seeks long-term capital appreciation by investing at least 65% of its assets in companies that at the time of purchase have total market capitalization between $500 million and $5 billion

     The INTERNATIONAL SMALL CAP TRUST seeks long-term capital appreciation by investing primarily in securities issued by foreign companies which have total market capitalization or annual revenue of $1 billion or less.

     THE GLOBAL EQUITY TRUST seeks long-term capital appreciation, by investing primarily in a globally diversified portfolio of common stocks and securities convertible into or exercisable for common stocks.
     THE PASADENA GROWTH TRUST seeks to achieve long-term growth of capital by emphasizing investments in companies with rapidly growing earnings per share, some of which may be smaller emerging growth companies.
     THE EQUITY TRUST seeks growth of capital, by investing primarily in common stocks of United States issuers and securities convertible into or carrying the right to buy common stocks.
     THE VALUE EQUITY TRUST seeks long-term growth of capital by investing primarily in common stocks and securities convertible into or carrying the right to buy common stocks.
     THE GROWTH AND INCOME TRUST seeks long-term growth of capital and income, consistent with prudent investment risk, by investing primarily in a diversified portfolio of common stocks of United States issuers which the Subadviser believes are of high quality.
     THE INTERNATIONAL GROWTH AND INCOME TRUST seeks long-term growth of capital and income by investing primarily in a portfolio of securities of foreign issuers.
     THE STRATEGIC BOND TRUST seeks a high level of total return consistent with preservation of capital by giving its Subadviser broad discretion to deploy the portfolio's assets among certain segments of the fixed-income market as the Subadviser believes will best contribute to achievement of the portfolio's investment objective.
     THE GLOBAL GOVERNMENT BOND TRUST seeks a high level of total return by placing primary emphasis on high current income and the preservation of capital, by investing primarily in a global portfolio of high-quality, fixed-income securities of foreign and United States governmental entities and supranational issuers.
     THE INVESTMENT QUALITY BOND TRUST seeks a high level of current income consistent with the maintenance of principal and liquidity, by investing primarily in a diversified portfolio of investment grade corporate bonds and U.S. Government bonds with intermediate to longer term maturities. Up to 20% of the portfolio's assets may be invested in below investment grade debt securities.
     THE U.S. GOVERNMENT SECURITIES TRUST seeks a high level of current income consistent with preservation of capital and maintenance of liquidity, by investing in debt obligations and mortgage-backed securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and derivative securities such as collateralized mortgage obligations backed by such securities.

     THE MONEY MARKET TRUST seeks maximum current income consistent with preservation of principal and liquidity, by investing in high quality money market instruments with maturities of 397 days or less issued primarily by United States entities.

     THE AUTOMATIC ASSET ALLOCATION TRUSTS seek the highest potential total return consistent with a specified level of risk tolerance -- conservative, moderate or aggressive -- by investing primarily in the kinds of securities in which the Equity, Investment Quality Bond, U.S. Government Securities and Money Market Trusts may invest.
     * THE AGGRESSIVE ASSET ALLOCATION TRUST seeks the highest total return consistent with an aggressive level of risk tolerance. This Trust attempts to limit the decline in portfolio value in very adverse market conditions to 15% over any twelve month period.
     * THE MODERATE ASSET ALLOCATION TRUST seeks the highest total return consistent with a moderate level of risk tolerance. This Trust attempts to limit the decline in portfolio value in very adverse market conditions to 10% over any twelve month period.
     * THE CONSERVATIVE ASSET ALLOCATION TRUST seeks the highest total return consistent with a conservative level of risk tolerance. This Trust attempts to limit the decline in portfolio value in very adverse market conditions to 5% over any twelve month period. THERE CAN BE NO ASSURANCE THAT THE LIMITS IN PORTFOLIO DECLINE SET FORTH ABOVE FOR THE AUTOMATIC ASSET ALLOCATION TRUSTS WILL NOT BE EXCEEDED.

In pursuing their investment objectives, the Strategic Bond Trust reserves the right to invest without limitation, and the Investment Quality Bond Trust may invest up to 20% of its assets, in high yield (high risk) securities, commonly known as "junk bonds" which also present a high degree of risk. High-yielding, lower-quality securities involve comparatively greater risks, including price volatility and risk of default in the timely payment of interest and principal, than higher-quality securities. Although the Strategic Bond Trust's Subadviser has the ability to invest up to 100% of the portfolio's assets in lower-rated securities, the portfolio's Subadviser does not anticipate investing in excess of 75% of the portfolio's assets in such securities. Purchasers should carefully assess the risks associated with an investment in the Strategic Bond Trust. See "RISK FACTORS -- High Yield (High Risk) Securities." AN INVESTMENT IN THE MONEY MARKET TRUST IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT, AND THERE CAN BE NO ASSURANCE THAT THE MONEY MARKET TRUST WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $10.00 PER SHARE. This Prospectus sets forth concisely the information about the Trust that a prospective purchaser of a contract should know before purchasing such a contract. PLEASE READ THIS PROSPECTUS AND RETAIN IT FOR FUTURE REFERENCE. Additional information about the Trust has been filed with the Securities and Exchange Commission and is available upon request and without charge by writing the Trust at the above address or calling (617) 266-6008 and requesting the "Statement of Additional Information for NASL Series Trust" dated the date of this Prospectus (hereinafter "Statement of Additional Information"). The Statement of Additional Information is incorporated by reference into this Prospectus. SHARES OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER agency.THESE

SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
               The date of this Prospectus is  February __, 1996.


                                  SERIES TRUST

                               TABLE OF CONTENTS


SYNOPSIS .....................................................    2
FINANCIAL HIGHLIGHTS .........................................    4
INVESTMENT OBJECTIVES AND POLICIES............................    17
     Small/Mid Cap Trust .....................................    _
     International Small Cap Trust
     Global Equity Trust .....................................
     Pasadena Growth Trust ...................................
     Equity Trust ............................................
     Value Equity Trust ......................................
     Growth and Income Trust .................................
     International Growth and Income Trust....................
     Strategic Bond Trust ....................................
     Global Government Bond Trust ............................
     Investment Quality Bond Trust ...........................
     U.S. Government Securities Trust ........................
     Money Market Trust ......................................
     Automatic Asset Allocation Trusts .......................
RISK FACTORS .................................................
     Investment Restrictions Generally .......................
     High Yield Securities....................................
     Corporate Debt Securities................................
     Foreign Securities.......................................
     Lending Securities.......................................
     When-Issued Securities ..................................
     Hedging and Other Strategic Transactions.................
     Illiquid Securities .....................................
MANAGEMENT OF THE TRUST ......................................
     Advisory Arrangements....................................
     Subadvisory Arrangements.................................
     Expenses ................................................
     Performance Data ........................................
GENERAL INFORMATION ..........................................
     Shares of the Trust .....................................
     Taxes ...................................................
     Dividends ...............................................
     Purchase and Redemption of Shares .......................
     Custodian ...............................................
Appendix I - Debt Security Ratings ...........................
Appendix II - Strategic Bond Trust Debt Ratings...............



                             ______________________


NO DEALER, SALESPERSON OR OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, IN CONNECTION WITH THE OFFER CONTAINED IN THIS PROSPECTUS, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST, THE ADVISER, THE SUBADVISERS OR THE PRINCIPAL UNDERWRITER OF THE CONTRACTS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY STATE IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                                    SYNOPSIS


     NASL Series Trust (the "Trust") is a series trust, which means that it has several portfolios, each with a stated investment objective which it pursues through separate investment policies. Currently, there are sixteen such portfolios: the Small/Mid Cap Trust, the International Small Cap Trust, the Global Equity Trust, the Pasadena Growth Trust, the Equity Trust, the Value Equity Trust, the Growth and Income Trust, the International Growth and Income Trust, the Strategic Bond Trust, the Global Government Bond Trust, the Investment Quality Bond Trust, the U.S. Government Securities Trust, the Money Market Trust, the Aggressive Asset Allocation Trust, the Aggressive Asset Allocation Trust, the

Moderate Asset Allocation Trust and the Conservative Asset Allocation Trust. (The Aggressive, Moderate and Conservative Asset Allocation Trusts are referred to collectively as the "Automatic Asset Allocation Trusts.") The investment objective of each of the fourteen portfolios is as described on the cover page of this Prospectus.

     In addition to the risks inherent in any investment in securities, certain portfolios of the Trust are subject to particular risks associated with investing in foreign securities, lending portfolio securities, investing in when-issued securities and hedging techniques employed through the use of futures contracts, options on futures contracts, forward currency contracts and various options. See "Investment Restrictions."


     The investment adviser of the Trust is NASL Financial Services, Inc. ("NASL Financial" or the "Adviser"). The Trust currently has nine Subadvisers. Fred Alger Management, Inc. ("Alger") serves as Subadviser to the Small/Mid
Cap Trust. Founders Asset Management, Inc. ("Founders") serves as Subadviser to the International Small Cap Trust, Oechsle International Advisors, L.P. ("Oechsle International") serves as Subadviser to the Global Equity and Global Government Bond Trusts. Roger Engemann Management Co., Inc. ("REMC") serves as Subadviser to the Pasadena Growth Trust. Fidelity Management Trust Company ("FMTC") serves as Subadviser to the Equity, and the three Automatic Asset Allocation Trusts. Goldman Sachs Asset Management ("GSAM") serves as Subadviser to the Value Equity Trust. Wellington Management Company ("Wellington Management") serves as Subadviser to the Growth and Income, Investment Quality Bond and Money Market Trusts. Salomon Brothers Asset Management ("SBAM") serves as Subadviser to the U.S. Government Securities and Strategic Bond Trusts. J.P. Morgan Investment Management Inc. ("J.P. Morgan") serves as Subadviser to the International Growth and Income Trust. The Adviser receives a fee from the Trust computed separately for each portfolio as indicated in the expense table below. The Subadviser of each portfolio receives a fee from the Adviser computed separately for each portfolio, which fee is paid out of the advisory fee and is not an additional charge to the
portfolio or its shareholders.   See "Management of the Trust."



     The Trust currently serves as the underlying investment medium for sums invested in annuity and variable life contracts issued by North American Security Life Insurance Company ("Security Life") , First North American Life Assurance Company ("FNAL") and The Manufacturers Life Insurance Company of America ("Manulife America"). The portfolios that are available for investment by Manulife America contractholders are as follows: the Equity, Value Equity, Growth and Income, U.S. Government, Aggressive Asset Allocation, Moderate Asset Allocation and Conservative Asset Allocation Trusts. The Trust may, however, be used for other purposes in the future, such as funding annuity contracts issued by other insurance companies. Security Life is controlled by The Manufacturers Life Insurance Company ("Manulife"), a mutual life insurance company based in Toronto, Canada. FNAL is a wholly-owned subsidiary of Security Life and Manulife America is a wholly owned subsidiary of Manulife. Currently, the Trust has three shareholders, Security Life, FNAL and Manulife America. Trust shares are not offered directly to and may not be purchased directly by members of the public. Consequently, as of the date of this Prospectus, the terms "shareholder" and "shareholders" in this Prospectus refer to Security Life , Manulife America and FNAL.


     Certain contract values will vary with the investment performance of the portfolios of the Trust. Because contract owners will allocate their investments among the portfolios, prospective purchasers should carefully consider the information about the Trust and its portfolios presented in this Prospectus before purchasing such a contract.

     The Trust is a no-load, open-end management investment company registered with the Securities and Exchange Commission under the Investment Company Act of 1940, and each of the portfolios, except the Global Government Bond Trust, is
diversified for purposes of the Investment Company Act of 1940.   See "Global
Government Bond Trust."

     Information about the performance of each portfolio of the Trust is contained in the Trust's annual report to shareholders which may be obtained without charge.

NASL SERIES TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------


                                                                      GLOBAL EQUITY TRUST
                                         ----------------------------------------------------------------------------
                                                                    YEARS ENDED DECEMBER 31,
                                           SIX MONTHS   ---------------------------------------------------
                                              ENDED                                                         3/18/88*
                                            06/30/95                                                           TO
                                           (UNAUDITED)   1994     1993     1992    1991     1990    1989    12/31/88
                                         -------------- ------   ------   ------  ------   ------  ------  ----------

Net asset value, beginning
of period ................................      $15.74   $15.73   $12.00   $12.24  $11.00   $12.57  $10.15     $10.03


Income from investment operations:
----------------------------------
 Net investment income (loss)  (B) .......        0.05     0.05     0.12     0.10    0.16     0.12    0.10      (0.05)
 Net realized and unrealized gain (loss)
  on investments and foreign currency
  transactions ...........................        ----     0.22     3.79    (0.19)   1.23    (1.41)   2.32       0.17
                                              -------- -------- -------- -------- ------- -------- -------     ------

       Total from investment operations ..        0.05     0.27     3.91    (0.09)   1.39    (1.29)   2.42       0.12

Less distributions:
-------------------
 Dividends from net investment income ....       (0.08)   (0.02)   (0.18)   (0.15)  (0.15)   (0.04)   ----       ----
 Distributions from capital gains ........       (0.69)   (0.24)    ----     ----    ----    (0.24)   ----       ----
                                              -------- -------- -------- -------- ------- -------- -------     ------

    Total distributions ..................       (0.77)   (0.26)   (0.18)   (0.15)  (0.15)   (0.28)   ----       ----
                                              -------- -------- -------- -------- ------- -------- -------     ------


Net asset value, end of period ...........      $15.02   $15.74   $15.73   $12.00  $12.24   $11.00  $12.57     $10.15
                                              ======== ======== ======== ======== ======= ======== =======     ======


    Total return .........................        0.32%    1.74%   32.89%   (0.72%) 12.80%  (10.43%) 23.84%      1.20%


Net assets, end of period (000's) ........    $589,326 $616,138 $377,871 $116,731 $89,003  $63,028 $26,223     $2,143

Ratio of operating expenses to
average net assets  (C) ..................        1.05%(A) 1.08%    1.16%    1.16%   1.23%    1.28%   1.62%      3.98%(A)

Ratio of net investment income (loss) to
average net assets .......................        0.70%(A) 0.44%    0.77%    1.12%   1.47%    1.97%   1.82%     (1.71%)(A)

Portfolio turnover rate ..................          40%(A)   52%      52%      69%     74%      67%    109%        81%(A)

_________________________________

* Commencement of operations.

(A)  Annualized
(B)  After expense reimbursement per share of $0.02 in 1988.
(C)  The ratio of operating expenses, before reimbursement from the investment adviser, was 4.53% in 1988.


NASL SERIES TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------


                                                        PASADENA GROWTH TRUST
                                      ----------------------------------------------------
                                         SIX MONTHS                              12/11/92*
                                            ENDED      YEARS ENDED DECEMBER 31,     TO
                                          06/30/95    -------------------------
                                         (UNAUDITED)        1994         1993    12/31/92
                                      ---------------      ------       ------  -----------
Net asset value, beginning of period ...       $9.05        $9.55        $9.93    $10.00


Income from investment operations:
----------------------------------
Net investment income  (B) .............        0.02         0.04         0.05      0.00
Net realized and unrealized gain
(loss) on investments ..................        1.53        (0.50)       (0.42)    (0.07)
                                            --------     --------     --------   -------


     Total from investment operations ..        1.55        (0.46)       (0.37)    (0.07)


Less distributions:
-------------------
Dividends from net investment income ...       (0.04)       (0.04)       (0.01)      ---
                                            --------     --------     --------   -------


     Total distributions ...............       (0.04)       (0.04)       (0.01)      ---
                                            --------     --------     --------   -------


Net asset value, end of period .........      $10.56        $9.05        $9.55     $9.93
                                            ========     ========     ========   =======


     Total return ......................       17.20%       (4.80%)      (3.80%)   (0.70%)


Net assets, end of period (000's) ......    $217,984     $151,727     $104,966   $31,118

Ratio of  operating expenses to
average net assets  (C) ................       0.975%(A)    0.975%       0.975%     1.06%(A)

Ratio of net investment income to
average net assets .....................        0.50%(A)     0.65%        0.75%     1.04%(A)

Portfolio turnover rate ................          54%(A)       33%          12%        0%(A)

_____________________________

* Commencement of operations.

(A) Annualized
(B) After subadviser expense reimbursement per share of $0.002, $0.006 and $0.01 for the six months ended June 30, 1995 and the years ended December 31, 1994 and 1993, respectively.
(C) The ratio of operating expenses, before reimbursement from the subadviser, was 1.04%, 1.06% and
    1.09% for the six months ended June 30, 1995 and the years ended December 31, 1994 and 1993, respectively.


NASL SERIES TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------


                                                                                   EQUITY TRUST
                                   ------------------------------------------------------------------------------------------------
                                   SIX MONTHS                            YEARS ENDED DECEMBER 31,
                                      ENDED     -----------------------------------------------------------------------   6/18/85*
                                    06/30/95                                                                                 TO
                                   (UNAUDITED)   1994    1993**    1992     1991    1990   1989     1988    1987    1986  12/31/85
                                   -----------   ----    ------    ----     ----    ----   ----     ----    ----    ----  --------
Net asset value, beginning
of period ........................      $14.66   $15.57   $13.97   $13.12   $11.33 $19.14  $15.17   $12.57  $13.01 $11.39 $10.72

Income from investment operations:
----------------------------------
 Net investment income  (B) ......        0.04     0.11     0.07     0.64     0.14   0.24    0.29     0.15    0.19   0.27   0.12
 Net realized and unrealized gain
  (loss) on investments and
   foreign currency transactions .        3.69    (0.18)    2.11     0.38     1.88  (1.95)   3.87     2.45    0.97   1.80   0.55
                                        ------   ------   ------   ------   ------ ------  ------   ------  ------ ------ ------


 Total from investment
    operations ...................        3.73    (0.07)    2.18     1.02     2.02  (1.71)   4.16     2.60    1.16   2.07   0.67

 Less distributions:
-------------------
 Dividends from net investment income   (0.11)    (0.05)   (0.58)   (0.17)   (0.23) (0.29)  (0.12)    ----   (0.14) (0.24)  ----
 Distributions from capital gains ....    ----    (0.79)    ----     ----     ----  (5.81)  (0.07)    ----   (1.46) (0.21)  ----
                                        ------   ------   ------   ------   ------ ------  ------   ------  ------ ------ ------


   Total distributions ...............   (0.11)   (0.84)   (0.58)   (0.17)   (0.23) (6.10)  (0.19)    ----   (1.60) (0.45)  ----
                                        ------   ------   ------   ------   ------ ------  ------   ------  ------ ------ ------


Net asset value, end of period .......  $18.28   $14.66   $15.57   $13.97   $13.12 $11.33  $19.14   $15.17  $12.57 $13.01 $11.39
                                        ======   ======   ======   ======   ====== ======  ======   ======  ====== ====== ======


   Total  return .....................   25.52%   (0.53%)  16.31%    7.93%  17.94% (11.79%) 27.70%   20.71%   6.87% 18.50%  6.20%


Net assets, end of period (000's) ... $748,903 $534,562 $387,842 $192,626 $88,235 $36,564 $32,108 $133,852 $37,001 $1,408 $1,143

Ratio of operating expenses to
average net assets  (C) .............     0.82%(A) 0.84%    0.88%    0.95%   0.89%   0.97%   1.02%    1.08%   1.15%  1.41%  1.57%(A)

Ratio of net investment income to
average net assets ..................     0.59%(A) 0.88%    0.50%    7.31%   2.23%   2.74%   1.90%    1.80%   1.33%  1.19%  2.05%(A)

Portfolio turnover rate .............      100%(A)  132%     173%     782%    172%     95%    111%      49%     64%   209%   214%(A)

__________________________

*   Commencement of operations.
**  Net investment income per share has been calculated using the average shares method for fiscal year 1993.

(A) Annualized
(B) After expense reimbursement per share of $0.02 , $0.53 and $0.14 in 1987, 1986 and 1985, respectively.
(C) The ratio of operating expenses, before reimbursement from the investment adviser, was 1.30%, 3.71% and 4.69% in 1987, 1986 and 1985, respectively.


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FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------



                                                      VALUE EQUITY TRUST
                                             -----------------------------------
                                               SIX MONTHS
                                                  ENDED       YEAR    02/19/93*
                                                06/30/95     ENDED       TO
                                               (UNAUDITED) 12/31/94** 12/31/93
                                             ------------- ---------- ----------
    Net asset value, beginning
    of period .............................      $11.33       $11.31      $10.00

    Income from investment operations:
    ---------------------------------
    Net investment income .................        0.08         0.12        0.07
    Net realized and unrealized gain
    (loss) on investments .................        1.78        (0.03)       1.24
                                                 ------       ------      ------

             Total from investment
             operations ...................        1.86         0.09        1.31

    Less distributions:
    ------------------
    Dividends from net investment income ..       (0.08)       (0.05)       ----
    Distributions from capital gains ......       (0.10)       (0.02)       ----
                                                 ------       ------      ------
             Total distributions ..........       (0.18)       (0.07)       ----
                                                 ------       ------      ------
    Net asset value, end of period ........      $13.01       $11.33      $11.31
                                                 ======       ======      ======

             Total return .................       16.51%        0.79%      13.10%

    Net assets, end of period (000's) .....    $308,012     $221,835     $86,472

    Ratio of  operating expenses to
    average net assets ....................        0.86%(A)     0.87%       0.94%(A)

    Ratio of net investment income to
    average net assets ....................        1.59%(A)     1.08%       1.30%(A)

    Portfolio turnover rate ...............          36%(A)       26%         33%(A)

_____________________________

*   Commencement of operations.
**  Net investment income per share has been calculated using the average shares method for fiscal year 1994.

(A) Annualized

NASL SERIES TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------


                                                            GROWTH AND INCOME TRUST
                                           ------------------------------------------------------
                                           SIX MONTHS                                    4/23/91*
                                              ENDED         YEARS ENDED DECEMBER 31,        TO
                                            06/30/95    --------------------------------
                                           (UNAUDITED)     1994       1993       1992     12/31/91
                                           -----------     ----       ----       ----     --------
Net asset value, beginning
 of period ...............................      $13.04     $13.05     $12.10     $11.08     $10.00

Income from investment operations:
----------------------------------
  Net investment income ..................        0.15       0.25       0.17       0.20       0.13
  Net realized and unrealized gain
   on investments and foreign currency
   transactions ..........................        1.89       0.11       0.98       0.92       0.95
                                                ------     ------     ------     ------     ------
       Total from investment operations ..        2.04       0.36       1.15       1.12       1.08

Less distributions:
-------------------
  Dividends from net investment income ...       (0.26)     (0.19)     (0.18)     (0.10)      ----
  Distributions from capital gains .......       (0.13)     (0.18)     (0.02)      ----       ----
                                                ------     ------     ------     ------     ------
        Total distributions ..............       (0.39)     (0.37)     (0.20)     (0.10)      ----
                                                ------     ------     ------     ------     ------
Net asset value, end of period ...........      $14.69     $13.04     $13.05     $12.10     $11.08
                                                ======     ======     ======     ======     ======

        Total  return ....................       15.86%      2.85%      9.62%     10.23%     10.80%

Net assets, end of period (000's) ........    $517,531   $409,534   $288,765   $130,984    $57,404

Ratio of operating expenses to
 average net assets ......................        0.81%(A)   0.82%      0.85%      0.85%      0.98%(A)

Ratio of net investment income to
 average net assets ......................        2.51%(A)   2.40%      2.29%      2.78%      2.92%(A)

Portfolio turnover rate                             43%(A)     42%        39%        44%        62%(A)

__________________

*   Commencement of operations.

(A) Annualized


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FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                  STRATEGIC BOND TRUST
                                           ------------------------------------
                                             SIX MONTHS
                                                ENDED      YEAR     02/19/93*
                                              06/30/95     ENDED      TO
                                             (UNAUDITED)  2/31/94   12/31/93
                                             -----------  -------   ---------
    Net asset value, beginning
    of period ..............................     $9.91     $10.88     $10.00

    Income from investment operations:
    ----------------------------------
     Net investment income .................      0.40       0.57       0.33
     Net realized and unrealized gain (loss)
      on investments and foreign currency
       transactions ........................      0.58      (1.22)      0.55
                                               -------    -------    -------
           Total from investment
            operations .....................      0.98      (0.65)      0.88

    Less distributions:
    -------------------
     Dividends from net investment income ..     (0.47)     (0.28)      ----
     Distributions from capital gains ......      ----      (0.04)      ----
                                               -------    -------    -------
           Total distributions .............     (0.47)     (0.32)      ----
                                               -------    -------    -------
    Net asset value, end of period .........    $10.42      $9.91     $10.88
                                               =======    =======    =======

           Total return ....................     10.16%     (5.99%)     8.80%

    Net assets, end of period (000's) ......   $98,708    $84,433    $53,640

    Ratio of  operating expenses to
    average net assets .....................      0.93%(A)   0.91%      1.00%(A)

    Ratio of net investment income to
    average net assets .....................      8.84%(A)   7.49%      6.56%(A)

    Portfolio turnover rate ................       189%(A)    197%       356%(A)

_____________________________

* Commencement of operations.

(A) Annualized

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FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                                  GLOBAL GOVERNMENT BOND TRUST
                                          ---------------------------------------------------------------------------------
                                          SIX MONTHS                 YEARS ENDED DECEMBER 31,
                                             ENDED     --------------------------------------------------------    3/18/88*
                                           06/30/95                                                                   TO
                                          (UNAUDITED)   1994        1993      1992       1991     1990     1989    12/31/88
                                          -----------   ----        ----      ----       ----     ----     ----    --------
Net asset value, beginning
of period ...............................     $12.47    $13.93      $12.47   $12.88     $11.59    $10.50   $10.21    $10.03

Income from investment operations:
----------------------------------
 Net investment income ..................       0.42      0.74        0.59     0.42       0.55      0.25     0.45      0.14
 Net realized and unrealized gain
  (loss) on investments and
  foreign currency transactions .........       0.95     (1.54)       1.67    (0.16)      1.21      1.13     ----      0.04
                                            --------   --------   --------   -------   -------   -------   ------    ------
      Total from investment operations ..       1.37      (0.80)      2.26      0.26      1.76      1.38     0.45      0.18

Less distributions:
-------------------
 Dividends from net investment income ...      (0.69)     (0.30)     (0.70)    (0.43)    (0.46)    (0.24)   (0.09)     ----
 Distributions from capital gains .......       ----      (0.36)     (0.10)    (0.24)    (0.01)    (0.05)   (0.07)     ----
                                            --------   --------   --------   -------   -------   -------   ------    ------
      Total distributions ...............      (0.69)     (0.66)     (0.80)    (0.67)    (0.47)    (0.29)   (0.16)     ----
                                            --------   --------   --------   -------   -------   -------   ------    ------
Net asset value, end of period ..........     $13.15     $12.47     $13.93    $12.47    $12.88    $11.59   $10.50    $10.21
                                            ========   ========   ========   =======   =======   =======   ======    ======

      Total  return .....................      11.13%     (5.75%)    18.99%     2.27%    15.86%    13.49%    4.49%     1.79%

Net assets, end of period (000's) .......   $217,435   $208,513   $196,817   $67,859   $28,251   $11,582   $4,065    $1,355

Ratio of operating expenses to
average net assets ......................       0.95%(A)   0.96%      1.06%     1.05%     1.14%     1.21%    1.50%     3.39%(A)

Ratio of net investment income to
average net assets ......................       6.42%(A)   6.10%      5.61%     6.71%    17.28%     6.62%    7.15%     3.74%(A)

Portfolio turnover rate .................        168%(A)    157%       154%      132%      164%      142%      50%      234%(A)

__________________________

*   Commencement of operations.

(A) Annualized

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FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                     INTERNATIONAL GROWTH AND
                                                            INCOME TRUST
                                                     ------------------------
                                                              01/09/95*
                                                                 TO
                                                              06/30/95
                                                            (UNAUDITED)
                                                            ------------
               Net asset value, beginning
               of period ...........................           $10.00

               Income from investment operations:
               ----------------------------------
                Net investment income ..............             0.04
                Net realized and unrealized loss
                  on investments and foreign
                  currency transactions.............            (0.03)
                                                               ------
                     Total from investment
                      operations ...................             0.01

               Net asset value, end of period ......           $10.01
                                                               ======

                     Total return ..................             0.10%


               Net assets, end of period (000's) ...          $60,018

               Ratio of operating expenses to
                 average net assets ................             1.11%(A)

               Ratio of net investment income to
                 average net assets ................             2.14%(A)

               Portfolio turnover rate .............               63%(A)

_____________________________

* Commencement of operations.

(A) Annualized


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FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                                         INVESTMENT QUALITY BOND TRUST
                                         -----------------------------------------------------------------------------------
                                                                            YEARS ENDED DECEMBER 31,
                                         SIX MONTHS  -----------------------------------------------------------------------
                                            ENDED
                                          06/30/95
                                         (UNAUDITED)   1994    1993    1992   1991**   1990    1989     1988    1987    1986
                                         ----------- -------- ------- ------- ------- ------- ------- -------- ------- ------
Net asset value, beginning
of period ..............................      $11.01   $12.12  $11.58  $11.33  $10.74  $12.37  $11.55   $10.79  $11.58 $11.18

Income from investment operations:
----------------------------------
 Net investment income  (B) ............        0.43     0.66    0.60    0.63    0.76    1.12    0.75     0.57    0.81   1.02
 Net realized and unrealized gain
  (loss) on investments ................        0.81    (1.23)   0.53    0.15    0.85   (1.50)   0.51     0.19   (0.50)  0.37
                                              ------   ------  ------  ------  ------  ------  ------   ------  ------ ------
    Total from investment
     operations ........................        1.24    (0.57)   1.13    0.78    1.61   (0.38)   1.26     0.76    0.31   1.39

Less distributions:
-------------------
 Dividends from net investment income ..       (0.74)   (0.54)  (0.59)  (0.53)  (1.02)  (1.25)  (0.44)    ----   (0.88) (0.69)
 Distributions from capital gains ......        ----     ----    ----    ----    ----    ----    ----     ----   (0.22) (0.30)
                                              ------   ------  ------  ------  ------  ------  ------   ------  ------ ------
    Total distributions ................       (0.74)   (0.54)  (0.59)  (0.53)  (1.02)  (1.25)  (0.44)    ----   (1.10) (0.99)
                                              ------   ------  ------  ------  ------  ------  ------   ------  ------ ------
Net asset value, end of period .........      $11.51   $11.01  $12.12  $11.58  $11.33  $10.74  $12.37   $11.55  $10.79 $11.58
                                              ======   ======  ======  ======  ======  ======  ======   ======  ====== ======

    Total  return ......................       11.56%   (4.64%) 10.01%   7.21%  16.07%  (2.73%) 11.34%    7.09%   2.61% 13.25%

Net assets, end of period (000's) ......    $119,433 $111,423 $99,474 $60,185 $38,896 $20,472 $26,965 $114,221 $25,131 $1,295

Ratio of operating expenses to
average net assets  (C) ................        0.75%(A) 0.76%   0.77%   0.80%   0.85%   0.70%   0.83%    0.89%   0.95%  1.16%

Ratio of net investment income to
average net assets .....................        6.98%(A) 6.49%   6.03%   6.96%   7.47%   8.41%   8.77%    7.97%   7.46%  8.11%

Portfolio turnover rate ................         213%(A)  140%     33%     59%    115%    120%    351%      94%    201%   127%

<
Caption>

                              INVESTMENT QUALITY BOND TRUST
                              -----------------------------
                                          6/18/85*
                                            TO
                                         12/31/85
                                         ---------
Net asset value, beginning
of period ..............................   $10.28


Income from investment operations:
----------------------------------
 Net investment income  (B) ............     0.55
 Net realized and unrealized gain
  (loss) on investments ................     0.35
                                           ------
    Total from investment
     operations ........................     0.90

Less distributions:
-------------------
 Dividends from net investment income ..     ----
 Distributions from capital gains ......     ----
                                           ------
    Total distributions ................     ----
                                           ------
Net asset value, end of period .........   $11.18
                                           ======

    Total  return ......................     8.72%

Net assets, end of period (000's) ......   $1,120

Ratio of operating expenses to
average net assets  (C) ................     1.31%(A)

Ratio of net investment income to
average net assets .....................     9.99%(A)

Portfolio turnover rate ................      165%(A)

__________________________

* Commencement of operations.
** The Investment Quality Bond Trust is the successor to the Bond Trust effective April 23, 1991.

(A)  Annualized
(B) After expense reimbursement per share of $0.02, $0.28 and $0.12 in 1987, 1986 and 1985, respectively.
(C) The ratio of operating expenses, before reimbursement from the investment adviser, was 1.14%, 3.38% and 3.55% in 1987, 1986 and 1985, respectively.

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FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------


                                                                  U.S. GOVERNMENT SECURITIES TRUST
                                          ------------------------------------------------------------------------------------------
                                                                      YEARS ENDED DECEMBER 31,
                                          SIX MONTHS    ----------------------------------------------------------------
                                             ENDED                                                                          3/18/88*
                                           06/30/95                                                                           TO
                                          (UNAUDITED)     1994        1993       1992       1991       1990      1989**    12/31/88
                                         -------------  ---------  ---------  ---------  ---------  ---------  ---------  ---------

Net asset value, beginning
of period ...............................       $12.64     $13.48     $13.05     $12.85     $11.83     $10.98      $9.81    $10.03

Income from investment operations:
----------------------------------
 Net investment income  (B) .............         0.52       0.77       0.48       0.10       0.19       1.07       0.20      0.07
 Net realized and unrealized gain
  (loss) on investments .................         0.72      (0.95)      0.49       0.65       1.40      (0.13)      1.08     (0.29)
                                                ------     ------     ------     ------     ------     ------     ------     -----
      Total from investment operations ..         1.24      (0.18)      0.97       0.75       1.59       0.94       1.28     (0.22)

Less distributions:
-------------------
 Dividends from net investment income ...        (0.87)     (0.51)     (0.46)     (0.38)     (0.53)     (0.08)     (0.11)     ----
 Distributions from capital gains .......         ----      (0.15)     (0.08)     (0.17)     (0.04)     (0.01)      ----      ----
                                                ------     ------     ------     ------     ------     ------     ------     -----
      Total distributions ...............        (0.87)     (0.66)     (0.54)     (0.55)     (0.57)     (0.09)     (0.11)     ----
                                                ------     ------     ------     ------     ------     ------     ------     -----
Net asset value, end of period ..........       $13.01     $12.64     $13.48     $13.05     $12.85     $11.83     $10.98     $9.81
                                                ======     ======     ======     ======     ======     ======     ======     =====

      Total  return .....................        10.10%     (1.25%)     7.64%      6.19%     14.01%      8.63%     13.16%    (2.19%)


Net assets, end of period (000's) .......     $189,250   $188,813   $222,072   $125,945    $29,246    $10,469     $5,905      $344

Ratio of operating expenses to
average net assets  (C) .................     0.73%(A)       0.73%      0.75%      0.76%      0.87%      1.04%      0.90%   5.16%(A)

Ratio of net investment income to
average net assets ......................     6.86%(A)       5.68%      5.05%      6.12%      7.09%      7.70%      6.66%   1.16%(A)

Portfolio turnover rate .................      459%(A)        387%       213%       141%       233%       284%       330%    156%(A)

_____________________________

* Commencement of operations.
** The U.S. Government Securities Trust is the successor to the Convertible Securities Trust effective May 1, 1989.

(A)  Annualized
(B) After expense reimbursement per share of $0.01 and $0.06 in 1989 and 1988, respectively.
(C) The ratio of operating expenses, before reimbursement from the investment adviser, was 1.62% and 6.16% in 1989 and 1988, respectively.


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FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                                          MONEY MARKET TRUST
                                   ------------------------------------------------------------------------------------------------
                                                                        YEARS ENDED DECEMBER 31,
                                   SIX MONTHS ---------------------------------------------------------------------------
                                      ENDED                                                                                6/18/85*
                                     06/30/95                                                                                TO
                                   (UNAUDITED)  1994     1993     1992     1991     1990     1989    1988    1987   1986  12/31/85
                                     -------- -------- -------- -------- -------- -------- ------- ------- ------- ------ -------
Net asset value, beginning
of period ..........................   $10.00   $10.00   $10.00   $10.00   $10.00   $10.00  $10.00  $10.00  $10.00 $10.00  $10.00

Income from investment operations:
----------------------------------
 Net investment income  (B) ........     0.28     0.38     0.27     0.33     0.56     0.75    0.72    0.57    0.60   0.56    0.36

Less distributions:
-------------------
 Dividends from net
  investment income ................    (0.28)   (0.38)   (0.27)   (0.33)   (0.56)   (0.75)  (0.72)   (0.57) (0.60) (0.56)  (0.36)
                                       ------   ------   ------   ------   ------   ------  ------   ------ ------ ------  ------
Net asset value, end of period .....   $10.00   $10.00   $10.00   $10.00   $10.00   $10.00  $10.00   $10.00 $10.00 $10.00  $10.00
                                       ======   ======   ======   ======   ======   ======  ======   ====== ====== ======  ======

      Total  return ................     2.81%    3.78%    2.69%    3.36%    5.71%    7.76%   8.56%    6.77%  6.13%  5.74%   3.61%

Net assets, end of period (000's) .. $266,521 $276,674 $132,274  $89,535  $79,069  $85,040 $19,403  $12,268 $7,147 $1,046  $1,001

Ratio of operating expenses to
average net assets  (C) ............ 0.56%(A)     0.57%    0.59%    0.60%    0.60%    0.57%   0.79%    0.99%  0.78%  1.11%  1.21%(A)

Ratio of net investment income to
average net assets ................. 5.55%(A)     3.93%    2.66%    3.28%    5.65%    7.27%   8.26%    6.68%  5.86%  6.84%  6.84%(A)

_________________________________

* Commencement of operations.

(A)  Annualized
(B) After expense reimbursement per share of $0.08, $0.23 and $0.12 in 1987, 1986 and 1985, respectively.
(C) The ratio of operating expenses, before reimbursement from the investment adviser, was 1.57%, 3.43% and 3.50% in 1987, 1986 and 1985, respectively.


NASL SERIES TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
-------------------------------------------------------------------------------

                                                               AGGRESSIVE ASSET ALLOCATION TRUST
                                          -----------------------------------------------------------------------------------
                                                                     YEARS ENDED DECEMBER 31,
                                           SIX MONTHS   -------------------------------------------------------
                                             ENDED                                                                    8/03/89*
                                           06/30/95                                                                     TO
                                          (UNAUDITED)     1994        1993        1992        1991        1990       12/31/89
                                           ---------   ---------   ---------   ---------   ---------   ---------    ---------
Net asset value, beginning
of period ...............................     $11.17       $12.03       $11.25       $10.72       $9.08      $9.88     $10.00

Income from investment operations:
----------------------------------
 Net investment income ..................       0.18         0.31         0.34         0.30        0.36       0.36       0.08
 Net realized and unrealized gain
  (loss) on investments and
  foreign currency transactions .........       1.05       (0.41)       0.79        0.55        1.69       (1.07)       (0.20)
                                              ------      ------      ------      ------      ------       -----        -----
      Total from investment operations ..       1.23       (0.10)       1.13        0.85        2.05       (0.71)       (0.12)

Less distributions:
-------------------
 Dividends from net investment income ...      (0.33)      (0.31)      (0.30)      (0.32)      (0.41)      (0.07)        ----
 Distributions from capital gains .......      (0.41)      (0.45)      (0.05)       ----        ----       (0.02)        ----
                                              ------      ------      ------      ------      ------       -----        -----
    Total distributions .................      (0.74)      (0.76)      (0.35)      (0.32)      (0.41)      (0.09)        ----
                                              ------      ------      ------      ------      ------       -----        -----
Net asset value, end of period ..........     $11.66      $11.17      $12.03      $11.25      $10.72       $9.08        $9.88
                                              ======      ======      ======      ======      ======       =====        =====

    Total  return .......................      11.25%      (0.69%)     10.30%       8.24%      22.96%      (7.27%)      (1.20%)

Net assets, end of period (000's) .......   $191,499    $184,662    $174,448    $151,627    $124,632     $91,581      $87,301

Ratio of operating expenses to
average net assets ......................       0.92%(A)    0.89%       0.86%       0.89%       0.88%       0.78%        0.89%(A)

Ratio of net investment income to
average net assets ......................       2.84%(A)    2.90%       2.96%       3.08%       3.63%       4.08%        3.32%(A)

Portfolio turnover rate .................        119%(A)     136%         92%        123%        172%         82%          22%(A)

_____________________________

* Commencement of operations.

(A) Annualized

NASL SERIES TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                                      MODERATE ASSET ALLOCATION TRUST
                                            ---------------------------------------------------------------------------------
                                                                          YEARS ENDED DECEMBER 31,
                                            SIX MONTHS  ---------------------------------------------------------
                                             ENDED                                                                   8/03/89*
                                            06/30/95                                                                    TO
                                           (UNAUDITED)     1994        1993        1992        1991       1990       12/31/89
                                            ---------   ---------   ---------   ---------   ---------   ---------   ---------
Net asset value, beginning
of period ...............................      $10.79      $11.76      $11.14      $10.72        $9.29     $10.03      $10.00

Income from investment operations:
----------------------------------
 Net investment income ..................        0.24        0.45        0.41        0.41        0.42        0.48        0.11
 Net realized and unrealized gain
  (loss) on investments and
  foreign currency transactions .........        0.91       (0.65)       0.67        0.43        1.50       (1.10)      (0.08)
                                               ------      ------      ------      ------      ------       -----      ------
      Total from investment operations ..        1.15       (0.20)       1.08        0.84        1.92       (0.62)       0.03

Less distributions:
-------------------
 Dividends from net investment income ...       (0.45)      (0.40)      (0.39)      (0.42)      (0.49)      (0.10)       ----
 Distributions from capital gains .......       (0.10)      (0.37)      (0.07)       ----        ----       (0.02)       ----
                                               ------      ------      ------      ------      ------       -----      ------
    Total distributions .................      (0.55)       (0.77)      (0.46)      (0.42)      (0.49)      (0.12)       ----
                                               ------      ------      ------      ------      ------       -----      ------
Net asset value, end of period ..........      $11.39      $10.79      $11.76      $11.14      $10.72       $9.29      $10.03
                                               ======      ======      ======      ======      ======       =====      ======

    Total  return .......................       10.84%      (1.61%)     10.06%       8.30%      21.23%      (6.23%)      0.30%

Net assets, end of period (000's) .......    $626,524    $604,491    $644,257    $505,967    $420,074    $327,328    $318,439

Ratio of operating expenses to
average net assets ......................        0.86%(A)    0.85%      0.84%        0.87%       0.86%       0.73%       0.79%(A)

Ratio of net investment income to
average net assets ......................        4.00%(A)    4.01%      4.02%        4.21%       4.38%        5.10%      4.51%(A)

Portfolio turnover rate .................         147%(A)     180%       135%         169%        168%          76%        41%(A)

_____________________________

* Commencement of operations.

(A) Annualized


NASL SERIES TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
-------------------------------------------------------------------------------

                                                                   CONSERVATIVE ASSET ALLOCATION TRUST
                                           ----------------------------------------------------------------------------------
                                                                        YEARS ENDED DECEMBER 31,
                                           SIX MONTHS   ---------------------------------------------------------
                                             ENDED                                                                   8/03/89*
                                           06/30/95                                                                    TO
                                          (UNAUDITED)      1994        1993        1992        1991        1990      12/31/89
                                            ---------   ---------   ---------   ---------   ---------   ---------   ---------
Net asset value, beginning
of period ...............................      $10.34      $11.26      $10.78      $10.63       $9.56      $10.11      $10.00

Income from investment operations:
----------------------------------
 Net investment income ..................        0.28        0.55        0.50        0.47        0.58        0.62        0.15
 Net realized and unrealized gain
  (loss) on investments and
  foreign currency transactions .........        0.73       (0.76)       0.44        0.26        1.15       (1.01)      (0.04)
                                               ------      ------      ------      ------      ------       -----      ------
      Total from investment operations ..        1.01       (0.21)       0.94        0.73        1.73       (0.39)       0.11

Less distributions:
-------------------
 Dividends from net investment income ...       (0.55)      (0.46)      (0.46)      (0.58)      (0.66)      (0.13)       ----
 Distributions from capital gains .......        ----       (0.25)       ----        ----        ----       (0.03)       ----
                                               ------      ------      ------      ------      ------       -----      ------
    Total distributions .................       (0.55)      (0.71)      (0.46)      (0.58)      (0.66)      (0.16)       ----
                                               ------      ------      ------      ------      ------       -----      ------
Net asset value, end of period ..........      $10.80      $10.34      $11.26      $10.78      $10.63       $9.56      $10.11
                                               ======      ======      ======      ======      ======       =====      ======

    Total  return .......................        9.96%      (1.84%)      8.99%       7.36%      18.80%      (3.84%)      1.10%

Net assets, end of period (000's) .......    $220,939    $216,716    $250,117    $201,787    $165,167    $149,901    $141,191

Ratio of operating expenses to
average net assets ......................        0.89%(A)    0.87%       0.86%       0.89%       0.88%       0.76%       0.82%(A)

Ratio of net investment income to
average net assets ......................        4.74%(A)    4.86%       4.78%       4.99%       5.65%       6.68%       6.00%(A)

Portfolio turnover rate .................         126%(A)     220%        170%        252%        211%         78%         85%(A)

_____________________________

* Commencement of operations.

(A) Annualized


                       INVESTMENT OBJECTIVES AND POLICIES

     Each portfolio has a stated investment objective which it pursues through separate investment policies. The differences in objectives and policies among the portfolios can be expected to affect the return of each portfolio and the degree of market and financial risk to which each portfolio is subject.

     The investment objectives of each portfolio represent fundamental policies of each such portfolio and may not be changed without the approval of the holders of a majority of the outstanding shares of the portfolio. Except for certain investment restrictions, the policies by which a portfolio seeks to achieve its investment objectives may be changed by the Trustees of the Trust without the approval of the shareholders.

     The following is a description of the investment objectives and policies
of each portfolio.   More complete  descriptions of the money market
instruments in which the Trust may invest and of the options, futures, currency and other derivative transactions that certain portfolios may engage in are set forth in the Statement of Additional Information. A more complete description of the debt security ratings used by the Trust assigned by Moody's Investors Service, Inc. ("Moody's") or Standard and Poor's Corporation ("S&P") is included in Appendix I to this Prospectus.


Small/Mid Cap Trust



     The investment objective of the Small/Mid Cap Trust is to seek long term capital appreciation. Alger manages the Small/Mid Cap Trust and will pursue this objective by investing at least 65% of the portfolios total assets (except during temporary defensive periods) in small/mid cap equity securities. As used in this Prospectus small/mid cap equity securities are equity securities of companies that, at the time of purchase, have "total market capitalization" -- present market value per share multiplied by the total number of shares outstanding -- between $500 million and $5 billion. The portfolio may invest up to 35% of its total assets in equity securities of companies that, at the time of purchase, have total market capitalization of $ 5 billion or greater and in excess of that amount (up to 100% of its assets ) during temporary defensive periods.



     The Small/Mid Cap Trust seeks to achieve its investment objective by investing in equity securities, such as common or preferred stocks, or securities convertible into or exchangeable for equity securities, including warrants and rights. The portfolio will invest primarily in companies whose securities are traded on domestic stock exchanges or in the over-the-counter market.



     The Small/Mid Cap Trust may invest a significant portion of its assets in the securities of small companies. Small companies are those which are still in the developing stages of their life cycles and will attempt to achieve rapid growth in both sales and earnings. Investments in small companies involve greater risk than is customarily associated with more established companies. These companies often have sales and earnings growth rates which exceed those of large companies. Such growth rates may be reflected in more rapid share price appreciation. However, smaller companies often have limited operating histories, product lines, markets or financial resources, and they may be dependent upon one-person management. These companies may be subject to intense competition from larger entities, and the securities of such companies may have limited marketability and may be subject to more abrupt or erratic movements in price than securities of larger companies or the market averages in general. Therefore, the net asset values of the Small/Mid Cap Trust may fluctuate more widely than the popular market averages. Accordingly, an investment in the portfolio may not be appropriate for all investors.



     In order to afford the portfolio the flexibility to take advantage of new opportunities for investments in accordance with its investment objectives, it may hold up to 15% of its net assets (up to 100% of their assets during temporary defensive periods) in money market instruments, bank and thrift obligations, obligations issued or guaranteed by the U.S. Government or by its agencies or instrumentalities, foreign bank obligations and obligations of foreign branches or domestic banks, variable rate master demand notes and repurchase agreements. When the portfolio is in a defensive position, the opportunity to achieve capital growth will be limited, and, to the extent that this assessment of market conditions is incorrect, the portfolio will be foregoing the opportunity to benefit from capital growth resulting from increases in the value of its investments and may not achieve its investment objective.



     Foreign Securities. The portfolio may invest up to 20% of its total assets in foreign securities and will be subject to certain risks as a result of these investments. These risks are described under the caption "RISK FACTORS -- Foreign Securities" in this Prospectus. Moreover, substantial investments in foreign securities may have adverse tax implications as described under "GENERAL INFORMATION -Taxes" in this Prospectus. The portfolio may also purchase American Depository Receipts

("ADRs") or U.S.
dollar-deonominated securities of foreign issuers that are not included in the 20% foreign securities limitation. See "RISK FACTORS - Foreign Securities" in this Prospectus for a description of ADRs.


     Use of Hedging and Other Strategic Transactions. The Small/Mid Cap Trust is currently authorized to use all of the various investment strategies referred to under "RISK FACTORS -- Hedging and Other Strategic Transactions". The Statement of Additional Information contains a description of these strategies and of certain risks associated therewith.


International Small Cap Trust


     The investment objective of the International Small Cap Trust is to seek long-term capital appreciation. Founder manages the International Small Cap Trust and will pursue this objective by investing primarily in securities issued by foreign companies which have total market capitalizations (present market value per share multiplied by the total number of shares outstanding) or annual revenues of $1 billion or less. These securities may represent companies in both established and emerging economies throughout the world.


     At least 65% of the portfolio's total assets will normally be invested in foreign securities representing a minimum of three countries (other than the United States). The portfolio may invest in larger foreign companies or in U.S. based companies if, in the Founders' opinion, they represent better prospects for appreciation.


     The International Small Cap Trust may invest a significant portion of its assets in the securities of small companies. Small companies are those which are still in the developing stages of their life cycles and are attempting to achieve rapid growth in both sales and earnings. Investments in small companies involve greater risk than is customarily associated with more established companies. These companies often have sales and earnings growth rates which exceed those of large companies. Such growth rates may be reflected in more rapid share price appreciation. However, smaller companies often have limited operating histories, product lines, markets or financial resources, and they may be dependent upon one-person management. These companies may be subject to intense competition from larger entities, and the securities of such companies may have limited marketability and may be subject to more abrupt or erratic movements in price than securities of larger companies or the market averages in general. Therefore, the net asset values of the International Small Cap Trust may fluctuate more widely than the popular market averages. Accordingly, an investment in the Portfolio may not be appropriate for all investors.


     The International Small Cap Trust will invest primarily in equity securities but may also invest in convertible securities, preferred stocks, bonds, debentures and other corporate obligations when Founders believes that these investments offer opportunities for capital appreciation. Current income will not be a substantial factor in the selection of these securities. The portfolio will only invest in bonds, debentures and corporate obligations--other than convertible securities and preferred stock--rated investment-grade (BBB or higher by Moody's or Baa or higher by S&P) at the time of purchase or , if unrated, of comparable quality in the opinion of Founders.. Convertible securities and preferred stocks purchased by the Portfolio may be rated in medium and lower categories by Moody's or S&P (Ba or lower by Moody's and BB or lower by S&P) but will not be rated lower than B. The portfolio may also invest in unrated convertible securities and preferred stocks in instances in which Founders believes that the financial condition of the issuer or the protection afforded by the terms of the securities limits risk to a level similar to that of securities rated in categories no lower than B. The portfolio is not required to dispose of debt securities whose ratings are down-graded below these ratings subsequent to the portfolio's purchase of the securities. See "RISK FACTORS - High Yield (High Risk)Securities." A description of the ratings used by Moody's and S & P is set forth in Appendix I to the Prospectus.


     The International Small Cap Trust may invest temporarily in the following securities if Founders determines that it is appropriate for purposes of enhancing liquidity or preserving capital in light of prevailing market or economic conditions: cash, cash equivalents, U.S. government obligations, commercial paper, bank obligations, repurchase agreements, and negotiable U.S. dollar-denominated obligations of domestic and foreign branches of U.S. depository institutions, U.S. branches of foreign depository institutions, and foreign depository institutions. When the portfolio is in a defensive position, the opportunity to achieve capital growth will be limited, and, to the exent that this assessment of market conditions is incorrect, the portfolio will be foregoing the opportunity to benefit from capital growth resulting from increases in the value of equity investments and may not achieve its investment objective.


     Foreign Securities. The portfolio may invest up to 100% of its total assets in foreign securities and will be subject to special risks as a result of these investments. These risks are described under the caption "RISK FACTORS -- Foreign Securities" in this

Prospectus.  Moreover, substantial
investments in foreign securities may have adverse tax implications as described under "GENERAL INFORMATION -Taxes" in this Prospectus.


     Foreign investments of the International Small Cap Trust may include securities issued by companies located in countries not considered to be major industrialized nations. Such countries are subject to more economic, political and business risk than major industrialized nations, and the securities they issue and of issuers located in such countries are expected to be more volatile and more uncertain as to payments of interest and principal. The secondary market for such securities is expected to be less liquid than for securities of major industrialized nations. Such countries may include (but are not limited to) Argentina, Bolivia, Brazil, Chile, China, Colombia, Costa Rica, Czech Republic, Ecuador, Egypt, Greece, Hong Kong, Hungary, India, Indonesia, Ireland, Israel, Jordan, Malaysia, Mexico, New Zealand, Nigeria, North Korea, Pakistan, Paraguay, Peru, Philippines, Poland, Portugal, Singapore, Slovak Republic. South Africa, South Korea, Spain, Sri Lanka, Taiwan, Thailand, Turkey, Uruaguay, Venezuela, Vietnam and the countries of the former Soviet Union. Investments of the Portfolio may include securities created through the Brady Plan, a program under which heavily indebted countries have restructured their bank debt into bonds. See "OTHER INSTRUMENTS--High Yield Foreign Sovereign Debt Securities" in the Statement of Additional Information.


     Use of Hedging and Other Strategic Transactions. The International Small Cap Trust is currently authorized to use all of the various investment strategies referred to under "RISK FACTORS -- Hedging and Other Strategic Transactions." The Statement of Additional Information contains a description of these strategies and of certain risks associated therewith.


GLOBAL EQUITY TRUST

     The investment objective of the Global Equity Trust is long-term capital appreciation. Oechsle International manages the Global Equity Trust and intends to pursue this objective by investing primarily in a globally diversified portfolio of common stocks and securities convertible into or exercisable for common stocks.

     At least 65% of the assets of the Global Equity Trust will generally be invested in a globally diversified portfolio of equity securities (e.g., common and preferred stocks). Up to 35% of the assets of the Global Equity Trust may be invested in securities convertible into or exercisable for common stocks and in fixed income securities. Fixed income securities are discussed in the description of the Global Government Bond Trust below. Under normal circumstances, at least 65% of the Global Equity Trust's assets will be invested in securities of at least three different countries. However, the Global Equity Trust may for temporary defensive purposes choose to invest substantially all of its assets in U.S. securities or cash and cash items.
Cash is an actively managed portfolio asset. The Global Equity Trust's cash position will reflect Oechsle International's overall measure of optimism in the global equity markets. If Oechsle International foresees unusual market risks, cash reserves will be increased to reduce portfolio volatility. Cash reserves are generally held in U.S. short-term government instruments, although non-U.S. government securities may be held for this purpose from time to time.

     Oechsle International seeks to achieve the Global Equity Trust's investment objective of long-term capital appreciation by making investment decisions based on a two-pronged approach of (i) choosing a limited group of countries with strong and stable national financial markets, generally with total capitalization in excess of $5 billion, and (ii) identifying a select group of companies in such countries with attractive investment potential and typical capitalization of $200 million or more. The following is a brief description of the Oechsle International two-pronged investment approach.

     Country Selection. The Global Equity Trust will seek to maximize returns by significantly overweighing markets identified as attractive, while reducing overall portfolio risk through broad diversification of investments across a limited group of national markets. Broad diversification provides a prudent method of reducing volatility while allowing the Global Equity Trust to take advantage of the different movements of major equity markets to maximize returns. Opportunities for global investing have broadened in recent years. For example, in 1980 the U.S. stock market capitalization represented approximately 70% of the total world stock market capitalization and by 1990 such share had fallen to approximately 30%.

     Generally, investments will be limited to companies in countries where total market capitalization exceeds $5 billion. The Global Equity Trust's focus will normally be on the largest, most liquid international equity markets including, but not limited to, the United States, Japan, the United Kingdom, the Federal Republic of Germany, Canada, France and Italy.

     Security Selection. Investments will generally be made in companies with market capitalizations of at least $200 million. Oechsle International focuses its research effort on exchange listed U.S. companies and a universe of approximately 1,000 non-U.S. companies, most of which are included in either the Morgan Stanley Capital International Europe, Australia and Far East Index or other major international indices. The Global Equity Trust intends to purchase and hold securities for long-term capital appreciation and does not expect to trade for short-term gain.

Use of Hedging and Other Strategic Transactions

     The Global Equity Trust is currently authorized to use all of the various investment strategies referred to under "Hedging and Other Strategic Transactions." With the exception of currency transactions, however, it is not presently anticipated that any of these strategies will be used to a significant degree by the portfolio. The Statement of Additional Information contains a description of these strategies and of certain risks associated therewith. The Global Equity Trust will be subject to special risks as a result of its ability to invest up to 100% of its assets in foreign securities. These risks are described under the caption "Foreign Securities" in this Prospectus.

     Moreover, substantial investments in foreign securities may have adverse tax implications as described under "Taxes" in this Prospectus. The ability to diversify its investments among the equity markets in different countries may, however, reduce the overall level of market risk to the extent it may reduce the Global Equity Trust's exposure to a single market.

PASADENA GROWTH TRUST

     The principal investment objective of the Pasadena Growth Trust is long-term growth of capital by emphasizing investments in companies with rapidly growing earnings per share, some of which may be smaller emerging growth companies.

     The Pasadena Growth Trust emphasizes the purchase of common stocks of domestic corporations with rapidly growing earnings per share. Some of the companies in the portfolio may be unseasoned, although most are generally well-known and established. The Pasadena Growth Trust also invests in stocks of companies with a market capitalization of less than $500 million and companies that, although not growing rapidly, are undervalued by other criteria of their fundamental net worth in the opinion of its Subadviser. The volatility of its investment portfolio is likely to be greater than that of the Standard & Poor's 500 Stock Index and greater than that of the Value Equity or Equity Trust. For this reason, the net asset value per share of the Pasadena Growth Trust may fluctuate substantially and the portfolio may not be appropriate for short-term investments. Dividend and interest income received from portfolio securities is largely incidental.

     The Pasadena Growth Trust's investments may also include preferred stocks, warrants, convertible debt obligations and other debt obligations that, in the Subadviser's opinion, offer the possibility of capital appreciation over the course of approximately two or more years because of the timing of such investments. In addition to the interest received from such debt instruments, if interest rates fall, these instruments are likely to increase in value. Conversely, if interest rates rise, a decrease in value can be expected. The Pasadena Growth Trust does not, however, anticipate investing a significant portion of its total assets in such instruments.

     The debt obligations which may be acquired by the Pasadena Growth Trust include direct and indirect obligations of the U.S. Government and its agencies, states and municipalities and their agencies, or corporate issuers. Any corporate debt obligations in which the Pasadena Growth Trust may invest must be rated at least BBB or Baa or better by national agencies, or, if unrated, are, in the Subadviser's opinion, of equivalent investment quality. Securities which are rated "BBB" or "Baa" are generally regarded as having an adequate capacity to pay interest and repay principal in accordance with the terms of the obligation, but may have some speculative characteristics. In addition, such securities are generally more sensitive to changes in economic conditions than securities rated in the higher categories, which tend to be more sensitive to interest rate changes. In the event that the rating for any security held in the Pasadena Growth Trust's portfolio drops below "BBB" or "Baa" such change will be considered by the Trust's Subadviser in evaluating the overall composition of the Trust's portfolio.

     From time to time, depending on the Subadviser's analysis of market and other considerations, all or part of the assets of the portfolio may be held in cash and short-term money market instruments, including obligations of the U.S. Government, high quality commercial paper, certificates of deposit, bankers' acceptances, bank interest bearing demand accounts, and repurchase agreements secured by U.S. Government securities. All such investments will be made for temporary defensive purposes to protect against the erosion of capital and pending investment in other securities.

     As a matter of operating policy, the Trust may invest in securities of unseasoned companies. The Subadviser regards a company as unseasoned when, for example, it is relatively new to or not yet well established in its primary line of business. Such companies generally are smaller and younger than companies whose shares are traded on the major stock exchanges. Accordingly, their shares are often traded over-the-counter and their share prices may be more volatile than those of larger, exchange-listed companies. In order to avoid undue risks, the portfolio normally will not purchase securities of any company with a record of fewer than three years' continuous operation (including that of predecessors).

     The Pasadena Growth Trust does not intend to engage in the purchase of securities on a when-issued or delayed delivery basis or engage in any hedging or other transactions described in the Statement of Additional Information under the caption "Hedging and Other Strategic Transactions." The Pasadena Growth Trust will be subject to certain risks as a result of its ability to invest up to 20% of its assets in foreign securities. These risks are described under the caption "Foreign Securities" in this Prospectus. Moreover, substantial investments in foreign securities may have adverse tax implications as described under "Taxes" in this Prospectus.

EQUITY TRUST

     The principal investment objective of the Equity Trust is growth of capital. Current income is a secondary consideration although growth of income may accompany growth of capital.

     FMTC manages the Equity Trust and seeks to attain the foregoing objective by investing primarily in common stocks of United States issuers or securities convertible into or which carry the right to buy common stocks. It may also invest to a limited degree, normally not in excess of 15% of the value of the Equity Trust's total assets, in non-convertible preferred stocks and debt securities. Portfolio securities may be selected with a view toward either short-term or long-term capital growth. When in FMTC's opinion market or economic conditions warrant a defensive posture, the Equity Trust may place any portion of its assets in investment grade debt securities (i.e., the four highest bond ratings assigned by Moody's or S&P), preferred stocks, Government securities or cash. The fourth highest category of investment grade bonds has some speculative characteristics and instruments with such ratings are subject to greater fluctuations in value than more highly rated instruments as economic conditions change. The Equity Trust is not required to dispose of such
instruments in the event they are downgraded.   It may also maintain amounts in
cash or short-term debt securities pending selection of investments in accordance with its policies.

     The Equity Trust will invest primarily in securities listed on national securities exchanges, but from time to time it may also purchase securities
traded in the "over the counter" market.   The Equity Trust will be subject to
certain risks as a result of its ability to invest up to 20% of its assets in foreign securities. These risks are described under the caption "Foreign Securities" in this Prospectus. Moreover, substantial investments in foreign securities may have adverse tax implications as described under "Taxes" in this Prospectus.

Use of Hedging and Other Strategic Transactions

     The Equity Trust is currently authorized to use all of the various investment strategies referred to under "RISK FACTORS -- Hedging and Other Strategic Transactions." However, it is not presently anticipated that any of these strategies will be used to a significant degree by the portfolio. The Statement of Additional Information contains a description of these strategies and of certain risks associated therewith.

VALUE EQUITY TRUST

     The principal investment objective of the Value Equity Trust is long-term growth of capital. GSAM manages the Value Equity Trust and will seek to attain its objective by investing under normal circumstances at least 65% of its total assets in equity securities, consisting of common or preferred stocks, including options and warrants.

     The Value Equity Trust will invest primarily in securities listed on national securities exchanges and securities traded in the "over-the-counter" market. Under normal market conditions the Value Equity Trust may invest up to 35% of its total assets in preferred stocks, government securities, short-term debt securities, money market instruments, cash or investment grade bonds (i.e., the four highest bond ratings assigned by Moody's or S&P or determined to be of comparable quality by GSAM.) When in GSAM's opinion market or economic conditions warrant a temporary defensive posture, the Value Equity Trust may place any portion of its assets in these types of non-equity securities. The fourth highest category of investment grade bonds has some speculative characteristics and instruments with such ratings are subject to greater fluctuations in value than more highly rated instruments as economic conditions change. The Value Equity Trust is not required to dispose of such instruments in the event they are downgraded.

     The Value Equity Trust will be subject to special risks as a result of its ability to invest up to 20% of its assets in foreign securities. These risks are described under the caption "Foreign Securities" in this Prospectus. Moreover, substantial investments in foreign securities may have adverse tax implications as described under "Taxes" in this Prospectus.

Use of Hedging and Other Strategic Transactions

     The Value Equity Trust is currently authorized to use all of the various investment strategies referred to under "Hedging and Other Strategic Transactions." The Statement of Additional Information contains a description of these strategies and of certain risks associated therewith.

GROWTH AND INCOME TRUST

     The investment objective of the Growth and Income Trust is to provide long-term growth of capital and income consistent with prudent investment risk.

     Wellington Management manages the Growth and Income Trust and seeks to achieve the Trust's objective by investing primarily in a diversified portfolio of common stocks of U.S. issuers which Wellington believes are of high quality. Wellington
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
Management believes are of high quality. Wellington Management believes that high quality is evidenced by a leadership position within an industry, a strong or improving balance sheet, relatively high return on equity, steady or increasing dividend payout and strong management skills. The Trust's investments will primarily emphasize dividends paying stocks of larger companies. The Trust may also invest in securities convertible into or which carry the right to buy common stocks, including those convertible securities issued in the Euromarket, preferred stocks and debt securities. When market or financial conditions warrant a temporary defensive posture, the Trust may, in order to reduce risk and achieve attractive total investment return, invest up to 100% of its assets in securities which are authorized for purchase by the Investment Quality Bond Trust (excluding non-investment grade securities) or the Money Market Trust. The Subadviser expects that under normal market conditions the Growth and Income Trust will consist primarily of equity securities.

     Investments will be selected on the basis of fundamental analysis to identify those securities that, in Wellington Management's judgment, provide the potential for long-term growth of capital and income. Fundamental analysis involves assessing a company and its business environment, management, balance sheet, income statement, anticipated earnings and dividends and other related measures of value. When selecting securities of issuers domiciled outside of the United States, Wellington Management will also monitor and evaluate the economic and political climate and the principal securities markets of the country in which each company is located.

     The Growth and Income Trust will invest primarily in securities listed on national securities exchanges, but from time to time it may also purchase securities traded in the "over the counter" market.

     The Growth and Income Trust will be subject to certain risks as a result of its ability to invest up to 20% of its assets in foreign securities. These risks are described under the caption "Foreign Securities" in this Prospectus. Moreover, substantial investments in foreign securities may have adverse tax implications as described under "Taxes" in this Prospectus.

Use of Hedging and Other Strategic Transactions

     The Growth and Income Trust is currently authorized to use all of the various investment strategies referred to under "Hedging and Other Strategic Transactions." However, it is not presently anticipated that any of these strategies will be used to a significant degree by the portfolio. The Statement of Additional Information contains a description of these strategies and of certain risks associated therewith.

INTERNATIONAL GROWTH AND INCOME TRUST

     The investment objective of the International Growth and Income Trust is to seek long-term growth of capital and income. The portfolio is designed for investors with a long-term investment horizon who want to take advantage of investment opportunities outside the United States.

     J.P. Morgan manages the International Growth and Income Trust and will seek to achieve the portfolio's objective by investing, under normal circumstances, at least 65% of its total assets in equity securities of foreign issuers, consisting of common stocks and other securities with equity characteristics such as preferred stock, warrants, rights and convertible securities. The portfolio will focus primarily on the common stock of established companies based in developed countries outside the United States. Such investments will be made in at least three foreign countries. The portfolio invests in securities listed on foreign or domestic securities exchanges and securities traded in foreign or domestic over-the-counter markets, and may invest in certain restricted or unlisted securities. See "RISK FACTORS -- Foreign Securities." Under normal circumstances, the International Growth and Income Trust expects to invest primarily in equity securities. However, the portfolio may invest up to 35% of its assets in debt obligations of corporate or sovereign or supranational organizations rated A or higher by Moody's or S&P, or if unrated, of equivalent credit quality as determined by the Subadviser. See "Global Government Bond Trust" for further information on supranational organizations. Under normal circumstances, the portfolio will be invested approximately 85% in equity securities and 15% in these fixed income securities. This allocation, however, may change over time. J.P. Morgan may allocate the portfolio's investment in these asset classes in a manner consistent with the portfolio's investment objective and current market conditions. Using a variety of analytical tools, J.P. Morgan assesses the relative attractiveness of each asset class and determines an optimal allocation between them. Yields on non-U.S. equity securities tend to be lower than those on equity securities of U.S. issuers. Therefore, current income from the portfolio may not be as high as that available from a portfolio of U.S. equity securities.

     In pursuing the International Growth and Income Trust's objective, J.P. Morgan will actively manage the assets of the portfolio through country allocation and stock valuation and selection. Based on fundamental research, quantitative valuation techniques and experienced judgment, J.P. Morgan uses a structured decision-making process to allocate the portfolio primarily across the developed countries of the world outside the United States. This universe is typically represented by the Morgan Stanley Europe, Australia and Far East Index (the "EAFE Index").

     Using a dividend discount model and based on analysts' industry expertise, securities within each country are ranked within economic sectors according to their relative value. Based on this valuation, J.P. Morgan selects the securities which appear the most attractive for the portfolio. J.P. Morgan believes that under normal market conditions, economic sector weightings generally will be similar to those of the relevant equity index.

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
     Finally, J.P. Morgan actively manages currency exposure, in conjunction with country and stock allocation, in an attempt to protect and possibly enhance the International Growth and Income Trust's market value. Through the use of forward currency exchange contracts, J.P. Morgan will adjust the portfolio's foreign currency weightings to reduce its exposure to currencies that the Subadviser deems unattractive and, in certain circumstances, increase exposure to currencies deemed attractive, as market conditions warrant, based on fundamental research, technical factors and the judgment of a team of experienced currency managers.

     The International Growth and Income Trust intends to manage its investment portfolio actively in pursuit of its investment objective. The portfolio does not expect to trade in securities for short-term profits; however, when circumstances warrant, securities may be sold without regard to the length of time held. See "GENERAL INFORMATION -- Taxes." To the extent the portfolio engages in short-term trading, it may incur increased transaction costs.

     The International Growth and Income Trust may also invest in securities on a when-issued or delayed delivery basis, enter into repurchase agreements, loan its portfolio securities and purchase certain privately placed securities. See "RISK FACTORS."

     The International Growth and Income Trust may make money market investments pending other investments or settlement or for liquidity purposes. In addition, when J.P. Morgan believes that investing for defensive purposes is appropriate, such as during periods of unusual or unfavorable market or economics conditions, up to 100% of the portfolio's assets may be temporarily invested in money market instruments. The money market investments permitted for the portfolio include obligations of the U.S. Government and its agencies and instrumentalities, other debt securities, commercial paper, bank obligations and repurchase agreements, as described below under "Money Market Trust."

     The International Growth and Income Trust will be subject to special risks as a result of its ability to invest up to 100% of its assets in foreign securities. These risks are described under the captions "RISK FACTORS -- Foreign Securities" in this Prospectus. Moreover, substantial investments in foreign securities may have adverse tax implications as described under "GENERAL INFORMATION -- Taxes" in this Prospectus. The ability to diversify its investments among the equity markets of different countries may, however, reduce the overall level of market risk to the extent it may reduce the portfolio's exposure to a single market.

Use of Hedging and Other Strategic Transactions

     The International Growth and Income Trust is currently authorized to use all of the various investment strategies referred to under "RISK FACTORS -- Hedging and Other Strategic Transactions." With the exception of currency transactions, however, it is not presently anticipated that any of these strategies will be used to a significant degree by the portfolio. The Statement of Additional Information contains a description of these strategies and of certain risks associated therewith.

STRATEGIC BOND TRUST

     The investment objective of the Strategic Bond Trust is to seek a high level of total return consistent with preservation of capital.

     The Strategic Bond Trust seeks to achieve its objective by giving its Subadviser, SBAM, broad discretion to deploy the Strategic Bond Trust's assets among certain segments of the fixed-income market as SBAM believes will best contribute to the achievement of the portfolio's objective. At any point in time, the Subadviser will deploy the portfolio's assets based on the Subadviser's analysis of current economic and market conditions and the relative risks and opportunities present in the following market segments: U.S. Government obligations, investment grade domestic corporate debt, high yield (high risk) corporate debt securities, mortgage backed securities and investment grade and high yield international debt securities. The Subadviser is an affiliate of Salomon Brothers Inc ("SBI"), and in making investment decisions is able to draw on the research and market expertise of SBI with respect to fixed-income securities.

     In pursuing its investment objective, the Strategic Bond Trust may invest without limitation in high yield (high risk) securities. High yield securities, commonly known as "junk bonds", also present a high degree of risk. High-yielding, lower-quality securities involve comparatively greater risks, including price volatility and the risk of default in the timely payment of interest and principal, than higher-quality securities. Due to the risks inherent in certain of the securities in which the Strategic Bond Trust may invest, an investment in the portfolio should not be considered as a complete investment program and may not be appropriate for all investors. See "Risk Factors--High Yield (High Risk) Securities."

     The Subadviser will determine the amount of assets to be allocated to each type of security in which it invests based on its assessment of the maximum level of total return that can be achieved from a portfolio which is invested in these securities without incurring undue risks to principal value. In making this determination, the Subadviser will rely in part on quantitative analytical techniques that measure relative risks and opportunities of each type of security based on current and historical economic, market, political and technical data for each type of security, as well as on its own assessment of economic and market conditions both on a global and local (country) basis. In performing quantitative analysis, the Subadviser will employ prepayment analysis and option adjusted spread technology to evaluate mortgage securities, mean variance optimization models to evaluate international debt securities, and total rate of return analysis to measure relative risks and opportunities in other fixed-income markets. Economic factors considered will include current and projected levels of growth and inflation, balance of payment status and monetary policy. The allocation of assets to international debt securities will further be influenced by current and expected currency relationships and political and sovereign factors. The portfolio's assets may not always be allocated to the highest yielding securities if the Subadviser feels that such investments would impair the portfolio's ability to preserve shareholder capital. The Subadviser will continuously review this allocation of assets and make such adjustments as it deems appropriate. The portfolio does not plan to establish a minimum or a maximum percentage of the assets which it will invest in any particular type of fixed-income security.

     In addition, the Subadviser will have discretion to select the range of maturities of the various fixed-income securities in which the portfolio invests. Such maturities may vary substantially from time to time depending on economic and market conditions.

     The types and characteristics of the U.S. Government obligations, mortgage-backed securities, investment grade corporate debt securities and investment grade international debt securities to be purchased are set forth in the discussion of investment objectives and policies for the Investment Quality Bond, U.S. Government Securities and Global Government Bond Trusts, and in the section entitled "Other Investments" in the Statement of Additional Information; and the types and characteristics of the money market securities to be purchased are set forth in the discussion of investment objectives of the Money Market Trust. Potential investors should review the discussion therein in considering an investment in shares of the Strategic Bond Trust. As described below, the Strategic Bond Trust may also invest in high yield domestic and foreign debt securities.


     The Strategic Bond Trust will be subject to special risks as a result of its ability to invest up to 100% of its assets in foreign securities. These risks are described under the captions "Risk Factors--High (High Risk) Yield Securities" and "Foreign Securities" in this Prospectus. Moreover, substantial investments in foreign securities may have adverse tax implications as described under "Taxes" in this Prospectus. The ability to spread its investments among the fixed-income markets in a number of different countries may, however, reduce the overall level of market risk to the extent it may reduce the Strategic Bond Trust's exposure to a single market.


     The Strategic Bond Trust currently intends to invest substantially all of its assets in fixed-income securities. In order to maintain liquidity, however, the Strategic Bond Trust may invest up to 20% of its assets in high-quality short-term money market instruments. If at some future date, in the opinion of the Subadviser, adverse conditions prevail in the market for fixed-income securities, the Strategic Bond Trust for temporary defensive purposes may invest its assets without limit in high-quality short-term money market instruments.

     As discussed above, the Strategic Bond Trust may invest in U.S. dollar-denominated securities issued by domestic issuers that are rated below investment grade or of comparable quality. Although the Subadviser does not anticipate investing in excess of 75% of the portfolio's assets in domestic and developing country debt securities that are rated below investment grade, the portfolio may invest a greater percentage in such securities when, in the opinion of the Subadviser, the yield available from such securities outweighs their additional risks. By investing a portion of the portfolio's assets in securities rated below investment grade, as well as through investments in mortgage securities and international debt securities, as described below, the Subadviser expects to provide investors with a higher yield than a high-quality domestic corporate bond fund while at the same time presenting less risk than a fund that invests principally in securities rated below investment grade. Certain of the debt securities in which the portfolio may invest may have, or be considered comparable to securities having, the lowest ratings for non-subordinated debt instruments assigned by Moody's or S&P (i.e., rated C by Moody's or CCC or lower by S&P). See "Risk Factors--High Yield (High Risk) Securities--General."

     In light of the risks associated with high yield corporate and sovereign debt securities, the Subadviser will take various factors into consideration in evaluating the credit worthiness of an issue. For corporate debt securities, these will typically include the issuer's financial resources, its sensitivity to economic conditions and trends, the operating history of the issuer, and the experience and track record of the issuer's management. For sovereign debt instruments, these will typically include the economic and political conditions within the issuer's country, the issuer's overall and external debt levels and debt service ratios, the issuer's access to capital markets and other sources of funding, and the issuer's debt service payment history. The Subadviser will also review the ratings, if any, assigned to the security by any recognized rating agencies, although the Subadviser's judgment as to the quality of a debt security may differ from that suggested by the rating published by a rating service. The Strategic Bond Trust's ability to achieve its investment objective may be more dependent on the Subadviser's credit analysis than would be the case if it invested in higher quality debt securities.

     A description of the ratings used by Moody's and S&P is set forth in Appendix I to this Prospectus.

     In addition to the types of international debt securities as set forth in the discussion of investment objectives and policies of the Global Government Bond Trust, the Strategic Bond Trust may also invest in international debt securities that are below investment grade.

     The high yield sovereign debt securities in which the Strategic Bond Trust may invest are U.S. dollar-denominated and non-dollar-denominated debt securities issued or guaranteed by governments or governmental entities of developing and emerging countries. The

Subadviser expects that these countries will consist primarily of those which have issued or have announced plans to issue Brady Bonds, but the portfolio is not limited to investing in the debt of such countries. Brady Bonds are debt securities issued under the framework of the Brady Plan, an initiative announced by U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external indebtedness. The Subadviser anticipates that the portfolio's initial investments in sovereign debt will be concentrated in Latin American countries, including Mexico and Central and South American and Caribbean countries. The Subadviser expects to take advantage of additional opportunities for investment in the debt of North African countries, such as Nigeria and Morocco, Eastern European countries, such as Poland and Hungary, and Southeast Asian countries, such as the Philippines. Sovereign governments may include national, provincial, state, municipal or other foreign governments with taxing authority. Governmental entities may include the agencies and instrumentalities of such governments, as well as state-owned enterprises.

USE OF HEDGING AND OTHER STRATEGIC TRANSACTIONS

     The Strategic Bond Trust is currently authorized to use all of the various investment strategies referred to under "Hedging and Other Strategic Transactions." With the exception of currency transactions, however, it is not presently anticipated that any of these strategies will be used to a significant degree by the portfolio. The Statement of Additional Information contains a description of these strategies and of certain risks associated therewith.

GLOBAL GOVERNMENT BOND TRUST

     The investment objective of the Global Government Bond Trust is to seek a high level of total return by placing primary emphasis on high current income and the preservation of capital. Oechsle International manages the Global Government Bond Trust and intends to pursue this objective by investing primarily in a selected global portfolio of high-quality, fixed-income securities of foreign and U.S. governmental entities and supranational issuers.

     Oechsle International will select the Global Government Bond Trust's assets from among countries and in currency denominations where opportunities for total return are expected to be the most attractive. Fundamental economic strength, credit quality, and currency and interest rate trends will be the principal determinants of the various country and sector weightings within the Global Government Bond Trust. The Global Government Bond Trust may substantially invest in one or more countries but intends to have represented in its portfolio securities from a number of different countries, although there is no limit on the value of the portfolio's assets that may be invested in any one country or in assets denominated in any one country's currency. Moreover, the Global Government Bond Trust may for temporary defensive purposes choose to invest substantially all its assets in U.S. securities or cash and cash items.

     The Global Government Bond Trust, unlike the other portfolios of the Trust, is non-diversified for purposes of the Investment Company Act of 1940. Due to its status as non-diversified, the Global Government Bond Trust is not subject to the general limitation under the Investment Company Act of 1940 that it not invest more than 5% of its total assets in the securities of a single issuer. The Global Government Bond Trust has elected non-diversified status so that it may invest more than 5% of its assets in the obligations of a foreign government and this practice may expose the Global Government Bond Trust to increased financial and market risks. While non-diversified for purposes of the Investment Company Act of 1940, the Global Government Bond Trust remains subject to certain diversification requirements imposed under the Internal Revenue Code which are described under the caption "Taxes" in this Prospectus.

     The Global Government Bond Trust will generally invest at least 65% of its assets in the following investments: (i) debt obligations issued or guaranteed by the U.S. government or one of its agencies or political subdivisions; (ii) debt obligations issued or guaranteed by a foreign sovereign government or one of its agencies or political subdivisions; (iii) debt obligations issued or guaranteed by supranational organizations. Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the "World Bank"), the European Coal and Steel Community, the Asian Development Bank and the Inter-American Development Bank. Such supranational issued instruments may be denominated in multi-national currency units. Investments in multi-currency, debt securities will be limited to those assigned within the four highest bond ratings by Moody's or S&P or, if not rated, that are of equivalent investment quality as determined by Oechsle International. The Global Government Bond Trust may also invest up to 35% of its assets in (i) corporate debt securities assigned within the three highest bond ratings by Moody's or S&P or, if not rated, that are of equivalent investment quality as determined by Oechsle International, (ii) preferred stocks and (iii) securities convertible into or exercisable for common stocks. In addition, the Global Government Bond Trust will hold short-term cash reserves (money market instruments maturing in a period of thirteen months or less) as Oechsle International believes is advisable to maintain liquidity or for temporary defensive purposes. Reserves may be held in any currency deemed attractive by Oechsle International.

     Oechsle International intends to invest in fixed-income securities in countries where the combination of fixed-income market returns and exchange rate movements is judged to be attractive. Oechsle International will actively manage the Global Government Bond Trust's maturity structure according to its interest rate outlook for each foreign economy. In response to rising interest rates and falling prices, the Global Government Bond Trust may invest in securities with shorter maturities to protect its principal value. Conversely, when certain interest rates are falling and prices are rising, the Global Government Bond Trust may invest in securities with longer maturities to take advantage of higher yields and to seek capital appreciation. The Global Government Bond Trust will seek to invest in countries having favorable currency and interest rate trends. Investments in countries where the currency trend is unfavorable may be made when the currency risk can be minimized through hedging. The Global Government Bond Trust does not intend to invest in longer-term fixed income securities in countries where the fixed income market is fundamentally unattractive, regardless of the currency trend, but may invest in short-term fixed income securities in such countries.

USE OF HEDGING AND OTHER STRATEGIC TRANSACTIONS


     The Global Government Bond Trust is currently authorized to use all of the various investment strategies referred to under "Hedging and Other Strategic Transactions." With the exception of currency transactions, however, it is not presently anticipated that any of these strategies will be used to a significant degree by the portfolio. The Statement of Additional Information contains a description of these strategies and of certain risks associated therewith. The Global Government Bond Trust will be subject to special risks as a result of its ability to invest up to 100% of its assets in foreign securities. These risks are described under the caption "Foreign Securities" in this Prospectus. Moreover, substantial investments in foreign securities may have adverse tax implications as described under "Taxes" in this Prospectus
 . The ability to spread its investments among the fixed-income markets in a number of different countries may, however, reduce the overall level of market risk to the extent it may reduce the Global Government Bond Trust's exposure to a single market.


INVESTMENT QUALITY BOND TRUST

     The investment objective of the Investment Quality Bond Trust is to provide a high level of current income consistent with the maintenance of principal and liquidity.

     Wellington Management manages the Investment Quality Bond Trust and seeks to achieve the Trust's objective by investing primarily in a diversified portfolio of investment grade corporate bonds and U.S. Government bonds with intermediate to longer term maturities. Investment management will emphasize sector analysis, which focuses on relative value and yield spreads among security types and among quality, issuer, and industry sectors, call protection and credit research. Credit research on corporate bonds is based on both quantitative and qualitative criteria established by Wellington Management, such as an issuer's industry, operating and financial profiles, business strategy, management quality, and projected financial and business conditions. Wellington Management will attempt to maintain a high, steady and possibly growing income stream.

     At least 65% of the Investment Quality Bond Trust's assets will be invested in:

(1) marketable debt securities of domestic issuers and of foreign issuers (payable in U.S. dollars) rated at the time of purchase "A" or better by Moody's or S&P or, if unrated, of comparable quality as determined by Wellington Management;

(2) securities issued or guaranteed as to principal or interest by the U.S. Government or its agencies or instrumentalities, including mortgage backed securities (described below under U.S. Government Securities Trust); and

(3) cash and cash equivalent securities which are authorized for purchase by the Money Market Trust.


     The balance of the Investment Quality Bond Trust's investments may include: domestic and foreign debt securities rated below "A" by Moody's and S&P (and unrated securities of comparable quality as determined by Wellington Management), preferred stocks, convertible securities (including those issued in the Euromarket) and securities carrying warrants to purchase equity securities, privately placed debt securities, asset-backed securities and privately issued mortgage securities. At least 65% of the Investment Quality Bond Trust's assets will be invested in bonds and debentures.



     In pursuing its investment objective, the Investment Quality Bond Trust may invest up to 20% of its assets in domestic and foreign high yield (high risk) corporate and government debt securities, commonly known as "junk bonds" (i.e., rated "Ba" or below by Moody's or "BB" or below by S&P, or if unrated, of comparable quality as determined by Wellington Management). The high yield sovereign debt securities in which the portfolio will invest are described above under "Strategic Bond Trust." No minimum rating standard is required for a purchase by the Portfolio. Domestic and foreign high yield debt securities involve comparatively greater risks, including price volatility and risk of default in the payment of interest and principal, than higher-quality securities. See "RISK FACTORS -- High Yield (High Risk) Securities and "Foreign Sovereign Debt Securities."


     The Investment Quality Bond Trust may also invest in debt securities carrying the fourth highest quality rating ("Baa" by Moody's or "BBB" by S&P) and unrated securities of comparable quality as determined by Wellington Management. While such securities are considered as investment grade and are viewed to have adequate capacity for payment of principal and interest, investments in such securities involve a higher degree of risk than that associated with investments in debt securities in the higher rating categories and such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. For example, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade bonds.
While the Investment Quality Bond Trust may only invest up to 20% of its assets in bonds rated below "Baa" by Moody's or "BBB" by S&P (or, if unrated, of comparable quality as determined by Wellington Management) at the time of investment, it is not required to dispose of bonds owned that may be downgraded causing the portfolio to exceed this 20% maximum.

USE OF HEDGING AND OTHER STRATEGIC TRANSACTIONS

     The Investment Quality Bond Trust is currently authorized to use all of the various investment strategies referred to under "Hedging and Other Strategic Transactions." The Statement of Additional Information contains a description of these strategies and of certain risks associated therewith . The Investment Quality Bond Trust will be subject to certain risks as a result of its ability to invest up to 20% of its assets in foreign securities. These risks are described under the caption "Foreign Securities" in this Prospectus. Moreover, substantial investments in foreign securities may have adverse tax implications as described under "Taxes" in this Prospectus.

U.S. GOVERNMENT SECURITIES TRUST

     The investment objective of the U.S. Government Securities Trust is to obtain a high level of current income consistent with preservation of capital and maintenance of liquidity. SBAM manages the U.S. Government Securities Trust and seeks to attain its objective by investing a substantial portion of its assets in debt obligations and mortgage backed securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and derivative securities such as collateralized mortgage obligations backed by such securities. The portfolio may also invest a portion of its assets in the types of securities in which the Investment Quality Bond Trust may invest.

     At least 80% of the total assets of the U.S. Government Securities Trust will be invested in:

(1) mortgage backed securities guaranteed by the Government National Mortgage Association that are supported by the full faith and credit of the U.S. Government and which are the "modified pass-through" type of mortgage backed security ("GNMA Certificates"). Such securities entitle the holder to receive all interest and principal payments due whether or not payments are actually made on the underlying mortgages;

(2)  U.S. Treasury obligations;

(3) obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government which are backed by their own credit and may not be backed by the full faith and credit of the U.S. Government;

(4) mortgage backed securities guaranteed by agencies or instrumentalities of the U.S. Government which are supported by their own credit but not the full faith and credit of the U.S. Government, such as the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association; and

(5) collateralized mortgage obligations issued by private issuers for which the underlying mortgage backed securities serving as collateral are backed (i) by the credit alone of the U.S. Government agency or instrumentality which issues or guarantees the mortgage backed securities, or (ii) by the full faith and credit of the U.S. Government.


     The mortgage backed securities in which the U.S. Government Securities Trust invests represent participating interests in pools of residential mortgage loans which are guaranteed by the U.S. Government, its agencies or instrumentalities. However, the guarantee of these types of securities runs only to the principal and interest payments and not to the market value of such securities. In addition, the guarantee only runs to the portfolio securities held by the U.S. Government Securities Trust and not the purchase of shares of the portfolio.


     Mortgage backed securities are issued by lenders such as mortgage bankers, commercial banks, and savings and loan associations. Such securities differ from conventional debt securities which provide for periodic payment of interest in fixed amounts (usually semiannually) with principal payments at maturity or specified call dates. Mortgage backed securities provide monthly payments which are, in effect, a "pass-through" of the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans. Principal prepayments result from the sale of the underlying property or the refinancing or foreclosure of underlying mortgages.

     The yield of mortgage-backed securities is based on the average life of the underlying pool of mortgage loans, which is computed on the basis of the maturities of the underlying instruments. The actual life of any particular pool may be shortened by unscheduled or early payments of principal and interest. The occurrence of prepayments is affected by a wide range of economic, demographic and social factors and, accordingly, it is not possible to accurately predict the average life of a particular pool. For pools of fixed rate 30-year mortgages, it has been common practice to assume that prepayments will result in a 12-year average life. The actual prepayment experience of a pool of mortgage loans may cause the yield realized by the U.S. Government Securities Trust to differ from the yield calculated on the basis of the

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

average life of the pool. In addition, if any of these mortgage backed securities are purchased at a premium, the premium may be lost in the event of early prepayment which may result in a loss to the portfolio.

     Prepayments tend to increase during periods of falling interest rates, while during periods of rising interest rates prepayments will most likely decline. Reinvestment by the U.S. Government Securities Trust of scheduled principal payments and unscheduled prepayments may occur at higher or lower rates than the original investment, thus affecting the yield of this portfolio. Monthly interest payments received by the portfolio have a compounding effect which will increase the yield to shareholders as compared to debt obligations that pay interest semiannually. Because of the reinvestment of prepayments of principal at current rates, mortgage-backed securities may be less effective than Treasury bonds of similar maturity at maintaining yields during periods of declining interest rates. Also, although the value of debt securities may increase as interest rates decline, the value of these pass-through type of securities may not increase as much due to the prepayment feature.

     The U.S. Government Securities Trust must comply with diversification requirements established pursuant to the Internal Revenue Code for investments of separate accounts funding contracts. Under these requirements, no more than 55% of the value of the assets of a portfolio may be represented by any one investment; no more than 70% by any two investments; no more than 80% by any three investments; and no more than 90% by any four investments. For these purposes, all securities of the same issuer are treated as a single investment and each United States government agency or instrumentality is treated as a separate issuer. As a result of these requirements, the U.S. Government Securities Trust may not invest more than 55% of the value of its assets in GNMA Certificates or in securities issued or guaranteed by any other single United States government agency or instrumentality. See the discussion under "Taxes" below for additional information.

Use of Hedging and Other Strategic Transactions

     The U.S. Government Securities Trust is currently authorized to use only certain of the various investment strategies referred to under "Hedging and Other Strategic Transactions." Specifically, the U.S. Government Securities Trust may write covered call options and put options on securities and purchase call and put options on securities, write covered call and put options on securities indices and purchase call and put options on securities indices, and, may enter into futures contracts on financial instruments and indices and write and purchase put and call options on such futures contracts. It is not presently anticipated that any of these strategies will be used to a significant degree by the portfolio. The Statement of Additional Information contains a description of these strategies and of certain risks associated therewith.

MONEY MARKET TRUST

     The investment objective of the Money Market Trust is to obtain maximum current income consistent with preservation of principal and liquidity. Wellington Management manages the Money Market Trust and seeks to achieve this objective by investing in high quality, U.S. dollar denominated money market instruments of the following types:


(1) obligations issued or guaranteed as to principal and interest by the United States Government, or any agency or authority controlled or supervised by and acting as an instrumentality of the U.S. Government pursuant to authority granted by Congress (hereinafter "U.S. Government securities"), or obligations of foreign governments including those issued or guaranteed as to principal or interest by the Government of Canada, the government of any province of Canada, or any Canadian or provincial Crown agency (any foreign obligation acquired by the Trust will be payable in U.S. dollars);



(2) certificates of deposit, bank notes, time deposits, Eurodollars, Yankee obligations and bankers' acceptances of U.S. banks, foreign branches of U.S. banks, foreign banks and U.S. savings and loan associations which at the date of investment have capital, surplus and undivided profits as of the date of their most recent published financial statements in excess of $100,000,000 (or less than $100,000 if the principal amount of such bank obligations is insured by the Federal Deposit Insurance Corporation or the Saving Association Insurance Fund);


(3) commercial paper which at the date of investment is rated (or guaranteed by a company whose commercial paper is rated) within the two highest rating categories by any nationally recognized statistical rating organization ("NRSRO") (such as "P-1" or "P-2" by Moody's or "A-1" or "A-2" by S&P) or, if not rated,is issued by a company which Wellington Management acting pursuant to guidelines established by the Trustees, has determined to be of minimal credit risk and comparable quality;

(4) corporate obligations maturing in 397 days or less which at the date of investment are rated within the two highest rating categories by any NRSRO (such as "Aa" or higher by Moody's or "AA" or higher by S&P); and


(5)  short-term obligations issued by state and local governmental issuers;

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

(6) securities that have been structured to be eligible money market instruments such as participation interests in special purpose trusts that meet the quality and maturity requirements in whole or in part due to arrangements for credit enhancement or for shortening effective maturity; and


(7)  repurchase agreements with respect to any of the foregoing obligations.


     Commerical paper may include variable amount master demand notes, which are obligations that permit investment of fluctuating amounts at varying rates of interest. Such notes are direct lending arrangements between the Money Market Trust and the note issuer, and Wellington Management will monitor the creditworthiness of the issuer and its earning power and cash flow, and will also consider situations in which all holders of such notes would redeem at the same time. Variable amount master demand notes are redeemable on demand.

     All of the Money Market Trust's investments will mature in 397 days or less and the portfolio will maintain a dollar-weighted average portfolio maturity of 90 days or less. By limiting the maturity of its investments, the Money Market Trust seeks to lessen the changes in the value of its assets caused by fluctuations in short-term interest rates. In addition,the Money Market Trust will invest only in securities the Trustees determine to present minimal credit risks and which at the time of purchase are "eligible securities" as defined by Rule 2a-7 under the Investment Company Act of 1940. The Money Market Trust also intends to maintain, to the extent practicable, a constant per share net asset value of $10.00, but there is no assurance that it will be able to do so.


     The Money Market Trust will be subject to certain risks as a result of its ability to invest up to 20% of its assets in foreign securities. These risks are described under "RISK FACTORS -- Foreign Securities."


USE OF HEDGING AND OTHER STRATEGIC TRANSACTIONS

     The Money Market Trust is not authorized to use any of the various investment strategies referred to under "Hedging and Other Strategic Transactions."

AUTOMATIC ASSET ALLOCATION TRUSTS

     There are three Automatic Asset Allocation Trusts - Aggressive, Moderate and Conservative. The investment objective of each of the Automatic Asset Allocation Trusts is to obtain the highest potential total return consistent with a specified level of risk tolerance -- aggressive, moderate and conservative. The Automatic Asset Allocation Trusts are designed for:

* The investor who wants to maximize total return potential, but lacks the time, temperament or expertise to do so effectively;
* The investor who does not want to monitor the financial markets in order to make periodic exchanges among portfolios;
* The investor who wants the opportunity to improve on the return of an income-oriented investment program, but wants to take advantage of the risk management features of an asset allocation program; and
* Retirement program fiduciaries who have a responsibility to limit risk in a meaningful way, while seeking the highest potential total return.

     Each of the Automatic Asset Allocation Trusts may invest in a combination of equity, fixed-income and money market securities. The amount of each portfolio's assets invested in each category of securities is dependent upon the judgment of FMTC as to what percentages of each portfolio's assets in each category will contribute to the limitation of risk and the achievement of its
investment objective.   Unlike many asset allocation and timing services
offered by competitors, the Automatic Asset Allocation Trusts permit FMTC to reallocate each portfolio's assets among the categories of securities "automatically," without a delay for a request or response by the shareholder, whenever, in the subadviser's judgment, market or economic changes warrant such
a reallocation.   FMTC reserves complete discretion to determine the
allocations among the categories of securities.

     The investor chooses an Automatic Asset Allocation Trust by determining which risk tolerance level most closely corresponds to the investor's individual planning needs, objectives and comfort. Generally, the higher the portfolio's level of risk tolerance, the higher is the expected total return for the portfolio over the long-term and under favorable market conditions. Over the long-term, it is expected that the total return of the Aggressive Asset Allocation Trust will exceed that of the Moderate Asset Allocation Trust and that the total return of the Moderate Asset Allocation Trust will exceed that of the Conservative Asset Allocation Trust, although there is no assurance that this will be the case. Moreover, as a general matter, the higher the risk tolerance of a portfolio, the greater is the expected volatility of the portfolio. In adverse market conditions, it is expected that the losses will be greater in the Aggressive Asset Allocation Trust than in the Moderate Asset Allocation Trust and greater in the Moderate Asset Allocation Trust than in the Conservative Asset Allocation Trust, although again there is no assurance that this will be the case.

     FMTC attempts to limit the maximum amount of decline in value each portfolio incurs under very adverse market conditions, to define the level of risk tolerance -- aggressive, moderate or conservative. Very adverse market conditions are defined as a substantial increase in long-term interest rates accompanied by a similarly substantial decline in one or more commonly-followed stock market indices over a twelve month period. Of course, FMTC cannot predict with certainty when adverse market conditions will arise. Consequently, FMTC must manage each of the Automatic Asset Allocation Trusts under all market conditions with a view toward limiting risk and portfolio decline should very adverse market conditions arise. For example, since the Conservative Asset Allocation Trust has the lowest risk tolerance level, its assets under all market conditions will be invested less aggressively (i.e., with greater emphasis on fixed-income securities and money market instruments) than those of the other Automatic Asset Allocation Trusts. In addition, when market conditions deteriorate (the probability of very adverse market conditions rises), FMTC will give greater emphasis to fixed-income securities and money market instruments in an effort to limit overall declines in portfolio value.

     An investor should select an Automatic Asset Allocation Trust depending on his or her objective in terms of balancing the potential long-term total returns of a portfolio against limiting risk and portfolio declines in very adverse market conditions. There can be no assurance that actual declines in portfolio value will not exceed the percentage limitations set forth below in the description of each portfolio.

THE AGGRESSIVE ASSET ALLOCATION TRUST

     The investment objective of the Aggressive Asset Allocation Trust is to seek the highest total return consistent with an aggressive level of risk tolerance. This Trust attempts to limit the decline in portfolio value in very adverse market conditions to 15% in any twelve month period. This Trust will tend to invest a greater portion of its assets in equity and foreign securities than the Moderate and Conservative Asset Allocation Trusts and a lower percentage of its assets in fixed-income securities and money market
instruments than such Trusts.   FMTC will invest the Aggressive Asset
Allocation Trust's assets to attempt to produce a total return competitive with that of equity funds, while at the same time exposing the Trust's assets to less risk than the typical aggressive equity fund by allocating a portion of the portfolio's assets to fixed-income securities and money market instruments. There can be no assurance that FMTC will be able to attain this objective.

THE MODERATE ASSET ALLOCATION TRUST

     The investment objective of the Moderate Asset Allocation Trust is to seek the highest total return consistent with a moderate level of risk tolerance. This Trust attempts to limit the decline in portfolio value in very adverse market conditions to 10% over any twelve month period. The amount of the Moderate Asset Allocation Trust's assets invested in each category of securities will depend on the judgment of FMTC as to what relative portions of the portfolio's assets in each category will contribute to the achievement of its objective. Generally, it will place greater emphasis on equity and foreign securities than the Conservative Asset Allocation Trust but more emphasis on fixed-income securities and money market instruments than the Aggressive Asset
Allocation Trust.   FMTC will invest the Moderate Asset Allocation Trust's
assets to attempt to give the portfolio a substantial participation in favorable equity and bond markets, although the expected total return will not necessarily exceed the best returns available from either of those markets.

THE CONSERVATIVE ASSET ALLOCATION TRUST

     The investment objective of the Conservative Asset Allocation Trust is to seek the highest total return consistent with a conservative level of risk tolerance. This Trust attempts to limit the decline in portfolio value in very adverse market conditions to 5% over any twelve month period. This Trust will tend to invest a greater portion of its assets in fixed-income securities and money market instruments than the Moderate and Aggressive Asset Allocation Trusts and a lower percentage of its assets in equity and foreign securities
than such Trusts.   FMTC will attempt to invest the Conservative Asset
Allocation Trust's assets in order to produce a higher total return than that which is available from a bond or a money market portfolio alone, although there can be no assurance that FMTC will be able to attain this objective.


     The types and characteristics of equity securities to be purchased by the Automatic Asset Allocation Trusts are set forth above in the discussion of investment objectives and policies for the Equity Trust; the types and characteristics of the fixed-income securities to be purchased are set forth in the discussion of investment objectives and policies for the Investment Quality Bond (the Automatic Asset Allocation Trusts may not invest in below investment grade securities except as noted below) and U.S. Government Securities Trusts; and the types and characteristics of the money market securities to be purchased are set forth in the discussion of investment objectives of the Money Market Trust. Potential investors should review the discussion therein in considering an investment in shares of the Automatic Asset Allocation Trusts.



     The Aggressive Asset Allocation Trust and the Moderate Asset Allocation Trust may each invest up to 10% of their assets in domestic and foreign high yield corporate and government debt securities, commonly known as "junk bonds" (i.e., rated "Ba" or below by Moody's or "BB" or below by S & P, or if unrated, of comparable quality as determied by FMTC. Domestic and foreign high yield debt securities involve comparatively greater risks, including price volatility and risk of default in the payment of interest and principal, than higher quality securities. See "RISK FACTORS -- High Yield (High Risk) Securities" for further information.


USE OF HEDGING AND OTHER STRATEGIC TRANSACTIONS

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
     The Automatic Asset Allocation Trusts are currently authorized to use all of the various investment strategies referred to under "Hedging and Other Strategic Transactions." The Statement of Additional Information contains a description of these strategies and of certain risks associated therewith. The Aggressive Asset Allocation Trust may invest up to 35% of its assets, the Moderate Asset Allocation Trust may invest up to 25% of its assets and the Conservative Allocation Trust may invest up to 15% of its assets in securities issued by foreign entities and/or denominated in foreign currencies. The Automatic Asset Allocation Trusts will be subject to certain risks as a result of their ability to invest in foreign securities. These risks are described under the caption "Foreign Securities" in this Prospectus. Moreover, substantial investments in foreign securities may have adverse tax implications as described under "Taxes" in this Prospectus.

     The portfolio turnover rate of each of the Trust's portfolios may vary from year to year, as well as within a year. Higher portfolio turnover rates can result in corresponding increases in portfolio transaction costs for a portfolio. See "Portfolio Turnover" in the Statement of Additional Information.

                                 RISK FACTORS

INVESTMENT RESTRICTIONS GENERALLY

     The Trust is subject to a number of restrictions in pursuing its investment objectives and policies. The following is a brief summary of certain restrictions that may be of interest to contract owners. Some of these restrictions are subject to exceptions not stated here. Such exceptions and a complete list of the investment restrictions applicable to the individual portfolios and to the Trust are set forth in the Statement of Additional Information under the caption "Investment Restrictions."

     Except for the restrictions specifically identified as fundamental, all investment restrictions described in this Prospectus and in the Statement of Additional Information are not fundamental, so that the Trustees of the Trust may change them without shareholder approval. Fundamental policies may not be changed without the affirmative vote of a majority of the outstanding voting securities.


     Fundamental policies applicable to all portfolios include prohibitions on
(i) investing more than 25% of the total assets of any portfolio in the securities of issuers having their principal activities in any particular industry (with exceptions for U.S. Government securities and certain other obligations) and (ii) borrowing money, except for temporary or emergency purposes (but not for leveraging)and then not in excess of 33 1/3% of the value of the total assets of the portfolio at the time the borrowing is made. In addition, each portfolio may borrow in connection with reverse repurchase agreements, mortgage dollar rolls and other similar transactions. In addition, each of the portfolios except the Global Government Bond Trust is prohibited from purchasing securities of any issuer if the purchase would cause more than 5% of the value of a portfolio's total assets to be invested in the securities of any one issuer (excluding U.S. Government securities and bank obligations) or cause more than 10% of the voting securities of the issuer to be held by a portfolio, except that up to 25% of the value of each portfolio's total assets (except the Money Market Trust) may be invested without regard to this restriction.


     Restrictions that apply to all portfolios and that are not fundamental include prohibitions on (i) knowingly investing more than 15% of the net assets of any portfolio in "illiquid" securities (including repurchase agreements maturing in more than seven days but excluding master demand notes), (ii) pledging, hypothecating, mortgaging or transferring more than 10% of the total assets of any portfolio as security for indebtedness, and (iii) purchasing securities of other investment companies, other than in connection with a merger, consolidation or reorganization, if the purchase would cause more than 10% of the value of a portfolio's total assets to be invested in investment company securities. The percentage restriction in clause (i) of the preceding sentence, however, is 10% in the case of the Money Market Trust.

     Finally, the Money Market Trust is subject to certain restrictions required by Rule 2a-7 under the Investment Company Act of 1940. In order to comply with such restrictions, the Money Market Trust will, inter alia, not purchase the securities of any issuer if it would cause (i) more than 5% of its total assets to be invested in the securities of any one issuer (excluding U.S. Government securities and repurchase agreements fully collateralized by U.S. Government securities), except as permitted by the Rule for certain securities for a period of up to three business days after purchase, (ii) more than 5% of its total assets to be invested in "second tier securities," as defined by the Rule, or (iii) more than the greater of $1 million or 1% of its total net assets to be invested in the second tier securities of that issuer.

     There are also diversification and other requirements for all of the portfolios imposed by the federal tax laws, as described under "Taxes" in this Prospectus.

     The following is a description of certain investment policies subject to investment restrictions that may be of particular interest to contract owners.

HIGH YIELD  (HIGH RISK) SECURITIES


     GENERAL. The Strategic Bond Trust may invest without limitation, and the Investment Quality Bond Trust may invest up to 20% of its assets, in "high yield" (high risk) securities. The International Small Cap Trust may also invest in "high yield" (high risk) securities to the extent described above under the description of the portfolio. Securities rated below investment grade and comparable unrated securities offer yields that fluctuate over time, but generally are superior to the yields offered by higher rated securities. However, securities rated below investment grade also involve greater risks than higher rated securities.
Under rating agency guidelines, medium- and lower-rated securities and comparable unrated securities will likely have some quality and protective characteristics that are outweighed by large uncertainties or major risk exposures to adverse conditions. Certain of the debt securities in which the portfolios may invest may have, or be considered comparable to securities having, the lowest ratings for non-subordinated debt instruments assigned by Moody's or S&P (i.e., rated C by Moody's or CCC or lower by S&P). These securities are considered to have extremely poor prospects of ever attaining any real investment standing, to have a current identifiable vulnerability to default, to be unlikely to have the capacity to pay interest and repay principal when due in the event of adverse business, financial or economic conditions, and/or to be in default or not current in the payment of interest or principal. Such securities are considered speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. Accordingly, it is possible that these types of factors could, in certain instances, reduce the value of securities held by the portfolio with a commensurate effect on the value of the portfolio's shares. Because the Strategic Bond Trust may invest without limitation in high yield debt securities, an investment in that portfolio should not be considered as a complete investment program for all investors.

     Because the Strategic Bond and Investment Quality Bond Trusts will invest primarily in fixed-income securities, the net asset value of each portfolio's shares can be expected to change as general levels of interest rates fluctuate, although the market values of securities rated below investment grade and comparable unrated securities tend to react less to fluctuations in interest rate levels than do those of higher-rated securities. Except to the extent that values are affected independently by other factors such as developments relating to a specific issuer, when interest rates decline, the value of a fixed-income portfolio can generally be expected to rise. Conversely, when interest rates rise, the value of a fixed-income portfolio can generally be expected to decline.


     The secondary markets for high yield corporate and sovereign debt securities are not as liquid as the secondary markets for higher rated securities. The secondary markets for high yield debt securities are concentrated in relatively few market makers and participants in the market are mostly institutional investors, including insurance companies, banks, other financial institutions and mutual funds. In addition, the trading volume for high yield debt securities is generally lower than that for higher-rated securities and the secondary markets could contract under adverse market or economic conditions independent of any specific adverse changes in the condition of a particular issuer. These factors may have an adverse effect on the Strategic Bond and Investment Quality Bond Trusts' ability to dispose of particular portfolio investments and may limit the ability of those portfolios to obtain accurate market quotations for purposes of valuing securities and calculating net asset value. If the Strategic Bond Trust or the Investment Quality Bond Trust is not able to obtain precise or accurate market quotations for a particular security, it will become more difficult for the Board of Trustees to value that portfolio's investment portfolio and the Trustees may have to use a greater degree of judgment in making such valuations. Less liquid secondary markets may also affect a portfolio's ability to sell securities at their fair value. In addition, each portfolio may invest up to 15% (10% in the case of the Money Market Trust) of its net assets, measured at the time of investment, in illiquid securities, which may be more difficult to value and to sell at fair value. If the secondary markets for high yield debt securities are affected by adverse economic conditions, the proportion of a portfolio's assets invested in illiquid securities may increase.


     CORPORATE DEBT SECURITIES. While the market values of securities rated below investment grade and comparable unrated securities tend to react less to fluctuations in interest rate levels than do those of higher-rated securities, the market values of certain of these securities also tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated securities. In addition, such securities generally present a higher degree of credit risk. Issuers of these securities are often highly leveraged and may not have more traditional methods of financing available to them, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. The risk of loss due to default by such issuers is significantly greater than with investment grade securities because such securities generally are unsecured and frequently are subordinated to the prior payment of senior indebtedness.

     FOREIGN SOVEREIGN DEBT SECURITIES. Investing in foreign sovereign debt securities will expose the Strategic Bond and Investment Quality Bond Trusts to the direct or indirect consequences of political, social or economic changes in the developing and emerging countries that issue the securities. The ability and willingness of sovereign obligors in developing and emerging countries or the governmental authorities that control repayment of their external debt to pay principal and interest on such debt when due may depend on general economic and political conditions within the relevant country. Countries such as those in which these portfolios may invest have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate trade difficulties and extreme poverty and unemployment. Many of these countries are also characterized by political uncertainty or instability. Additional factors which may influence the ability or willingness to service debt include, but are not limited to, a country's cash flow situation, the availability of sufficient foreign exchange on the date a payment is due, the relative size of its debt service burden to the economy as a whole, and its government's policy towards the International Monetary Fund, the World Bank and other international agencies.

     The ability of a foreign sovereign obligor to make timely payments on its external debt obligations will also be strongly influenced by the obligor's balance of payments, including export performance, its access to international credits and investments, fluctuations in interest rates and the extent of its foreign reserves. A country whose exports are concentrated in a few commodities or whose economy depends on certain strategic imports could be vulnerable to fluctuations in international prices of these commodities or imports. To the extent that a country receives payment for its exports in currencies other than dollars, its ability to make debt payments denominated in dollars could be adversely affected. If a foreign sovereign obligor cannot generate sufficient earnings form foreign trade to service its external debt, it may need to depend on continuing loans and aid from foreign governments, commercial banks, and multilateral organizations, and inflows of foreign investment. The commitment on the part of these foreign governments, multilateral organizations and others to make such disbursements may be conditioned on the government's implementation of economic reforms and/or economic performance and the timely service of its obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties' commitments to lend funds, which may further impair the obligor's ability or willingness to timely service its debts. The cost of servicing external debt will also generally be adversely affected by rising international interest rates, because many external debt obligations bear interest at rates which are adjusted based upon international interest rates. The ability to service external debt will also depend on the level of the relevant government's international currency reserves and its access to foreign exchange. Currency devaluations may affect the ability of a sovereign obligor to obtain sufficient foreign exchange to service its external debt.

     As a result of the foregoing, a governmental obligor may default on its obligations. If such an event occurs, the Strategic Bond or Investment Quality Bond Trust may have limited legal recourse against the issuer and/or guarantor. Remedies must, in some cases, be pursued in the courts of the defaulting party itself, and the ability of the holder of foreign sovereign debt securities to obtain recourse may be subject to the political climate in the relevant country. In addition, no assurance can be given that the holders of commercial bank debt will not contest payments to the holders of other foreign sovereign debt obligations in the event of default under their commercial bank loan agreements.

     Sovereign obligors in developing and emerging countries are among the world's largest debtors to commercial banks, other governments, international financial organizations and other financial institutions. These obligors have in the past experienced substantial difficulties in servicing their external debt obligations, which led to defaults on certain obligations and the restructuring of certain indebtedness. Restructuring arrangements have included, among other things, reducing and rescheduling interest and principal payments by negotiating new or amended credit agreements or converting outstanding principal and unpaid interest to Brady Bonds, and obtaining new credit to finance interest payments. Holders of certain foreign sovereign debt securities may be requested to participate in the restructuring of such obligations and to extend further loans to their issuers. There can be no assurance that the Brady Bonds and other foreign sovereign debt securities in which the portfolios may invest will not be subject to similar restructuring arrangements or to requests for new credit which may adversely affect the portfolio's holdings. Furthermore, certain participants in the secondary market for such debt may be directly involved in negotiating the terms of these arrangements and may therefore have access to information not available to other market participants.

     In addition to high yield foreign sovereign debt securities, the Strategic Bond and Investment Quality Bond Trusts may also invest in investment grade foreign securities. For a discussion of such securities and their associated risks, see "Foreign Securities" below.

FOREIGN SECURITIES


     Each of the portfolios, other than the U.S. Government Securities Trust, may invest in securities of foreign issuers. Such foreign securities may be denominated in foreign currencies, except with respect to the Money Market Trust which may only invest in U.S. dollar-denominated securities of foreign issuers. The International Small Cap, Global Equity, Global Government Bond, International Growth and Income and Strategic Bond Trusts may each, without limitation, invest up to 100% of its assets in securities issued by foreign entities and/or denominated in foreign currencies. The Aggressive Asset Allocation Trust may invest up to 35% of its assets, the Moderate Asset Allocation Trust up to 25% of its assets, the Conservative Asset Allocation Trust up to 15% of its assets, and each of the other portfolios other than the U.S. Government Securities Trust up to 20% of its assets in such securities. (In the case of the Small/Mid Cap Trust, ADRs and U.S. dollar denominated securities are not included in this 20% limitation.)



     Securities of foreign issuers include obligations of foreign branches of U.S. banks and of foreign banks, common and preferred stocks, debt securities issued by foreign governments, corporations and supranational organizations, and American Depository Receipts, European Depository Receipts and Global Depository Receipts ("ADRs", "EDRs" and "GDRs"). ADRs are U.S. dollar-denominated securities backed by foreign securities deposited in a U.S. securities depository. ADRs are created for trading in the U.S. markets. The value of an ADR will fluctuate with the value of the underlying security, reflect any changes in exchange rates and otherwise involve risks associated with investing in foreign securities. ADRs in which the portfolios may invest may be sponsored or unsponsored. There may be less information available about foreign issuers of unsponsored ADRs. Each of the portfolios, except for the International Small Cap, Global Equity, International Growth and Income, Global Government Bond and Strategic Bond Trusts, anticipates that its foreign investments will consist primarily of ADRs that are regularly traded on recognized U.S. exchanges or in the U.S. "over-the-counter" market.


     Securities of foreign issuers also include EDRs and GDRs, which are receipts evidencing an arrangement with a non-U.S. bank similar to that for ADRs and are designed for use in non-U.S. securities markets. EDRs and GDRs are not necessarily quoted in the same currency as the underlying security.

Foreign securities may be subject to foreign government taxes which reduce their attractiveness. See "Taxes." In addition, investing in securities denominated in foreign currencies and in the securities of foreign issuers, particularly non-governmental issuers, involves risks which are not ordinarily associated with investing in domestic issuers. These risks include political or economic instability in the country involved and the possibility of imposition of currency controls. Since certain portfolios may invest in securities denominated or quoted in currencies other than the United States dollar, changes in foreign currency exchange rates may affect the value of investments in the portfolio and the unrealized appreciation or depreciation of investments insofar as United States investors are concerned. Foreign currency exchange rates are determined by forces of supply and demand on the foreign exchange markets.
These forces are, in turn, affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors. The portfolios may incur transaction charges in exchanging foreign currencies.

     There may be less publicly available information about a foreign issuer than about a domestic issuer. Foreign issuers, including foreign branches of U.S. banks, are subject to different accounting and reporting requirements which are generally less extensive than the requirements applicable to domestic issuers. Foreign stock markets (other than Japan) have substantially less volume than the United States exchanges and securities of foreign issuers are generally less liquid and more volatile than those of comparable domestic issuers. There is frequently less governmental regulation of exchanges, broker-dealers and issuers than in the United States, and brokerage costs may be higher. In addition, investments in foreign companies may be subject to the possibility of nationalization, withholding of dividends at the source, expropriation or confiscatory taxation, currency blockage, political or economic instability or diplomatic developments that could adversely affect the value of those investments. Finally, in the event of a default on any foreign obligation, it may be difficult for the Trust to obtain or to enforce a judgment against the issuer.

     Foreign markets, especially emerging markets, may have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when a portion of the assets of a portfolio is uninvested and no return is earned thereon. The inability of a portfolio to make intended security purchases due to settlement problems could cause the portfolio to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result in losses to a portfolio due to subsequent declines in values of the portfolio securities or, if the portfolio has entered into a contract to sell the security, possible liability to the purchaser. Certain foreign markets, especially emerging markets, may require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. A portfolio could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the portfolio of any restrictions on investments.


     In addition to the foreign securities listed above, the Strategic Bond and Investment Quality Bond Trusts may also invest in foreign sovereign debt securities, which involve certain additional risks. See "Risk Factors--High Yield (High Yield) Securities--Foreign Sovereign Debt Securities" above.


WARRANTS


     Subject to certain restrictions, each of the Portfolios except the Money Market Trust may purchase warrants, including warrants traded independently of the underlying securities.


LENDING SECURITIES


     Each portfolio may lend its securities so long as such loans do not represent in excess of 33 1/3% of a portfolio's total assets. This is a fundamental policy. The procedure for lending securities is for the borrower to give the lending portfolio collateral consisting of cash , cash equivalents or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The lending portfolio may invest the cash collateral and earn additional income or receive an agreed upon fee from a borrower which has delivered cash equivalent collateral. The Trust anticipates that its securities will be loaned only under the following conditions: (1) the borrower must furnish collateral equal at all times to the market value of the securities loaned and the borrower must agree to increase the collateral on a daily basis if the securities increase in value; (2) the loan will be made in accordance with New York Stock Exchange rules, which presently require the borrower, after notice, to redeliver the securities within five business days; and (3) the portfolio making the loan may pay reasonable service, placement, custodian or other fees in connection with loans of securities and share a portion of the interest from these investments with the borrower of the securities. As with other extensions of credit there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially.


WHEN-ISSUED SECURITIES ("FORWARD COMMITMENTS")


     In order to help ensure the availability of suitable securities, each of the portfolios may purchase debt securities on a "when-issued" or on a "forward delivery" basis, which means that the obligations will be delivered to the portfolio at a future date, which may be a month or more after the date of commitment (referred to as "forward commitments"). It is expected that, under normal circumstances, a portfolio purchasing securities on a when-issued or forward delivery basis will take delivery of the securities, but the portfolio may sell the securities before the settlement date, if such action is deemed advisable. In general, a portfolio does not pay for the securities or start earning interest on them until the obligations are scheduled to be settled, but it does, in the meantime, record the transaction and reflect the value each day of the securities in determining its net asset value. At the time delivery is made, the value of when-issued or forward delivery securities may be more or less than the transaction price, and the yields then available in the market may be higher than those obtained in the transaction. While awaiting delivery of the obligations purchased on such bases, a portfolio will establish a segregated account consisting of cash or high quality debt securities equal to the amount of the commitments to purchase when-issued or forward delivery securities. The availability of liquid assets for this purpose and the effect of asset segregation on a portfolio's ability to meet its current obligations, to honor requests for redemption and to have its investment portfolio managed properly will limit the extent to which the portfolio may purchase when-issued or forward delivery securities. Except as may be imposed by these factors, there is no limit on the percent of a portfolio's total assets that may be committed to such transactions.

REPURCHASE AGREEMENTS AND REVERSE REPURCHASE AGREEMENTS


     Each of the Trust's portfolios may enter into repurchase agreements and reverse repurchase agreements. Repurchase agreements involve the acquisition by a portfolio of debt securities subject to an agreement to resell them at an agreed-upon price. Under a repurchase agreement, at the time the portfolio acquires a security, it agrees to resell it to the original seller (a financial institution or broker/dealer which meets the guidelines established by the Trustees) and must deliver the security (and/or securities that may be added to or substituted for it under the repurchase agreement) to the original seller on an agreed-upon date in the future. The repurchase price is in excess of the purchase price. The arrangement is in economic effect a loan collateralized by securities.



     The Trustees have adopted procedures that establish certain creditworthiness, asset and collateralization requirements for the counterparties to a portfolio's repurchase agreements. The Trustees will regularly monitor the use of repurchase agreements and the Subadvisers will, pursuant to procedures adopted by the Trustees, continuously monitor the amount of collateral held with respect to a repurchase transaction so that it equals or exceeds the amount of the obligation.



     A portfolio's risk in a repurchase transaction is limited to the ability of the seller to pay the agreed-upon sum on the delivery date. In the event of bankruptcy or other default by the seller, there may be possible delays and expenses in liquidating the instrument purchased, decline in its value and loss of interest. Securities subject to repurchase agreements will be valued every business day and additional collateral will be requested if necessary so that the value of the collateral is at least equal to the value of the repurchase obligation, including the interest accrued thereon.



     Each portfolio of the Trust may enter into "reverse" repurchase agreements. Under a reverse repurchase agreement, a portfolio may sell a debt security and agree to repurchase it at an agreed upon time and at an agreed upon price. The portfolio retains record ownership of the security and the right to receive interest and principal payments thereon. At an agreed upon future date, the portfolio repurchases the security by remitting the proceeds previously received, plus interest. The difference between the amount the portfolio receives for the security and the amount it pays on repurchase is deemed to be payment of interest. The portfolio will maintain in a segregated custodial account cash, Treasury bills or other U.S. Government securities having an aggregate value equal to the amount of such commitment to repurchase including accrued interest, until payment is made. In certain types of agreements, there is no agreed-upon repurchase date and interest payments are calculated daily, often based on the prevailing overnight repurchase rate.



MORTGAGE DOLLAR ROLLS



     Each portfolio of the Trust (except the Money Market Trust) may enter into mortgage dollar rolls. Under a mortgage dollar roll, a portfolio sells mortgage-backed securities for delivery in the future (generally within 30 days) and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the portfolio forgoes principal and interest paid on the mortgage-backed securities. A portfolio is compensated by the difference between the current sale price and the lower forward price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale. A portfolio may also be compensated by receipt of a commitment fee. A portfolio may only enter into covered rolls. A "covered roll" is a specific type of dollar roll for which there is an offsetting cash or cash equivalent security position which matures on or before the forward settlement date of the dollar roll transaction. Dollar roll transactions involve the risk that the market value of the securities sold by the portfolio may decline below the repurchase price of those securities.

HEDGING AND OTHER STRATEGIC TRANSACTIONS

Individual portfolios may be authorized to use a variety of investment strategies described below for hedging purposes only, including hedging various market risks (such as interest rates, currency exchange rates and broad or specific market movements) and managing the effective maturity or duration of debt instruments held by the portfolio. The description in this Prospectus of each portfolio indicates which, if any, of these types of transactions may be used by the portfolio. Although these strategies are regularly used by some investment companies and other institutional investors, it is not presently anticipated that any of these strategies will be used to a significant degree by any portfolio unless otherwise specifically indicated in the description of the portfolio contained in this Prospectus. Limitations on the portion of a portfolio's assets that may be used in connection with the investment strategies described below are set out in the Statement of Additional Information.

     Subject to the constraints described above, an individual portfolio may (if and to the extent so authorized) purchase and sell (or write) exchange-listed and over-the-counter put and call options on securities, financial futures contracts and fixed income indices and other financial instruments, enter into financial futures contracts, enter into interest rate transactions, and enter into currency transactions (collectively, these transactions are referred to in this Prospectus as "Hedging and Other Strategic Transactions"). A portfolio's interest rate transactions may take the form of swaps, caps, floors and collars, and a portfolio's currency transactions may take the form of currency forward contracts, currency futures contracts, currency swaps and options on currencies or currency futures contracts.

     Hedging and Other Strategic Transactions may be used to attempt to protect against possible changes in the market value of securities held or to be purchased by a portfolio resulting from securities markets or currency exchange rate fluctuations, to protect a portfolio's unrealized gains in the value of its securities, to facilitate the sale of those securities for investment purposes, to manage the effective maturity or duration of a portfolio's securities or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities. A portfolio may use any or all types of Hedging and Other Strategic Transactions which it is authorized to use at any time; no particular strategy will dictate the use of one type of transaction rather than another, as use of any authorized Hedging and Other Strategic Transaction will be a function of numerous variables, including market conditions. The ability of a portfolio to utilize Hedging and Other Strategic Transactions successfully will depend on, in addition to the factors described above, the subadviser's ability to predict pertinent market movements, which cannot be assured. These skills are different from those needed to select a portfolio's securities. None of the portfolios is a "commodity pool" (i.e., a pooled investment vehicle which trades in commodity futures contracts and options thereon and the operator of which is registered with the Commodity Futures Trading Commission (the "CFTC")) and Hedging and Other Strategic Transactions involving futures contracts and options on futures contracts will be purchased, sold or entered into only for bona fide hedging, risk management or appropriate portfolio management purposes and not for speculative purposes. The use of certain Hedging and Other Strategic Transactions will require that a portfolio segregate cash, liquid high grade debt obligations or other assets to the extent a portfolio's obligations are not otherwise "covered" through ownership of the underlying security, financial instrument or currency. Risks associated with Hedging and Other Strategic Transactions are described in "Hedging and Other Strategic Transactions -- Risk Factors" in the Statement of Additional Information. A detailed discussion of various Hedging and Other Strategic Transactions, including applicable regulations of the CFTC and the requirement to segregate assets with respect to these transactions, also appears in the Statement of Additional Information.

ILLIQUID SECURITIES

     Each of the portfolios is precluded from investing in excess of 15% of its net assets in securities that are not readily marketable, except that the Money Market Trust may not invest in excess of 10% of its net assets in such securities. Excluded from the 10% and 15% limitation are securities that are restricted as to resale but for which a ready market is available pursuant to exemption provided by Rule 144A adopted pursuant to the Securities Act of 1933 ("1933 Act") or other exemptions from the registration requirements of the 1933 Act. Whether securities sold pursuant to Rule 144A are readily marketable for purposes of the Trust's investment restriction is a determination to be made by the Subadvisers subject to the Trustees' oversight and for which the Trustees are ultimately responsible. The Subadvisers will also monitor the liquidity of Rule 144A securities held by the portfolios for which they are responsible. To the extent Rule 144A securities held by a portfolio should become illiquid because of a lack of interest on the part of qualified institutional investors, the overall liquidity of the portfolio could be adversely affected. In addition, the Money Market Trust may invest in commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the 1933 Act. Section 4(2) commercial paper is restricted as to the disposition under federal securities law, and is generally sold to institutional investors, such as the Trust, who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be made in an exempt transaction. Section 4(2) commercial paper is normally resold to other institutional investors like the Money Market Trust through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) commercial paper, thus providing liquidity. The Money Market Trust's subadviser believes that Section 4(2) commercial paper meets its criteria for liquidity and is quite liquid. The Money Market Trust intends, therefore, to treat Section 4(2) commercial paper as liquid and not subject to the investment limitation applicable to illiquid securities. The Money Market Trust's subadviser will monitor the liquidity of 4(2) commercial paper held by the Money Market Trust, subject to the Trustees' oversight and for which the Trustees are ultimately responsible.

                            MANAGEMENT OF THE TRUST

     Under Massachusetts law and the Trust's Declaration of Trust and By-Laws, the management of the business and affairs of the Trust is the responsibility
of its Trustees.   The Trust was originally organized on August 3, 1984 as
"NASL Series Fund, Inc." (the "Fund"), a Maryland corporation. Pursuant to an Agreement and Plan of Reorganization and Liquidation approved at the Special Meeting of Shareholders held on December 2, 1988, the Fund was reorganized as a Massachusetts business trust established pursuant to an Agreement and Declaration of Trust dated September 29, 1988 (the "Declaration of Trust").
The reorganization became effective on December 31, 1988. At that time, the assets and liabilities of each of the Fund's separate investment portfolios were assumed by the corresponding portfolios of the Trust and the Trust carried on the business and operations of the Fund with the same investment management arrangements as were in effect for the Fund immediately prior to such reorganization.

ADVISORY ARRANGEMENTS


     NASL Financial Services, Inc. ("NASL Financial" or, in its capacity as investment adviser to the Trust the "Adviser"), a Massachusetts corporation whose principal offices are located at 116 Huntington Avenue, Boston, Massachusetts 02116, is a wholly-owned subsidiary of Security Life the controlling ultimate parent of which is The Manufacturers Life Insurance Company ("Manulife"), a Canadian mutual life insurance company based in Toronto, Canada. Prior to January 1, 1996, Security Life was a wholly owned subsidiary of North American Life Assurance Company ("NAL"), a Canadian mutual life insurance company. On January 1, 1996 NAL and Manulife merged with the combined company retaining the name Manulife. NASL Financial is registered as an investment adviser under the Investment Advisers Act of 1940 and as a broker-dealer under the Securities Exchange Act of 1934, and it is a member of the National Association of Securities Dealers, Inc. ("NASD"). In addition, NASL Financial serves as principal underwriter of certain contracts issued by Security Life and as investment adviser to one other investment company, North American Funds.



     Under the terms of the Advisory Agreement, the Adviser administers the business and affairs of the Trust. The Adviser is responsible for performing or paying for various administrative services for the Trust, including providing at the Adviser's expense, (i) office space and all necessary office facilities and equipment, (ii) necessary executive and other personnel for managing the affairs of the Trust and for performing certain clerical, accounting and other office functions, and (iii) all other information and services, other than services of counsel, independent accountants or investment subadvisory services provided by any subadviser under a subadvisory agreement, required in connection with the preparation of all tax returns and documents required to comply with the federal securities laws. The Adviser pays the cost of (i) any advertising or sales literature relating solely to the Trust, (ii) the cost of printing and mailing prospectuses to persons other than current holders of Trust shares or of variable contracts funded by Trust shares and
(iii) the compensation of the Trust's officers and Trustees that are officers, directors or employees of the Adviser or its affiliates. In addition, advisory fees are reduced or the Adviser reimburses the Trust if the total of all expenses (excluding advisory fees, taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Trust's business) applicable to a portfolio exceeds an annual rate of .75% in the case of the International Small Cap, Global Equity, Global Government Bond and International Growth and Income Trusts or .50% in the case of all other portfolios of the average net assets of such portfolio. The expense limitations will continue in effect from year to year unless otherwise terminated at any year end by the Adviser on 30 days' notice to the Trust. For the prior fiscal year, the Adviser did not reimburse the Trust for any expenses
since expenses were below the expense limitations.   However, if expenses were
to increase above the expense limits and the reimbursements were terminated, Trust expenses would increase.


     In addition to providing the services and expense limitations described above, the Adviser selects, contracts with and compensates subadvisers to manage the investment and reinvestment of the assets of the portfolios of the Trust. The Adviser monitors the compliance of such subadvisers with the investment objectives and related policies of each portfolio and reviews the performance of such subadvisers and reports periodically on such performance to the Trustees of the Trust.

     As compensation for its services, the Adviser receives a fee from the Trust computed separately for each portfolio. The fee for each portfolio is stated as an annual percentage of the current value of the net assets of the portfolio. The fee, which is accrued daily and payable monthly, is calculated for each day by multiplying the daily equivalent of the annual percentage prescribed for a portfolio by the value of the net assets of the portfolio at the close of business on the previous business day of the Trust. The following is a schedule of the management fees each portfolio currently is obligated to pay the Adviser:

                PORTFOLIO
                ------------------------------------------------



                Small/Mid Cap Trust .................... 1.000%
                International Small Cap Trust .......... 1.100%
                Global Equity Trust ....................  .900%
                Pasadena Growth Trust ..................  .975%


                Equity Trust ...........................  .750%
                Value Equity Trust .....................  .800%
                Growth and Income Trust ................  .750%
                International Growth and Income Trust ..  .950%
                Strategic Bond Trust ...................  .775%
                Global Government Bond Trust ...........  .800%
                Investment Quality Bond Trust ..........  .650%
                U.S. Government Securities Trust .......  .650%
                Money Market Trust .....................  .500%
                Aggressive Asset Allocation Trust ......  .750%
                Moderate Asset Allocation Trust ........  .750%
                Conservative Asset Allocation Trust ....  .750%


The fees shown above, other than those paid by the Investment Quality Bond and U.S. Government Securities Trusts and the Money Market Trust, are higher than those paid by most funds to their advisers, but are not higher than the fees paid by many funds with similar investment objectives and policies.

     For the year ended December 31, 1994 the aggregate investment advisory fees paid by the Trust was $27,076,438, allocated among the portfolios as follows: $ 4,916,694-- Global Equity Trust, $1,255,314-- Pasadena Growth Trust, $3,483,279-- Equity Trust, $1,274,807-- Value Equity, $2,670,229-- Growth and
Income Trust, $588,051-- Strategic Bond Trust, $1,742,811-- Global Government Bond Trust, $709,069--Investment Quality Bond Trust, $1,350,850-- U.S. Government Securities Trust, $1,158,400-- Money Market Trust, $1,354,682-- Aggressive Asset Allocation Trust, $4,783,431-- Moderate Asset Allocation Trust and $1,788,821-- Conservative Asset Allocation Trust.


     For the year ended December 31, 1995 the aggregate investment advisory fees paid by the Trust was $_____, allocated among the portfolios as follows: $ _____-- Global Equity Trust, $_____-- Pasadena Growth Trust, $______-- Equity Trust, $_____-- Value Equity, $______-- Growth and Income Trust, $_____-- International Growth and Income Trust, $_____ - Strategic Bond Trust,
$_____-- Global Government Bond Trust, $____--Investment Quality Bond Trust, $______-- U.S. Government Securities Trust, $_____-- Money Market Trust, $_____-- Aggressive Asset Allocation Trust, $_____-- Moderate Asset Allocation Trust and $______-- Conservative Asset Allocation Trust.


SUBADVISORY ARRANGEMENTS

     Each of the Trust's subadvisers, except Fidelity Management Trust Company, is registered as an investment adviser under the Investment Advisers Act of 1940.


     Fidelity Management Trust Company ("FMTC"), the subadviser to the Equity and Automatic Asset Allocation Trusts, founded in 1946, is located at 82 Devonshire Street, Boston, Massachusetts 02109. FMTC is part of Fidelity Investments, a group of companies that provides investment management and other financial services. FMTC is a wholly-owned subsidiary of FMR Corp., the parent company of the Fidelity companies. Founded in 1981, FMTC serves as investment manager to institutional clients, managing assets for insurance companies, tax-exempt retirement funds, endowments, foundations and other institutional
investors.   As of _____, 1995 FMTC had investment management responsibility for approximately $___ billion of assets. Fidelity Investments, founded by Edward C. Johnson 2d, the father of the current chairman, Edward C. Johnson 3d, is the country's largest privately-owned investment management organization and as of _____, 1995 had assets under management exceeding $___ billion.
Fidelity Investments maintains a staff of over 100 in-house research analysts and follows some 7000 companies worldwide.


     Robert Stansky has been primarily responsible for the day-to-day management of the Equity Trust since December 1991. Scott D. Stewart and Boyce
I. Greer have been primarily responsible for the day-to-day management of the three Asset Allocation Trusts since December 1991.

     Robert Stansky is presently the Portfolio Manager of the Fidelity Growth Company Fund and the Fidelity Advisor Equity Portfolio: Growth. In addition, Mr. Stansky has worked as an assistant on the Magellan Fund, managed both the Emerging Growth Fund and the Fidelity Select Defense and Aerospace Fund. Mr. Stansky has worked for Fidelity since 1983.

     Scott Stewart joined Fidelity in 1987, and is Senior Vice President, Portfolio Manager and head of the Structured Equity Group.

     Boyce Greer is the Group Leader and Senior Vice President of FMTC and Vice President of FMR in the Fixed Income Group. He joined Fidelity in 1987 as a Portfolio Manager responsible for portfolio risk analysis.

     Oechsle International Advisors, L.P. ("Oechsle International"), the subadviser to the Global Equity and Global Government Bond Trusts, founded in 1986, is a Delaware limited partnership whose principal offices are located at One International Place, Boston, Massachusetts 02110. Oechsle International, which also has offices in London, England, Frankfurt, Germany and Tokyo, Japan, as of ______, 1995 manages approximately $ ____billion for institutional and private investors. Oechsle International is a money manager providing management and advisory services with respect to all primary international securities markets. Each year Oechsle International's investment professionals concentrate on 25 different countries, averaging 600 visits to companies annually.

     Steven H. Schaefer has been primarily responsible for the day-to-day management of the Global Equity Trust since March 1988 and since 1991 Stephen
J. Butters has shared this responsibility. Astrid Vogler has been primarily responsible for the day-to-day management of the Global Government Bond Trust since March 1988. Messrs. Schaefer and Butters are also portfolio managers to North American Funds' Global Growth Fund.

     Mr. Schaefer has been a General Partner and Portfolio Manager at Oechsle International and Managing Director for the firm's London subsidiary since 1986.

     Mr. Butters works in the U.S. Equity management sector of Oechsle International. Prior to joining Oechsle International in 1991, Mr. Butters worked at the Putnam Management Company as Senior Vice President and Portfolio Manager from 1982 to 1988. He also founded his own firm, Butters Lyons, in 1988 where he provided investment management services to individuals and small business corporations.

     Ms. Vogler has been a Fixed Income Portfolio Manager at Oechsle International in Frankfurt, West Germany since 1988.

     Roger Engemann Management Co., Inc. ("REMC") is the subadviser for the Pasadena Growth Trust. The business address of REMC is 600 North Rosemead Boulevard, Pasadena, California 91107-2138. Roger Engemann & Associates, Inc. ("RE&A"), which is a wholly-owned subsidiary of Pasadena Capital Corporation, owns 93.5% of REMC's capital stock. Roger Engemann, controlling shareholder of Pasadena Capital Corporation, is the Chairman of the Board and President of RE&A and REMC. RE&A has been engaged in the business of investment management since 1969, and provides investment counseling services to retirement plans, colleges, corporations, trusts and individuals. REMC has been in business since 1985 and manages The Pasadena Group of Mutual Funds. The portfolio managers, research analysts and supporting staff are substantially the same for both REMC and RE&A. The combined assets under management of REMC and RE&A as of March 31, 1995 are approximately $3.7 billion.

     Roger Engemann, James E. Mair and John S. Tilson are primarily responsible for the day-to-day management of the Pasadena Growth Trust, and have been since its inception.

     Mr. Engemann has been the president of the Subadviser, REMC, since its organization in 1985, and has been President of its parent, REA, since its organization in 1969. Messrs. Mair and Tilson are both Executive Vice Presidents and Managing Directors of portfolio management of REMC and REA, and both have been with REMC since its inception and with REA since 1983.


     Goldman Sachs Asset Management ("GSAM"), the subadviser to the Value Equity Trust, is a separate operating division of Goldman, Sachs & Co., located at 85 Broad Street, New York, New York 10004. The main business address of GSAM is One New York Plaza, New York, New York 10004. GSAM also has offices in London, Tokyo, Hong Kong and Sydney. Goldman, Sachs & Co. was registered as an investment adviser in 1981 and together with its affiliates currently acts as an investment adviser, administrator or distributor to 80 mutual fund portfolios. As of _______, 1995, GSAM and its affiliates managed a total of approximately $ ____billion of assets; approximately $ ____ billion in mutual fund assets and approximately $ ____ billion in assets for various individual and institutional accounts including 9 of the 50 largest U.S. Pension funds and three central banks. Goldman, Sachs & Co. was founded in 1869, has 32 offices world wide, employs over 8900 individuals, and is one of the leading worldwide investment banking and brokerage organizations and provides a broad range of financing and investing services both in the U.S. and abroad. GSAM has access to the resources of Goldman Sachs & Co., including its highly regarded staff of over 375 research professionals that cover more than 1,600 companies in over 60 industries.



     Mitch Cantor and Paul Farrell have been primarily responsible for the day-to-day management of the Value Equity Trust since February 1993. Messrs. Cantor and Farrell are senior portfolio managers for the Value Equity Trust as well as North American Funds' Growth Fund.



     Mitch Cantor is also a senior equity portfolio manager for the North American Funds' Asset Allocation Fund. Mr. Cantor joined Goldman Sachs Asset Management in 1991. Before joining GSAM, he was a senior partner at Sanford C. Bernstein & Co. where he served as Research Director for the Investment Management Division. Mr. Cantor was at Sanford C. Bernstein & Co. from August 1983 to October 1991.

     Before joining GSAM in 1991, Paul Farrell served as a managing director at Plaza Investments, the investment subsidiary of GEICO Corp., a major insurance company, from February 1991 to August 1991. Mr. Farrell was previously employed in the Investment Research Department at Goldman Sachs from June 1986 to February 1991. Mr. Farrell is a Certified Financial Analyst as well.


        Wellington Management Company ("Wellington Management"), the subadviser to the Growth and Income, Investment Quality Bond and Money Market Trusts, founded in 1933, is a Massachusetts partnership whose principal business address is 75 State Street, Boston, Massachusetts 02109. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations and other institutions and individuals. As of _____, 1995, Wellington Management had investment management authority with respect to approximately
$__ billion of client assets. The managing partners of Wellington Management are Robert W. Doran, Duncan M. McFarland and John B. Neff.



     Matthew E. Megargel, Senior Vice President of Wellington Management, has served as portfolio manager to the Growth and Income Trust since February 1992. Mr. Megargel also serves as the portfolio manager for the North American
Funds' Growth and Income Fund. Mr. Megargel joined Wellington Management in 1983 as a research analyst and took on additional responsibilities as a portfolio manager in 1988. In 1991, he became solely a portfolio manager with Wellington Management.

     Thomas L. Pappas, Vice President of Wellington Management, has served as portfolio manager to the Investment Quality Bond Trust since March 1994. Mr. Pappas also serves as portfolio manager to the North American Funds' Investment Quality Bond Fund. Mr. Pappas has been a portfolio manager with Wellington Management since 1987.

     John C. Keogh, Senior Vice President of Wellington Management, serves as portfolio manager to the Money Market Trust. He has served as portfolio manager to the Money Market Trust since December 1991, when Wellington Management became subadviser to the Money Market Trust. Mr. Keogh also serves as the portfolio manager for the North American Funds' Money Market Fund. Mr. Keogh has been a portfolio manager with Wellington Management since 1983.


     J.P. Morgan Investment Management, Inc. ("J.P. Morgan") is the Subadviser to the International Growth and Income Trust. J.P. Morgan, with principal offices at 522 Fifth Avenue, New York 10036, is a wholly-owned subsidiary of J.P. Morgan & Co. Incorporated ("J.P. Morgan & Co."), a bank holding company organized under the laws of Delaware which is located at 60 Wall Street, New York, New York 10260. Through offices in New York City and abroad, J.P. Morgan & Co., through J.P. Morgan and other subsidiaries, offers a wide range of services to governmental, institutional, corporate and individual customers and acts as investment adviser to individual and institutional clients with combined assets under management of over $____ billion (of which J.P. Morgan advises over $____ billion) as of ________, 1995. J.P. Morgan has managed international securities for institutional investors since 1974. As of ______, 1995, the non-U.S. securities under J.P. Morgan's management was approximately $___ billion. J.P. Morgan provides investment advice and portfolio management services to the portfolio. Subject to the supervision of the Trustees, J.P. Morgan makes the portfolio's day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages the Portfolio's investments.


     J.P. Morgan uses a sophisticated, disciplined, collaborative process for managing the portfolio. The following persons are primarily responsible for the day-to-day management of the portfolio (their business experience for the past five years is indicated parenthetically): Paul A. Quinsee, Vice President (employed by J.P. Morgan since February 1992, previously Vice President, Citibank) and Gareth A. Fielding, Assistant Vice President (employed by J.P. Morgan since February 1992, previously he received his MBA from Imperial College at London University, while he was a self -employed trader on the London International Financial Futures Exchange.


     Mr. Quinsee is primarily responsible for the day-to-day management of eleven other institutional and investment company accounts that invest in international securities constituting approximately $___ billion of assets. Since July 1994, Mr. Fielding has been responsible for the day-to-day management (in some cases with another person) of 15 institutional and investment company portfolios that invest primarily in international fixed income securities, constituting approximately $__ billion of assets. Mr. Fielding is a specialist in mortgage and asset-backed securities. Prior to July 1994, Mr. Fielding traded global fixed income products on J.P. Morgan's London trading desk.



     Salomon Brothers Asset Management Inc ("SBAM"), the subadviser to the U.S. Government Securities and Strategic Bond Trusts, is an indirect, wholly-owned subsidiary of Salomon Inc ("SI") incorporated in 1987. The business address of SBAM is 7 World Trade Center, New York, New York 10048. Through its office in New York and affiliates in London, Frankfurt and Tokyo, SBAM provides a full range of fixed income and equity investment advisory services for its individual and institutional clients around the world, including European and Far East central banks, pension funds, endowments, insurance companies, and various investment companies (including portfolios thereof). As of ________, 1995, SBAM Limited, SBAM and their advisory affiliates had investment advisory responsibility for approximately $ _____billion of assets. SBAM has access to SI's more than 250 economists, mortgage, bond, sovereign and equity analysts.



     In connection with SBAM's service as subadviser to the Strategic Bond Trust, SBAM's London based affiliate, Salomon Brothers Asset Management Limited ("SBAM Limited"), whose business address is Victoria Plaza, 111 Buckingham Palace Road, London SW1W OSB, England, provides certain advisory services to SBAM relating to currency transactions and investments in non-dollar denominated debt securities for the benefit of the Strategic Bond Trust. SBAM Limited is compensated by SBAM at no additional expense to the Trust. SBAM Limited was formed to acquire the asset management division of a sister company, Salomon Brothers International Limited, which currently has approximately $_____billion under management. Like SBAM, SBAM Limited is an indirect, wholly-owned subsidiary of Salomon Inc. SBAM Limited is a member of the Investment Management Regulatory Organization Limited in the United Kingdom and is registered as an investment adviser in the United States pursuant to the Investment Advisers Act of 1940.


     Steven Guterman has been primarily responsible for the day-to-day management of the mortgage-backed securities and U.S. government securities portions of the U.S. Government Securities Trust since December 1991 and the Strategic Bond Trust since February 1993. Mr. Guterman is assisted in the management of the two foregoing Trusts by Roger Lavan. Peter J. Wilby has been primarily responsible for the day-to-day management of the high yield and sovereign debt portions of the Strategic Bond Trust since February 1993. Mr. David Scott is primarily responsible for the international portion of the Strategic Bond Trust.

Mr. Guterman, who joined SBAM in 1990, is a Senior Portfolio Manager, responsible for the SBAM's investment company and institutional portfolios which invest primarily in mortgage-backed securities and U.S. government issues. Mr. Guterman also serves as portfolio manager for North American Funds' U.S. Government Securities and Strategic Income Funds, Salomon Brothers Mortgage Investment Fund, and Salomon Brothers Mortgage Arbitrage Finance Limited. In addition, Mr. Guterman serves as portfolio manager for a number of SBAM's institutional clients. Mr. Guterman joined Salomon Brothers, Inc. in 1983. He initially worked in the mortgage research group where he became a Research Director and later traded derivative mortgage-backed securities for Salomon Brothers, Inc.

     Mr. Lavan has assisted Mr. Guterman with the day to day management of the mortgage-backed securities portions of the U.S. Government Securities Trust since December 1991 and the Strategic Bond Trust since February 1993. Mr. Lavan joined SBAM in 1990 and is a Portfolio Manager and Quantitative Fixed Income Analyst for SBAM where he is responsible for working with senior portfolio managers to monitor and analyze market relationships and identify and implement relative value transactions in SBAM's investment company and institutional portfolios which invest in mortgage-backed securities and U.S. Government Securities. Mr. Lavan also assists Mr. Guterman with the day to day management of the mortgage-backed securities portions of the North American Funds' U.S. Government Securities and Strategic Income Funds. Prior to joining SBAM, Mr. Lavan spent four years analyzing portfolios for Salomon's Fixed Income Sales Group and Product Support Divisions.

     Mr. Wilby, who joined SBAM in 1989, is a Senior Portfolio Manager, responsible for SBAM's investment company and institutional portfolios which invest in high yield U.S. corporate debt securities and high yield foreign sovereign debt securities. Mr. Wilby is also primarily responsible for the day-to-day management of the high yield and sovereign debt portions of North American Fund's Strategic Income Fund, Salomon Brothers High Income Fund, Inc, The Emerging Markets Income Fund, Inc, The Emerging Markets Income Fund, Inc and the Latin America Investment Fund, Inc. (with respect to the Fund's investment in Latin American sovereign debt). From 1984 to 1989, Mr. Wilby was employed by Prudential Capital Management Group ("Prudential"). He served as director of Prudential's credit research unit and as a corporate and sovereign credit analyst with Prudential. Mr. Wilby later managed high yield bonds and leveraged equities in the mutual funds and institutional portfolios at Prudential.

     David Scott is a senior fixed-income portfolio manager with SBAM Limited in London. His primary responsibility is managing long term global bond portfolios. He also takes an integral role in developing investment strategy. Prior to joining Salomon Brothers in April 1994, Mr. Scott worked at J.P. Morgan Investment Management ("J.P. Morgan") from October 1990 to March 1994 where he had responsibility for global and non-dollar portfolios. Clients included government departments, pension funds and insurance companies. Before joining J.P. Morgan, Mr. Scott worked for Mercury Asset Management from January 1987 to October 1990 where he had responsibility for captive insurance portfolios and product. Mr. Scott is a Fellow of the Institute of Actuaries and worked for the Wyatt Company from November 1984 to January 1987 as a consultant advising companies on pension and employee related benefit issues. He received a BSc in Mathematics and Economics from Nottingham University.


     Investment decisions for the Small/Mid Cap Trust are made by its Subadviser, Fred Alger Management, Inc. ("Alger"). Alger, located at 75 Maiden Lane, New York, New York 10038, has been in the business of providing investment advisory services since 1964 and as of January 31, 1996 had approximately $__ billion under management, including $__ billion in mutual fund accounts and $ __ billion in other advisory accounts. Alger Management is wholly owned by Alger Inc. which in turn is wholly owned by Alger Associates, Inc., a financial services holding company. Fred M. Alger, III and his brother, David D. Alger, are the majority shareholders of Alger Associates, Inc. and may be deemed to control that company and its subsidiaries.

     David D. Alger, President of Alger Management, is primarily responsible for the day-to-day management of the Small/Mid Cap Trust. He has been employed by Alger as Executive Vice President and Director of Research since 1971 and as President since 1995 and he serves as portfolio manager for other mutual funds and investment accounts managed by Alger Management. Also participating in the management of the Small/Mid Cap Trust are Ronald Tartaro and Seilai Khoo. Mr. Tartaro has been employed by Alger Management since 1990 and he serves as a senior research analyst. Prior to 1990, he was a member of the technical staff at AT&T Bell Laboratories. Ms. Khoo has been employed by Alger Management since 1989 and she serves as a senior research analyst.



     Investment decisions for the International Small Cap Trust are made by its Subadviser, Founders Asset Management, Inc., ("Founders") located at 2930 East Third Avenue, Denver, Colorado 80206, a registered investment adviser first established as an asset manager in 1938. Bjorn K. Borgen, President and Director of Founders, owns 100% of the voting stock of Founders.



     To facilitate the day-to-day investment management of the International Small Cap Trust, Founders employs a unique team-and-lead-manager system. The management team is composed of several members of the Investment Department, including Founders' chief Investment Officer, lead portfolio managers, assistant portfolio managers, portfolio traders and research analysts. Team members share responsibility for providing ideas, information, knowledge and expertise in the management of the portfolios. Each team member has one or more areas of expertise that is applied to the management of the Portfolio. Daily decisions on portfolio selection for the Portfolio rests with a lead portfolio manager assigned to the Portfolio.



Michael W. Gerding, Vice President of Investments, is the lead portfolio manager for the International Small Cap Trust. Mr. Gerding is a chartered financial analyst who has been part of Founders' investment department for five years. Mr. Gerding is the lead portfolio manager of the International Small Cap Trust. Prior to joining Founders, Mr. Gerding served as a portfolio manager and research analyst with NCNB Texas for several years. Mr. Gerding earned a BBA in finance and an MBA from Texas Christian University.


     Under the terms of each of the Subadvisory Agreements, the subadviser manages the investment and reinvestment of the assets of the assigned portfolios, subject to the supervision of the Trustees of the Trust. The subadviser formulates a continuous investment program for each such portfolio consistent with its investment objectives and policies outlined in this Prospectus. Each subadviser implements such programs by purchases and sales of securities and regularly reports to the Adviser and the Trustees of the Trust with respect to the implementation of such programs. In addition, the subadviser to the Pasadena Growth Trust has agreed to reimburse the Pasadena Growth Trust for its "Other Expenses," as defined in the Subadvisory Agreement and set forth in the Statement of Additional Information, to a maximum on an annual basis of .15% of the average net assets of the Pasadena Growth Trust.

     As compensation for their services, the subadvisers receive fees from the Adviser computed separately for each portfolio. The fee for each portfolio is stated as an annual percentage of the current value of the net assets of such portfolio. The fees are calculated on the basis of the average of all valuations of net assets of each portfolio made at the close of business on each business day of the Trust during the period for which such fees are paid. Once the average net assets of a portfolio exceed specified amounts, the fee is reduced with respect to such excess. The following is a schedule of the management fees the Adviser currently is obligated to pay the subadvisers out of the advisory fee it receives from each portfolio as specified above:


                                                       BETWEEN         BETWEEN
                                                     $50,000,000  $200,000,000
                                            FIRST        AND          AND       EXCESS OVER
PORTFOLIO                                $50,000,000 $200,000,000 $500,000,000 $500,000,000
--------------------------------------------------------------------------------------------

Small/Mid Cap Trust* ...............           .___%        .___%        .___%        .___%
International Small Cap Trust* ..... .         .___%        .___%        .___%        .___%
Global Equity Trust ................           .500%        .450%        .375%        .325%
Pasadena Growth Trust ..............           .550%        .500%        .450%        .375%
Equity Trust .......................           .325%        .275%        .225%        .150%
Value Equity Trust .................           .400%        .300%        .200%        .200%
Growth and Income Trust ............           .325%        .275%        .225%        .150%
International Growth and
 Income Trust ......................           .500%        .450%        .400%        .350%
Strategic Bond Trust** .............           .350%        .300%        .250%        .200%
Global Government Bond Trust .......           .375%        .350%        .300%        .250%
Investment Quality Bond Trust ......           .225%        .225%        .150%        .100%
U.S. Government Securities Trust ...           .225%        .225%        .150%        .100%


Money Market Trust .................           .075%        .075%        .075%        .020%
Aggressive Asset Allocation Trust ..           .325%        .275%        .225%        .150%
Moderate Asset Allocation Trust ....           .325%        .275%        .225%        .150%
Conservative Asset Allocation
 Trust. ............................           .325%        .275%        .225%        .150%





** In connection with the subadvisory consulting agreement between SBAM and SBAM Limited, SBAM will pay SBAM Limited, as full compensation for all services provided under the subadvisory consulting agreement, a portion of its subadvisory fee, such amount being an amount equal to the fee payable under SBAM's subadvisory agreement multiplied by the current value of the net assets of the portion of the assets of the Strategic Bond Trust that SBAM Limited has been delegated to manage divided by the current value of the net assets of the portfolio.


     Above are brief summaries of the advisory agreement with NASL Financial ("Advisory Agreement") and the subadvisory agreements with the subadvisers ("Subadvisory Agreements"). A more comprehensive statement of the terms of such agreements appears in the Statement of Additional Information under the caption "Investment Management Arrangements".


     All or a portion of Trust brokerage commissions may be paid to affiliates of Salomon, J.P. Morgan, Goldman, Alger and Oechsle. Information on the amount of these commissions is set forth in the Statement of Additional Information under "Portfolio Brokerage."


EXPENSES



        Subject to the expense limitations discussed above, the Trust is responsible for the payment of all expenses of its organization, operations and business, except for those expenses the Adviser or subadvisers have agreed to pay pursuant to the Advisory or Subadvisory Agreements. Among the expenses to be borne by the Trust are charges and expenses of the custodian, independent accountants and transfer, bookkeeping and dividend disbursing agents appointed by the Trust; brokers' commissions and issue and transfer taxes on securities transactions to which the Trust is a party; taxes payable by the Trust; and legal fees and expenses in connection with the affairs of the Trust, including registering and qualifying its shares with regulatory authorities and in connection with any litigation. For the year ended December 31, 1994, the expenses, including the Adviser's fee but excluding portfolio brokerage commissions, expressed as a percentage of average net assets, for each of the Trust's portfolios was as follows: 1.08% -- Global Equity Trust, 0.975% -- Pasadena Growth Trust, 0.84% -- Equity Trust, 0.87% -- Value Equity Trust, 0.82% -- Growth and Income Trust, 0.91% -- Strategic Bond Trust, 0.96% -- Global Government Bond Trust, 0.76% -- Investment Quality Bond Trust, 0.73% -- U.S. Government Securities Trust, 0.57% -- Money Market Trust, 0.89% -- Aggressive Asset Allocation Trust, 0.85% -- Moderate Asset Allocation Trust and 0.87% -- Conservative Asset Allocation Trust. For the year ended December 31, 1995, the expenses, including the Adviser's fee but excluding portfolio brokerage commissions, expressed as a percentage of average net assets, for each of the Trust's portfolios was as follows: ___% -- Global Equity Trust, ___5% -- Pasadena Growth Trust, ___% -- Equity Trust ___% -- Value Equity Trust, ___% -- Growth and Income Trust ___% -- International Growth and Income Trust, ___% - Strategic Bond Trust,____% -- Global Government Bond Trust, ___% -- Investment Quality Bond Trust, ____% -- U.S. Government Securities Trust, ___% -- Money Market Trust, ___% -- Aggressive Asset Allocation Trust, ___% -- Moderate Asset Allocation Trust and ___% -- Conservative Asset Allocation Trust.



PERFORMANCE DATA

     From time to time the Trust may publish advertisements containing performance data relating to its portfolios. Performance data will consist of total return quotations which will always include quotations for recent one-year and, when applicable, five-year and ten-year periods and where less than five or ten years, for the period since the date the portfolio, including its predecessor prior to the reorganization of the Fund on December 31, 1988, became available for investment. Such quotations for such periods will be the average annual rates of return required for an initial investment of $1,000 to equal the market value of such investment on the last day of the period, after reflection of all Trust charges and expenses and assuming reinvestment of all dividends and distributions. Performance figures used by the Trust are based on the actual historical performance of its portfolios for specified periods, and the figures are not intended to indicate future performance. Moreover, the Trust's performance figures are not comparable to those for public mutual funds. Trust shares are only available as the underlying investment medium for contracts which provide for certain charges, as described in the accompanying contract Prospectus. The impact of such charges is not reflected in the Trust's performance figures. More detailed information on the computations is set forth in the Statement of Additional Information. The Trust's annual report, which is available without charge upon request, contains further discussions of Fund performance.

     The Trust may also from time to time advertise the performance of certain portfolios relative to that of unmanaged indices, including but not limited to the Dow Jones Industrial Average, the Lehman Brothers Bond, Government Corporate, Corporate and Aggregate Indices, the Standard and Poor's 500, the Value Line Composite and the Morgan Stanley Capital International Europe, Australia and Far East ("EAFE") and World Indices. The Trust may also advertise the performance rankings assigned certain portfolios or their investment subadvisers by various statistical services, including but not limited to SEI, Lipper Analytical Services, Inc.'s Mutual Fund Performance Analysis and Variable Insurance Products Performance Analysis, Variable Annuity Research and Data Service, Intersec Research Survey of Non-U.S. Equity Fund Returns and Frank Russell International Universe, and any other data which may be presented from time to time by such analysts as Dow Jones, Morning Star, Chase International Performance, Wilson Associates, Stanger, CDA Investment Technology, the Consumer Price Index ("CPI"), The Bank Rate Monitor National Index, IBC/Donaghue's Average U.S. Government and Agency, or as they appear in various publications, including The Wall Street Journal, New York Times, Forbes, Barrons, Fortune, Money Magazine, Financial World and Financial Services Week.

                              GENERAL INFORMATION

SHARES OF THE TRUST


     The Trust's Declaration of Trust authorizes the Trustees to issue an unlimited number of full and fractional shares of beneficial interest having a par value of $.01 per share, to divide such shares into an unlimited number of series of shares and to designate the relative rights and preferences thereof, all without shareholder approval. In addition, the Trustees are authorized to divide any series of shares into separate classes, also without shareholder approval. The Trust currently has sixteen series of shares, one for each portfolio. Shares of each portfolio have equal rights with regard to redemptions, dividends, distributions and liquidations with respect to that portfolio. When issued, shares are fully paid and non-assessable and do not have preemptive or conversion rights or cumulative voting rights. All shares are entitled to one vote and are voted by series, except that when voting for the election of Trustees and when otherwise permitted by the Investment Company Act of 1940, shares are voted in the aggregate. Only shares of a particular portfolio are entitled to vote on matters determined by the Trustees to affect only the interests of that portfolio.



     The Trust currently has three shareholders, Security Life, Manulife America and FNAL. Security Life provided the Fund with its initial capital. Currently, Security Life owns Trust shares attributable to the initial capitalization of the Growth and Income Trust. Each shareholder owns the Trust shares attributable to contracts participating in its separate accounts and will vote such shares and, in the case of Security Life, Trust shares owned beneficially by Security Life, in accordance with instructions received from contract owners.


TAXES


     TAX STATUS. The Trust believes that each portfolio will qualify as a regulated investment company under Subchapter M, Chapter 1, Subtitle A of the Internal Revenue Code (the "Code"), and the Trust intends to take the steps necessary to so qualify each portfolio. As a result of qualifying as a regulated investment company, each portfolio will not be subject to Federal income tax to the extent that the portfolio distributes its net income, including its net realized capital gains, to its shareholders. Accordingly, each portfolio intends to distribute substantially all of its net income, including all of its net realized capital gains, to its shareholders. Under current law, net income, including net realized capital gain, is not taxed to a life insurance company to the extent that it is applied to increase the reserves for the company's variable annuity and life insurance contracts.


     SOURCES OF GROSS INCOME. To qualify for treatment as a regulated investment company, a portfolio must, among other things, derive its income from certain sources. Specifically, in each taxable year a portfolio must derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in stock, securities, or currencies. A portfolio must also derive less than 30% of its gross income from the sale or other disposition of any of the following which was held for less than three months:
(1) stock or securities, (2) options, futures, or forward contracts (other than options, futures, or forward contracts on foreign currencies), or (3) foreign currencies (or options, futures, or forward contracts on foreign currencies) but only if such currencies (or options, futures, or forward contracts) are not directly related to the portfolio's principal business of investing in stock or securities (or options and futures with respect to stocks or securities). For purposes of these tests, gross income generally is determined without regard to losses from the sale or other disposition of stock or securities or other portfolio assets. Compliance with these requirements may prevent a portfolio from utilizing options, futures, and forward contracts as much as the subadviser might otherwise believe to be desirable.

     DIVERSIFICATION OF ASSETS. To qualify for treatment as a regulated investment company, a portfolio must also satisfy certain requirements with respect to the diversification of its assets. A portfolio must have, at the close of each quarter of the taxable year, at least 50% of the value of its total assets represented by cash, cash items, United States Government securities, securities of other regulated investment companies, and other securities which, in respect of any one issuer, do not represent more than 5% of the value of the assets of the portfolio nor more than 10% of the voting securities of that issuer. In addition, at those times not more than 25% of the value of the portfolio's assets may be invested in securities (other than United States Government securities or the securities of other regulated investment companies) of any one issuer, or of two or more issuers which the portfolio controls and which are engaged in the same or similar trades or businesses or related trades or businesses.

     Because the Trust is established as an investment medium for insurance company separate accounts, regulations under Subchapter L of the Code impose additional diversification requirements on each portfolio. These requirements generally are that no more than 55% of the value of the assets of a portfolio may be represented by any one investment; no more than 70% by any two investments; no more than 80% by any three investments; and no more than 90% by any four investments. For these purposes, all securities of the same issuer are treated as a single investment and each United States government agency or instrumentality is treated as a separate issuer.


     FOREIGN INVESTMENTS. Portfolios investing in foreign securities or currencies may be required to pay withholding or other taxes to foreign governments. Foreign tax withholding from dividends and interest, if any, is generally at a rate between 10% and 35%. The investment yield of any portfolio that invests in foreign securities or currencies will be reduced by these foreign taxes. Shareholders will bear the cost of any foreign tax withholding, but may not be able to claim a foreign tax credit or deduction for these foreign taxes. Portfolios investing in securities of passive foreign investment companies may be subject to U.S. federal income taxes and interest charges (and investment yield of the portfolios making such investments will be reduced by these taxes and interest charges). Shareholders will bear the cost of these taxes and interest charges, but will not be able to claim a deduction for these amounts.


     ADDITIONAL TAX CONSIDERATIONS. If a portfolio failed to qualify as a regulated investment company, owners of contracts based on the portfolio (1) might be taxed currently on the investment earnings under their contracts and thereby lose the benefit of tax deferral, and (2) the portfolio might incur additional taxes. In addition, if a portfolio failed to comply with the diversification requirements of the regulations under Subchapter L of the Code, owners of contracts based on the portfolio would be taxed on the investment earnings under their contracts and thereby lose the benefit of tax deferral. Accordingly, compliance with the above rules is carefully monitored by the Adviser and the Subadvisers and it is intended that the portfolios will comply with these rules as they exist or as they may be modified from time to time. Compliance with the tax requirements described above may result in a reduction in the return under a portfolio, since, to comply with the above rules, the investments utilized (and the time at which such investments are entered into and closed out) may be different from that Subadvisers might otherwise believe to be desirable.


     OTHER INFORMATION. For more information regarding the tax implications for the purchaser of a variable annuity or life insurance contracts who allocates investments to the Trust, please refer to the prospectus for the contract.


        The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury Regulations currently in effect. It is not intended to be a complete explanation or a substitute for consultation with individual tax advisors. For the complete provisions, reference should be made to the pertinent Code sections and the Treasury Regulations promulgated thereunder. The Code and Regulations are subject to change.

DIVIDENDS

     The Trust intends to declare as dividends substantially all of the net investment income, if any, of each portfolio. For dividend purposes, net investment income of each portfolio except the Money Market Trust will consist of all payments of dividends (other than stock dividends) or interest received by such portfolio less the estimated expenses of such portfolio (including fees payable to the Adviser) and for the Money Market Trust it will consist of the interest income earned on investments, plus or minus amortized purchase discount or premium, plus or minus realized gains and losses, less estimated expenses. Dividends from the net investment income and the net realized short-term and long-term capital gains, if any, for each portfolio except the Money Market Trust will be declared not less frequently than annually and reinvested in additional full and fractional shares of that portfolio or paid in cash. Dividends from net investment income and net realized short-term and long-term capital gains, if any, for the Money Market Trust will be declared and reinvested, or paid in cash, daily.

PURCHASE AND REDEMPTION OF SHARES

     Shares of the Trust are offered continuously, without sales charge, at prices equal to the respective net asset values of the portfolio. The Trust sells its shares directly without the use of any underwriter. Shares of the Trust are sold and redeemed at their net asset value next computed after a purchase payment or redemption request is received by Security Life from the contract owner or after any other purchase or redemption order is received by the Trust. Depending upon the net asset values at that time, the amount paid upon redemption may be more or less than the cost of the shares redeemed. Payment for shares redeemed will be made as soon as possible, but in any event within seven days after receipt of a request for redemption.

     The net asset value of the shares of each portfolio is determined once daily as of the close of regularly scheduled trading of the New York Stock Exchange, Monday through Friday, except that no determination is required on
(i) days on which changes in the value of such portfolio's portfolio securities will not materially affect the current net asset value of the shares of the portfolio, (ii) days during which no shares of such portfolio are tendered for redemption and no order to purchase or sell such shares is received by the Trust, or (iii) the following business holidays or the days on which such holidays are observed by the New York Stock Exchange: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Generally, trading in non-U.S.

securities, as well as U.S. Government securities and money market instruments, is substantially completed each day at various times prior to the close of regularly scheduled trading of the New York Stock Exchange. The values of such securities used in computing the net asset value of a portfolio's shares are generally determined as of such times. Occasionally, events which affect the values of such securities may occur between the times at which they are generally determined and the close of the New York Stock Exchange and would therefore not be reflected in the computation of a portfolio's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by the subadvisers under procedures established and regularly reviewed by the Trustees.

     The net asset values per share of all portfolios other than the Money Market Trust are computed by adding the sum of the value of the securities held by each portfolio plus any cash or other assets it holds, subtracting all its liabilities, and dividing the result by the total number of shares outstanding of that portfolio at such time. Securities held by each of the portfolios other than the Money Market Trust, except for money market instruments with remaining maturities of 60 days or less, are valued at their market value if market quotations are readily available. Otherwise, such securities are valued at fair value as determined in good faith by the Trustees although the actual calculations may be made by persons acting pursuant to the direction of the Trustees.

     All instruments held by the Money Market Trust and money market instruments with a remaining maturity of 60 days or less held by the other portfolios are valued on an amortized cost basis.

CUSTODIAN


State Street Bank and Trust Company, ("State Street") 225 Franklin Street, Boston, Massachusetts 02110, currently acts as custodian and bookkeeping agent of all the Trust assets. State Street has selected various banks and trust companies in foreign countries to maintain custody of certain foreign securities. State Street is authorized to use the facilities of the Depository Trust Company, the Participants Trust Company and the book-entry system of the Federal Reserve Banks.




                                   APPENDIX I

DEBT SECURITY RATINGS

STANDARD & POOR'S RATINGS GROUP ("S&P")

Commercial Paper:

A-1 The rating A-1 is the highest rating assigned by S&P to commercial paper. This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong.
            Those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign designation.

A-2 Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high for issuers designated "A-1".


Bonds:

AAA Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.


BB-B-CCC-CC Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D Bonds rated D are in default. The D category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired. The D rating is also used upon the filing of a bankruptcy petition if debt service payments are jeopardized.


The ratings set forth above may be modified by the addition of a plus or minus to show relative standing within the major rating categories.


MOODY'S INVESTORS SERVICE, INC. ("MOODY'S")

Commercial Paper:

P-1 The rating P-1 is the highest commercial paper rating assigned by Moody's. Issuers rated P-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations.
       P-1 repayment capacity will normally be evidenced by the following characteristics: (1) leading market positions in established industries; (2) high rates of return on funds employed; (3) conservative capitalization structures with moderate reliance on debt and ample asset protection; (4) broad margins in earnings coverage of fixed financial charges and high internal cash generation; and (5) well established access to a range of financial markets and assured sources of alternate liquidity.

P-2 Issuers rated P-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

Bonds:

Aaa Bonds which are rated Aaa by Moody's are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa by Moody's are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

A Bonds which are rated A by Moody's possess many favorable investment attributes and are to be considered as upper medium grade obligations.
       Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa Bonds which are rated Baa by Moody's are considered as medium grade obligations, that is, they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

B Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance and other terms of the contract over any long period of time may be small.

Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds which are rated Ca represent obligations which are speculative in high degree. Such issues are often in default or have other marked shortcomings.

C Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Moody's applies numerical modifiers "1", "2" and "3" to certain of its rating classifications. The modifier "1" indicates that the security ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates that the issue ranks in the lower end of its generic rating category.

                                  APPENDIX II

STRATEGIC BOND TRUST DEBT RATING

     The average distribution of investments in corporate and government bonds by ratings for the fiscal year ended December 31, 1994, calculated monthly on a dollar-weighted basis, for the Strategic Bond Trust, are as follows:



                                             UNRATED BUT OF
    MOODY'S     STANDARD & POOR'S         COMPARABLE QUALITY      PERCENTAGE*
    -------------------------------------------------------------------------
    Aaa                 AAA                     16%                     0%
    Aa                  AA                       0%                     0%
    A                   A                        0%                     0%
    Baa                 BBB                      0%                     4%
    Ba                  BB                       7%                     5%
    B                   B                        6%                    33%
    Caa                 CCC                      0%                     2%
    Ca                  CC                       0%                     0%
    C                   C                        0%                     0%
    D                                            0%                     0%




Unrated as a Group                                                     29%
U.S. Government Securities*                                            27%
                                                                     -----
                                                                      100%


     The actual distribution of the Strategic Bond Trust's corporate and government bond investments by ratings on any given date will vary. In addition, the distribution of the Trust's investments by ratings as set forth above should not be considered as representative of the Trust's future portfolio composition.

* Obligations issued or guaranteed by the U.S. Government or its agencies, authorities or instrumentalities.




     The average distribution of investments in corporate and government bonds by ratings for the fiscal year ended December 31, 1995, calculated monthly on a dollar-weighted basis, for the Strategic Bond Trust, are as follows:






                                             UNRATED BUT OF
    MOODY'S     STANDARD & POOR'S         COMPARABLE QUALITY      PERCENTAGE*
    -------------------------------------------------------------------------
    Aaa                 AAA                      %                      %
    Aa                  AA                       %                      %
    A                   A                        %                      %
    Baa                 BBB                      %                      %
    Ba                  BB                       %                      %
    B                   B                        %                      %
    Caa                 CCC                      %                      %
    Ca                  CC                       %                      %
    C                   C                        %                      %
    D                   %                        %




Unrated as a Group                                                     %
U.S. Government Securities*                                            %
                                                                     -----
                                                                       %


     The actual distribution of the Strategic Bond Trust's corporate and government bond investments by ratings on any given date will vary. In addition, the distribution of the Trust's investments by ratings as set forth above should not be considered as representative of the Trust's future portfolio composition.



* Obligations issued or guaranteed by the U.S. Government or its agencies, authorities or instrumentalities.



INVESTMENT QUALITY BOND TRUST DEBT RATINGS



     The average distribution of investments in corporate and government bonds by ratings for the fiscal year ended December 31, 1995, calculated monthly on a dollar-weighted basis, for the Investment Quality Bond Trust, are as follows:





                                             UNRATED BUT OF
    MOODY'S     STANDARD & POOR'S         COMPARABLE QUALITY      PERCENTAGE*
    Aaa                 AAA                      %                      %
    Aa                  AA                       %                      %
    A                   A                        %                      %
    Baa                 BBB                      %                      %
    Ba                  BB                       %                      %
    B                   B                        %                      %
    Caa                 CCC                      %                      %
    Ca                  CC                       %                      %
    C                   C                        %                      %
    D                   %                        %




Unrated as a Group                                                      %
U.S. Government Securities*                                             %
                                                                     -----
                                                                        %




     The actual distribution of the Investment Quality Bond Trust's corporate and government bond investments by ratings on any given date will vary. In addition, the distribution of the Trust's investments by ratings as set forth above should not be considered as representative of the Trust's future portfolio composition.


* Obligations issued or guaranteed by the U.S. Government or its agencies, authorities or instrumentalities.


                                   PART B

--------------------------------------------------------------------------------
                      STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------



                               NASL SERIES TRUST
                                 (the "Trust")





        This Statement of Additional Information is not a prospectus but should be read in conjunction with the Trust's Prospectus dated February __, 1996 which may be obtained from NASL Series Trust, 116 Huntington Avenue, Boston, Massachusetts, 02116.






  The date of this Statement of Additional Information is February __, 1996.

                               TABLE OF CONTENTS


INVESTMENT POLICIES ..........................................................................          3
      Money Market Instruments ...............................................................          4
      Other Instruments ......................................................................
HEDGING AND OTHER STRATEGIC TRANSACTIONS .....................................................
      General Characteristics of Options .....................................................
      General Characteristics of Futures Contracts and Options on Futures Contracts...........
      Options on Securities Indices and Other Financial Indices...............................
      Currency Transactions...................................................................
      Combined Transactions...................................................................
      Swaps, Caps, Floors and Collars.........................................................
      Eurodollar Instruments..................................................................
      Risk Factors............................................................................
      Risks of Hedging and Other Strategic Transactions Outside the United States.............
      Use of Segregated and Other Special Accounts............................................
      Other Limitations.......................................................................
INVESTMENT RESTRICTIONS ......................................................................
      Fundamental.............................................................................
      Nonfundamental..........................................................................
PORTFOLIO TURNOVER ...........................................................................
MANAGEMENT OF THE TRUST ......................................................................
      Compensation of Trustees ...............................................................
INVESTMENT MANAGEMENT ARRANGEMENTS ...........................................................
      The Advisory Agreement .................................................................
      The Subadvisory Agreements .............................................................
      Agreement With Prior Subadviser.........................................................
PORTFOLIO BROKERAGE ..........................................................................
PURCHASE AND REDEMPTION OF SHARES ............................................................
DETERMINATION OF NET ASSET VALUE .............................................................
PERFORMANCE DATA .............................................................................
ORGANIZATION OF THE TRUST ....................................................................
      Shares of the Trust ....................................................................
      Principal Holders of Securities ........................................................
REPORTS TO SHAREHOLDERS ......................................................................
INDEPENDENT ACCOUNTANTS ......................................................................
LEGAL COUNSEL ................................................................................
FINANCIAL STATEMENTS .........................................................................

INVESTMENT POLICIES

     The following discussion supplements the Trust's "Investment Objectives and Policies" set forth in the Prospectus.

MONEY MARKET INSTRUMENTS

     The Money Market Trust will be invested in the types of money market instruments described below. Certain of the instruments listed below may also be purchased by the other portfolios in accordance with their investment policies and all portfolios may purchase such instruments to invest otherwise idle cash or for defensive purposes, except that the U.S. Government Securities Trust may not invest in the instruments described in 2. below.

     1. U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS. Government obligations are debt securities issued or guaranteed as to principal or interest by the U.S. Treasury. These securities include treasury bills, notes and bonds. U.S. Government agency obligations are debt securities issued or guaranteed as to principal or interest by an agency or instrumentality of the U.S. Government pursuant to authority granted by Congress. U.S. Government agency obligations include, but are not limited to, the Student Loan Marketing Association, Federal Home Loan Banks, Federal Intermediate Credit Banks and the Federal National Mortgage Association. U.S. instrumentality obligations include, but are not limited to, the Export-Import Bank and Farmers Home Administration. Some obligations issued or guaranteed by U.S. Government agencies or instrumentalities are supported by the right of the issuer to borrow from the U.S. Treasury or the Federal Reserve Banks, such as those issued by Federal Intermediate Credit Banks; others, such as those issued by the Federal National Mortgage Association, by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others, such as those issued by the Student Loan Marketing Association, only by the credit of the agency or instrumentality. There are also separately traded interest components of securities issued or guaranteed by the United States Treasury. No assurance can be given that the U.S. Government will provide financial support to such U.S. Government sponsored agencies or instrumentalities in the future, since it is not obligated to do so by law. The foregoing types of instruments are hereafter collectively referred to as "U.S. Government securities."

     2. CANADIAN AND PROVINCIAL GOVERNMENT AND CROWN AGENCY Obligations. Canadian Government obligations are debt securities issued or guaranteed as to principal or interest by the Government of Canada pursuant to authority granted by the Parliament of Canada and approved by the Governor in Council, where necessary. These securities include treasury bills, notes, bonds, debentures and marketable Government of Canada loans. Canadian Crown agency obligations are debt securities issued or guaranteed by a Crown corporation, company or agency ("Crown agencies") pursuant to authority granted by the Parliament of Canada and approved by the Governor in Council, where necessary. Certain Crown agencies are by statute agents of Her Majesty in right of Canada, and their obligations, when properly authorized, constitute direct obligations of the Government of Canada. Such obligations include, but are not limited to, those issued or guaranteed by the Export Development Corporation, Farm Credit Corporation, Federal Business Development Bank and Canada Post Corporation. In addition, certain Crown agencies which are not by law agents of Her Majesty may issue obligations which by statute the Governor in Council may authorize the Minister of Finance to guarantee on behalf of the Government of Canada. Other Crown agencies which are not by law agents of Her Majesty may issue or guarantee obligations not entitled to be guaranteed by the Government of Canada. No assurance can be given that the Government of Canada will support the obligations of Crown agencies which are not agents of Her Majesty, which it has not guaranteed, since it is not obligated to do so by law.

     Provincial Government obligations are debt securities issued or guaranteed as to principal or interest by the government of any province of Canada pursuant to authority granted by the Legislature of any such province and approved by the Lieutenant Governor in Council of any such province, where necessary. These securities include treasury bills, notes, bonds and debentures. Provincial Crown agency obligations are debt securities issued or guaranteed by a provincial Crown corporation, company or agency ("provincial Crown agencies") pursuant to authority granted by a provincial Legislature and approved by the Lieutenant Governor in Council of such province, where necessary. Certain provincial Crown agencies are by statute agents of Her Majesty in right of a particular province of Canada, and their obligations, when properly authorized, constitute direct obligations of such province. Other provincial Crown agencies which are not by law agents of Her Majesty in right of a particular province of Canada may issue obligations which by statute the Lieutenant Governor in Council of such province may guarantee, or may authorize the Treasurer thereof to guarantee, on behalf of the government of such province. Finally, other provincial Crown agencies which are not by law agencies of Her Majesty may issue or guarantee obligations not entitled to be guaranteed by a provincial government. No assurance can be given that the government of any province of Canada will support the obligations of provincial Crown agencies which are not agents of Her Majesty, which it has not guaranteed, as it is not obligated to do so by law. Provin cial Crown agency obligations described above include, but are not limited to, those issued or guaranteed by a provincial railway corporation, a provincial hydroelectric or power commission or authority, a provincial municipal financing corporation or agency and a provincial telephone commission or authority.

     Any Canadian obligation acquired by the Money Market Trust will be payable in U.S. dollars.

     3. CERTIFICATES OF DEPOSIT AND BANKERS' ACCEPTANCES. Certificates of deposit are certificates issued against funds deposited in a bank or a savings and loan. They are for a definite period of time and earn a specified rate of return. Bankers' acceptances are short-term credit instruments evidencing the obligation of a bank to pay a draft which has been drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. They are primarily used to finance the import, export, transfer or storage of goods. They are termed "accepted" when a bank guarantees their payment at maturity.

     Trust portfolios may acquire obligations of foreign banks and foreign branches of U.S. banks. These obligations are not insured by the Federal Deposit Insurance Corporation.

     4. COMMERCIAL PAPER. Commercial paper consists of unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is issued in bearer form with maturities generally not exceeding nine months. Commercial paper obligations may include variable amount master demand notes. Variable amount master demand notes are obligations that permit the investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements between a portfolio, as lender, and the borrower. These notes permit daily changes in the amounts borrowed. The portfolio has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount, and the borrower may prepay up to the full amount of the note without penalty. Because variable amount master demand notes are direct lending arrangements between the lender and borrower, it is not generally contemplated that such instruments will be traded, and there is no secondary market for these notes, although they are redeemable (and thus immediately repayable by the borrower) at face value, plus accrued interest, at any time. A portfolio will only invest in variable amount master demand notes issued by companies which at the date of investment have an outstanding debt issue rated "Aaa" or "Aa" by Moody's or "AAA" or "AA" by S&P and which the applicable Subadviser has determined present minimal risk of loss to the portfolio. A Subadviser will look generally at the financial strength of the issuing company as "backing" for the note and not to any security interest or supplemental source such as a bank letter of credit. A master demand note will be valued each day a portfolio's net asset value is determined, which value will generally be equal to the face value of the note plus accrued interest unless the financial position of the issuer is such that its ability to repay the note when due is in question.

     5. CORPORATE OBLIGATIONS. Corporate obligations include bonds and notes issued by corporations to finance long-term credit needs.

     6. REPURCHASE AGREEMENTS. Repurchase agreements are arrangements involving the purchase of obligations by a portfolio and the simultaneous agreement to resell the same obligations on demand or at a specified future date and at an agreed upon price. A repurchase agreement can be viewed as a loan made by a portfolio to the seller of the obligation with such obligation serving as collateral for the seller's agreement to repay the amount borrowed with interest. Such transactions afford an opportunity for a portfolio to earn a return on cash which is only temporarily available. Repurchase agreements entered into by the portfolio will be with banks, brokers or dealers. However, a portfolio will enter into a repurchase agreement with a broker or dealer only if the broker or dealer agrees to deposit additional collateral should the value of the obligation purchased by the portfolio decrease below the resale price.

     In selecting sellers with whom the portfolio will enter into repurchase transactions, the Trustees have adopted procedures that establish certain credit worthiness, asset and collateralization requirements and limit the counterparties to repurchase transactions to those financial institutions which are members of the Federal Reserve System and for a primary government securities dealer reporting to the Federal Reserve Bank of New York's Market Reports Division or a broker/dealer which meet certain credit worthiness criteria or which report U.S. Government securities positions to the Federal Reserve Board. However, the Trustees reserve the right to change the criteria used to select such financial institutions and broker/dealers. The Trustees will regularly monitor the use of repurchase agreements and the Subadviser will, pursuant to procedures adopted by the Trustees, continuously monitor that the collateral held with respect to a repurchase transaction equals or exceeds the amount of the obligations.

     Should an issuer of a repurchase agreement fail to repurchase the underlying obligation, the loss to the portfolio, if any, would be the difference between the repurchase price and the underlying obligation's market value. A portfolio might also incur certain costs in liquidating the underlying obligation. Moreover, if bankruptcy or other insolvency proceedings should be commenced with respect to the seller, realization upon the underlying obligation by the Trust might be delayed or limited. Generally, repurchase agreements are of a short duration, often less than one week but on occasion for longer periods.

OTHER INSTRUMENTS


     The following provides a more detailed explanation of some of the other instruments in which the International Small Cap, Value Equity, Strategic Bond, International Growth and Income, U.S. Government Securities, Investment Quality Bond and Automatic Asset Allocation Trusts may invest.


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1. MORTGAGE SECURITIES

     Mortgage securities differ from conventional bonds in that principal is paid over the life of the securities rather than at maturity. As a result, a portfolio receives monthly scheduled payments of principal and interest, and may receive unscheduled principal payments representing prepayments on the underlying mortgages. When a portfolio reinvests the payments and any unscheduled prepayments of principal it receives, it may receive a rate of interest which is higher or lower than the rate on the existing mortgage securities. For this reason, mortgage securities may be less effective than other types of debt securities as a means of locking in long term interest rates.

     In addition, because the underlying mortgage loans and assets may be prepaid at any time, if a portfolio purchases mortgage securities at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity. Conversely, if a portfolio purchases these securities at a discount, faster than expected prepayments will increase, while slower than expected payments will reduce, yield to maturity.

     Adjustable rate mortgage securities, are similar to the mortgage securities discussed above, except that unlike fixed rate mortgage securities, adjustable rate mortgage securities are collateralized by or represent interests in mortgage loans with variable rates of interest. These variable rates of interest reset periodically to align themselves with market rates. Most adjustable rate mortgage securities provide for an initial mortgage rate that is in effect for a fixed period, typically ranging from three to twelve months. Thereafter, the mortgage interest rate will reset periodically in accordance with movements in a specified published interest rate index. The amount of interest due to an adjustable rate mortgage holder is determined in accordance with movements in a specified published interest rate index by adding a pre-determined increment or "margin" to the specified interest rate index. Many adjustable rate mortgage securities reset their interest rates based on changes in the one-year, three-year and five-year constant maturity Treasury rates, the three-month or six-month Treasury Bill rate, the 11th District Federal Home Loan Bank Cost of Funds, the National Median Cost of Funds, the one-month, three-month, six-month or one-year London Interbank Offered Rate ("LIBOR") and other market rates.

     A portfolio will not benefit from increases in interest rates to the extent that interest rates rise to the point where they cause the current coupon of adjustable rate mortgages held as investments to exceed any maximum allowable annual or lifetime reset limits (or "cap rates") for a particular mortgage. In this event, the value of the mortgage securities in a portfolio would likely decrease. Also, the portfolio's net asset value could vary to the extent that current yields on adjustable rate mortgage securities are different than market yields during interim periods between coupon reset dates. During periods of declining interest rates, income to a portfolio derived from adjustable rate mortgages which remain in a mortgage pool will decrease in contrast to the income on fixed rate mortgages, which will remain constant. Adjustable rate mortgages also have less potential for appreciation in value as interest rates decline than do fixed rate investments.

     Privately-Issued Mortgage Securities. Privately-issued pass through securities provide for the monthly principal and interest payments made by individual borrowers to pass through to investors on a corporate basis, and in privately issued collateralized mortgage obligations, as further described below. Privately-issued mortgage securities are issued by private originators of, or investors in, mortgage loans, including mortgage bankers, commercial banks, investment banks, savings and loan associations and special purpose subsidiaries of the foregoing. Since privately-issued mortgage certificates are not guaranteed by an entity having the credit status of GNMA or FHLMC, such securities generally are structured with one or more types of credit enhancement. For a description of the types of credit enhancements that may accompany privately-issued mortgage securities, see "Types of Credit Support" below. A portfolio will not limit its investments to asset-backed securities with credit enhancements.

     Collateralized Mortgage Obligations ("CMOs"). CMOs generally are bonds or certificates issued in multiple classes that are collateralized by or represent an interest in mortgages. CMOs may be issued by single-purpose, stand-alone finance subsidiaries or trusts of financial institutions, government agencies, investment banks or other similar institutions. Each class of CMOs, often referred to as a "tranche", may be issued with a specific fixed coupon rate (which may be zero) or a floating coupon rate, and has a stated maturity or final distribution date. Principal prepayments on the underlying mortgages may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrued on CMOs on a monthly, quarterly or semiannual basis. The principal of and interest on the underlying mortgages may be allocated among the several classes of a series of a CMO in many ways. The general goal sought to be achieved in allocating cash flows on the underlying mortgages to the various classes of a series of CMOs is to create tranches on which the expected cash flows have a higher degree of predictability than the underlying mortgages. As a general matter, the more predictable the cash flow is on a CMO tranche, the lower the anticipated yield will be on that tranche at the time of issuance. As part of the process of creating more predictable cash flows on most of the tranches in a series of CMOs, one or more tranches generally must be created that absorb most of the volatility in the cash flows on the underlying mortgages. The yields on these tranches are relatively higher than on tranches with more predictable cash flows. Because of the uncertainty of the cash flows on these tranches, and the sensitivity thereof to changes in prepayment rates on the underlying mortgages, the market prices of and yield on these tranches tend to be highly volatile.


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


     CMOs purchased may be:

      (1) collateralized by pools of mortgages in which each mortgage is guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. Government;

      (2) collateralized by pools of mortgages in which payment of principal and interest is guaranteed by the issuer and the guarantee is collateralized by U.S. Government securities; or

      (3) securities for which the proceeds of the issuance are invested in mortgage securities and payment of the principal and interest is supported by the credit of an agency or instrumentality of the U.S. Government.

     STRIPS. In addition to the U.S. Government securities discussed above, certain portfolios may invest in separately traded interest components of securities issued or guaranteed by the United States Treasury. The interest components of selected securities are traded independently under the Separate Trading of Registered Interest and Principal of Securities program ("STRIPS"). Under the STRIPS program, the interest components are individually numbered and separately issued by the United States Treasury at the request of depository financial institutions, which then trade the component parts independently.

     STRIPPED MORTGAGE SECURITIES. Stripped mortgage securities are derivative multiclass mortgage securities. Stripped mortgage securities may be issued by agencies or instrumentalities of the U.S. Government, or by private issuers, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Stripped mortgage securities have greater volatility than other types of mortgage securities in which the portfolio invests. Although stripped mortgage securities are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, the market for such securities has not yet been fully developed. Accordingly, stripped mortgage securities are generally illiquid and to such extent, together with any other illiquid investments, will not exceed 15% of a portfolio's net assets.

     Stripped mortgage securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class).
The yield to maturity on an IO class is extremely sensitive not only to changes in prevailing interest rates but also the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the portfolio's yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the portfolio may fail to fully recoup its initial investment in these securities even if the securities are rated AAA by S&P.

     As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. The value of the other mortgage securities described in this Prospectus, like other debt instruments, will tend to move in the opposite direction to interest rates. Accordingly, the Trust believes that investing in IOs, in conjunction with the other mortgage securities described herein, will contribute to a portfolio's relatively stable net asset value.

     In addition to the stripped mortgage securities described above, the Strategic Bond Trust may invest in similar securities such as Super POs and Levered IOs which are more volatile than POs IOs and IOettes. Risks associated with instruments such as Super POs are similar in nature to those risks related to investments in POs. Risks connected with Levered IOs and IOettes are similar in nature to those associated with IOs. The Strategic Bond Trust may also invest in other similar instruments developed in the future that are deemed consistent with the investment objectives, policies and restrictions of the portfolio.

     Under the Internal Revenue Code of 1986, as amended (the "Code"), POs may generate taxable income from the current accrual of original issue discount, without a corresponding distribution of cash to the portfolio. See "Additional Information Concerning Taxes."

     INVERSE FLOATERS. The Strategic Bond Trust may invest in inverse floaters which are also derivative mortgage securities. Inverse floaters may be issued by agencies or instrumentalities of the U.S. Government, or by private issuers, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Inverse floaters have greater volatility than other types of mortgage securities in which the portfolio invests (with the exception of stripped mortgage securities). Although inverse floaters are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, the market for such securities has not yet been fully developed. Accordingly, inverse floaters are generally illiquid and to such extent, together with any other illiquid investments, will not exceed 15% of a portfolio's net assets.

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

     Inverse floaters are structured as a class of security that receives distributions on a pool of mortgage assets and whose yields move in the opposite direction of short-term interest rates and at an accelerated rate. Inverse floaters may be volatile and there is a risk that their market value will vary from their amortized cost.

2.   ASSET-BACKED SECURITIES

     The securitization techniques used to develop mortgage securities are also being applied to a broad range of other assets. Through the use of trusts and special purpose corporations, automobile and credit card receivables are being securitized in pass-through structures similar to mortgage pass-through structures or in a pay-through structure similar to the CMO structure. Generally the issuers of asset-backed bonds, notes or pass-through certificates are special purpose entities and do not have any significant assets other than the receivables securing such obligations. In general, the collateral supporting asset-backed securities is of shorter maturity than mortgage loans. As a result, investment in these securities should result in greater price stability for the portfolio's shares. Instruments backed by pools of receivables are similar to mortgage-backed securities in that they are subject to unscheduled prepayments of principal prior to maturity. When the obligations are prepaid, the portfolio must reinvest the prepaid amounts in securities the yields of which reflect interest rates prevailing at the time. Therefore, a portfolio's ability to maintain a portfolio which includes high-yielding asset-backed securities will be adversely affected to the extent that prepayments of principal must be reinvested in securities which have lower yields than the prepaid obligations. Moreover, prepayments of securities purchased at a premium could result in a realized loss. A portfolio will only invest in asset-backed securities rated, at the time of purchase, AA or better by S&P or Aa or better by Moody's or which, in the opinion of the investment subadviser, are of comparable quality.

     As with mortgage securities, asset-backed securities are often backed by a pool of assets representing the obligation of a number of different parties and use similar credit enhancement techniques. For a description of the types of credit enhancement that may accompany privately-issued mortgage securities, see "Types of Credit Support" below. A portfolio will not limit its investments to asset-backed securities with credit enhancements. Although asset-backed securities are not generally traded on a national securities exchange, such securities are widely traded by brokers and dealers, and to such extent will not be considered illiquid securities for the purposes of the investment restriction under "Investment Restrictions" below.

     TYPES OF CREDIT SUPPORT. Mortgage securities and asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failure by obligors on underlying assets to make payments, such securities may contain elements of credit support. Such credit support falls into two categories: (i) liquidity protection and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the pass-through of payments due on the underlying pool occurs in a timely fashion. Protection against losses resulting from ultimate default enhances the likelihood of ultimate payment of the obligations on at least a portion of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

     The ratings of mortgage securities and asset-backed securities for which third-party credit enhancement provides liquidity protection or protection against losses from default are generally dependent upon the continued creditworthiness of the provider of the credit enhancement. The ratings of such securities could be subject to reduction in the event of deterioration in the creditworthiness of the credit enhancement provider even in cases where the delinquency and loss experience on the underlying pool of assets is better than expected.

     Examples of credit support arising out of the structure of the transaction include "senior-subordinated securities" (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class), creation of "reserve funds" (where cash or investments sometimes funded from a portion of the payments on the underlying assets, are held in reserve against future losses) and "over-collateralization" (where the scheduled payments on, or the principal amount of, the underlying assets exceed those required to make payment of the securities and pay any servicing or other fees). The degree of credit support provided for each issue is generally based on historical information with respect to the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that which is anticipated could adversely affect the return on an investment in such security.


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3.   ZERO COUPON SECURITIES AND PAY-IN-KIND BONDS

     Zero coupon securities and pay-in-kind bonds involve special risk considerations. Zero coupon securities are debt securities that pay no cash income but are sold at substantial discounts from their value at maturity.
When a zero coupon security is held to maturity, its entire return, which consists of the amortization of discount, comes from the difference between its purchase price and its maturity value. This difference is known at the time of purchase, so that investors holding zero coupon securities until maturity know at the time of their investment what the return on their investment will be. Certain zero coupon securities also are sold at substantial discounts from their maturity value and provide for the commencement of regular interest payments at a deferred date. The portfolios also may purchase pay-in-kind bonds. Pay-in-kind bonds are bonds that pay all or a portion of their interest in the form of debt or equity securities.

     Zero coupon securities and pay-in-kind bonds tend to be subject to greater price fluctuations in response to changes in interest rates than are ordinary interest-paying debt securities with similar maturities. The value of zero coupon securities appreciates more during periods of declining interest rates and depreciates more during periods of rising interest rates.

     Zero coupon securities and pay-in-kind bonds may be issued by a wide variety of corporate and governmental issuers. Although zero coupon securities and pay-in-kind bonds are generally not traded on a national securities exchange, such securities are widely traded by brokers and dealers and, to such extent, will not be considered illiquid for the purposes of the investment restriction under "Investment Restrictions" below.

     Current federal income tax law requires the holder of a zero coupon security or certain pay-in-kind bonds to accrue income with respect to these securities prior to the receipt of cash payments. To maintain its qualification as a regulated investment company and avoid liability for federal income and excise taxes, a portfolio may be required to distribute income accrued with respect to these securities and may have to dispose of portfolio securities under disadvantageous circumstances in order to generate cash to satisfy these distribution requirements. See "Taxes--Pay-in-kind Bonds and Zero Coupon Bonds" below.

4.  HIGH YIELD (HIGH RISK) DOMESTIC CORPORATE DEBT SECURITIES

     The market for high yield U.S. corporate debt securities has undergone significant changes in the past decade. Issuers in the U.S. high yield market originally consisted primarily of growing small capitalization companies and larger capitalization companies whose credit quality had declined from investment grade. During the mid-1980's, participants in the U.S. high yield market issued high yield securities principally in connection with leveraged buyouts and other leveraged recapitalizations. In late 1989 and 1990, the volume of new issues of high yield U.S. corporate debt declined significantly and liquidity in the market decreased. Since early 1991, the volume of new issues of high yield U.S. corporate debt securities has increased substantially and secondary market liquidity has improved. During the same periods, the U.S. high yield debt market exhibited strong returns, and it continues to be an attractive market in terms of yield and yield spread over U.S. Treasury securities. Currently, most new offerings of U.S. high yield securities are being issued to refinance higher coupon debt and to raise funds for general corporate purposes.


     High yield U.S. corporate debt securities in which the portfolios may invest include bonds, debentures, notes and commercial paper and will generally be unsecured. Most of these debt securities will bear interest at fixed rates. However, the portfolios may also invest in debt securities with variable rates of interest or which involve equity features, such as contingent interest or participations based on revenues, sales or profits (i.e., interest or other payments, often in addition to a fixed rate of return, that are based on the borrower's attainment of specified levels of revenues, sales or profits and thus enable the holder of the security to share in the potential success of the venture).


5.  HIGH YIELD FOREIGN SOVEREIGN DEBT SECURITIES


     The International Small Cap, Strategic Bond and Investment Quality Bond Trusts expect that a significant portion of their emerging market governmental debt obligations will consist of "Brady Bonds." In addition, the Moderate and Aggressive Asset Allocation Trusts may also invest in Brady Bonds. Brady Bonds are debt securities issued under the framework of the "Brady Plan," an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external commercial bank indebtedness. The Brady Plan framework, as it has developed, contemplates the exchange of external commercial bank debt for newly issued bonds (Brady Bonds). Brady Bonds may also be issued in respect of new money being advanced by existing lenders in connection with the debt restructuring. Investors should recognize that Brady Bonds have been issued only recently, and accordingly do not have a long payment history. Brady Bonds issued to date generally have maturities of between 15 and 30 years from the date of issuance
and have traded at a deep discount from their face value.   The Trusts may
invest in Brady Bonds of emerging market countries that have been issued to date, as well as those which may be issued in the future. In addition to Brady Bonds, the Trusts may invest in emerging market governmental obligations issued as a result of debt restructuring agreements outside of the scope of the Brady Plan.


     Agreements implemented under the Brady Plan to date are designed to achieve debt and debt-service reduction through specific options negotiated by a debtor nation with its creditors. As a result, the financial packages offered by each country differ. The types of options have included the exchange of outstanding commercial bank debt for bonds issued at 100% of face value of such debt which carry a below-market stated rate of interest (generally known as par bonds), bonds issued at a discount from face value of such debt (generally known as discount bonds), bonds bearing an interest rate which increases over time and bonds issued in exchange for the advancement of new money by existing lenders. Discount bonds issued to date under the framework of the Brady Plan have generally borne interest computed semi-annually at a rate equal to 13/16 of one percent above the current six month LIBOR rate. Regardless of the stated face amount and stated interest rate of the various types of Brady Bonds, the Trusts will purchase Brady Bonds in secondary markets, as described below, in which the price and yield to the investor reflect market conditions at the time of purchase. Brady Bonds issued to date have traded at a deep discount from their face value. Certain sovereign bonds are entitled to "value recovery payments" in certain circumstances, which in effect constitute supplemental interest payments but generally are not collateralized. Certain Brady Bonds have been collateralized as to principal due at maturity (typically 15 to 30 years from the date of issuance) by U.S. Treasury zero coupon bonds with a maturity equal to the final maturity of such Brady Bonds, although the collateral is not available to investors until the final maturity of the Brady Bonds. Collateral purchases are financed by the International Monetary Fund (the "IMF"), the World Bank and the debtor nations' reserves. In addition, interest payments on certain types of Brady Bonds may be collateralized by cash or high-grade securities in amounts that typically represent between 12 and 18 months of interest accruals on these instruments with the balance of the interest accruals being uncollateralized. The Trusts may purchase Brady Bonds with no or limited collateralization, and will be relying for payment of interest and (except in the case of principal collateralized Brady Bonds) principal primarily on the willingness and ability of the foreign government to make payment in accordance with the terms of the Brady Bonds. Brady Bonds issued to date are purchased and sold in secondary markets through U.S. securities dealers and other financial institutions and are generally maintained through European transactional securities depositories. A substantial portion of the Brady Bonds and other sovereign debt securities in which the portfolios invest are likely to be acquired at a discount.


HEDGING AND OTHER STRATEGIC TRANSACTIONS

     As described in the Prospectus under "Hedging and Other Strategic Transactions", an individual portfolio may be authorized to use a variety of investment strategies. These strategies will be used for hedging purposes only, including hedging various market risks (such as interest rates, currency exchange rates and broad or specific market movements), and managing the effective maturity or duration of debt instruments held by the portfolio (such investment strategies and transactions are referred to herein as "Hedging and Other Strategic Transactions"). The description in this Prospectus of each portfolio indicates which, if any, of these types of transactions may be used by the portfolio.

     A detailed discussion of Hedging and Other Strategic Transactions follows below. No portfolio which is authorized to use any of these investment strategies will be obligated, however, to pursue any of such strategies and no portfolio makes any representation as to the availability of these techniques at this time or at any time in the future. In addition, a portfolio's ability to pursue certain of these strategies may be limited by the Commodity Exchange Act, as amended, applicable rules and regulations of the CFTC thereunder and the federal income tax requirements applicable to regulated investment companies which are not operated as commodity pools.

GENERAL CHARACTERISTICS OF OPTIONS

     Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold. Thus, the following general discussion relates to each of the particular types of options discussed in greater detail below. In addition, many Hedging and Other Strategic Transactions involving options require segregation of portfolio assets in special accounts, as described below under "Use of Segregated and Other Special Accounts."

     A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer the obligation to buy, the underlying security, commodity, index, currency or other instrument at the exercise price. A portfolio's purchase of a put option on a security, for example, might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value of such instrument by giving the portfolio the right to sell the instrument at the option exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price. A portfolio's purchase of a call option on a security, financial futures contract, index, currency or other instrument might be intended to protect the portfolio against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase the instrument. An "American" style put or call option may be exercised at any time during the option period, whereas a "European" style put or call option may be exercised only upon expiration or during a fixed period prior to expiration. Exchange-listed options are issued by a regulated intermediary such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to the options.
The discussion below uses the OCC as an example, but is also applicable to other similar financial intermediaries.

     OCC-issued and exchange-listed options, with certain exceptions, generally settle by physical delivery of the underlying security or currency, although in the future, cash settlement may become available. Index options and Eurodollar instruments (which are described below under "Eurodollar Instruments") are cash settled for the net amount, if any, by which the option is "in-the-money" (that is, the amount by which the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

     A portfolio's ability to close out its position as a purchaser or seller of an OCC-issued or exchange-listed put or call option is dependent, in part, upon the liquidity of the particular option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (1) insufficient trading interest in certain options, (2) restrictions on transactions imposed by an exchange, (3) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities, including reaching daily price limits, (4) interruption of the normal operations of the OCC or an exchange, (5) inadequacy of the facilities of an exchange or the OCC to handle current trading volume or (6) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although any such outstanding options on that exchange would continue to be exercisable in accordance with their terms.

     The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that would not be reflected in the corresponding option markets.

     Over-the-counter ("OTC") options are purchased from or sold to securities dealers, financial institutions or other parties (collectively referred to as "Counterparties" and individually referred to as a "Counterparty") through direct bilateral agreement with the Counterparty. In contrast to exchange-listed options, which generally have standardized terms and performance mechanics, all of the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guaranties and security, are determined by negotiation of the parties. It is anticipated that any portfolio authorized to use OTC options will generally only enter into OTC options that have cash settlement provisions, although it will not be required to do so.

     Unless the parties provide for it, no central clearing or guaranty function is involved in an OTC option. As a result, if a Counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC option it has entered into with a portfolio or fails to make a cash settlement payment due in accordance with the terms of that option, the portfolio will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Thus, the subadviser must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC option will be met. A portfolio will enter into OTC option transactions only with U.S. Government securities dealers recognized by the Federal Reserve Bank of New York as "primary dealers," or broker-dealers, domestic or foreign banks, or other financial institutions that are deemed creditworthy by the subadviser. In the absence of a change in the current position of the staff of the Commission, OTC options purchased by a portfolio and the amount of the portfolio's obligation pursuant to an OTC option sold by the portfolio (the cost of the sell-back plus the in-the-money amount, if any) or the value of the assets held to cover such options will be deemed illiquid.

     If a portfolio sells a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments held by the portfolio or will increase the portfolio's income. Similarly, the sale of put options can also provide portfolio gains.

     If and to the extent authorized to do so, a portfolio may purchase and sell call options on securities and on Eurodollar instruments that are traded on U.S. and foreign securities exchanges and in the OTC markets, and on securities indices, currencies and futures contracts. All calls sold by a portfolio must be "covered" (that is, the portfolio must own the securities or futures contract subject to the call) or must otherwise meet the asset segregation requirements described below for so long as the call is outstanding. Even though a portfolio will receive the option premium to help protect it against loss, a call sold by the portfolio will expose the portfolio during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may require the portfolio to hold a security or instrument that it might otherwise have sold.

     Each portfolio reserves the right to invest in options on instruments and indices which may be developed in the future to the extent consistent with applicable law, the portfolio's investment objective and the restrictions set forth herein.

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

     If and to the extent authorized to do so, a portfolio may purchase and sell put options on securities (whether or not it holds the securities in its portfolio) and on securities indices, currencies and futures contracts. A portfolio will not sell put options if, as a result, more than 50% of the portfolio's assets would be required to be segregated to cover its potential obligations under put options other than those with respect to futures contracts. In selling put options, a portfolio faces the risk that it may be required to buy the underlying security at a disadvantageous price above the market price.

GENERAL CHARACTERISTICS OF FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

     If and to the extent authorized to do so, a portfolio may trade financial futures contracts or purchase or sell put and call options on those contracts as a hedge against anticipated interest rate, currency or market changes, for duration management and for risk management purposes. Futures contracts are generally bought and sold on the commodities exchanges on which they are listed with payment of initial and variation margin as described below. The sale of a futures contract creates a firm obligation by a portfolio, as seller, to deliver to the buyer the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to certain instruments, the net cash amount). Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract and obligates the seller to deliver that position.

     A portfolio's use of financial futures contracts and options thereon will in all cases be consistent with applicable regulatory requirements and in particular the rules and regulations of the CFTC and will be entered into only for bona fide hedging, risk management (including duration management) or other appropriate portfolio management purposes. Maintaining a futures contract or selling an option on a futures contract will typically require a portfolio to deposit with a financial intermediary, as security for its obligations, an amount of cash or other specified assets ("initial margin") that initially is from 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets ("variation margin") may be required to be deposited thereafter daily as the mark-to-market value of the futures contract fluctuates. The purchase of an option on a financial futures contract involves payment of a premium for the option without any further obligation on the part of a portfolio. If a portfolio exercises an option on a futures contract it will be obligated to post initial margin (and potentially variation margin) for the resulting futures position just as it would for any futures position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction, but no assurance can be given that a position can be offset prior to settlement or that delivery will occur.

     No portfolio will enter into a futures contract or option thereon if, immediately thereafter, the sum of the amount of its initial margin and premiums on open futures contracts and options thereon would exceed 5% of the current fair market value of the portfolio's total assets; however, in the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in calculating the 5% limitation. The value of all futures contracts sold by a portfolio (adjusted for the historical volatility relationship between such portfolio and the contracts) will not exceed the total market value of the portfolio's securities. The segregation requirements with respect to futures contracts and options thereon are described below under "Use of Segregated and Other Special Accounts".

OPTIONS ON SECURITIES INDICES AND OTHER FINANCIAL INDICES

     If and to the extent authorized to do so, a portfolio may purchase and sell call and put options on securities indices and other financial indices.
In so doing, the portfolio can achieve many of the same objectives it would achieve through the sale or purchase of options on individual securities or other instruments. Options on securities indices and other financial indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, options on indices settle by cash settlement; that is, an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option (except if, in the case of an OTC option, physical delivery is specified). This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated, in return for the premium received, to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments comprising the market, market segment, industry or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case with respect to options on securities.

CURRENCY TRANSACTIONS

     If and to the extent authorized to do so, a portfolio may engage in currency transactions with Counterparties to hedge the value of portfolio securities denominated in particular currencies against fluctuations in relative value. Currency transactions include currency forward contracts, exchange-listed currency futures contracts and options thereon, exchange-listed and OTC options on currencies, and currency swaps. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap, which is described below under "Swaps, Caps, Floors and Collars". A portfolio may enter into currency transactions only with Counterparties that are deemed creditworthy by the subadviser.

     A portfolio's dealings in forward currency contracts and other currency transactions such as futures contracts, options, options on futures contracts and swaps will be limited to hedging and other non-speculative purposes, including transaction hedging and position hedging. Transaction hedging is entering into a currency transaction with respect to specific assets or liabilities of a portfolio, which will generally arise in connection with the purchase or sale of the portfolio's portfolio securities or the receipt of income from them. Position hedging is entering into a currency transaction with respect to portfolio securities positions denominated or generally quoted in that currency. A portfolio will not enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held by the portfolio that are denominated or generally quoted in or currently convertible into the currency, other than with respect to proxy hedging as described below.

     A portfolio may cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to increase or decline in value relative to other currencies to which the portfolio has or in which the portfolio expects to have exposure. To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of its securities, a portfolio may also engage in proxy hedging. Proxy hedging is often used when the currency to which a portfolio's holdings is exposed is difficult to hedge generally or difficult to hedge against the dollar. Proxy hedging entails entering into a forward contract to sell a currency, the changes in the value of which are generally considered to be linked to a currency or currencies in which some or all of a portfolio's securities are or are expected to be denominated, and to buy dollars. The amount of the contract would not exceed the market value of the portfolio's securities denominated in linked currencies.

     Currency transactions are subject to risks different from other portfolio transactions, as discussed below under "Risk Factors". If a portfolio enters into a currency hedging transaction, the portfolio will comply with the asset segregation requirements described below under "Use of Segregated and Other Special Accounts".

COMBINED TRANSACTIONS

     If and to the extent authorized to do so, a portfolio may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple currency transactions (including forward currency contracts), multiple interest rate transactions and any combination of futures, options, currency and interest rate transactions, instead of a single Hedging and Other Strategic Transaction, as part of a single or combined strategy when, in the judgment of the subadviser, it is in the best interests of the portfolio to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions will normally be entered into by a portfolio based on the subadviser's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase the risks or hinder achievement of the portfolio management objective.

SWAPS, CAPS, FLOORS AND COLLARS

     Among the Hedging and Other Strategic Transactions into which a portfolio may be authorized to enter are interest rate, currency and index swaps, the purchase or sale of related caps, floors and collars and other derivatives. A portfolio will enter into these transactions primarily to seek to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities a portfolio anticipates purchasing at a later date. A portfolio will use these transactions for non-speculative purposes and will not sell interest rate caps or floors if it does not own securities or other instruments providing the income the portfolio may be obligated to pay. Interest rate swaps involve the exchange by a portfolio with another party of their respective commitments to pay or receive interest (for example, an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal). A currency swap is an agreement to exchange cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling the cap to the extent that a specified index exceeds a predetermined interest rate. The purchase of an interest rate floor entitles the purchaser to receive payments of interest on a notional principal amount from the party selling the interest rate floor to the extent that a specified index falls below a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling the floor to the extent that a specific index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return with a predetermined range of interest rates or values.

     A portfolio will usually enter into interest rate swaps on a net basis, that is, two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the portfolio receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these swaps, caps, floors, collars and other similar derivatives are entered into for good faith hedging or other non-speculative purposes, they do not constitute senior securities under the Investment Company Act of 1940, as amended, and, thus, will not be treated as being subject to the portfolio's borrowing restrictions. A portfolio will not enter into any swap, cap, floor, collar or other derivative transaction unless the Counterparty is deemed creditworthy by the subadviser. If a Counterparty defaults, a portfolio may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, for that reason, they are less liquid than swaps.

     The liquidity of swap agreements will be determined by a Subadviser based on various factors, including (1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, (4) the nature of the security (including any demand or tender features), and (5) the nature of the marketplace for trades (including the ability to assign or offset a portfolio's rights and obligations relating to the investment). Such determination will govern whether a swap will be deemed to be within the 15% restriction on investments in securities that are not readily marketable.

     Each portfolio will maintain cash and appropriate liquid assets in a segregated custodial account to cover its current obligations under swap agreements. If a portfolio enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of the portfolio's accrued obligations under the swap agreement over the accrued amount the portfolio is entitled to receive under the agreement. If a portfolio enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of the portfolio's accrued obligations under the agreement. See also, "Use of Segregated and Other Special Accounts."

EURODOLLAR INSTRUMENTS

     If and to the extent authorized to do so, a portfolio may make investments in Eurodollar instruments, which are typically dollar-denominated futures contracts or options on those contracts that are linked to the London Interbank Offered Rate ("LIBOR"), although foreign currency denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. A portfolio might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed income instruments are linked.

RISK FACTORS

     Hedging and Other Strategic Transactions have special risks associated with them, including possible default by the Counterparty to the transaction, illiquidity and, to the extent the subadviser's view as to certain market movements is incorrect, the risk that the use of the Hedging and Other Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options could result in losses to a portfolio, force the sale or purchase of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, or cause a portfolio to hold a security it might otherwise sell.

     The use of futures and options transactions entails certain special risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related securities position of a portfolio could create the possibility that losses on the hedging instrument are greater than gains in the value of the portfolio's position. In addition, futures and options markets could be illiquid in some circumstances and certain over-the-counter options could have no markets. As a result, in certain markets, a portfolio might not be able to close out a transaction without incurring substantial losses. Although a portfolio's use of futures and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time it will tend to limit any potential gain to a portfolio that might result from an increase in value of the position. Finally, the daily variation margin requirements for futures contracts create a greater ongoing potential financial risk than would purchases of options, in which case the exposure is limited to the cost of the initial premium.

     Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to a portfolio if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Further, the risk exists that the perceived linkage between various currencies may not be present or may not be present during the particular time that a portfolio is engaging in proxy hedging. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments. These forms of governmental actions can result in losses to a portfolio if it is unable to deliver or receive currency or monies in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures contracts are subject to the same risks that apply to the use of futures contracts generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures contracts is relatively new, and the ability to establish and close out positions on these options is subject to the maintenance of a liquid market that may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy.

     Losses resulting from the use of Hedging and Other Strategic Transactions will reduce a portfolio's net asset value, and possibly income, and the losses can be greater than if Hedging and Other Strategic Transactions had not been used.

RISKS OF HEDGING AND OTHER STRATEGIC TRANSACTIONS OUTSIDE THE UNITED STATES

     When conducted outside the United States, Hedging and Other Strategic Transactions may not be regulated as rigorously as in the United States, may not involve a clearing mechanism and related guarantees, and will be subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities, currencies and other instruments. The value of positions taken as part of non-U.S. Hedging and Other Strategic Transactions also could be adversely affected by: (1) other complex foreign political, legal and economic factors, (2) lesser availability of data on which to make trading decisions than in the United States, (3) delays in a portfolio's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States and (5) lower trading volume and liquidity.

USE OF SEGREGATED AND OTHER SPECIAL ACCOUNTS

     Use of many Hedging and Other Strategic Transactions by a portfolio will require, among other things, that the portfolio segregate cash, liquid high grade debt obligations or other assets with its custodian, or a designated sub-custodian, to the extent the portfolio's obligations are not otherwise "covered" through ownership of the underlying security, financial instrument or currency. In general, either the full amount of any obligation by a portfolio to pay or deliver securities or assets must be covered at all times by the securities, instruments or currency required to be delivered, or, subject to any regulatory restrictions, an amount of cash or liquid high grade debt obligations at least equal to the current amount of the obligation must be segregated with the custodian or sub-custodian. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. A call option on securities written by a portfolio, for example, will require the portfolio to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or to segregate liquid high grade debt obligations sufficient to purchase and deliver the securities if the call is exercised. A call option sold by a portfolio on an index will require the portfolio to own portfolio securities that correlate with the index or to segregate liquid high grade debt obligations equal to the excess of the index value over the exercise price on a current basis. A put option on securities written by a portfolio will require the portfolio to segregate liquid high grade debt obligations equal to the exercise price. Except when a portfolio enters into a forward contract in connection with the purchase or sale of a security denominated in a foreign currency or for other non-speculative purposes, which requires no segregation, a currency contract that obligates the portfolio to buy or sell a foreign currency will generally require the portfolio to hold an amount of that currency or liquid securities denominated in that currency equal to a portfolio's obligations or to segregate liquid high grade debt obligations equal to the amount of the portfolio's obligations.

     OTC options entered into by a portfolio, including those on securities, currency, financial instruments or indices, and OCC-issued and exchange-listed index options will generally provide for cash settlement, although a portfolio will not be required to do so. As a result, when a portfolio sells these instruments it will segregate an amount of assets equal to its obligations under the options. OCC-issued and exchange-listed options sold by a portfolio other than those described above generally settle with physical delivery, and the portfolio will segregate an amount of assets equal to the full value of the option. OTC options settling with physical delivery or with an election of either physical delivery or cash settlement will be treated the same as other options settling with physical delivery.

     In the case of a futures contract or an option on a futures contract, a portfolio must deposit initial margin and, in some instances, daily variation margin in addition to segregating assets sufficient to meet its obligations to purchase or provide securities or currencies, or to pay the amount owed at the expiration of an index-based futures contract. These assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets. A portfolio will accrue the net amount of the excess, if any, of its obligations relating to swaps over its entitlements with respect to each swap on a daily basis and will segregate with its custodian, or designated sub-custodian, an amount of cash or liquid high grade debt obligations having an aggregate value equal to at least the accrued excess. Caps, floors and collars require segregation of assets with a value equal to a portfolio's net obligation, if any.

     Hedging and Other Strategic Transactions may be covered by means other than those described above when consistent with applicable regulatory policies. A portfolio may also enter into offsetting transactions so that its combined position, coupled with any segregated assets, equals its net outstanding obligation in related options and Hedging and Other Strategic Transactions. A portfolio could purchase a put option, for example, if the strike price of that option is the same or higher than the strike price of a put option sold by the portfolio. Moreover, instead of segregating assets if it holds a futures contracts or forward contract, a portfolio could purchase a put option on the same futures contract or forward contract with a strike price as high or higher than the price of the contract held. Other Hedging and Other Strategic Transactions may also be offset in combinations. If the offsetting transaction terminates at the time of or after the primary transaction, no segregation is required, but if it terminates prior to that time, assets equal to any remaining obligation would need to be segregated.

OTHER LIMITATIONS

     No portfolio will maintain open short positions in futures contracts, call options written on futures contracts, and call options written on securities indices if, in the aggregate, the current market value of the open positions exceeds the current market value of that portion of its securities portfolio being hedged by those futures and options plus or minus the unrealized gain or loss on those open positions, adjusted for the historical volatility relationship between that portion of the portfolio and the contracts (e.g., the Beta volatility factor). For purposes of the limitation stated in the immediately preceding sentence, to the extent the portfolio has written call options on specific securities in that portion of its portfolio, the value of those securities will be deducted from the current market value of that portion of the securities portfolio. If this limitation should be exceeded at any time, the portfolio will take prompt action to close out the appropriate number of open short positions to bring its open futures and options positions within this limitation.

     The degree to which a portfolio may utilize Hedging and Other Strategic Transactions may also be affected by certain provisions of the Internal Revenue Code of 1986, as amended.

                            INVESTMENT RESTRICTIONS

     There are two classes of investment restrictions to which the Trust is subject in implementing the investment policies of the portfolios: fundamental and nonfundamental. Nonfundamental restrictions are subject to change by the Trustees of the Trust without shareholder approval. Fundamental restrictions may only be changed by a vote of the lesser of (i) 67% or more of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares.

     With respect to the submission of a change in an investment restriction to the holders of the Trust's outstanding voting securities, the matter shall be deemed to have been effectively acted upon with respect to a particular portfolio if a majority of the outstanding voting securities of the portfolio vote for the approval of the matter, notwithstanding (1) that the matter has not been approved by the holders of a majority of the outstanding voting securities of any other portfolio affected by the matter, and (2) that the matter has not been approved by the vote of a majority of the outstanding voting securities of the Trust.

     All of the restrictions through restriction 8. are fundamental. Restrictions 9. through 15. are nonfundamental.

FUNDAMENTAL

     The Trust may not issue senior securities, except to the extent that the borrowing of money in accordance with restriction 3. may constitute the issuance of a senior security. (For purposes of this restriction, purchasing securities on a when-issued or delayed delivery basis and engaging in Hedging and Other Strategic Transactions will not be deemed to constitute the issuance of a senior security.) In addition, unless a portfolio is specifically excepted by the terms of a restriction, each portfolio will not:

(1) Invest more than 25% of the value of its total assets in securities of issuers having their principal activities in any particular industry, excluding United States Government securities and obligations of domestic branches of U.S. banks and savings and loan associations. [The Trust has determined to forego the exclusion from the above policy of obligations of domestic branches of U.S. savings and loan associations and to limit the exclusion of obligations of domestic branches of U.S. banks to the Money Market Trust.] For purposes of this restriction, neither finance companies as a group nor utility companies as a group are considered to be a single industry. Such companies will be grouped instead according to their services; for example, gas, electric and telephone utilities will each be considered a separate industry. Also for purposes of this restriction, foreign government issuers and supranational issuers are not considered members of any industry.

(2) Purchase the securities of any issuer if the purchase would cause more than 5% of the value of the portfolio's total assets to be invested in the securities of any one issuer (excluding United States Government securities) or cause more than 10% of the voting securities of the issuer to be held by the portfolio, except that up to 25% of the value of each portfolio's total assets may be invested without regard to these restrictions. The Global Government Bond Trust is not subject to this restriction.


(3) Borrow money, except that each portfolio may borrow (i) for temporary or emergency purposes (not for leveraging) up to 33 1/3% of the value of the portfolio's total assets (including amounts borrowed) less liabilities (other than borrowings) and (ii) in connection with reverse repurchase agreements, mortgage dollar rolls and other similar transactions.


(4) Underwrite securities of other issuers except insofar as the Trust may be considered an underwriter under the Securities Act of 1933 in selling portfolio securities.

(5) Purchase or sell real estate, except that each portfolio may invest in securities issued by companies which invest in real estate or interests therein and each of the portfolios other than the Money Market Trust may invest in mortgages and mortgage backed securities.


(6) Purchase or sell commodities or commodity contracts except that each portfolio other than the Money Market Trust may purchase and sell futures contracts on financial instruments and indices and options on such futures contracts and each portfolio other than the Money Market Trust and U.S. Government Securities Trust may purchase and sell futures contracts on foreign currencies and options on such futures contracts.


(7) Lend money to other persons except by the purchase of obligations in which the portfolio is authorized to invest and by entering into repurchase agreements. For purposes of this restriction, collateral arrangements with respect to options, forward currency and futures transactions will not be deemed to involve the lending of money.


(8) Lend securities in excess of 33 1/3% of the value of its total assets. For purposes of this restriction, collateral arrangements with respect to options, forward currency and futures transactions will not be deemed to involve loans of securities.


NONFUNDAMENTAL

(9) Knowingly invest more than 15% of the value of its net assets in securities or other investments, including repurchase agreements maturing in more than seven days but excluding master demand notes, that are not readily marketable, except that the Money Market Trust may not invest in excess of 10% of its net assets in such securities or other investments.

(10) Sell securities short or purchase securities on margin except that it may obtain such short-term credits as may be required to clear transactions. For purposes of this restriction, collateral arrangements with respect to Hedging and Other Strategic Transactions will not be deemed to involve the use of margin.

(11) Write or purchase options on securities, financial indices or currencies except to the extent a portfolio is specifically authorized to engage in Hedging and Other Strategic Transactions.

(12) Purchase securities for the purpose of exercising control or management.

(13) Purchase securities of other investment companies if the purchase would cause more than 10% of the value of the portfolio's total assets to be invested in investment company securities, provided that (i) no investment will be made in the securities of any one investment company if immediately after such investment more than 3% of the outstanding voting securities of such company would be owned by the portfolio or more than 5% of the value of the portfolio's total assets would be invested in such company and (ii) no restrictions shall apply to a purchase of investment company securities in connection with a merger, consolidation or reorganization. For purposes of this restriction, privately issued collateralized mortgage obligations will not be treated as investment company securities if issued by "Exemptive Issuers". Exemptive Issuers are defined as unmanaged, fixed-asset issuers that (a) invest primarily in mortgage-backed securities, (b) do not issue redeemable securities as defined in section 2(a)(32) of the Investment Company Act of 1940, (c) operate under general exemptive orders exempting them from "all provisions of the Investment Company Act of 1940," and (d) are not registered or regulated under the Investment Company Act of 1940 as investment companies.

(14) Pledge, hypothecate, mortgage or transfer (except as provided in restriction 8.) as security for indebtedness any securities held by the portfolio except in an amount of not more than 10% of the value of the portfolio's total assets and then only to secure borrowings permitted by restrictions 3. and 10. For purposes of this restriction, collateral arrangements with respect to Hedging and Other Strategic Transactions will not be deemed to involve a pledge of assets.


(15) Purchase securities of foreign issuers, except that (A) the Aggressive Asset Allocation Trust may invest up to 35% of its assets in such securities; (B) the Moderate Asset Allocation Trust may invest up to 25% of its assets in such securities; (C) the Conservative Asset Allocation Trust may invest up to 15% of its assets in such securities; (D) each other portfolio other than the U.S. Government Securities Trust may invest up to 20% of its total assets in such securities (in the case of the Small/Mid Cap Trust, ADRs and U.S. dollar-denominated securities are not included in the 20% limit); and (E) this restriction shall not apply to the International Small Cap, Global Equity, Global Government Bond, International Growth and Income and Strategic Bond Trusts.


     In addition to the above policies, the Money Market Trust is subject to certain restrictions required by Rule 2a-7 under the Investment Company Act of 1940. In order to comply with such restrictions, the Money Market Trust will, inter alia, not purchase the securities of any issuer if it would cause (i) more than 5% of its total assets to be invested in the securities of any one issuer (excluding U.S. Government securities and repurchase agreements fully collateralized by U.S. Government securities), except as permitted by Rule 2a-7 for certain securities for a period of up to three business days after purchase, (ii) more than 5% of its total assets to be invested in "second tier securities," as defined by Rule, or (iii) more than the greater of $1 million or 1% of its total assets to be invested in the second tier securities of that issuer.

     If a percentage restriction is adhered to at the time of an investment, a later increase or decrease in the investment's percentage of the value of a portfolio's total assets resulting from a change in such values or assets will not constitute a violation of the percentage restriction, except in the case of the Money Market Trust where the percentage limitation of restriction 9. must be met at all times.

                               PORTFOLIO TURNOVER


     The annual rate of portfolio turnover will normally differ for each portfolio and may vary from year to year. Portfolio turnover is calculated by dividing the lesser of purchases or sales of portfolio securities during the fiscal year by the monthly average of the value of the portfolio's securities
(excluding from the computation all securities, including options, with maturities at the time of acquisition of one year or less). A high rate of portfolio turnover generally involves correspondingly greater brokerage commission expenses, which must be borne directly by the portfolio. No portfolio turnover rate can be calculated for the Money Market Trust due to the short maturities of the instruments purchased. The portfolio turnover rate may vary from year to year, as well as within a year. The Small/Mid Cap and the International Small Cap Trusts anticipate that their turnover rates generally will not exceed 120%, and 100%, respectively. High portfolio turnover rates
(100% or more) can result in corresponding increases in brokerage commissions for the portfolio. The portfolio turnover rates for the other portfolios of the Trust for the years ended December 31, 1995, 1994 and 1993 were as follows:



                                                1993    1994    1995
----------------------------------------------------------------
Global Equity Trust .................            52%     52%
Pasadena Growth Trust ...............            12%     33%
Equity Trust ........................           173%    132%
Value Equity Trust ..................            33%*    26%
Growth and Income Trust .............            39%     42%
Strategic Bond Trust ................           356%*   197%
Global Government Bond Trust ........           154%     57%
Investment Quality Bond Trust .......            33%    140%
U.S. Government Securities Trust ....           213%    387%
Aggressive Asset Allocation Trust ...            92%    136%
Moderate Asset Allocation Trust .....           135%    180%
Conservative Asset Allocation Trust..           170%    220%

*Annualized

     Prior rates of portfolio turnover do not provide an accurate guide as to what the rate will be in any future year, and prior rates and estimated rates are not a limiting factor when it is deemed appropriate to purchase or sell securities for a portfolio. Each portfolio of the

Trust intends to comply with the various requirements of the Internal Revenue Code so as to qualify as a "regulated investment company" thereunder. One such requirement is that a portfolio must derive less than 30% of its gross income from the sale or other disposition of stock or securities held for less than three months. Accordingly, the ability of a particular portfolio to effect certain portfolio transactions may be limited.

                            MANAGEMENT OF THE TRUST

     The Trustees and officers of the Trust, together with information as to their principal occupations during the past five years, are listed below:


==============================================================================================
NAME, ADDRESS AND AGE                POSITION WITH THE    PRINCIPAL OCCUPATION
                                     TRUST                DURING PAST FIVE YEARS
----------------------------------------------------------------------------------------------
Don B. Allen                         Trustee              Senior Lecturer, William E.
136 Knickerbocker Road                                    Simon Graduate School of
Pittsford, NY  14534                                      Business Administration,
Age: 67                                                   University of Rochester
----------------------------------------------------------------------------------------------
William J. Atherton*                 President            President and Director,
116 Huntington Avenue                                     North American Security
Boston, MA  02116                                         Life Insurance Company
Age: 56
----------------------------------------------------------------------------------------------
Charles L. Bardelis                  Trustee              President and Executive
297 Dillingham Ave.                                       Officer, Island Commuter
Falmouth, MA  02540                                       Corp. (Marine Transport)
Age: 54
----------------------------------------------------------------------------------------------
Samuel Hoar**                        Trustee              Senior Mediator, Judicial
73 Tremont Street                                         Arbitration Mediation Services
Boston, MA  02109                                         "JAMS/Endispute," June 1, 1994
Age: 67                                                   to date; Partner, Goodwin, Proctor
                                                          and Hoar, prior to June 1, 1994
----------------------------------------------------------------------------------------------
Brian L. Moore*                      Chairman of          Executive Vice President, Canadian
5650 Yonge Street                    Trustees             Insurance Operations, The
North York, Ontario, Canada, M2M 4G4                      Manufacturers Life Insurance
Age: 51                                                   Company, January 1, 1996 to date;
                                                          Chief Executive Officer, The North
                                                          American Group, Oct. 1993 to
                                                          December 31, 1995; Executive Vice
                                                          President and Chief Financial Officer,
                                                          Sept. 1988 to Oct. 1993, North
                                                          American Life Assurance Company

                                        20


----------------------------------------------------------------------------------------------
Robert J. Myers                      Trustee              Consulting Actuary (self-employed),
9610 Wire Avenue                                          April 1983 to date; Chairman,
Silver Springs, MD  20921                                 Commission on Railroad Retirement
Age: 82                                                   Reform, 1988 to 1990.
----------------------------------------------------------------------------------------------
John G. Vrysen                       Vice President       Vice President and Actuary, January
116 Huntington Avenue                                     1986 to date, North American
Boston, MA  02116                                         Life Insurance Company.
Age: 40
==============================================================================================




==============================================================================================
NAME, ADDRESS AND AGE                POSITION WITH THE    PRINCIPAL OCCUPATION
                                     TRUST                DURING PAST FIVE YEARS
----------------------------------------------------------------------------------------------
James D. Gallagher                   Secretary            Vice President, Secretary and
116 Huntington Avenue                                     General Counsel, June 1994 to date,
Boston, MA  02116                                         North American Security Life
Age: 41                                                   Insurance Company; Vice President
                                                          and Associate General Counsel, 1990
                                                          to 1994, The Prudential Insurance
                                                          Company of America.
----------------------------------------------------------------------------------------------
Richard C. Hirtle                    Vice President       Vice President, Treasurer and Chief
116 Huntington Avenue                and Treasurer        Financial Officer, November 1988 to
Boston, MA 02116                                          date, North American Security Life
Age: 39                                                   Insurance Company.

==============================================================================================

*Trustee who is an "interested person", as defined in the Investment Company Act of 1940.

**Trustee who is an "interested person" of the Trust but not the Adviser.

COMPENSATION OF TRUSTEES

     The Trust does not pay any remuneration to its Trustees who are officers or employees of the Adviser or its affiliates. Trustees not so affiliated receive an annual retainer of $14,000, a fee of $4,750 for each meeting of the Trustees that they attend in person and a fee of $200 for each such meeting conducted by telephone. Trustees are reimbursed for travel and other out-of-pocket expenses. The officers listed above are furnished to the Trust pursuant to the Advisory Agreement described below and receive no compensation from the Trust. These officers spend only a portion of their time on the affairs of the Trust.

===============================================================================================
NAMES OF PERSON, POSTION     AGGREGATE COMPENSATION FROM        TOTAL COMPENSATION FROM TRUST
                             TRUST FOR PRIOR FISCAL YEAR*       COMPLEX FOR PRIOR FISCAL YEAR*#
-----------------------------------------------------------------------------------------------
Don B. Allen, Trustee                   $                               $
-----------------------------------------------------------------------------------------------
Charles L. Bardelis, Trustee            $                               $
-----------------------------------------------------------------------------------------------
Samuel Hoar, Trustee                    $                               $
-----------------------------------------------------------------------------------------------
Robert J. Myers, Trustee                $                               $
===============================================================================================

*Compensation received for services as Trustee.
#Trust Complex includes all portfolios of the Trust as well as all portfolios of North American Funds of which Security Life is the investment advisor.

                       INVESTMENT MANAGEMENT ARRANGEMENTS

     The following information supplements the material appearing in the Prospectus under the caption "Management of the Trust." Copies of the Advisory and Subadvisory Agreements discussed below have been filed with and are available from the Securities and Exchange Commission.

     The Trust, formerly a Maryland corporation known as "NASL Series Fund, Inc." (the "Fund"), was reorganized as a Massachusetts business trust effective December 31, 1988. Pursuant to such reorganization, the Trust assumed all the assets and liabilities of the Fund and carried on its business and operations with the same investment management arrangements as were in effect for the Fund at the time of the reorganization. The assets and liabilities of each of the Fund's separate portfolios were assumed by the corresponding portfolios of the Trust.


     NASL Financial (the "Adviser") is a Massachusetts corporation whose principal offices are located at 116 Huntington Avenue, Boston, Massachusetts 02116.

NASL Financial is registered as an investment adviser under the Investment Advisers Act of 1940 and as a broker-dealer under the Securities Exchange
Act of 1934. It is a member of the National Association of Securities Dealers, Inc. (the "NASD"). In addition, NASL Financial serves as principal underwriter of certain contracts issued by Security Life.


     The Advisory Agreement, each Subadvisory Agreement (except the Founders Asset Management, Inc. Subadvisory Agreement and the Fred Alger Management, Inc. Subadvisory Agreement) and the Salomon Brothers Asset Management Limited Consulting Agreement were approved by the Trustees on September 28, 1995 and by the shareholders of the portfolios on December 5, 1995. These approvals occurred in connection with the change of control of NASL Financials as a result of the merger of North American Life Assurance Company, the ultimate controlling parent of NASL Financial, with The Manufacturers Life Insurance Company on January 1, 1996.


     On December 15, 1995, the Trustees appointed Fred Alger Management, Inc. ("Alger") pursuant to a new Subadvisory Agreement with Alger ("Alger Subadvisory Agreement") to manage the Small/Mid Cap Trust. The Alger Subadvisory Agreement and an amendment to the Advisory Agreement, both to provide for the management of the Small/Mid Cap Trust, were approved by the Trustees, including a majority of the Trustees who are not parties to the agreements or interested persons of any party to such agreements. The Alger Subadvisory Agreement and the related amendment to the Advisory Agreement were approved by the sole shareholder of the Small/Mid Cap Trust on ______, 1996.



     On December 15, 1995, the Trustees appointed Founders Asset Management, Inc ("Founders") pursuant to a new Subadvisory Agreement with Founders ("Founders Subadvisory Agreement") to manage the International Small Cap Trust. The Founders Subadvisory Agreement and an amendment to the Advisory Agreement, both to provide for the management of the International Small Cap Trust, were approved by the Trustees, including a majority of the Trustees who are not parties to the agreements or interested persons of any party to such agreements. The Founders Subadvisory Agreement and the related amendment to the Advisory Agreement were approved by the sole shareholder of the International Small Cap Trust on ______, 1996.


THE ADVISORY AGREEMENT

     Under the terms of the Advisory Agreement, the Adviser administers the business and affairs of the Trust. The Adviser is responsible for performing or paying for various administrative services for the Trust, including providing at the Adviser's expense (i) office space and all necessary office facilities and equipment, (ii) necessary executive and other personnel for managing the affairs of the Trust and for performing certain clerical, accounting and other office functions, and (iii) all other information and services, other than services of counsel, independent accountants or investment subadvisory services provided by any subadviser under a subadvisory agreement, required in connection with the preparation of all tax returns and documents required to comply with the federal securities laws. The Adviser pays the cost of any advertising or sales literature relating solely to the Trust, the cost of printing and mailing Prospectuses to persons other than
current holders of Trust shares or of variable contracts funded by Trust shares and the compensation of the Trust's officers and Trustees that are officers, directors or employees of the Adviser or its affiliates. In addition, advisory fees are reduced or the Adviser reimburses the Trust if the total of all expenses (excluding advisory fees, taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Trust's business) applicable to a portfolio exceeds an annual rate of .75% in the case of the two global and two international portfolios or .50% in the case of all other portfolios of the
average net asset value of such portfolio.   The expense limitation will
continue in effect from year to year unless otherwise terminated at any year end by the Adviser on 30 days' notice to the Trust.


     In addition to providing the services and expense limitation described above, the Adviser selects, contracts with and compensates subadvisers to manage the investment and reinvestment of the assets of the Trust portfolios. The Adviser monitors the compliance of such subadvisers with the investment objectives and related policies of each portfolio and reviews the performance of such subadvisers and reports periodically on such performance to the Trustees of the Trust.

     As compensation for its services, the Adviser receives a fee from the Trust computed separately for each portfolio. The fee for each portfolio is stated as an annual percentage of the current value of the net assets of such portfolio. The fee, which is accrued daily and payable monthly, is calculated for each day by multiplying the daily equivalent of the annual percentage prescribed for a portfolio by the value of its net assets at the close of business on the previous business day of the Trust. The following is a schedule of the management fees each portfolio currently is obligated to pay the Adviser:

PORTFOLIO
-------------------------------------------------

Small/Mid Cap Trust .................... 1.000%
International Small Cap Trust .......... 1.100%
Global Equity Trust ....................  .900%
Pasadena Growth Trust ..................  .975%
Equity Trust ...........................  .750%
Value Equity Trust .....................  .800%
Growth and Income Trust ................  .750%
International Growth and Income Trust ..  .950%
Strategic Bond Trust ...................  .775%
Global Government Bond Trust ...........  .800%
Investment Quality Bond Trust ..........  .650%
U.S. Government Securities Trust .......  .650%
Money Market Trust .....................  .500%
Aggressive Asset Allocation Trust ......  .750%
Moderate Asset Allocation Trust ........  .750%
Conservative Asset Allocation Trust ....  .750%


     The fees shown above, other than those paid by the Investment Quality
Bond and U.S. Government Securities Trusts and the Money Market Trust, are higher than those paid by most funds to their advisers, but are not higher than the fees paid by many funds with similar investment objectives and policies.
For the years ended December 31, 1995, 1994, 1993 and 1992 the aggregate investment advisory fee payable by the Trust under the fee schedule then in effect, absent the expense limitation provision, was $_______, $27,076,438, $16,988,737 and $9,982,812 allocated among the portfolios as follows:



PORTFOLIO                        1995      1994            1993          1992
--------------------------------------------------------------------------------
Global Equity ..................        $4,916,694      $1,813,650      $924,713
Pasadena Growth ................        $1,255,314      $  675,183      $ 13,590
Equity .........................        $3,483,279      $1,953,233      $928,437
Value Equity ...................        $1,274,807      $  308,485           N/A
Growth and Income ..............        $2,670,229      $1,544,607      $665,716
International Growth & Income ..               N/A             N/A           N/A
Strategic Bond .................        $  588,051      $  189,565           N/A
Global Government Bond .........        $1,742,81       $  947,963      $371,965
Investment Quality Bond ........        $  709,069      $  529,433      $318,052
U.S. Government Securities .....        $1,350,850      $1,153,241      $545,695
Money Market Trust .............        $1,158,400      $  606,603      $450,869


Aggressive Asset Allocation ....        $1,354,682      $1,226,006      $1,027,614
Moderate Asset Allocation ......        $4,783,431      $4,341,909      $3,389,309
Conservative Asset Allocation ..        $1,788,821      $1,698,859      $1,346,852

     Prior to April 23, 1991, the investment advisory fees paid by the Trust were generally lower than the fees set forth above and were subject to a different expense limitation. Pursuant to the Advisory Agreement, no advisory fee was charged to the Growth and Income Trust until the portfolio reached $10,000,000 in net assets, which occurred on June 21, 1991.

THE SUBADVISORY AGREEMENTS

     Under the terms of each of the current subadvisory agreements, including the SBAM Limited Consulting Agreement (collectively "Subadvisory Agreements"), the Subadviser manages the investment and reinvestment of the assets of the assigned portfolios, subject to the supervision of the Trust's Trustees. The Subadviser formulates a continuous investment program for each such portfolio consistent with its investment objectives and policies outlined in the Prospectus. Each Subadviser implements such programs by purchases and sales of securities and regularly reports to the Adviser and the Trustees of the Trust with respect to the implementation of such programs. Each Subadviser, at its expense, furnishes all necessary investment and management facilities, including salaries of personnel required for it to execute its duties, as well as administrative facilities, including bookkeeping, clerical personnel, and equipment necessary for the conduct of the investment affairs of the assigned portfolios. With regards to the Pasadena Growth Trust subadvisory agreement, the subadviser shall reimburse the Pasadena Growth Trust for its "Other Expenses" to a maximum on an annual basis of .15% of the average net assets of the portfolio. For purposes of this provision, "Other Expenses" means all the expenses of the portfolio excluding: (1) taxes, (ii) portfolio brokerage commissions, (iii) interest, (iv) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the portfolio's business, (v) advisory fees, and (vi) expenses for services assumed by the Adviser under the Advisory Agreement. The Adviser shall be entitled to deduct such reimbursement from the amount of subadviser's subadvisory fees payable pursuant to the subadvisory agreement.

     As compensation for their services, the Subadvisers receive fees from the Adviser computed separately for each portfolio. The fee for each portfolio is stated as an annual percentage of the current value of the net assets of the portfolio. The fees are calculated on the basis of the average of all valuations of net assets of each portfolio made at the close of business on each business day of the Trust during the period for which such fees are paid.
Once the average net assets of a portfolio exceed specified amounts, the fee is reduced with respect to such excess. The following is a schedule of the management fees the Adviser currently is obligated to pay the Subadvisers out of the advisory fee it receives from each portfolio as specified above:


                                                       BETWEEN      BETWEEN
                                                     $50,000,000  $200,000,000
                                            FIRST        AND          AND       EXCESS OVER
PORTFOLIO                               $50,000,000 $200,000,000  $500,000,000  $500,000,000
--------------------------------------------------------------------------------------------
Small/Mid Cap Trust ................        .--%         .--%         .--%         .--%
International Small Cap Trust ......        .--%         .--%         .--%         .--%
Global Equity Trust ................       .500%        .450%        .375%        .325%
Pasadena Growth Trust ..............       .550%        .500%        .450%        .375%
Equity Trust .......................       .325%        .275%        .225%        .150%
Value Equity Trust .................       .400%        .300%        .200%        .200%
Growth and Income Trust ............       .325%        .275%        .225%        .150%
International Growth and
 Income Trust ......................       .500%        .450%        .400%        .350%
Strategic Bond Trust ...............       .350%        .300%        .250%        .200%
Global Government Bond Trust .......       .375%        .350%        .300%        .250%
Investment Quality Bond Trust ......       .225%        .225%        .150%        .100%
U.S. Government Securities Trust ...       .225%        .225%        .150%        .100%
Money Market Trust .................       .075%        .075%        .075%        .020%
Aggressive Asset Allocation Trust ..       .325%        .275%        .225%        .150%
Moderate Asset Allocation Trust ....       .325%        .275%        .225%        .150%
Conservative Asset Allocation
 Trust. ............................       .325%        .275%        .225%        .150%


     *The prospectus refers to a subadvisory consulting agreement between SBAM and Salomon Brothers Asset Management Limited ("SBAM Limited") which is subject to certain conditions as set forth in the prospectus. Under that agreement SBAM Limited provides certain investment advisory services to SBAM relating to currency transactions and investments in non-dollar denominated debt securities for the benefit of the Strategic Bond Trust. SBAM pays SBAM Limited, as full compensation for all services provided under the subadvisory consulting agreement, a portion of its subadvisory fee, such amount being an amount equal to the fee payable under SBAM's subadvisory agreement multiplied by the current value of the net assets of the portion of the assets of the Strategic Bond Trust that SBAM Limited has been delegated to manage divided by the current value of the net assets of the portfolio. The Trust will not incur any expenses in connection with SBAM Limited's services. SBAM Limited is a wholly owned subsidiary of Salomon Brothers Europe Limited ("SBEL"). Salomon (International) Finance A G ("SIF") owns 100% of SBEL's Convertible Redeemable Preference Shares and 36.8% of SBEL's Ordinary Shares, while the remaining 63.2% of SBEL's Ordinary Shares are owned by Salomon Brothers Holding Company Inc ("SBH"). SIF is wholly owned by SBH, which is in turn, a wholly owned subsidiary of Salomon Inc.



     For the years ended December 31, 1995, 1994, 1993 and 1992, the Adviser paid aggregate subadvisory fees of $_______, $9,905,072, $6,285,555 and $3,729,537, respectively, allocated among the portfolios as follows:

PORTFOLIO                               1995       1994             1993           1992
------------------------------------------------------------------------------------------
Global Equity ..................                $2,192,713      $  905,318      $  487,357
Pasadena Growth ................                $  558,057      $  280,422      $    5,575
Equity .........................                $1,166,032      $  710,703      $  365,427
Value Equity ...................                $  525,739      $  148,581             N/A
Growth and Income ..............                $  926,068      $  579,977      $  269,096
Intern'l Growth & Income .......                       N/A             N/A             N/A
Strategic Bond .................                $  252,633      $   85,576             N/A
Global Government Bond .........                $  766,324      $  427,234      $  173,156
Investment Quality Bond ........                $  245,447      $  183,265      $  110,095
U.S. Government Securities .....                $  458,245      $  395,910      $  188,894
Money Market Trust .............                $  173,760      $   90,990      $   67,630
Aggressive Asset Allocation ....                $  521,717      $  474,535      $  401,792
Moderate Asset Allocation ......                $  456,691      $1,368,386      $1,141,697
Conservative Asset Allocation ..                $  661,646      $  634,658      $  518,818


     Subject to the expense limitations discussed above, the Trust is responsible for the payment of all expenses of its organization, operations and business, except those which the Adviser or Subadvisers have agreed to pay pursuant to the Advisory or Subadvisory Agreements. Expenses borne by the Trust include charges and expenses of the custodian, independent accountants and transfer, bookkeeping and dividend disbursing agent appointed by the Trust; brokers' commissions and issue and transfer taxes on securities transactions to which the Trust is a party; taxes and fees payable by the Trust; and legal fees and expenses in connection with the affairs of the Trust, including registering and qualifying its shares with regulatory authorities and in connection with any litigation.


     The Advisory Agreement and each Subadvisory Agreement will continue in effect as to a portfolio for a period no more than two years from the date of its execution or the execution of an amendment making the agreement applicable to that portfolio only so long as such continuance is specifically approved at least annually either by the Trustees or by the vote of a majority of the outstanding voting securities of the Trust, provided that in either event such continuance shall also be approved by the vote of the majority of the Trustees who are not interested persons of any party to the Agreements, cast in person at a meeting called for the purpose of voting on such approval. The required shareholder approval of any continuance of any of the Agreements shall be effective with respect to any portfolio if a majority of the outstanding voting securities of the series of shares of beneficial interest of that portfolio vote to approve such continuance, notwithstanding that such continuance may not have been approved by a majority of the outstanding voting securities of (i) any other portfolio affected by the Agreement or (ii) all of the portfolios of the Trust.


     If the holders of any series of shares of beneficial interest of any portfolio fail to approve any continuance of the Advisory Agreement or the Subadvisory Agreement, the Adviser or Subadviser (including SBAM Limited) will continue to act as investment adviser or subadviser with respect to such portfolio pending the required approval of the continuance of such Agreement, of a new contract with the Adviser or Subadviser or different adviser or subadviser, or other definitive action. In the case of the Adviser, or Oechsle International, the compensation received by the Adviser or Subadviser in respect of such a portfolio during such period will be no more than its actual costs incurred in furnishing investment advisory and management services to such portfolio or the amount it would have received under the Advisory Agreement or Subadvisory Agreement in respect of such portfolio, whichever is less. In the case of Alger, Founders, J.P. Morgan, Wellington Management, FMTC, SBAM, GSAM or REMC, the compensation received by it in respect of such a portfolio during such period will be no more than that permitted by Rule 15a-4 under the Investment Company Act of 1940. With respect to REMC, in the event the subadvisory agreement with REMC is terminated the Adviser has agreed to take any action necessary to cause the Trust to discontinue the use of the name "Pasadena" in any portfolio. The Adviser has further agreed that it will use such name in connection with any portfolio of the Trust only so long as REMC serves as the subadviser to such portfolio.


     The Advisory Agreement and the Subadvisory Agreements may be terminated at any time without the payment of any penalty on 60 days' written notice to the other party or parties to the Agreements, and to the Trust in the case of the Subadvisory Agreements, (i) by the Trustees of the Trust; (ii) by the vote of a majority of the outstanding voting securities of the Trust, or with respect to any portfolio, by the vote of a majority of the outstanding voting securities of the series of shares of beneficial interest of such portfolio; and (iii) by the Adviser, and in the case of the Subadvisory Agreements, by the respective Subadvisers. The Agreements will automatically terminate in the event of their assignment.


     The Advisory Agreement may be amended by the Trust and the Adviser and the Subadvisory Agreements by the Adviser and respective Subadvisers provided such amendment is specifically approved by the vote of a majority of the outstanding voting securities of the Trust and by the vote of a majority of the Trustees of the Trust who are not interested persons of the Trust, the Adviser or the applicable Subadviser (including SBAM Limited) cast in person at a meeting called for the purpose of voting on such approval. The required shareholder approval of any amendment shall be effective with respect to any portfolio if a majority of the outstanding voting securities of that portfolio vote to approve the amendment, notwithstanding that the amendment may not have been approved by a majority of the outstanding voting securities of (i) any other portfolio affected by the amendment or (ii) all the portfolios of the Trust.


AGREEMENT WITH PRIOR SUBADVISER

     The Conservative, Moderate and Aggressive Asset Allocation Trusts for which Sass Investors acted as Subadviser up until December 13, 1991, and the Bond Trust (now Investment Quality Bond Trust) for which Sass Investors acted as Subadviser up until April 23, 1991, acquired certain taxable revenue bonds, the value of which has declined substantially due to the default of the bonds caused by the Conservatorship of Executive Life Insurance Company. The Trust retained legal counsel to advise it as to any potential claims it may have arising out of its purchase of such bonds. On the basis of the advice received and, to avoid any prejudice resulting from the passage of time, the Trust has sought to obtain agreements from certain persons which would toll the running of statutes of limitations that might in time bar the assertion of any claims related to its purchase of the bonds. In February 1991 the Trust entered into an agreement with Sass Investors, its principals and affiliated companies concerning any claims the Trust may have arising out of Sass Investors' performance under the Sass Subadvisory Agreement in connection with the purchase or sale of the aforementioned bonds. The parties agreed that the running of time under any statute of limitations or by way of laches with respect to any claims or defenses arising out of such purchase or sale would be tolled until thirty days after termination of the agreement by either party giving written notice to the other.

PORTFOLIO BROKERAGE

     Pursuant to the Subadvisory Agreements, the Subadvisers are responsible for placing all orders for the purchase and sale of portfolio securities of the Trust. The Subadvisers have no formula for the distribution of the Trust's brokerage business, their intention being to place orders for the purchase and sale of securities with the primary objective of obtaining the most favorable overall results for the Trust. The cost of securities transactions for each portfolio will consist primarily of brokerage commissions or dealer or underwriter spreads. Bonds and money market instruments are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes.

     Occasionally, securities may be purchased directly from the issuer. For securities traded primarily in the over-the-counter market, the Subadvisers will, where possible, deal directly with dealers who make a market in the securities unless better prices and execution are available elsewhere. Such dealers usually act as principals for their own account.

     In selecting brokers or dealers through whom to effect transactions, the Subadvisers will give consideration to a number of factors, including price, dealer spread or commission, if any, the reliability, integrity and financial condition of the broker-dealer, size of the transaction and difficulty of execution. Consideration of these factors by a Subadviser, either in terms of a particular transaction or the Subadviser's overall responsibilities with respect to the Trust and any other accounts managed by the Subadviser, could result in the Trust paying a commission or spread on a transaction that is in excess of the amount of commission or spread another broker-dealer might have charged for executing the same transaction. In selecting brokers and dealers, the Subadvisers will also give consideration to the value and quality of any research, statistical, quotation or valuation services provided by the broker or dealer. In placing a purchase or sale order, a Subadviser may use a broker whose commission in effecting the transaction is higher than that of some other broker if the Subadviser determines in good faith that the amount of the higher commission is reasonable in relation to the value of the brokerage and research services provided by such broker, viewed in terms of either the particular transaction or the Subadviser's overall responsibilities with respect to the Trust and any other accounts managed by the Subadviser. Brokerage and research services provided by brokers and dealers include advice, either directly or through publications or writings, as to the value of securities, the advisability of purchasing or selling securities, the availability of securities or purchasers or sellers of securities, and analyses and reports concerning issuers, industries, securities, economic factors and trends and portfolio strategy. Consistent with the foregoing considerations and the Rules of Fair Practice of the NASD, sales of contracts for which the broker-dealer or an affiliate thereof is responsible may be considered as a factor in the selection of such brokers or dealers. A higher cost broker-dealer will not be selected, however, solely on the basis of sales volume but will be selected in accordance with the criteria set forth above.

     To the extent research services are used by the Subadvisers in rendering investment advice to the Trust, such services would tend to reduce the Subadvisers' expenses. However, the Subadvisers do not believe that an exact dollar value can be assigned to these services. Research services received by the Subadvisers from brokers or dealers executing transactions for the Trust will be available also for the benefit of other portfolios managed by the Subadvisers.

     The Subadvisers manage a number of accounts other than the Trust's portfolios. Although investment recommendations or determinations for the Trust's portfolios will be made by the Subadvisers independently from the investment recommendations and determinations made by them for any other account, investments deemed appropriate for the Trust's portfolios by the Subadvisers may also be deemed appropriate by them for other accounts, so that the same security may be purchased or sold at or about the same time for both the Trust's portfolios and other accounts. In such circumstances, the Subadvisers may determine that orders for the purchase or sale of the same security for the Trust's portfolios and one or more other accounts should be combined, in which event the transactions will be priced and allocated in a manner deemed by the Subadvisers to be equitable and in the best interests of the Trust Portfolios and such other accounts. While in some instances combined orders could adversely affect the price or volume of a security, the Trust believes that its participation in such transactions on balance will produce better overall results for the Trust.


     For the years ended December 31, 1995, 1994, 1993 and 1992, the Trust paid brokerage commissions in connection with portfolio transactions of $________, $5,510,656, $2,877,317 and $2,388,527, respectively, allocated among the portfolios as follows:


PORTFOLIO                              1995        1994            1993            1992
-------------------------------------------------------------------------------
Global Equity ..................                $2,358,799      $1,196,630      $  526,093
Pasadena Growth ................                $  187,089      $  114,811      $   33,900
Equity .........................                $1,011,437      $  600,555      $1,262,231
Value Equity ...................                $  383,033      $  181,956               -
Growth and Income ..............                $  487,223      $  308,818      $  127,882
Investment Quality Bond ........                $        0      $        0      $        0
U.S. Government Securities .....                $        0      $        0      $        0
Aggressive Asset Allocation ....                $  280,679      $  122,305      $  119,673
Moderate Asset Allocation ......                $  682,814      $  292,232      $  259,005
Conservative Asset Allocation ..                $  119,582      $   60,010      $   59,743
Strategic Bond .................                $        0      $        0      $        0


For the years ended December 31, 1995, 1994, 1993 and 1992, brokerage commissions were paid to GOLDMAN, SACHS & CO. by the portfolios as follows:

                         YEAR ENDED DECEMBER 31, 1995
                                                                         % OF AGGREGATE
                                               % OF TRUST'S BROKERAGE      $ AMOUNT OF
                                               COMMISSIONS REPRESENTED    TRANSACTIONS
PORTFOLIO                        COMMISSIONS       FOR THE PERIOD        FOR THE PERIOD
----------------------------------------------------------------------------------------
Pasadena Growth ................     $                   %                       %
Equity .........................     $                   %                       %
Value Equity ...................     $                   %                       %
Growth and Income ..............     $                   %                       %
Agressive Asset Allocation .....     $                   %                       %
Moderate Asset Allocaton .......     $                   %                       %
Conservative Asset Allocation ..     $                   %                       %


                          YEAR ENDED DECEMBER 31, 1994
                                                                         % OF AGGREGATE
                                               % OF TRUST'S BROKERAGE      $ AMOUNT OF
                                               COMMISSIONS REPRESENTED    TRANSACTIONS
PORTFOLIO                        COMMISSIONS       FOR THE PERIOD        FOR THE PERIOD
----------------------------------------------------------------------------------------
Pasadena Growth ................   $ 6,376             3.41%                  5.71%
Equity .........................   $ 8,032             0.79%                  0.03%
Value Equity ...................   $20,741             5.41%                  3.98%
Growth and Income ..............   $12,612             2.59%                  1.14%
Agressive Asset Allocation .....   $10,644             3.79%                  0.53%
Moderate Asset Allocaton .......   $25,501             3.73%                  3.21%
Conservative Asset Allocation ..   $   676             0.57%                  0.08%

                          YEAR ENDED DECEMBER 31, 1993
                                                                 % OF AGGREGATE
                                      % OF TRUST'S BROKERAGE      $ AMOUNT OF
                                     COMMISSIONS REPRESENTED     TRANSACTIONS
PORTFOLIO               COMMISSIONS       FOR THE PERIOD         FOR THE PERIOD
----------------------------------------------------------------------------------
Global Equity ......      $15,566            1.30%                  1.95%
Pasadena Growth ....      $ 4,500            3.92%                  9.33%
Equity .............      $ 5,755            0.96%                  1.71%
Value Equity .......      $27,565           15.15%                 16.68%
Growth and Income ..      $ 9,480            3.07%                  3.73%

                          YEAR ENDED DECEMBER 31, 1992
                                                                         % OF AGGREGATE
                                               % OF TRUST'S BROKERAGE      $ AMOUNT OF
                                               COMMISSIONS REPRESENTED    TRANSACTIONS
PORTFOLIO                        COMMISSIONS       FOR THE PERIOD        FOR THE PERIOD
----------------------------------------------------------------------------------------
Global Equity ..................      $7,546            1.43%               1.85%
Pasadena Growth ................      $2,040            6.02%               1.83%
Equity .........................      $925              0.07%               0.77%
Aggressive Asset Allocation ....      $888              0.74%               6.83%
Moderate Asset Allocation ......      $2,064            0.80%               3.34%
Conservative Asset Allocation ..      $438              0.73%               2.95%

For the years ended December 31, 1995, 1994, 1993 and 1992, brokerage commissions were paid to SALOMON BROTHERS INC by the portfolios as follows:

                         YEAR ENDED DECEMBER 31, 1995
                                                                         % OF AGGREGATE
                                               % OF TRUST'S BROKERAGE      $ AMOUNT OF
                                               COMMISSIONS REPRESENTED    TRANSACTIONS
PORTFOLIO                        COMMISSIONS       FOR THE PERIOD        FOR THE PERIOD
----------------------------------------------------------------------------------------
Global Equity .................      $                 %                        %
Pasadena ......................      $                 %
Equity ........................      $                 %                        %
Value Equity ..................      $                 %                        %
Growth and Income .............      $                 %                        %
Aggressive Asset Allocation ...      $                 %                        %
Moderate Asset Allocation .....      $                 %                        %
Conservative Asset Allocaton ..      $                 %                        %


                          YEAR ENDED DECEMBER 31, 1994
                                                                         % OF AGGREGATE
                                               % OF TRUST'S BROKERAGE      $ AMOUNT OF
                                               COMMISSIONS REPRESENTED    TRANSACTIONS
PORTFOLIO                        COMMISSIONS       FOR THE PERIOD        FOR THE PERIOD
----------------------------------------------------------------------------------------
Global Equity .................     $17,818           0.76%                  0.43%
Pasadena ......................     $ 4,200           2.24%                  2.08%
Equity ........................     $24,110           2.38%                  2.59%
Value Equity ..................     $17,052           4.45%                  4.09%
Growth and Income .............     $46,848           9.62%                  3.08%
Aggressive Asset Allocation ...     $ 1,063           0.38%                  4.74%
Moderate Asset Allocation .....     $ 2,641           0.39%                  6.03%
Conservative Asset Allocaton ..     $   607           0.51%                  2.07%

                          YEAR ENDED DECEMBER 31, 1993
                                                               % OF AGGREGATE
                                     % OF TRUST'S BROKERAGE      $ AMOUNT OF
                                     COMMISSIONS REPRESENTED    TRANSACTIONS
PORTFOLIO              COMMISSIONS       FOR THE PERIOD        FOR THE PERIOD
----------------------------------------------------------------------------------------
Global Equity ......      $14,144            1.18%                 0.71%
Equity .............      $15,426            2.57%                 1.58%
Value Equity .......      $8,748             4.81%                 3.34%
Growth and Income ..      $23,534            7.62%                 6.93%

                          YEAR ENDED DECEMBER 31, 1992
                                                                         % OF AGGREGATE
                                               % OF TRUST'S BROKERAGE      $ AMOUNT OF
                                               COMMISSIONS REPRESENTED    TRANSACTIONS
PORTFOLIO                        COMMISSIONS       FOR THE PERIOD        FOR THE PERIOD
----------------------------------------------------------------------------------------
Global Equity ..............      $10,194           1.94%                     1.17%
Pasadena Growth ............      $ 2,100           6.19%                     0.86%
Equity .....................      $ 3,862           0.31%                     0.34%
Moderate Asset Allocation ..      $    95           0.04%                     8.63%

                       PURCHASE AND REDEMPTION OF SHARES

     The Trust will redeem all full and fractional portfolio shares for cash at the net asset value per share of each portfolio. Payment for shares redeemed will generally be made within seven days after receipt of a proper notice of redemption. However, the Trust may suspend the right of redemption or postpone the date of payment beyond seven days during any period when (a) trading on the New York Stock Exchange is restricted, as determined by the Securities and Exchange Commission, or such Exchange is closed for other than weekends and holidays; (b) an emergency exists, as determined by the Commission, as a result of which disposal by the Trust of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Trust fairly to determine the value of its net assets; or (c) the Commission by order so permits for the protection of security holders of the Trust.

                        DETERMINATION OF NET ASSET VALUE

     The following supplements the discussion of the valuation of portfolio assets set forth in the Prospectus under the caption "Purchase and Redemption of Shares."

     Securities held by the portfolios except for debt instruments with remaining maturities of 60 days or less and all debt instruments held by the Money Market Trust will be valued as follows: securities which are traded on stock exchanges (including securities traded in both the over-the-counter market and on an exchange) are valued at the last sales price as of the close of the regularly scheduled trading of the New York Stock Exchange on the day the securities are being valued, or, lacking any sales, at the closing bid prices. Securities traded only in the over-the-counter market are valued at the last bid prices quoted by brokers that make markets in the securities at the close of trading on the New York Stock Exchange. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Trustees.

     Generally, trading in non-U.S. securities, as well as U.S. Government securities and money market instruments, is substantially completed each day at various times prior to the close of the regularly scheduled trading of the New York Stock Exchange. The values of such securities used in computing the net asset value of a portfolio's shares are generally determined as of such times. Occasionally, events which affect the values of such securities may occur between the times at which they are generally determined and the close of the New York Stock Exchange and would therefore not be reflected in the computation of a portfolio's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by the Subadvisers under procedures established and regularly reviewed by the Trustees.

     Debt instruments with a remaining maturity of 60 days or less held by each of the portfolios other than the Money Market Trust, and all instruments held by the Money Market Trust, will be valued on an amortized cost basis. Under this method of valuation, the instrument is initially valued at cost (or in the case of instruments initially valued at market value, at the market value on the day before its remaining maturity is such that it qualifies for amortized cost valuation); thereafter, the Trust assumes a constant proportionate amortization in value until maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received upon sale of the instrument.

     The Money Market Trust uses the amortized cost valuation method in reliance upon Rule 2a-7 under the Investment Company Act of 1940. As required by the Rule, the Money Market Trust will maintain a dollar weighted average maturity of 90 days or less. In addition, the Money Market Trust is permitted to purchase only securities that the Trustees determine to present minimal credit risks and which are at the time of purchase "eligible securities," as defined by the Rule. Generally, eligible securities must be rated by a nationally recognized statistical rating organization in one of the two highest rating categories for short-term debt obligations or be of comparable quality. The Money Market Trust will invest only in obligations that have remaining maturities of thirteen months or less.

        The Trustees have established procedures designed to stabilize, to the extent reasonably possible, the Money Market Trust's price per share as computed for the purpose of sales and redemptions at $10.00. Such procedures include a direction to the Adviser to establish procedures which will allow for the monitoring of the propriety of the continued use of amortized cost valuation to maintain a constant net asset value of $10.00 per share. Such procedures include a directive to the Adviser that requires that on determining net asset value per share based upon available market quotations, the Money Market Trust shall value weekly (a) all portfolio instruments for which market quotations are readily available at market, and (b) all portfolio instruments for which market quotations are not readily available or are not obtainable from a pricing service, at their fair value as determined in good faith by the Trustees, although the actual calculations may be made by persons acting pursuant to the direction of the Trustees. If the fair value of a security needs to be determined, the Subadviser will provide determinations, in accordance with procedures and methods established by the Trustees of the Trust, of the fair value of securities held by the Money Market Trust for which market quotations are not readily available for purposes of enabling the Money Market Trust's Custodian to calculate net asset value. The Adviser, with the Subadviser's assistance, periodically (but no less frequently than annually) shall prepare a written report to the Trustees verifying the accuracy of the pricing system or estimate. A non-negotiable security which is not treated as an illiquid security because it may be redeemed with the issuer, subject to a penalty for early redemption, shall be assigned a value that takes into account the reduced amount that would be received if it were currently liquidated. In the event that the deviation from the amortized cost exceeds .50 of 1% or more or a difference of $.05 per share in net asset value, the Adviser shall promptly call a special meeting of the Trustees to determine what, if any, action should be initiated. Where the Trustees believe the extent of any deviation from the Money Market Trust's amortized cost price per share may result in material dilution or other unfair results to investors or existing shareholders, they shall take such action as they deem appropriate to eliminate or reduce to the extent reasonably practical such dilution or unfair results. The actions that may be taken by the Trustees include, but are not limited to:
(a) redeeming shares in kind; (b) selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten the average portfolio maturity of the Money Market Trust; (c) withholding or reducing dividends;(d) utilizing a net asset value per share based on available market quotations;
(e)investing all cash in instruments with a maturity on the next business day. The Money Market Trust may also reduce the number of shares outstanding by redeeming proportionately from shareholders, without the payment of any monetary compensation, such number of full and fractional shares as is necessary to maintain the net asset value at $10.00 per share. Any such redemption will be treated as a negative dividend for purposes of the Net Investment Factor under the contracts issued by North American Security Life Insurance Company.

                                PERFORMANCE DATA

     Each of the portfolios may quote total return figures in its advertising and sales materials. Such figures will always include the average annual total return for recent one year and, when applicable, five and ten year periods and where less than five or ten years, the period since the portfolio, including its predecessor prior to the reorganization of the Fund on December 31, 1988, became available for investment. Where the period since inception is less than one year, the total return quoted will be the aggregate return for the period. The average annual total return is the average annual compounded rate of return that equates the initial amount invested to the market value of such investment on the last day of the period for which such return is calculated. For purposes of the calculation it is assumed that an initial payment of $1,000 is made on the first day of the period for which the return is calculated and that all dividends and distributions are reinvested at the net asset value on the reinvestment dates during the period. All recurring fees such as advisory fees charged to the Trust and all Trust expenses are reflected in the calculations. There are no non-recurring fees such as sales loads, surrender charges or account fees charged by the Trust. If the period since inception is less than one year, the figures will be based on an aggregate total return rather than an
average annual total return.   Because the Investment Quality Bond Trust
changed its investment objective and investment subadviser effective April 23, 1991, the Trust has elected to quote performance for that portfolio only since the date of the change in order to quote returns representative of its current objectives and/or produced by its current portfolio manager. For the same reasons, the Trust may elect to quote performance for the Equity, U.S. Government Securities, Money Market, and the three Asset Allocation Trusts only since December 13, 1991 when such portfolios changed portfolio managers.

                            TOTAL ANNUALIZED RETURN
============================================================================================
Trust               One Year Ended  Five Years Ended  Since Inception   Date first Available
                        6/30/95         6/30/95       through 6/30/95
--------------------------------------------------------------------------------------------
Global Equity                            6.25%            7.60%              03/18/88
--------------------------------------------------------------------------------------------
Pasadena Growth         22.48%            N/A             2.53%              12/11/92
--------------------------------------------------------------------------------------------
Equity                                  10.42%           13.18%              06/18/85
--------------------------------------------------------------------------------------------
Value Equity            17.23%            N/A            12.78%              02/19/93
--------------------------------------------------------------------------------------------
Growth and Income
International           20.38%            N/A            11.80%              04/23/91
--------------------------------------------------------------------------------------------
Growth and Income         N/A             N/A              N/A               01/9/95
--------------------------------------------------------------------------------------------
Strategic Bond           8.52%            N/A             5.19%              02/19/93
--------------------------------------------------------------------------------------------
Global Government
Bond                                    10.14%            8.26%              03/18/88
--------------------------------------------------------------------------------------------
Investment Quality
Bond                    12.38%            N/A             8.86%              04/23/91
--------------------------------------------------------------------------------------------
U.S. Government
Securities                               8.44%            8.41%              05/01/89
--------------------------------------------------------------------------------------------
Money Market             5.13%           4.44%            5.67%              06/18/85
--------------------------------------------------------------------------------------------
Cons. Asset
Allocation                               8.05%            6.60%              08/03/89
--------------------------------------------------------------------------------------------
Mod. Asset
Allocation                               8.51%            6.89%              08/03/89
--------------------------------------------------------------------------------------------
Aggr. Asset
Allocation                               8.60%            6.93%              08/03/89
============================================================================================


     The Trust may also from time to time include in advertising and sales literature the following: 1) information regarding its portfolio subadvisers, such as information regarding a subadvisers specific investment expertise, client base, assets under management or other relevant information; 2) quotations about the Trust, its portfolios or its investment subadvisers that appear in various publications and media; and 3) general discussions of economic theories, including but not limited to discussions of how demographics and political trends may effect future financial markets, as well as market or other relevant information.

                           ORGANIZATION OF THE TRUST

SHARES OF THE TRUST


     The Declaration of Trust authorizes the Trustees of the Trust to issue an unlimited number of full and fractional shares of beneficial interest having a par value of $.01 per share, to divide such shares into an unlimited number of series of shares and to designate the relative rights and preferences thereof, all without shareholder approval. The Trust currently has sixteen series of shares: the Small/Mid Cap, the International Small Cap, the Global Equity
Trust, the Pasadena Growth Trust, the Equity Trust, the Value Equity Trust, the Growth and Income Trust, the International Growth and Income Trust, the Strategic Bond Trust, the Global Government Bond Trust, the Investment Quality Bond Trust, the Money Market Trust, the U.S. Government Securities Trust, the Conservative Asset Allocation Trust, the Moderate Asset Allocation Trust and the Aggressive Asset Allocation Trust. The shares of each portfolio, when issued and paid for, will be fully paid and non-assessable and will have no preemptive or conversion rights. Holders of shares of any portfolio are entitled to redeem their shares as set forth under "Purchase and Redemption of Shares." The Trust reserves the right to later issue additional series of shares or separate classes of existing series of shares without the consent of outstanding shareholders.

     Each issued and outstanding share is entitled to participate equally in dividends and distributions declared by the respective portfolio and upon liquidation in the net assets of such portfolio remaining after satisfaction of outstanding liabilities. For these purposes and for purposes of determining the sale and redemption prices of shares, any assets which are not clearly allocable to a particular portfolio will be allocated in the manner determined by the Trustees. Accrued liabilities which are not clearly allocable to one or more portfolios will also be allocated among the portfolios in the manner determined by the Trustees.

     Shareholders of each portfolio of the Trust are entitled to one vote for each full share held (and fractional votes for fractional shares held) irrespective of the relative net asset values of the shares of the portfolio. All shares entitled to vote are voted by series, except that when voting for the election of Trustees and when otherwise permitted by the Investment Company Act of 1940, shares are voted in the aggregate and not by series. Only shares of a particular portfolio are entitled to vote on matters determined by the Trustees to affect only the interests of that portfolio. Pursuant to the Investment Company Act of 1940 and the rules and regulations thereunder, certain matters approved by a vote of a majority of all the shareholders of the Trust may not be binding on a portfolio whose shareholders have not approved such matter. There will normally be no meetings of shareholders for the purpose of electing Trustees unless and until less than a majority of the Trustees holding office has been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. Holders of not less than two-thirds of the outstanding shares of the Trust may remove a Trustee by a vote cast in person or by proxy at a meeting called for such purpose. Shares of the Trust do not have cumulative voting rights, which means that the holders of more than 50% of the Trust's shares voting for the election of Trustees can elect all of the Trustees if they so choose. In such event, the holders of the remaining shares would not be able to elect any Trustees. Shares held in Security Life's registered separate account are voted in accordance with instructions from variable contract owners.

     Under Massachusetts law, shareholders of the Trust could, under certain circumstances, be held personally liable for the obligations of the Trust. The Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trustees or any officer of the Trust. The Declaration of Trust provides for indemnification out of the property of a Trust portfolio for all losses and expenses of any shareholder held personally liable for the obligations of such portfolio. The Declaration of Trust also provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon, but only out of the property of a particular portfolio. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a particular portfolio would be unable to meet its obligations.

PRINCIPAL HOLDERS OF SECURITIES


     Security Life, a Delaware corporation and a wholly-owned subsidiary of North American Life, provided the initial capital for the Fund, the Trust's corporate predecessor, by purchasing for its general account 100,000 shares of the Equity Portfolio, 100,000 shares of the Bond Portfolio and 100,000 shares of the Money Market Portfolio, each at a price of $10.00 per share. On March 20, 1987, North American Life purchased all of Security Life's shares from Security Life at a price equal to the net asset value of the shares at the close of business on March 20, 1987. On December 23, 1987, the Fund redeemed all of the shares of the Equity and Bond Portfolios owned by North American Life. On February 12, 1988 North American Life provided the initial capital to the Global Equity, Global Government Bond and Convertible Securities Portfolios (now the U.S. Government Securities Trust) by purchasing 25,000 shares of each such portfolio at a price of $10.00 per share. On April 1, 1991 Security Life provided the initial capital to the Growth and Income Trust by purchasing 10,000 shares at the price of $10.00 per share. On January 6, 1995 and January 9, 1995, Security Life provided the initial capital to the International Growth and Income Trust by purchasing one share and 500,000 shares, respectively, at
10.00 per share. On _____, 1996, Security Life provided the initial capital to the Small/Mid Cap and the International Small Cap Trust by purchasing ___ shares of each at 10.00 per share.


     The Trust currently has three shareholders:   The Manufacturers Life
Insurance Company of America ("Manulife America"), Security Life and First North
American Life Assurance Company ("FNAL").   Security Life and FNAL hold Trust
shares attributable to variable contracts in their separate accounts registered
under the Investment Company Act of 1940.   Each shareholder will solicit voting
instructions from such variable and variable life contract owners and vote all shares held in proportion to the instructions received.


     Reflecting the conditions of section 817(h) and other provisions of the Internal Revenue Code and regulations thereunder, the By-laws of the Trust provide that shares of the Trust may be purchased only by the following eligible shareholders: (a) separate accounts of Security Life or of other insurance companies; (b) Security Life; (c) NASL Financial; (d) any corporation related in a manner specified in section 267(b) of the Internal Revenue Code to Security Life or to NASL Financial, including North American Life; and (e) any Trustee of a qualified pension of retirement plan. As a matter of operating policy, shares of the Trust may be purchased only by the eligible shareholders of categories
(a), (b) and (d).

                            REPORTS TO SHAREHOLDERS

     Annual and semi-annual reports containing financial statements of the Trust will be sent to contract owners.

                            INDEPENDENT ACCOUNTANTS

     The audited financial statements of the Trust at December 31, 1994 included in this Statement of Additional Information and the Supplementary Information for the period from the commencement of operations of the Trust's corporate predecessor through December 31, 1994 included in the Prospectus have been audited by Coopers & Lybrand, L.L.P., independent public accountants, as indicated in their report in this Statement of Additional Information and are included herein in reliance upon such report and upon the authority of such firm as experts in accounting and auditing.

                                 LEGAL COUNSEL


     Messrs. Jones & Blouch L.L.P., 1025 Thomas Jefferson Street, N.W., Washington, DC 20007, have passed upon certain legal matters relating to the federal securities laws.

NASL SERIES TRUST
FINANCIAL STATEMENTS
--------------------------------------------------------------------------------



                                                                         Page
                                                                         ----
    Statements of Assets and Liabilities ..............................    1

    Statements of Operations ..........................................    4

    Statements of Changes in Net Assets ...............................    7

    Financial Highlights ..............................................   11

    Portfolio of Investments:

       Global Equity Trust ............................................   25
       Pasadena Growth Trust ..........................................   27
       Equity Trust ...................................................   29
       Value Equity Trust .............................................   32
       Growth and Income Trust ........................................   33
       Strategic Bond Trust ...........................................   35
       Global Government Bond Trust ...................................   37
       International Growth and Income Trust ..........................   38
       Investment Quality Bond Trust ..................................   41
       U.S. Government Securities Trust ...............................   43
       Money Market Trust .............................................   44
       Aggressive, Moderate and Conservative Asset Allocation Trusts ..   45

    Notes to Financial Statements .....................................   65



NASL SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES - JUNE 30, 1995 - (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------

                                                               GLOBAL        PASADENA                        VALUE         GROWTH
                                                               EQUITY         GROWTH         EQUITY         EQUITY       AND INCOME
                                                               TRUST          TRUST          TRUST          TRUST          TRUST
                                                            ------------   ------------   ------------   ------------  -------------
ASSETS
Investment in securities, at  value* (Including
 a repurchase agreement of $69,585,000 in the
 Value Equity Trust) (See accompanying schedules) .......   $581,593,593   $215,305,937   $746,480,000   $305,960,025   $516,102,592
Receivable for forward foreign currency contracts
 to sell (Notes 2 and 8) ................................    100,443,999          -----          -----          -----          -----
Cash ....................................................         54,127            254            436            117            371
Foreign currency (Cost: $392,985, $1,454 and $89
 in the Global Equity Equity and Growth and Income
 Trusts, respectively) ..................................        393,238          -----          1,471          -----             98
Receivables:
    Investments sold ....................................      9,157,434      6,087,139      2,306,055      1,920,000        430,549
    Dividends ...........................................      1,918,889        222,125        706,906        166,751      1,748,690
    Interest ............................................          1,729            890          5,688         11,597         59,664
    Foreign tax withholding reclaim .....................        439,789          -----            330          -----          -----
Deferred organization expenses  (Note 2) ................          -----          4,909          -----          5,292         11,535
Other assets ............................................          6,337          1,909          6,070          2,625          4,588
                                                            ------------   ------------   ------------   ------------   ------------
         Total assets ...................................    694,009,135    221,623,163    749,506,956    308,066,407    518,358,087
                                                            ------------   ------------   ------------   ------------   ------------


LIABILITIES
Forward foreign currency contracts to sell, at
 value (Cost: $103,369,989) (Notes 2 and 8) .............    104,240,637          -----          -----          -----          -----
Payables:
    Investments purchased ...............................          -----      3,600,573        473,913          -----        684,250
    Dividend withholding tax ............................        257,525          -----          3,392          -----         45,607
    Custodian fee .......................................         42,768          3,558          8,357          3,373          5,452
    Other accrued expenses ..............................        142,078         35,435        118,032         51,078         92,005
                                                            ------------   ------------   ------------   ------------   ------------
         Total liabilities ..............................    104,683,008      3,639,566        603,694         54,451        827,314
                                                            ------------   ------------   ------------   ------------   ------------


NET ASSETS ..............................................   $589,326,127   $217,983,597   $748,903,262   $308,011,956   $517,530,773
                                                            ============   ============   ============   ============   ============


Net assets consist of:
    Undistributed net investment income .................   $  2,075,673   $    458,936   $  1,800,400   $  2,048,662   $  5,699,875
    Accumulated net realized gains (losses) on
     investments ........................................    (20,935,097)    (7,757,262)    15,225,854      5,888,891      3,518,947
    Unrealized appreciation (depreciation) on:
         Investments ....................................     33,612,007     29,950,007    144,807,366     32,246,798     75,738,297
         Foreign currency and forward foreign
          currency contracts ............................       (717,087)         -----             25          -----            654
    Capital shares at par value of $.01  (Note 4) .......        392,477        206,494        409,625        236,707        352,342
    Additional paid-in capital ..........................    574,898,154    195,125,422    586,659,992    267,590,898    432,220,659
                                                            ------------   ------------   ------------   ------------   ------------

         Net Assets .....................................   $589,326,127   $217,983,597   $748,903,262   $308,011,956   $517,530,773
                                                            ============   ============   ============   ============   ============

Capital shares outstanding  (Note 4) ....................     39,247,645     20,649,436     40,962,514     23,670,651     35,234,170
                                                            ------------   ------------   ------------   ------------   ------------

Net asset value, offering price and redemption
 price per share ........................................   $      15.02   $      10.56   $      18.28   $      13.01   $      14.69
                                                            ============   ============   ============   ============   ============

*Investment in securities, at identified
 cost  (Note 2) .........................................   $547,981,586   $185,355,930   $601,672,634   $273,713,227   $440,364,295
                                                            ============   ============   ============   ============   ============


   The accompanying notes are an integral part of the financial statements.

NASL SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES - JUNE 30, 1995 - (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------

                                                                             GLOBAL     INTERNATIONAL    INVESTMENT        U.S.
                                                             STRATEGIC     GOVERNMENT     GROWTH AND       QUALITY      GOVERNMENT
                                                               BOND           BOND           INCOME          BOND       SECURITIES
                                                               TRUST          TRUST          TRUST          TRUST         TRUST
                                                            ------------   ------------   -----------   ------------   ------------
ASSETS
Investment in securities, at value*  (See accompanying
 schedules)  ............................................   $ 98,743,769   $211,794,774   $53,419,702   $120,076,431   $203,462,158
Receivable for forward foreign currency contracts to sell
 (Notes 2 and 8) ........................................     13,274,264     68,956,929     3,365,776          -----          -----
Forward foreign currency contracts to buy, at value
 (Cost: $2,107,151, $56,331,066 and $236,602 in the
 Strategic Bond, Global Government Bond and International
 Growth and Income Trusts, respectively) (Notes 2 and 8)       2,136,259     57,550,106       235,974          -----          -----
Cash ....................................................            337          -----     4,983,259            931          2,933
Foreign currency (Cost: $1,922,963 and $4,121,145 in the
 International Growth and Income and Global Government
 Bond Trusts, respectively) .............................          -----      4,104,904     1,938,903          -----          -----
Receivables:
    Investments sold ....................................         32,609      9,400,552     2,637,696          -----          -----
    Dividends ...........................................          -----          -----       161,121          -----          -----
    Interest ............................................      2,119,069      4,550,563       174,753      2,119,913      2,797,794
    Foreign tax withholding reclaim .....................         10,623          -----        51,504          -----          -----
Deferred organization expenses  (Note 2) ................          7,939          -----        11,828          -----          -----
Other assets ............................................            866          2,217           201          1,089          1,835
                                                            ------------   ------------   -----------   ------------   ------------
         Total assets ...................................    116,325,735    356,360,045    66,980,717    122,198,364    206,264,720
                                                            ------------   ------------   -----------   ------------   ------------
LIABILITIES
Forward foreign currency contracts to sell, at value
 (Cost: $13,274,264, $69,763,094 and $3,364,287 in the
 Strategic Bond, Global Government Bond and International
 Growth and Income Trusts, respectively) (Notes 2 and 8)      13,375,731     71,573,747     3,358,641          -----          -----
Payables:
    Forward foreign currency contracts to buy
     (Notes 2 and 8) ....................................          -----     56,331,066         -----          -----          -----
    Investments purchased ...............................      4,199,643     10,803,763     3,572,777      2,740,152     16,973,602
    Dividend withholding tax ............................          -----          -----        27,796          -----          -----
    Interest withholding tax ............................          5,516        135,447         3,652            689          -----
    Custodian fee .......................................         17,547         35,041         -----          2,142          3,918
    Other accrued expenses ..............................         19,042         45,718            50         22,677         36,940
                                                            ------------   ------------   -----------   ------------   ------------
         Total liabilities ..............................     17,617,479    138,924,782     6,962,916      2,765,660     17,014,460
                                                            ------------   ------------   -----------   ------------   ------------

NET ASSETS ..............................................   $ 98,708,256   $217,435,263   $60,017,801   $119,432,704   $189,250,260
                                                            ============   ============   ===========   ============   ============
Net assets consist of:
    Undistributed net investment income .................   $  3,952,956   $  6,961,314   $   253,050   $  4,054,108   $  6,283,947
    Accumulated net realized gains (losses) on
     investments ........................................     (3,618,317)    (8,094,506)     (120,437)    (6,048,933)    (7,035,800)
    Unrealized appreciation (depreciation) on:
         Investments ....................................        213,637      3,801,618      (785,808)     4,908,996      5,381,455
         Foreign currency and forward foreign
          currency contracts ............................        (71,398)      (420,053)       34,275           ----          -----
    Capital shares at par value of $.01  (Note 4) .......         94,728        165,293        59,955         03,801        145,482
    Additional paid-in capital ..........................     98,136,650    215,021,599    60,576,766    116,414,732    184,475,176
                                                            ------------   ------------   -----------   ------------   ------------

         Net assets .....................................   $ 98,708,256   $217,435,263   $60,017,801   $119,432,704   $189,250,260
                                                            ============   ============   ===========   ============   ============

Capital shares outstanding  (Note 4) ....................      9,472,814     16,529,226     5,995,479     10,380,088     14,548,168
                                                            ------------   ------------   -----------   ------------   ------------

Net asset value, offering price and redemption price
 per share ..............................................   $      10.42   $      13.15   $     10.01   $      11.51   $      13.01
                                                            ============   ============   ===========   ============   ============

*Investment in securities, at identified cost  (Note 2)     $ 98,530,132   $207,993,156   $54,205,510   $115,167,435   $198,080,703
                                                            ============   ============   ===========   ============   ============

   The accompanying notes are an integral part of the financial statements.

NASL SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES - JUNE 30, 1995 - (UNAUDITED)
----------------------------------------------------------------------------------------------------------------------------------

                                                                                         AGGRESSIVE       MODERATE    CONSERVATIVE
                                                                           MONEY          ASSET           ASSET          ASSET
                                                                           MARKET       ALLOCATION     ALLOCATION     ALLOCATION
                                                                           TRUST          TRUST           TRUST          TRUST
                                                                        ------------   ------------   ------------   ------------

ASSETS
Investment in securities, at value*  (See accompanying schedules) ..    $266,510,093   $193,649,085   $646,683,175   $227,471,352
Forward foreign currency contracts to buy, at value (Cost: $485,041,
 $757,078 and $174,933 in the Aggressive, Moderate and Conservative
 Asset Allocation Trusts, respectively)  (Notes 2 and 8) ...........           -----        485,128        757,118        174,964
Cash ...............................................................             194        106,938            586            488
Foreign currency (Cost: $645,784, $1,347,840 and $158,601 in the
Aggressive, Moderate and Conservative Asset Allocation Trusts,
 respectively)  (Notes 2 and 8) ....................................           -----        650,353      1,351,060        159,751
Receivables:
    Investments sold ...............................................           -----        761,699      2,834,969        788,624
    Dividends ......................................................           -----        391,801        890,783        157,110
    Interest .......................................................         119,287        632,202      4,221,018      2,125,516
    Foreign tax withholding reclaim ................................           -----         41,146         86,855         13,094
Other assets .......................................................           2,814          1,763          5,925          2,075
                                                                        ------------   ------------   ------------   ------------
        Total assets ...............................................     266,632,388    196,720,115    656,831,489    230,892,974
                                                                        ------------   ------------   ------------   ------------


LIABILITIES
Payables:
    Forward foreign currency contracts to buy  (Notes 2 and 8) .....           -----        485,041        757,078        174,933
    Investments purchased ..........................................           -----      4,645,391     29,318,474      9,697,837
    Dividend withholding tax .......................................          40,515         35,772         80,771         11,392
    Custodian fee ..................................................           7,623         16,412         21,835         23,489
    Other accrued expenses .........................................          63,566         38,921        129,620         46,134
                                                                        ------------   ------------   ------------   ------------
        Total liabilities ..........................................         111,704      5,221,537     30,307,778      9,953,785
                                                                        ------------   ------------   ------------   ------------


NET ASSETS .........................................................    $266,520,684   $191,498,578   $626,523,711   $220,939,189
                                                                        ============   ============   ============   ============


Net assets consist of:
    Undistributed net investment income ............................           -----   $  2,609,735   $ 12,141,264   $  5,101,989
    Accumulated net realized gains (losses) on investments .........           -----      2,287,734      5,544,272     (2,918,684)
    Unrealized appreciation on:
        Investments ................................................           -----     16,556,243     40,771,495     10,627,041
        Foreign currency and forward foreign currency contracts ....           -----         14,461         28,559          4,434
    Capital shares at par value of $.01  (Note 4) ..................    $    266,521        164,238        550,095        204,496
    Additional paid-in capital .....................................     266,254,163    169,866,167    567,488,026    207,919,913
                                                                        ------------   ------------   ------------   ------------

        Net assets .................................................    $266,520,684   $191,498,578   $626,523,711   $220,939,189
                                                                        ============   ============   ============   ============

Capital shares outstanding  (Note 4) ...............................      26,652,068     16,423,795     55,009,464     20,449,605
                                                                        ------------   ------------   ------------   ------------

Net asset value, offering price and redemption price per share .....    $      10.00   $      11.66   $      11.39   $      10.80
                                                                        ============   ============   ============   ============

*Investment in securities, at identified cost  (Note 2) ............    $266,510,093   $177,092,842   $605,911,680   $216,844,311
                                                                        ============   ============   ============   ============



   The accompanying notes are an integral part of the financial statements.

NASL SERIES TRUST
STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 1995
(UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------
                                                               GLOBAL        PASADENA                        VALUE        GROWTH
                                                               EQUITY         GROWTH         EQUITY         EQUITY      AND INCOME
                                                               TRUST          TRUST          TRUST          TRUST         TRUST
                                                            ------------   -----------    ------------   -----------   -----------
Investment Income:
 Interest ..........................................        $    377,702   $   327,085    $  1,032,661   $ 1,602,585   $   727,178
 Dividends (Net of $563,960, $14,730, $21,842 and
 $95,251 withholding tax in the Global Equity,
 Pasadena Growth, Equity and Growth and Income
 Trusts, respectively) .............................           4,847,674     1,028,018       3,285,191     1,552,952     6,811,883
                                                            ------------   -----------    ------------   -----------   -----------
     Total income ..................................           5,225,376     1,355,103       4,314,852     3,155,537     7,539,061
                                                            ------------   -----------    ------------   -----------   -----------

Expenses:
 Investment adviser fees  (Note 6) .................           2,676,089       896,167       2,288,353     1,025,525     1,691,068
 Custodian fees ....................................             367,256        36,864         133,884        41,973        71,076
 Audit and legal fees ..............................              40,496        11,606          38,422        16,149        29,020
 Registration and filing fees ......................              37,428        10,665          35,391        14,853        26,736
 Amortization of deferred organization expenses
  (Note 2) .........................................               -----           992           -----           992         7,430
 Trustees fees and expenses  (Note 7) ..............              10,995         3,168          10,521         4,421         7,906
 Miscellaneous .....................................               8,807         2,277           7,881         2,962         5,950
                                                            ------------   -----------    ------------   -----------   -----------
   Expenses before waiver or reimbursement by
    subadviser  (Note 6) ...........................           3,141,071       961,739       2,514,452     1,106,875     1,839,186
   Reimbursement of expenses by subadviser .........               -----        65,572           -----         -----         -----
                                                            ------------   -----------    ------------   -----------   -----------

     Total expenses ................................           3,141,071       896,167       2,514,452     1,106,875     1,839,186
                                                            ------------   -----------    ------------   -----------   -----------


     Net investment income .........................           2,084,305       458,936       1,800,400     2,048,662     5,699,875
                                                            ------------   -----------    ------------   -----------   -----------


Realized and unrealized gain on investments and
  foreign currency:
 Net realized gain (loss) on:
     Investment transactions .......................         (20,140,230)      428,774      22,516,172     5,888,891     2,836,635
     Foreign currency and forward foreign currency
      contracts ....................................            (792,128)        -----        (137,113)        -----       682,312
 Change in unrealized appreciation (depreciation) on:
     Investments ...................................          21,939,458    28,837,812     121,768,027    32,300,245    58,549,027
     Translation of foreign currency and
      forward foreign currency contracts ...........            (692,738)        -----            (437)        -----         1,656
                                                            ------------   -----------    ------------   -----------   -----------

 Net gain on investments and foreign currency ......             314,362    29,266,586     144,146,649    38,189,136    62,069,630
                                                            ------------   -----------    ------------   -----------   -----------


     Net increase in net assets resulting
      from operations ..............................        $  2,398,667   $29,725,522    $145,947,049   $40,237,798   $67,769,505
                                                            ============   ===========    ============   ===========   ===========



   The accompanying notes are an integral part of the financial statements.

NASL SERIES TRUST
STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 1995
(UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------

                                                                             GLOBAL      INTERNATIONAL    INVESTMENT        U.S.
                                                             STRATEGIC     GOVERNMENT     GROWTH AND       QUALITY      GOVERNMENT
                                                               BOND           BOND           INCOME          BOND       SECURITIES
                                                               TRUST          TRUST          TRUST          TRUST         TRUST
                                                            ------------   ------------   -----------   ------------   ------------

Investment Income:
    Interest (Net of $172,750, $131,160, $15,506, $689
    and $297 withholding tax in the Strategic Bond,
    Global Government Bond, International Growth and
    Income, Investment Quality Bond and U.S. Government
    Securities Trusts, respectively) ...................    $ 4,348,928    $ 7,908,703    $  93,431     $ 4,488,667    $ 7,096,649
    Dividends (Net of $46,849 withholding tax in the
     International Growth and Income Trust) ............          -----          -----      291,653           -----          -----
                                                            -----------     -----------   ---------     -----------    -----------
         Total income ..................................      4,348,928       7,908,703     385,084       4,488,667      7,096,649
                                                            -----------     -----------   ---------     -----------    -----------

Expenses:
    Investment adviser fees  (Note 5) ..................        342,319         851,986     112,575         374,266        602,829
    Custodian fees .....................................         55,687         130,951      16,659          41,371         44,966
    Audit and legal fees ...............................          5,810          14,369         879           7,677         12,486
    Registration and filing fees .......................          5,365          13,240         809           7,109         11,566
    Amortization of deferred organization expenses
     (Note 2) ..........................................          1,488           -----         803           -----          -----
    Trustees fees and expenses  (Note 7) ...............          1,589           3,902         234           2,144          3,460
    Miscellaneous ......................................          1,245           3,376          97           1,992          3,020
                                                            -----------     -----------   ---------     -----------    -----------

         Total expenses ................................        413,503       1,017,824     132,034         434,559        678,327
                                                            -----------     -----------   ---------     -----------    -----------


         Net investment income .........................      3,935,425       6,890,879     253,050       4,054,108      6,418,322
                                                            -----------     -----------   ---------     -----------    -----------


Realized and unrealized gain (loss) on investments and
  foreign currency:
    Net realized gain (loss) on:
         Investment transactions .......................     (1,311,209)       (761,709)    259,755        (446,084)     2,129,446
         Foreign currency and forward foreign currency
           contracts ...................................        721,009       3,288,102    (380,192)          -----          -----
    Change in unrealized appreciation (depreciation) on:
         Investments ...................................      5,644,088      13,868,365    (785,808)      9,243,266      9,649,624
         Translation of foreign currency and
          forward foreign currency contracts ...........        (28,585)       (359,954)     34,275           -----          -----
                                                            -----------     -----------   ---------     -----------    -----------

    Net gain (loss) on investments and foreign currency       5,025,303      16,034,804    (871,970)      8,797,182     11,779,070
                                                            -----------     -----------   ---------     -----------    -----------


         Net increase (decrease) in net assets resulting
          from operations ..............................    $ 8,960,728     $22,925,683   $(618,920)    $12,851,290    $18,197,392
                                                            ===========     ===========   =========     ===========    ===========


   The accompanying notes are an integral part of the financial statements.

NASL SERIES TRUST
STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 1995
(UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                          AGGRESSIVE       MODERATE    CONSERVATIVE
                                                                               MONEY         ASSET           ASSET          ASSET
                                                                              MARKET      ALLOCATION     ALLOCATION     ALLOCATION
                                                                               TRUST         TRUST           TRUST          TRUST
                                                                            ----------    -----------    -----------  -----------
Investment Income:
    Interest (Net of $699 and $2,345 withholding tax in the Aggressive
     and Moderate Asset Allocation Trusts, respectively) ..............     $8,054,691    $ 2,026,174    $11,557,335  $ 5,459,153
    Dividends (Net of $92,777, $225,912 and $29,457 withholding tax in the Aggressive, Moderate and Conservative Asset
     Allocation Trusts, respectively) ................................           -----      1,444,240      3,257,671      634,047
                                                                            ----------    -----------    -----------  -----------
          Total income ...............................................       8,054,691      3,470,414     14,815,006    6,093,200
                                                                            ----------    -----------    -----------  -----------

Expenses:
    Investment adviser fees  (Note 6) ................................         653,559        685,394      2,269,508      805,646
    Custodian fees ...................................................          44,032        136,893        243,419      117,840
    Audit and legal fees .............................................          18,218         12,228         40,861       14,594
    Registration and filing fees .....................................          16,827         11,302         37,749       13,489
    Trustees fees and expenses  (Note 7) .............................           4,936          3,342         11,156        3,983
    Miscellaneous ....................................................           3,668          3,156          9,667        3,617
                                                                            ----------    -----------    -----------  -----------

          Total expenses .............................................         741,240        852,315      2,612,360      959,169
                                                                            ----------    -----------    -----------  -----------


          Net investment income ......................................       7,313,451      2,618,099     12,202,646     5,134,031
                                                                            ----------    -----------    -----------   -----------


Realized and unrealized gain on investments, futures and foreign currency:
    Net realized gain (loss) on:
      Investment transactions ........................................           -----      1,678,926      1,320,692     2,028,783
      Futures contracts ..............................................           -----     (1,452,876)    (3,213,731)     (541,473)
      Foreign currency and forward foreign currency contracts ........           -----      1,995,787      7,924,806       737,735
    Change in unrealized appreciation (depreciation) on:
      Investments ....................................................           -----     14,827,988     44,593,159    13,353,313
      Futures contracts ..............................................           -----        189,235        412,895        67,265
      Translation of foreign currency and
        forward foreign currency contracts ...........................           -----          1,938        (47,306)      (30,383)
                                                                            ----------    -----------    -----------   -----------

    Net gain on investments, futures and foreign currency ............           -----     17,240,998     50,990,515    15,615,240
                                                                            ----------    -----------    -----------   -----------


          Net increase in net assets resulting from operations .......      $7,313,451    $19,859,097    $63,193,161   $20,749,271
                                                                            ==========    ===========    ===========   ===========





   The accompanying notes are an integral part of the financial statements.

NASL SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
                                                    GLOBAL                                    PASADENA
                                                 EQUITY TRUST                               GROWTH TRUST
                                        -----------------------------                ----------------------------
                                        SIX  MONTHS                                   SIX MONTHS
                                           ENDED              YEAR                        ENDED           YEAR
                                          06/30/95            ENDED                     06/30/95          ENDED
                                        (UNAUDITED)         12/31/94                  (UNAUDITED)       12/31/94
                                        -------------    ------------               -------------    ------------
Increase (decrease) in net assets:
Operations:
 Net investment income ...............   $  2,084,305    $  2,412,913               $    458,936     $    834,112
 Net realized gain (loss) on:
    Investment transactions ..........    (20,140,230)     27,723,033                    428,774       (6,205,010)
    Foreign currency and forward
     foreign currency contracts ......       (792,128)     (3,297,130)              ------------         (137,113)
 Change in unrealized appreciation
  (depreciation) on:
    Investments ......................     21,939,458     (30,879,531)                28,837,812         (746,806)
    Foreign currency and forward
     foreign currency contracts ......       (692,738)         29,893                      -----            -----

Net increase (decrease) in net
  assets resulting from
   operations ........................      2,398,667      (4,010,822)                29,725,522       (6,117,704)

Distributions to shareholders from:
 Net investment income ...............     (2,969,604)       (677,274)                  (834,112)        (520,348)
 Net realized gains on investments
  and foreign currency transactions ..    (27,013,345)     (7,076,483)                     -----            -----

Increase in net assets from capital
 share transactions  (Note 4) ........        772,528     250,031,306                 37,365,485       53,398,858
                                         ------------    ------------               ------------     ------------
Total increase (decrease)
 in net assets .......................   (26,811,754)     238,266,727                 66,256,895       46,760,806
Net assets at beginning of period ....   616,137,880      377,871,153                151,726,702      104,965,896
                                        ------------     ------------               ------------     ------------
Net assets at end of period ..........  $589,326,127     $616,137,880               $217,983,597     $151,726,702
                                        ============     ============               ============     ============
Undistributed net investment income ..  $  2,075,673     $  2,412,913               $    458,936     $    834,112
                                        ============     ============               ============     ============

                                                                                                VALUE
                                                 EQUITY TRUST                               EQUITY TRUST
                                        -----------------------------                ----------------------------
                                        SIX  MONTHS                                   SIX MONTHS
                                           ENDED              YEAR                        ENDED           YEAR
                                          06/30/95            ENDED                     06/30/95          ENDED
                                        (UNAUDITED)         12/31/94                  (UNAUDITED)       12/31/94
                                        -------------    ------------               -------------    ------------
Increase (decrease) in net assets:
Operations:
 Net investment income ...............  $  1,800,400     $  4,079,883               $  2,048,662     $  1,721,862
 Net realized gain (loss) on:
    Investment transactions ..........    22,516,172       (5,142,011)                 5,888,891        2,091,517
    Foreign currency and forward
     foreign currency contracts ......      (137,113)          12,970                      -----            -----
 Change in unrealized appreciation
  (depreciation) on:
    Investments ......................   121,768,027       (2,473,332)                32,300,245       (5,044,529)
    Foreign currency and forward
     foreign currency contracts ......          (437)             462                      -----            -----
                                        ------------     ------------               ------------     ------------
Net increase (decrease) in net
  assets resulting from
   operations ........................   145,947,049       (3,522,028)                40,237,798       (1,213,150)

Distributions to shareholders from:
 Net investment income ...............    (4,092,853)      (1,293,216)                (1,721,862)        (499,620)
 Net realized gains on investments
  and foreign currency transactions ..         -----      (21,652,190)                (2,091,517)        (262,345)

Increase in net assets from capital
 share transactions  (Note 4) ........    72,487,115      173,187,168                 49,752,203      137,356,061
                                        ------------     ------------               ------------     ------------
Total increase (decrease)
 in net assets .......................   214,341,311      146,719,734                 86,176,622      135,362,946
Net assets at beginning of period ....   534,561,951      387,842,217                221,835,334       86,472,888
                                        ------------     ------------               ------------     ------------
Net assets at end of period ..........  $748,903,262     $534,561,951               $308,011,956     $221,835,334
                                        ============     ============               ============     ============
Undistributed net investment income ..  $  1,800,400     $  4,079,883               $  2,048,662     $  1,721,562
                                        ============     ============               ============     ============


   The accompanying notes are an integral part of the financial statements.

NASL SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS
---------------------------------------------------------------------------------------------------------------------------------
                                                 GROWTH AND                                    STRATEGIC
                                                INCOME TRUST                                  BOND TRUST
                                        -----------------------------                ----------------------------
                                        SIX  MONTHS                                   SIX MONTHS
                                           ENDED              YEAR                        ENDED           YEAR
                                          06/30/95            ENDED                     06/30/95          ENDED
                                        (UNAUDITED)         12/31/94                  (UNAUDITED)       12/31/94
                                        -------------    ------------               -------------    ------------
Increase (decrease) in net assets:      $  5,699,875     $  8,554,134               $  3,935,425     $  5,682,980
Operations:                                2,836,635        4,449,869                 (1,311,209)      (2,356,585)
 Net investment income ...............       682,312           (4,973)                   721,009       (2,128,445)
 Net realized gain (loss) on:             58,549,027       (4,089,736)                 5,644,088       (5,649,435)
     Investment transactions .........         1,656           (1,002)                   (28,585)        (138,382)
                                        ------------     ------------               ------------     ------------
 Net increase (decrease) in net assets
  resulting from operations ..........    67,769,505        8,908,292                  8,960,728       (4,589,867)
Distributions to shareholders from:
 Net investment income ...............    (8,549,161)      (4,722,494)                (4,125,434)      (1,838,642)
 Net realized gains on investments and
  foreign currency transactions ......    (4,313,653)      (4,429,956)                     -----         (291,974)
 Increase (decrease) in net
  assets from capital share
  transactions  (Note 4) .............    53,089,737      121,013,774                  9,439,996       37,513,081
                                        ------------     ------------               ------------     ------------
Total increase in net assets .........   107,996,428      120,769,616                 14,275,290       30,792,598
Net assets at beginning of period ....   409,534,345      288,764,729                 84,432,966       53,640,368
                                        ------------     ------------               ------------     ------------
Net assets at end of period ..........  $517,530,773     $409,534,345               $ 98,708,256     $ 84,432,966
                                        ============     ============               ============     ============
Undistributed net investment income ..  $  5,699,875     $  8,554,134               $  3,952,956     $  5,682,980
                                        ============     ============               ============     ============

                                                                                                     INTERNATIONAL
                                                     GLOBAL GOVERNMENT                                GROWTH AND
                                                         BOND TRUST                                  INCOME TRUST
                                                -----------------------------                 -------------------------
                                                 SIX  MONTHS                                            01/0995*
                                                    ENDED              YEAR                               TO
                                                  06/30/95            ENDED                            06/30/95
                                                (UNAUDITED)         12/31/94                          (UNAUDITED)
                                                -------------    ------------                 -------------------------
Increase (decrease) in net assets:

Operations:
 Net investment income ...............          $  6,890,879     $ 13,288,441                         $    253,050
 Net realized gain (loss) on:
     Investment transactions .........              (761,709)     (15,161,567)                             259,755
      Foreign currency forward
       foreign currency contracts ....             3,288,102        2,805,755                             (380,192)
 Change in unrealized appreciation
  (depreciation on:
      Investments ....................            13,868,365      (14,313,961)                            (785,808)
      Foreign currency and forward
       foreign currency contracts ....              (359,954)        (252,058)                              34,275
                                                ------------     ------------                         ------------
 Net increase (decrease) in net assets
  resulting from operations ..........            22,925,683      (13,633,390)                            (618,920)
Distributions to shareholders from:
 Net investment income ...............           (11,483,093)      (4,984,315)                               -----
 Net realized gain on investments and
  foreign currency transactions ......                 -----       (6,059,984)                               -----
 Increase (decrease) in net
  assets from capital share
   transactions (Note 4) .............            (2,519,995)      36,373,364                           60,636,721
                                                ------------     ------------                         ------------
Total increase in net assets .........             8,922,595       11,695,675
Net assets at beginning of period ....           208,512,670      196,816,995                                -----
                                                ------------     ------------                         ------------
Net assets at end of period ..........          $217,435,263     $208,512,670                         $ 60,017,801
                                                ============     ============                         ============
Undistributed net investment income ..          $  6,961,314     $ 13,288,441                         $    253,050
                                                ============     ============                         ============

-------------------
* Commencement of operations


   The accompanying notes are an integral part of the financial statements.

NASL SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
                                                    INVESTMENT QUALITY            U.S. GOVERNMENT                MONEY MARKET
                                                       BOND TRUST                SECURITIES TRUST                   TRUST
                                             ---------------------------   ---------------------------   --------------------------
                                             SIX MONTHS                    SIX MONTHS                    SIX MONTHS
                                                ENDED           YEAR          ENDED            YEAR           ENDED         YEAR
                                               06/30/95        ENDED         06/30/95         ENDED         06/30/95       ENDED
                                             (UNAUDITED)      12/31/94     (UNAUDITED)      12/31/94      (UNAUDITED)    12/31/94
                                             ------------   ------------   ------------  -------------   ------------  ------------
Increase (decrease) in net assets:
Operations:
 Net investment income ...................   $  4,054,108   $  7,074,815   $  6,418,322   $ 11,807,528   $  7,313,451  $  9,112,848
 Net realized gain (loss) on
   investment transactions ...............       (446,084)    (4,776,012)     2,129,446     (9,158,110)         -----         -----
 Change in unrealized appreciation
   (depreciation) on investments ..........     9,243,266     (7,428,247)     9,649,624     (5,645,645)         -----         -----
                                             ------------   ------------   ------------   ------------   ------------  ------------
   Net increase (decrease) in net assets
    resulting from operations .............    12,851,290     (5,129,444)    18,197,392     (2,996,227)     7,313,451     9,112,848

Distributions to shareholders from:
 Net investment income ....................    (7,077,320)    (4,745,354)   (11,856,226)    (8,773,625)    (7,313,451)   (9,112,848)
 Net realized gains on investments ........         -----          -----          -----     (2,599,570)         -----         -----

   Increase (decrease) in net assets from
    capital share transactions  (Note 4) ..     2,235,378     21,823,760     (5,904,254)   (18,888,972)   (10,153,122)  144,399,345
                                             ------------   ------------   ------------   ------------   ------------  ------------
Total increase (decrease) in net assets ...     8,009,348     11,948,962        436,912    (33,258,394)   (10,153,122)  144,399,345
Net assets at beginning of period .........   111,423,356     99,474,394    188,813,348    222,071,742    276,673,806   132,274,461
                                             ------------   ------------   ------------   ------------   ------------  ------------
Net assets at end of period ...............  $119,432,704   $111,423,356   $189,250,260   $188,813,348   $266,520,684  $276,673,806
                                             ============   ============   ============   ============   ============  ============
Undistributed net investment income .......  $  4,054,108   $  7,074,815   $  6,283,947   $ 11,807,528   $      -----   $     -----
                                             ============   ============   ============   ============   ============   ===========


   The accompanying notes are an integral part of the financial statements.

NASL SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
                                                   AGGRESSIVE ASSET               MODERATE ASSET           CONSERVATIVE ASSET
                                                   ALLOCATION TRUST              ALLOCATION TRUST           ALLOCATION TRUST
                                                ----------------------      -------------------------     ---------------------
                                                SIX MONTHS                  SIX MONTHS                    SIX MONTHS
                                                   ENDED          YEAR         ENDED           YEAR         ENDED          YEAR
                                                 06/30/95        ENDED       06/30/95         ENDED       06/30/95        ENDED
                                               (UNAUDITED)     12/31/94    (UNAUDITED)      12/31/94     (UNAUDITED)     12/31/94
                                               ------------  ------------  ------------   ------------   ------------  ------------
Increase (decrease) in net assets:
Operations:
 Net investment income .....................   $  2,618,099  $  5,235,271  $ 12,202,646   $ 25,570,598   $  5,134,031  $ 11,588,833
 Net realized gain (loss) on:
   Investment transactions .................      1,678,926     6,569,414     1,320,692      5,151,440      2,028,783    (5,512,747)
   Futures contracts .......................     (1,452,876)     (180,011)   (3,213,731)      (921,011)      (541,473)       49,768
   Foreign currency and forward foreign
     currency contracts ....................      1,995,787        17,865     7,924,806       (657,486)       737,735      (352,436)
 Change in unrealized appreciation
  (depreciation) on:
    Investments ............................     14,827,988   (12,785,972)   44,593,159    (39,233,463)    13,353,313   (10,429,286)
    Futures contracts ......................        189,235      (185,853)      412,895       (404,043)        67,265       (54,855)
    Foreign currency and forward foreign
     currency contracts ....................          1,938        12,523       (47,306)        75,865        (30,383)       34,817
                                               ------------  ------------  ------------   ------------   ------------  ------------
    Net increase (decrease) in net assets
     resulting from operations .............     19,859,097    (1,316,763)   63,193,161    (10,418,100)    20,749,271    (4,675,906)

Distributions to shareholders from:
 Net investment income .....................     (5,166,253)   (4,671,543)  (24,223,191)   (22,106,187)   (10,860,847)  (10,206,968)
 Net realized gains on investments, futures
 and foreign currency transactions .........     (6,299,483)   (6,656,551)   (5,181,586)   (20,585,004)         -----    (5,487,838)

    Increase (decrease) in net assets from
     capital share transactions  (Note 4) ..     (1,556,598)   22,858,831   (11,755,748)    13,343,677     (5,664,975)  (13,031,021)
                                               ------------  ------------  ------------   ------------   ------------  ------------
Total increase (decrease) in net assets ....      6,836,763    10,213,974    22,032,636    (39,765,614)     4,223,449   (33,401,724)
                                               ------------  ------------  ------------   ------------   ------------  ------------
Net assets at beginning of period ..........    184,661,815   174,447,841   604,491,075    644,256,689    216,715,740   250,117,464
Net assets at end of period ................   $191,498,578  $184,661,815  $626,523,711   $604,491,075   $220,939,189  $216,715,740
                                               ============  ============  ============   ============   ============  ============
Undistributed net investment income ........   $  2,609,735  $  5,235,271  $ 12,141,264   $ 25,570,598   $  5,101,989  $ 11,588,833
                                               ============  ============  ============   ============   ============  ============


   The accompanying notes are an integral part of the financial statements.

NASL SERIES TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
------------------------------------------------------------------------------------------------------------------------------
                                                                        GLOBAL EQUITY TRUST
                                             ---------------------------------------------------------------------------------
                                             SIX MONTHS                 YEARS ENDED DECEMBER 31,
                                                ENDED     ---------------------------------------------------------   3/18/88*
                                              06/30/95                                                                  TO
                                             (UNAUDITED)    1994      1993      1992      1991      1990      1989    12/31/88
                                             -----------  --------  --------  --------  --------  --------  --------  --------
Net asset value, beginning
 of period ................................  $     15.74  $  15.73  $  12.00  $  12.24  $  11.00  $  12.57  $  10.15  $  10.03


Income from investment operations:
----------------------------------
  Net investment income (loss)  (B) .......         0.05      0.05      0.12      0.10      0.16      0.12      0.10     (0.05)
  Net realized and unrealized gain (loss)
   on investments and foreign currency
   transactions ...........................         ----      0.22      3.79     (0.19)     1.23     (1.41)     2.32      0.17
                                             -----------  --------  --------  --------  --------  --------  --------  --------

       Total from investment operations ...         0.05      0.27      3.91     (0.09)     1.39     (1.29)     2.42      0.12

Less distributions:
-------------------
  Dividends from net investment income ....        (0.08)    (0.02)    (0.18)    (0.15)    (0.15)    (0.04)     ----      ----
  Distributions from capital gains ........        (0.69)    (0.24)     ----      ----      ----     (0.24)     ----      ----
                                             -----------  --------  --------  --------  --------  --------  --------  --------

    Total distributions ...................        (0.77)    (0.26)    (0.18)    (0.15)    (0.15)    (0.28)     ----      ----
                                             -----------  --------  --------  --------  --------  --------  --------  --------

Net asset value, end of period ............  $     15.02  $  15.74  $  15.73  $  12.00  $  12.24  $  11.00  $  12.57  $  10.15
                                             ===========  ========  ========  ========  ========  ========  ========  ========

    Total return ..........................         0.32%     1.74%    32.89%    (0.72%)   12.80%   (10.43%)   23.84%     1.20%

Net assets, end of period (000's) .........  $   589,326  $616,138  $377,871  $116,731  $ 89,003  $ 63,028  $ 26,223  $  2,143

Ratio of operating expenses to
 average net assets  (C) ..................         1.05%(A)  1.08%     1.16%     1.16%     1.23%     1.28%     1.62%     3.98%(A)

Ratio of net investment income (loss) to
 average net assets .......................         0.70%(A)  0.44%     0.77%     1.12%     1.47%     1.97%     1.82%    (1.71%)(A)

Portfolio turnover rate ...................           40%(A)    52%       52%       69%       74%       67%      109%       81%(A)

-----------------------------
*    Commencement of operations.

(A)  Annualized
(B)  After expense reimbursement per share of $0.02 in 1988.
(C) The ratio of operating expenses, before reimbursement from the investment adviser, was 4.53% in 1988.


    The accompanying notes are an integral part of the financial statements.

NASL SERIES TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
----------------------------------------------------------------------------------------------------------------
                                                                         PASADENA GROWTH TRUST
                                                        --------------------------------------------------------
                                                        SIX MONTHS
                                                          ENDED        YEARS ENDED DECEMBER 31,         12/11/92*
                                                         06/30/95    ---------------------------           TO
                                                        (UNAUDITED)       1994            1993          12/31/92
                                                        -----------     --------        --------        --------
Net asset value, beginning of period ...                 $    9.05      $   9.55        $   9.93        $  10.00

Income from investment operations:
----------------------------------
Net investment income  (B) .............                      0.02          0.04            0.05            0.00
Net realized and unrealized gain
 (loss) on investments .................                      1.53         (0.50)          (0.42)          (0.07)
                                                         ----------     --------        --------        --------
     Total from investment operations ..                      1.55         (0.46)          (0.37)          (0.07)

Less distributions:
-------------------
Dividends from net investment income ...                     (0.04)        (0.04)          (0.01)           ----
                                                         ---------      --------        --------        --------
     Total distributions ...............                     (0.04)        (0.04)          (0.01)           ----
                                                         ---------      --------        --------        --------
Net asset value, end of period .........                 $   10.56      $   9.05        $   9.55        $   9.93
                                                         =========      ========        ========        ========

     Total return ......................                     17.20%        (4.80%)         (3.80%)         (0.70%)

Net assets, end of period (000's) ......                 $ 217,984      $151,727        $104,966        $ 31,118

Ratio of  operating expenses to
 average net assets  (C) ...............                     0.975%(A)     0.975%          0.975%           1.06%(A)

Ratio of net investment income to
 average net assets ....................                     0.50%(A)       0.65%           0.75%           1.04%(A)

Portfolio turnover rate ................                       54%(A)         33%             12%              0%(A)

-------------------------------
*   Commencement of operations.

(A) Annualized
(B) After subadviser expense reimbursement per share of $0.002, $0.006 and
    $0.01 for the six months ended June 30, 1995 and the years ended December 31,
    1994 and 1993, respectively.
(C) The ratio of operating expenses, before reimbursement from the subadviser, was 1.04%, 1.06% and 1.09% for the six months ended June 30, 1995 and the years ended December 31, 1994 and 1993, respectively.


    The accompanying notes are an integral part of the financial statements.

NASL SERIES TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
----------------------------------------------------------------------------------------------------------------------------------
                                                                                   EQUITY TRUST
                                       --------------------------------------------------------------------------------------------
                                       SIX MONTHS
                                         ENDED                               YEARS ENDED DECEMBER 31,
                                        06/30/95   --------------------------------------------------------------------------------
                                       (UNAUDITED)   1994    1993**    1992     1991     1990     1989     1988     1987     1986
                                       ----------- -------- -------- -------- -------- -------- -------- -------- -------- --------
Net asset value, beginning
 of period ............................. $  14.66  $  15.57 $  13.97 $  13.12 $  11.33 $  19.14 $  15.17 $  12.57 $  13.01 $  11.39

Income from investment operations:
----------------------------------
 Net investment income  (B) ............     0.04      0.11     0.07     0.64     0.14     0.24     0.29     0.15     0.19     0.27
 Net realized and unrealized gain
  (loss) on investments and
   foreign currency transactions .......     3.69     (0.18)    2.11     0.38     1.88    (1.95)    3.87     2.45     0.97     1.80
                                         --------  -------- -------- -------- -------- -------- -------- -------- -------- --------

 Total from investment
    operations .........................     3.73     (0.07)    2.18     1.02     2.02    (1.71)    4.16     2.60     1.16     2.07

Less distributions:
-------------------
  Dividends from net investment income .    (0.11)    (0.05)   (0.58)   (0.17)   (0.23)   (0.29)   (0.12)    ----    (0.14)   (0.24)
  Distributions from capital gains .....     ----     (0.79)    ----     ----     ----    (5.81)   (0.07)    ----    (1.46)   (0.21)
                                         --------  -------- -------- -------- -------- -------- -------- -------- -------- --------

   Total distributions .................     (0.11)   (0.84)   (0.58)   (0.17)   (0.23)   (6.10)   (0.19)    ----    (1.60)   (0.45)
                                         --------  -------- -------- -------- -------- -------- -------- -------- -------- --------

Net asset value, end of period ......... $   18.28 $  14.66 $  15.57 $  13.97 $  13.12 $  11.33 $  19.14 $  15.17 $  12.57 $  13.01
                                         ========= ======== ======== ======== ======== ======== ======== ======== ======== ========

   Total  return .......................     25.52%   (0.53%)  16.31%    7.93%   17.94%  (11.79%)  27.70%   20.71%    6.87%   18.50%

Net assets, end of period (000's) ...... $ 748,903 $534,562 $387,842 $192,626 $ 88,235 $ 36,564 $ 32,108 $133,852 $ 37,001 $  1,408

Ratio of operating expenses to
 average net assets  (C) ...............   0.82%(A)    0.84%    0.88%    0.95%    0.89%    0.97%    1.02%    1.08%    1.15%    1.41%

Ratio of net investment income to
 average net assets ....................   0.59%(A)    0.88%    0.50%    7.31%    2.23%    2.74%    1.90%    1.80%    1.33%    1.19%

Portfolio turnover rate ................    100%(A)     132%     173%     782%     172%      95%     111%      49%      64%     209%
                                         6/18/85*
                                            TO
                                         12/31/85
                                         --------
Net asset value, beginning
 of period ............................. $  10.72

Income from investment operations:
----------------------------------
 Net investment income  (B) ............     0.12
 Net realized and unrealized gain
  (loss) on investments and
   foreign currency transactions .......     0.55
                                         --------
 Total from investment
    operations .........................     0.67

 Less distributions:
--------------------
 Dividends from net investment income ..     ----
 Distributions from capital gains ......     ----
                                         --------

   Total distributions .................     ----
                                         --------

Net asset value, end of period ......... $  11.39
                                         ========

   Total  return .......................     6.20%

Net assets, end of period (000's) ......   $1,143

Ratio of operating expenses to
 average net assets  (C) ...............     1.57%(A)

Ratio of net investment income to
 average net assets ....................     2.05%(A)

Portfolio turnover rate ................      214%(A)

-------------------------------
*   Commencement of operations.
** Net investment income per share has been calculated using the average shares method for fiscal year 1993.
(A) Annualized
(B) After expense reimbursement per share of $0.02 , $0.53 and $0.14 in 1987, 1986 and 1985, respectively.
(C) The ratio of operating expenses, before reimbursement from the investment adviser, was 1.30%, 3.71% and 4.69% in 1987, 1986 and 1985, respectively.


    The accompanying notes are an integral part of the financial statements.

NASL SERIES TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------
                                                 VALUE EQUITY TRUST
                                          --------------------------------
                                          SIX MONTHS
                                             ENDED       YEAR     02/19/93*
                                           06/30/95      ENDED       TO
                                          (UNAUDITED)  12/31/94** 12/31/93
                                          -----------  --------   --------
Net asset value, beginning
 of period ............................    $   11.33   $  11.31   $  10.00

Income from investment operations:
----------------------------------
Net investment income .................         0.08       0.12       0.07
Net realized and unrealized gain
 (loss) on investments ................         1.78      (0.03)      1.24
                                           ---------   --------   --------
        Total from investment
         operations ...................         1.86       0.09       1.31

Less distributions:
-------------------
Dividends from net investment income ..        (0.08)     (0.05)      ----
Distributions from capital gains ......        (0.10)     (0.02)      ----
                                           ---------   --------   --------
        Total distributions ...........        (0.18)     (0.07)      ----
                                           ---------   --------   --------
Net asset value, end of period ........    $   13.01   $  11.33   $  11.31
                                           =========   ========   ========

        Total return ..................        16.51%      0.79%     13.10%

Net assets, end of period (000's) .....    $ 308,012   $221,835   $ 86,472

Ratio of  operating expenses to
 average net assets ...................         0.86%(A)   0.87%      0.94%(A)

Ratio of net investment income to
 average net assets ...................         1.59%(A)   1.08%      1.30%(A)

Portfolio turnover rate ...............           36%(A)     26%        33%(A)

-------------------------------
*   Commencement of operations.
** Net investment income per share has been calculated using the average shares method for fiscal year 1994.
(A) Annualized


    The accompanying notes are an integral part of the financial statements.

NASL SERIES TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
----------------------------------------------------------------------------------------------
                                                          GROWTH AND INCOME TRUST
                                           ---------------------------------------------------
                                           SIX MONTHS
                                              ENDED       YEARS ENDED DECEMBER 31,     4/23/91*
                                            06/30/95    ----------------------------     TO
                                           (UNAUDITED)    1994      1993      1992    12/31/91
                                           -----------  --------  --------  --------  --------
Net asset value, beginning
 of period ...............................  $  13.04    $  13.05  $  12.10  $  11.08  $  10.00

Income from investment operations:
----------------------------------
  Net investment income ..................      0.15        0.25      0.17      0.20      0.13
  Net realized and unrealized gain
   on investments and foreign currency
   transactions ..........................      1.89        0.11      0.98      0.92      0.95
                                            --------    --------  --------  --------  --------
       Total from investment operations ..      2.04        0.36      1.15      1.12      1.08

Less distributions:
-------------------
  Dividends from net investment income ...     (0.26)      (0.19)    (0.18)    (0.10)     ----
  Distributions from capital gains .......     (0.13)      (0.18)    (0.02)     ----      ----
                                            --------    --------  --------  --------  --------
       Total distributions ...............     (0.39)      (0.37)    (0.20)    (0.10)     ----
                                            --------    --------  --------  --------  --------
Net asset value, end of period ...........  $  14.69    $  13.04  $  13.05  $  12.10  $  11.08
                                            ========    ========  ========  ========  ========

       Total  return .....................     15.86%       2.85%     9.62%    10.23%    10.80%

Net assets, end of period (000's) ........  $517,531    $409,534  $288,765  $130,984  $ 57,404

Ratio of operating expenses to
 average net assets ......................      0.81%(A)    0.82%     0.85%     0.85%     0.98%(A)

Ratio of net investment income to
 average net assets ......................      2.51%(A)    2.40%     2.29%     2.78%     2.92%(A)

Portfolio turnover rate                           43%(A)      42%       39%       44%       62%(A)

------------------------------------------
*   Commencement of operations.
(A) Annualized


    The accompanying notes are an integral part of the financial statements.

NASL SERIES TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------
                                                STRATEGIC BOND TRUST
                                          -------------------------------
                                          SIX MONTHS
                                             ENDED       YEAR    02/19/93*
                                            06/30/95     ENDED      TO
                                          (UNAUDITED)  12/31/94  12/31/93
                                          -----------  --------  --------
Net asset value, beginning
 of period .............................   $   9.91    $  10.88  $  10.00

Income from investment operations:
----------------------------------
  Net investment income ................       0.40        0.57      0.33
  Net realized and unrealized gain (loss)
   on investments and foreign currency
    transactions .......................       0.58       (1.22)     0.55
                                           --------    --------  --------
        Total from investment
         operations ....................       0.98       (0.65)     0.88

Less distributions:
-------------------
  Dividends from net investment income .      (0.47)      (0.28)     ----
  Distributions from capital gains .....       ----       (0.04)     ----
                                           --------    --------  --------
        Total distributions ............      (0.47)      (0.32)     ----
                                           --------    --------  --------
Net asset value, end of period .........   $  10.42    $   9.91  $  10.88
                                           ========    ========  ========

        Total return ...................      10.16%      (5.99%)    8.80%

Net assets, end of period (000's) ......    $ 98,708   $ 84,433  $ 53,640

Ratio of  operating expenses to
 average net assets ....................        0.93%(A)   0.91%     1.00%(A)

Ratio of net investment income to
 average net assets ....................        8.84%(A)   7.49%     6.56%(A)

Portfolio turnover rate ................         189%(A)    197%      356%(A)

----------------------------------------
*   Commencement of operations.

(A) Annualized


    The accompanying notes are an integral part of the financial statements.

NASL SERIES TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------
                                                                      GLOBAL GOVERNMENT BOND TRUST
                                            ---------------------------------------------------------------------------------
                                            SIX MONTHS
                                               ENDED                      YEARS ENDED DECEMBER 31,                    3/18/88*
                                             06/30/95     ---------------------------------------------------------     TO
                                            (UNAUDITED)    1994      1993      1992      1991      1990      1989    12/31/88
                                            -----------  --------  --------  --------  --------  --------  --------  --------
Net asset value, beginning
 of period ..............................    $  12.47    $  13.93  $  12.47  $  12.88  $  11.59  $  10.50  $  10.21  $  10.03

Income from investment operations:
----------------------------------
  Net investment income .................        0.42        0.74      0.59      0.42      0.55      0.25      0.45      0.14
  Net realized and unrealized gain
   (loss) on investments and
    foreign currency transactions .......        0.95       (1.54)     1.67     (0.16)     1.21      1.13      ----      0.04
                                             --------    --------  --------  --------  --------  --------  --------  --------
      Total from investment operations ..        1.37       (0.80)     2.26      0.26      1.76      1.38      0.45      0.18

Less distributions:
-------------------
 Dividends from net investment income ...       (0.69)      (0.30)    (0.70)    (0.43)    (0.46)    (0.24)    (0.09)     ----
 Distributions from capital gains .......        ----       (0.36)    (0.10)    (0.24)    (0.01)    (0.05)    (0.07)     ----
                                             --------    --------  --------  --------  --------  --------  --------  --------
      Total distributions ...............       (0.69)      (0.66)    (0.80)    (0.67)    (0.47)    (0.29)    (0.16)     ----
                                             --------    --------  --------  --------  --------  --------  --------  --------
Net asset value, end of period ..........    $  13.15    $  12.47  $  13.93  $  12.47  $  12.88  $  11.59  $  10.50  $  10.21
                                             ========    ========  ========  ========  ========  ========  ========  ========

      Total  return .....................       11.13%      (5.75%)   18.99%     2.27%    15.86%    13.49%     4.49%     1.79%

Net assets, end of period (000's) .......    $217,435    $208,513  $196,817  $ 67,859  $ 28,251  $ 11,582  $  4,065  $  1,355

Ratio of operating expenses to
 average net assets .....................        0.95%(A)    0.96%     1.06%     1.05%     1.14%     1.21%     1.50%     3.39%(A)

Ratio of net investment income to
 average net assets .....................        6.42%(A)    6.10%     5.61%     6.71%    17.28%     6.62%     7.15%     3.74%(A)

Portfolio turnover rate .................         168%(A)     157%      154%      132%      164%      142%       50%      234%(A)

-------------------------------
*   Commencement of operations.

(A) Annualized


    The accompanying notes are an integral part of the financial statements.

NASL SERIES TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------
                               INTERNATIONAL GROWTH AND
                                     INCOME TRUST
                             ---------------------------
                                      01/09/95*
                                         TO
                                      06/30/95
                                    (UNAUDITED)
                             ---------------------------
Net asset value, beginning
 of period .......................... $ 10.00


Income from investment operations:
----------------------------------
 Net investment income ..............    0.04
 Net realized and unrealized loss
  on investments and foreign currency
   transactions .....................   (0.03)
                                      -------
      Total from investment
       operations ...................    0.01

Net asset value, end of period ...... $ 10.01
                                      =======

      Total return ..................    0.10%


Net assets, end of period (000's) ... $60,018

Ratio of  operating expenses to
average net assets ..................    1.11%(A)

Ratio of net investment income to
average net assets ..................    2.14%(A)

Portfolio turnover rate .............      63%(A)

-----------------------------
* Commencement of operations.

(A) Annualized



    The accompanying notes are an integral part of the financial statements.

NASL SERIES TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
---------------------------------------------------------------------------------------------------------------------------------
                                                                            INVESTMENT QUALITY BOND TRUST
                                        -----------------------------------------------------------------------------------------
                                         SIX MONTHS                             YEARS ENDED DECEMBER 31,
                                           ENDED      ----------------------------------------------------------------------------
                                          06/30/95
                                        (UNAUDITED)     1994       1993     1992     1991**    1990      1989      1988      1987
                                        -----------   --------    -------   -------  -------  -------   -------  --------  -------
Net asset value, beginning
 of period ............................. $  11.01     $  12.12    $ 11.58   $ 11.33  $ 10.74  $ 12.37   $ 11.55  $  10.79  $ 11.58

Income from investment operations:
----------------------------------
 Net investment income  (B) ............     0.43         0.66       0.60      0.63     0.76     1.12      0.75      0.57     0.81
 Net realized and unrealized gain
  (loss) on investments ................     0.81        (1.23)      0.53      0.15     0.85    (1.50)     0.51      0.19    (0.50)
    Total from investment
     operations ........................     1.24        (0.57)      1.13      0.78     1.61    (0.38)     1.26      0.76     0.31

Less distributions:
-------------------
 Dividends from net investment income ..    (0.74)       (0.54)     (0.59)    (0.53)   (1.02)   (1.25)    (0.44)     ----    (0.88)
 Distributions from capital gains ......     ----         ----       ----      ----     ----     ----      ----      ----    (0.22)
                                         --------     --------    -------   -------  -------  -------   -------  --------  -------
    Total distributions ................    (0.74)       (0.54)     (0.59)    (0.53)   (1.02)   (1.25)    (0.44)     ----    (1.10)
                                         --------     --------    -------   -------  -------  -------   -------  --------  -------
Net asset value, end of period ......... $  11.51     $  11.01    $ 12.12   $ 11.58  $ 11.33  $ 10.74   $ 12.37  $  11.55  $ 10.79
                                         ========     ========    =======   =======  =======  =======   =======  ========  =======

    Total  return ......................    11.56%       (4.64%)    10.01%     7.21%   16.07%   (2.73%)   11.34%     7.09%    2.61%

Net assets, end of period (000's) ...... $119,433     $111,423    $99,474   $60,185  $38,896  $20,472   $26,965  $114,221  $25,131

Ratio of operating expenses to
 average net assets  (C) ...............     0.75%(A)     0.76%      0.77%     0.80%    0.85%    0.70%     0.83%     0.89%    0.95%

Ratio of net investment income to
 average net assets ....................     6.98%(A)     6.49%      6.03%     6.96%    7.47%    8.41%     8.77%     7.97%    7.46%

Portfolio turnover rate ................      213%(A)     140%         33%       59%     115%     120%      351%       94%     201%

                                                              6/18/85*
                                                                 TO
                                                  1986        12/31/85
                                                 ------       --------
Net asset value, beginning
 of period .............................         $11.18         $10.28

Income from investment operations:
----------------------------------
 Net investment income  (B) ............           1.02           0.55
 Net realized and unrealized gain
  (loss) on investments ................           0.37           0.35
                                                 ------         ------
    Total from investment
     operations ........................           1.39           0.90

Less distributions:
-------------------
 Dividends from net investment income ..          (0.69)          ----
 Distributions from capital gains ......          (0.30)          ----

    Total distributions ................          (0.99)          ----
                                                 ------         ------
Net asset value, end of period .........         $11.58         $11.18
                                                 ======         ======

    Total  return ......................          13.25%          8.72%

Net assets, end of period (000's) ......         $1,295         $1,120

Ratio of operating expenses to
 average net assets  (C) ...............           1.16%          1.31%(A)

Ratio of net investment income to
 average net assets ....................           8.11%          9.99%(A)

Portfolio turnover rate ................            127%           165%(A)

-------------------------
*   Commencement of operations.
** The Investment Quality Bond Trust is the successor to the Bond Trust effective April 23, 1991.

(A) Annualized
(B) After expense reimbursement per share of $0.02, $0.28 and $0.12 in 1987, 1986 and 1985, respectively.
(C) The ratio of operating expenses, before reimbursement from the investment adviser, was 1.14%, 3.38% and 3.55% in 1987, 1986 and 1985, respectively.


    The accompanying notes are an integral part of the financial statements.

NASL SERIES TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
------------------------------------------------------------------------------------------------------------------------------
                                                             U.S. GOVERNMENT SECURITIES TRUST
                                          ------------------------------------------------------------------------------------
                                          SIX MONTHS                    YEARS ENDED DECEMBER 31,
                                             ENDED       -----------------------------------------------------------  3/18/88*
                                           06/30/95                                                                     TO
                                          (UNAUDITED)      1994       1993       1992      1991      1990     1989** 12/31/88
                                          -----------    --------   --------   --------   -------   -------  ------  --------
Net asset value, beginning
 of period ..............................   $  12.64     $  13.48   $  13.05   $  12.85   $ 11.83   $ 10.98  $ 9.81   $10.03


Income from investment operations:
----------------------------------
 Net investment income  (B) .............       0.52         0.77       0.48       0.10      0.19      1.07    0.20     0.07
 Net realized and unrealized gain
  (loss) on investments .................       0.72        (0.95)      0.49       0.65      1.40     (0.13)   1.08    (0.29)
                                            --------     --------   --------   --------   -------   -------  ------   ------
      Total from investment operations ..       1.24        (0.18)      0.97       0.75      1.59      0.94    1.28    (0.22)

Less distributions:
-------------------
 Dividends from net investment income ...      (0.87)       (0.51)     (0.46)     (0.38)    (0.53)    (0.08)  (0.11)    ----
 Distributions from capital gains .......       ----        (0.15)     (0.08)     (0.17)    (0.04)    (0.01)   ----     ----
                                            --------     --------   --------   --------   -------   -------  ------   ------
      Total distributions ...............      (0.87)       (0.66)     (0.54)     (0.55)    (0.57)    (0.09)  (0.11)    ----
                                            --------     --------   --------   --------   -------   -------  ------   ------
Net asset value, end of period ..........   $  13.01     $  12.64   $  13.48   $  13.05   $ 12.85   $ 11.83  $10.98   $ 9.81
                                            ========     ========   ========   ========   =======   =======  ======   ======

      Total  return .....................      10.10%       (1.25%)     7.64%      6.19%    14.01%     8.63%  13.16%   (2.19%)

Net assets, end of period (000's) .......   $189,250     $188,813   $222,072   $125,945   $29,246   $10,469  $5,905   $  344

Ratio of operating expenses to
 average net assets  (C).................       0.73%(A)     0.73%      0.75%      0.76%     0.87%     1.04%   0.90%    5.16%(A)

Ratio of net investment income to
 average net assets......................       6.86%(A)     5.68%      5.05%      6.12%     7.09%     7.70%   6.66%    1.16%(A)

Portfolio turnover rate .................        459%(A)      387%       213%       141%      233%      284%    330%     156%(A)

----------------------------
*    Commencement of operations.
** The U.S. Government Securities Trust is the successor to the Convertible Securities Trust effective May 1, 1989.

(A)  Annualized
(B) After expense reimbursement per share of $0.01 and $0.06 in 1989 and 1988, respectively.
(C) The ratio of operating expenses, before reimbursement from the investment adviser, was 1.62% and 6.16% in 1989 and 1988, respectively.


    The accompanying notes are an integral part of the financial statements.

NASL SERIES TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
---------------------------------------------------------------------------------------------------------------------------------
                                                                     MONEY MARKET TRUST
                                   --------------------------------------------------------------------------------------------
                                                                   YEARS ENDED DECEMBER 31,
                                   SIX MONTHS  -------------------------------------------------------------------
                                     ENDED                                                                           6/18/85*
                                    06/30/95                                                                            TO
                                  (UNAUDITED)  1994    1993    1992    1991    1990    1989    1988   1987    1986   12/31/85
                                  ----------- ------  ------  ------  ------  ------  ------  ------ ------  ------  --------
Net asset value, beginning
 of period .......................   $10.00   $10.00   $10.00  $10.00  $10.00  $10.00  $10.00  $10.00 $10.00 $10.00  $10.00

Income from investment operations:
----------------------------------
Net investment income  (B)........     0.28     0.38     0.27    0.33    0.56    0.75    0.72   0.57   0.60    0.56    0.36

Less distributions:
-------------------
Dividends from net
 investment income ...............    (0.28)   (0.38)   (0.27)  (0.33)  (0.56)  (0.75)  (0.72)  (0.57) (0.60) (0.56)  (0.36)
                                     ------ -------- -------- ------- ------- ------- ------- ------- ------ ------  ------
Net asset value, end of period ...   $10.00   $10.00   $10.00  $10.00  $10.00  $10.00  $10.00  $10.00 $10.00 $10.00  $10.00
                                     ======   ======   ======  ======  ======  ======  ======  ====== ====== ======  =======

      Total  return ..............     2.81%    3.78%    2.69%   3.36%   5.71%   7.76%   8.56%   6.77%  6.13%  5.74%   3.61%

Net assets, end of period (000's). $266,521 $276,674 $132,274 $89,535 $79,069 $85,040 $19,403 $12,268 $7,147 $1,046  $1,001

Ratio of operating expenses to
 average net assets  (C) .........    0.56%(A)  0.57%    0.59%   0.60%   0.60%   0.57%   0.79%   0.99%  0.78%  1.11%   1.21%(A)

Ratio of net investment income to
average net assets ...............    5.55%(A)  3.93%    2.66%   3.28%   5.65%   7.27%   8.26%   6.68%  5.86%  6.84%   6.84%(A)

-------------------------------
*    Commencement of operations.
(A)  Annualized
(B) After expense reimbursement per share of $0.08, $0.23 and $0.12 in 1987, 1986 and 1985, respectively.
(C) The ratio of operating expenses, before reimbursement from the investment adviser, was 1.57%, 3.43% and 3.50% in 1987, 1986 and 1985, respectively.


    The accompanying notes are an integral part of the financial statements.

NASL SERIES TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
----------------------------------------------------------------------------------------------------------------------
                                                                AGGRESSIVE ASSET ALLOCATION TRUST
                                          ----------------------------------------------------------------------------
                                          SIX MONTHS                    YEARS ENDED DECEMBER 31,
                                             ENDED       --------------------------------------------------   8/03/89*
                                           06/30/95                                                             TO
                                          (UNAUDITED)      1994       1993       1992      1991      1990    12/31/89
                                          -----------    --------   --------   --------   -------   -------  --------
Net asset value, beginning
 of period ..............................   $11.17       $12.03     $11.25     $10.72     $9.08     $9.88    $10.00

Income from investment operations:
----------------------------------
 Net investment income ..................     0.18         0.31       0.34       0.30      0.36      0.36      0.08

 Net realized and unrealized gain
  (loss) on investments and
  foreign currency transactions .........     1.05        (0.41)      0.79       0.55      1.69     (1.07)    (0.20)
                                            ------       ------     ------     ------    ------     -----    ------
      Total from investment operations ..     1.23        (0.10)      1.13       0.85      2.05     (0.71)    (0.12)

Less distributions:
-------------------
 Dividends from net investment income ...   (0.33)        (0.31)     (0.30)     (0.32)    (0.41)    (0.07)     ----
 Distributions from capital gains .......   (0.41)        (0.45)     (0.05)      ----      ----     (0.02)     ----
                                            ------       ------     ------     ------    ------     -----    ------
    Total distributions .................   (0.74)        (0.76)     (0.35)     (0.32)    (0.41)    (0.09)     ----
                                            ------       ------     ------     ------    ------     -----    ------
Net asset value, end of period ..........   $11.66       $11.17     $12.03     $11.25    $10.72     $9.08     $9.88
                                            ======       ======     ======     ======    ======     =====    ======

    Total  return .......................   11.25%        (0.69%)    10.30%      8.24%    22.96%    (7.27%)   (1.20%)

Net assets, end of period (000's) ....... $191,499     $184,662   $174,448   $151,627  $124,632   $91,581   $87,301

Ratio of operating expenses to
 average net assets .....................     0.92%(A)     0.89%      0.86%      0.89%     0.88%     0.78%     0.89%(A)

Ratio of net investment income to
 average net assets .....................     2.84%(A)     2.90%      2.96%      3.08%     3.63%     4.08%     3.32%(A)

Portfolio turnover rate .................      119%(A)      136%        92%       123%      172%       82%       22%(A)

-----------------------------
*   Commencement of operations.

(A) Annualized


    The accompanying notes are an integral part of the financial statements.

NASL SERIES TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
----------------------------------------------------------------------------------------------------------------------
                                                                     MODERATE ASSET ALLOCATION TRUST
                                          ----------------------------------------------------------------------------
                                          SIX MONTHS                    YEARS ENDED DECEMBER 31,
                                             ENDED       --------------------------------------------------   8/03/89*
                                           06/30/95                                                             TO
                                          (UNAUDITED)      1994       1993       1992      1991      1990    12/31/89
                                          -----------    --------   --------   --------   -------   -------  --------
Net asset value, beginning
 of period ..............................   $10.79       $11.76     $11.14     $10.72    $ 9.29     $10.03   $10.00

Income from investment operations:
----------------------------------
 Net investment income ..................     0.24         0.45       0.41       0.41      0.42       0.48     0.11

 Net realized and unrealized gain
  (loss) on investments and
  foreign currency transactions .........     0.91        (0.65)      0.67       0.43      1.50      (1.10)   (0.08)
                                            ------       ------     ------     ------    ------     ------   ------
      Total from investment operations ..     1.15        (0.20)      1.08       0.84      1.92      (0.62)    0.03

Less distributions:
-------------------
 Dividends from net investment income ...    (0.45)       (0.40)     (0.39)     (0.42)    (0.49)     (0.10)    ----
 Distributions from capital gains .......    (0.10)       (0.37)     (0.07)      ----      ----      (0.02)    ----
                                            ------       ------     ------     ------    ------     ------   ------
    Total distributions .................    (0.55)       (0.77)     (0.46)     (0.42)    (0.49)     (0.12)    ----
                                            ------       ------     ------     ------    ------     ------   ------
Net asset value, end of period ..........   $11.39       $10.79     $11.76     $11.14    $10.72     $ 9.29   $10.03
                                            ======       ======     ======     ======    ======     ======   ======

    Total  return .......................    10.84%       (1.61%)    10.06%      8.30%    21.23%     (6.23%)   0.30%

Net assets, end of period (000's) ....... $626,524     $604,491   $644,257   $505,967  $420,074   $327,328 $318,439

Ratio of operating expenses to
 average net assets......................     0.86%(A)     0.85%      0.84%      0.87%     0.86%      0.73%    0.79%(A)

Ratio of net investment income to
 average net assets .....................     4.00%(A)     4.01%      4.02%      4.21%     4.38%      5.10%    4.51%(A)

Portfolio turnover rate .................      147%(A)      180%       135%       169%      168%        76%      41%(A)

-----------------------------
*   Commencement of operations.

(A) Annualized


    The accompanying notes are an integral part of the financial statements.

NASL SERIES TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
----------------------------------------------------------------------------------------------------------------------
                                                                CONSERVATIVE ASSET ALLOCATION TRUST
                                          ----------------------------------------------------------------------------
                                          SIX MONTHS                    YEARS ENDED DECEMBER 31,
                                             ENDED       --------------------------------------------------   8/03/89*
                                           06/30/95                                                             TO
                                          (UNAUDITED)      1994       1993       1992      1991      1990    12/31/89
                                          -----------    --------   --------   --------   -------   -------  --------
Net asset value, beginning
 of period ..............................   $10.34       $11.26     $10.78     $10.63    $ 9.56     $10.11    $10.00

Income from investment operations:
----------------------------------
 Net investment income ..................     0.28         0.55       0.50       0.47      0.58       0.62     0.15
 Net realized and unrealized gain
  (loss) on investments and
  foreign currency transactions .........     0.73        (0.76)      0.44       0.26      1.15      (1.01)    (0.04)
                                            ------       ------     ------     ------    ------     ------    ------
      Total from investment operations ..     1.01        (0.21)      0.94       0.73      1.73      (0.39)     0.11

Less distributions:
-------------------
 Dividends from net investment income ...    (0.55)       (0.46)     (0.46)     (0.58)    (0.66)     (0.13)     ----
 Distributions from capital gains .......     ----        (0.25)      ----       ----      ----      (0.03)     ----
                                            ------       ------     ------     ------    ------     ------    ------
    Total distributions .................    (0.55)       (0.71)     (0.46)     (0.58)    (0.66)     (0.16)     ----
                                            ------       ------     ------     ------    ------     ------    ------
Net asset value, end of period ..........   $10.80       $10.34     $11.26     $10.78    $10.63     $ 9.56    $10.11
                                            ======       ======     ======     ======    ======     ======    ======

    Total  return .......................     9.96%       (1.84%)     8.99%      7.36%    18.80%     (3.84%)    1.10%

Net assets, end of period (000's) ....... $220,939     $216,716   $250,117   $201,787  $165,167   $149,901  $141,191

Ratio of operating expenses to
average net assets ......................     0.89%(A)     0.87%      0.86%      0.89%     0.88%      0.76%     0.82%(A)

Ratio of net investment income to
 average net assets .....................     4.74%(A)     4.86%      4.78%      4.99%     5.65%      6.68%     6.00%(A)

Portfolio turnover rate .................      126%(A)      220%       170%       252%      211%        78%       85%(A)

-----------------------------
*   Commencement of operations.

(A) Annualized


    The accompanying notes are an integral part of the financial statements.

NASL SERIES TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1995 - UNAUDITED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
__________________________________________________________________________

GLOBAL EQUITY TRUST



                                                      Shares      Value
                                                    --------- -----------
       COMMON STOCKS-98.44%
       FORESTRY-1.08%
       Fletcher Challenge, Ltd .................... 1,115,417 $ 3,131,991
       Fletcher Challenge, Ltd (Forest Division) ..         4           5
       Nippon High Pack ...........................   349,250   3,131,733
                                                              -----------
                                                                6,263,729
       MINING-2.28%
       QNI, Ltd* .................................. 6,505,400   8,877,532
           Western Mining Corporation Holdings ..     794,725   4,371,947
                                                              -----------
                                                               13,249,479

       OIL & GAS EXPLORATION-1.98%
       Phillips Petroleum Company .................   132,400   4,418,850
       Schlumberger, Ltd ..........................   114,700   7,125,738
                                                              -----------
                                                               11,544,588

       BUILDING MATERIALS & CONSTRUCTION-3.36%
       Felcor Suite ...............................   100,000   2,550,000
       Fluor Corporation ..........................   100,000   5,200,000
       Taihei Dengyo Kausha, Ltd ..................   318,800   4,852,245
       Tenox Corporation ..........................       700       9,663
       Yokogawa Bridge Corporation ................   510,000   6,919,946
                                                              -----------
                                                               19,531,854

       FOOD PRODUCTS-1.62%
       Grand Metropolitan ........................    715,100   4,383,858
       RJR Nabisco Holdings ......................          1          28
       Universal Foods Corporation ...............    155,000   5,018,125
                                                              -----------
                                                                9,402,011

       TEXTILE PRODUCTS-1.37%
       ASDA Group, PLC ............................ 5,270,330   7,962,084
                                                              -----------

       PAPER, PRINTING & PUBLISHING-1.86%
       OJI Paper Company, Ltd .....................   650,000   6,250,369
       The News Corporation, Class A ..............         1           5
       The News Corporation, Ltd, Pfd .............         1           6
       TVE Holdings ...............................       900         361
       Wolters Kluwer .............................    51,640   4,555,794
                                                              -----------
                                                               10,806,525

       CHEMICAL & PHARMACUETICAL PRODUCTS-4.87%
       Air Liquide ................................    48,640   7,770,368
       American Home Products Corporation .........    19,300   1,493,337
       Astra, AB Free, Class A ....................    43,185   1,332,724
       Astra, AB Free, Class B ....................   273,760   8,241,476
       Bristol-Myers Squibb Company ...............    17,700   1,205,813
       Imperial Chemical Industries, PLC, ADR .....   407,300   4,990,596
       Isolyser Company* ..........................    90,000   3,217,500
       JCR Pharmaceutical Company .................     1,375      46,723
       Kanto Biomedical Laboratory ................       800      11,516
       Seikagaku Corporation ......................       240       7,447
                                                              -----------
                                                               28,317,500

       RUBBER & PLASTIC-1.59%
       BTR Nylex, Ltd ............................. 1,355,300   2,591,223
       Dow Chemical Company .......................    92,700   6,662,812
                                                              -----------
                                                                9,254,035

       METAL PRODUCTS-0.74%
       Aluminium Company of America ...............    85,800   4,300,725
                                                              -----------

       INDUSTRIAL & COMMERICAL MACHINERY-11.58%
       AMP, Incorporated ..........................   187,200 $ 7,909,200
       BTR, PLC ...................................   466,300   2,369,199
       Deere & Company ............................    55,000   4,709,375
       Emulex Corporation* ........................   151,200   3,647,700
       General Electric Company ...................   126,600   7,137,075
       Intel Corporation ..........................    53,600   3,393,550
       International Business Machines
       Corporation ................................    15,400   1,478,400
       Mannesmann, AG .............................    26,758   8,175,330
       Mark IV Industries, Incorporated ...........   254,822   5,478,673
       Michelin Company Generale De
       Establishment, Class B .....................   103,264   4,574,374
       Mitsubishi Heavy Industries, Ltd ........... 1,110,000   7,543,626
       Seibu Electric & Machinery .................   448,000   2,859,631
       Sharp Corporation ..........................   511,000   6,752,640
       Tandy Corporation ..........................    25,000   1,296,875
                                                              -----------
                                                               67,325,648
       ELECTRONIC & ELECTRICAL EQUIPMENT
       AND COMPONENTS-5.58%
       Kyocera Corporation ........................    73,000   6,011,917
       Minolta Camera Company* ....................   711,000   2,600,555
       Rohm Company ...............................   197,000  10,180,638
       TDK Corporation ............................   241,000  10,975,872
       Technology Resources, Ltd* .................   939,000   2,696,062
                                                              -----------
                                                               32,465,044

       TRANSPORTATION EQUIPMENT-7.50%
       Daimler-Benz, AG ...........................    18,177   8,346,816
       Danaher Corporation ........................   218,000   6,594,500
       Fiat, SPA .................................. 4,156,798  14,658,350
       General Motors Corporation .................    89,300   4,185,937
       Hayes Wheels International, Incorporated ...   109,000   2,316,250
       Kolbenschmidt* .............................    53,503   7,525,280
                                                              -----------
                                                               43,627,133

       MISCELLANEOUS MANUFACTURING-0.84%
       Astra International ........................       200         355
       Daikin Manufacturing .......................   323,000   4,878,060
                                                              -----------
                                                                4,878,415

       TRANSPORTATION-5.90%
       Canadian Pacific, Ltd ......................   310,400   5,393,200
       Hutchinson Whampoa ......................... 3,418,000  16,520,613
       Keppel Corporation .........................   752,000   6,134,383
       Malaysian Helicopter .......................       600       1,029
       Yamato Transport ...........................   588,500   6,263,076
                                                              -----------
                                                               34,312,301

       COMMUNICATION-9.33%
       AirTouch Communications, Incorporated*......    91,000   2,593,500
       British Telecommunications, PLC ............   700,400   4,366,139
       Cable and Wireless, PLC ....................   603,100   4,124,043
       DDI, Incorporated ..........................       928   7,445,461
       Hong Kong Telecommunications ...............       200         395
       Nippon Telegraph & Telephone Corporation....       970   8,125,774
       STET .......................................   907,500   2,509,664
       Telecom Corporation of New Zealand ......... 1,296,640   4,854,466
       Telecom Italia, SPA ........................        31          84

* Non-Income producing


  The accompanying notes are an integral part of the financial statements.

NASL SERIES TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1995 - UNAUDITED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
__________________________________________________________________________

                                                      Shares      Value
                                                      ------      -----
       COMMUNICATION-CONTINUED
       Telefonica De Espana S.A. ..................   961,830 $ 12,387,656
       Telephone & Data Systems, Incorporated .....    30,000    1,091,250
       Television Broadcast, Ltd ..................       900        3,164
       Vodafone Group ............................. 1,827,300    6,785,191
                                                              ------------
                                                                54,286,787

       ELECTRIC, GAS & SANITARY SERVICES-2.09%
       Browning-Ferris Industries, Incorporated ...    41,000    1,481,125
       CESP, ADR* .................................   182,400    2,030,112
       Gulfmark International, Incorporated* ......       400        1,359
       Hong Kong & China Gas Company, Ltd .........    31,500      590,625
       Hong Kong Electric Holdings, Ltd ........... 1,040,400    1,660,542
       Mitsumi Electric ...........................   370,000    6,373,665
                                                              ------------
                                                                12,137,428

       WHOLESALE, RETAIL TRADE-9.40%
       Berjaya Sports Toto Berhad ................. 1,968,000    3,487,186
       Bridgestone Metalpha Corporation ...........   495,000    5,781,960
       Ebara ......................................   356,000    4,326,352
       Equity Inns ................................   100,200    1,077,150
       Fraser & Neave .............................   404,000    4,654,312
       Friedman's, Incorporated, Class A* .........   160,000    3,040,000
       Hac-Kimisawa ...............................   298,000    4,219,220
       Nissen Company .............................       720       21,662
       Oneida, Ltd ................................    95,000    1,401,250
       Sari Corporation ...........................   165,000    3,153,796
       Service Merchandise Company,
        Incorporated* .............................   200,000    1,050,000
       Storage USA ................................    30,000      851,250
       Wal-Mart Stores, Incorporated ..............   240,000    6,420,000
       Walgreen Company ...........................   125,000    6,265,625
       Xebio Company ..............................   260,000    8,896,231
                                                              ------------
                                                                54,645,994

       ADVERTISING AGENCIES-0.64%
       Interpublic Group of Companies,
        Incorporated ..............................   100,000    3,750,000
                                                              ------------

       EATING & DRINKING PLACES-3.03%
       Fuju Denki Reiki ...........................       882        9,584
       LVMH Moet Hennessey Louis Vuitton,
        Incorporated ..............................    62,920   11,322,682
       Morrison Restaurants, Incorporated .........   157,700    3,784,800
       Ohsho Food Service Corporation .............   110,040    2,466,828
       Plenus Company .............................       520       27,302
                                                              ------------
                                                                17,611,196

       BANKING & FINANCE-10.00%
       Australia & New Zealand Bank Group .........        36          128
       Bangkok Bank Public Company, Ltd ...........   280,200    3,087,478
       BankAmerica Corporation ....................    48,000    2,526,000
       Barclays, PLC ..............................   439,700    4,723,318
       Cheung Kong Holdings, Ltd ..................   775,000    3,836,039
       Hang Seng Bank .............................   426,000    3,248,210
       India Gateway Fund, Pfd* ...................    80,000      617,040
       India Gateway Fund, Class C* ...............    78,000    1,583,400
       Indian Opportunities Fund* .................   180,088    2,233,091

       BANKING & FINANCE-CONTINUED
       Japan Associate Finance ....................    11,800    1,077,600
       Nichiei Company ............................       110        6,788
       Partners Holdings ..........................   150,000 $  3,918,750
       Renong BHD ................................. 2,387,000    4,445,029
       Skandinaviska Enskilda Banken Group ........   958,280    4,979,378
       The Sumitomo Bank, Ltd .....................   290,000    5,029,792
       Sumitomo Trust & Bank ......................   650,000    7,899,239
       Tokyo Marine & Fire Insurance
        Company, Ltd ..............................   780,000    8,945,313
                                                              ------------
                                                                58,156,593

        REAL ESTATE-2.92%
        Mid-America Apartment Communities,
         Incorporated .............................    64,900    1,622,500
        Mitsubishi Estate Company .................   720,000    8,112,796
        Sun Kai Properties ........................   795,000    5,882,001
        Wharf Holdings ............................   424,000    1,383,597
                                                              ------------
                                                                17,000,894

        HOLDING & INVESTMENT COMPANIES-1.76%
        HSBC Holdings, PLC ........................   356,100    4,595,427
        Korea Equity Fund .........................   319,000    2,552,000
        The R.O.C. Taiwan Fund ....................   280,100    3,081,100
                                                              ------------
                                                                10,228,527

        BUSINESS EDUCATIONAL SERVICES-2.44%
        Albany International Corporation, Class A ..  245,000    5,849,375
        Hospitality Franchise Systems,
         Incorporated* .............................  100,000    3,462,500
        Miroki Jyoho Services Company ..............      200        4,932
        Schmalbach-Lubeca, AG ......................   24,200    4,865,025
                                                              ------------
                                                                14,181,832

        MOTION PICTURES, AMUSEMENT &
        RECREATION SERVICES-1.60%
        Genting Berhad ............................   292,000    2,886,464
        Resorts World Berhad ...................... 1,091,000    6,399,221
                                                              ------------
                                                                 9,285,685

        HEALTH SERVICES-1.76%
        Yamanouchi Pharmaceutical Company .........  455,000    10,253,672
                                                              ------------

        ENGINEERING, ACCOUNTING, RESEARCH
        & MANAGEMENT SERVICES-0.00%
        Japan Digital Laboratory ..................       50         1,115
        Jardine Matheson Holdings .................      200         1,470
                                                              ------------
                                                                     2,585

        MISCELLANEOUS SERVICES-1.32%
        Moulinex* .................................  318,500     7,701,118
                                                              ------------

        TOTAL COMMON STOCK
        (Cost $538,415,115) .......................           $572,483,382
                                                              ------------

        WARRANTS-1.54%*
        Deutsche Bank, AG (Expiration date
        6/30/97; Strike price DEM 610).............  245,390   5,926,909
        Malaysian Helicopter (Expiration date
         07/20/95; Strike price MYR 5.25) .........      120         148


* Non-Income producing

  The accompanying notes are an integral part of the financial statements.


NASL SERIES TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1995 - UNAUDITED - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
__________________________________________________________________________

                                                      Shares      Value
                                                      ------      -----
       WARRANTS*-CONTINUED
       Michelin Company Genrale De
        Establishment (Expiration date
        12/31/95; Strike price FRF 200) ...........    74,510  $     41,776
       Volkswagen, AG (Expiration date
        10/27/98; Strike price DEM 221) ...........    39,800     3,001,873
                                                               ------------
           TOTAL WARRANTS (Cost $9,452,786) .......            $  8,970,706
                                                               ------------

       Principal
        Amount                                        Maturity     Value
       ---------                                      --------     -----

      CONVERTIBLE BONDS-0.02%
       FRF 676,770  Michelin, 2.50% ................  01/01/01 $    139,505
                                                               ------------

      TOTAL CONVERTIBLE BONDS
       (Cost $113,685) .............................           $    139,505
                                                               ------------

      TOTAL INVESTMENTS (Global Equity
       Trust) (Cost $547,981,586) ..................           $581,593,593
                                                               ============

PASADENA GROWTH TRUST

      COMMON STOCKS-96.55%                            Shares      Value
                                                      ------      -----
      AGRICULTURE-0.45%
      Rollins, Incorporated ........................  40,000   $    960,000
                                                               ------------

      FOOD PRODUCTS-7.26%
      The Coca-Cola Company ........................  90,000      5,737,500
      Conagra, Incorporated ........................  30,000      1,046,250
      PepsiCo, Incorporated ........................  90,000      4,106,250
      The Philip Morris Companies,
       Incorporated ................................  45,000      3,346,875
      WM Wrigley Jr. Company .......................  30,000      1,391,250
                                                               ------------
                                                                 15,628,125

      TEXTILE MILL PRODUCTS-0.43%
      Phillips-Van Heusen Corporation ..............  60,000       930,000
                                                               ------------

      CHEMICAL PRODUCTS-10.03%
      Avon Products, Incorporated ..................  20,000      1,340,000
      Armor All Products Corporation ...............  40,000        690,000
      Colgate Palmolive Company ....................  40,000      2,925,000
      Elan Corporation, PLC, ADR* ..................  30,000      1,222,500
      IDEXX Laboratories, Incorporated* ............  80,000      2,080,000
      International Flavors & Fragrances,
       Incorporated ................................  40,000      1,990,000
      Johnson & Johnson ............................  30,000      2,028,750
      Merck & Company, Incorporated ................  75,000      3,675,000
      Pfizer, Incorporated .........................  25,000      2,309,375
      Procter & Gamble Company .....................  30,000      2,156,250
      Roche Holdings, Ltd, ADR .....................  18,300      1,178,062
                                                               ------------
                                                                 21,594,937

      RUBBER & PLASTIC-0.80%
      Bandag, Incorporated, Class A ................  30,000      1,717,500
                                                               ------------

      METAL PRODUCTS-2.90%
      Gillette Company ............................. 140,000   $  6,247,500
                                                               ------------

      INDUSTRIAL AND COMMERCIAL MACHINERY-3.43%
      ANADIGICS, Incorporated*......................  30,000        585,000
      Applied Materials, Incorporated* .............   5,000        433,125
      Cisco Systems, Incorporated* .................  50,000      2,528,125
      Compaq Computer Corporation* .................  25,000      1,134,375
      Hewlett-Packard Company ......................  15,000      1,117,500
      Microcom, Incorporated* ......................  35,000        525,000
      Trend-Lines, Incorporated* ...................   5,500         82,500
      VeriFone, Incorporated* ......................  40,000        980,000
                                                               ------------
                                                                  7,385,625

      ELECTRONIC & OTHER ELECTRICAL EQUIPMENT-10.36%
      Alliance Semiconductor Corporation* ..........  12,000        588,000
      Checkmate Electrics, Incorporated* ...........  35,000        411,250
      Duracell International, Incorporated .........  45,000      1,946,250
      Ericsson L.M. Telephone Company,
       ADR, Class B ................................ 100,000      2,000,000
      General Electric Company .....................  20,000      1,127,500
      General Instrument Corporation* ..............  35,000      1,343,125
      Integrated Device Technology,
       Incorporated* ...............................  13,000        601,250
      Intel Corporation ............................  40,000      2,532,500
      Linear Technology Corporation ................  20,000      1,320,000
      LSI Logic Corporation* .......................  12,000        469,500
      Maxim Integrated Products, Incorporated* .....  15,000        765,000
      Motorola, Incorporated .......................  70,000      4,698,750
      Nokia Corporation, ADR .......................  25,000      1,490,625
      Polygram N.V., ADR ...........................  20,000      1,182,500
      StrataCom, Incorporated* .....................  25,000      1,218,750
      VLSI Technology, Incorporated*................  20,000        602,500
                                                               ------------
                                                                 22,297,500

      TRANSPORTATION EQUIPMENT-2.74%
      AutoZone, Incorporated* ...................... 100,000      2,512,500
      General Motors Corporation, Class E ..........  55,000      2,392,500
      Harper Group, Incorporated ...................  60,000      1,005,000
                                                               ------------
                                                                  5,910,000

      TRANSPORTATION-1.27%
      Amway Asia Pacific, Ltd ......................  25,000        906,250
      Federal Express Corporation* .................  30,000      1,822,500
                                                               ------------
                                                                  2,728,750

      COMMUNICATION-3.13%
      AirTouch Communications, Incorporated* .......  75,000      2,137,500
      American Telephone & Telegraph
       Corporation .................................  25,000      1,328,125
      Cabletron Systems, Incorporated* .............  20,000      1,065,000
      Paging Network, Incorporated* ................  25,000        856,250
      Tele Danmark, ADR, Class B ...................  25,000        700,000
      TeleWest Communications, PLC, ADR* ...........  25,000        643,750
                                                               ------------
                                                                  6,730,625

      ELECTRIC, GAS & SANITARY SERVICES-1.45%
      Korea Electric Power Corporation, AD........    75,000      1,696,875
      WMX Technologies, Incorporated ...............  50,000      1,418,750
                                                               ------------
                                                                  3,115,625


* Non-Income producing


  The accompanying notes are an integral part of the financial statements.

NASL SERIES TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1995 - UNAUDITED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
__________________________________________________________________________

                                                      Shares      Value
                                                      ------      ------
       WHOLESALE & RETAIL TRADE-18.61%
       Albertsons, Incorporated ....................    25,000 $    743,750
       American Eagle Outfitters* ..................    75,000    1,181,250
       AnnTaylor Stores Corporation* ...............    45,000    1,046,250
       Bed Bath & Beyond, Incorporated* ............    45,000    1,091,250
       Circuit City Stores, Incorporated ...........    25,000      790,625
       Claire's Stores, Incorporated ...............    75,000    1,359,375
       Department 56, Incorporated* ................    20,000      765,000
       Dollar General Corporation ..................    50,000    1,581,250
       The Gap, Incorporated .......................    55,000    1,918,125
       Gymboree Corporation* .......................    35,000    1,017,187
       The Home Depot, Incorporated ................    40,000    1,625,000
       Kohls Corporation* ..........................    45,000    2,053,125
       Leslie's Poolmart* ..........................    50,000      750,000
       Mac Frugals Bargains-Close-Outs,
        Incorporated* ..............................   120,000    2,100,000
       Mail Boxes, Etc* ............................    80,000      760,000
       Mattel, Incorporated ........................    50,000    1,300,000
       Medtronic, Incorporated .....................    40,000    3,085,000
       Nordstrom, Incorporated .....................    60,000    2,482,500
       Smart & Final, Incorporated .................    50,000      856,250
       Stein Mart, Incorporated* ...................   140,000    1,890,000
       Toys R Us, Incorporated* ....................    75,000    2,193,750
       Viking Office Products, Incorporated* .......    40,000    1,465,000
       Wal-Mart Stores, Incorporated ...............   300,000    8,025,000
                                                               ------------
                                                                 40,079,687
       EATING & DRINKING PLACES-5.11%
       Au Bon Pain Company, Incorporated,
        Class A* ...................................    30,000      363,750
       Brinker International, Incorporated* ........   150,000    2,587,500
       The Cheesecake Factory, Incorporated* .......    40,000    1,030,000
       Lone Star Steakhouse & Saloon,
        Incorporated* ..............................    25,000      757,813
       Lowe's Companies, Incorporated ..............   100,000    2,987,500
       McDonald's Corporation ......................    60,000    2,347,500
       Sbarro, Incorporated ........................    40,000      930,000
                                                               ------------
                                                                 11,004,063

       BANKING & FINANCE-5.86%
       Federal Home Loan Mortgage Corporation ......    65,000    4,468,750
       Federal National Mortgage Association .......    35,000    3,303,125
       First Interstate Bancorporation .............    25,000    2,006,250
       Mercury Finance Corporation .................    35,000      673,750
       Nationsbank Corporation .....................    25,000    1,340,625
       Roosevelt Financial Group, Incorporated .....    50,000      834,375
                                                               ------------
                                                                 12,626,875

       HOLDING & INVESTMENT COMPANIES-7.03%
       Asia Tigers Fund, Incorporated ..............   175,000    1,925,000
       Future Germany Fund, Incorporated ...........    65,000    1,007,500
       India Fund, Incorporated ....................   200,000    2,050,000
       Korea Fund, Incorporated ....................    55,000    1,079,375
       Reuters Holdings, PLC, ADR ..................    70,000    3,508,750
       Thai Fund, Incorporated .....................    40,000    1,060,000
       Wells Fargo & Company .......................    25,000    4,506,250
                                                               ------------
                                                                 15,136,875


       HOTELS, MOTELS & OTHER LODGING PLACES-2.03%
       Circus Circus Enterprises, Incorporated* ....    90,000 $  3,172,500
       Primadonna Resorts, Incorporated* ...........    50,000    1,200,000
                                                               ------------
                                                                  4,372,500

       PERSONAL SERVICES-0.35%
       Supercuts, Incorporated* ....................    95,000      748,125
                                                               ------------

       BUSINESS SERVICES-5.79%
       Aaron Rents, Incorporated ...................    50,000      750,000
       Automatic Data Processing, Incorporated .....    45,000    2,829,375
       Diamond Multimedia Systems,
        Incorporated* ..............................    50,000    1,025,000
       First Data Corporation ......................    35,000    1,990,625
       The Interpublic Group of Companies,
        Incorporated ...............................    45,000    1,687,500
       Microsoft Corporation* ......................    30,000    2,711,250
       Number Nine Visual Technology
        Corporation* ...............................    25,000      518,750
       Softkey International Incorporated* .........    30,000      956,250
                                                               ------------
                                                                 12,468,750
       MOTION PICTURES , AMUSEMENT & RECREATION SERVICES-5.15%
       Anchor Gaming* ..............................   115,000    2,558,750
       Carnival Corporation, Class A ...............   150,000    3,506,250
       The Walt Disney Company .....................    65,000    3,615,625
       Mirage Resorts, Incorporated* ...............    20,000      612,500
       Regal Cinemas, Incorporated* ................    25,000      800,000
                                                               ------------
                                                                 11,093,125

       HEALTH SERVICES-2.37%
       Columbia/HCA-Healthcare Corporation
        of America .................................    60,000    2,595,000
       Luxottica Group SPA, ADR ....................    30,000    1,113,750
       Regency Health Services, Incorporated* ......    60,000      630,000
       Surgical Care Affiliates, Incorporated ......    40,000      765,000
                                                               ------------
                                                                  5,103,750
       TOTAL COMMON STOCK
        (Cost $178,128,810).........................            207,879,937


       PREFFERED STOCKS-0.74%
       PAPER, PRINTING & PUBLISHING-0.74%
       The News Corporation, Ltd, ADR...............    80,000    1,600,000

       TOTAL PREFERRED STOCK
        (Cost $1,401,120)...........................              1,600,000

     Principal
     Amount                                                        Value
    ----------                                                     -----
REPURCHASE AGREEMENT-2.71%
    $5,826,000  Repurchase Agreement with State Street
                Bank & Trust Company, dated 06/30/95
                at 5.50%, to be repurchased at
                $5,828,670 on 07/03/95 collateralized
                by $4,525,000 U.S.Treasury Bond,
                9.25% due 02/15/16 (valued at
                $6,104,188, including interest) ....           $  5,826,000
                                                               ------------
    TOTAL INVESTMENTS (Pasadena
    Growth Trust) (Cost $185,355,930) ..............           $215,305,937
                                                               ============

* Non-Income producing


  The accompanying notes are an integral part of the financial statements.

NASL SERIES TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1995 - UNAUDITED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
__________________________________________________________________________

       EQUITY TRUST

       COMMON STOCKS-94.96%                           Shares      Value
                                                      ------      -----
       MINING-0.04%
       Asia Pacific Resources Holding, Ltd,
        Class A* ...................................    32,000 $    297,475
                                                               ------------

       OIL & GAS EXPLORATION-0.78%
       British Petroleum, PLC, ADR .................    24,751    2,119,304
       Schlumberger, Ltd ...........................    30,700    1,907,238
       Unocal Corporation ..........................    11,900      328,737
       Western Atlas, Incorporated* ................    33,500    1,486,563
                                                               ------------
                                                                  5,841,842
       FOOD PRODUCTS-2.24%
       Nabisco Holdings Corporation, Class A .......    33,900      915,300
       PepsiCo, Incorporated .......................    55,900    2,550,438
       Philip Morris Companies, Incorporated .......   162,800   12,108,250
       Ralcorp Holdings, Incorporated ..............    20,700      473,512
       Riviana Foods, Incorporated* ................    17,400      231,637
       RJR Nabisco Holdings Corporation ............    10,360      288,785
       Tyson Foods, Incorporated, Class A ..........     6,000      138,750
                                                               ------------
                                                                 16,706,672

       TEXTILE MILL PRODUCTS & APPAREL-0.43%
       Kellwood Company ............................    14,200      241,400
       Liz Claiborne, Incorporated .................    12,800      272,000
       Nautica Enterprises, Incorporated* ..........     5,600      203,000
       Tommy Hilfiger Corporation* .................    88,200    2,469,600
                                                               ------------
                                                                  3,186,000

       LUMBER & WOOD PRODUCTS-0.01%
       Boise Cascade Office Products* ..............     3,500       77,875
                                                               ------------

       FURNITURE & FIXTURES-0.13%
       Armstrong World Industries, Incorporated ....    11,400      571,425
       Heilig-Meyers Company .......................     3,800       96,900
       Leggett & Platt, Incorporated ...............     7,200      316,800
                                                               ------------
                                                                    985,125

       PAPER, PRINTING & PUBLISHING-1.60%
       Alco Standard Corporation ...................    23,700    1,893,038
       Champion International Corporation ..........    92,900    4,842,413
       Dow Jones Company, Incorporated .............    10,400      383,500
       International Paper Company .................   112,900    1,106,175
       Stone Container Corporation .................       800       17,000
       Tambrands, Incorporated .....................    12,800      547,200
       Time Warner, Incorporated ...................    32,100    1,320,113
       Union Camp Corporation ......................    31,200    1,805,700
                                                               ------------
                                                                 11,915,139

       CHEMICAL PRODUCTS-6.38%
       Airgas, Incorporated* .......................    28,700      771,312
       Allergan, Incorporated ......................    26,800      726,950
       Baxter International, Incorporated ..........    35,000    1,273,125
       Biogen, Incorporated* .......................    82,700    3,680,150
       Boston Scientific Corporation* ..............    40,200    1,281,375
       Bristol-Myers Squibb Company ................    46,600    3,174,625
       Cor Therapeutics, Incorporated* .............    15,200      135,850
       The Dow Chemical Company ....................     8,400      603,750
       E.I. Du Pont De Nemours & Companies,
        Incorporated ...............................    34,000    2,337,500
       General Nutrition Companies, Incorporated*...    33,700 $  1,183,712
       Johnson & Johnson ...........................   165,000   11,158,125
       Medisense, Incorporated* ....................    13,300      257,687
       Merck & Company, Incorporated ...............    68,800    3,371,200
       Pfizer, Incorporated ........................    39,600    3,658,050
       Rhone-Poulenc Rorer, Incorporated ...........    27,900    1,140,413
       Rohm and Haas Company .......................     1,800       98,775
       Schering-Plough Corporation .................   191,800    8,463,175
       Serologicals Corporation* ...................     2,500       26,562
       Therapeutic Discovery Corporation, Class A*..     3,000       22,875
       Union Carbide Corporation ...................    58,300    1,945,763
       Warner-Lambert Company ......................    26,400    2,280,300
                                                               ------------
                                                                 47,591,274

       RUBBER & PLASTIC-0.09%
       The Goodyear Tire and Rubber Company ........    16,400      676,500
                                                               ------------

       LEATHER PRODUCTS-0.01%
       Nine West Group, Incorporated* ..............     2,700       98,550
                                                               ------------

       BUILDING MATERIAL & CONSTRUCTION-0.78%
       Cemex, SA ...................................    32,200      116,178
       Centex Corporation ..........................    10,600      299,450
       Georgia-Pacific Corporation .................    61,000    5,291,750
       Schuler Homes, Incorporated* ................    12,200      149,450
                                                               ------------
                                                                  5,856,828

       METAL PRODUCTS-1.25%
       Aluminum Company of America .................   181,900    9,117,738
       Tyco International, Ltd .....................     4,100      221,400
                                                               ------------
                                                                  9,339,138

       INDUSTRIAL & COMMERCIAL MACHINERY-15.55%
       Alantec Corporation* ........................    16,600      568,550
       Apple Computer, Incorporated ................    31,700    1,472,069
       Applied Materials, Incorporated* ............   156,000   13,513,500
       Case Corporation ............................    41,100    1,222,725
       Caterpillar, Incorporated ...................    37,400    2,402,950
       Cisco Systems, Incorporated* ................   254,400   12,863,100
       Compaq Computer Corporation* ................   358,300   16,257,863
       Dell Computer Corporation* ..................   101,800    6,120,725
       Dialogic Corporation* .......................    10,000      177,500
       Digital Equipment Corporation* ..............    50,500    2,057,875
       EMC Corporation* ............................    58,200    1,411,350
       Hewlett-Packard Company .....................   107,200    7,986,400
       Integrated Process Equipment Corporation*....    24,000      847,500
       International Business Machines
         Corporation ...............................   215,900   20,726,400
       Mercury Interactive Corporation* ............    20,400      410,550
       Microcom, Incorporated* .....................    16,000      240,000
       Microtouch Systems, Incorporated* ...........    12,200      250,862
       Mohawk Industries, Incorporated* ............     9,800      144,550
       Network Peripherals, Incorporated* ..........    20,000      436,250
       Novellus Systems, Incorporated* .............    17,200    1,165,300
       Oak Technology* .............................    21,300      785,775
       Radius, Incorporated* .......................     5,500       60,500
       S 3, Incorporated* ..........................    51,500    1,854,000
       Seagate Technology* .........................    47,900    1,880,075
       Shaw Industries, Incorporated ...............    11,100      188,700


* Non-Income producing


  The accompanying notes are an integral part of the financial statements.

NASL SERIES TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30 ,1995 - UNAUDITED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
----------------------------------------------------------------------------
                                                Shares              Value
                                                -------         ------------
INDUSTRIAL & COMMERCIAL MACHINERY-15.55%
Silicon Graphics, Incorporated*...............  185,170         $  7,383,654
Stratus Computer, Incorporated*...............   39,200            1,215,200
Sun Microsystems, Incorporated*...............  122,300            5,931,550
Tandem Computers, Incorporated*...............   42,700              688,537
Wang Laboratories, Incorporated*..............   13,700              224,337
Xerox Corporation.............................   48,000            5,628,000
                                                                ------------
                                                                 116,113,347
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT-21.56%
Adaptec, Incorporated* .......................   34,700            1,283,900
ADC Telecommunications, Incorporated*.........   16,000              572,000
Alliance Semiconductor Corporation*...........   52,300            2,562,700
Altera Corporation* ..........................  101,200            4,376,900
Analog Devices, Incorporated*.................   93,650            3,184,100
Ascend Communications, Incorporated*..........   38,000            1,919,000
Atmel Corporation*  ..........................   54,800            3,034,550
Bay Networks, Incorporated*...................  138,800            5,742,850
Cabletron Systems, Incorporated*..............   70,900            3,775,425
Deere & Company ..............................   58,100            4,974,813
Epic Design Technology, Incorporated*.........    9,700              344,350
Ericsson L.M. Telephone Company,
  ADR, Class B  ..............................   44,000              880,000
General Electric Company......................  216,500           12,205,187
General Instrument Corporation*...............   36,700            1,408,363
Integrated Device Technology Incorporated*....   16,800              777,000
Integrated Silicon Solution, Incorporated*....   27,800            1,452,550
Intel Corporation ............................  572,800           36,265,400
International Game Technology.................   19,400              298,275
Inter-Tel, Incorporated*......................   10,600              160,325
James River Corporation of Virginia...........    6,900              190,612
Komag, Incorporated*  ........................   16,400              852,800
Leitch Technology Corporation* ...............   14,100              230,979
Linear Technology Corporation ................   74,000            4,884,000
LSI Logic Corporation*  ......................   58,200            2,277,075
Maxim Intergrated Products, Incorporated*.....   79,200            4,039,200
Microchip Technology, Incorporated*...........    4,000              145,500
Micron Technology, Incorporated...............  190,500           10,453,687
Motorola, Incorporated  ......................  102,600            6,887,025
National Semiconductor Corporation*...........   60,500            1,678,875
NETCOM On-Line Communication
  Services* ..................................   16,600              423,300
Newbridge Network Corporation*................  121,800            4,293,450
Nokia Corporation, ADR  ......................  147,800            8,812,575
Octel Communications Corporation*.............    2,100               61,425
Pairgain Technologies, Incorporated*..........   14,100              269,662
Read-Rite Corporation*  ......................    1,000               26,750
Samsung Electronics, Ltd*.....................      400               38,400
Scientific-Atlanta, Incorporated..............   41,500              913,000
Sensormatic Electronic Corporation............   21,400              759,700
SGS Thomson Microelectronic,
  Incorporated* ..............................   13,700              556,562
Tellaboratories, Incorporated*................   11,400              548,625
Tencor Instruments* ..........................   84,300            3,456,300
Texas Instruments, Incorporated...............   77,700           10,402,087
3Com Corporation* ............................   78,200            5,239,400
Uniphase Corporation* ........................   47,600            1,017,450
U.S. Robotics Corporation*....................   27,700            3,019,300
Whirlpool Corporation ........................   24,400         $  1,342,000
Xilinx, Incorporated* ........................   30,700            2,885,800
                                                                ------------
                                                                 160,923,227
TRANSPORTATION EQUIPMENT-4.20%
AutoZone, Incorporated* ......................   82,900         $  2,082,863
Chrysler Corporation  ........................  168,500            8,066,938
Dana Corporation  ............................   22,100              632,612
Ford Motor Company  ..........................   88,300            2,626,925
General Motors Corporation....................  212,300            9,951,563
General Motors Corporation, Class E...........  120,100            5,224,350
General Motors Corporation, Class H...........   15,000              592,500
Magna International, Incorporated, Class A....   17,500              772,187
Pep Boys (Manny, Moe & Jack)..................   52,200            1,396,350
                                                                ------------
                                                                  31,346,288
TRANSPORTATION-2.03%
AMR Corporation*  ............................   65,700            4,902,863
Conrail, Incorporated ........................   19,200            1,068,000
CSX Corporation ..............................   72,800            5,469,100
J.B. Hunt Transport Services, Incorporated....   15,300              281,137
Knight Transportation, Incorporated*..........      900               12,150
Landstar Systems, Incorporated*...............   44,900            1,156,175
M S Carriers, Incorporated*...................    5,300              100,700
Northwest Airlines Corporation, Class A*......   17,600              622,600
PST Vans, Incorporated* ......................    4,400               27,775
Southwest Airlines Company....................   27,900              666,112
Swift Transportation Company,
  Incorporated* ..............................   38,200              639,850
Werner Enterprises, Incorporated..............   11,400              228,000
                                                                ------------
                                                                  15,174,462
COMMUNICATION SERVICES-5.21%
AirTouch Communications, Incorporated*........  160,535            4,575,248
ALC Communications Corporation*...............   60,700            2,739,088
American Radio Systems Corporation,
  Class A*  ..................................    2,400               54,600
American Telephone & Telegraph
  Corporation ................................    4,700              249,687
Ameritech Corporation ........................   77,400            3,405,600
Bellsouth Corporation ........................   82,200            5,219,700
British Sky Broadcast Group, ADR*.............   25,400              663,575
Capital Cities/ABC Corporation................    2,200              237,600
Cascade Communications Corporation*              23,400            1,012,050
Clear Channel Communications* ................   14,600              939,875
Comcast Corporation, Class A  ................   27,400              508,612
HighwayMaster Communication,
  Incorporated* ..............................    7,900              120,475
Infinity Broadcasting Corporation*............   77,292            2,579,622
LCI International, Incorporated*..............   31,300              958,562
NYNEX Corporation ............................   66,500            2,676,625
SBC Communications Incorporated...............  129,200            6,153,150
Sinclair Broadcast Group, Incorporated,
  Class A*  ..................................    1,200               33,600
Tele-Communications, Incorporated,
  Class A*  ..................................   55,000            1,289,063
Telefonos De Mexico SA, ADR ..................    8,600              254,775
Telephone & Data Systems, Incorporated........    5,600              203,700
Valuevision International, Incorporated*......    1,700                7,756

 * Non-Income producing

    The accompanying notes are an integral part of the financial statements.

NASL SERIES TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30 ,1995 - UNAUDITED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
----------------------------------------------------------------------------
                                                Shares             Value
                                                -------         -----------
COMMUNICATION SERVICES-CONTINUED
Vanguard Cellular System, Incorporated,
  Class A*....................................   19,700         $   472,800
Viacom, Incorporated, Class A*................    6,952             323,268
Viacom, Incorporated, Class B*................   72,173           3,347,023
Worldcom, Incorporated* ......................   33,200             896,400
                                                                -----------
                                                                 38,922,454
ELECTRIC, GAS & SANITARY SERVICES-1.07%
Browning-Ferris Industries, Incorporated......   23,400           3,775,063
Emmis Broadcasting Corporation, Class A*......    8,100             220,725
Sanifill, Incorporated* ......................    6,300             197,662
WMX Technologies, Incorporated................   73,900           3,768,200
                                                                -----------
                                                                  7,961,650
WHOLESALE & RETAIL TRADE-11.56%
American Eagle Outfitters, Incorporated*......   29,900             470,925
Amgen Incorporated* ..........................   35,600           2,863,575
ArcSys, Incorporated* ........................      400              13,600
Barnes & Noble, Incorporated* ................   26,400             897,600
Bed Bath & Beyond, Incorporated*..............   50,100           1,214,925
Brinker International, Incorporated*..........    8,100             139,725
Campo Electronics Appliances
  & Computers*  ..............................   30,000             198,750
Cardinal Health, Incorporated ................    2,100              99,225
Circuit City Stores, Incorporated.............   30,400             961,400
Cobra Golf, Incorporated* ....................   31,100             983,537
CompUSA, Incorporated*  ......................   86,000           2,859,500
Corporate Express, Incorporated*..............   16,200             346,275
Cygne Designs, Incorporated* .................   29,600             173,900
Danka Business Systems, PLC, ADR..............   18,800             454,725
Dayton-Hudson Corporation.....................   75,700           5,431,475
DSC Communications Corporation*...............  280,800          13,057,200
Ellett Brothers, Incorporated ................   25,300             170,775
The Gap, Incorporated ........................    8,000             279,000
The Home Depot, Incorporated .................   72,700           2,953,438
Just for Feet, Incorporated* .................   17,500             697,812
The Limited, Incorporated.....................  135,600           2,983,200
Lowe's Companies, Incorporated................  348,000          10,396,500
Medtronic, Incorporated ......................    5,200             401,050
Microage, Incorporated* ......................    3,150              44,887
Micro Warehouse, Incorporated*................   56,900           2,617,400
Nike, Incorporated, Class B...................   29,100           2,444,400
Office Depot, Incorporated*...................  157,025           4,416,328
Office Max, Incorporated*.....................  113,900           3,174,963
J.C. Penney & Company, Incorporated...........    8,000             384,000
Petco Animal Supplies, Incorporated*..........   14,500             337,125
Price/Costco, Incorporated*...................   10,500             170,625
Reebok International, Ltd.....................   42,900           1,458,600
Remedy Corporation* ..........................      700              25,375
Sears Roebuck & Company ......................   38,700           2,317,163
Softkey International, Incorporated*..........    9,400             299,625
Staples, Incorporated*  ......................  230,250           6,648,469
Starbucks Corporation*  ......................   32,900           1,172,063
Sunglass Hut International, Incorporated*.....   38,800           1,358,000
Talbots, Incorporated ........................   61,200           2,432,700
Tech Data Corporation*  ......................   26,000             297,375
TJX Companies, Incorporated...................   63,200             837,400
Toy Biz, Incorporated, Class A*...............      800              14,500
U.S. Office Products Company* ................    1,900              22,800
Viking Office Products, Incorporated*.........   24,700             904,637
Waban, Incorporated*  ........................   19,400             288,575
Wal-Mart Stores, Incorporated ................  242,800           6,494,900
Welcome Home, Incorporated* ..................   18,000              61,875
                                                                -----------
                                                                 86,271,897
EATING & DRINKING PLACES-0.32%
Apple South, Incorporated.....................   52,650           1,026,675
Applebee s International, Incorporated........   19,700             507,275
Landry's Seafood Restaurants,
  Incorporated* ..............................   12,600             252,000
Outback Steakhouse, Incorporated*.............   21,600             623,700
                                                                -----------
                                                                  2,409,650
BANKING & FINANCE-5.26%
American Express Company .....................  195,300           6,859,913
Bank One Corporation  ........................   16,400             528,900
Federal Home Loan Mortgage Corporation........  147,000          10,106,250
Federal National Mortgage Association.........  170,600          16,100,375
First USA, Incorporated ......................   18,900             838,687
Green Tree Financial Corporation..............   39,900           1,770,563
Household International Corporation...........      700              34,650
Nationsbank Corporation ......................   56,300           3,019,088
                                                                -----------
                                                                 39,258,426
SECURITY & COMMODITY BROKERS-1.14%
Merrill Lynch & Company, Incorporated.........  115,800           6,079,500
Morgan Stanley Group, Incorporated............    5,300             429,300
Charles Schwab Corporation....................   46,000           1,995,250
                                                                -----------
                                                                  8,504,050
INSURANCE-0.14%
The Travelers Group, Incorporated.............   23,199           1,014,956
                                                                -----------
HOLDING & INVESTMENT COMPANIES-0.88%
Bank of Boston Corporation....................    7,600             285,000
Bank of New York, Incorporated................   44,100           1,780,538
Beneficial Corporation  ......................   29,000           1,276,000
Chemical Banking Corporation..................   40,400           1,908,900
Price Enterprises, Incorporated*..............   93,200           1,281,500
                                                                -----------
                                                                  6,531,938
HOTELS, MOTELS & OTHER LODGING PLACES-0.04%
La Quinta Inns, Incorporated .................   10,500             283,500
Studio Plus America, Incorporated.............    1,700              28,475
                                                                -----------
                                                                    311,975
BUSINESS SERVICES-9.44%
Adobe Systems, Incorporated...................   29,900           1,734,200
Affiliated Computer Services, Incorporated*...    2,000              61,000
America OnLine, Incorporated* ................   38,200           1,680,800
Brock Control System, Incorporated*...........    4,400              35,200
Broderbund Software, Incorporated* ...........   33,700           2,148,375
Burlington Resources, Incorporated ...........   14,600             538,375
Cadence Design Systems, Incorporated*.........  136,400           4,415,950
Ceridian Corporation* ........................   17,600             649,000
Cirrus Logic, Incorporated*...................    5,000             313,437
Computer Associates International,
  Incorporated  ..............................   35,000           2,371,250
Computer Sciences Corporation*................    3,800             216,125
CUC International, Incorporated* .............   94,350           3,962,700

 * Non-Income producing

    The accompanying notes are an integral part of the financial statements.

NASL SERIES TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30 ,1995 - UNAUDITED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
----------------------------------------------------------------------------
                                                Shares              Value
                                                -------         ------------
BUSINESS SERVICES-CONTINUED
Electronic Arts*..............................   57,300         $  1,554,263
Equifax, Incorporated.........................   20,700              690,862
Firefox Communications, Incorporated*.........      400               10,300
First Financial Management Corporation........   16,200            1,385,100
Global DirectMail Corporation*................    7,100              140,225
Informix Corporation* ........................   62,200            1,578,325
Inso Corporation* ............................    7,200              430,200
Integrated Silicon Systems, Incorporated*.....    4,500              169,875
Marcam Corporation* ..........................   18,000              245,250
Maxis, Incorporated*  ........................    6,900              183,712
MICROS Systems, Incorporated* ................   20,700              683,100
Microsoft Corporation*  ......................  149,500           13,511,062
Novell, Incorporated* ........................  296,900            5,919,444
Oracle Systems Corporation* ..................  448,450           17,321,381
Parametric Technology Corporation*............  119,000            5,920,250
Paychex, Incorporated ........................   13,650              494,812
Peoplesoft, Incorporated*.....................   19,400            1,052,450
Spectrum Holobyte, Incorporated*..............   12,000              171,750
Synopsys, Incorporated* ......................   14,100              883,012
Uunet Technology, Incorporated* ..............      700               19,250
                                                                ------------
                                                                  70,491,035
MOTION PICTURES, AMUSEMENT & RECREATION
SERVICES-0.79%
Carnival Corporation, Class A ................   39,200              916,300
The Walt Disney Company ......................   53,100            2,953,688
Hollywood Entertainment Corporation*..........   30,950            1,392,750
Mirage Resorts, Incorporated* ................   21,000              643,125
                                                                ------------
                                                                   5,905,863
HEALTH SERVICES-1.27%
Becton Dickinson & Company....................   43,000            2,504,750
Columbia/HCA-Healthcare Corporation
  of America  ................................   93,580            4,047,335
Healthsouth Rehabilitation Corporation*.......   81,000            1,407,375
Lincare Holdings, Incorporated*...............   16,600              440,938
Living Centers of America, Incorporated*......    3,900              105,788
St. Jude Medical, Incorporated*...............   19,700              987,462
                                                                ------------
                                                                   9,493,648
EDUCATIONAL & SOCIAL SERVICES-0.02%
Apollo Group, Incorporated, Class A*..........    4,533              120,124
                                                                ------------
ENGINEERING, ACCOUNTING & RESEARCH
MANAGEMENT-0.74%
Alza Corporation* ............................   53,700            1,255,238
Elan Corporation, PLC, ADR*...................   91,450            3,726,588
Elan Corporation, PLC*  ......................      144                5,256
Genetics Institute, Incorporated*.............    5,100              172,125
Petroleum Geo Services A/S, ADR* .............   13,300              382,375
                                                                ------------
                                                                   5,541,582
TOTAL COMMON STOCKS
  (Cost $564,439,634) ........................                  $708,868,990
                                                                ------------

PREFFERED STOCK-0.05%
BUSINESS SERVICES-0.05%
Sap AG  ......................................      300              378,010
                                                                ------------
TOTAL PREFERRED STOCK  (Cost $0)..............                  $    378,010
                                                                ------------
Principal
 Amount                                                              Value
----------                                                        -------------
REPURCHASE AGREEMENT-4.99%
$37,233,000  Repurchase Agreement with State Street
             Bank & Trust Company, dated 06/30/95 at
             5.50%, to be repurchased at $37,250,065
             on 07/03/95, collateralized by
             $34,575,000 U.S.Treasury Bond, 7.50% due
             11/15/16 (valued at $38,302,147, including
             interest)  .....................................     $ 37,233,000
                                                                  -------------
TOTAL INVESTMENTS (Equity Trust)
  (Cost $601,672,634) .......................................     $746,480,000
                                                                  ============

VALUE EQUITY TRUST
                                                Shares              Value
COMMON STOCKS-77.26%                            -------         ------------
OIL & GAS EXPLORATIONS-2.74%
Tenneco, Incorporated ........................  182,200         $ 8,381,200
                                                                ------------
TEXTILE MILL PRODUCT-0.70%
Warnaco Group, Incorporated...................  106,600           2,132,000
                                                                ------------
LUMBER & WOOD PRODUCT-2.40%
Champion International Corporation............  141,100           7,354,837
                                                                ------------
PAPER, PRINTING & PUBLISHING-4.44%
First Brands Corporation .....................   67,900           2,911,213
John H. Harland Company ......................    9,600             219,600
Stone Container Corporation*..................  492,100          10,457,125
                                                                ------------
                                                                 13,587,938
CHEMICAL PRODUCTS-3.30%
Fisher Scientific International,
  Incorporated  ..............................  148,900           4,932,313
Geon Company  ................................  179,200           5,152,000
                                                                ------------
                                                                 10,084,313
RUBBER & PLASTIC-3.23%
Millipore Corporation ........................  146,900           9,882,000
                                                                ------------
LEATHER PRODUCTS-0.18%
L.A. Gear, Incorporated*......................  235,600             559,550
                                                                ------------
BUILDING MATERIAL & CONSTRUCTION-3.71%
Georgia-Pacific Corporation...................  130,800          11,346,900
                                                                ------------
METAL PRODUCTS-6.29%
Keystone International, Incorporated..........  124,200           2,437,425
Quanex Corporation  ..........................  164,000           4,059,000
Snap-On Corporation ..........................  259,500          10,055,625
Trinity Industries, Incorporated..............   81,400           2,706,550
                                                                ------------
                                                                 19,258,600
INDUSTRIAL & COMMERCIAL MACHINERY-3.71%
Harnischfefger Industries, Incorporated.......  290,100          10,044,712
Stewart & Stevenson Services,
  Incorporated  ..............................   35,700           1,298,588
                                                                ------------
                                                                 11,343,300

 * Non-Income producing

    The accompanying notes are an integral part of the financial statements.

NASL SERIES TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30 ,1995 - UNAUDITED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
----------------------------------------------------------------------------
                                                Shares              Value
                                                -------         ------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT-5.18%
Analog Devices, Incorporated*.................  145,950         $  4,962,300
National Semiconductor Corporation*...........   33,400              926,850
Varian Associates, Incorporated...............  180,200            9,956,050
                                                                ------------
                                                                  15,845,200
TRANSPORTATION EQUIPMENT-11.93%
General Motors Corporation....................  210,600            9,871,875
Lear Seating Corporation* ....................  329,500            7,537,312
McDonnell Douglas Corporation.................  143,300           10,998,275
Northrop Grumman Corporation .................  155,400            8,100,225
                                                                ------------
                                                                  36,507,687
TRANSPORTATION-4.36%
Consolidated Freightways, Incorporated........  427,500            9,458,438
Kirby Corporation*  ..........................  244,300            3,878,262
                                                                ------------
                                                                  13,336,700
WHOLESALE & RETAIL TRADE-13.93%
Amgen, Incorporated*  ........................   38,900            3,129,019
AnnTaylor Stores Corporation*.................   68,100            1,583,325
Charming Shoppes, Incorporated................  931,000            4,887,750
Dillard Department Stores, Incorporated.......  376,100           11,047,938
Musicland Stores, Incorporated*...............  391,100            4,008,775
Service Merchandise Company,
  Incorporated* ..............................  531,900            2,792,475
TJX Companies, Incorporated ..................  787,600           10,435,700
Universal Corporation ........................  226,000            4,746,000
                                                                ------------
                                                                  42,630,982
BANKING & FINANCE-3.06%
Citicorp  ....................................  143,000            8,276,125
Federal Home Loan Mortgage Corporation........    7,900              543,125
FirstFed Financial Corporation*...............   10,400              152,100
Keycorp ......................................   12,601              395,356
                                                                ------------
                                                                   9,366,706
INSURANCE-3.15%
Integon Corporation ..........................   53,800              914,600
PartnerRe Holdings  ..........................  298,100            7,787,862
PennCorp Financial Group, Incorporated........   49,900              923,150
                                                                ------------
                                                                   9,625,612
BUSINESS SERVICES-2.42%
Valassis Communications, Incorporated*........  442,000            7,403,500
                                                                ------------

HEALTH SERVICES-2.53%
Tenet Healthcare Corporation*.................  537,600            7,728,000
                                                                ------------
TOTAL COMMON STOCK
  (Cost $204,128,227) ........................                  $236,375,025
                                                                ------------
Principal
 Amount                                                             Value
---------                                                           -----
REPURCHASE AGREEMENT-22.74%
$69,585,000  Repurchase Agreement with State Street Bank
             & Trust Company dated 06/30/95 at 6.00%, to
             be repurchased at $69,619,793 on 07/03/95,
             collateralized by $69,535,000 U.S.Treasury
             Note, 6.50% due 05/15/97 (valued at
             $71,544,909, including interest) .................  $ 69,585,000
                                                                 ------------
TOTAL INVESTMENTS
  (Value Equity Trust) (Cost $273,713,227) ....................  $305,960,025
                                                                 ============

GROWTH AND INCOME TRUST

                                                Shares              Value
COMMON STOCKS-89.57%                            -------         ------------
OIL & GAS EXPLORATION-7.90%
Amoco Corporation ............................   96,000         $ 6,396,000
Atlantic Richfield Company....................   60,000           6,585,000
Chevron Corporation ..........................  132,000           6,154,500
Exxon Corporation ............................  138,000           9,746,250
Unocal Corporation  ..........................  430,000          11,878,750
                                                                -----------
                                                                 40,760,500
FOOD PRODUCTS-4.43%
Anheuser-Busch Companies,
  Incorporated  ..............................  100,000           5,687,500
General Mills, Incorporated...................  117,000           6,010,875
PepsiCo, Incororated  ........................  115,000           5,246,875
Sara Lee Corporation  ........................  207,000           5,899,500
                                                                -----------
                                                                 22,844,750
PAPER, PRINTING & PUBLISHING-7.94%
Gannett Company, Incorporated.................  185,000          10,036,250
International Paper Company...................  140,000          12,005,000
Kimberly-Clark Corporation ...................  145,000           8,681,875
Minnesota Mining & Manufacturing
  Company ....................................  179,000          10,247,750
                                                                -----------
                                                                 40,970,875
CHEMICAL PRODUCTS-13.14%
Abbott Laboratories ..........................  160,000           6,480,000
Bristol-Myers Squibb Company .................   60,000           4,087,500
The Dial Corporation  ........................  195,000           4,826,250
The Dow Chemical Company .....................  110,900           7,970,937
Engelhard Corporation ........................  180,000           7,717,500
Hafslund Nycomed, ADR, Class B................  210,000           4,856,250
Johnson & Johnson ............................   97,000           6,559,625
Morton International, Incorporated............  270,000           7,897,500
Pfizer, Incorporated  ........................  118,000          10,900,250
Zeneca Group, PLC, ADR  ......................  127,500           6,534,375
                                                                -----------
                                                                 67,830,187
RUBBER & PLASTIC-1.82%
Goodyear Tire & Rubber Company................  132,000           5,445,000
Rubbermaid, Incorporated .....................  143,000           3,968,250
                                                                -----------
                                                                  9,413,250

BUILDING MATERIAL & CONSTRUCTION-1.28%
Georgia-Pacific Corporation ..................   76,200           6,610,350
                                                                -----------

METAL PRODUCTS-2.09%
Alcan Aluminium, Ltd  ........................  356,000          10,769,000
                                                                -----------

INDUSTRIAL & COMMERCIAL MACHINERY-8.50%
Black & Decker Corporation....................  288,100           8,895,087
Dresser Industries, Incorporated .............  280,000           6,230,000
Foster Wheeler Corporation ...................   93,000           3,278,250
Hewlett-Packard Company ......................  115,000           8,567,500
Illinois Tool Works, Incorporated.............  111,000           6,105,000
International Business Machines
  Corporation ................................   40,000           3,840,000
York International Corporation................  154,200           6,939,000
                                                                -----------
                                                                 43,854,837

 * Non-Income producing

    The accompanying notes are an integral part of the financial statements.

NASL SERIES TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1995 - UNAUDITED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
----------------------------------------------------------------------------
                                                Shares             Value
                                                ------             -----
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT-4.93%
AMP, Incorporated........................         194,000      $  8,196,500
General Electric Company.................         110,000         6,201,250
Hubbell, Incorporated, Class B...........         100,000         5,650,000
Nokia Corporation, ADR...................          90,200         5,378,175
                                                               ------------
                                                                 25,425,925
TRANSPORTATION EQUIPMENT-2.60%
Chrysler Corporation  .....................       149,451         7,154,957
Northrop Grumman Corporation  .............       120,000         6,255,000
                                                               ------------
                                                                 13,409,957

TRUCKING, WAREHOUSING AND STORAGE-0.32%
Storage USA, Incorporated .................        58,200         1,651,425

COMMUNICATION SERVICES-9.09%
American Telephone & Telegragh
  Company .................................       159,000         8,446,875
BCE, Incorporated .........................       202,000         6,489,250
NYNEX Corporation .........................       203,400         8,186,850
U.S. West, Incorporated ...................       243,860        10,150,672
Viacom, Incorporated, Class B*  ...........       160,000         7,420,000
VodaFone Group, PLC, ADR  .................       165,000         6,249,375
                                                               ------------
                                                                 46,943,022

ELECTRIC, GAS & SANITARY SERVICES-2.31%
Niagara Mohawk Power Corporation  .........       186,700         2,753,825
Pacific Gas & Electric Company  ...........       165,000         4,785,000
Pinnacle West Capital Corporation .........       180,000         4,410,000
                                                               ------------
                                                                 11,948,825

WHOLESALE & RETAIL TRADE-6.12%
May Department Stores Company .............       160,000         6,660,000
McKesson Corporation  .....................       183,000         8,555,250
J.C. Penney Company, Incorporated .........       128,000         6,144,000
Rite Aid Corporation  .....................       190,000         4,868,750
Wal-Mart Stores, Incorporated .............       200,000         5,350,000
                                                               ------------
                                                                 31,578,000

BANKING & FINANCE-5.47%
Citicorp  .................................       139,000         8,044,625
Federal National Mortgage Association......        54,900         5,181,188
Fleet Financial Group, Incorporated .......       238,000         8,835,750
Republic of New York Corporation  .........       110,000         6,160,000
                                                               ------------
                                                                 28,221,563


INSURANCE-3.87%
Chubb Corporation .........................       126,000        10,095,750
General Re Corporation  ...................        36,000         4,819,500
Marsh & McLennan Companies  ...............        62,400         5,062,200
                                                               ------------
                                                                 19,977,450

REAL ESTATE-0.73%
Post Properties, Incorporated .............       125,000         3,781,250
                                                               ------------

HOLDING & INVESTMENT COMPANIES-3.42%
J.P. Morgan & Company, Incorporated .......       170,000        11,921,250
Safeco Corporation  .......................       100,000         5,743,750
                                                               ------------
                                                                 17,665,000

BUSINESS SERVICES-3.61%
The Dun & Bradstreet Corporation                  140,000        $7,350,000
Novell, Incorporated* .....................       265,000         5,283,438
Policy Management Systems Corporation*.....       130,000         5,980,000
                                                               ------------
                                                                 18,613,438

TOTAL COMMON STOCKS
  (Cost $390,610,720) .....................                    $462,269,604
                                                               ------------

PREFERRED STOCKS-4.94%
TRANSPORTATION EQUIPMENT-1.32%
Ford Motor Company, Series A...............        70,000         6,798,750
                                                               ------------
REAL ESTATE-0.99%
Security Capital Pacific Trust.............       230,550         5,129,738
                                                               ------------

HEALTH SERVICES-1.01%
Beverly Enterprises, Incorporated..........       100,000         5,225,000
                                                               ------------

BUSINESS SERVICES-1.62%
Ceridian Corporation  .....................       100,000         8,350,000
                                                               ------------

TOTAL PREFERRED STOCKS
  (Cost $22,829,080)  .....................                     $25,503,488
                                                               ------------


  Principal
   Amount                                       Maturity           Value
  ---------                                     --------           -----
CONVERTIBLE BONDS-2.36%

OIL & GAS EXPLORATION-1.31%
 $7,000,000     Noble Affiliates,
                Incorporated, 4.25% .......     01/01/03       $  6,737,500
                                                               ------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT-1.05%
  3,300,000     General Instrument
                Corporation, 5.00%.........     06/15/00          5,445,000
                                                               ------------
TOTAL CONVERTIBLE BONDS
   (Cost $10,777,495)......................                    $ 12,182,500
                                                               ------------

  Principal
   Amount                                                          Value
  ---------                                                        -----
 REPURCHASE AGREEMENT-3.13%
 $16,147,000    Repurchase Agreement with UBS
                Securities, dated 06/30/95 at 6.125%, to be
                repurchased at $16,155,242 on 07/03/95,
                collateralized by $16,680,000 U.S. Treasury
                Note, 5.75%, due 08/15/03 (valued at
                $16,500,788, including interest)..........      $ 16,147,000
                                                                ------------

 TOTAL INVESTMENTS (Growth and
   Income Trust) (Cost $440,364,295)......................      $516,102,592
                                                                ============

 * Non-Income producing

   The accompanying notes are an integral part of the financial statements.


NASL SERIES TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1995 - UNAUDITED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
----------------------------------------------------------------------------
STRATEGIC BOND TRUST

Principal
 Amount                                  Maturity       Value
---------                                --------       -----
U.S. TREASURY OBLIGATIONS-8.45%
U.S. TREASURY NOTES-8.45%
$1,000,000 6.25%..................      05/31/00     $ 1,010,620
   500,000 6.75%   ...............      04/30/00         515,155
 5,000,000 11.875%   .............      11/15/03       6,813,300
                                                     -----------
                                                       8,339,075

 TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $7,889,522) .........................       $ 8,339,075
                                                     -----------

 U. S. GOVERNMENT AGENCY AND
 MORTGAGE - BACKED OBLIGATIONS-7.94%
 FEDERAL HOME LOAN BANK-2.53%
     500,000 5.94%   .................  06/13/00         494,983
   1,500,000 6.59%   .................  08/11/97       1,496,250
   3,318,132 759.50%, IO   ...........  07/15/06         510,992
                                                     -----------
                                                       2,502,225

 FEDERAL HOME LOAN MORTGAGE CORPORATION-3.02%
   2,104,801 8.00%   .................  05/01/10       2,144,708
     815,452 8.50%   .................  05/01/08         842,232
                                                     -----------
                                                       2,986,940

 FEDERAL NATIONAL MORTGAGE ASSOCIATION-2.38%
   2,400,000 6.50%   .................  05/01/25       2,349,334
                                                     -----------

 TOTAL U.S. GOVERNMENT AGENCY AND
   MORTGAGE - BACKED OBLIGATIONS
   (Cost $7,714,799) .........................       $ 7,838,499
                                                     -----------

 FOREIGN GOVERNMENT OBLIGATIONS-36.26%
 GOVERNMENT OF ARGENTINA-3.59%
          5,800,000 FRN, Series L  ...  03/31/05       3,545,250
                                                     -----------

 GOVERNMENT OF BELGIUM-0.63%
 BEF      5,000,000 6.50%  ...........  03/31/05         163,028
 BEF     12,000,000 9.00%  ...........  07/30/98         454,545
                                                     -----------
                                                         617,574

 GOVERNMENT OF BRAZIL-6.22%
 $        2,601,000 4.00%, Series C  .  04/15/14       1,277,741
          1,250,000 6.00%  ...........  09/15/13         603,125
          3,637,500 FRN  .............  01/01/01       2,928,188
          3,000,000 FRN.............    04/15/24       1,331,250
                                                     -----------
                                                       6,140,304

 GOVERNMENT OF BULGARIA-3.37%
          3,000,000 FRN  .............  07/28/11       1,252,500
          2,250,000 FRN, Series A  ...  07/28/24       1,113,750
          3,750,000 FRN, Series A  ...  07/28/12         956,250
                                                     -----------
                                                       3,322,500

 GOVERNMENT OF COSTA RICA-0.35%
            700,000 6.25%, Series B  .  05/21/15         346,500
                                                     -----------

 GOVERNMENT OF DENMARK-0.31%
 DKK        600,000 7.00%  ...........  12/15/04         100,213
 DKK      1,200,000 9.00%  ...........  10/20/00         210,529
                                                     -----------
                                                         310,742

 GOVERNMENT OF FRANCE-1.42%
 FRF      2,300,000 7.50%  ...........  04/25/05        $470,549
 FRF      4,400,000 8.00%  ...........  05/12/98         933,195
                                                     -----------
                                                       1,403,743

 GOVERNMENT OF GERMANY-4.11%
 DEM      2,350,000 Bundes Obligation
                    6.375%   .........  05/20/98       1,731,677
 DEM      3,230,000 6.875%   .........  05/12/05       2,326,413
                                                     -----------
                                                       4,058,090
 GOVERNMENT OF ITALY-0.99%
 ITL    195,000,000 9.50%  ...........  12/01/17         113,133
 ITL  1,670,000,000 9.50%, BTPS  .....  01/01/05         863,756
                                                     -----------
                                                         976,889

 GOVERNMENT OF JAPAN-4.24%
 Yen     41,300,000 4.60%  ...........  03/21/05         554,922
 Yen    281,500,000 4.90%  ...........  03/20/98       3,636,201
                                                     -----------
                                                       4,191,123

 GOVERNMENT OF MEXICO-2.31%
 $        1,250,000 6.25%, Series A...  12/31/19         759,375
          2,500,000 6.25%, Series B...  12/31/19       1,518,750
          1,538,000 Mexican United
                    States Rights.....  12/31/19               2
                                                     -----------
                                                       2,278,127

 GOVERNMENT OF NETHERLANDS-0.76%
 NLG        850,000 6.25%  ...........  07/15/98         556,025
 NLG        300,000 7.00%  ...........  06/15/05         193,127
                                                     -----------
                                                         749,151

 GOVERNMENT OF POLAND-6.06%
 $       10,000,000 Poland Bear PDI,
                    Step up to 3.25%    10/27/14       5,987,500
                                                     -----------

 GOVERNMENT OF SPAIN-0.79%
 ESP    105,500,000 10.00%   .........  02/28/05         783,030
                                                     -----------

 GOVERNMENT OF UNITED KINGDOM-1.11%
 Pound      340,000 7.25%  ...........  03/30/98         532,406
 Pound      355,000 8.50%, Treasury  .  12/07/05         566,479
                                                     -----------
                                                       1,098,885

 TOTAL FOREIGN GOVERNMENT
 OBLIGATIONS  (Cost $35,536,814) .............       $35,809,406
                                                     -----------

 CORPORATE BONDS-41.14%
 OIL & GAS EXPLORATION-1.59%
   1,500,000 Petro PSC Property, 12.50% 06/01/02       1,567,500
                                                     -----------

 CHEMICALS, RUBBER & PLASTIC-2.36%
   1,000,000 Harris Chemical, 10.25%    07/15/01         907,500
   1,500,000 Foamex International,
             11.875%   ...............  10/01/04       1,425,000
                                                     -----------
                                                       2,332,500
 PAPER, PRINTING & PUBLISHING-1.00%
   1,000,000 Stone Container Corporation,
             9.875%  .................  02/01/01         991,250
                                                     -----------
 METAL & METAL PRODUCTS-2.75%
   1,000,000 Renco Metals, Incorporated,
             12.00%  .................  07/15/00       1,005,000

    The accompanying notes are an integral part of the financial statements.

NASL SERIES TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1995 - UNAUDITED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
----------------------------------------------------------------------------
  Principal
   Amount                                      Maturity            Value
  ---------                                    --------            -----
 METAL & METAL PRODUCTS-2.75%
 $1,600,000  Ucar Global Enterprises,
             12.00%..........................  01/15/05       $ 1,714,000
                                                              -----------
                                                                2,719,000

 INDUSTRIAL & COMMERICAL MACHINERY-6.33%
   1,000,000 Aftermarket Technology
             Corporation, 12.00%   ..........  08/01/04         1,065,000
   1,000,000 Berry Plastic Corporation,
             12.25%  ........................   4/15/04         1,010,000
   1,000,000 International Semi-Tech
             Microelectronic, Step-Up
             to 11.50%   ....................  08/15/03           495,000
   1,000,000 Selmer, Incorporated,11.00%.....  05/15/05           975,000
     750,000 Speciality Equipment Companies,
             Incorporated, 11.375% ..........  12/01/03           770,625
   1,000,000 Venture Holdings, 9.75%.........  04/01/04           868,750
   1,000,000 Waters Corporation, 12.75%......  09/30/04         1,061,250
                                                              -----------
                                                                6,245,625
 TRANSPORTATION EQUIPMENT-1.49%
     306,000 Jordan Industries,
             Incorporated, 10.375% ..........  08/01/03           282,285
   2,000,000 Jordan Industries, Incorporated
             Step up to 11.75% ..............  08/01/05         1,190,000
                                                              -----------
                                                                1,472,285
 TRANSPORTATION-1.20%
   2,000,000 Transtar Holdings, L.P.,
             Step up to 13.375%  ............  12/15/03         1,180,000
                                                              -----------
 COMMUNICATION-5.10%
   1,250,000 Adelphia Communications
             Corporation, 12.50%   ..........  05/15/02         1,243,750
   1,500,000 In Flight Phone Corporation,
             14.00%  ........................  05/15/02           885,000
   1,500,000 Katz Corporation, 12.75%........  11/15/02         1,627,500
     500,000 Pro-net Incorporated,
             11.875%   ......................  06/15/05           505,000
     750,000 Rogers Cablesystems,10.00%......  11/15/02           770,625
                                                              -----------
                                                                5,031,875
 WHOLESALE & RETAIL TRADE-2.79%
   1,000,000 Cole National Corporation,
             11.25%  ........................  10/01/01           935,000
     750,000 Finlay Fine Jewelry Corporation,
             10.625%   ......................  05/01/03           716,250
   1,000,000 Parisian, Incorporated,
             9.875%  ........................  07/15/03           780,000
     500,000 Pharmaceutical Marketing,
             6.25%   ........................  02/01/03           327,500
                                                              -----------
                                                                2,758,750
 FOOD STORES-2.44%
   1,500,000 Pathmark Stores, Incorporated,
             9.625%  ........................  05/01/03         1,462,500
   1,000,000 Penn Traffic Company, New
             9.625%  ........................  04/15/05           942,500
                                                              -----------
                                                                2,405,000
 EATING & DRINKING PLACES-1.22%
     750,000 Carrols Corporation, 11.50%.....  08/15/03           718,125
                                                              -----------

  Principal
   Amount                                      Maturity          Value
  ---------                                    --------          -----
 EATING & DRINKING PLACES-CONTINUED
    $750,000 Family Restaurants, 9.75%.......  02/01/02       $   487,500
                                                              -----------
                                                                1,205,625
 BANKING & FINANCE-7.01%
   1,000,000 Indahkiat, 11.375%  ............  06/15/99           500,000
     700,000 Olympic Financial, 13.00%.......  05/01/00           512,500
   3,600,000 Paine Webber, Incorporated,
             6.30%   ........................  02/15/96         3,564,000
   1,000,000 U.S. Banknote Corporation,
             11.625%   ......................  08/01/02           720,000
   1,500,000 U.S. Leasing International,
             8.45% ..........................  01/25/05         1,628,985
                                                              -----------
                                                                6,925,485
 HOTELS, MOTELS & OTHER LODGING PLACES-0.74%
     750,000 Bally's Grand, Incoporated,
             Series B, 11.875% ..............  03/01/05           731,250
                                                              -----------
 AUTOMOTIVE & OTHER REPAIR SERVICES-0.75%
   1,000,000 Envirotest Systems
             Corporation, 9.625% ............  04/01/03           740,000
                                                              -----------
 MOTION PICTURES, AMUSEMENT & RECREATION SERVICES-1.23%
   1,529,625 Trump Taj Mahal Funding,
             Incorporated, 11.35%  ..........  11/15/99         1,212,228
       7,500 Capital Gaming International,
             Zero coupon   ..................  08/01/95             6,667
                                                              -----------
                                                                1,218,894
 HEALTH SERVICES-2.13%
   1,000,000 Dade International,
             Incorporated, 13.00%  ..........  02/01/05         1,050,000
   1,000,000 National Medical Enterprises,
             Incorporated, 10.125%...........  03/01/05         1,056,250
                                                              -----------
                                                                2,106,250
 TOBACCO MANUFACTURERS-1.01%
   1,000,000 Consolidated Cigar, 10.50%......  03/01/03           995,000
                                                              -----------
 TOTAL CORPORATE BONDS
   (Cost $41,270,997)........................                 $40,626,289
                                                              -----------

                                                  Shares         Value
                                                  ------         -----
 WARRANTS-0.01%
 BPL Holdings Corporation,
   due 04/15/04  ............................     1,000            12,500
                                                              -----------
 Capital Gaming International,
   Units, due 02/01/99 ......................         1                 0
 TOTAL WARRANTS
   (Cost $0) .....................................            $    12,500
                                                              -----------
  Principal
   Amount                                                        Value
  ---------                                                      -----
 REPURCHASE AGREEMENT-6.20%
 $6,118,000   Repurchase Agreement with UBS Securities,
              dated 06/30/95 at 6.05%, to be repurchased
              at $6,121,084 on 07/03/95, collateralized
              by $3,865,000 U.S.Treasury Bond, 14.00%
              due 11/15/11 (valued at $6,309,613,
              including interest)........................     $ 6,118,000
                                                              -----------



    The accompanying notes are an integral part of the financial statements.

NASL SERIES TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1995 - UNAUDITED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
----------------------------------------------------------------------------
 TOTAL INVESTMENTS (Strategic Bond
  Trust) (Cost $98,530,132)...................                $ 98,743,769
                                                              ------------
GLOBAL GOVERNMENT BOND TRUST

  Principal
   Amount                                      Maturity           Value
  ---------                                    --------           -----
 U.S. GOVERNMENT AGENCY OBLIGATIONS-5.22%
 FEDERAL HOME LOAN MORTGAGE CORPORATION-2.83%
 $6,000,000  6.50% ..........................  06/08/00       $  5,992,500
                                                              ------------
 FEDERAL NATIONAL MORTGAGE ASSOCIATION-2.39%
   5,000,000 6.85%...........................  05/26/00          5,062,500
                                                              ------------
 TOTAL U.S. GOVERNMENT AGENCY
  OBLIGATIONS (Cost $11,005,160) ............                 $ 11,055,000
                                                              ------------

 FOREIGN GOVERNMENT OBLIGATIONS-62.57%
 COMMONWEALTH OF AUSTRALIA-8.87%
 AUD     15,000,000 New South Wales Treasury,
                    7.00% ...................  04/01/04          9,149,444
 AUD      5,000,000 Queensland Treasury,
                    6.50% ...................  06/14/05          2,888,552
 AUD     10,000,000 Queensland Treasury,
                    8.00% ...................  05/14/03          6,752,128
                                                              ------------
                                                                18,790,124
 GOVERNMENT OF BELGIUM-3.13%
 Yen    500,000,000 5.00% ...................  12/17/99          6,639,726
                                                              ------------
 GOVERNMENT OF CANADA-7.83%
 CAD     12,000,000 Canada (Government of ),
                    8.00% ...................  06/01/23          8,164,840
 CAD     12,000,000 Quebec (Province of),
                    7.50% ...................  12/01/03          8,426,954
                                                              ------------
                                                                16,591,794
 REPUBLIC OF FINLAND-2.32%
 $        5,000,000 6.75% ...................  11/24/97          4,907,500
                                                              ------------
 GOVERNMENT OF FRANCE-4.09%
 FRF    200,000,000 Oat Strip,
                    Zero coupon .............  04/25/23          4,167,998
 FRF     25,000,000 Oat Principle, 5.50% ....  04/25/04          4,483,381
                                                              ------------
                                                                 8,651,379
 REPUBLIC OF ITALY-18.53%
 Yen    500,000,000 FRN  ....................  07/26/99          5,865,141
 $        7,500,000 5.625% ..................  06/09/98          7,338,000
 ITL 15,000,000,000 8.50%  ..................  08/01/99          8,142,399
 ITL 15,000,000,000 10.00% ..................  08/01/03          8,786,860
 ITL 15,000,000,000 12.00% ..................  09/01/02          9,119,633
                                                              ------------
                                                                39,252,033
 GOVERNMENT OF SPAIN-10.12%
 ESP  1,500,000,000 7.50% ...................  06/15/02         11,531,888
 ESP  1,500,000,000 8.00% ...................  05/30/04          9,894,737
                                                              ------------
                                                                21,426,625
  Principal
   Amount                                      Maturity           Value
  ---------                                    --------           -----
 GOVERNMENT OF SWEDEN-7.68%
 Yen    250,000,000 3.50% ...................  01/12/04       $  3,042,003
 Yen    200,000,000 3.875% ..................  06/21/99          2,530,824
 SEK    110,000,000 6.00% ...................  02/09/05         10,694,704
                                                              ------------
                                                                16,267,531
 TOTAL FOREIGN GOVERNMENT
  OBLIGATIONS (Cost $136,906,575) ...........                 $132,526,712
                                                              ------------

 SUPRANATIONAL ORGANIZATIONS-10.56%
 European Investment Bank:
 Pound    4,000,000 6.00% ...................  08/10/99          5,851,541
 DEM     10,000,000 7.50% ...................  11/04/02          7,419,460
 Pound    6,000,000 8.00% ...................  06/10/03          9,100,682
                                                              ------------
                                                                22,371,683
 TOTAL SUPRANATIONAL
  ORGANIZATIONS (Cost $21,490,773) ..........                  $22,371,683
                                                              ------------

 CORPORATE BONDS-7.32%
 BANKING & FINANCE-7.32%
 FRF     25,000,000 Credit Foncier, 6.00% ...  11/15/04          4,516,877
 Yen    500,000,000 LKB Baden Wurtenberg,
                    3.50% ...................  01/26/04          6,171,391
 FRF     25,000,000 Unendic, 5.25% ..........  10/25/99          4,797,217
                                                              ------------
                                                                15,485,485
 TOTAL CORPORATE BONDS
  (Cost $13,204,977) ........................                 $ 15,485,485
                                                              ------------

 OTHER BONDS  (FOREIGN GOVERNMENT-BACKED
 OR GUARANTEED)-12.02%
 ELECTRIC, GAS & UTILITIES-5.54%
 $       12,000,000 Tokyo Gas Company,
                    5.50% ...................  07/21/98         11,730,000
                                                              ------------
 BANKING & FINANCE-6.48%
 DEM      5,000,000 Bundes Republic of
                    Germany, 6.75% ..........  04/22/03          3,568,717
 DEM      5,000,000 Finnish Export Credit,
                    6.75% ...................  09/29/03          2,867,267
 DEM     10,000,000 Treuhandanstalt,
                    7.125% ..................  01/29/03          7,292,910
                                                              ------------
                                                                13,728,894
 TOTAL OTHER BONDS  (Foreign
  Government-Backed Or Guaranteed)
   (Cost $25,385,671) .......................                  $25,458,894
                                                              ------------
 SHORT TERM INVESTMENT-2.31%
         $4,897,000 General Electric Capital
                    Corporation, 6.20% ......  07/03/95       $  4,897,000
                                                              ------------

 TOTAL INVESTMENTS
  (Global Government  Bond Trust)
   (Cost $207,993,156) ......................                 $211,794,774
                                                              ============


    The accompanying notes are an integral part of the financial statements.

NASL SERIES TRUST
PORTFOLIO OF INVESTMENT - JUNE 30, 1995 - UNAUDITED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------
INTERNATIONAL GROWTH & INCOME TRUST
                                                 Shares     Value
                                                 ------     -----
COMMON STOCKS-85.35%
FORESTRY-0.36%
Sumitomo Forestry Company..................      12,000  $  193,971
                                                         ----------
MINING-2.20%
Broken Hill Proprietary Company, Ltd.......      36,740     452,277
Daido Steel ...............................      30,000     141,585
RTZ Corporation PLC .......................      10,900     142,050
Showa Aluminum Corporation  ...............      40,000     163,294
Ugine SA  .................................       1,600     112,466
Western Mining Corporation Holdings .......      30,100     165,586
                                                         ----------
                                                          1,177,257
OIL & GAS EXPLORATION-3.69%
British Gas PLC ...........................      30,700     141,336
The British Petroleum Company .............      19,000     136,117
Cosmo Oil .................................      50,000     282,579
Group Brussels Lambert SA .................         700      93,757
Norsk Hydro AS.............................      12,000     501,298
Royal Dutch Petroleum Company .............       2,540     310,144
Shell Transport & Trading Company .........      20,500     245,153
Total, S.A.  B  Shares  ...................       4,350     261,829
                                                         ----------
                                                          1,972,213
BUILDING MATERIALS & CONSTRUCTION-4.64%
Aker AS, Class B  .........................       6,000      75,438
BICC, PLC .................................      11,700      55,260
Bilfinger & Berger Bauaktiengesellschaft AG         235     108,506
Bouygues  .................................       1,350     161,680
Compagnie De Saint.-Gobain  ...............         710      85,763
Holderbank Financier Glarus AG  ...........         160     131,307
Katsumura Construction Company  ...........      40,000     212,377
Lafarge Coppee SA.  .......................       1,850     143,843
Matsui Construction Company ...............      10,000      87,782
Minibea Company ...........................      35,000     224,648
Nikkiso Company ...........................      30,000     204,944
Nippon Kinzoku Company  ...................      15,000      64,598
Nippon Road Company, Ltd  .................      25,000     247,773
Okumura Corporation .......................      25,000     237,449
Tarmac  ...................................      73,400     131,315
Tomkins, PLC  .............................      16,000      57,122
Toshiba Tungaloy Company  .................      10,000      40,352
Toyo Construction Company .................      40,000     209,073
                                                         ----------
                                                          2,479,229
FOOD PRODUCTS-4.74%
Danone  ...................................       1,320     222,029
Grand Metropolitan, PLC ...................      20,000     122,608
Guinness  .................................      16,500     124,111
Hillsdown Holdings  .......................      46,500     133,843
Itoham Foods  .............................      25,000     191,729
Izumiya Company ...........................      13,000     210,135
Nagasakiya Company  .......................      10,000      44,953
Nestle SA .................................         230     239,488
Nippon Suisan Kaisha  .....................      40,000     189,251
Promodes  .................................         960     218,665
Scottish & Newcastle Breweries  ...........      15,000     131,911
Snow Brand Milk Products Company, Ltd......      25,000  $  196,154
Tesco, PLC  ...............................      33,000     152,187
Unilever NV ...............................       1,500     195,160
United Biscuits, PLC  .....................      31,000     157,999
                                                         ----------
                                                          2,530,224
FOOD STORES-0.55%
Carrefour .................................         425     217,702
Nichii Company  ...........................       7,000      76,066
                                                         ----------
                                                            293,768
TEXTILE PRODUCTS-0.98%
Compagnie Financiere Richemont AG,
  Series A  ...............................         140     172,644
Kanematsu Corporation .....................      26,000      98,165
Kurabo Industries .........................      70,000     252,725
                                                         ----------
                                                            523,538
FURNITURE & FIXTURES-0.85%
BIC .......................................         525      86,576
Nichiban Company  .........................       8,000      43,230
Okamura ...................................      15,000     107,250
Ricoh .....................................      25,000     214,737
                                                         ----------
                                                            451,793
PAPER, PRINTING & PUBLISHING-1.55%
Elsevier NV ...............................       8,200      96,844
Gakken Company, Ltd .......................      10,000      61,471
The News Corporation  .....................      47,700     266,476
Nippon Paper Industries ...................      30,000     194,679
Orkla, Class B  ...........................       2,000      84,685
Pearson ...................................       9,000      85,158
Tomoegawa Paper Company ...................      10,000      38,228
                                                         ----------
                                                            827,541
CHEMICAL & PHARMACUETICAL PRODUCTS-7.95%
Allied Colloids ...........................      69,000     135,513
Bayer AG  .................................         410     101,992
BOC Group .................................       8,000     102,158
Central Glass Company .....................      10,000      33,980
Christian Dior SA .........................       2,035     179,202
Chugai Pharmaceutical .....................      15,000     151,849
DSM NV  ...................................       1,000      86,157
Daichi Pharmaceuticals  ...................       9,000     130,612
Daikin Industries .........................      25,000     201,168
Glaxo Holdings  ...........................      31,700     388,920
Hafslund Nycomed, Class B .................       8,000     184,945
Hoechst AG  ...............................         700     151,253
Hoxan Corporation .........................      26,000     161,666
Kaken Pharmaceutical  .....................      25,000     237,449
Kumiai Chemical Industry Company  .........       8,000      46,723
L Oreal ...................................         210      52,681
Lion Corporation  .........................      10,000      57,814
Mitsubishi Kasei Company  .................      50,000     214,147
Mitsui Toatsu Chemicals, Incorporated......      50,000     194,060
Reckitt & Coleman .........................      14,500     153,340
Rhone-Poulenc SA, Class A .................       3,750      84,489
Roche Holdings AG Genuscheine .............          47     302,857
SKW Trostberg AG  .........................       1,000      20,971
Sandoz AG .................................         390     268,919
Sanofi  ...................................       2,950     163,272

    The accompanying notes are an integral part of the financial statements.

NASL SERIES TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1995 - UNAUDITED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
-------------------------------------------------------------------------------

                                                        Shares            Value
                                                        ------            -----
CHEMICAL & PHARMACUETICAL PRODUCTS-CONTINUED
Schering AG..............................                 1,000      $   69,856
SmithKline Beecham, Class A..............                15,500         140,252
Synthelabo...............................                 4,225         239,761
                                                                     ----------
                                                                      4,246,063
METAL PRODUCTS-2.25%
Glynwed, PLC  ...........................                26,000         134,583
Marubeni Corporation  ...................                75,000         381,393
Mitsubishi Metal Corporation  ...........                50,000         224,176
NKK Corporation .........................                50,000         117,397
Nissho-Iwai Company .....................                30,000         120,701
Ryobi, Ltd  .............................                15,000          74,332
Thyssen AG  .............................                   500          93,105
Totoku Electric .........................                10,000          52,504
U.S. Industries, Incorporated ...........                   367           5,000
                                                                     ----------
                                                                      1,203,191
INDUSTRIAL & COMMERCIAL MACHINERY-2.76%
BTR .....................................                26,100         132,610
Fuji Heavy, Ltd .........................                40,000         148,664
Hitachi, Ltd  ...........................                50,000         498,496
Ish Ikawajima-Harima Heavy Industries....                70,000         275,028
Shin Nippon Air Technologies Company.....                 4,000          52,386
Sony Corporation  .......................                 5,000         240,104
Toyo Umpanki  ...........................                 5,000          17,816
Toyoda Machine Works, Ltd ...............                15,000         106,365
                                                                     ----------
                                                                      1,471,469
ELECTRONIC & ELECTRICAL EQUIPMENT AND COMPONENTS-3.27%
Alps Electric Company ...................                20,000         209,545
Brown Boveri & Cie AG, Class A  .........                   130         134,572
Dixons Group  ...........................                28,000         114,212
General Electric Company  ...............                21,000         102,523
Hitachi Software Engineering  ...........                 5,000         104,419
Intec, Incorporated .....................                10,000         120,247
Largardere Groupe .......................                 4,620          95,709
Legrand .................................                   400          63,489
Legrand, Pfd.............................                 1,150         113,785
Minolta Camera Company  .................                40,000         146,304
NEC Corporation .........................                40,000         438,440
Pioneer Electric Corporation  ...........                 6,000         101,941
                                                                     ----------
                                                                      1,745,287
TRANSPORTATION EQUIPMENT-5.42%
Cycle & Carraige  .......................                 9,000          80,501
Daimler Benz AG .........................                   275         126,279
Honda Motor Company .....................                13,000         199,398
Inchcape  ...............................                 6,000          28,147
Konica Corporation  .....................                20,000         122,471
M.A.N. AG ...............................                   650         167,571
Mitsubishi Motor Corporation  ...........                25,000         206,183
Nissan Diesel ...........................                30,000         135,567
Renault .................................                 6,800         213,058
Rexam, PLC  .............................                 8,000          61,384
Rolls Royce, PLC  .......................                48,000         133,199
Sanden  .................................                10,000          48,611
Sembawang Corporation, Ltd  .............                18,000         109,481
Tan Chong Motor Holdings Berhad .........                95,000         107,406
Tokia Rika Denki  .......................                 8,000          79,854

TRANSPORTATION EQUIPMENT-CONTINUED
Toyo Tire & Rubber  .....................                50,000         185,240
Toyota Motor Company  ...................                20,000         396,437
Vickers .................................                19,000          62,393
Volkswagen AG ...........................                   800         231,117
Zexel Corporation .......................                30,000         202,466
                                                                     ----------
                                                                      2,896,763
MISCELLANEOUS MANUFACTURING-4.39%
Air Liquide .............................                 1,350         215,666
B.A.T. Industries .......................                23,000         175,929
Eaux (Cie Generale Des) .................                 2,440         271,600
Fuji Denki Reiki  .......................                10,250         111,383
Hanson, PLC .............................                60,600         212,012
Japan Tobacco, Incorporated .............                    19         169,925
Kitz Corporation  .......................                30,000         130,966
Nippon Zeon Company .....................                30,000         130,612
Seita ...................................                 7,200         216,390
Solvay Et Cie, Class A  .................                   165          91,357
Sumitomo Metal Industries ...............               150,000         391,127
Ube Industries  .........................                50,000         174,621
Yamaha Corporation.......................                 5,000          54,569
                                                                     ----------
                                                                      2,346,157
TRANSPORTATION-2.62%
East Japan Railway Company  .............                    70         359,271
Kvaerner Industrier, Class B  ...........                 3,500         153,310
Peninsular & Orient Steam NAV ...........                15,000         137,994
Senko Company ...........................                35,000         212,672
Singapore International Airlines  .......                14,000         129,231
Swire Pacific ...........................                36,000         274,497
Tobu Railway Company  ...................                20,000         124,830
YamatoTransport .........................                   800           8,514
                                                                     ----------
                                                                      1,400,318
COMMUNICATION SERVICES-3.12%
Alcatel Alsthom Cie Generale D Electric..                 2,830         254,809
British Telecommunications  .............                63,700         397,092
Cable and Wireless  .....................                18,400         125,821
Ciba-Geigy Corporation AG ...............                   590         432,445
Hong Kong Telecommunications, Ltd .......               144,400         285,523
Television Broadcasts ...................                48,000         168,730
                                                                     ----------
                                                                      1,664,420
ELECTRIC, GAS & SANITARY SERVICES-6.51%
CSR .....................................                44,100         138,541
Electrabel  .............................                   800         169,022
Fuji Electric ...........................                40,000         201,522
Hong Kong Electric Holdings .............                48,000         163,147
Matsushia Electric Works, Ltd.  .........                30,000         467,229
Osaka Gas Company .......................                50,000         184,650
Scottish Hydro Electric, PLC  ...........                21,000         106,865
Shikoku Electric Power, Incorporated.....                15,000         417,674
Siemens AG  .............................                   605         300,345
Societe National Elf Aquitaine  .........                 2,980         220,217
Tohoku Electric Power Company ...........                10,000         277,270
Tractobel ...............................                   330         119,780
Veba AG .................................                 1,040         408,750
Yorkshire Electricity Group .............                13,600         149,229
Yorkshire Water .........................                17,000         155,717
                                                                     ----------
                                                                      3,479,959





    The accompanying notes are an integral part of the financial statements.

NASL SERIES TRUST
PORTFOLIO OF INVESTMENT - JUNE 30, 1995 - UNAUDITED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------
                                                Shares      Value
                                                ------      -----
WHOLESALE & RETAIL TRADE-2.71%
Argyll Group..............................      30,800   $   164,327
Ava Allgemeine Handles-Der Verbr AG.......         270       105,434
Daiei, Incorporated.......................      20,000       243,054
Kawasho Corporation.......................      17,000        70,202
Kingfisher  ..............................      18,500       124,886
Mitsukoshi, Ltd ..........................      20,000       143,000
Nippon Seiko  ............................      35,000       201,935
Sears, PLC  ..............................      80,800       127,850
Takashimaya Company, Ltd  ................      20,000       269,011
                                                         -----------
                                                           1,449,699
BANKING & FINANCE-20.84%
Abbey National  ..........................      22,000       163,732
Allianz AG Holdings ......................          90       160,625
Amoy Properties ..........................     227,000       199,488
Asahi Bank, Ltd ..........................      10,000       106,778
CIC Union Europe  ........................         700        45,019
CIE Financiale  ..........................       2,190       132,637
Cheung Kong Holdings  ....................      99,000       490,023
Chubb Security  ..........................      15,600        77,897
Chuo Trust and Banking  ..................      20,000       226,535
Credit Local France ......................       2,960       274,568
Credit Suisse Holdings  ..................       2,175       199,273
Dai Ichi Kangyo Bank  ....................      30,000       540,561
Daishi Bank ..............................      15,000       103,888
Daiwa Securities  ........................      20,000       210,961
Deutsche Bank AG  ........................       5,050       245,406
Deutsche Fpandbrief & Hypobk  ............         240       122,009
Deutsche Fpandbrief & Hypobk, New ........          48        24,402
Development Bank of Singapore ............      11,000       125,152
Diamond Lease Company ....................      20,000       297,328
Diawa Bank  ..............................      60,000       541,561
Fukui Bank  ..............................      30,000       161,052
Generale De Banque  ......................         275        88,360
HSBS Holdings, ORD  ......................       9,000       116,144
HSBS Holdings ............................      16,800       215,488
The Hokkaido Takushoku Bank, Ltd  ........      90,000       246,357
Hyakugo Bank  ............................      25,000       175,506
Industrial Bank Japan ....................       5,000       130,376
International Nederlanden Groep ..........       1,700        94,024
Lloyds Bank ..............................      21,000       208,219
Mepc  ....................................      21,400       130,170
Mitsui Trust & Banking  ..................      22,000       202,466
Muenchener Rueckversicherung  ............         195       427,270
Nanto Bank, Ltd ..........................      15,000       128,311
National Australia Bank, Ltd..............      37,800       298,754
Nippon Credit Bank  ......................      40,000       198,218
Nomura Securities Company ................      35,000       611,173
Public Bank Berhad  ......................     190,000       424,733
Redland ..................................      15,000        98,158
Reuters ..................................      16,500       137,362
The Royal Bank of Scotland, PLC ..........      23,000       156,361
Sakura Bank ..............................      40,000       417,675
Shiga Bank  ..............................      16,000       111,380
Schweizerische Bankgesellschaft ..........         180       186,487
Schweizerischer Bankverein  ..............         490       173,617
Schweiz Ruckversicherungs ................         170       130,951
Sime Darby Berhad ........................      87,000       242,658
Societe Generale  ........................       1,880     2,197,296
Standard Charter Bank ....................      26,000       138,097
Sumitomo Bank ............................       4,000        69,376
Tokio Marine & Fire Insurance Company.....      30,000       344,051
Willis Corroon Group, PLC ................      45,000       107,342
Yasuda Trust & Banking  ..................      50,000       327,414
Zurich Versicherung ......................         100       125,488
                                                         -----------
                                                          11,130,670
REAL ESTATE-1.63%
D.B.S. Land ..............................      26,000        81,488
Daito Trust Construction  ................       3,000        28,140
Mitsui Fudosan Company  ..................      15,000       171,848
New World Development ....................      51,000       169,719
Shibusawa Warehouse ......................      35,000       187,895
Tokyu Land Corporation  ..................      55,000       233,614
                                                         -----------
                                                             872,704
HOLDING & INVESTMENT COMPANIES-1.44%
AXA Company ..............................       3,510       189,564
Guardian Royal Exchange ..................      59,500       195,390
Southcorp Holdings, Ltd ..................      70,000       139,805
TNT ......................................     109,700       144,243
Uni-Charm ................................       5,000        97,929
                                                         -----------
                                                             766,931
MOTION PICTURES, AMUSEMENT & RECREATION
Services-0.48%
Granada Group, PLC  ......................      14,500       140,658
Television Francaise  ....................       1,180       116,145
                                                         -----------
                                                             256,803
HOTELS, MOTELS & OTHER LODGING PLACES-0.25%
Forte ....................................      37,000       133,859
                                                         -----------
ENGINEERING AND CONSTRUCTION-0.15%
Toshiba Engineering & Construction  ......      10,000        82,001
                                                         -----------
TOTAL COMMON STOCK
  (Cost $46,369,079)  ....................               $45,595,828
                                                         -----------
Principal
 Amount                                       Maturity      Value
---------                                     --------      -----
FOREIGN GOVERNMENT OBLIGATIONS-12.46%
GOVERNMENT OF CANADA-0.70%
CAD    100,000  8.00%   ..................    06/01/23   $    70,225
CAD    380,000  9.75%   ..................    06/01/01       303,236
                                                         -----------
                                                             373,461
GOVERNMENT OF DENMARK-0.38%
DKK 1,100,000   8.00%   ..................    11/15/01       200,670
                                                         -----------
GOVERNMENT OF FRANCE-1.51%
FRF  1,500,000  6.75% ....................    10/25/03       294,666
FRF  2,500,000  7.50% ....................    04/25/05       511,466
                                                         -----------
                                                             806,132
GOVERNMENT OF GREAT BRITAIN-1.14%
[POUND]    200,000   United Kingdom
                     Treasury 6.75% ......    11/26/04       282,667
[POUND]    200,000   United Kingdom
                     Conversion 9.00% ....    03/03/00       327,393
                                                         -----------
                                                             610,060

   The accompanying notes are an integral part of the financial statements.

NASL SERIES TRUST
PORTFOLIO OF INVESTMENT - JUNE 30, 1995 - UNAUDITED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------
Principal
 Amount                                          Maturity     Value
---------                                        --------     -----
GOVERNMENT OF GERMANY-2.73%
DEM 500,000 7.375% ........................      01/03/20  $   369,888
DEM 1,360,000 9.00% .......................      10/20/00    1,089,790
                                                           -----------
                                                             1,459,678
GOVERNMENT OF JAPAN-5.20%
Yen 105,000,000  Ser #123, 4.90% ..........      09/20/99    1,390,626
Yen 100,000,000  Ser #145, 5.50% ..........      03/20/02    1,387,883
                                                           -----------
                                                             2,778,509
GOVERNMENT OF NETHERLANDS-0.80%
NLG     630,000  7.75% ....................      03/01/05      426,302
                                                           -----------
TOTAL FOREIGN GOVERNMENT
 OBLIGATIONS (Cost $6,492,385) ............                $ 6,654,812
                                                           -----------
CORPORATE BONDS-2.18%
BANKING & FINANCE-0.99%
Yen  40,000,000  Bank of Tokyo Cayman
                 Finance, 4.25% ...........      03/31/20      527,403
                                                           -----------
INDUSTRIAL-0.12%
Yen   5,000,000  SXL Corporation,
                 2.70%   ..................      03/29/02       62,533
                                                           -----------
TRANSPORTATION-0.09%
Yen   4,000,000  Sagami Railway
                 Company, 3.80% ...........      09/30/99       50,357
                                                           -----------
ELECTRIC, GAS & SANITARY SERVICES-0.54%
Yen   5,000,000  Matsushita Electric,
                 2.70%.....................      05/31/02       63,064
                                                           -----------
COMMUNICATION-0.42%
        230,000  Telekom Malaysia
                 Berhad, 4.00% ............      10/03/04      221,950
                                                           -----------
PHARMACEUTICALS-0.44%
Yen  20,000,000  Yamanouchi Pharmaceutical,
                 1.25% ....................      03/31/14      235,974
                                                           -----------
TOTAL CORPORATE BONDS
  (Cost $1,176,422) .......................                $ 1,161,281
                                                           ===========

                                                  Shares      Value
                                                  ------      -----
RIGHTS-0.01%
BANKING & FINANCE-0.01%
Allianze AG (Expiration date 07/05/95)......          90   $     6,704
                                                           -----------
TOTAL RIGHTS (Cost $167,624) ...............               $     6,704
                                                           -----------
WARRANTS-0.00%
CONSTRUCTION-0.00%
Holderbank Financiere (Expiration date
  12/20/95; Strike price CHF 640) ..........         800         1,077
                                                           -----------
TOTAL WARRANTS (Cost $0)  ..................               $     1,077
                                                           -----------
TOTAL INVESTMENTS
  (International Growth & Income Trust)
    (Cost $54,205,510)  ....................               $53,419,702
                                                           ===========

 INVESTMENT QUALITY BOND TRUST
  Principal
   Amount                                        Maturity     Value
  ---------                                      --------     -----
 U.S. GOVERNMENT AGENCY AND MORTGAGE-
 BACKED OBLIGATIONS-24.10%
 FEDERAL HOME LOAN MORTGAGE CORPORATION-2.88%
  $1,400,000 6.50% .................  08/17/11 - 06/25/19  $ 1,380,280
   2,000,000 8.00% ..........................    11/15/99    2,081,240
                                                           -----------
                                                             3,461,520
 FEDERAL NATIONAL MORTGAGE ASSOCIATION-1.64%
   2,000,000 7.00%, TBA** ...................    01/01/99    1,965,620
                                                           -----------
 GOVERNMENT NATIONAL MORTGAGE ASSOCIATION-18.78%
     250,969 6.50%  ...............   07/15/08 - 05/15/09      248,145
     150,678 7.00%  .........................    01/15/24      148,276
     213,824 7.50%  ...............   04/15/02 - 10/15/22      215,278
   6,919,754 8.00%  ...............   05/15/21 - 12/15/22    7,084,099
      51,076 8.20%  .........................    06/15/12       52,034
   6,544,304 8.50%  ...............    09/15/16 -06/15/25    6,807,684
   7,609,475 9.00%  ...............   02/15/23 - 05/15/25    7,994,190
       2,674 9.50%  .........................    10/15/09        2,830
                                                           -----------
                                                            22,552,536
 RESOLUTION FUNDING CORPORATION-0.80%
     525,000 8.875%  ........................    07/15/20      649,194
     240,000 9.375%  ........................    10/15/20      304,987
                                                           -----------
                                                               954,181
 TOTAL U.S. GOVERNMENT AGENCY AND MORTGAGE-
 BACKED OBLIGATIONS (Cost $32,214,263).......              $28,933,857
                                                           -----------
 U.S. TREASURY OBLIGATIONS-34.62%
 U.S. TREASURY BONDS-28.85%
   2,200,000 8.875%  ........................    02/15/19    2,750,352
   1,250,000 9.250%  ........................    02/15/16    1,602,738
   7,800,000 10.75%  ........................    02/15/03    9,932,832
  13,800,000 12.00%  ........................    08/15/13   20,355,000
                                                           -----------
                                                            34,640,922
 U.S. TREASURY NOTES-5.77%
   6,500,000 8.875%  ........................    11/15/97    6,924,515
                                                           -----------
 TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $35,278,559) .......................              $41,565,437
                                                           -----------
 CORPORATE BONDS-33.29%
 OIL & GAS EXPLORATION-0.80%
     900,000 AMOCO Canada Petroleum
             Company, Ltd, 7.95% ............    10/01/22      960,714
                                                           -----------
 LUMBER & WOOD PRODUCTS-1.54%
   1,620,000 Boise Cascade Corporation,
             9.85%  .........................    06/15/02    1,845,455
                                                           -----------
 PAPER, PRINTING & PUBLISHING-2.22%
     150,000 Container Corporation of
             America, 9.75% ....... .........    04/01/03      148,500
     450,000 Fort Howard Corporation,
             9.25%  .........................    03/15/01      443,250
   2,000,000 Time Warner, Incorporated,
             9.125%  ........................    01/15/13    2,078,580
                                                           -----------
                                                             2,670,330

 ** Purchased on a forward commitment (Note 2).

    The accompanying notes are an integral part of the financial statements.

NASL SERIES TRUST
PORTFOLIO OF INVESTMENT - JUNE 30, 1995 - UNAUDITED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------
 Principal
  Amount                                        Maturity      Value
 ---------                                      --------      -----
METAL & METAL PRODUCTS-1.12%
$  300,000   AK Steel Corporation, 10.75%.....  04/01/04  $   315,000
   450,000   American Standard,
             Incorporated, 10.50% ............  06/01/05      342,000
   450,000   Armco, Incorporated,
             9.375% ................,,........  11/01/00      432,000
   250,000   Weirton Steel Corporation,
             10.875% .........................  10/15/99      252,500
                                                          -----------
                                                            1,341,500
INDUSTRIAL & COMMERCIAL MACHINERY-0.94%
   870,000   Cincinnati Milacron,
             Incorporated, 8.875% ............  05/15/00      878,700
   250,000   Repap New Brunswick,
             Incorporated, 9.875% ............  07/15/00      251,250
                                                          -----------
                                                            1,129,950
TRANSPORTATION EQUIPMENT-0.21%
   250,000   K & F Industries,
             Incorporated, 11.875% ...........  12/01/03      255,000
                                                          -----------
TRANSPORTATION-0.44%
   470,000   Southern Railway Company,
             8.75% ...........................  10/15/03      532,750
                                                          -----------
COMMUNICATION SERVICES-1.41%
 2,025,000   Cablevision Industries,
             Corporation, 9.25% ..............  04/01/08      103,500
 1,400,000   GTE Flordia, Incorporated,
             6.31% ...........................  12/15/02    1,370,138
   200,000   Heritage Media Services,
             11.00% ........ .................  06/15/02      215,500
                                                          -----------
                                                            1,689,138
ELECTRIC, GAS & SANITARY SERVICES-2.13%
 2,000,000   Cincinnati Gas & Electric
             Corporation, 6.90% ..............  06/01/25    1,293,447
   125,000   Cleveland Electric Illuminating
             Company, 9.50% ..................  05/15/05      125,346
   820,000   Georgia Power Company,
             4.75% ...........................  03/01/96      812,251
   300,000   Virginia Electric & Power
             Company, 9.375%  ................  06/01/98      323,019
                                                          -----------
                                                            2,554,063
WHOLESALE & RETAIL TRADE-0.09%
   125,000   Big V Supermarkets,
             Incorporated, 11.00% ............  02/15/04      105,000
                                                          -----------
BANKING & FINANCE-18.20%
 1,270,000   American General Finance
             Corporation, 8.00%  .............  02/15/00    1,341,692
 2,000,000   Associates Corporation of
             North America, 7.75% ............  02/15/05    2,148,960
   300,000   Associates Corporation of
             North America, 9.125% ...........  04/01/00      331,125
   452,615   Bellsouth Savings & Employee
             Credit Union, 9.19% .............  07/01/03      501,855
 1,325,000   Comerica, Incorporated,
             7.125% ..........................  12/01/13    1,224,697
$  290,000   Commercial Credit Group,
             Incorporated, 10.00% ............  05/01/99  $   321,088
 2,000,000   Exxon Capital
             Corporation, 6.625% .............  08/15/02    2,009,840
 1,775,000   First National Bank of
             Boston, 8.00% ...................  09/15/04    1,880,914
 1,750,000   First Union Corporation,
             7.50% ...........................  04/15/35    1,836,782
   950,000   General Motors Acceptance
             Corportion, 6.00% ...............  01/11/99      932,948
 1,400,000   General Motors Acceptance
             Corporation, 7.00% ..............  09/15/02    1,401,694
 1,340,000   KFW International Financial,
             Incorporated, 8.85% .............  06/15/99    1,456,995
 1,000,000   National Westminster
             Bank, PLC, 9.45% ................  05/01/01    1,129,640
 2,000,000   NBD Bancorp, Incorporated,
             8.25% ...........................  11/01/24    2,218,340
   940,000   Texaco Capital,
             Incorporated, 8.93%  ............  07/23/01    1,053,336
 1,967,000   United Virginia Bankshares,
             Incorporated, 8.625% ............  04/15/98    2,073,493
                                                          -----------
                                                           21,863,399
HOLDING & INVESTMENT COMPANIES-2.2
   350,000   Beneficial Corporation,
             8.40%  ..........................  05/15/08      408,667
   470,000   Beneficial Corporation,
             8.90% ...........................  06/06/01      522,499
   900,000   Chase Manhattan
             Corporation, 8.00% ..............  02/04/97      923,211
   900,000   Norwest Corporation,
             6.00% ...........................  03/15/00      881,676
                                                          -----------
                                                            2,736,053
BUSINESS SERVICES-1.29%
 1,500,000   International Lease Finance
             Company, 7.50% ..................  03/01/99    1,551,810
                                                          -----------

HEALTH SERVICES-0.32%
   350,000   Ornda Healthcorp, 11.375% .......  08/15/04      382,375
                                                          -----------
EDUCATIONAL & SOCIAL SERVICES-0.30%
   350,000   Kindercare Learning Centers,
             Incorporated, 10.375% ...........  06/01/01      358,750
                                                          -----------
TOTAL CORPORATE BONDS
   (Cost $38,235,336)  .......................            $39,976,287
                                                          -----------

FOREIGN BONDS-0.27%
NEW ZEALAND GOVERNMENT-0.27%
   250,000   10.625%  ........................  11/15/05      323,783
                                                          -----------
TOTAL FOREIGN BONDS
   (Cost $281,907) ...........................               $323,783
                                                          -----------

    The accompanying notes are an integral part of the financial statements.

NASL SERIES TRUST
PORTFOLIO OF INVESTMENT - JUNE 30, 1995 - UNAUDITED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------
 Principal
  Amount                                        Maturity         Value
 ---------                                      --------         -----
FIXED INCOME - OTHER-6.79%
MISCELLANEOUS ASSET-BACKED SECURITIES-6.79%
$1,500,000   American Express Master Trust,
             Series 1992, Class A, 6.60% ...... 05/15/00      $  1,507,020
 1,550,000   Olympic Automobile Receivable
             Trust, Series 1995, 7.35% ........ 10/15/01         1,580,192
 2,025,156   Premier Auto Trust, Series
             1993, Class A2, 4.65% ............ 11/02/99         1,988,440
 1,500,000   Premier Auto Trust, Series
             1994, Class A3, 6.35% ............ 05/02/00         1,505,145
 1,500,000   Standard Credit Card Master Trust,
             Series 1991,Class A, 7.875% ...... 11/07/98         1,578,270
                                                              ------------
 TOTAL FIXED INCOME - OTHER
   (Cost $8,039,370) ..........................               $  8,159,067
                                                              ------------
  Principal
   Amount                                                         Value
  ---------                                                       -----
REPURCHASE AGREEMENT-0.93%***
$1,118,000   Repurchase Agreement with Shearson
             Lehman dated 06/30/95 at 6.20%,
             to be repurchased at $1,118,578 on
             07/03/95, collateralized by
             $1,075,000 U.S.Treasury Note, 7.75%
             due 12/31/99 (valued at $1,145,547,
             including interest) ....,,.........              $  1,118,000
                                                              ------------
TOTAL INVESTMENTS (Investment Quality
  Bond Trust) (Cost $115,167,435)...............              $120,076,431
                                                              ============
U.S. GOVERNMENT SECURITIES TRUST
U.S. GOVERNMENT AGENCY AND
MORTGAGE-BACKED OBLIGATIONS-50.37%
FEDERAL HOME LOAN BANK-14.70%
$  3,300,000 5.94%   ...........................  06/13/00    $  3,297,938
     250,000 6.49%   ...........................  09/08/97         252,305
   9,000,000 6.59%   ...........................  08/11/97       8,977,500
   9,000,000 7.81%   ...........................  07/17/96       9,165,960
   8,000,000 8.25%   ...........................  09/25/96       8,210,000
                                                              ------------
                                                                29,903,703
FEDERAL HOME LOAN MORTGAGE CORPORATION-9.34%
   3,500,000 5.25%   ...........................  11/15/13       3,398,255
   9,753,175 6.50%   ...............   07/01/06 - 11/15/20       9,427,857
     196,738 7.00%   ...........................  12/01/04         193,746
     244,970 8.25%   ...........................  07/01/06         250,710
   5,254,164 10.75%  ...............   09/01/09 - 03/01/16       5,739,014
                                                              ------------
                                                                19,009,582
FEDERAL NATIONAL MORTGAGE ASSOCIATION-21.39%
  13,250,000 5.94%  ............................  01/29/98      13,235,823
  12,300,000 6.25%  ............................  03/25/18      12,173,064
     279,796 6.50%  ............................  10/01/05         275,946
  17,500,000 6.50%, TBA**  .....................  01/01/99      16,821,875
      42,763 8.00%  ................   08/01/04 - 10/01/24          43,776
     411,876 8.25%  ............................  09/01/08         423,606
      74,511 8.50%  ............................  02/01/09          78,904
     408,178 8.75%  ............................  08/01/09         426,346
 $    7,397 10.00%  ............................  04/01/16    $      8,086
     39,922 10.50%  ............................  03/01/16          43,307
                                                              ------------
                                                                43,530,733
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION-0.43%
     271,752 7.50%   ...........................  02/15/07         275,121
      16,771 8.00%   ...........................  10/15/05          17,270
     489,537 9.50%   ...........................  09/15/20         518,909
      63,163 11.00%  ...........................  09/15/15          70,130
                                                              ------------
                                                                   881,430
STUDENT LOAN MARKETING ASSOCIATION-2.22%
   4,300,000 7.50%   ...........................  03/08/00       4,525,750
                                                              ------------
TENNESSEE VALLEY AUTHORITY-2.27%
   4,500,000 8.25%   ...........................  11/15/96       4,628,700
                                                              ------------
TOTAL U.S. GOVERNMENT AGENCY AND
MORTGAGE-BACKED OBLIGATIONS
   (Cost $101,085,930) ........................               $102,479,898
                                                              ------------
U.S. TREASURY OBLIGATIONS-35.98%
U.S. TREASURY BONDS-21.14%
   7,650,000 7.625% ...........................   02/15/25       8,639,681
   9,000,000 8.875%  ..........................   08/15/17      11,205,000
 17,000,000  11.875%   ........................   11/15/03      23,165,220
                                                              ------------
                                                                43,009,901
U.S. TREASURY NOTES-14.84%
  29,300,000 6.75%   ..........................   04/30/00      30,188,083
                                                              ------------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $69,003,391)  ........................               $ 73,197,984
                                                              ------------
COLLATERALIZED MORTGAGE OBLIGATIONS-5.58%
     137,124 Collateralized Mortgage Securities
             Company, Series 88, Class 11,
             9.20%, (Collateralized
             by FNMA 9.50%) ...................   07/01/03         144,366
      87,348 Drexel Burnham Lambert,
             9.30%, (Collateralized
             by GNMA 10.00%) ..................   06/01/17          90,023
      54,933 Goldman Sachs Trust 7,
             Series C, Class C2,
             9.10%, (Collateralized
             by FNMA 9.50%) ...................   04/27/17          55,156
      60,829 Merrill Lynch Trust XXV,
             Class B, 8.75%, (Collateralized
             by FHLMC 10.00%) .................   03/20/19          62,102
   8,354,660 Ryland Acceptance Corporation
             Four, 86F, 8.75%, (Collateralized
             by GNMA 9.50%)....................   04/01/19       8,780,163
   2,219,402 Shearson Lehman, Incorporated,
             7.50%, (Collateralized by
             GNMA 11.50%)......................   06/01/18       2,221,466
                                                              ------------
TOTAL COLLATERALIZED MORTGAGE
   OBLIGATIONS  (Cost $11,560,382) ............                $11,353,276
                                                               ===========

 ** Purchased on a forward commitment (Note 2).
***  At June 30, 1995 a portion of this security was pledged to cover forward commitments purchased.

    The accompanying notes are an integral part of the financial statements.

NASL SERIES TRUST
PORTFOLIO OF INVESTMENT - JUNE 30, 1995 - UNAUDITED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------
Principal
  Amount                                                        Value
---------                                                       -----
REPURCHASE AGREEMENTS-8.07%***
$8,215,000    Repurchase Agreement with State Street
              Bank & Trust, dated 06/30/95 at 6.00%,
              to be repurchased at $8,219,108 on 07/03/95,
              collateralized by $8,115 000 U.S. Treasury
              Note, 6.875% due 03/31/97 (valued at
              $8,521,254, including interest) .............  $  8,215,000

 8,216,000    Repurchase Agreement with UBS Securities,
              dated 06/30/95 at 6.05%, to be repurchased
              at $8,220,142 on 07/03/95, collateralized by
              $5,190,000 U.S. Treasury Bond, 14.00%
              due 11/15/11 (valued at $8,306,825,
              including interest) .........................    8,216,000
                                                            ------------
                                                            $ 16,431,000
TOTAL INVESTMENTS (U.S. Government
  Securities Trust) (Cost $198,080,703)  .................  $203,462,158
                                                            ============

MONEY MARKET TRUST
 Principal
  Amount                                      Maturity          Value
 ---------                                    --------          -----
U.S. GOVERNMENT AGENCY OBLIGATIONS-21.47%
FEDERAL HOME LOAN BANK-0.40%
$ 1,075,000 6.00%  ........................    07/24/95     $  1,070,879

FEDERAL HOME LOAN MORTGAGE CORPORATION-1.35%
     465,000 5.93%  .......................    07/07/95          464,540
   3,140,000 6.03%  .......................    07/03/95        3,138,948
                                                            ------------
                                                               3,603,488
FEDERAL NATIONAL MORTGAGE ASSOCIATION-13.00%
   9,000,000 5.75%   ......................    10/26/95        8,831,813
  10,910,000 5.92%   ......................    07/27/95       10,863,354
  15,000,000 6.04%   ......................    07/17/95       14,959,733
                                                            ------------
                                                              34,654,900
STUDENT LOAN MARKETING ASSOCIATION-6.72%
  10,000,000 FRN, 5.70%  ..................    09/28/98       10,000,000
   7,900,000 FRN, 5.71%  ..................    02/22/99        7,900,936
                                                            ------------
                                                              17,900,936
TOTAL U.S. GOVERNMENT
  AGENCY OBLIGATIONS  .....................                 $ 57,230,203
                                                            ------------
COMMERCIAL PAPER-76.08%
   9,000,000 American Express Credit
             Corporation, 6.10% ...........    07/05/95        8,993,900
   5,000,000 American Home Products
             Corporation, 5.90%  ..........    09/22/95        4,931,986
   7,000,000 ANZ Delaware, 5.80% ..........    09/18/95        6,910,906
   2,000,000 Baxter International,
             Incorporated, 6.00% ..........    08/18/95        1,984,000
   6,000,000 BHF Finance Delaware,
             5.98%   ......................    08/02/95        5,968,107
   8,200,000 Chase Manhattan
             Corporation, 6.03%  ..........    07/18/95        8,176,651
   5,000,000 Chevron Transport
             Corporation, 5.87%  ..........    09/29/95        4,926,625
   3,000,000 CIESCO, L.P,.5.85%  ..........    09/12/95        2,964,413
   2,500,000 CIESCO, L.P,.5.85%  ..........    09/21/95        2,466,688
                                                            ------------
COMMERCIAL PAPER-76.08%
  $9,000,000 CIT Group Holding, 6.10%......    07/24/95     $  8,964,925
   6,350,000 The Coca-Cola Enterprises,
             Incorporated, 5.90% ..........    09/21/95        6,264,663
   3,000,000 Comerzbank U.S. Finance,
             5.95% ........................    09/17/95        2,976,696
   6,000,000 Corestates Capital
             Corporation, 6.09%  ..........    01/05/96        6,000,000
   7,200,000 CSW Credit, Incorporated,
             5.98% ........................    07/07/95        7,192,824
   7,000,000 Delaware Funding
             Corporation, 5.97%  ..........    08/14/95        6,948,923
   9,000,000 Ford Motor Credit Company,
             5.90%   ......................    10/19/95        8,837,750
  10,000,000 General Electric Capital
             Corporation, 6.10% ...........    07/27/95        9,955,944
   9,000,000 General Motors Acceptance
             Corporation, 5.96% ...........    08/28/95        8,913,580
   7,000,000 Household Finance
             Corporation, 6.10% ...........    07/05/95        6,995,256
   9,000,000 Indosuez of North America
             Incorporated, 5.80%   ........    10/13/95        8.849,200
   2,000,000 International Paper Company,
             6.20% ........................    07/10/95        1,996,900
   4,000,000 Kreditbank of North America,
             5.95% ........................    09/08/95        3,955,422
   8,000,000 McKenna Triangle National
             Corporation, 5.95% ...........    08/04/95        7,955,044
   9,000,000 Monsanto Company, 5.75% ......    11/21/95        8,794,438
   7,000,000 Prudential Funding
             Corporation, 5.87 ............    08/28/95        6,933,799
   4,000,000 San Paolo U.S. Finance
             Company, 5.98% ...............    07/18/95        3,988,704
   5,000,000 San Paolo U.S. Finance
             Company, 5.98%  ..............    07/27/95        4,980,897
  10,000,000 Sears Roebuck Acceptance
             Corporation, 6.10%  ..........    07/11/95        9,983,056
   4,000,000 Toshiba America, 5.95% .......    09/08/95        3,954,383
   5,000,000 West One Bank, 6.05%  ........    07/10/95        5,000,000
   7,000,000 Westpac Capital Corporation,
             6.11% ........................    07/06/95        6,994,060
   9,000,000 Whirlpool Corporation,
             5.95% ........................    07/13/95        8,982,150
                                                            ------------
TOTAL COMMERCIAL PAPER  ....................                $202,741,890
                                                            ------------
  Principal
   Amount                                                       Value
  ---------                                                     -----
REPURCHASE AGREEMENT-2.45%
 $6,538,000   Repurchase Agreement with Shearson
              Lehman, dated 06/30/95 at 6.20%, to be
              repurchased at $6,541,378 on 07/03/95,
              collateralized by $4,135,000 U.S. Treasury
              Bond, 13.25%, due 05/15/14 (valued
              at $6,675,441,including interest) ........... $  6,538,000
                                                            ------------

TOTAL INVESTMENTS (Money Market Trust)  ................... $266,510,093
                                                            ============

 *** At June 30, 1995 a portion of these securities was pledged to cover forward commitments purchased.

    The accompanying notes are an integral part of the financial statements.

NASL SERIES TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1995 - UNAUDITED - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
-------------------------------------------------------------------------------------------------------------------

ASSET ALLOCATION TRUSTS
                                                            AGGRESSIVE             MODERATE           CONSERVATIVE
                                                        -----------------     -----------------    -----------------
                                                        Shares     Value      Shares      Value    Shares      Value
                                                        ------     -----      ------      -----    ------      -----
COMMON STOCKS:                                          75.93%                41.00%                24.23%

AGRICULTURE:                                                         0.16%                  0.09%                0.05%
Dekalb Genetics Corporation, Class B ..............     6,300    $277,200    12,700     $558,800    2,500    $110,000
                                                                 --------               --------             --------

MINING:                                                              1.24%                  0.74%                0.44%
Amoco Corporation .................................     7,900     526,337    16,700    1,112,638    3,900     259,838
Barrick Gold Corporatiion .........................     4,100     103,525     4,300      108,575    2,300      58,075
Broken Hill Proprietary Company, Ltd ..............     6,995      86,108    18,719      230,429    1,815      22,342
Camco International Incorporated ..................     2,500      58,437     5,600      130,900    1,600      37,400
Nacco Industries, Incorporated, Class A ...........     3,200     191,600     8,600      514,925    1,600      95,800
Newmont Mining Corporation ........................    12,800     536,000    31,100    1,302,312    7,000     293,125
Questar Corporation ...............................     4,100     117,875     9,300      267,375    1,700      48,875
Sungei Way Holdings ...............................    22,000      89,787    35,000      142,842    6,000      24,487
Vulcan Materials Company ..........................     7,000     381,500    17,700      964,650    3,100     168,950
                                                                ---------             ----------            ---------
                                                                2,091,169              4,774,646            1,008,892

OIL &GAS EXPLORATION:                                                4.40%                  2.53%                1.54%
Amerada Hess Corporation ..........................    14,500     708,688    35,300    1,725,288    8,400     410,550
Ampolex, Ltd ......................................    37,944      86,298    54,799      124,632   10,167      23,123
Anadarko Petroleum Corporation ....................     1,900      81,938     5,200      224,250      700      30,188
Atlantic Richfield Company ........................     3,000     329,250     8,100      888,975    1,200     131,700
British Petroleum Company, PLC, ADR ...............     6,800     582,250    14,000    1,198,750    3,100     265,438
Burlington Resources, Incorporated ................     2,300      84,812     6,300      232,313    1,200      44,250
Chevron Corporation ...............................     2,100      97,912     4,700      219,138    2,900     135,213
E.I. Du Pont De Nemours & Company .................    17,300   1,189,375    38,100    2,619,375    9,200     632,500
Exxon Corporation .................................     8,000     565,000    11,500      812,188    1,800     127,125
Halliburton Company ...............................    11,400     407,550    23,800      850,850    5,500     196,625
Mobil Corporation .................................     6,300     604,800    13,700    1,315,200    3,100     297,600
Occidental Petroleum Corporation ..................      ----        ----     7,400      169,275     ----        ----
OMV, AG* ..........................................       520      59,955       840       96,850     ----        ----
Pacific Enterprises ...............................     1,300      31,850     2,900       71,050      700      17,150
Schlumberger, Ltd..................................    23,100   1,435,088    52,800    3,280,200   10,400     646,100
Total, SA, Class B* ...............................     6,328     380,859    10,340      622,380    1,801     108,375
Total, SA, ADR ....................................     9,100     275,275    25,500      771,375    5,900     178,475
Unocal Corporation ................................    18,900     522,113    41,700    1,151,962    9,000     248,625
                                                                ---------             ----------            ---------
                                                                7,443,013             16,374,051            3,493,037

FOOD PRODUCTS:                                           4.91%                 2.80%                 1.72%
Anheuser-Busch Companies, Incorporated ............       900      51,187      ----         ----    1,300      73,938
Archer-Daniels-Midland Company ....................     3,826      71,259    19,267      358,848    4,364      81,280
CPC International, Incorporated ...................    38,600     281,810    63,600      464,330   11,700      85,419
Cadbury Schweppes, PLC ............................     3,400     209,950    17,100    1,055,925    4,700     290,255
The Coca-Cola Company .............................     5,800     369,750    10,800      688,500    2,700     172,125
Dean Foods Company ................................    10,800     302,400    20,300      568,400    4,700     131,600
Dole Food Company, Incorporated ...................     8,900     259,212    18,600      541,725    3,500     101,938
Goodmark Foods, Incorporated ......................     4,600      73,600    10,800      172,800    2,600      41,600
Nestle, S.A. ......................................       262     272,808       340      354,025       61      63,516
PepsiCo, Incorporated .............................    44,300   2,021,188    99,300    4,530,562   20,100     917,063
Philip Morris Companies, Incorporated .............    35,000   2,603,125    78,400    5,831,000   17,000   1,264,375
Ralcorp Holdings, Incorporated* ...................    15,266     349,210    34,100      780,037    7,800     178,425
Ralston Purina Company ............................     9,600     489,600    19,800    1,009,800    4,100     209,100
RJR Nabisco Holdings Corporation ..................     2,500      69,687     6,500      181,187      700      19,513

* Non-Income producing

                             The accompanying notes are an integral part of the financial statements.

NASL SERIES TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1995 - UNAUDITED - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
---------------------------------------------------------------------------------------------------------------------
                                                            AGGRESSIVE             MODERATE           CONSERVATIVE
                                                        -----------------     -----------------    -----------------
                                                        Shares     Value      Shares      Value    Shares      Value
                                                        ------     -----      ------      -----    ------      -----
FOOD PRODUCTS - CONTINUED
Southcorp Holdings, Ltd ..........................     118,300    $236,264    193,300    $386,050   37,000    $73,895
Tootsie Roll Industries, Incorporated ............       1,872     129,636      4,429     306,708    1,236     85,593
Tyson Foods, Incorporated, Class A ...............      11,300     261,312     22,000     508,750    3,300     76,312
Unliever NV* .....................................       2,000     260,213      3,000     390,319      300     39,032
                                                                 ---------             ----------           ---------
                                                                 8,312,211             18,128,966           3,904,949

TEXTILE MILL PRODUCTS:                                                0.06%                  0.03%               0.03%
Warnaco Group, Incorporated, Class A .............       4,800      96,000     10,600     212,000    3,400     68,000
                                                                 ---------             ----------           ---------

FURNITURE & FIXTURES:                                                 0.29%                  0.13%               0.08%
Haverty Furniture Companies, Incorporated ........       5,600      57,400       ----        ----     ----       ----
Industries Natuzzi Spa, ADR ......................       2,600      86,125      5,300     175,563      500     16,563
Herman Miller, Incorporated ......................       9,100     225,225     22,200     549,450    5,800    143,550
Syratech Corporation* ............................       3,500      64,312      7,600     139,650     ----       ----
Weyerhaeuser Company .............................       1,200      56,550       ----        ----     ----       ----
Willamette Industries, Incorporated ..............        ----        ----       ----        ----      400     22,200
                                                                 ---------             ----------           ---------
                                                                   489,612                864,663             182,313

PAPER, PRINTING & PUBLISHING                                          1.38%                  0.78%               0.39%
Champion International Corporation ...............       7,900     411,787     12,100     630,713    2,500    130,313
Consolidated Papers, Incorporated ................       2,600     149,825      8,800     507,100      900     51,863
Franklin Quest Company* ..........................       3,700      88,800      7,200     172,800    1,600     38,400
International Paper Company ......................       3,100     265,825      7,700     660,275    2,400    205,800
James River Corporation of Virginia ..............       2,700      74,587      2,900      80,113     ----       ----
Meredith Corporation .............................       2,400      60,900      4,000     101,500    2,600     65,975
Minnesota Mining & Manufacturing
 Company .........................................       1,500      85,875      5,000     286,250      700     40,075
Mirror Group, PLC ................................     113,600     240,318    186,500     394,536   31,700     67,061
News International ...............................      60,000     291,077    102,800     498,712   18,700     90,719
Pulitzer Publishing Company ......................       3,125     133,203      7,125     303,703    1,750     74,564
The E.W. Scripps Company, Class A ................       4,000     129,000      8,500     274,125     ----       ----
Stone Container Corporation ......................       1,400      29,750      3,100      65,875      700     14,875
Tambrands, Incorporated ..........................       1,400      59,850      5,400     230,850      800     34,200
Temple-Inland, Incorporated ......................         900      42,862      1,900      90,487      400     19,050
Union Camp Corporation ...........................       1,300      75,237      5,300     306,737     ----       ----
Ver Ned Uitgevers ................................       1,650     197,531      2,650     317,247      500     59,858
Westvaco Corporation .............................        ----        ----      2,300     101,775     ----       ----
                                                                 ---------             ----------           ---------
                                                                 2,336,427              5,022,798             892,753

CHEMICALS PRODUCTS:                                                   7.99%                  4.36%               2.62%
Akzo Nobel N.V., ADR .............................        ----        ----      5,400     323,325    2,000    119,750
Azko Nobel N.V. ..................................       2,000     239,045      3,100     370,520      700     83,666
Alberto-Culver Company, Class A ..................       8,400     216,300     21,300     548,475    4,500    115,875
Allergan, Incorporated ...........................       9,100     246,837     19,700     534,363    4,600    124,775
American Home Products Corporation ...............       2,900     224,387      5,300     410,088    1,400    108,325
ARCO Chemical Company ............................       1,500      68,062      3,500     158,813      800     36,300
Baxter International, Incorporated ...............      13,800     501,975     32,900   1,196,738    8,600    312,825
Bristol-Myers Squibb Company .....................      11,900     810,688     25,000   1,703,125    5,500    374,688
CCA Industries, Incorporated* ....................      12,500      32,813     28,400      74,550    6,300     16,538
Ciba-Geigy, AG* ..................................         125      91,620        310     227,217     ----       ----
Cor Therapeutics, Incorporated* ..................       7,600      67,925     16,200     144,788    4,100     36,644

* Non-Income producing
                             The accompanying notes are an integral part of the financial statements.


NASL SERIES TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1995 - UNAUDITED - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
------------------------------------------------------------------------------------------------------------------------------
                                                        AGGRESSIVE             MODERATE            CONSERVATIVE
                                                    -----------------     ------------------     ----------------
                                                    Shares      Value     Shares       Value     Shares     Value
                                                    ------      -----     ------       -----     ------     -----
CHEMICALS PRODUCTS - CONTINUED
Cytec Industries, Incorporated* ................     1,200   $   49,050     1,900   $   77,663      600   $  24,525
The Dial Corporation ...........................    12,300      304,425    41,300    1,022,175    9,400     232,650
Elan Corporation, PLC, ADR* ....................      ----        ----      4,100      167,075      500      20,375
Genentech, Incorporated* .......................     6,500     316,062     17,900      870,388    3,900     189,638
Glaxo Wellcome, PLC, ADR* ......................    40,200     493,308     62,745      769,966   12,077     148,201
W.R. Grace & Company ...........................    17,400   1,067,925     37,600    2,307,700    8,300     509,413
Great Lakes Chemical Corporation ...............     1,800     108,450      2,500      150,625      300      18,075
Guest Supply, Incorporated* ....................     7,300     189,800     12,700      330,200    3,000      78,000
IVAX Corporation ...............................     1,844      45,408      4,005       98,623     ----        ----
Johnson & Johnson ..............................    29,800   2,015,225     53,800    3,638,225   10,800     730,350
Kansai Paint Company ...........................    48,000     242,393     81,000      409,038   13,000      65,648
London International Group, PLC ................   213,000     372,674    347,800      608,525   69,700     121,950
Martek Biosciences Corporation* ................     3,100      41,850     14,700      198,450    2,000      27,000
Merck & Company, Incorporated ..................      ----        ----      5,800      284,200    1,200      58,800
Olin Corporation ...............................       400      20,600        800       41,200      200      10,300
Om Group, Incorporated .........................     2,200      62,700      2,900       82,650     ----        ----
Pfizer, Incorporated ...........................     4,900     452,637     10,900    1,006,887    2,500     230,938
PPG Industries, Incorporated ...................     2,000      86,000      2,400      103,200     ----        ----
Protein Design Laboratories, Incorporated* .....     7,900     163,925     15,700      325,775    3,400      70,550
Riken Vinyl Industry Company ...................    29,000     242,936     46,000      385,346    8,000      67,017
Sankyo Company* ................................    17,000     395,139     28,000      650,817    5,000     116,217
Schering, AG ...................................     7,500     523,899     12,500      873,165    2,000     139,706
Schering-Plough Corporation ....................    39,400   1,738,525     90,200    3,980,075   19,600     864,850
Sekisui Chemical ...............................     8,000      94,390       ----         ----    3,000      35,396
Sequa Corporation, Class A* ....................     2,200      64,350       ----         ----    1,300      38,025
Shin-Etsu Chemical Company .....................    18,000     316,442     29,000      509,822    4,000      70,320
Showa Denko K.K.* ..............................    58,000     171,081     91,000      268,421   17,000      50,144
Solvay .........................................       100      54,841        200      109,681       50      27,420
Sumitomo Bakelite ..............................    25,000     171,081     45,000      307,946    8,000      54,746
Union Carbide Corporation ......................    17,900     597,413     39,500    1,318,312    9,400     313,725
Warner-Lambert Company .........................     3,200     276,400     11,100      958,762    2,600     224,575
Yamanouchi Pharmaceutical ......................    15,000     338,033     29,000      653,531    4,000      90,142
                                                            ----------              ----------            ---------
                                                            13,516,613              28,200,445            5,958,082

RUBBER & PLASTIC:                                                 0.42%                   0.22%                0.12%
Bandag, Incorporated ...........................     6,000     375,000     13,900      868,750    3,000     187,500
Park-Ohio Industries, Incorporated* ............     3,600      43,200      5,600       67,200    1,000      12,000
Pirelli Tyre Holdings* .........................    15,150     101,684     25,050      168,132    4,400      29,532
WPP Group, PLC .................................    96,600     187,453    151,100      293,211   26,600      51,618
                                                            ----------              ----------            ---------
                                                               707,337               1,397,293              280,650

BUILDING MATERIALS & CONSTRUCTION:                                1.31%                   0.60%                0.34%
Armstrong World Industries, Incorporated .......      ----        ----      1,300       65,163      300      15,038
Beazer Homes USA, Incorporated* ................     3,500      58,187       ----         ----     ----        ----
Corporacion Financiera Alba ....................     2,500     128,999      3,650      188,338      600      30,960
Georgia-Pacific Corporation ....................     1,400     121,450      3,100      268,925      700      60,725
Japan Foundation Engineer ......................     7,700     149,903     18,200      354,315    2,600      50,616
Kaneshita Construction .........................     8,000     105,716     23,000      303,935    3,000      39,644
Kyocera Corporation ............................     1,000      82,355      1,000       82,355    1,000      82,355
Lafarge Corporation ............................    15,900     298,125     24,100      451,875    4,000      75,000
Marui Company ..................................    16,000     254,852     21,000      334,494    5,000      79,641

* Non-Income producing
                             The accompanying notes are an integral part of the financial statements.


NASL SERIES TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1995 - UNAUDITED - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
----------------------------------------------------------------------------------------------------------------------------
                                                     AGGRESSIVE                MODERATE             CONSERVATIVE
                                                 -------------------      -----------------       ------------------
                                                 Shares       Value       Shares      Value       Shares       Value
                                                 ------       -----       ------      -----       ------       -----
BUILDING MATERIALS & CONSTRUCTION - CONTINUED
Medusa Corporation ..........................     6,100    $  151,737     16,150    $  401,731     3,800    $   94,525
Sho Bond Corporation ........................     5,000       165,182      7,000       231,255     1,000        33,036
Tesco, PLC ..................................   139,849       645,080    226,386     1,044,250    38,716       178,587
Wickes Lumber Company* ......................     4,600        62,675     11,400       155,325     1,800        24,525
                                                           ----------               ----------              ----------
                                                            2,224,261                3,881,961                 764,652

METAL PRODUCTS:                                                  1.73%                    0.89%                   0.50%
Aluminum Company of American ................    22,100     1,107,763     50,200     2,516,275     9,200       461,150
Hitachi, Ltd ................................    55,000       548,345     89,000       887,322    15,000       149,549
Huntco, Incorporated, Class A ...............      ----          ----        500         8,125       200         3,250
IMCO Recycling, Incorporated ................     7,100       133,125     10,200       191,250     2,000        37,500
Kawasaki Steel ..............................    26,000        85,281     43,000       141,042     7,000        22,960
Kobe Steel* .................................    80,000       190,667     30,000       309,834    23,000        54,817
Outokumpu OY ................................     2,300        38,235      5,250        87,275       600         9,974
Reynolds Metals Corporation .................     1,400        72,450      3,000       155,250       600        31,050
Rockwell International Corporation ..........     3,100       141,825      7,500       343,125     2,800       128,100
Tadano ......................................    20,000       148,428     32,000       237,484     6,000        44,528
Texas Instruments, Incorporated .............     1,900       254,362      3,700       495,337       800       107,100
Transtechnology Corporation .................     4,100        55,350      8,800       118,800     2,300        31,050
Ugine, SA ...................................     2,150       151,124      3,550       249,531       650        45,689
                                                            ---------               ----------               ---------
                                                            2,926,955                5,740,650               1,126,717

INDUSTRIAL & COMMERICAL MACHINERY:                               4.20%                    2.27%                   1.42%
Amada Company, Ltd ..........................    19,000       162,527     31,000       265,176     6,000        51,324
Canon, Incorporated .........................    20,000       325,644     38,000       618,725     6,000        97,693
Caterpillar, Incorporated ...................    11,900       764,575     25,500     1,638,375     6,200       398,350
Cisco Systems, Incorporated* ................     2,600       131,462      4,200       212,363     1,400        70,788
Compaq Computer Corporation* ................    26,400     1,197,900     60,400     2,740,650    11,700       530,888
Deere & Company .............................     1,800       154,125      3,700       316,813       700        59,938
Digital Equipment Corporation* ..............     3,000       122,250      6,100       248,575     1,300        52,975
Fedders Corporation, Class A ................     2,500        10,312      5,950        24,544     1,525         6,291
Fedders USA, Incorporated ...................    10,000        58,750     23,800       139,825     6,100        35,838
Fuji Photo Film Company, Ltd* ...............    11,000       260,870     16,000       379,447     3,000        71,146
Fusion Systems Corporation* .................     1,200        41,000       ----          ----      ----          ----
Goulds Pumps, Incorporated ..................     6,500       141,375     13,700       297,975     3,600        78,300
Harnischfeger Industries, Incorporated ......    10,791       373,638     24,534       849,490     6,691       231,676
International Business Machines
 Corporation ................................    25,600     2,457,600     53,500     5,136,000    12,600     1,209,600
International Imaging Material* .............     4,500       114,750      9,700       247,350     2,500        63,750
Liberty Technologies, Incorporated ..........      ----          ----     17,500        96,250     3,900        21,450
Mannesmann, AG ..............................       650       198,586      1,050       320,793       150        45,828
Natural Microsystems Corporation* ...........     5,200        96,200     12,300       227,550     2,200        40,700
Sony Corporation ............................     6,800       326,541     12,700       609,864     2,200       105,646
Sun Microsystems, Incorporated* .............     3,500       169,750      6,900       334,650     1,400        67,900
                                                            ---------               ----------               ---------
                                                            7,107,955               14,704,415               3,240,081

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT:                         6.07%                    3.30%                   1.86%
Advanced Micro Devices, Incorporated* .......      ----          ----      3,200       116,400       600        21,825
Boston Scientific Corporation* ..............     2,600        82,875      5,200       165,750     1,600        51,000
Cabletron Systems, Incorporated* ............     1,150        61,238      2,500       133,125       600        31,950
Ericsson L.M. Telephone Company,
 ADR, Class B ...............................    40,400       808,000     87,200     1,744,000    16,000       320,000
Ericsson L.M. Telephone Company, Class B.....     9,200       183,466     14,800       295,141     3,600        71,791

* Non-Income producing
                             The accompanying notes are an integral part of the financial statements.

NASL SERIES TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1995 - UNAUDITED - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
-----------------------------------------------------------------------------------------------------------------------
                                                          AGGRESSIVE              MODERATE              CONSERVATIVE
                                                      ------------------     ------------------       -----------------
                                                      Shares       Value     Shares       Value       Shares      Value
                                                      ------       -----     ------       -----       ------      -----
ELECTRONIC & OTHER ELECTRICAL
 EQUIPMENT - CONTINUED
Fanuc .........................................        8,000     $345,466     13,000      $561,383     2,000      $86,367
Fujitsu, Ltd ..................................       31,000      309,067     50,000       498,496    10,000       99,699
General Electric Company ......................       26,600    1,499,575     77,000     4,340,875    15,200      856,900
Gentex Corporation* ...........................        1,600       31,600      3,500        69,125       800       15,800
Hutchinson Technology, Incorporated* ..........        1,600       68,000       ----          ----      ----         ----
Intel Corporation .............................       28,600    1,810,738     65,400     4,140,638    14,800      937,025
Matsushita Electric Industrial Company, Ltd....       37,000      576,249     51,000       794,289    10,000      155,743
Micron Technology, Incorporated ...............        5,800      318,275     13,700       751,788     2,800      153,650
Mitsubishi Electric Corporation ...............       56,000      393,794     91,000       639,915    15,000      105,482
Motorola, Incorporated ........................        5,000      335,625     10,300       691,388     2,200      147,675
Murata Manufacturing Company, Ltd .............         ----        ----       6,000       227,243     1,000       37,874
National Semiconductor Corporation* ...........        2,000       55,500      4,100       113,775     1,000       27,750
NEC Corporation ...............................        8,000       87,688     19,000       208,259     2,000       21,922
Niagara Mohawk Power Corporation ..............         ----         ----       ----          ----     1,000       14,750
Nokia Corporation, ADR ........................        7,500      447,187     14,300       852,637     3,100      184,838
Nokia OY AB, Series A .........................        4,650      272,184      6,150        81,948     1,600       93,655
Nokia OY AB, Series K .........................        7,400      440,084     18,200     1,082,369     1,850      110,021
Omron Corporation .............................       15,000      286,709     24,000       458,734     4,000       76,456
Philips Electronics, NV* ......................       16,900      715,482     27,750     1,174,831     4,900      207,448
Raytheon Company ..............................        1,700      131,962      5,100       395,887      ----         ----
Sanmina Corporation* ..........................        5,200      197,600     10,900       414,200     2,500       95,000
Scientific-Atlanta, Incorporated ..............        2,900       63,800      6,600       145,200     1,300       28,600
Spacelabs Medical, Incorporated* ..............        2,800       71,050      6,100       154,787     1,900       48,212
SGS Thomson Microelectronics,
 Incorporated* ................................        6,300      253,231     10,500       422,052     1,800       72,352
Sumitomo Electric Industries, Ltd .............       23,000      274,084     30,000       357,501     7,000       83,417
Thermo Electron Corporation* ..................        2,550      102,637      4,650       187,162     1,300       52,325
Thermo Voltek Corporation* ....................         ----        ----        4100        58,937       500        7,187
TSI, Incorporated .............................         ----        ----        ----          ----     1,200       10,800
Xilinx, Incorporated* .........................          600       56,400      1,000        94,000      ----         ----
                                                               ----------               ----------              ---------
                                                               10,279,566               21,371,835              4,227,514

TRANSPORTATION EQUIPMENT:                                            3.25%                    1.77%                  1.05%
AlliedSignal, Incorporated ....................        3,200      142,400     16,400       729,800     4,100      182,450
Autoliv AB ....................................        3,000      160,498      5,400       288,897     1,000       53,499
Automotive Industries Holding,
 Incorporated, Class A* .......................        4,800      130,200      7,500       203,438     1,300       35,263
Autozone, Incorporated* .......................        2,300       57,787      5,300       133,163     1,100       27,638
Bayerische Motorenwerk, AG ....................          250      137,573        550       302,661       100       55,029
Chrysler Corporation ..........................        5,500      263,312     12,300       588,863     2,900      138,838
Donnelly Corporation ..........................         ----         ----      3,700        59,663       700       11,287
Echlin, Incorporated ..........................       11,400      396,150     27,700       962,575     7,300      253,675
Ford Motor Company ............................       16,200      481,950     36,200     1,076,950     7,800      232,050
General Motors Corporation ....................        8,400      393,750     17,400       815,625     4,600      215,625
Honda Motor Company, Ltd ......................       18,000      276,090     38,000       582,856     5,000       76,692
Lockheed Martin Corporation ...................        1,800      113,625       ----          ----      ----         ----
McDonnell Douglas Corporation .................        2,100      161,175      6,300       483,525     1,300       99,775
Monro Muffler/Brake, Incorporated* ............        5,565       80,692     12,825       185,963     3,150       45,675
Northrop Grumman Corporation ..................        1,000       52,125      2,000       104,250       600       31,275
Rollins Truck Leasing Corporation .............       16,050      172,537     39,000       419,250     9,400      101,050
Serv-Tech, Incorporated* ......................        6,900       50,025      5,700        41,325      ----         ----
A.O. Smith Corporation ........................       12,400      291,400     28,300       665,050     6,700      157,450

* Non-Income producing
                             The accompanying notes are an integral part of the financial statements.

                                      49
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NASL SERIES TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1995 - UNAUDITED - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

----------------------------------------------------------------------------------------------------------------------------------
                                                                          AGGRESSIVE           MODERATE           CONSERVATIVE
                                                                     -------------------  -------------------  -------------------
                                                                       Shares    Value      Shares    Value      Shares    Value
                                                                     --------- ---------  --------- ---------  --------- ---------
TRANSPORTATION EQUIPMENT - CONTINUED
Spartan Motors, Incorporated* ....................................      5,300  $  46,375   11,900  $  104,125    2,900   $  25,375
Special Devices, Incorporated* ...................................      2,100     46,725     ----        ----     ----        ----
Textron, Incorporated ............................................      2,400    139,500   11,100     645,187    2,700     156,938
Thiokol Corporation ..............................................        800     24,200    2,000      60,500     ----        ----
Toyota Motor Corporation .........................................     29,000    574,833   47,000     961,626    8,000     158,575
TRW, Incorporated ................................................      1,200     95,850     ----        ----     ----        ----
United Technologies Corporation ..................................      6,500    507,813   14,200   1,109,375    1,800     140,625
Volvo AB, Series B* ..............................................     14,400    274,291   18,300     348,579    3,900      74,287
West Marine, Incorporated* .......................................      3,500     89,687    3,200      82,000    1,000      25,625
Wickes ...........................................................    201,900    338,801  322,100     540,505   55,800      93,636
                                                                               ---------           ----------            ---------
                                                                               5,499,364           11,465,751            2,392,332

TRANSPORTATION:                                                                     1.83%                1.01%                0.63%
Atlantic Southeast Airlines, Incorporated ........................      2,900     87,362    5,800     174,725    2,100      63,263
AMR Corporation* .................................................      3,000    223,875    4,800     358,200    1,200      89,550
Anangel-American Shipholdings, Ltd, ADR ..........................      5,000     69,375    7,700     106,838    2,700      37,463
Bergesen DY, AS ..................................................      8,500    193,135   12,700     288,566    2,600      59,077
Burlington Northern, Incorporated ................................      3,000    190,125    6,700     424,613    1,300      82,388
CSX Corporation ..................................................      8,800    661,100   19,800   1,487,475    4,900     368,113
Eastern Enterprises ..............................................      4,300    128,462   15,900     475,013    2,900      86,638
J.B. Hunt Transport Services, Incorporated .......................      5,400     99,225   20,000     367,500    2,100      38,587
ICB Shipping .....................................................     24,000    211,247   30,800     271,101    4,500      39,609
Japan Airlines Company, Ltd* .....................................     18,000    119,568   22,000     146,139    6,000      39,856
KLM Royal Dutch Airlines* ........................................      8,500    277,312   16,300     531,788    2,700      88,088
Landstar Systems, Incorporated* ..................................      4,900    126,175    7,600     195,700    2,500      64,375
Neptune Orient Lines* ............................................     94,000    108,966  147,000     170,404   30,000      34,776
Northwest Airlines Corporation, Class A* .........................      3,100    109,662    6,600     233,475    2,300      81,362
Pittstion Services Group .........................................       ----       ----    3,000      72,000    1,800      43,200
TNT Freightways Corporation ......................................      2,000     39,750    3,000      59,625     ----        ----
Valuejet Airlines, Incorporated* .................................     13,900    456,963   33,500   1,101,312    6,600     216,975
Wisconsin Central Transportation
 Corporation .....................................................       ----       ----    1,500      73,500     ----        ----
                                                                               ---------           ----------            ---------
                                                                               3,102,302            6,537,974            1,433,320

COMMUNICATION SERVICES:                                                             7.21%                4.01%                2.43%
ACS Enterprises, Incorporated* ...................................      8,500    155,125   19,800     361,350    4,300      78,475
AirTouch Communications, Incorporated* ...........................     64,500  1,838,250  145,200   4,138,200   27,200     775,200
Ameritech Corporation ............................................     34,700  1,526,800   75,800   3,335,200   17,000     748,000
Bell Atlantic Corporation ........................................      6,600    369,600   15,800     884,800    4,300     240,800
Bellsouth Corporation ............................................     12,800    812,800   30,800   1,955,800    7,500     476,250
Capital Cities/ABC, Incorporated .................................      8,000    864,000   17,600   1,900,800    3,900     421,200
DDI Corporation ..................................................         30    240,694       40     320,925       10      80,231
Nippon Denwa Shisetsu ............................................     10,000     82,237   28,000     230,264    3,000      24,671
Nippon Telegraph & Telephone Corporation .........................         29    242,936       47     393,723       10      83,771
NYNEX Corporation ................................................     38,600  1,553,650   82,500   3,320,625   18,800     756,700
Peoples Choice TV Corporation* ...................................      3,800     95,475    8,800     221,100    2,100      52,763
SBC Communications, Incorporated .................................     29,500  1,404,938   66,700   3,176,587   14,500     690,563
Scottish TV ......................................................     25,700    174,958   48,900     332,896    7,500      51,058
Security Services ................................................     25,300    358,152   41,600     588,898    7,100     100,509
STET* ............................................................     58,000    128,849   98,000     217,711   16,000      35,545
Telecom Italia* ..................................................     91,000    192,428  137,500     290,756   18,000      38,063
Tele Danmark, AS, Series B .......................................      2,475    137,716    4,050     225,354      725      40,341


* Non-Income producing
                             The accompanying notes are an integral part of the financial statements.

NASL SERIES TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1995 - UNAUDITED - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                          AGGRESSIVE            MODERATE           CONSERVATIVE
                                                                     -------------------  --------------------  -------------------
                                                                      Shares     Value      Shares     Value      Shares    Value
                                                                     --------- ---------  ---------  ---------  --------- ---------
COMMUNICATION SERVICES - CONTINUED
Telefonica de Espana, SA* ........................................     9,450 $   121,709    15,450 $   198,984     3,150 $   40,570
Telekom Malaysia .................................................     6,000      45,529    11,000      83,470     2,000     15,176
TV Francaise .....................................................     5,150     506,900     8,550     841,553     1,600    157,484
U.S. West, Incorporated ..........................................     1,700      70,762     4,700     195,637      ----       ----
Viacom, Incorporated, Class A* ...................................      ----        ----      ----        ----       272     12,648
Viacom, Incorporated, Class B* ...................................    19,800     918,225    45,000   2,086,875    10,360    480,445
VodaFone Group, PLC ..............................................    97,000     360,259   168,200     624,697    33,200    123,305
                                                                              ----------            ----------            ---------
                                                                              12,201,992            25,926,205            5,523,768

ELECTRIC, GAS & SANITARY SERVICES:                                                  3.14%                 1.61%                0.95%
AES Corporation* .................................................    53,600   1,018,400   121,700   2,312,300    28,600    543,400
Central & South West Corporation .................................     3,100      81,375     7,000     183,750     1,400     36,750
Cinergy Corporation ..............................................    10,900     286,125    24,300     637,875     5,400    141,750
Continental Waste Industries, Incorporated*.......................    12,600     144,900    14,400     165,600     2,600     29,900
DQE ..............................................................    10,250     240,875    22,950     539,325     5,050    118,675
Eastern Utilities Associates .....................................    19,400     438,925    43,500     984,188     9,400    212,675
General Publishing Utilities Corporation .........................      ----        ----      ----        ----     1,000     29,750
Hong Kong Electric Holdings, Ltd .................................    58,000     197,136    85,000     288,906    15,500     52,683
Illinova Corporation .............................................      ----        ----     2,800      71,050       600     15,225
MCN Corporation ..................................................     8,800     173,800    16,000     316,000     4,600     90,850
Nipsco Industries, Incorporated ..................................     6,600     224,400    16,700     567,800     2,300     78,200
Peco Energy Company ..............................................     3,600      99,450     8,100     223,762     1,700     46,963
Pinnacle West Capital Corporation ................................     5,200     127,400    12,400     303,800     2,800     68,600
Sanifill, Incorporated ...........................................     2,500      78,437     4,500     141,187     1,400     43,925
Scottish Power ...................................................    55,300     284,548    91,200     469,273    16,600     85,416
Shanks & McEwan ..................................................   156,000     229,521   227,000     333,983    43,000     63,265
Tenaga Nasional ..................................................    22,000      89,787    28,000     114,274     7,000     28,569
Tetra Technologies, Incorporated* ................................    14,300     173,388    33,100     401,337     8,100     98,213
Tetra Technologies, Incorporated New* ............................     7,250     128,688    16,000     284,000     3,625     64,344
Tohoku Electric Power, Incorporated ..............................     5,500     152,498      ----        ----      ----       ----
Tokyo Electric Power, Incorporated ...............................    10,000     306,767    20,500     628,871     2,900     88,962
UGI Corporation ..................................................    20,200     426,725    16,700     352,787     2,400     50,700
USA Waste Services, Incorporated* ................................     4,200      65,100     9,500     147,250      ----       ----
United Waste System, Incorporated* ...............................       800      28,800    12,400     446,400     1,700     61,200
VEBA, AG .........................................................       800     314,412     1,300     510,919       300    117,904
                                                                               ---------            ----------            ---------
                                                                               5,311,457            10,424,637            2,167,919

WHOLESALE & RETAIL TRADE:                                                           5.20%                 2.85%                1.70%
Alco Standard Corporation ........................................       900      71,888     2,000     159,750       400     31,950
Amgen, Incorporated* .............................................     4,100     329,794     6,600     530,888     1,400    112,613
Amway Japan, Ltd .................................................     4,000     146,304     6,000     219,456     1,000     36,576
Bearings, Incorporated ...........................................      ----        ----      ----        ----       100      3,063
Berisford, PLC ...................................................    63,200     210,097   100,000     332,432    20,000     66,486
Circuit City Stores, Incorporated ................................    10,800     341,550    19,600     619,850     2,900     91,713
Cobra Golf, Incorporated* ........................................     2,500      79,063     4,400     139,150     1,200     37,950
Consolidated Stores Corporation* .................................     7,400     154,475    16,000     334,000     4,600     96,025
Cygne Designs, Incorporated  .....................................      ----        ----      ----        ----       900      5,288
Dayton-Hudson Corporation ........................................     6,000     430,500    12,600     904,050     3,100    222,425
Dieteren Trading .................................................     1,400     103,846     3,400     252,197       400     29,670
Dillard Department Stores,
 Incorporated, Class A ...........................................     3,500     102,813     6,100     179,188      ----       ----
DSC Communications Corporation* ..................................     9,000     418,500    19,500     906,750     4,800    223,200
Enron Corporation ................................................    10,900     382,863    22,500     790,313     5,100    179,138

* Non-Income producing

   The accompanying notes are an integral part of the financial statements.

NASL SERIES TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1995 - UNAUDITED - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                        AGGRESSIVE              MODERATE           CONSERVATIVE
                                                                    -------------------   ---------------------  ------------------
                                                                     Shares     Value       Shares     Value      Shares    Value
                                                                    --------- ---------   --------- -----------  ------- ----------
WHOLESALE & RETAIL, CONTINUED
Friedman's, Incorporated, Class A* ...............................    5,500  $  104,500     16,900  $   321,100    3,200 $   60,800
Genuine Parts Company ............................................   20,400     772,650     50,300    1,905,113   10,200    386,325
Gymboree Corporation* ............................................    3,200      93,000      7,600      220,875    1,200     34,875
Hutchinson Whampoa, Ltd* .........................................   79,000     381,840    122,000      589,677   23,000    111,169
Land's End, Incorporated .........................................    2,500      40,625       ----         ----      600      9,750
Leslie's Poolmart* ...............................................    9,000     135,000     20,300      304,500    5,000     75,000
Lillian Vernon Corporation .......................................    4,500      82,688     10,500      192,938    2,500     45,937
Lowe's Companies, Incorporated ...................................   11,200     334,600     30,100      899,238    7,700    230,038
May Department Stores Company ....................................    3,900     162,338      8,800      366,300    2,100     87,412
Microage, Incorporated* ..........................................    9,600     136,800     23,300      332,025    5,500     78,375
Mitsubishi Corporation ...........................................   13,000     148,015     33,000      375,730    4,000     45,543
Nine West Group, Incorporated* ...................................    5,400     197,100     16,600      605,900    2,100     76,650
Old American Stores, Incorporated* ...............................    5,600      64,400     12,300      141,450    3,400     39,100
Pacific Sunwear of California* ...................................    5,100      34,425     11,600       78,300    2,600     17,550
Pioneer Hi-Bred International, Incorporated ......................    3,700     155,400      6,800      285,600    1,600     67,200
Sears Roebuck & Company ..........................................   14,500     868,188     26,800    1,604,650    6,000    359,250
Stanhome, Incorporated ...........................................    2,500      82,500      7,100      234,300    2,600     85,800
Sumitomo Metal Industry ..........................................   75,000     195,564    120,000      312,902   20,000     52,150
Tabacalera, SA* ..................................................    6,550     244,966     10,800      403,913    2,050     76,669
Tab Corporate Holdings, Ltd* .....................................   97,700     202,066    162,000      335,053   26,100     53,981
Takashimaya Corporation ..........................................   15,000     201,758     23,000      309,362    4,000     53,802
Talbots, Incorporated ............................................    9,900     393,525     21,800      866,550    4,300    170,925
Tech Data Corporation* ...........................................     ----        ----       ----         ----    1,000     11,437
Urban Outfitters, Incorporated* ..................................    7,600     165,300     17,500      380,625    4,200     91,350
Wal-Mart Stores, Incorporated ....................................   31,100     831,925     75,500    2,019,625   15,600    417,300
                                                                              ---------              ----------           ---------
                                                                              8,800,866              18,453,750           3,874,485

FOOD STORES:                                                                       0.43%                   0.21%               0.10%
Giant Foods, Incorporated, Class A ...............................    6,900     195,788     20,500      581,688    2,900     82,288
Gib ..............................................................    2,300     109,154      5,700      270,513      700     33,221
Ito-Yokado Company, Ltd ..........................................    8,000     421,922     10,000      527,403    2,000    105,482
                                                                              ---------              ----------           ---------
                                                                                726,864               1,379,604             220,991

EATING & DRINKING PLACES:                                                          0.35%                   0.12%               0.10%
McDonald's Corporation ...........................................    6,800     266,050     15,700      614,263    3,900    152,588
Quick Restaurants ................................................    2,200     183,295      1,900      158,300      500     41,658
Yoshinoya D & C Company ..........................................       11     147,956       ----         ----        2     26,901
                                                                              ---------              ----------           ---------
                                                                                597,301                 772,563             221,147

BANKING & FINANCE:                                                                 7.44%                   3.68%               2.12%
Asahi Bank .......................................................   22,000     234,912     29,000      309,657    6,000     64,067
Astoria Financial Corporation ....................................    7,200     257,400     16,500      589,875    4,200    150,150
Banc One Corporation .............................................   11,500     370,875     21,600      696,600    2,700     87,075
Banco Bilbao Vizcaya, SA* ........................................    5,350     154,372      8,350      240,935    1,550     44,724
Bankers Trust New York Corporation ...............................    6,000     372,000     12,400      768,800    2,700    167,400
Bank of Boston Corporation .......................................    1,700      63,750      3,700      138,750      900     33,750
Bank of Tokyo ....................................................   22,000     353,018     34,000      545,572    7,000    112,324
Bank of Yokohama, Ltd ............................................    9,000      76,456     24,000      203,882     ----       ----
Banponce Corporation .............................................   13,000     461,500     29,200    1,036,600    6,900    244,950
Banque National Paris ............................................   11,500     554,697     18,850      909,220    3,350    161,586
Barclays .........................................................   33,810     363,272     50,559      543,226    8,837     94,954
Beneficial Corporation ...........................................    1,600      70,400       ----         ----     ----       ----

* Non-Income producing

   The accompanying notes are an integral part of the financial statements.

NASL SERIES TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1995 - UNAUDITED - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

----------------------------------------------------------------------------------------------------------------------------------
                                                                          AGGRESSIVE           MODERATE           CONSERVATIVE
                                                                     -------------------   ------------------   ------------------
                                                                      Shares     Value      Shares     Value    Shares     Value
                                                                     -------  ----------   -------  ----------  ------   ---------
BANKING & FINANCE - CONTINUED
Boatmens Bancshares, Incorporated ................................     2,100 $    74,025     4,600 $   162,150   1,000  $   35,250
Brierley Investment, Ltd .........................................    42,500      32,107    70,000      52,881  13,000       9,821
Chemical Banking Corporation .....................................     7,700     363,825    15,200     718,200   2,800     132,300
Christiania Bank 0 ...............................................    96,900     224,892   138,100     320,511  35,200      81,694
Collective Bancorp, Incorporated .................................     3,000      60,750     8,000     162,000   2,300      46,575
Commercial Federal Corporation* ..................................     6,200     168,950    14,000     381,500   3,100      84,475
The Dai-Ichi Kangyo Bank, Ltd ....................................    25,000     451,301    45,000     812,341   7,000     126,364
Den Norske Bank ..................................................   109,800     297,600   148,300     401,949  31,100      84,293
Deutsche Bank, AG* ...............................................     6,950     337,725    10,300     500,513   2,000      97,187
Federal Home Loan Mortgage Corporation ...........................     7,800     536,250    20,800   1,430,000   5,500     378,125
Federal National Mortgage Association ............................    17,000   1,604,375    39,000   3,680,625   8,800     830,500
Fleet Financial Group, Incorporated ..............................     7,900     293,288    15,300     568,013   3,900     144,788
Fuji Bank ........................................................    16,000     322,813    31,000     625,450   5,000     100,879
Higo Bank ........................................................    27,000     264,409    40,000     391,717   4,000      39,172
Hubco, Incorporated ..............................................    12,000     214,500    20,400     364,650   3,800      67,925
Lion Land Berhad .................................................    70,000      84,701    98,000     118,581  25,000      30,250
Long Island Bancorporation, Incorporated .........................     3,000      57,000      ----        ----    ----        ----
Mitsubishi Trust & Banking Corporation ...........................    19,000     269,011    33,000     467,229   6,000      84,951
Nationsbank Corporation ..........................................     4,348     233,162     9,580     513,727   2,164     116,044
NBD Bancorp, Incorporated ........................................     2,600      83,200     5,800     185,600   1,300      41,600
Pulte Corporation ................................................     6,700     187,600    14,500     406,000   3,800     106,400
Quaker City Bancorporation, Incorporated* ........................    12,600     144,900    21,000     241,500   3,700      42,550
Sanwa Bank, Ltd ..................................................    13,000     245,413    21,000     396,437   4,000      75,512
Schweiz Bankverein ...............................................       475     168,302       770     272,827     170      60,234
Sparebanken NOR ..................................................     9,400     227,315    14,100     340,973   2,500      60,456
Standard Federal Bancorporation ..................................    17,300     581,713    42,500   1,429,062   6,900     232,013
The Sumitomo Bank, Ltd ...........................................    24,000     416,259    46,000     797,829   7,000     121,409
Sumitomo Trust & Banking .........................................    21,000     255,206    29,000     352,428   6,000      72,916
The Tokai Bank, Ltd ..............................................    21,000     232,907    30,000     332,724   8,000      88,726
Unidanmark .......................................................     3,100     152,116     5,750     282,150   1,175      57,657
United Overseas Bank .............................................    48,800     460,937    80,600     761,302  14,200     134,125
Westpac Banking Corporation* .....................................    57,700     208,737    94,300     341,142  18,800      68,011
                                                                              ----------            ----------           ---------
                                                                              12,587,941            23,795,128           4,813,182

SECURITY & COMMODITY BROKERS:                                                       0.77%                 0.43%               0.20%
Daiwa Securities Company, Ltd* ...................................    11,000     116,029    17,000     179,317   3,000      31,644
Jefferies Group, Incorporated ....................................     1,800      64,800     4,600     165,600   1,100      39,600
Legg Mason, Incorporated .........................................     4,100     110,700    14,700     396,900   1,900      51,300
McDonald Company Investments,
 Incorporated ....................................................     2,400      38,100     5,400      85,725     800      12,700
Morgan Keegan, Incorporated ......................................     2,000      24,500    19,050     233,363   1,800      22,050
Nikko Securities Company, Ltd ....................................    21,000     170,468    29,000     235,408   7,000      56,823
Nomura Securities Company, Ltd ...................................    29,000     506,401    47,000     820,718   8,000     139,697
Piper Jaffray Companies, Incorporated ............................     8,000     121,000    16,900     255,612   3,100      46,888
Stifel Financial Corporation .....................................      ----        ----      ----        ----   1,100       7,425
Tsugami Corporation ..............................................    15,000      53,979    38,000     136,747   2,000       7,197
Waterhouse Investors Services,
 Incorporated ....................................................     3,900      89,700    11,900     273,700   2,000      48,300
                                                                              ----------            ----------           ---------
                                                                               1,295,677             2,783,090             463,624

* Non-Income producing

   The accompanying notes are an integral part of the financial statements.

NASL SERIES TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1995 - UNAUDITED - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

-----------------------------------------------------------------------------------------------------------------------------

                                                     AGGRESSIVE                 MODERATE                CONSERVATIVE
                                                 ------------------        ------------------        ------------------
                                                 Shares       Value        Shares       Value        Shares       Value
                                                 ------       -----        ------       -----        ------       -----

INSURANCE:                                                      3.48%                      1.85%                     1.03%
Aetna Life and Casualty Company ..........       3,900      $245,213        7,600      $477,850       1,100       $69,163
Alexander & Alexander Services,
 Incorporated ............................       1,300        31,038        7,100       169,513        ----          ----
Allstate Corporation .....................      24,400       722,850       48,700     1,442,738      10,200       302,175
W.R. Berkley Corporation .................       6,000       213,000       15,800       560,900       1,700        60,350
Baloise Holdings .........................         110       250,760          145       330,547          35        79,787
Cincinnati Financial Corporation .........       3,455       193,480        6,325       354,200         420        23,520
Corporacion Mapfre .......................       3,200       157,193        5,650       277,544         950        46,667
Dai Tokyo Fire & Marine ..................      23,000       162,822       37,000       261,931       7,000        49,555
The Equitable Companies, Incorporated ....        ----          ----         ----          ----       1,000        20,875
Exel, Ltd ................................       6,200       322,400       13,900       722,800       3,000       156,000
Frontier Insurance Group, Incorporated ...       3,900       104,813       10,400       279,500       1,900        51,063
General Re Corporation ...................       1,900       254,363        4,500       602,438       1,500       200,812
Gryhon Holdings, Incorporated* ...........       1,700        27,625        4,500        73,125         900        14,625
Harleysville Group, Incorporated .........       3,500        87,500        7,300       182,500       2,000        50,000
Horace Mann Educators Corporation ........      11,000       253,000       28,600       657,800       6,400       147,200
INA (Instituto Naz Dell) .................        ----          ----         ----          ----      16,800        22,588
International Nederlanden ................       2,906       160,719        4,327       239,318         812        44,899
MBIA, Incorporated .......................       3,700       246,050        7,300       485,450       2,100       139,650
Providian Corporation ....................      15,600       565,500       45,400     1,645,750       6,800       246,500
Prudential Corporation ...................      40,000       212,502       64,600       343,191        ----          ----
Royal Insurance Holdings* ................      31,723       155,915       53,661       263,739       9,888        48,599
Selective Insurance Group, Incorporated ..      11,700       386,100       26,400       871,200       5,700       188,100
Skandia Foersaekrings AB .................      11,500       223,006       18,700       362,627       3,100        60,115
Sumitomo Marine & Fire ...................      23,000       182,632       38,000       301,740       7,000        55,584
Tokio Marine & Fire ......................      11,000       126,152       19,000       217,899       3,000        34,405
Travelers Group, Incorporated ............      11,933       522,069       15,633       683,944       4,233       185,194
Triad Guaranty, Incorporated* ............       3,700        77,700        8,400       176,400       1,900        39,900
                                                         -----------                 ----------                 ---------
                                                           5,884,402                 11,984,644                 2,337,326

REAL ESTATE:                                                    0.53%                      0.23%                     0.13%
Cheung Kong Holdings, Ltd ................      29,000       143,542       41,000       202,939       8,000        39,598
Hong Kong Land Holdings, Ltd* ............     125,722       228,814      200,044       364,080      42,600        77,532
Lennar Corporation .......................       3,900        73,125       10,100       189,375       2,600        48,750
Nichimo Corporation ......................      40,000       162,822       60,000       244,233      13,000        52,917
Sun Hung Kai Properties ..................      30,000       221,962       44,000       325,545       8,000        59,190
Tan & Tan Development ....................      55,000        68,581      150,000       187,039      21,000        26,185
                                                         -----------                 ----------                 ---------
                                                             898,846                  1,513,211                   304,172

HOLDING & INVESTMENT COMPANIES:                                 2.98%                      1.64%                     0.97%
American Express Company .................      17,800       625,225       34,400     1,208,300       6,500       228,313
Bank of New York Company, Incorporated ...      27,700     1,118,388       70,900     2,862,588      15,800       637,925
Cenfed Financial Corporation .............       4,700        95,175       11,200       226,800       2,400        48,600
Citicorp .................................       3,800       219,925        6,500       376,188       1,500        86,813
Comerica, Incorporated ...................       1,900        61,038        4,200       134,925       1,000        32,125
CS Holding ...............................       2,650       242,792        3,700       338,993         900        82,458
First Chicago Corporation ................       2,100       125,738        4,600       275,425       1,000        59,875
First National Finance ...................     234,700       334,112      383,300       545,655      72,600       103,351
HSBC Holdings ............................      41,800       536,154       66,000       846,558      12,200       156,485
Jardine Strategic Holdings, Ltd* .........        ----          ----       57,000       183,540        ----          ----
Midlantic Corporation ....................         800        32,000        1,900        76,000         400        16,000

* Non-Income producing

   The accompanying notes are an integral part of the financial statements.

NASL SERIES TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1995 - UNAUDITED - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                           AGGRESSIVE           MODERATE            CONSERVATIVE
                                                                       -----------------   -------------------   ------------------
                                                                       Shares    Value     Shares     Value      Shares     Value
                                                                       ------  ---------   ------   ----------   ------   ---------
HOLDING & INVESTMENT COMPANIES
  - CONTINUED
Oerlikon-Buhrle Holding, AG* .....................................      1,620 $  141,389    2,005  $   174,991      535  $   46,693
People Heritage Financial Group,
 Incorporated ....................................................       ----       ----   12,200      183,000    2,100      31,500
Royal Bank of Scotland Group .....................................     59,949    407,638   98,121      667,198   17,502     119,009
Shawmut National Corporation .....................................      2,800     89,250    7,000      223,125    1,300      41,438
United Asset Management Corporation ..............................     18,500    659,063   41,500    1,478,437    9,000     320,625
Zions Bancorporation .............................................      7,100    355,000   15,500      775,000    3,800     190,000
                                                                               ---------            ----------            ---------
                                                                               5,042,887            10,576,723            2,201,210
HOTELS, MOTELS & OTHER
  LODGING PLACES:                                                                   0.45%                 0.24%                0.12%
Genting Berhad ...................................................     15,000    148,277   24,000      237,244    3,000      29,655
La Quinta Inns, Incorporated .....................................      4,950    133,650    9,900      267,300    2,850      76,950
Marriot International, Incorporated ..............................      8,400    301,350   19,100      685,213    2,600      93,275
The Promus Companies, Incorporated* ..............................      1,600     62,400    3,100      120,900      700      27,300
Resorts World Berhad .............................................     21,000    123,175   35,000      205,291    6,000      35,193
                                                                               ---------            ----------            ---------
                                                                                 768,852             1,515,948              262,373

BUSINESS SERVICES:                                                                  2.39%                 1.34%                0.88%
ADVO, Incorporated ...............................................       ----       ----    3,800       71,725      800      15,100
BET ..............................................................     69,400    135,775  172,600      337,678   30,300      59,279
Catalina Marketing Corporation* ..................................      3,900    209,138    8,400      450,450    2,100     112,613
Compuware Corporation* ...........................................      1,500     46,125    5,500      169,125    1,500      46,125
De La Rue ........................................................     17,000    253,094   28,000      416,860    4,700      69,973
Independent News .................................................     37,800    207,428   58,900      323,215   10,400      57,070
Mercury Interactive Corporation* .................................      9,000    181,125   15,700      315,963    4,000      80,500
Micom Communications* ............................................       ----       ----    7,900       51,350    1,800      11,700
Micro Focus Group, Incorporated, ADR* ............................      4,300     51,600     ----         ----   10,400     124,800
Microsoft Corporation* ...........................................     12,200  1,102,575   27,800    2,512,425    6,100     551,288
Misys ............................................................     45,300    288,214   74,600      474,630   13,500      85,892
Novell, Incorporated* ............................................     18,800    374,825   40,300      803,481    8,100     161,494
Oracle Systems Corporation* ......................................     16,000    618,000   36,300    1,402,087    8,650     334,106
Securities AB ....................................................      2,000     69,316    7,000      242,604    1,300      45,055
Sungard Data Systems, Incorporated* ..............................      9,700    506,825   19,500    1,018,875    4,600     240,350
Sybase, Incorporated* ............................................        800     23,500    1,900       55,812      500      14,688
                                                                               ---------            ----------            ---------
                                                                               4,067,540             8,646,280            2,010,033

MOTION PICTURES, AMUSEMENT
 & RECREATION SERVICES:                                                             0.85%                 0.45%                0.25%
Carmike Cinemas, Incorporated* ...................................      9,800    237,650   17,400      421,950    3,600      87,300
The Walt Disney Company ..........................................      8,500    472,813   18,700    1,040,187    4,200     233,625
Kuoni Resisen Holding ............................................        140    224,924      340      546,244       45      72,297
London Clubs International .......................................     64,000    351,710  103,900      570,979   19,000     104,414
Mirage Resorts, Incorporated* ....................................      1,400     42,875    3,100       94,938      700      21,438
Sodak Gaming, Incorporated* ......................................      5,800    100,775   12,300      213,712    3,200      55,600
                                                                               ---------            ----------            ---------
                                                                               1,430,747             2,888,010              574,674

* Non-Income producing

   The accompanying notes are an integral part of the financial statements.

NASL SERIES TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1995 - UNAUDITED - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

----------------------------------------------------------------------------------------------------------------------------------

                                                                 AGGRESSIVE                  MODERATE              CONSERVATIVE
                                                            ---------------------      ---------------------    ------------------
                                                            Shares      Value          Shares      Value        Shares    Value
                                                            ------   ------------      ------   ------------    ------ -----------
HEALTH SERVICES:                                                             1.04%                      0.58%                 0.34%
Apria Healthcare Group,
   Incorporated*........................................    15,180   $    428,835      34,220   $    966,715    8,300  $   234,475
Columbia/HCA-Healthcare
   Corporation of America...............................    10,100        436,825      24,400      1,055,300    4,600      198,950
Gehe, AG................................................       750        344,385       1,187        545,047      187       85,867
Health Management Association,
   Class A*.............................................     8,000        234,000      17,600        514,800    3,700      108,225
Integrated Health Services,
   Incorporated.........................................     2,700         81,000       3,900        117,000    1,300       39,000
Thermedics, Incorporated*...............................    12,000        234,000      27,200        530,400    6,000      117,000
                                                                     ------------               ------------           -----------
                                                                        1,759,045                  3,729,262               783,517

EDUCATIONAL SERVICES:                                                        0.14%                      0.09%                 0.03%
Children's Discovery Centers of
   America, Incorporated*...............................     3,700         61,975       9,200        154,100    2,100       35,175
Flightsafety International, Incorporated................     3,700        180,375       8,100        394,875      800       39,000
                                                                     ------------               ------------           -----------
                                                                          242,350                    548,975                74,175

ENGINEERING, ACCOUNTING, RESEARCH
AND MANAGEMENT:                                                              0.28%                      0.15%                 0.09%
EA Engineering Science and
Technology, Incorporated*...............................     6,200         32,550      15,400         80,850    2,300       12,075
Jardine Matheson Holdings, Ltd*.........................    24,000        175,200      31,600        230,680    6,600       48,180
PHH Corporation.........................................     4,700        209,150      12,400        551,800    2,800      124,600
Tracor, Incorporated*...................................     2,700         36,788        ----           ----     ----         ----
TRC Companies, Incorporated*............................     4,400         33,000      10,600         79,500    2,500       18,750
                                                                         --------                  ---------           -----------
                                                                          486,688                    942,830               203,605

TOTAL COMMON STOCKS
(Cost $112,931,427, $231,836,298
and $47,897,454, respectively) .........................             $128,513,440               $265,117,108           $55,119,493
                                                                     ------------               ------------           -----------

PREFERRED STOCKS:                                             0.15%                      0.09%                   0.01%
COMMUNICATION:                                                               0.12%                      0.07%                 0.00%
Panamsat Corporation*...................................       205        208,075         453        459,795     ----         ----
                                                                     ------------                  ---------           -----------

BANKING & FINANCE:                                                           0.03%                      0.02%                 0.01%
Creditanstalt-Bankverein................................       800         46,078       2,090        120,379      580       33,408
                                                                     ------------                  ---------           -----------

TOTAL PREFERRED STOCKS
(Cost $263,608, $599,895,
 and $34,394, respectively) ............................             $    254,153               $    580,174           $    33,408
                                                                     ------------               ------------           -----------


* Non-Income producing

   The accompanying notes are an integral part of the financial statements.

NASL SERIES TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1995 - UNAUDITED - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

----------------------------------------------------------------------------------------------------------------------------------

                                                       AGGRESSIVE                     MODERATE                  CONSERVATIVE
                                              --------------------------     --------------------------   ------------------------
                                               Principal                      Principal                    Principal
                                Maturity        Amount           Value         Amount          Value        Amount         Value
                                --------      ----------      ----------     ----------     -----------   ----------   -----------
U.S. GOVERNMENT AGENCY AND
MORTGAGE - BACKED OBLIGATIONS:                      6.68%                         14.06%                       18.01%

FEDERAL HOME LOAN BANK:                                             0.45%                          0.76%                      0.92%
4.55% .......................   08/03/98      $  230,000      $  221,372    $ 1,400,000     $ 1,347,480   $  540,000   $   519,742
4.75% .......................   02/24/97         200,000         196,066      1,300,000       1,274,431      500,000       490,166
5.60% .......................   02/23/99         260,000         250,107      1,850,000       1,779,608      920,000       884,994
6.52% .......................   04/24/97          90,000          90,675        520,000         523,900      200,000       201,500
                                                               ---------                     ----------                 ----------
                                                                 758,220                      4,925,419                  2,096,402
FEDERAL HOME LOAN MORTGAGE
 CORPORATION:                                                       0.15%                          1.77%                      2.83%
4.78% .......................   02/10/97          60,000          58,882        360,000         353,293      140,000       137,392
6.47% .......................   07/07/97          80,000          80,775        490,000         494,748      190,000       191,841
6.50% .......................   07/01/06            ----            ----           ----            ----      117,290       115,268
7.50% .......................   06/01/07          67,795          67,690           ----            ----         ----          ----
8.00%................04/01/23 - 08/01/24            ----            ----      3,520,991       3,587,009    1,751,561     1,784,402
9.50%................09/01/16 - 12/01/22          47,409          49,839      6,625,925       7,004,884    3,991,253     4,217,429
                                                               ---------                     ----------                 ----------
                                                                 257,186                     11,439,934                  6,446,332
FEDERAL NATIONAL MORTGAGE
 ASSOCIATION:                                                       3.53%                          6.68%                      8.48%
4.70% .......................   09/10/98         160,000         152,626      1,000,000         953,910      390,000       372,025
5.20% .......................   07/10/98          80,000          79,562        500,000         497,265      200,000       198,906
5.45% .......................   10/10/03         165,000         154,197      1,110,000       1,037,328      560,000       523,337
6.00%................03/01/09 - 07/01/09         470,062         455,664      4,512,593       4,374,372    2,225,287     2,157,127
6.50%................09/01/07 - 10/01/08       1,983,340       1,968,858      6,269,468       6,183,264    2,966,093     2,925,309
6.50% TBA** .................   01/01/99         480,000         473,400      2,050,000       2,021,813    2,150,000     2,120,437
7.00% .......................   05/01/24            ----            ----          2,964           2,914         ----          ----
7.50%................01/01/06 - 12/01/24            ----            ----        629,864         640,295       39,847        40,507
7.50% TBA** .................   01/01/99         940,000         942,641     19,450,000      19,504,655    6,540,000     6,558,377
7.71% ......................    04/25/06         445,904         460,117      3,071,780       3,169,693    1,238,621     1,278,102
8.00%................12/01/19 - 06/01/24         978,138         996,202      3,518,820       3,583,672    1,773,036     1,805,713
8.50%................11/01/08 - 07/01/24            ----            ----      1,161,244       1,206,318    1,269,137     1,313,646
8.75% .......................   08/01/09         290,021         302,930           ----            ----         ----          ----
9.00% .......................   10/01/05           3,140           3,279           ----            ----         ----          ----
                                                               ---------                     ----------                 ----------
                                                               5,989,476                     43,175,499                 19,293,486
GOVERNMENT NATIONAL MORTGAGE
 ASSOCIATION:                                                       1.67%                          3.37%                      3.94%
7.50%................10/15/22 - 10/15/23       1,607,852       1,615,891      5,544,435       5,572,158    2,700,654     2,714,157
8.50%................06/15/16 - 03/15/21         203,681         213,482      2,060,599       2,141,459      653,733       683,045
9.00%................07/15/17 - 03/15/25         582,681         612,331     10,014,077      10,532,333    5,281,428     5,554,044
9.50%................01/15/18 - 08/15/21         362,419         384,922      3,317,175       3,520,715         ----          ----
11.50% ......................   08/15/13            ----            ----         29,125          32,365         ----          ----
                                                               ---------                     ----------                 ----------
                                                               2,826,626                     21,799,030                  8,951,246

RESOLUTION TRUST CORPORATION:                                       0.06%                          0.13%                      0.16%
6.90% .......................   02/25/27         100,000          93,656        900,000         842,906      400,000       374,625
                                                               ---------                     ----------                 ----------

* Non-Income producing

   The accompanying notes are an integral part of the financial statements.

NASL SERIES TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1995 - UNAUDITED - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

---------------------------------------------------------------------------------------------------------------------------------


                                                      AGGRESSIVE                     MODERATE                 CONSERVATIVE
                                              -------------------------    --------------------------   ------------------------
                                               Principal                    Principal                    Principal
                                Maturity        Amount         Value         Amount         Value         Amount       Value
                                --------      ----------    -----------    ----------   -------------   -----------   ----------

MISCELLANEOUS GOVERNMENT
AGENCIES:                                                          0.84%                         1.35%                       1.66%
Government Backed Trust,
  9.625%, Series T3             05/15/02      $   40,000    $    44,226    $  240,000    $    265,356   $   100,000   $   110,565
Government Loan Trusts,
  7.75%, Series A1              04/01/98          43,489         44,398       270,816         276,479       104,768       106,959
Government Loan Trusts,
  8.50%                         04/01/06         310,000        344,174     1,810,000       2,009,534       720,000       799,373
Government Trust Certificates,
  9.25%, Series 2D              11/15/96         276,940        280,648     1,692,167       1,714,825       675,994       685,046
Government Trust Certificates,
  9.25%, Class 1C               11/15/01         350,000        385,532     2,340,000       2,577,557     1,120,000     1,233,702
Government Trust Certificates,
  9.40%, Series 2E              05/15/02         290,000        320,734     1,740,000       1,924,405       770,000       851,605
                                                            -----------                  ------------                 -----------
                                                              1,419,712                     8,768,156                   3,787,250

TOTAL U.S. GOVERNMENT AGENCY AND
 MORTGAGE - BACKED OBLIGATIONS
 (Cost $10,976,845, $89,482,863
 and $40,232,165, respectively) ...................         $11,344,876                   $90,950,944                 $40,949,341
                                                            -----------                  ------------                 -----------


U.S. TREASURY OBLIGATIONS:                          6.12%                       16.75%                        34.65%
U.S. TREASURY BONDS:                                               4.14%                        10.03%                      11.54%
8.125%***.................      08/15/19            ----           ----     7,030,000       8,178,983     3,100,000     3,606,664
8.75%.....................      05/15/20            ----           ----     5,000,000       6,203,900     2,330,000     2,891,017
8.875%***.................      02/15/19       1,660,000      2,075,266    10,200,000      12,751,632     4,540,000     5,675,726
9.00%.....................      11/15/18       1,120,000      1,415,926     6,490,000       8,204,788     2,870,000     3,628,311
11.625%...................      11/15/04            ----           ----     4,760,000       6,543,524     1,780,000     2,446,948
11.875%...................      11/15/03         450,000        613,197     5,330,000       7,262,978     1,740,000     2,371,028
12.00%....................      08/15/13       1,340,000      1,976,500     7,850,000      11,578,750     2,770,000     4,085,750
12.375%...................      05/15/04         660,000        931,115     2,910,000       4,105,370     1,100,000     1,551,858
                                                            -----------                  ------------                 -----------
                                                              7,012,004                    64,829,925                  26,257,302

U.S. TREASURY NOTES:                                               1.98%                         6.72%                      23.11%
3.875%....................      10/31/95            ----           ----    10,500,000      10,440,885    18,000,000    17,898,660
6.25%.....................      08/31/96       2,300,000      2,310,419    16,500,000      16,574,745    25,000,000    25,113,250
6.25%.....................      02/15/03          10,000         10,027       120,000         120,319     1,400,000     1,403,724
6.50%.....................      05/15/05         115,000        117,444       980,000       1,000,825       420,000       428,925
7.125%....................      09/30/99          40,000         41,650       320,000         333,200       310,000       322,788
7.25%.....................      11/15/96         400,000        407,248          ----            ----          ----          ----
7.875%....................      11/15/04          40,000         44,550       325,000         361,969       140,000       155,925
8.00%.....................      01/15/97            ----           ----          ----            ----       480,000       495,000
8.50%.....................      05/15/97         400,000        418,376    13,020,000      13,618,139     4,500,000     4,706,730
9.25%.....................      01/15/96            ----           ----     1,000,000       1,017,810     2,000,000     2,035,620
                                                            -----------                    ------------               -----------
                                                              3,349,714                      43,467,892                52,560,622

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $9,859,501, $103,056,424 and
 $76,299,013, respectively) .......................         $10,361,718                    $108,297,817               $78,817,924
                                                            -----------                    ------------               -----------

*** At June 30, 1995 a portion of these securities was pledged to cover forward commitments purchased.

   The accompanying notes are an integral part of the financial statements.

NASL SERIES TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1995 - UNAUDITED - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

-------------------------------------------------------------------------------------------------------------------------------

                                                      AGGRESSIVE                      MODERATE                CONSERVATIVE
                                               -----------------------      --------------------------    ---------------------
                                               Principal                     Principal                    Principal
                                Maturity        Amount        Value           Amount          Value        Amount       Value
                                --------       --------     ----------      -----------     ----------    ---------   ---------

CORPORATE BONDS:                                   8.51%                         10.36%                       8.00%

AGRICULTURE:                                                      0.07%                           0.06%                    0.00%
Chiquita Brands International,
 Incorporated, 11.50% ........  06/01/01       $110,000     $  113,300      $  390,000      $  401,700        ----         ----
                                                              --------                        --------                   ------

OIL & GAS EXPLORATION:                                            0.31%                           0.26%                    0.00%
Falcon Drilling, Incorporated,
 Series B, 9.75% .............  01/15/01        120,000        118,800         380,000         376,200        ----         ----
Mesa Capital Corporation,
 Step up to 12.75% ...........  06/30/98        120,000        108,600         380,000         343,900        ----         ----
Transamerican Refining Corporation,
 Zero coupon .................  02/15/02        470,000        300,800       1,530,000         979,200        ----         ----
                                                             ---------                       ---------                 --------
                                                               528,200                       1,699,300

FOOD PRODUCTS:                                                    0.13%                           0.16%                    0.12%
Cott Corporation, 9.375% ...... 07/01/05        110,000        111,375         390,000         394,875        ----         ----
RJR Nabisco, Incorporated,
 6.25% .......................  01/31/97        110,000        107,297         680,000         633,292    $270,000     $263,366
                                                             ---------                       ---------                 --------
                                                               218,672                       1,058,167                  263,366

PAPER, PRINTING & PUBLISHING:                                     0.25%                           0.30%                    0.25%
Gaylord Container Corporation,
 Step up to 12.75% ............ 05/15/05        100,000         98,000         200,000         196,000        ----         ----
News America Holdings,
 Incorporated, 8.625% ......... 02/01/03         80,000         86,282       1,030,000       1,110,876     530,000      571,616
S.D. Warren Company,
 Series B, 12.00% ............. 12/15/04        120,000        129,300         380,000         409,450        ----         ----
Stone Container Corporation,
 11.50% ......................  09/01/99        100,000        102,500         200,000         205,000        ----         ----
                                                             ---------                       ---------                 --------
                                                               416,082                       1,921,326                  571,616

CHEMICAL & ALLIED PRODUCTS:                                       0.47%                           0.35%                    0.00%
NL Industries, Incorporated,
 11.75% ....................... 10/15/03        140,000        145,950         460,000         479,500        ----         ----
Revlon Consumer Products
 Corporation, 10.50% .......... 02/15/03        460,000        450,800       1,540,000       1,509,200        ----         ----
Revlon Worldwide Corporation,
 Zero coupon .................. 03/15/98        290,000        200,825         410,000         283,925        ----         ----
                                                             ---------                       ---------                 --------
                                                               797,575                       2,272,675

BUILDING MATERIALS & CONTRUCTION:                                 0.66%                           0.60%                    0.20%
American Standard, Incorporated,
 Step up to 10.50% ............ 06/01/05        350,000        266,000         950,000         722,000         ----        ----
Building Material Corporation
 of America, Series B,
 Step up to 11.75% ............ 07/01/04        170,000        100,300         350,000         206,500         ----        ----
Greystone Homes, Incorporated,
 10.75% ....................... 03/01/04        230,000        204,125         770,000         683,375         ----        ----
Lennar Cent Partners, Ltd,
 Series 1994, Class C, 8.12% .. 09/15/02        197,000        197,739       1,100,000       1,104,125      450,000     451,688
Stratosphere Corporation,
 14.25% ....................... 05/15/02        350,000        357,000       1,150,000       1,173,000         ----        ----
                                                             ---------                       ---------                 --------
                                                             1,125,164                       3,889,000                  451,688

   The accompanying notes are an integral part of the financial statements.

NASL SERIES TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1995 - UNAUDITED - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

--------------------------------------------------------------------------------------------------------------------------------
                                                      AGGRESSIVE                      MODERATE                 CONSERVATIVE
                                               -----------------------      --------------------------     ---------------------
                                               Principal                    Principal                     Principal
                                Maturity        Amount          Value         Amount           Value       Amount        Value
                                --------       --------       --------      ----------      ----------   -----------  ----------
METAL PRODUCTS:                                                   0.42%                           0.26%                     0.00%
Alliant Techsystems, Incorporated,
 11.75% ....................... 03/01/03       $100,000       $107,000      $  100,000      $  107,000         ----         ----
Doehler Jarvis, Incorporated,
 11.875% ...................... 06/01/02        210,000        224,700         490,000         524,300         ----         ----
International Wire Group,
 Incorporated, 11.75% ......... 06/01/05        230,000        231,437         770,000         774,813         ----         ----
Republic Engineered Steels,
 Incorporated, 9.875% ......... 12/15/01        160,000        144,800         300,000         271,500         ----         ----
                                                              --------                       ---------                ----------
                                                               707,937                       1,677,613

INDUSTRIAL AND COMMERICAL MACHINERY:                              0.20%                           0.14%                     0.00%
Repap New Brunswick,
 Incorporated, 10.625% .......  04/15/05        230,000        232,300         770,000         777,700         ----         ----
Specialty Equipment Companies,
 Incorporated, 11.375% ........ 12/01/03        110,000        113,025         140,000         143,850         ----         ----
                                                              --------                       ---------                ----------
                                                               345,325                         921,550

ELECTRONIC AND OTHER
 ELECTRICAL EQUIPMENT:                                            0.15%                           0.13%                     0.00%
Echostar Communications
Company, Step up to
 12.875% .....................  06/01/04        230,000        129,950         770,000         435,050         ----         ----
UCAR Global Enterprises,
 Incorporated, 12.00% ........  01/15/05        120,000        129,600         380,000         410,400         ----         ----
                                                              --------                       ---------                ----------
                                                               259,550                         845,450

TRANSPORTATION EQUIPMENT:                                         0.50%                           0.55%                     0.46%
Aftermarket Technology Corporation,
 Series B, 12.00% ............  08/01/04        470,000        495,577       1,530,000       1,613,261         ----         ----
General Motors Acceptance
 Corporation, 8.375% .........  01/19/99        230,000        242,767       1,730,000       1,826,032   $1,000,000   $1,055,510
Rohr, Incorporated, 11.625% ..  05/15/03        100,000        105,500         100,000         105,500         ----         ----
                                                              --------                       ---------                ----------
                                                               843,844                       3,544,793                 1,055,510

TRANSPORTATION:                                                   0.05%                           0.14%                     0.00%
Transtar Holdings, LP/Transtar,
 Step up to 13.375% ..........  12/15/03        400,000        236,000       1,100,000         649,000         ----         ----
USAir, Incorporated, 9.625% ..  02/01/01        100,000         85,000         100,000          85,000         ----         ----
USAir, Incorporated, 10.00% ..  07/01/03        130,000        110,500         180,000         153,000         ----         ----
                                                              --------                       ---------                ----------
                                                               431,500                         887,000

COMMUNICATION SERVICES:                                           0.32%                           0.22%                     0.00%
Call-Net Enterprise, Incorporated,
 Step up to 13.25% ............ 12/01/04        110,000         66,000          120,000         72,000         ----         ----
NWCG Holdings Corporation,
 Series B,  Zero coupon ....... 06/15/99        230,000        142,600          770,000        477,400         ----         ----
SCI Television, Incorporated,
 11.00% ......................  06/30/05        230,000        240,350          770,000        804,650         ----         ----
Telemundo Group, Incorporated,
 10.25% ......................  12/30/01        100,000         92,500          100,000         92,500         ----         ----
                                                              --------                       ---------                ----------
                                                               541,450                       1,446,550


   The accompanying notes are an integral part of the financial statements.

NASL SERIES TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1995 - UNAUDITED - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

--------------------------------------------------------------------------------------------------------------------------------


                                                     AGGRESSIVE                    MODERATE                   CONSERVATIVE
                                               -----------------------    --------------------------    ------------------------
                                               Principal                   Principal                    Principal
                                Maturity        Amount        Value         Amount          Value        Amount          Value
                                --------       --------     ----------    ----------      ----------    ----------     ---------
ELECTRIC, GAS & SANITARY SERVICES:                                0.82%                         1.14%                       1.28%
Allied Waste Industries, Incorporated,
 12.00% ......................  02/01/04       $100,000     $  104,250    $  100,000      $  104,250          ----          ----
Gulf States Utilities Company,
 9.72% ........................ 07/01/98        400,000        420,488     2,110,000       2,218,074    $  870,000    $  914,561
Long Island Lighting Company,
 7.30% ........................ 07/15/99        155,000        152,300     1,170,000       1,149,619       625,000       614,113
Long Island Lighting Company,
 8.75% ........................ 05/01/96        300,000        305,250     1,900,000       1,933,250       800,000       814,000
Public Service Company of
 N.H., 8.875% ................  05/15/96        170,000        172,960     1,150,000       1,170,021       560,000       569,750
Transtexas Gas Corporation,
 11.50% ......................  06/15/02        230,000        234,600       770,000         785,400         -----         -----
                                                             ---------                       ---------                 ---------
                                                             1,389,848                       7,360,614                 2,912,424

EATING & DRINKING PLACES:                                         0.24%                           0.17%                     0.00%
Dominicks Finer Foods,
 Incorporated, 10.875% ......   05/01/05        290,000        294,350       960,000         974,400          ----          ----
Flagstar Corporation,
 10.875% .....................  12/01/02        120,000        111,600       160,000         148,800          ----          ----
                                                             ---------                       ---------                 ---------
                                                               405,950                       1,123,200

WHOLESALE & RETAIL TRADE:                                         0.67%                           0.43%                     0.00%
Finlay Fine Jewelry Corporation,
 10.625% .....................  05/01/03        280,000        267,400       700,000         668,500          ----          ----
Parisian, Incorporated,
 9.875% ....................... 07/15/03        120,000         93,600       130,000         101,400          ----          ----
Pathmark Stores, Incorporated,
 9.625% ......................  05/01/03        120,000        117,000       380,000         370,500          ----          ----
Pathmark Stores, Incorporated,
 Step up to 10.75% ..........   11/01/03        140,000         84,000       230,000         138,000          ----          ----
Ralphs Grocery Company,
 10.45% ......................  06/15/04        120,000        120,000       380,000         380,000          ----          ----
Specialty Retailers, Incorporated,
 11.00% ....................... 08/15/03        120,000        110,400       190,000         174,800          ----          ----
Star Market, Incorporated,
 13.00% ......................  11/01/04        240,000        235,200       760,000         744,800          ----          ----
Thrifty Payless, 12.25% ......  04/15/04        100,000        102,750       200,000         205,500          ----          ----
                                                             ---------                       ---------                 ---------
                                                             1,130,350                       2,783,500

BANKING & FINANCE:                                                1.09%                           2.63%                     3.17%
Chase Manhattan Credit Card,
 8.75% .......................  08/15/99           ----           ----     2,720,000       2,778,643     1,070,000     1,093,069
Citicorp Bank Corporation,
 5.25% ........................ 01/30/97        140,000        139,650       950,000         947,625       510,000       508,725
The CIT Group Holdings,
 Incorporated, 6.625% ........  06/15/05        210,000        206,182     1,855,000       1,821,276       810,000       795,274
Federal Agricultural Mortgage
 Corporation, 7.04% ..........  08/10/05        100,000        100,313       700,000         702,188       300,000       300,938
First USA Bank, 5.75% ........  01/15/99        180,000        174,168     1,240,000       1,199,824       660,000       638,616
Green Tree Securitized Net,
 Series 1994 A Certificates,
 6.90% .......................  02/15/04        155,175        153,332     1,130,564       1,117,132       591,144       584,122


   The accompanying notes are an integral part of the financial statements.

NASL SERIES TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1995 - UNAUDITED - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

--------------------------------------------------------------------------------------------------------------------------------

                                                      AGGRESSIVE                   MODERATE                  CONSERVATIVE
                                               -----------------------    ------------------------     ------------------------
                                               Principal                  Principal                    Principal
                                Maturity         Amount        Value        Amount          Value        Amount         Value
                                --------       ---------     ---------    ---------       ---------    ---------      ---------
BANKING & FINANCE - CONTINUED
Household Finance
 Corporation, 6.375% ........   06/30/00        $ 90,000    $   89,502   $  770,000     $   765,742   $  340,000     $  338,120
Household Finance
 Corporation, 7.625% ........   12/15/96         280,000       285,009    1,340,000       1,363,973      780,000        793,954
Manufacturers Hanover
 Corporation, 8.50% .........   02/15/99         320,000       338,547    2,220,000       2,348,671      210,000        222,172
Private Export Funding
Corporation, Series KK,
8.75% .......................   06/30/03         140,000       158,861      970,000       1,100,678      400,000        453,888
Secured Finance, 9.05% ......   12/15/04         180,000       205,015    2,500,000       2,847,425    1,300,000      1,480,661
                                                             ---------                   ----------                   ---------
                                                             1,850,579                   16,993,177                   7,209,539

INSURANCE:                                                        0.63%                        1.17%                       1.26%
American Financial
 Corporation, 9.75% .........   04/20/04         350,000       344,750    1,150,000       1,132,750         ----           ----
Metropolitan Life Insurance
 Company, 6.30% .............   11/03/03         440,000       419,298    3,730,000       3,554,503    1,465,000      1,396,072
Nationwide Life Insurance
 Company, 6.50% .............   02/15/04         230,000       221,842    2,340,000       2,257,000    1,190,000      1,147,791
New York Life Insurance
 Company, 6.40% .............   12/15/03          90,000        86,845      650,000         627,211      340,000        328,080
                                                             ---------                   ----------                   ---------
                                                             1,072,735                    7,571,464                   2,871,943

HOLDING & INVESTMENT
 COMPANIES:                                                       0.41%                        0.66%                       0.73%
Bell & Howell Holdings
 Company, Series B,
 Step up to 11.50% ..........   03/01/05         170,000       101,431      580,000         346,060         ----           ----
Guaranteed Export Trust,
 PDVSA, 6.28% ...............   06/15/04         110,000       109,527      930,000         926,001      410,000        408,237
Guaranteed Export Trust,
 Series 1994 F, 8.187% ......   12/15/04         450,283       479,914    2,791,756       2,975,464    1,170,736      1,247,775
                                                             ---------                   ----------                   ---------
                                                               690,872                    4,247,525                   1,656,012

HOTELS, MOTELS & OTHER
 LODGING PLACES:                                                  0.13%                        0.12%                       0.00%
HMH Properties, Incorporated,
 9.50% ......................   05/15/05         230,000       222,525      770,000         744,975         ----           ----
                                                             ---------                   ----------                   ---------

BUSINESS SERVICES:                                                0.26%                        0.49%                       0.53%
Comdisco, Incorporated,
 6.50% ......................   06/12/00         200,000       197,956    1,700,000       1,682,626      750,000        742,335
Comdisco, Incoporated,
 9.75% ......................   01/15/97         100,000       104,870      900,000         943,830      450,000        471,915
Protection One Alarm,
 Step up to 13.625% .........   06/30/05          20,000       130,500       80,000         522,000         ----           ----
                                                             ---------                   ----------                   ---------
                                                               433,326                    3,148,456                   1,214,250

HEALTH SERVICES:                                                  0.14%                        0.13%                       0.00%
National Medical Enterprises,
 Incorporated, 10.125% ......   03/01/05         230,000       242,938      770,000         813,312         ----           ----
                                                             ---------                   ----------                   ---------


   The accompanying notes are an integral part of the financial statements.

NASL SERIES TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1995 - UNAUDITED - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

---------------------------------------------------------------------------------------------------------------------------------


                                                     AGGRESSIVE                   MODERATE                   CONSERVATIVE
                                               ----------------------     -----------------------      ----------------------
                                               Principal                  Principal                    Principal
                                Maturity        Amount        Value        Amount         Value         Amount         Value
                                --------       ---------    ---------     ---------     ---------      ---------     ---------
MOTION PICTURES & AMUSEMENT
 RECREATION SERVICES:                                            0.30%         0.19%                                      0.00%
Harrahs Jazz, 14.25% ........   11/15/01        $230,000  $   239,200    $  770,000   $   800,800           ----          ----
Players International,
 Incorporated, 10.875% ......   04/15/05         190,000      188,100       380,000       376,200           ----          ----
President Riverboat Casinos,
 13.00% .....................   09/15/01         100,000       86,000       100,000        86,000           ----          ----
                                                            --------                    ---------                        -----
                                                             513,300                    1,263,000

ENGINEERING, ACCOUNTING, RESEARCH,
 MANAGEMENT & RELATED SERVICES:                                 0.07%                        0.06%                        0.00%
Tracor, Incorporated, 10.875% . 08/15/01         120,000     123,600        380,000       391,400           ----          ----
                                                             -------                     --------                         ----

TOTAL CORPORATE BONDS
 (Cost $14,369,094, $66,707,819 and
 $18,195,678, respectively) ...                          $14,404,622                  $67,005,747                  $18,206,348
                                                         -----------                  -----------                  -----------
FIXED INCOME - OTHER:                                           1.95%                        4.43%                        5.41%

MISCELLANEOUS ASSET BACKED SECURITIES:
American Housing Trust,
 Series IV, 9.552% ...........  09/25/20         700,000     738,500      4,300,000     4,536,500     $1,740,000     1,835,700
Discover Card Trust,
 Series 9, 6.125% ............  05/15/98         260,000     259,106      1,515,000     1,509,788        600,000       597,936
Discover Card Trust, 7.20% ...  04/16/98            ----        ----           ----          ----        662,500       664,157
Discover Card Trust, 7.50% .... 06/16/00         150,000     153,375      1,330,000     1,359,925        580,000       593,050
Ford Credit Auto Loan Master
 Trust, Series 92 3A, 5.625% .. 10/15/97            ----        ----      1,740,000     1,737,268           ----          ----
Ford Credit Auto Loan Master
 Trust, Series 92 2, 7.375% ... 04/15/99            ----        ----        650,000       661,375        775,000       788,563
Guaranteed Trade Trust,
 Series 1992, 7.02% ..........  09/01/04          76,000      77,850        446,500       451,371        180,500       184,895
MBNA Master Card, Series
 1992 1A, 7.25% ..............  06/15/99            ----        ----           ----          ----        650,000       659,542
Meritor Mortgage Securities
 Corporation, 9.40% ..........  06/01/99         183,656     185,034      1,163,157     1,171,880        428,531       431,745
Nomura Asset Securities Corporation,
Series 1994, 5.765%             07/07/03         191,555     190,896      1,340,885     1,336,275        670,442       668,138
Premier Auto Trust, Series
933, Class A3, 4.90%            12/15/98         313,755     309,930      1,984,039     1,959,854        793,616       783,942
Rail Car Trust, 7.75%           06/01/04         175,512     184,781      1,702,466     1,792,377        919,683       968,254
Standard Credit Card Master
Trust, 5.50%                    09/08/98         140,000     137,155        990,000       969,883        525,000       514,332
Standard Credit Card Master
Trust, 6.25%                    09/07/98            ----        ----      5,075,000     5,051,198      1,120,000     1,114,747
Standard Credit Card Master
Trust, 9.00%                    08/07/97         210,000     215,708      1,270,000     1,304,519        520,000       534,134
Standard Credit Card Master
Trust, 9.25%                    09/07/99         380,000     406,836      2,260,000     2,419,601        920,000       984,970
Structured Asset Securities
 Corporation, Series 95 C1,
 Class D, 7.375%                09/25/24         500,000     444,219      2,700,000     2,398,781      1,100,000       977,281
                                                          ----------                  -----------                  -----------

TOTAL FIXED INCOME-OTHER
 (Cost $3,238,204, $28,248,485,
 and $12,204,129, respectively) .........................$ 3,303,390                  $28,666,595                  $12,301,386
                                                         -----------                  -----------                  -----------



 The accompanying notes are an integral part of the the financial statements.

NASL SERIES TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1995 - UNAUDITED - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

----------------------------------------------------------------------------------------------------------------------------------
                                                       AGGRESSIVE                    MODERATE                   CONSERVATIVE
                                                -----------------------     -------------------------     ------------------------
                                                Principal                    Principal                    Principal
                                Maturity         Amount         Value          Amount         Value         Amount         Value
                                --------        ---------     ---------      ---------      ---------     ----------     ---------
FOREIGN BONDS:                                                     0.64%                         1.02%                        1.49%
African Development
Bank, 9.50%..................   12/15/95       $260,000      $  263,895     $1,570,000     $1,593,519     $  820,000    $  832,284
Israel State, Class 1 C,
5.75%........................   03/15/00        130,000         127,156        780,000        762,938        300,000       293,438
Israel State, U.S. Government
GTD Notes Class 3A, 6.00%....   02/15/99           ----            ----           ----           ----        570,000       567,033
Israel State, U.S. Government
GTD Notes Class 1D,
6.125%.......................   03/15/03        100,000          98,282        600,000        589,692        250,000       245,705
Israel State, U.S. Government
Class 5B, 8.00%..............   11/15/01        550,000         597,553      3,350,000      3,639,641      1,330,000     1,444,992
                                                             ----------                     ---------                   ----------
TOTAL FOREIGN BONDS
(Cost $1,074,163, $6,500,896,
and $3,321,478, respectively)...........                     $1,086,886                    $6,585,790                   $3,383,452
                                                             ----------                    ----------                   ----------


                                                                        Value                   Value                   Value
                                                                -------------------     --------------------    -------------------
REPURCHASE AGREEMENTS:                                                        11.02%                   12.29%                  8.20%
Repurchase Agreement with State Street Bank & Trust
 Company dated 06/30/95 at 5.50% due 07/03/95 to be
 repurchased at $24,391,174 collateralized by
 $22,640,000. U.S.Treasury Bond, 7.50% due
 11/15/16 (valued at $25,080,567, including interest)                  $ 24,380,000
                                                                       ------------

Repurchase Agreement with State Street Bank & Trust
 Company dated 06/30/95 at 5.50% due 07/03/95 to be
 repurchased at $79,515,428 collateralized by
 $73,805,000. U.S.Treasury Bond, 7.50% due
 11/15/16 (valued at $81,761,099, including interest)                                           $ 79,479,000
                                                                                                ------------

Repurchase Agreement with State Street Bank & Trust
 Company dated 06/30/95 at 5.50% due 07/03/95 to be
 repurchased at $18,668,553 collateralized by
 $17,330,000. U.S.Treasury Bond, 7.50% due
 11/15/16 (valued at $19,198,155, including interest)                                                                  $ 18,660,000
                                                                                                                       ------------

TOTAL INVESTMENTS  (Aggressive, Moderate
 and Conservative Asset Allocation Trusts)
 (Cost $177,092,842, $605,911,680 and
 $216,844,311, respectively).........................                  $193,649,085             $646,683,175           $227,471,352
                                                                       ============             ============           ============


Key to Currency Abbreviations                                                             Key to Security Abbreviations
-------------------------------------------------------------------------                 ----------------------------------------

AUD  -   Australian Dollar                    ITL  -   Italian Lira                       ADR  -   American Depository Receipt
BEF  -   Belgian Franc                         Y.  -   Japanese Yen                       FRN  -   Floating Rate Note
CAD  -   Canadian Dollar                      MYR  -   Malaysian Ringgit                  IO   -   Interest Only (Carries notional
DKK  -   Danish Krone                         NLG  -   Netherland Guilder                          principal amount)
FRF  -   French Franc                         ESP  -   Spanish Peseta                     TBA  -   To Be Announced
DEM  -   German Deustche Mark                 SEK  -   Swedish Krone
L.   -   Great British Pound                  CHF  -   Swiss Franc


   The accompanying notes are an integral part of the financial statements.

NASL SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. ORGANIZATION OF THE TRUST. The NASL Series Trust (the "Trust") is a no-load, open-end management investment company organized as a Massachusetts business trust. It is a series company, which means that it has several portfolios, each with a stated investment objective which it pursues through separate investment policies. The Trust currently offers the following fourteen portfolios: The Global Equity Trust ("Global Equity"), the Pasadena Growth Trust ("Pasadena Growth"), the Equity Trust ("Equity"), the Value Equity Trust ("Value Equity"), the Growth and Income Trust ("Growth and Income"), the Strategic Bond Trust ("Strategic Bond"), the Global Government Bond Trust ("Global Government Bond"), the International Growth and Income Trust ("International Growth and Income"), the Investment Quality Bond Trust ("Investment Quality Bond"), the U.S. Government Securities Trust ("U.S. Government Securities"), the Money Market Trust ("Money Market"), the Aggressive Asset Allocation Trust ("Aggressive Asset Allocation"), the Moderate Asset Allocation Trust ("Moderate Asset Allocation"), and the Conservative Asset Allocation Trust ("Conservative Asset Allocation"). Each of the Trusts with the exception of the Global Government Bond Trust is diversified for purposes of the Investment Company Act of 1940.

Shares of the Trust are presently offered only to the NASL Variable Account and the NASL Group Variable Account, separate accounts of North American Security Life Insurance Company ("Security Life") and to the FNAL Variable Account, a separate account of First North American Life Assurance Company ("First North American"), which are available for funding certain variable contracts issued by them. Security Life, a Delaware corporation, is a wholly-owned subsidiary of North American Life Assurance Company ("North American Life"), a mutual insurance company based in North York, Canada. First North American, a New York corporation, is a wholly-owned subsidiary of Security Life.

At June 30, 1995, North American Security Life owned seed money shares in the Growth and Income Trust.

NASL Financial Services, Inc. ("NASL Financial"), a wholly-owned subsidiary of Security Life, serves as investment adviser for the Trust (Note 6). NASL Financial is also the principal underwriter of the variable contracts issued by Security Life and First North American.

NEW PORTFOLIO. On January 9, 1995, the International Growth and Income Trust commenced operations. The subadviser to this portfolio is J.P. Morgan Investment Management Inc. Deferred organization costs of $12,631 were recorded and are being amortized over five years.

2. SIGNIFICANT ACCOUNTING POLICIES. The policies described below are followed by the Trust in the preparation of the financial statements for its portfolios in conformity with generally accepted accounting principles (GAAP).

BASIS OF PRESENTATION. The accompanying unaudited financial statements have been prepared in accordance with generally accepted accounting principles for interim financial information and pursuant to the rules and regulation of the Securities and Exchange Commission. In the opinion of management, all adjustments necessary for a fair presentation of the financial position and the results of operations have been included. Results for the six months ended June 30, 1995 are not necessarily indicative of annual results.

SECURITY VALUATION. Securities held by the Money Market Trust and short term instruments with remaining maturities of 60 days or less held by the other portfolios of the Trust are valued on an amortized cost basis or at original cost plus accrued interest, both of which approximate current market value.
All other securities held by the Trust are valued at the last sale price as of the close of business on a principal securities exchange (domestic or foreign) or, lacking any sales, at the closing bid prices. Securities traded only in the over-the-counter market are valued at the last bid prices quoted by brokers making markets in the securities at the close of trading on the Exchange.

Trust securities for which there are no such quotations, principally debt securities, are valued on the basis of the valuation provided by a pricing service which utilizes both dealer-supplied and electronic data processing techniques. Other assets and securities for which no such quotations are readily available are valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

FOREIGN CURRENCY TRANSLATIONS. The accounting records of the Trust are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

   (i) market value of securities, other assets and other liabilities at the current rate of exchange of such currencies against U.S. dollars;
   (ii) purchases and sales of securities, income and expenses at the rate of exchange quoted on the respective dates of such transactions.

Gains and losses that arise from changes in foreign exchange rates have been segregated from gains and losses that arise from changes in the market prices of investments. These gains and losses are included with gains and losses on foreign currency and forward foreign currency contracts in the Statements of Operations.



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--------------------------------------------------------------------------------

NOTE 2 - CONTINUED

FORWARD FOREIGN CURRENCY CONTRACTS. All portfolios with the exception of the Investment Quality Bond, U.S. Government Securities and Money Market Trusts may purchase and sell forward foreign currency contracts in order to hedge a specific transaction or portfolio position.

The net U.S. dollar value of foreign currency underlying all contractual commitments held at the end of the period and the resulting net unrealized appreciation (depreciation) and related net receivable or payable amount are determined using forward foreign currency exchange rates supplied by a quotation service. The Trust could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

Net realized gains (losses) on foreign currency and forward foreign currency contracts shown in the Statements of Operations, includes net gains or losses realized by a portfolio on contracts which have matured or which the portfolio has terminated by entering into an offsetting commitment with the same broker.

FUTURES. All portfolios other than the Investment Quality Bond and Money Market Trusts may purchase and sell financial futures contracts and options on those contracts. The portfolios invest in contracts based on financial instruments such as U.S. Treasury bonds or notes or on securities indices such as the S&P 500 Index, in order to hedge against a decline in the value of securities owned by the portfolios.

When a portfolio sells a futures contract based on a financial instrument, the portfolio becomes obligated to deliver that kind of instrument at an agreed upon date for a specified price. The portfolio realizes a gain or loss depending on whether the price of an offsetting purchase is less or more than the price of the initial sale or on whether the price of an offsetting sale is more or less than the price of the initial purchase . The Trust could be exposed to risks if it could not close out futures positions because of an illiquid secondary market or the inability of counterparties to meet the terms of their contracts. Upon entering into futures contracts, the Trust is required to deposit with a broker an amount, initial margin, which represents 5% of the purchase price indicated in the futures contract.

Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates, making the long or short positions in the contract more or less valuable. If the position is closed out by taking an opposite position prior to the settlement date of the futures contract, a final determination of variation margin is made, cash is required to be paid to or released by the broker, and the portfolio realizes a gain or loss.

FORWARD COMMITMENTS. The portfolios of the Trust may purchase debt securities on a when issued or forward delivery basis, which means that the obligations will be delivered to the portfolios of the Trust at a future date, which may be a month or more after the date of commitment. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the securities underlying a forward commitment to purchase securities, and the subsequent fluctuations in their value, is taken into account when determining the Trust's net asset value starting on the day the Trust agrees to purchase the securities. At June 30, 1995 forward commitments in the Investment Quality Bond, U.S. Government Securities and Aggressive, Moderate and Conservative Asset Allocation Trusts were valued at $1,965,620, $16,821,875, $1,420,000,
$21,526,468 and $8,678,814, respectively.

MORTGAGE DOLLAR ROLLS. The U. S. Government Securities Trust may enter into mortgage dollar rolls in which it sells mortgage securities for delivery in the current month and simultaneously contracts to repurchase similar, but not identical, securities at the same price on an agreed upon date. The Trust receives compensation as consideration for entering into the commitment to repurchase. The compensation is recorded as deferred income and amortized to income over the roll period. As the holder, the counterparty receives all principal and interest payments, including prepayments, made with respect to the similar security. Mortgage dollar rolls may be renewed with a new sale and repurchase price with a cash settlement made at renewal without physical delivery of the securities subject to the contract.

ORGANIZATION COSTS. Costs incurred by a portfolio in connection with its organization, initial registration and public offering of shares are being amortized on a straight-line basis for the Pasadena Growth, Value Equity, Growth and Income, Strategic Bond and International Growth and Income Trusts over a five-year period beginning with the commencement of operations of each portfolio.

FEDERAL INCOME TAXES. The Trust's policy is to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. Each portfolio of the Trust is treated as a separate taxpayer for federal income tax purposes.

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NOTES TO FINANCIAL STATEMENTS - CONTINUED
--------------------------------------------------------------------------------

NOTE 2 - CONTINUED

DISTRIBUTION OF INCOME AND GAINS. All of the net investment income of the Money Market Trust is declared as a dividend to shareholders of record as of the close of business each day and is reinvested daily. During any particular year, net realized gains from investment transactions of each portfolio, in excess of available capital loss carryforwards of each portfolio would be taxable to such portfolio if not distributed. Therefore, each portfolio of the Trust intends to distribute all of its investment company taxable income and any net realized capital gains in order to avoid federal income tax. Each portfolio of the Trust is exempt from federal excise tax. Net investment income is reported in the accompanying statements under GAAP. The Trust's distributions are based on income amounts determined in accordance with federal income tax regulations. Overdistributions of net investment income as determined in accordance with GAAP have been presented in the financial statements as distributions in excess of net investment income. Net investment income and net realized gains differ for financial statement and tax purposes due to distributions in accordance with income tax regulations which may differ from GAAP: marking-to-market of certain financial instruments, the deferral of certain losses for tax purposes and the treatment of currency gains or losses. As a result, the character of distributions made during the year from net investment income may differ from its ultimate characterization for tax purposes.


EXPENSE ALLOCATION. Expenses not directly attributable to a particular portfolio are allocated based on the relative share of net assets of each portfolio for the time during which the expense was incurred.

REPURCHASE AGREEMENTS. Each portfolio of the Trust may enter into repurchase agreements. When a portfolio enters into a repurchase agreement through its custodian, it receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is generally at least 102% of the repurchase amount. Each portfolio will take constructive receipt of all securities underlying the repurchase agreements it has entered into until such agreements expire. If the seller defaults, a portfolio would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase amount.

OTHER. Investment security transactions are accounted for on a trade date plus one basis. Interest income is accrued as earned. Dividend income and distributions to shareholders are recorded on the ex-dividend date. All original issue discounts are accreted for financial and tax reporting purposes. The Trust uses the First In, First Out method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

3. CAPITAL LOSS CARRYFORWARDS. At December 31, 1994, capital loss carryforwards available to offset future realized gains were approximately:

                                                CAPITAL LOSS CARRYFORWARD
                                                     EXPIRATION YEAR
                                -----------------------------------------------------
           PORTFOLIO               1999       2000          2001           2002
    -----------------            --------- ---------   ------------    --------------
Pasadena Growth ................    -----    -----      $1,981,000      $ 6,191,000
Equity .........................    -----    -----           -----        2,412,000
Strategic Bond .................    -----    -----           -----        2,962,000
Global Government Bond .........    -----    -----           -----       10,464,000
Investment Quality Bond ........ $824,000    -----           -----        4,412,000
U.S. Government Securities .....    -----    -----           -----        9,112,000
Conservative Asset Allocation ..    -----    -----           -----        4,938,000

4. CAPITAL SHARES.  Share activity for the Trust for the six months ended June 30, 1995, was as follows:
                                                                 ADDITIONAL
                                         SHARES    PAR VALUE   PAID-IN CAPITAL
                                        ---------- ---------   ---------------
   GLOBAL EQUITY
   Outstanding at December 31, 1994 ..  39,140,838  $391,408    $577,299,219
   Sold ..............................   2,769,274    27,692      68,682,646
   Reinvestment of distributions .....   2,178,560    21,786       4,971,681
   Redeemed ..........................  (4,841,028)  (48,410)    (72,882,867)
                                        ----------  --------    ------------
     Net increase ....................     106,807     1,068         771,460
                                        ----------  --------    ------------
   Outstanding at June 30, 1995 ......  39,247,645  $392,477    $578,070,679
                                        ==========  ========    ============

   PASADENA GROWTH
   Outstanding at December 31, 1994 ..  16,757,839  $167,578    $157,798,853
   Sold ..............................   5,695,188    56,952      54,644,840
   Reinvestment of distributions .....      85,550       856         833,257
   Redeemed ..........................  (1,889,141)  (18,891)    (18,151,527)
                                        ----------  --------    ------------
     Net increase ....................   3,891,597    38,916      37,326,569
                                        ----------  --------    ------------
   Outstanding at June 30, 1995 ......  20,649,436  $206,494    $195,125,422
                                        ==========  ========    ============

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NOTES TO FINANCIAL STATEMENTS - CONTINUED
--------------------------------------------------------------------------------

CAPITAL SHARES, CONTINUED
                                                                 ADDITIONAL
                                         SHARES    PAR VALUE   PAID-IN CAPITAL
                                        ---------- ---------   ---------------
   EQUITY
   Outstanding at December 31, 1994 ..  36,452,063  $364,521    $514,217,981
   Sold ..............................   6,134,714    61,347      97,971,257
   Reinvestment of distributions .....     261,859     2,619       4,090,234
   Redeemed ..........................  (1,886,121)  (18,861)    (29,619,480)
                                        ----------  --------    ------------
     Net increase ....................   4,510,451    45,105      72,442,011
                                        ----------  --------    ------------
   Outstanding at June 30, 1995 ......  40,962,514  $409,625    $586,659,992
                                        ==========  ========    ============

   VALUE EQUITY
   Outstanding at December 31, 1994 ..  19,575,533  $195,755    $217,879,647
   Sold ..............................   4,453,914    44,539      53,675,745
   Reinvestment of distributions .....     314,376     3,144       3,810,235
   Redeemed ..........................    (673,171)   (6,732)     (7,774,729)
                                        ----------  --------    ------------
     Net increase ....................   4,095,118    40,952      49,711,251
                                        ----------  --------    ------------
   Outstanding at June 30, 1995 ......  23,670,651  $236,707    $267,590,898
                                        ==========  ========    ============

   GROWTH AND INCOME
   Outstanding at December 31, 1994 ..  31,409,684  $314,097    $379,169,167
   Sold ..............................   3,830,142    38,300      52,995,556
   Reinvestment of distributions .....     945,795     9,458      12,853,356
   Redeemed ..........................    (951,452)   (9,514)    (12,797,420)
                                        ----------  --------    ------------
     Net increase ....................   3,824,486    38,245      53,051,492
                                        ----------  --------    ------------
   Outstanding at June 30, 1995 ......  35,234,170  $352,342    $432,220,659
                                        ==========  ========    ============

   STRATEGIC BOND
   Outstanding at December 31, 1994 ..   8,519,256   $85,193     $88,623,087
   Sold ..............................   1,786,689    17,866      17,939,294
   Reinvestment of distributions .....     431,080     4,311       4,121,123
   Redeemed ..........................  (1,264,211)  (12,642)    (12,629,956)
                                        ----------  --------    ------------
     Net increase ....................     953,558     9,535       9,430,461
                                        ----------  --------    ------------
   Outstanding at June 30, 1995 ......   9,472,814   $94,728     $98,053,548
                                        ==========  ========    ============

   GLOBAL GOVERNMENT BOND
   Outstanding at December 31, 1994 ..  16,716,312  $167,163    $217,539,724
   Sold ..............................   2,242,736    22,427      28,862,137
   Reinvestment of distributions .....      88,904       889       1,125,951
   Redeemed ..........................  (2,518,726)  (25,187)    (32,506,215)
                                        ----------  --------    ------------
     Net decrease ....................    (187,086)   (1,870)     (2,518,127)
                                        ----------  --------    ------------
   Outstanding at June 30, 1995 ......  16,529,226  $165,293    $215,021,597
                                        ==========  ========    ============

   INTERNATIONAL GROWTH AND INCOME
   Outstanding at December 31, 1994 ..       -----     -----           -----
   Sold ..............................   6,908,632   $69,086     $69,849,401
   Redeemed ..........................    (913,153)   (9,132)     (9,272,635)
                                        ----------  --------    ------------
     Net increase ....................   5,995,479    59,955      60,576,766
                                        ----------  --------    ------------
   Outstanding at June 30, 1995 ......   5,995,479   $59,955     $60,576,766
                                        ==========  ========    ============

   INVESTMENT QUALITY BOND
   Outstanding at December 31, 1994 ..  10,123,550  $101,235    $114,181,920
   Sold ..............................   2,366,761    23,668      26,627,284
   Reinvestment of distributions .....     651,687     6,517       7,070,803
   Redeemed ..........................  (2,761,910)  (27,619)    (31,465,275)
                                        ----------  --------    ------------
     Net increase ....................     256,538     2,566       2,232,812
                                        ----------  --------    ------------
   Outstanding at June 30, 1995 ......  10,380,088  $103,801    $116,414,732
                                        ==========  ========    ============

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NOTES TO FINANCIAL STATEMENTS - CONTINUED
--------------------------------------------------------------------------------

CAPITAL SHARES, CONTINUED
                                                                 ADDITIONAL
                                          SHARES   PAR VALUE   PAID-IN CAPITAL
                                        ---------- ---------   ---------------
   U.S. GOVERNMENT SECURITIES
   Outstanding at December 31,1994 ...   14,941,588 $ 149,416   $ 190,375,496
   Sold ..............................    1,982,418    19,824      25,409,998
   Reinvestment of distributions .....      956,919     9,569      11,846,657
   Redeemed ..........................   (3,332,757)  (33,328)    (43,156,974)
                                        ----------- ---------   -------------
     Net decrease ....................     (393,420)   (3,934)     (5,900,320)
                                        ----------- ---------   -------------
   Outstanding at June 30, 1995 ......   14,548,168 $ 145,482   $ 184,475,176
                                        =========== =========   =============

   MONEY MARKET
   Outstanding at December 31, 1994 ..   27,667,381  $276,674    $276,397,132
   Sold ..............................   12,189,996   121,900     121,778,062
   Reinvestment of distributions .....      727,294     7,273       7,265,663
   Redeemed ..........................  (13,932,602) (139,326)   (139,186,694)
                                        ----------- ---------   -------------
     Net decrease ....................   (1,015,312)  (10,153)    (10,142,968)
                                        ----------- ---------   -------------
   Outstanding at June 30, 1995 ......   26,652,068  $266,521    $266,254,163
                                        =========== =========   =============

   AGGRESSIVE ASSET ALLOCATION
   Outstanding at December 31, 1994 ..   16,525,699  $165,257    $171,421,746
   Sold ..............................      690,373     6,904       7,807,662
   Reinvestment of distributions .....    1,046,144    10,461      11,455,275
   Redeemed ..........................   (1,838,421)  (18,384)    (20,818,516)
                                        ----------- ---------   -------------
     Net decrease ....................     (101,904)   (1,019)     (1,555,579)
                                        ----------- ---------   -------------
   Outstanding at June 30, 1995 ......   16,423,795  $164,238    $169,866,167
                                        =========== =========   =============

   MODERATE ASSET ALLOCATION
   Outstanding at December 31, 1994 ..   56,010,309  $560,103    $579,233,766
   Sold ..............................      438,390     4,384       4,847,099
   Reinvestment of distributions .....    2,735,328    27,353      29,377,424
   Redeemed ..........................   (4,174,563)  (41,746)    (45,970,263)
                                        ----------- ---------   -------------
     Net decrease ....................   (1,000,845)  (10,008)    (11,745,740)
                                        ----------- ---------   -------------
   Outstanding at June 30, 1995 ......   55,009,464  $550,095    $567,488,026
                                        =========== =========   =============

   CONSERVATIVE ASSET ALLOCATION
   Outstanding at December 31, 1994 ..   20,956,187  $209,562    $213,579,822
   Sold ..............................      382,651     3,827       4,035,916
   Reinvestment of distributions .....    1,060,630    10,606      10,850,241
   Redeemed ..........................   (1,949,862)  (19,499)    (20,546,066)
                                        ----------- ---------   -------------
     Net decrease ....................     (506,582)   (5,066)     (5,659,909)
                                        ----------- ---------   -------------
   Outstanding at June 30, 1995 ......   20,449,605  $204,496    $207,919,913
                                        =========== =========   =============

5. PURCHASES AND SALES OF SECURITIES. The following summarizes the securities transactions (except for short-term investments) for the portfolios (with the exception of the Money Market Trust) for the six months ended June 30, 1995:

                                                         PURCHASES                         SALES
                                              ------------------------------  ------------------------------
     PORTFOLIO                                U.S. GOVERNMENT   OTHER ISSUES  U.S. GOVERNMENT   OTHER ISSUES
     ---------                                ---------------   ------------  ---------------   ------------
Global Equity ................................        -----     $117,934,913           -----    $133,941,881
Pasadena Growth ..............................        -----       88,003,324           -----      47,281,203
Equity .......................................        -----      351,416,182           -----     289,715,695
Value Equity .................................        -----       64,648,677           -----      36,877,700
Growth and Income ............................        -----      139,737,714           -----      94,174,093
Strategic Bond ............................... $  9,389,888       76,847,212    $ 20,793,586      59,517,946
Global Government Bond .......................   11,005,160      156,041,456       7,403,906     165,328,230
International Growth and Income...............        -----       61,439,316           -----       7,651,985
Investment Quality Bond ......................   99,412,683       22,238,502     100,221,585      19,045,978
U.S. Government Securities ...................  424,920,542           -----      430,973,866         793,379
Aggressive Asset Allocation ..................   46,774,293       56,853,054      58,059,603      68,571,913
Moderate Asset Allocation ....................  280,543,341      148,204,739     300,234,914     206,291,405
Conservative Asset Allocation ................  105,361,476       26,125,728     106,977,640      44,473,639

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--------------------------------------------------------------------------------

PURCHASES AND SALES OF SECURITIES, CONTINUED

Purchases and sales (maturities) for the Money Market Trust for the six months ended June 30, 1995 were $1,321,522,923 and $1,335,948,390, respectively. At
June 30, 1995 tax basis net unrealized appreciation (depreciation) was equal to the aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value as follows:

                                                             TAX BASIS NET
                                                               UNREALIZED       TAX BASIS         TAX BASIS
                                                TAX BASIS     APPRECIATION      UNREALIZED       UNREALIZED
     PORTFOLIO                                    COST       (DEPRECIATION)    APPRECIATION     DEPRECIATION
     ---------                                 ------------  --------------   ---------------  ---------------
Global Equity ................................ $548,321,156    $ 33,272,436     $ 67,218,433     $33,945,997
Pasadena Growth ..............................  185,414,580      29,891,357       34,556,952       4,665,595
Equity .......................................  605,308,714     141,171,286      148,562,473       7,391,187
Value Equity .................................  273,713,227      32,246,798       42,939,072      10,692,274
Growth and Income ............................  440,364,295      75,738,297       79,125,081       3,386,784
Strategic Bond ...............................   98,530,132         213,637        3,574,000       3,360,363
Global Government Bond .......................  208,094,535       3,700,239        7,043,385       3,343,146
International Growth and Income...............   54,247,170        (827,468)       1,266,455       2,093,923
Investment Quality Bond ......................  115,356,592       4,719,839        4,777,116          57,277
U.S. Government Securities ...................  198,080,703       5,381,455        6,108,366         726,911
Aggressive Asset Allocation ..................  177,122,309      16,526,776       19,313,074       2,786,298
Moderate Asset Allocation ....................  606,465,419      40,217,756       46,077,577       5,859,821
Conservative Asset Allocation ................  216,937,935      10,533,417       12,198,739       1,665,322

The following is a summary of futures contracts activity during the six months ended June 30, 1995:
                                            SALES OF FUTURES CONTRACTS           PURCHASES OF FUTURES CONTRACTS
                                       ------------------------------------  -------------------------------------
                                        NUMBER OF   AGGREGATE FACE VALUE OF   NUMBER OF    AGGREGATE FACE VALUE OF
                                        CONTRACTS         CONTRACTS           CONTRACTS          CONTRACTS
                                       -----------  -----------------------  ------------  -----------------------
AGGRESSIVE:
S&P 500 FUTURES:
Outstanding, December 31, 1994 ..            51         $ 12,750,000             ----            ----
Contracts opened ................            59           14,750,000             ----            ----
Contracts closed ................          (110)         (27,500,000)            ----            ----
Outstanding, June 30, 1995 ......          ----         $       ----             ----            ----
                                        =======         ============            =====           =====

MODERATE:
S&P 500 FUTURES:
Outstanding, December 31, 1994 ..           107         $ 26,750,000             ----            ----
Contracts opened ................           128           32,000,000             ----            ----
Contracts closed ................          (235)         (58,750,000)            ----            ----
Outstanding, June 30, 1995 ......          ----         $       ----             ----            ----
                                        =======         ============            =====           =====
                                  ============= ============= =============== ===============

CONSERVATIVE:
S&P 500 FUTURES:
Outstanding, December 31, 1994 ..            19         $  4,750,000             ----            ----
Contracts opened ................            25            6,250,000             ----            ----
Contracts closed ................           (44)         (11,000,000)            ----            ----
                                        -------         ------------            -----           -----
Outstanding, June 30, 1995 ......          ----         $       ----             ----            ----
                                        =======         ============            =====           =====

NASL SERIES TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED
--------------------------------------------------------------------------------

6. INVESTMENT ADVISORY AGREEMENTS. Effective March 20, 1987, the Trust entered into an Investment Advisory Agreement with NASL Financial, a wholly-owned subsidiary of Security Life and the principal underwriter of the variable annuity contracts issued by Security Life and First North American. The
Adviser is responsible for managing the corporate and business affairs of the Trust and for selecting and compensating subadvisers to handle the investment and reinvestment of the assets of each portfolio of the Trust, subject to the supervision of the Trust's Board of Trustees. As compensation for its services, NASL Financial receives an advisory fee from the Trust based on the average annual net assets of each particular portfolio. Advisory fees charged to each portfolio were as follows for the six months ended June 30, 1995:

    PORTFOLIO                                               FEE
-----------------                                       -----------
Global Equity ....................................          .90%
Pasadena Growth ..................................         .975%
Equity ...........................................          .75%
Value Equity .....................................          .80%
Growth and Income ................................          .75%
Strategic Bond ...................................         .775%
Global Government Bond ...........................          .80%
International Growth and Income ..................          .95%
Investment Quality Bond ..........................          .65%
U.S. Government Securities .......................          .65%
Money Market .....................................          .50%
Aggressive Asset Allocation ......................          .75%
Moderate Asset Allocation ........................          .75%
Conservative Asset Allocation ....................          .75%

EXPENSE REIMBURSEMENT. Pursuant to the Advisory Agreement, NASL Financial reimburses the Trust for expenses (excluding advisory fees, taxes, portfolio brokerage commissions, and interest) incurred in excess of 0.50% of the average annual net assets of each portfolio, respectively, on an annualized basis in each of the Pasadena Growth, Equity, Value Equity, Growth and Income, Strategic
Bond, Investment Quality Bond, U.S. Government Securities,   Money Market and
Aggressive, Moderate and Conservative Asset Allocation Trusts and 0.75% in each of the Global Equity, Global Government Bond and International Growth and Income Trusts. There were no expenses reimbursed by NASL Financial for the six months ended June 30, 1995. The Subadviser to the Pasadena Growth Trust, Roger Engemann Management Co., Inc. has agreed to reimburse "other expenses" of the Pasadena Growth Trust up to a maximum on an annual basis of .15% of average annual net assets. For the six months ended June 30, 1995, all "other expenses", .07%, were reimbursed by them.

7. TRUSTEES' FEES. The Trust pays each Trustee who is not an employee or a director of the Adviser or its affiliates a fee of $4,750 plus travel expenses for each Board of Trustees meeting attended. The Trust also pays each Trustee who is not an employee of the Adviser or its affiliates an annual retainer of $18,000.

8. COMMITMENTS.  At June 30, 1995, the Global Equity, Strategic Bond, Global
Government Bond, International Growth and Income and Aggressive, Moderate and
Conservative Asset Allocation Trusts had entered into forward foreign currency contracts which contractually obligate the portfolio to deliver currencies at future dates. Open sale and purchase contracts at June 30, 1995 were as follows:

                                                                                   NET
                                                                               UNREALIZED
                          CONTRACTS    IN EXCHANGE   SETTLEMENT               APPRECIATION
                         TO DELIVER       FOR           DATE       VALUE     (DEPRECIATION)
                        ------------- ------------   ---------- ------------ ---------------
GLOBAL EQUITY:
SALES
 French Franc .........    14,552,411 $  2,925,990      7/03/95 $  2,999,724       (73,734)
 Japanese Yen .........   206,932,469    2,435,933      7/03/95    2,441,688        (5,755)
 Japanese Yen .........   314,964,251    3,688,106      7/05/95    3,716,939       (28,833)
 German Deutschemark ..    41,350,000   29,641,577      9/21/95   30,000,225      (358,648)
 French Franc .........   155,670,000   31,569,661      9/21/95   32,018,307      (448,646)
 Japanese Yen ......... 2,771,200,000   33,108,722      9/21/95   33,063,754         44,968
                                      ------------              ------------     ---------
                                      $103,369,989              $104,240,637     $(870,648)
                                      ============              ============     ---------

NASL SERIES TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED
--------------------------------------------------------------------------------

 COMMITMENTS, CONTINUED
                                                                                            NET
                                                                                         UNREALIZED
                                     CONTRACTS    IN EXCHANGE   SETTLEMENT              APPRECIATION
                                    TO DELIVER       FOR           DATE       VALUE    (DEPRECIATION)
                                   ------------- ------------   ---------- ----------  ---------------
STRATEGIC BOND:
SALES
  Italian Lira ..................     69,418,517   $         42,328    7/03/95  $   42,425    $       (97)
  Belgian Franc .................     18,237,084            633,232    9/22/95     643,159         (9,927)
  German Deutschemark ...........      4,975,868          3,548,387    9/22/95   3,610,209        (61,822)
  Danish Krone ..................        584,399            106,312    9/22/95     108,014         (1,702)
  French Franc ..................      6,903,114          1,393,921    9/22/95   1,419,808        (25,887)
  Great British Pound Sterling ..        708,677          1,128,922    9/22/95   1,124,830          4,092
  Italian Lira ..................  1,670,066,887            999,454    9/22/95   1,008,677         (9,223)
  Netherland Guilder ............      1,216,917            776,096    9/22/95     788,642        (12,546)
  Spanish Peseta ................     48,155,022            394,352    9/22/95     394,090            262
  Japanese Yen ..................    354,980,227          4,251,260    9/22/95   4,235,877         15,383
                                                        -----------            -----------    ---------
                                                   $     13,274,264            $13,375,731    $  (101,467)
                                                        ===========            ===========    =========
PURCHASES
                                      $2,107,151 FIM      9,123,964    7/03/95 $ 2,136,259    $    29,108
                                      ----------                               -----------    -----------
                                      $2,107,151                               $ 2,136,259    $    29,108
                                      ==========                               ===========    -----------
                                                                                              $   (72,359)
                                                                                              ===========
GLOBAL GOVERNMENT BOND:
SALES
  Japanese Yen ..................     68,000,000   $        806,165    7/03/95  $   802,313   $     3,852
  German Deutschemark ...........     28,514,150         20,000,000    8/15/95   20,660,497      (660,497)
  French Franc ..................     80,796,200         16,000,000    8/16/95   16,632,190      (632,190)
  Italian Lira .................. 11,620,350,000          7,000,000    8/16/95    7,055,370       (55,370)
  Spanish Peseta ................  1,500,000,000         11,991,370    8/24/95   12,313,080      (321,710)
  Italian Lira .................. 15,000,000,000          8,965,559    8/24/95    9,097,690      (132,131)
  Spanish Peseta ................    416,350,000          5,000,000   11/27/95    5,012,607       (12,607)
                                                   ----------------             -----------   -----------
                                                   $     69,763,094             $71,573,747   $(1,810,653)
                                                   ================             ===========   -----------
PURCHASES
                                     $20,166,801 DEM     28,514,150    8/15/95  $20,660,497   $   493,696
                                      16,164,389 FRF     80,796,200    8/16/95   16,632,189       467,800
                                       6,991,156 ITL 11,620,350,000    8/16/95    7,055,370        64,214
                                       8,913,715 ITL 15,000,000,000    8/24/95    9,097,690       183,975
                                       4,095,005 ESP    500,000,000    8/24/95    4,104,360         9,355
                                     -----------                                -----------   -----------
                                     $56,331,066                                $57,550,106     1,219,040
                                     ===========                                ===========   -----------
                                                                                              $  (591,613)
                                                                                              ===========
INTERNATIONAL GROWTH
 AND INCOME TRUST:
SALES
  Hong Kong Dollar ..............      1,679,250   $        215,476  7/03/95    $   217,019   $    (1,543)
  Netherland Guilder ............        104,848             66,628  7/03/95         67,666        (1,038)
  Japanese Yen ..................    247,686,250          2,938,152  7/14/95      2,927,870        10,282
  Norwegian Krone ...............        900,193            144,031  7/14/95        146,086        (2,055)
                                                   ----------------             -----------   -----------
                                                   $      3,364,287             $ 3,358,641   $     5,646
                                                   ================             ===========   ===========
PURCHASES
                                        $236,602 JPY     20,000,000  7/03/95    $   235,974   $      (628)
                                  --------------                                -----------   -----------
                                        $236,602                                $   235,974   $      (628)
                                  ==============                                ===========   -----------
                                                                                              $     5,018
                                                                                              ===========

NASL SERIES TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED
--------------------------------------------------------------------------------

COMMITMENTS, CONTINUED
                                                                                            NET
                                                                                         UNREALIZED
                                     CONTRACTS    IN EXCHANGE   SETTLEMENT              APPRECIATION
                                    TO DELIVER       FOR           DATE       VALUE    (DEPRECIATION)
                                   ------------- ------------   ---------- ----------  ---------------

    AGGRESSIVE ASSET ALLOCATION:
    PURCHASES
                                   $485,041       GBP 305,000     7/03/95   $485,128      $87
                                   --------                                 --------      ---
                                   $485,041                                 $485,128      $87
                                   ========                                 ========      ===


    MODERATE ASSET ALLOCATION:
    PURCHASES
                                   $757,078       GBP 476,000     7/03/95   $757,118      $40
                                   --------                                 --------      ---
                                   $757,078                                 $757,118      $40
                                   ========                                 ========      ===

    CONSERVATIVE ASSET ALLOCATION:
    PURCHASES
                                   $174,933       GBP 110,000   7/03/95     $174,964      $31
                                   --------                                 --------      ---
                                   $174,933                                 $174,964      $31
                                   ========                                 ========      ===

9. RECLASSIFICATIONS. Certain reclassifications have been made to the components of capital in the Statements of Assets and Liabilities to conform with the accounting and reporting guidelines of the Statement of Position (SOP)
93-2 "Determination, Disclosure, and Financial Statement Presentation of
Income, Capital Gain, and Return of Capital Distributions by Investment
Companies" issued on February 1, 1993. The SOP requires the Portfolios to report the accumulated net realized capital gain (loss) account in such a manner as to approximate amounts available for future tax distributions (or to offset future taxable realized capital gains) and to achieve uniformity in the presentation of distributions by investment companies. Certain distributions in excess of accumulated net investment income and/or accumulated realized gains or losses, which resulted from differences between income tax regulations and GAAP, have been reclassified to undistributed net investment income.
Distributions which were the result of permanent differences between book and tax rules have been reclassified to paid-in-capital. The following amounts represent the reclassifications as of December 31, 1994:

                                     ACCUMULATED    UNDISTRIBUTED    ADDITIONAL
                                    NET REALIZED   NET INVESTMENT     PAID-IN
        PORTFOLIO                      GAINS           INCOME         CAPITAL
    -----------------               ------------   --------------   -----------
   Global Equity ..................   $2,624,466    $   548,059     $(3,172,525)
   Equity .........................      (12,970)        12,970           -----
   Growth and Income ..............        4,973         (4,973)          -----
   Srategic Bond ..................    1,456,913     (1,540,015)         83,102
   Global Government Bond .........    1,734,913     (1,734,913)          -----
   Investment Quality Bond ........      (2,505)          2,505           -----
   U.S. Government Securities .....       85,677        (85,677)          -----
   Aggressive Asset Allocation ....       77,382        (77,382)          -----
   Moderate Asset Allocation ......    1,408,789     (1,408,789)          -----
   Conservative Asset Allocation ..      760,028       (760,028)          -----

The Statement of Changes in Net Assets and Financial Highlights for previous periods have not been restated to reflect this change in presentation. Net investment income, net realized gains and net assets were not affected by this change.

NASL SERIES TRUST
FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


                                                                         Page
                                                                         ----
    Fund Performance and Portfolio Managers' Commentary ...............  iii

    Report of Independent Accountants .................................    1

    Statements of Assets and Liabilities ..............................    2

    Statements of Operations ..........................................    6

    Statements of Changes in Net Assets ...............................   10

    Financial Highlights ..............................................   14

    Portfolio of Investments:

       Global Equity Trust ............................................   27
       Pasadena Growth Trust ..........................................   30
       Equity Trust ...................................................   33
       Value Equity Trust .............................................   39
       Growth and Income Trust ........................................   40
       Strategic Bond Trust ...........................................   42
       Global Government Bond Trust ...................................   46
       Investment Quality Bond Trust ..................................   47
       U.S. Government Securities Trust ...............................   50
       Money Market Trust .............................................   51
       Aggressive, Moderate and Conservative Asset Allocation Trusts ..   54

    Notes to Financial Statements .....................................   80


 REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Board of Trustees and Shareholders of NASL Series Trust:

We have audited the accompanying statements of assets and liabilities of NASL Series Trust (comprising, respectively, the Global Equity, Pasadena Growth, Equity, Value Equity, Growth and Income, Strategic Bond, Global Government Bond, Investment Quality Bond, U.S. Government Securities, Money Market and Aggressive, Moderate and Conservative Asset Allocation Trusts), including the schedules of portfolio investments, as of December 31, 1994, and the related statements of operations, the statements of changes in net assets and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1994 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentations. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Trusts comprising NASL Series Trust as of December 31, 1994, the results of their operations, the changes in their net assets and financial highlights for each of the periods indicated herein, in conformity with generally accepted accounting principles.



                                                COOPERS & LYBRAND L.L.P.





Boston, Massachusetts
February 14, 1995

NASL SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES - DECEMBER 31, 1994
-------------------------------------------------------------------------------------------------------------------------------
                                                                            GLOBAL      PASADENA                    VALUE
                                                                            EQUITY       GROWTH       EQUITY        EQUITY
                                                                            TRUST        TRUST        TRUST         TRUST
                                                                         ------------ ------------ ------------ ------------
ASSETS
Investment in securities, at  value* (Including repurchase agreements of $18,167,000 and $56,847,000 in the Pasadena Growth and Value
 Equity Trusts, respectively) (See accompanying schedules) ............. $614,971,406 $157,658,230 $539,271,813 $227,261,913
Receivable for forward foreign currency contracts to sell
 (Notes 2 and 8) .......................................................   10,811,756        -----        -----        -----
Forward foreign currency contracts to buy, at value (Cost: $10,885,487)
 (Notes 2 and 8) .......................................................   10,923,593        -----        -----        -----
Cash ...................................................................          164          290          923          553
Foreign currency (Cost: $728,554 and $38,725 in the Global Equity
 and Equity Trusts, respectively) ......................................      735,571        -----       39,175        -----
Receivables:
    Investments sold ...................................................   11,169,578    1,183,829      904,140    1,691,042
    Fund shares sold ...................................................      161,649      171,603    1,248,222       34,462
    Dividends ..........................................................    1,057,563      136,605      763,898       94,049
    Interest ...........................................................       12,928        5,198       13,308       17,694
    Foreign tax  withholding reclaim ...................................      270,012        -----           51        -----
Deferred organization expenses  (Note 2) ...............................        -----        5,901        -----        6,284
Other assets ...........................................................        9,942        2,159        7,751        2,730
                                                                         ------------ ------------ ------------ ------------
         Total assets ..................................................  650,124,162  159,163,815  542,249,281  229,108,727
                                                                         ------------ ------------ ------------ ------------
LIABILITIES
Forward foreign currency contracts to sell, at value (Cost: $10,811,756)
 (Notes 2 and 8) .......................................................   10,841,320        -----        -----        -----
Payables:
    Forward foreign currency contracts to buy  (Notes 2 and 8) .........   10,885,487        -----        -----        -----
    Investments purchased ..............................................   11,790,147    7,367,122    7,445,671    3,691,289
    Fund shares repurchased ............................................      136,926       35,340      122,555    3,538,305
    Dividend withholding tax ...........................................      109,870          445        6,228        -----
    Custodian fee ......................................................       99,975        6,001       15,821        4,838
    Other accrued expenses .............................................      122,557       28,205       97,055       38,961
                                                                         ------------ ------------ ------------ ------------
         Total liabilities .............................................   33,986,282    7,437,113    7,687,330    7,273,393
                                                                         ------------ ------------ ------------ ------------
NET ASSETS ............................................................. $616,137,880 $151,726,702 $534,561,951 $221,835,334
                                                                         ============ ============ ============ ============
Net assets consist of:
    Undistributed net investment income ................................ $  2,412,913 $    834,112 $  4,079,883 $  1,721,862
    Accumulated net realized gains (losses) on investments .............   24,386,140   (8,186,036)  (7,140,235)   2,091,517
    Unrealized appreciation (depreciation) on:
         Investments ...................................................   11,672,549    1,112,195   23,039,339     (53,447)
         Foreign currency and forward foreign currency contracts .......     (24,349)        -----          462        -----
    Capital shares at par value of $.01  (Note 4) ......................      391,408      167,578      364,521      195,755
    Additional paid-in capital .........................................  577,299,219  157,798,853  514,217,981  217,879,647
                                                                         ------------ ------------ ------------ ------------
         Net assets .................................................... $616,137,880 $151,726,702 $534,561,951 $221,835,334
                                                                         ============ ============ ============ ============
Capital shares outstanding  (Note 4) ...................................   39,140,838   16,757,839   36,452,063   19,575,533
                                                                         ------------ ------------ ------------ ------------
Net asset value, offering price and redemption price per share .........       $15.74        $9.05       $14.66       $11.33
                                                                         ============ ============ ============ ============
*Investment in securities, at identified cost  (Note 2) ................ $603,298,857 $156,546,035 $516,232,474 $227,315,360
                                                                         ============ ============ ============ ============

    The accompanying notes are an integral part of the financial statements.

NASL SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES - DECEMBER 31, 1994
---------------------------------------------------------------------------------------------------------------------
                                                                             GROWTH AND
                                                                              INCOME     STRATEGIC  GLOBAL GOVERNMENT
                                                                               TRUST     BOND TRUST    BOND TRUST
                                                                            ------------ ----------- ------------
ASSETS
Investment in securities, at value*  (See accompanying schedules) ......... $412,579,444 $85,628,365 $202,010,234
Receivable for forward foreign currency contracts to sell
 (Notes 2 and 8) ..........................................................       ------  11,687,226   20,000,000
Forward foreign currency contracts to buy, at value (Cost: $20,921,395
 in the Global  Government Bond Trust)  (Notes 2 and 8) ...................       ------       -----   21,010,782
Cash ......................................................................          456         807          907
Foreign currency (Cost: $86, $369,523 and $2,048,024 in the Growth and
 Income, Strategic Bond and Global Government Bond Trusts, respectively) ..           86     380,539    2,065,985
Receivables:
    Investments sold ......................................................    1,470,358      53,075        -----
    Fund shares sold ......................................................        7,765       -----
    Dividends .............................................................    1,230,166       -----        -----
    Interest ..............................................................      111,795   2,085,444    5,758,626
    Foreign tax withholding reclaim .......................................       19,624       2,584        -----
Deferred organization expenses  (Note 2) ..................................       18,965       9,427        -----
Other assets ..............................................................        5,930       1,312        3,560
                                                                            ------------ ----------- ------------
        Total assets ......................................................  415,444,589  99,848,779  250,850,094
                                                                            ------------ ----------- ------------
LIABILITIES
Forward foreign currency contracts to sell, at value (Cost: $11,687,226 and $20,000,000 in the Strategic Bond and Global Government Bond
 Trusts, respectively)  (Notes 2 and 8) ...................................        -----  11,732,504   20,159,822
Payables:
    Forward foreign currency contracts to buy  (Notes 2 and 8) ............        -----       -----   20,921,395
    Investments purchased .................................................    2,384,155   3,605,223      850,580
    Fund shares repurchased ...............................................    3,418,649      49,999      196,054
    Dividend withholding tax ..............................................       21,537       -----        -----
    Interest withholding tax ..............................................        -----       1,426      139,088
    Custodian fee .........................................................        9,391      10,611       29,107
    Other accrued expenses ................................................       76,512      16,050       41,378
                                                                            ------------ ----------- ------------
        Total liabilities .................................................    5,910,244  15,415,813   42,337,424
                                                                            ------------ ----------- ------------
NET ASSETS ................................................................ $409,534,345 $84,432,966 $208,512,670
                                                                            ============ =========== ============
Net assets consist of:
    Undistributed net investment income ................................... $  8,554,134 $ 5,682,980 $ 13,288,441
    Accumulated net realized gains (losses) on investments ................    4,308,680  (4,485,030) (12,355,812)
    Unrealized appreciation (depreciation) on:
        Investments .......................................................   17,189,270  (5,430,451) (10,066,747)
        Foreign currency and forward foreign currency contracts ...........       (1,002)    (42,813)     (60,099)
    Capital shares at par value of $.01  (Note 4) .........................      314,097      85,193      167,163
    Additional paid-in capital ............................................  379,169,166  88,623,087  217,539,724
                                                                            ------------ ----------- ------------
        Net assets ........................................................ $409,534,345 $84,432,966 $208,512,670
                                                                            ============ =========== ============
Capital shares outstanding  (Note 4) ......................................   31,409,684   8,519,256   16,716,312
                                                                            ------------ ----------- ------------
Net asset value, offering price and redemption price per share ............       $13.04       $9.91       $12.47
                                                                            ============ =========== ============
*Investment in securities, at identified cost  (Note 2) ................... $395,390,174 $91,058,816 $212,076,981
                                                                            ============ =========== ============

    The accompanying notes are an integral part of the financial statements.

NASL SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES - DECEMBER 31, 1994
------------------------------------------------------------------------------------------------------------
                                                                       INVESTMENT  U.S. GOVERNMENT   MONEY
                                                                      QUALITY BOND    SECURITIES    MARKET
                                                                          TRUST         TRUST        TRUST
                                                                      ------------ ------------ ------------
ASSETS
Investment in securities, at value* (Including a repurchase agreement of $54,632,000 in the U.S. Government Securities Trust)
 (See accompanying schedules) ....................................... $109,878,094 $238,602,827 $274,266,422
Cash ................................................................          195          365        -----
Receivables:
    Investments sold ................................................      518,199        -----        -----
    Fund shares sold ................................................        -----        -----    2,334,173
    Interest ........................................................    1,859,807    2,341,570      249,087
Other assets ........................................................        1,745        3,215        3,744
                                                                      ------------ ------------ ------------
        Total assets ................................................  112,258,040  240,947,977  276,853,426
                                                                      ------------ ------------ ------------
LIABILITIES
Payables:
    Investments purchased  (Note 2) .................................      361,927   51,819,658        -----
    Fund shares repurchased .........................................      448,173      139,387       62,276
    Custodian fee ...................................................        4,459        5,639        7,255
    Due to custodian ................................................        -----        -----       56,287
    Other accrued expenses ..........................................       20,125       35,570       53,802
Deferred mortgage dollar roll income ................................        -----      134,375        -----
                                                                      ------------ ------------ ------------
        Total liabilities ...........................................      834,684   52,134,629      179,620
                                                                      ------------ ------------ ------------

NET ASSETS .......................................................... $111,423,356 $188,813,348 $276,673,806
                                                                      ============ ============ ============

Net assets consist of:
    Undistributed net investment income ............................. $  7,074,815  $11,807,528        -----
    Accumulated net realized losses on investments ..................   (5,600,344)  (9,250,923)       -----
    Unrealized depreciation on investments ..........................   (4,334,270)  (4,268,169)       -----
    Capital shares at par value of $.01  (Note 4) ...................      101,235      149,416 $    276,674
    Additional paid-in capital ......................................  114,181,920  190,375,496  276,397,132
                                                                      ------------ ------------ ------------

        Net assets .................................................. $111,423,356 $188,813,348 $276,673,806
                                                                      ============ ============ ============

Capital shares outstanding  (Note 4) ................................   10,123,550   14,941,588   27,667,381
                                                                      ------------ ------------ ------------

Net asset value, offering price and redemption price per share ......       $11.01       $12.64       $10.00
                                                                      ============ ============ ============

*Investment in securities, at identified cost  (Note 2) ............. $114,212,364 $242,870,996 $274,266,422
                                                                      ============ ============ ============


    The accompanying notes are an integral part of the financial statements.

NASL SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES - DECEMBER 31, 1994
--------------------------------------------------------------------------------------------------------------------
                                                                               AGGRESSIVE   MODERATE    CONSERVATIVE
                                                                                 ASSET        ASSET         ASSET
                                                                               ALLOCATION   ALLOCATION   ALLOCATION
                                                                                 TRUST        TRUST         TRUST
                                                                              ------------ ------------ ------------
ASSETS
Investment in securities, at value*  (See accompanying schedules) ........... $179,080,007 $594,298,336 $212,654,102
Receivable for forward foreign currency contracts to sell  (Notes 2 and 8) ..      433,925    3,184,345    1,662,268
Forward foreign currency contracts to buy, at value (Cost: $425,561,
 $3,122,963 and $1,630,226 in the Aggressive, Moderate and Conservative
 Asset Allocation Trusts, respectively)  (Notes 2 and 8) ....................      432,945    3,177,152    1,658,513
Cash ........................................................................          755        2,194       65,244
Foreign currency (Cost: $849,255, $2,498,200 and $504,809 in the Aggressive,
 Moderate and Conservative Asset Allocation Trusts, respectively)
 (Notes 2 and 8) ............................................................      853,716    2,513,521      507,689
Variation margin receivable for open futures contracts ......................       82,875      173,875       30,875
Receivables:
    Investments sold ........................................................      654,727    3,979,574    1,606,940
    Fund shares sold ........................................................    3,745,528       44,810           19
    Dividends ...............................................................      283,704      679,236      141,286
    Interest ................................................................      787,712    4,821,934    2,504,853
    Foreign tax withholding reclaim .........................................        5,518       14,421        1,771
Other assets ................................................................        2,861       10,027        3,694
                                                                              ------------ ------------ ------------
        Total assets ........................................................  186,364,273  612,899,425  220,837,254
                                                                              ------------ ------------ ------------

LIABILITIES
Forward foreign currency contracts to sell, at value (Cost: $433,925,
 $3,184,345 and $1,662,268 in the Aggressive, Moderate and Conservative
 Asset Allocation Trusts, respectively)  (Notes 2 and 8) ....................      432,945    3,177,152    1,658,513
Payables:
    Forward foreign currency contracts to buy  (Notes 2 and 8) ..............      425,561    3,122,963    1,630,226
    Investments purchased ...................................................      735,725    1,293,225      537,411
    Fund shares repurchased .................................................       42,073      624,371      218,168
    Dividend withholding tax ................................................       12,190       31,497        4,602
    Custodian fee ...........................................................       18,743       38,760       28,735
    Other accrued expenses ..................................................       35,221      120,382       43,859
                                                                              ------------ ------------ ------------
        Total liabilities ...................................................    1,702,458    8,408,350    4,121,514
                                                                              ------------ ------------ ------------

NET ASSETS .................................................................. $184,661,815 $604,491,075 $216,715,740
                                                                              ============ ============ ============

Net assets consist of:
    Undistributed net investment income ..................................... $  5,235,271 $ 25,570,598 $ 11,588,833
    Accumulated net realized gains (losses) on investments ..................    6,287,998    3,285,302   (5,903,757)
    Unrealized appreciation (depreciation) on:
        Investments .........................................................    1,728,255  (3,821,664)  (2,726,272)
        Futures contracts ...................................................    (189,235)    (412,895)     (67,265)
        Foreign currency and forward foreign currency contracts .............       12,523       75,865       34,817
    Capital shares at par value of $.01  (Note 4) ...........................      165,257      560,103      209,562
    Additional paid-in capital ..............................................  171,421,746  579,233,766  213,579,822
                                                                              ------------ ------------ ------------

        Net assets .......................................................... $184,661,815 $604,491,075 $216,715,740
                                                                              ============ ============ ============

Capital shares outstanding  (Note 4) ........................................   16,525,699   56,010,309   20,956,187
                                                                              ------------ ------------ ------------

Net asset value, offering price and redemption price per share ..............       $11.17       $10.79       $10.34
                                                                              ============ ============ ============

*Investment in securities, at identified cost  (Note 2) ..................... $177,351,752 $598,120,000 $215,380,374
                                                                              ============ ============ ============

    The accompanying notes are an integral part of the financial statements.

NASL SERIES TRUST
STATEMENTS OF OPERATIONS FOR THE YEAR ENDED DECEMBER 31, 1994
-----------------------------------------------------------------------------------------------------------------------
                                                                        GLOBAL     PASADENA                 VALUE
                                                                        EQUITY      GROWTH      EQUITY     EQUITY
                                                                        TRUST       TRUST       TRUST       TRUST
                                                                    ------------ ------------ ------------ ------------
Investment Income:
    Interest (Net of $1,036 withholding tax in the Equity Trust) .. $  1,061,754  $   561,248  $ 2,235,348  $ 1,605,525
    Dividends (Net of $668,768, $5,132 and $15,475 withholding tax  in the Global Equity, Pasadena Growth and Equity Trusts,
     respectively) ................................................    7,239,709    1,528,178    5,728,675    1,509,383
                                                                    ------------  ----------- ------------  -----------
        Total income ..............................................    8,301,463    2,089,426    7,964,023    3,114,908
                                                                    ------------  ----------- ------------  -----------

Expenses:
    Investment adviser fees  (Note 6) .............................    4,916,694    1,255,314    3,483,279    1,274,807
    Custodian fees ................................................      801,863       67,724      251,780       63,880
    Registration and filing fees ..................................       83,884       20,023       73,812       26,890
    Audit and legal fees ..........................................       51,790       12,125       43,889       15,677
    Amortization of deferred organization expenses  (Note 2) ......        -----        2,000        -----        2,000
    Miscellaneous .................................................       14,871        4,216       15,379        4,022
    Trustees fees and expenses  (Note 7) ..........................       19,448        4,502       16,001        5,770
                                                                    ------------  ----------- ------------  -----------
     Expenses before waiver or reimbursement by
       subadviser  (Note 6) .......................................    5,888,550    1,365,904    3,884,140    1,393,046
     Reimbursement of expenses by subadviser ......................        -----      110,590        -----        -----
                                                                    ------------  ----------- ------------  -----------

        Total expenses ............................................    5,888,550    1,255,314    3,884,140    1,393,046
                                                                    ------------  ----------- ------------  -----------

        Net investment income .....................................    2,412,913      834,112    4,079,883    1,721,862
                                                                    ------------  ----------- ------------  -----------

Realized and unrealized loss on investments and foreign
 currency:
    Net realized gain (loss) on:
      Investment transactions .....................................   27,723,033   (6,205,010)  (5,142,011)   2,091,517
      Foreign currency and forward foreign currency contracts .....   (3,297,130)       -----       12,970        -----
    Change in unrealized appreciation (depreciation) on:
      Investments .................................................  (30,879,531)    (746,806)  (2,473,332)  (5,044,529)
      Translation of foreign currency and
       forward foreign currency contracts .........................       29,893        -----          462        -----
                                                                    ------------  ----------- ------------  -----------

    Net loss on investments and foreign currency ..................   (6,423,735)  (6,951,816)  (7,601,911)  (2,953,012)
                                                                    ------------  ----------- ------------  -----------

        Net decrease in net assets resulting
         from operations .......................................... $ (4,010,822) $(6,117,704) $(3,522,028) $(1,231,150)
                                                                    ============  ===========  ===========  ===========

    The accompanying notes are an integral part of the financial statements.

NASL SERIES TRUST
STATEMENTS OF OPERATIONS FOR THE YEAR ENDED DECEMBER 31, 1994
-------------------------------------------------------------------------------------------------------------------------------
                                                                            GROWTH AND    STRATEGIC
                                                                              INCOME        BOND    GLOBAL GOVERNMENT
                                                                              TRUST        TRUST       BOND TRUST
                                                                            ----------- ------------  -------------
Investment Income:
    Interest (Net of $303,084 and $317,798 withholding tax in the Strategic
     Bond and Global Government Bond Trusts, respectively) ................ $ 1,088,807 $  6,344,700  $ 15,388,139
    Dividends (Net of $105,015 withholding tax in the Growth and
     Income Trust) ........................................................  10,392,508       30,000         -----
                                                                            ----------- ------------ -------------
         Total income .....................................................  11,481,315    6,374,700    15,388,139
                                                                            ----------- ------------ -------------

Expenses:
    Investment adviser fees  (Note 5) .....................................   2,670,229      588,051     1,742,811
    Custodian fees ........................................................     126,516       78,066       295,044
    Registration and filing fees ..........................................      57,346       10,780        28,094
    Audit and legal fees ..................................................      33,821        7,097        19,137
    Amortization of deferred organization expenses  (Note 2) ..............      14,804        3,000         -----
    Miscellaneous .........................................................      12,164        2,054         7,217
    Trustees fees and expenses  (Note 7) ..................................      12,301        2,672         7,395
                                                                            ----------- ------------ -------------

         Total expenses ...................................................   2,927,181      691,720     2,099,698
                                                                            ----------- ------------ -------------

         Net investment income ............................................   8,554,134    5,682,980    13,288,441
                                                                            ----------- ------------ -------------

Realized and unrealized gain (loss) on investments and foreign currency:
    Net realized gain (loss) on:
       Investment transactions ............................................   4,449,869   (2,356,585)  (15,161,567)
       Foreign currency and forward foreign currency contracts ............      (4,973)  (2,128,445)    2,805,755
    Change in unrealized depreciation on:
       Investments ........................................................  (4,089,736)  (5,649,435)  (14,313,961)
       Translation of foreign currency and
        forward foreign currency contracts ................................      (1,002)    (138,382)     (252,058)
                                                                            ----------- ------------ -------------

    Net gain (loss) on investments and foreign currency ...................     354,158  (10,272,847)  (26,921,831)
                                                                            ----------- ------------ -------------

         Net increase (decrease) in net assets resulting
          from operations ................................................. $ 8,908,292 $ (4,589,867) $(13,633,390)
                                                                            =========== ============  =============

    The accompanying notes are an integral part of the financial statements.

NASL SERIES TRUST
STATEMENTS OF OPERATIONS FOR THE YEAR ENDED DECEMBER 31, 1994
-------------------------------------------------------------------------------------------------------------------------------
                                                        INVESTMENT  U.S. GOVERNMENT    MONEY
                                                       QUALITY BOND   SECURITIES       MARKET
                                                          TRUST        TRUST           TRUST
                                                       ------------  ------------   -----------
Investment Income:
   Interest .......................................... $  7,899,490  $ 13,316,460   $10,432,881
                                                       ------------  ------------   -----------

Expenses:
   Investment adviser fees  (Note 6) .................      709,069     1,350,850     1,158,400
   Custodian fees ....................................       78,085        94,327        81,829
   Registration and filing fees ......................       16,421        29,240        41,761
   Audit and legal fees ..............................        9,780        18,545        22,978
   Miscellaneous .....................................        7,712         9,080         7,265
   Trustees fees and expenses  (Note 7) ..............        3,608         6,890         7,800
                                                       ------------  ------------   -----------

     Total expenses ..................................      824,675     1,508,932     1,320,033
                                                       ------------  ------------   -----------

     Net investment income ...........................    7,074,815    11,807,528     9,112,848
                                                       ------------  ------------   -----------

Realized and unrealized loss on investments:
   Net realized loss on investment transactions ......   (4,776,012)   (9,158,110)        -----
   Change in unrealized depreciation on investments ..   (7,428,247)   (5,645,645)        -----
                                                       ------------ ------------    -----------

   Net loss on investments ...........................  (12,204,259)  (14,803,755)        -----
                                                       ------------  ------------   -----------

     Net increase (decrease) in net assets resulting
     from operations ................................. $ (5,129,444) $ (2,996,227)  $ 9,112,848
                                                       ============  ============   ===========

    The accompanying notes are an integral part of the financial statements.

NASL SERIES TRUST
STATEMENTS OF OPERATIONS FOR THE YEAR ENDED DECEMBER 31, 1994
-------------------------------------------------------------------------------------------------------------------------------
                                                                  AGGRESSIVE ASSET   MODERATE ASSET  CONSERVATIVE ASSET
                                                                  ALLOCATION TRUST  ALLOCATION TRUST  ALLOCATION TRUST
                                                                  ----------------  ---------------- -------------------
Investment Income:
    Interest ...................................................... $  3,770,406        $ 23,545,017    $ 12,140,307
    Dividends (Net of $47,370, $119,804 and $19,193 withholding tax in the Aggressive, Moderate and Conservative Asset
     Allocation Trusts, respectively) .............................    3,069,417           7,416,498       1,530,716
                                                                    ------------        ------------    ------------
          Total income ............................................    6,839,823          30,961,515      13,671,023
                                                                    ------------        ------------    ------------

Expenses:
    Investment adviser fees  (Note 6) .............................    1,354,682           4,783,431       1,788,821
    Custodian fees ................................................      180,902             384,582         208,056
    Registration and filing fees ..................................       33,499             111,096          41,395
    Audit and legal fees ..........................................       18,012              61,424          22,976
    Miscellaneous .................................................       11,426              29,273          13,105
    Trustees fees and expenses  (Note 7) ..........................        6,031              21,111           7,837
                                                                    ------------        ------------    ------------

          Total expenses ..........................................    1,604,552           5,390,917       2,082,190
                                                                    ------------        ------------    ------------

          Net investment income ...................................    5,235,271          25,570,598      11,588,833
                                                                    ------------        ------------    ------------

Realized and unrealized loss on investments, futures and foreign currency:
    Net realized gain (loss) on:
      Investment transactions .....................................    6,569,414           5,151,440      (5,512,747)
      Futures contracts ...........................................     (180,011)           (921,011)         49,768
      Foreign curency and forward foreign currency contracts ......       17,865            (657,486)       (352,436)
    Change in unrealized appreciation (depreciation) on:
      Investments .................................................  (12,785,972)        (39,233,463)    (10,429,286)
      Futures contracts ...........................................     (185,853)           (404,043)        (54,855)
      Translation of foreign currency and
       forward foreign currency contracts .........................       12,523              75,865          34,817
                                                                    ------------        ------------    ------------

    Net loss on investments, futures and foreign currency .........   (6,552,034)        (35,988,698)    (16,264,739)
                                                                    ------------        ------------    ------------

          Net decrease in net assets resulting from operations .... $ (1,316,763)       $(10,418,100)   $ (4,675,906)
                                                                    ============        ============    ============

    The accompanying notes are an integral part of the financial statements.

NASL SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------------------------------------------------------
                                                 GLOBAL                 PASADENA                                         VALUE
                                              EQUITY TRUST             GROWTH TRUST             EQUITY TRUST          EQUITY TRUST
                                       -------------------------  ------------------------- ------------------------- ------------
                                                              YEARS ENDED DECEMBER 31,                                   YEAR
                                       ------------------------------------------------------------------------------    ENDED
                                           1994         1993         1994          1993         1994        1993       12/31/94
                                       ------------ ------------  ------------ ------------ ------------ ------------ ------------
Increase in net assets:
Operations:
 Net investment income ............... $  2,412,913 $  1,545,243  $    834,112 $    520,348 $  4,079,883 $  1,293,216 $  1,721,862
 Net realized gain (loss) on:
    Investment transactions ..........   27,723,033   10,684,831    (6,205,010)  (1,981,026)  (5,142,011)  28,780,640    2,091,517
    Foreign currency and forward
     foreign currency contracts ......   (3,297,130)    (600,623)        -----        -----       12,970        -----        -----
 Change in unrealized appreciation
  (depreciation) on:
    Investments ......................  (30,879,531)  39,031,718      (746,806)   2,065,358   (2,473,332)   7,757,515   (5,044,529)
    Foreign currency and forward
     foreign currency contracts ......       29,893     (221,715)        -----        -----          462        -----        -----
                                       ------------ ------------  ------------ ------------ ------------ ------------ ------------

Net increase (decrease) in net
  assets resulting from
   operations ........................   (4,010,822)  50,439,454    (6,117,704)     604,680   (3,522,028)  37,831,371   (1,231,150)

Distributions to shareholders from:
 Net investment income ...............     (677,274)  (1,774,209)     (520,348)     (14,449)  (1,293,216)  (9,053,893)    (499,620)
 Net realized gains on investments
  and foreign currency transactions ..   (7,076,483)       -----         -----        -----  (21,652,190)       -----     (262,345)

Increase in net assets from capital
 share transactions  (Note 4) ........  250,031,306  212,475,188    53,398,858   73,257,776  173,187,168  166,438,364  137,356,061
                                       ------------ ------------  ------------ ------------ ------------ ------------ ------------

Total increase in net assets .........  238,266,727  261,140,433    46,760,806   73,848,007  146,719,734  195,215,842  135,362,946
Net assets at beginning of period ....  377,871,153  116,730,720   104,965,896   31,117,889  387,842,217  192,626,375   86,472,388
                                       ------------ ------------  ------------ ------------ ------------ ------------ ------------
Net assets at end of period .......... $616,137,880 $377,871,153  $151,726,702 $104,965,896 $534,561,951 $387,842,217 $221,835,334
                                       ============ ============  ============ ============ ============ ============ ============

Undistributed net investment income .. $  2,412,913 $  1,545,243  $    834,112 $    520,348 $  4,079,883 $  1,293,216 $  1,721,862
                                       ============ ============  ============ ============ ============ ============ ============
                                         VALUE
                                      EQUITY TRUST
                                      ------------
                                        2/19/93*
                                           TO
                                        12/31/93
                                       -----------
Increase in net assets:
Operations:
 Net investment income ...............    $499,620
 Net realized gain (loss) on:
    Investment transactions ..........     262,345
    Foreign currency and forward
     foreign currency contracts ......       -----
 Change in unrealized appreciation
  (depreciation) on:
    Investments ......................   4,991,082
    Foreign currency and forward
     foreign currency contracts ......       -----
                                       -----------

Net increase (decrease) in net
  assets resulting from
   operations ........................   5,753,047

Distributions to shareholders from:
 Net investment income ...............       -----
 Net realized gains on investments
  and foreign currency transactions ..       -----

Increase in net assets from capital
 share transactions  (Note 4) ........  80,719,341
                                       -----------

Total increase in net assets .........  86,472,388
Net assets at beginning of period ....       -----
                                       -----------
Net assets at end of period .......... $86,472,388
                                       ===========

Undistributed net investment income ..    $499,620
                                       ===========

------------------------------
* Commencement of operations

    The accompanying notes are an integral part of the financial statements.

NASL SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------------------------------------------------------
                                                      GROWTH AND                STRATEGIC           GLOBAL GOVERNMENT
                                                     INCOME TRUST              BOND TRUST              BOND TRUST
                                               ------------------------- ----------------------- -------------------------
                                                      YEARS ENDED                                     YEARS ENDED
                                                      DECEMBER 31,          YEAR      2/19/93*        DECEMBER 31,
                                               -------------------------    ENDED       TO        -------------------------
                                                   1994         1993      12/31/94    12/31/93       1994        1993
                                               ------------ ------------ ----------- ----------- ------------ ------------
Increase in net assets:
Operations:
 Net investment income ....................... $  8,554,134 $  4,722,494 $ 5,682,980 $ 1,604,820 $ 13,288,441 $  6,644,367
 Net realized gain (loss) on:
    Investment transactions ..................    4,449,869    4,293,740  (2,356,585)    207,315  (15,161,567)   4,858,950
    Foreign currency and forward foreign
     currency contracts ......................       (4,973)       -----  (2,128,445)    326,912    2,805,755     (219,156)
 Change in unrealized appreciation
  (depreciation) on:
    Investments ..............................   (4,089,736)   9,093,480  (5,649,435)    218,984  (14,313,961)   6,914,509
    Foreign currency and forward foreign
     currency contracts ......................       (1,002)       -----    (138,382)     95,569     (252,058)      76,870
                                               ------------ ------------ ----------- ----------- ------------ ------------

    Net increase (decrease) in net assets
     resulting from operations ...............    8,908,292   18,109,714  (4,589,867)  2,453,600  (13,633,390)  18,275,540

Distributions to shareholders from:
 Net investment income .......................   (4,722,494)  (2,463,582) (1,838,642)      -----   (4,984,315)  (4,581,966)
 Net realized gains on investments and foreign
  currency transactions ......................   (4,429,956)    (234,137)   (291,974)      -----   (6,059,984)    (679,976)

    Increase in net assets from
     capital share transactions  (Note 4) ....  121,013,774  142,368,361  37,513,081  51,186,768   36,373,364  115,944,014
                                               ------------ ------------ ----------- ----------- ------------ ------------

Total increase in net assets .................  120,769,616  157,780,356  30,792,598  53,640,368   11,695,675  128,957,612
Net assets at beginning of period ............  288,764,729  130,984,373  53,640,368        ----  196,816,995   67,859,383
                                               ------------ ------------ ----------- ----------- ------------ ------------
Net assets at end of period .................. $409,534,345 $288,764,729 $84,432,966 $53,640,368 $208,512,670 $196,816,995
                                               ============ ============ =========== =========== ============ ============

Undistributed net investment income .......... $  8,554,134 $  4,722,494 $ 5,682,980 $ 1,604,820 $ 13,288,441 $  6,644,367
                                               ============ ============ =========== =========== ============ ============

------------------------------
* Commencement of operations

    The accompanying notes are an integral part of the financial statements.

NASL SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------------------------------------------------------
                                              INVESTMENT QUALITY           U.S. GOVERNMENT              MONEY MARKET
                                                 BOND TRUST                SECURITIES TRUST                TRUST
                                            ------------------------- ------------------------- -------------------------
                                                                     YEARS ENDED DECEMBER 31,
                                            -----------------------------------------------------------------------------
                                                1994         1993          1994        1993         1994        1993
                                            -----------  -----------  -----------  -----------  -----------  ------------
Increase (decrease) in net assets:
Operations:
 Net investment income .................... $  7,074,815 $ 4,915,071 $ 11,807,528 $  8,963,617 $  9,112,848 $  3,223,695
 Net realized gain (loss) on
   investment transactions ................   (4,776,012)    833,106   (9,158,110)   2,316,765        -----        -----
 Change in unrealized appreciation
   (depreciation) on investments ..........   (7,428,247)  1,191,580   (5,645,645)     396,371        -----        -----
                                            ------------ ----------- ------------ ------------ ------------ ------------

   Net increase (decrease) in net assets
    resulting from operations .............   (5,129,444)  6,939,757   (2,996,227)  11,676,753    9,112,848    3,223,695

Distributions to shareholders from:
 Net investment income ....................   (4,745,354) (3,398,212)  (8,773,625)  (5,131,369)  (9,112,848)  (3,223,695)
 Net realized gains on investments ........        -----       -----   (2,599,570)    (913,582)       -----        -----

   Increase (decrease) in net assets from
    capital share transactions  (Note 4) ..   21,823,760  35,747,452  (18,888,972)  90,494,737  144,399,345   42,739,047
                                            ------------ ----------- ------------ ------------ ------------ ------------

Total increase (decrease) in net assets ...   11,948,962  39,288,997  (33,258,394)  96,126,539  144,399,345   42,739,047
Net assets at beginning of period .........   99,474,394  60,185,397  222,071,742  125,945,203  132,274,461   89,535,414
                                            ------------ ----------- ------------ ------------ ------------ ------------
Net assets at end of period ............... $111,423,356 $99,474,394 $188,813,348 $222,071,742 $276,673,806 $132,274,461
                                            ============ =========== ============ ============ ============ ============

Undistributed net investment income ....... $  7,074,815 $ 4,915,071 $ 11,807,528 $  8,963,617 $      ----- $      -----
                                            ============ =========== ============ ============ ============ ============

    The accompanying notes are an integral part of the financial statements.

NASL SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------------------------------------------------------
                                                AGGRESSIVE ASSET           MODERATE ASSET              CONSERVATIVE ASSET
                                                ALLOCATION TRUST           ALLOCATION TRUST             ALLOCATION TRUST
                                               ------------------------- ------------------------- -------------------------
                                                                        YEARS ENDED DECEMBER 31,
                                               -----------------------------------------------------------------------------
                                                   1994         1993          1994        1993         1994        1993
                                               ------------ ------------ ------------ ------------ ------------ ------------
Increase (decrease) in net assets:
Operations:
 Net investment income ....................... $  5,235,271 $  4,843,656 $ 25,570,598 $ 23,246,386 $ 11,588,833 $ 10,822,715
 Net realized gain (loss) on:
    Investment transactions ..................    6,569,414    6,469,903    5,151,440   19,149,362   (5,512,747)   6,087,687
    Futures contracts ........................     (180,011)      66,498     (921,011)   1,146,881       49,768      (98,567)
    Foreign currency and forward foreign
     currency contracts ......................       17,865        -----     (657,486)       -----     (352,436)       -----
 Change in unrealized appreciation
  (depreciation) on:
    Investments ..............................  (12,785,972)   4,762,273  (39,233,463)  11,442,765  (10,429,286)   2,241,261
    Futures contracts ........................     (185,853)     (36,667)    (404,043)    (130,824)     (54,855)     (15,016)
    Foreign currency and forward foreign
     currency contracts ......................       12,523        -----       75,865        -----       34,817        -----
                                               ------------ ------------ ------------ ------------ ------------ ------------

    Net increase (decrease) in net assets
     resulting from operations ...............   (1,316,763)  16,105,663  (10,418,100)  54,854,570   (4,675,906)  19,038,080

Distributions to shareholders from:
 Net investment income .......................   (4,671,543)  (4,187,318) (22,106,187) (18,818,974) (10,206,968)  (8,900,240)
 Net realized gains on investments and foreign
  currency transactions ......................   (6,656,551)    (641,974) (20,585,004)  (3,428,142)  (5,487,838)       -----

    Increase (decrease) in net assets from
     capital share transactions  (Note 4) ....   22,858,831   11,544,327   13,343,677  105,682,374  (13,031,012)  38,193,119
                                               ------------ ------------ ------------ ------------ ------------ ------------

Total increase (decrease) in net assets ......  (10,213,974)  22,820,698  (39,765,614) 138,289,828  (33,401,724)  48,330,959
Net assets at beginning of period ............  174,447,841  151,627,143  644,256,689  505,966,861  250,117,464  201,786,505
                                               ------------ ------------ ------------ ------------ ------------ ------------
Net assets at end of period .................. $184,661,815 $174,447,841 $604,491,075 $644,256,689 $216,715,740 $250,117,464
                                               ============ ============ ============ ============ ============ ============

Undistributed net investment income .......... $  5,235,271 $  4,843,656 $ 25,570,598 $ 23,246,386 $ 11,588,833 $ 10,822,715
                                               ============ ============ ============ ============ ============ ============

    The accompanying notes are an integral part of the financial statements.

NASL SERIES TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------

                                                                           GLOBAL EQUITY TRUST
                                                --------------------------------------------------------------------------
                                                                    YEARS ENDED DECEMBER 31,
                                                ---------------------------------------------------------------
                                                                                                                  3/18/88*
                                                                                                                     TO
                                                  1994       1993       1992       1991       1990       1989     12/31/88
                                                --------   --------   --------   --------   --------   --------   --------
Net asset value, beginning
  of period ................................    $  15.73   $  12.00   $  12.24   $  11.00   $  12.57   $  10.15   $  10.03

Income from investment operations:
----------------------------------
  Net investment income (loss)  (B) ......          0.05       0.12       0.10       0.16       0.12       0.10      (0.05)
  Net realized and unrealized gain (loss)
   on investments and foreign currency
    transactions .........................          0.22       3.79      (0.19)      1.23      (1.41)      2.32       0.17
                                                --------   --------   --------   --------   --------   --------   --------
       Total from investment operations ..          0.27       3.91      (0.09)      1.39      (1.29)      2.42       0.12

Less distributions:
-------------------
  Dividends from net investment income ...         (0.02)     (0.18)     (0.15)     (0.15)     (0.04)      ----       ----
  Distributions from capital gains .......         (0.24)      ----       ----       ----      (0.24)      ----       ----
                                                --------   --------   --------   --------   --------   --------   --------
       Total distributions ...............         (0.26)     (0.18)     (0.15)     (0.15)     (0.28)      ----       ----
                                                --------   --------   --------   --------   --------   --------   --------
Net asset value, end of period ...........      $  15.74   $  15.73   $  12.00   $  12.24   $  11.00   $  12.57   $  10.15
                                                ========   ========   ========   ========   ========   ========   ========
       Total  return .....................          1.74%     32.89%     (0.72%)    12.80%    (10.43%)    23.84%      1.20%

Net assets, end of period  (000's) .......      $616,138   $377,871   $116,731   $ 89,003   $ 63,028   $ 26,223   $  2,143
Ratio of operating expenses to
  average net assets  (C) ................         1.08%       1.16%      1.16%      1.23%      1.28%      1.62%      3.98%(A)
Ratio of net investment income (loss) to
  average net assets .....................         0.44%       0.77%      1.12%      1.47%      1.97%      1.82%     (1.71%)(A)
Portfolio turnover rate ..................           52%         52%        69%        74%        67%       109%        81%(A)

-------------------------------
* Commencement of operations.
(A)  Annualized
(B)  After expense reimbursement per share of $0.02 in 1988.
(C) The ratio of operating expenses, before reimbursement from the investment adviser, was 4.53% in 1988.


    The accompanying notes are an integral part of the financial statements.

NASL SERIES TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------

                                                                        PASADENA GROWTH TRUST
                                                        -------------------------------------------------------
                                                                                                       12/11/92*
                                                            YEAR ENDED             YEAR ENDED             TO
                                                        DECEMBER 31, 1994       DECEMBER 31, 1993      12/31/92
                                                        -----------------       -----------------       --------
      Net asset value, beginning
       of period .................................              $   9.55                $   9.93        $  10.00

      Income from investment operations:
      ----------------------------------
        Net investment income  (B) ...............                  0.04                    0.05            0.00
        Net realized and unrealized
         loss on investments .....................                 (0.50)                  (0.42)          (0.07)
                                                                --------                --------        --------
               Total from investment operations ..                 (0.46)                  (0.37)          (0.07)

      Less distributions:
      -------------------
        Dividends from net investment income .....                 (0.04)                  (0.01)         ----
                                                                --------                --------        --------
                Total distributions ..............                 (0.04)                  (0.01)         ----
                                                                --------                --------        --------
      Net asset value, end of period .............              $   9.05                $   9.55       $    9.93
                                                                ========                ========       =========
                Total return .....................                 (4.80%)                 (3.80%)         (0.70%)

      Net assets, end of period  (000's) .........              $151,727                $104,966       $  31,118
      Ratio of  operating expenses to
       average net assets  (C) ...................                 0.975%                  0.975%           1.06%(A)
      Ratio of net investment income to
       average net assets ........................                  0.65%                   0.75%           1.04%(A)
      Portfolio turnover rate ....................                    33%                     12%              0%(A)

----------------------------
* Commencement of operations.
(A) Annualized
(B) After expense reimbursement per share of less than $0.01 for the year ended December 31, 1994 and $0.01 in 1993.
(C) The ratio of operating expenses, before reimbursement from the subadviser, was 1.06% for the year ended December 31, 1994 and 1.09% in 1993.

    The accompanying notes are an integral part of the financial statements.

NASL SERIES TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------

                                                                            EQUITY TRUST
                                       -----------------------------------------------------------------------------------------
                                                                        YEARS ENDED DECEMBER 31,
                                       -----------------------------------------------------------------------------------------
                                                                                                                        6/18/85*
                                                                                                                           TO
                                         1994    1993**    1992     1991     1990     1989     1988     1987     1986   12/31/85
                                       -------- -------- -------- -------- -------- -------- -------- -------- -------- --------
Net asset value, beginning
of period ...........................  $  15.57 $  13.97 $  13.12 $  11.33 $  19.14 $  15.17 $  12.57 $  13.01 $  11.39 $  10.72

Income from investment operations:
----------------------------------
  Net investment income  (B) ........      0.11     0.07     0.64     0.14     0.24     0.29     0.15     0.19     0.27     0.12
  Net realized and unrealized gain
   (loss) on investments and
    foreign currency transactions ...     (0.18)    2.11     0.38     1.88    (1.95)    3.87     2.45     0.97     1.80     0.55
                                       -------- -------- -------- -------- -------- -------- -------- -------- -------- --------
       Total from investment
        operations ..................     (0.07)    2.18     1.02     2.02    (1.71)    4.16     2.60     1.16     2.07     0.67

 Less distributions:
 -------------------
  Dividends from net
   investment income ................     (0.05)   (0.58)   (0.17)   (0.23)   (0.29)   (0.12)    ----    (0.14)   (0.24)    ----
  Distributions from capital gains ..     (0.79)    ----     ----     ----    (5.81)   (0.07)    ----    (1.46)   (0.21)    ----
                                       -------- -------- -------- -------- -------- -------- -------- -------- -------- --------
       Total distributions ..........     (0.84)   (0.58)   (0.17)   (0.23)   (6.10)   (0.19)    ----    (1.60)   (0.45)    ----
                                       -------- -------- -------- -------- -------- -------- -------- -------- -------- --------
Net asset value, end of period ......  $  14.66 $  15.57 $  13.97 $  13.12 $  11.33 $  19.14 $  15.17 $  12.57 $  13.01 $  11.39
                                       ======== ======== ======== ======== ======== ======== ======== ======== ======== ========
       Total  return ................     (0.53%)  16.31%    7.93%   17.94%  (11.79%)  27.70%   20.71%    6.87%   18.50%    6.20%

Net assets, end of period  (000's) ..  $534,562 $387,842 $192,626 $ 88,235 $ 36,564 $ 32,108 $133,852 $ 37,001 $  1,408 $  1,143
Ratio of operating expenses to
 average net assets  (C) ............      0.84%    0.88%    0.95%    0.89%    0.97%    1.02%    1.08%    1.15%    1.41%    1.57%(A)
Ratio of net investment income to
 average net assets .................      0.88%    0.50%    7.31%    2.23%    2.74%    1.90%    1.80%    1.33%    1.19%    2.05%(A)
Portfolio turnover rate .............       132%     173%     782%     172%      95%     111%      49%      64%     209%     214%(A)

-------------------------------------
*   Commencement of operations.
** Net investment income per share has been calculated using the average shares method for fiscal year 1993.
(A) Annualized
(B) After expense reimbursement per share of $0.02 , $0.53 and $0.14 in 1987, 1986, and 1985, respectively.
(C) The ratio of operating expenses, before reimbursement from the investment adviser, was 1.30%, 3.71% and 4.69% in 1987, 1986 and 1985, respectively.


    The accompanying notes are an integral part of the financial statements.

NASL SERIES TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------

                                                   VALUE EQUITY TRUST
                                                  -------------------
                                                     YEAR    2/19/93*
                                                    ENDED       TO
                                                  12/31/94** 12/31/93
                                                  --------   --------
Net asset value, beginning
 of period ..............................         $  11.31   $  10.00

Income from investment operations:
----------------------------------
  Net investment income .................             0.12       0.07
  Net realized and unrealized gain
   (loss) on investments ................            (0.03)      1.24
                                                  --------   --------

        Total from investment
         operations .....................             0.09       1.31

Less Distributions
------------------
  Dividends from net investment income ..            (0.05)      ----
  Distributions from capital gains ......            (0.02)      ----
                                                  --------   --------
        Total  distributions ............            (0.07)      ----
                                                  --------   --------

Net asset value, end of period ..........         $  11.33   $  11.31
                                                  ========   ========

        Total return ....................             0.79%     13.10%

Net assets, end of period (000's) .......         $221,835   $ 86,472
Ratio of operating expenses to
 average net assets .....................             0.87%      0.94%(A)
Ratio of net investment income to
 average net assets .....................             1.08%      1.30%(A)

Portfolio turnover rate .................               26%        33%(A)

-----------------------------
*   Commencement of operations.
** Net investment income per share has been calculated using the average shares method for fiscal year 1994.
(A) Annualized


    The accompanying notes are an integral part of the financial statements.

NASL SERIES TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------

                                                                  GROWTH AND INCOME TRUST
                                                --------------------------------------------------------
                                                        YEARS ENDED DECEMBER 31,                4/23/91*
                                                ----------------------------------------           TO
                                                  1994            1993            1992          12/31/91
                                                --------        --------        --------        --------
 Net asset value, beginning
  of period ...............................     $  13.05        $  12.10        $  11.08        $  10.00

 Income from investment operations:
 ----------------------------------
   Net investment income ..................         0.25            0.17            0.20            0.13
   Net realized and unrealized gain
    on investments and foreign currency
    transactions ..........................         0.11            0.98            0.92            0.95
                                                --------        --------        --------        --------

        Total from investment operations ..         0.36            1.15            1.12            1.08

 Less distributions:
 -------------------
   Dividends from net investment income ...        (0.19)          (0.18)          (0.10)           ----
   Distributions from capital gains .......        (0.18)          (0.02)           ----            ----
                                                --------        --------        --------        --------

         Total distributions ..............        (0.37)          (0.20)          (0.10)           ----
                                                --------        --------        --------        --------

 Net asset value, end of period ...........     $  13.04        $  13.05        $  12.10        $  11.08
                                                ========        ========        ========        ========

         Total  return ....................         2.85%           9.62%          10.23%          10.80%

 Net assets, end of period  (000's) .......     $409,534        $288,765        $130,984        $ 57,404
 Ratio of operating expenses to
  average net assets ......................         0.82%           0.85%           0.85%           0.98%(A)
 Ratio of net investment income to
  average net assets ......................         2.40%           2.29%           2.78%           2.92%(A)
 Portfolio turnover rate                              42%             39%             44%             62%(A)

-----------------------------
*   Commencement of operations.
(A) Annualized


    The accompanying notes are an integral part of the financial statements.

NASL SERIES TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------

                                                  STRATEGIC BOND TRUST
                                                  --------------------
                                                    YEAR      2/19/93*
                                                   ENDED         TO
                                                  12/31/94    12/31/93
                                                  --------    --------
Net asset value, beginning
 of period ..............................         $  10.88    $  10.00

Income from investment operations:
----------------------------------
  Net investment income .................             0.57        0.33
  Net realized and unrealized gain (loss)
   on investments and foreign currency
    transactions ........................            (1.22)       0.55
                                                  --------    --------

        Total from investment
         operations .....................            (0.65)       0.88

Less distributions:
-------------------
  Dividends from net investment income ..            (0.28)       ----
  Distributions from capital gains ......            (0.04)       ----
                                                  --------    --------

        Total distributions .............            (0.32)       ----
                                                  --------    --------

Net asset value, end of period ..........         $   9.91    $  10.88
                                                  ========    ========

        Total return ....................            (5.99%)      8.80%

Net assets, end of period  (000's) ......         $ 84,433    $ 53,640
Ratio of  operating expenses to
 average net assets .....................             0.91%       1.00%(A)
Ratio of net investment income to
 average net assets .....................             7.49%       6.56%(A)

Portfolio turnover rate .................              197%        356%(A)

-----------------------------
*   Commencement of operations.
(A) Annualized


    The accompanying notes are an integral part of the financial statements.

NASL SERIES TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------

                                                                  GLOBAL GOVERNMENT BOND TRUST
                                                --------------------------------------------------------------------
                                                                 YEARS ENDED DECEMBER 31,                   3/18/88*
                                                ----------------------------------------------------------     TO
                                                  1994      1993      1992      1991      1990      1989    12/31/88
                                                --------  --------  --------  --------  --------  --------  --------
Net asset value, beginning
 of period ...............................      $  13.93  $  12.47  $  12.88  $  11.59  $  10.50  $  10.21  $  10.03

Income from investment operations:
----------------------------------
  Net investment income ..................          0.74      0.59      0.42      0.55      0.25      0.45      0.14
  Net realized and unrealized gain
   (loss) on investments and
    foreign currency transactions ........         (1.54)     1.67     (0.16)     1.21      1.13      ----      0.04
                                                --------  --------  --------  --------  --------  --------  --------
        Total from investment operations .         (0.80)     2.26      0.26      1.76      1.38      0.45      0.18

Less distributions:
-------------------
 Dividends from net investment income ...          (0.30)    (0.70)    (0.43)    (0.46)    (0.24)    (0.09)     ----
 Distributions from capital gains .......          (0.36)    (0.10)    (0.24)    (0.01)    (0.05)    (0.07)     ----
                                                --------  --------  --------  --------  --------  --------  --------
        Total distributions .............          (0.66)    (0.80)    (0.67)    (0.47)    (0.29)    (0.16)     ----
                                                --------  --------  --------  --------  --------  --------  --------
Net asset value, end of period ..........       $  12.47  $  13.93  $  12.47  $  12.88  $  11.59  $  10.50  $  10.21
                                                ========  ========  ========  ========  ========  ========  =========

        Total  return ...................          (5.75%)   18.99%     2.27%    15.86%    13.49%     4.49%     1.79%

Net assets, end of period  (000's) ......       $208,513  $196,817  $ 67,859  $ 28,251  $ 11,582  $  4,065  $  1,355
Ratio of operating expenses to
 average net assets .....................           0.96%     1.06%     1.05%     1.14%     1.21%     1.50%     3.39%(A)
Ratio of net investment income to
 average net assets .....................           6.10%     5.61%     6.71%    17.28%     6.62%     7.15%     3.74%(A)
Portfolio turnover rate .................            157%      154%      132%      164%      142%       50%      234%(A)

-------------------------------
*   Commencement of operations.
(A) Annualized

    The accompanying notes are an integral part of the financial statements.

NASL SERIES TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------

                                                                  INVESTMENT QUALITY BOND TRUST
                                        ----------------------------------------------------------------------------------------
                                                                    YEARS ENDED DECEMBER 31                              6/18/85*
                                       -------------------------------------------------------------------------------      TO
                                         1994     1993     1992    1991**    1990     1989     1988     1987     1986   12/31/85
                                       -------- -------- -------- -------- -------- -------- -------- -------- -------- --------
Net asset value, beginning
 of period ........................... $  12.12 $  11.58 $  11.33 $  10.74 $  12.37 $  11.55 $  10.79 $  11.58 $  11.18 $  10.28

Income from investment operations:
----------------------------------
  Net investment income  (B) .........     0.66     0.60     0.63     0.76     1.12     0.75     0.57     0.81     1.02     0.55
  Net realized and unrealized gain
   (loss) on investments .............    (1.23)    0.53     0.15     0.85    (1.50)    0.51     0.19    (0.50)    0.37     0.35
                                       -------- -------- -------- -------- -------- -------- -------- -------- -------- --------
        Total from investment
         operations ..................    (0.57)    1.13     0.78     1.61    (0.38)    1.26     0.76     0.31     1.39     0.90

Less distributions:
-------------------
  Dividends from net
   investment income .................    (0.54)   (0.59)   (0.53)   (1.02)   (1.25)   (0.44)    ----    (0.88)   (0.69)    ----
  Distributions from capital gains ...     ----     ----     ----     ----     ----     ----     ----    (0.22)   (0.30)    ----
                                       -------- -------- -------- -------- -------- -------- -------- -------- -------- --------

       Total distributions ..........    (0.54)    (0.59)   (0.53)   (1.02)   (1.25)   (0.44)    ----    (1.10)   (0.99)    ----
                                       -------- -------- -------- -------- -------- -------- -------- -------- -------- --------

Net asset value, end of period ......  $  11.01 $  12.12 $  11.58 $  11.33 $  10.74 $  12.37 $  11.55 $  10.79 $  11.58 $  11.18
                                       ======== ======== ======== ======== ======== ======== ======== ======== ======== ========

       Total  return ................     (4.64%)  10.01%    7.21%   16.07%   (2.73%)  11.34%    7.09%    2.61%   13.25%    8.72%

Net assets, end of period  (000's) ..  $111,423 $ 99,474 $ 60,185 $ 38,896 $ 20,472 $ 26,965 $114,221 $ 25,131 $  1,295 $  1,120
Ratio of operating expenses to
 average net assets  (C) ............      0.76%    0.77%    0.80%    0.85%    0.70%    0.83%    0.89%    0.95%    1.16%    1.31%(A)
Ratio of net investment income to
 average net assets .................      6.49%    6.03%    6.96%    7.47%    8.41%    8.77%    7.97%    7.46%    8.11%    9.99%(A)
Portfolio turnover rate .............       140%      33%      59%     115%     120%     351%      94%     201%     127%     165%(A)

-----------------------------
*    Commencement of operations.
** The Investment Quality Bond Trust is the successor to the Bond Trust effective April 23, 1991.
(A)  Annualized
(B) After expense reimbursement per share of $0.02, $0.28 and $0.12 in 1987, 1986 and 1985, respectively.
(C) The ratio of operating expenses, before reimbursement from the investment adviser, was 1.14%, 3.38% and 3.55% in 1987, 1986 and 1985, respectively.

    The accompanying notes are an integral part of the financial statements.

NASL SERIES TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------

                                                                    U.S. GOVERNMENT SECURITIES TRUST
                                                --------------------------------------------------------------------------
                                                                    YEARS ENDED DECEMBER 31,                       3/18/88*
                                                ---------------------------------------------------------------      TO
                                                  1994       1993       1992       1991       1990      1989**    12/31/88
                                                --------   --------   --------   --------   --------   --------   --------
Net asset value, beginning
 of period ...............................      $  13.48   $  13.05   $  12.85   $  11.83   $  10.98   $   9.81   $  10.03

Income from investment operations:
----------------------------------
  Net investment income (B) ..............          0.77       0.48       0.10       0.19       1.07       0.20       0.07
  Net realized and unrealized gain
   (loss) on investments .................         (0.95)      0.49       0.65       1.40      (0.13)      1.08      (0.29)
                                                --------   --------   --------   --------   --------   --------   --------
        Total from investment operations .         (0.18)      0.97       0.75       1.59       0.94       1.28      (0.22)

Less distributions:
-------------------
  Dividends from net investment income ...         (0.51)     (0.46)     (0.38)     (0.53)     (0.08)     (0.11)      ----
  Distributions from capital gains .......         (0.15)     (0.08)     (0.17)     (0.04)     (0.01)      ----       ----
                                                --------   --------   --------   --------   --------   --------   --------

        Total distributions ..............         (0.66)     (0.54)     (0.55)     (0.57)     (0.09)     (0.11)      ----
                                                --------   --------   --------   --------   --------   --------   --------

Net asset value, end of period ..........       $  12.64   $  13.48   $  13.05   $  12.85   $  11.83   $  10.98   $   9.81
                                                ========   ========   ========   ========   ========   ========   ========

        Total  return ....................         (1.25%)     7.64%      6.19%     14.01%      8.63%     13.16%     (2.19%)

Net assets, end of period  (000's) .......      $188,813   $222,072   $125,945   $ 29,246   $ 10,469   $  5,905   $    344
Ratio of operating expenses to
 average net assets (C) ..................          0.73%      0.75%      0.76%      0.87%      1.04%      0.90%      5.16%(A)
Ratio of net investment income to
 average net assets ......................          5.68%      5.05%      6.12%      7.09%      7.70%      6.66%      1.16%(A)
Portfolio turnover rate ..................           387%       213%       141%       233%       284%       330%       156%(A)

------------------------------
*    Commencement of operations.
** The U.S. Government Securities Trust is the successor to the Convertible Securities Trust effective May 1, 1989.
(A)  Annualized
(B) After expense reimbursement per share of $0.01 and $0.06 in 1989 and 1988, respectively.
(C) The ratio of operating expenses, before reimbursement from the investment adviser, was 1.62% and 6.16% in 1989 and 1988, respectively.

    The accompanying notes are an integral part of the financial statements.

NASL SERIES TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------

                                                                        MONEY MARKET TRUST
                                        ----------------------------------------------------------------------------------------
                                                                    YEARS ENDED DECEMBER 31                              6/18/85*
                                       -------------------------------------------------------------------------------      TO
                                         1994     1993     1992    1991**    1990     1989     1988     1987     1986   12/31/85
                                       -------- -------- -------- -------- -------- -------- -------- -------- -------- --------
Net asset value, beginning
 of period ..........................  $  10.00 $  10.00 $  10.00 $  10.00 $  10.00 $  10.00 $  10.00 $  10.00 $  10.00 $  10.00

Income from investment operations:
----------------------------------
  Net investment income (B) .........      0.38     0.27     0.33     0.56     0.75     0.72     0.57     0.60     0.56     0.36

Less distributions:
-------------------
  Dividends from net
   investment income ................     (0.38)   (0.27)   (0.33)   (0.56)   (0.75)   (0.72)   (0.57)   (0.60)   (0.56)   (0.36)
                                       -------- -------- -------- -------- -------- -------- -------- -------- -------- --------

Net asset value, end of period ......  $  10.00 $  10.00 $  10.00 $  10.00 $  10.00 $  10.00 $  10.00 $  10.00 $  10.00 $  10.00
                                       ======== ======== ======== ======== ======== ======== ======== ======== ======== ========

      Total  return .................      3.78%    2.69%    3.36%    5.71%    7.76%    8.56%    6.77%    6.13%    5.74%    3.61%

Net assets, end of period (000's) ...  $276,674 $132,274 $ 89,535 $ 79,069 $ 85,040 $ 19,403 $ 12,268 $  7,147 $  1,046 $  1,001
Ratio of operating expenses to
 average net assets (C) .............      0.57%    0.59%    0.60%    0.60%    0.57%    0.79%    0.99%    0.78%    1.11%    1.21%(A)
Ratio of net investment income to
 average net assets .................      3.93%    2.66%    3.28%    5.65%    7.27%    8.26%    6.68%    5.86%    6.84%    6.84%(A)

--------------------------------
*    Commencement of operations.
(A)  Annualized
(B) After expense reimbursement per share of $0.08, $0.23 and $0.12 in 1987, 1986 and 1985, respectively.
(C) The ratio of operating expenses, before reimbursement from the investment adviser, was 1.57%, 3.43% and 3.50% in 1987, 1986 and 1985, respectively.

NASL SERIES TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------

                                                             AGGRESSIVE ASSET ALLOCATION TRUST
                                                ---------------------------------------------------------------
                                                              YEARS ENDED DECEMBER 31,                  8/03/89*
                                                ----------------------------------------------------      TO
                                                  1994       1993       1992       1991       1990     12/31/89
                                                --------   --------   --------   --------   --------   --------
Net asset value, beginning
 of period ...............................      $  12.03   $  11.25   $  10.72   $   9.08   $   9.88   $  10.00

Income from investment operations:
----------------------------------
  Net investment income ..................          0.31       0.34       0.30       0.36       0.36       0.08
  Net realized and unrealized gain
   (loss) on investments and
    foreign currency transactions ........         (0.41)      0.79       0.55       1.69      (1.07)     (0.20)
                                                --------   --------   --------   --------   --------   --------

      Total from investment operations ...         (0.10)      1.13       0.85       2.05      (0.71)     (0.12)

Less distributions:
-------------------
  Dividends from net investment income ...         (0.31)     (0.30)     (0.32)     (0.41)     (0.07)      ----
  Distributions from capital gains .......         (0.45)     (0.05)      ----       ----      (0.02)      ----
                                                --------   --------   --------   --------   --------   --------

      Total distributions ................         (0.76)     (0.35)     (0.32)     (0.41)     (0.09)      ----
                                                --------   --------   --------   --------   --------   --------

Net asset value, end of period ...........      $  11.17   $  12.03   $  11.25   $  10.72   $   9.08   $   9.88
                                                ========   ========   ========   ========   ========   ========

      Total  return ......................         (0.69%)    10.30%      8.24%     22.96%     (7.27%)    (1.20%)

Net assets, end of period  (000's) .......      $184,662   $174,448   $151,627   $124,632   $ 91,581   $ 87,301
Ratio of operating expenses to
 average net assets ......................          0.89%      0.86%      0.89%      0.88%      0.78%      0.89%(A)
Ratio of net investment income to
 average net assets ......................          2.90%      2.96%      3.08%      3.63%      4.08%      3.32%(A)
Portfolio turnover rate ..................           136%        92%       123%       172%        82%        22%(A)

-------------------------------
*   Commencement of operations.
(A) Annualized

    The accompanying notes are an integral part of the financial statements.

NASL SERIES TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------

                                                              MODERATE ASSET ALLOCATION TRUST
                                                ---------------------------------------------------------------
                                                              YEARS ENDED DECEMBER 31,                  8/03/89*
                                                ----------------------------------------------------      TO
                                                  1994       1993       1992       1991       1990     12/31/89
                                                --------   --------   --------   --------   --------   --------
Net asset value, beginning
 of period ...............................      $  11.76   $  11.14   $  10.72   $   9.29   $  10.03   $  10.00

Income from investment operations:
----------------------------------
  Net investment income ..................          0.45       0.41       0.41       0.42       0.48       0.11
  Net realized and unrealized gain
   (loss) on investments and
    foreign currency transactions ........         (0.65)      0.67       0.43       1.50      (1.10)     (0.08)
                                                --------   --------   --------   --------   --------   --------

      Total from investment operations ...         (0.20)      1.08       0.84       1.92      (0.62)      0.03

Less distributions:
-------------------
  Dividends from net investment income ...         (0.40)     (0.39)     (0.42)     (0.49)     (0.10)      ----
  Distributions from capital gains .......         (0.37)     (0.07)      ----       ----      (0.02)      ----
                                                --------   --------   --------   --------   --------   --------

      Total distributions ................         (0.77)     (0.46)     (0.42)     (0.49)     (0.12)      ----
                                                --------   --------   --------   --------   --------   --------

Net asset value, end of period ...........      $  10.79   $  11.76   $  11.14   $  10.72   $   9.29   $  10.03
                                                ========   ========   ========   ========   ========   ========

      Total  return ......................         (1.61%)    10.06%      8.30%     21.23%     (6.23%)     0.30%

Net assets, end of period  (000's) .......      $604,491   $644,257   $505,967   $420,074   $327,328   $318,439
Ratio of operating expenses to
 average net assets ......................          0.85%      0.84%      0.87%      0.86%      0.73%      0.79%(A)
Ratio of net investment income to
 average net assets ......................          4.01%      4.02%      4.21%      4.38%      5.10%      4.51%(A)
Portfolio turnover rate ..................           180%       135%       169%       168%        76%        41%(A)

-------------------------------
*   Commencement of operations.
(A) Annualized

    The accompanying notes are an integral part of the financial statements.

NASL SERIES TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------

                                                              CONSERVATIVE ASSET ALLOCATION TRUST
                                                ---------------------------------------------------------------
                                                              YEARS ENDED DECEMBER 31,                  8/03/89*
                                                ----------------------------------------------------      TO
                                                  1994       1993       1992       1991       1990     12/31/89
                                                --------   --------   --------   --------   --------   --------
Net asset value, beginning
 of period ...............................      $  11.26   $  10.78   $  10.63   $   9.56   $  10.11   $  10.00

Income from investment operations:
----------------------------------
  Net investment income ..................          0.55       0.50       0.47       0.58       0.62       0.15
  Net realized and unrealized gain
   (loss) on investments and
    foreign currency transactions ........         (0.76)      0.44       0.26       1.15      (1.01)     (0.04)
                                                --------   --------   --------   --------   --------   --------

      Total from investment operations ...         (0.21)      0.94       0.73       1.73      (0.39)      0.11

Less distributions:
-------------------
  Dividends from net investment income ...         (0.46)     (0.46)     (0.58)     (0.66)     (0.13)      ----
  Distributions from capital gains .......         (0.25)      ----       ----       ----      (0.03)      ----
                                                --------   --------   --------   --------   --------   --------

      Total distributions ................         (0.71)     (0.46)     (0.58)     (0.66)     (0.16)      ----
                                                --------   --------   --------   --------   --------   --------

Net asset value, end of period ...........      $  10.34   $  11.26   $  10.78   $  10.63   $   9.56   $  10.11
                                                ========   ========   ========   ========   ========   ========

      Total  return ......................         (1.84%)     8.99%      7.36%     18.80%     (3.84%)     1.10%

Net assets, end of period  (000's) .......      $216,716   $250,117   $201,787   $165,167   $149,901   $141,191
Ratio of operating expenses to
 average net assets ......................          0.87%      0.86%      0.89%      0.88%      0.76%      0.82%(A)
Ratio of net investment income to
 average net assets ......................          4.86%      4.78%      4.99%      5.65%      6.68%      6.00%(A)
Portfolio turnover rate ..................           220%       170%       252%       211%        78%        85%(A)

-------------------------------
*   Commencement of operations.
(A) Annualized

    The accompanying notes are an integral part of the financial statements.

NASL SERIES TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1994
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
-----------------------------------------------------------------------------

GLOBAL EQUITY TRUST

COMMON STOCKS-94.69%                              Shares          Value
                                                ---------       ----------
FORESTRY-1.64%
Carter Holt Harvey ..........................   2,648,032       $ 5,424,440
Fletcher Challenge, Ltd
 (Forest Division) ..........................     148,579           177,861
Nippon High Pack ............................     317,500         4,049,257
Saffa, SPA, Class A* ........................     147,900           446,026
                                                                -----------
                                                                 10,097,584
MINING-2.47%
QNI, Ltd* ...................................   6,505,400        10,590,958
Western Mining Corporation
 Holdings ...................................     794,725         4,596,186
                                                                -----------
                                                                 15,187,144
OIL & GAS EXPLORATION-1.81%
Phillips Petroleum Company ..................     132,400         4,336,100
Schlumberger, Ltd ...........................      95,700         4,820,887
Y.P.F. Sociedad Anonima .....................      93,100         1,990,013
                                                                -----------
                                                                 11,147,000
BUILDING MATERIALS & CONSTRUCTION-3.75%
Cementos Mexicanos, SA ......................     222,400         1,164,527
Emoto Industry Company ......................     136,000         2,062,261
Felcor Suite ................................     100,000         1,950,000
Fluor Corporation ...........................     100,000         4,312,500
Taihei Dengyo Kausha, Ltd ...................     298,000         7,122,314
Tenox Corporation ...........................         700            14,270
Yokogawa Bridge Corporation .................     510,000         6,453,103
                                                                -----------
                                                                 23,078,975
FOOD PRODUCTS-1.84%
Buenos Aires Embotelladora, ADR..............      61,600         1,986,600
Grand Metropolitan ..........................     794,100         5,068,866
RJR Nabisco Holdings* .......................           8                44
Universal Foods Corporation .................     155,000         4,262,500
                                                                -----------
                                                                 11,318,010
TEXTILE PRODUCTS-1.05%
ASDA Group, PLC .............................   5,856,330         6,230,314
Rinascente ..................................      35,425           199,245
                                                                -----------
                                                                  6,429,559
FURNITURE & FIXTURES-0.43%
Fletcher Challenge ..........................   1,115,417       $ 2,620,505
                                                                -----------
PAPER, PRINTING & PUBLISHING-1.90%
Mayer Melnhof* ..............................      17,600         1,034,298
OJI Paper Company, Ltd ......................     650,000         6,853,786
The News Corporation, Ord A .................           1                 4
The News Corporation, Ltd Pfd ...............           1                 3
Wolters Kluwer ..............................      51,640         3,819,676
                                                                -----------
                                                                 11,707,767
CHEMICAL & PHARMACUETICAL PRODUCTS-4.95%
Air Liquide .................................      48,640         6,502,333
American Home Products
 Corporation ................................      19,300         1,211,075
Astra, AB Free, Class A .....................      43,185         1,115,869
Astra, AB Free, Class B .....................     273,760         6,981,653
Bristol Myers Squibb Company ................      17,700         1,024,388
Imperial Chemical
 Industries, PLC, ADR .......................     452,300         5,285,945
JCR Pharmaceutical Company ..................      52,250         2,780,930
Kanto Biomedical Laboratory .................     294,800         5,506,407
Seikagaku Corporation .......................         240            10,821
                                                                -----------
                                                                 30,419,421
RUBBER & PLASTIC-1.26%
BTR Nylex, Ltd...............................   1,355,300         2,521,672
Dow Chemical Company ........................      77,700         5,225,325
                                                                -----------
                                                                  7,746,997
METAL PRODUCTS-2.05%
Aluminium Company of America ................      72,900         6,314,962
SKF, AB Free, Class B* ......................     287,960         4,747,307
Tubos de Acero de Mexico, SA
 (TAMSA), ADR* ..............................     334,900         1,569,844
                                                                -----------
                                                                 12,632,113
INDUSTRIAL & COMMERICAL MACHINERY-11.04%
AMP, Incorporated ...........................      78,600         5,718,150
Deere & Company .............................      55,000         3,643,750
Emulex Corporation* .........................     151,200         2,041,200
General Electric Company ....................     116,600         5,946,600
Intel Corporation ...........................      26,800         1,711,850

*Non-income producing

    The accompanying notes are an integral part of the financial statements.

NASL SERIES TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1994
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
------------------------------------------------------------------------------

                                                        Shares           Value
                                                        ------           -----
INDUSTRIAL & COMMERICAL MACHINERY-CONTINUED
International Business Machines
  Corporation . . . . . . . . .                         15,400     $ 1,131,900
Japan Digital Laboratory Company                            50           1,446
Mannesmann, AG  . . . . . . . .                         26,758       7,286,962
Mark IV Industries, Incorporated                       242,688       4,793,088
Michelin Company Generale De
  Establishment, Class B* . . .                        103,264       3,756,636
Mitsubishi Heavy Industries, Ltd                     1,170,000       8,929,504
Seibu Electric & Machinery  . .                        412,000       3,351,275
Sharp Corporation . . . . . . .                        501,000       9,056,035
Softbank Corporation* . . . . .                         42,000       9,278,973
Tandy Corporation . . . . . . .                         25,000       1,253,125
                                                                   -----------
                                                                    67,900,494
ELECTRONIC & ELECTRICAL EQUIPMENT
AND COMPONENTS-6.52%
Japan Radio . . . . . . . . . .                        383,000       5,692,308
Matsushita Communication
  Industry  . . . . . . . . . .                        276,000       7,289,416
Minolta Camera Company* . . . .                        711,000       3,898,433
Rohm Company  . . . . . . . . .                        191,000       8,094,196
Sigmatron International*  . . .                         55,000         419,375
TDK Corporation . . . . . . . .                        241,000      11,689,395
Technology Resources, Ltd*  . .                        939,000       2,997,004
                                                                   -----------
                                                                    40,080,127
TRANSPORTATION EQUIPMENT-7.02%
Daimler-Benz, AG  . . . . . . .                         18,177       8,938,354
Fiat, SPA*  . . . . . . . . . .                      4,156,798      15,432,578
General Motors Corporation  . .                         89,300       3,772,925
Hayes Wheels International,
  Incorporated  . . . . . . . .                        109,000       2,343,500
Kolbenschmidt*  . . . . . . . .                         53,503       6,422,017
Renault*  . . . . . . . . . . .                        188,800       6,239,131
                                                                   -----------
                                                                    43,148,505
MISCELLANEOUS MANUFACTURING-3.53%
Astra International . . . . . .                        907,200       1,733,503
Daikin Manufacturing  . . . . .                        381,000       8,034,746
Danaher Corporation . . . . . .                        109,000       5,695,250
Inco, Ltd . . . . . . . . . . .                        217,200       6,217,350
                                                                   -----------
                                                                    21,680,849
TRANSPORTATION-4.15%
Air New Zealand, Ltd, Class B .                            500           1,568
Alitalia Linee Aeree Italiane*                         785,800         310,152
Alitalia Linee* . . . . . . . .                      1,689,700       1,042,060
Canadian Pacific, Ltd . . . . .                        310,400       4,656,000
Hutchinson Whampoa  . . . . . .                      1,286,000       5,202,171
Keppel Corporation  . . . . . .                        752,000       6,397,804
Malaysian Helicopter  . . . . .                            600           1,128
Pacific Carrier . . . . . . . .                      1,357,000       1,312,775
Yamato Transport  . . . . . . .                        535,000       6,608,256
                                                                   -----------
                                                                    25,531,914
COMMUNICATION-7.21%
Airtouch Communications*  . . .                         91,000       2,650,375
British Telecommunications, PLC                      1,528,400       9,038,665
Cable and Wireless, PLC . . . .                        671,100       3,958,258
DDI, Incorporated . . . . . . .                            668       5,769,030
Hong Kong Telecommunications  .                            200             381
Stet  . . . . . . . . . . . . .                      2,269,400       6,689,936
Telecom Corporation of New
  Zealand . . . . . . . . . . .                      1,296,640       4,233,225
Telecom Italia, SPA . . . . . .                      2,013,231       5,239,491
Telekom Malaysia  . . . . . . .                         17,000         115,175
Television Broadcast, Ltd . . .                            900           3,594
Vodafone Group  . . . . . . . .                      2,030,300       6,670,448
                                                                   -----------
                                                                    44,368,578
ELECTRIC, GAS & SANITARY SERVICES-3.45%
Browning-Ferris Industries,
  Incorporated  . . . . . . . .                         41,000       1,163,375
CESP, ADR*  . . . . . . . . . .                        182,400       2,368,831
ERG, Ltd* . . . . . . . . . . .                      1,671,450       2,785,953
Gulfmark International,
  Incorporated* . . . . . . . .                         31,500         533,531
Hong Kong Electric Holdings . .                            400           1,093
Iberdrola, SA . . . . . . . . .                        483,320       2,981,621
Telefonica De Espana  . . . . .                        961,830      11,362,930
                                                                   -----------
                                                                    21,197,334

*Non-income producing

  The accompanying notes are an integral part of the financial statements.

NASL SERIES TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1994
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
------------------------------------------------------------------------------

                                                        Shares           Value
                                                        ------           -----
WHOLESALE, RETAIL TRADE-7.71%
Berjaya Sports Toto Berhad  . .                      1,968,000     $ 2,697,474
Bridgestone Metalpha Corporation                       495,000       9,196,124
BTR, Incorporated . . . . . . .                        518,300       2,383,988
Ebara . . . . . . . . . . . . .                        356,000       6,006,025
Equity Inns . . . . . . . . . .                        100,200       1,102,200
Fraser & Neave  . . . . . . . .                        404,000       4,185,523
Hac-Kimisawa  . . . . . . . . .                        298,000       4,429,002
Nissen Company  . . . . . . . .                            720          22,270
Oneida, Ltd . . . . . . . . . .                         95,000       1,235,000
Sari Corporation  . . . . . . .                        150,000       4,172,525
Storage USA . . . . . . . . . .                         30,000         825,000
Wal-Mart Stores, Incorporated .                         40,000         850,000
Xebio Company . . . . . . . . .                        260,000      10,287,205
                                                                   -----------
                                                                    47,392,336
EATING & DRINKING PLACES-2.36%
Dr. Pepper/Seven Up Companies,
  Incorporated* . . . . . . . .                         35,000         896,875
Fuju Denki Reiki  . . . . . . .                            840          12,569
LVMH Moet Hennessey . . . . . .                         27,002       4,261,877
Morrison Restaurants,
  Incorporated  . . . . . . . .                        157,700       3,863,650
Ohsho Food Service Corporation                         197,400       5,451,396
Plenus Company  . . . . . . . .                            400          28,881
                                                                   -----------
                                                                    14,515,248
BANKING & FINANCE-7.29%
Australia & New Zealand
  Bank Group  . . . . . . . . .                             35             115
BankAmerica Corporation . . . .                         48,000       1,896,000
Cheung Kong Holdings, Ltd.  . .                      1,250,000       5,088,853
Creditanstalt Bank  . . . . . .                         71,500       4,221,499
Grupo Carso, SA*  . . . . . . .                        553,000       4,057,186
Japan Associate Finance . . . .                         61,800       9,619,402
New World Development
  Company . . . . . . . . . . .                        672,000       1,793,448
Nichiei Company . . . . . . . .                            110           7,070
Partners Holdings . . . . . . .                        150,000       3,112,500

BANKING & FINANCE-CONTINUED
Skandinaviska Enskilda
  Banken Group* . . . . . . . .                        958,280       5,481,007
Tokyo Marine & Fire Insurance
  Company, Ltd  . . . . . . . .                        780,000       9,556,136
                                                                   -----------
                                                                    44,833,216
REAL ESTATE-0.52%
IRSA (GDS)* . . . . . . . . . .                         56,000       1,484,000
Mid-America Apartment
  Communities, Incorporated . .                         64,900       1,736,075
                                                                   -----------
                                                                     3,220,075
HOLDING & INVESTMENT COMPANIES-3.62%
Barclays, PLC . . . . . . . . .                        489,700       4,688,749
HSBC Holdings . . . . . . . . .                        396,100       4,381,267
India Gateway Fund, Pfd*  . . .                         80,000         793,600
Indian Opportunities Fund*  . .                        180,088       2,818,383
Korea Equity Fund . . . . . . .                        319,000       2,791,250
Renong BHD  . . . . . . . . . .                        461,000         570,495
TVE Holdings  . . . . . . . . .                            900             363
The R.O.C. Taiwan Fund  . . . .                        280,100       3,326,188
Wharf Holdings  . . . . . . . .                        854,000       2,880,698
                                                                   -----------
                                                                    22,250,993
BUSINESS EDUCATIONAL SERVICES-2.28%
Albany International Corporation,
  Class A . . . . . . . . . . .                        245,000       4,716,250
Assurances General De France  .                         52,153       2,070,106
Hospitality Franchise Systems,
  Incorporated* . . . . . . . .                         80,000       2,120,000
Miroki Jyoho Services . . . . .                            200           6,929
Schmalbach-Lubeca, AG . . . . .                         24,200       5,106,737
                                                                   -----------
                                                                    14,020,022
MOTION PICTURES, AMUSEMENT &
RECREATION SERVICES-2.04%
Euro Disney, SLA* . . . . . . .                      2,907,550       6,069,871
National Gaming Corporation*  .                          4,000          48,000
Resorts World Berhad  . . . . .                      1,091,000       6,408,850
                                                                   -----------
                                                                    12,526,721

*Non-income producing


  The accompanying notes are an integral part of the financial statements.

NASL SERIES TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1994
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
------------------------------------------------------------------------------

                                                        Shares           Value
                                                        ------           -----
HEALTH SERVICES-1.80%
Bensen Eyecare Corporation* . .                        228,400    $  1,713,000
Yamanouchi Pharmaceutical
  Company . . . . . . . . . . .                        455,000       9,366,841
                                                                  ------------
                                                                    11,079,841
ENGINEERING, ACCOUNTING, RESEARCH
& MANAGEMENT SERVICES-0.03%
Huntington International Holdings,
  PLC, ADR  . . . . . . . . . .                         62,800         164,850
Jardine Matheson Holdings . . .                            200           1,428
                                                                  ------------
                                                                       166,278
MISCELLANEOUS SERVICES-0.97%
Moulinex* . . . . . . . . . . .                        318,500       5,993,119
                                                                  ------------
TOTAL COMMON STOCK
  (Cost $570,812,447) . . . . . . . . .                           $582,290,725
                                                                  ------------
RIGHTS-0.00%
Compania Energetica
  De Sao Paulo  . . . . . . . .                         10,944               0
IRSA Inversiones  . . . . . . .                         56,000               0
                                                                             -
TOTAL RIGHTS  (Cost $0) . . . . . . . .                                     $0
                                                                             -
WARRANTS-2.23%*
Carter Holt Harvey (Expiration date
  2/21/95; Strike price NZD 2.78)                          665         152,366
Credit Lyonnaise (Expiration date
  5/25/95; Strike price HKD 22.50)                   1,379,000       1,710,940
Deutsche Bank, AG (Expiration date
  6/30/95; Strike price DEM 610)                        17,800       1,929,788
Deutsche Bank, AG (Expiration date
  6/30/97; Strike price DEM 610)                       245,390       6,286,773
Euro Disney (Expiration date
  7/11/04; Strike price FRF 40)                        404,643          47,730
Michelin Company Genrale De
  Establishment (Expiration date
  12/31/95; Strike price FRF 200)                       74,510          46,734
Volkswagen, AG (Expiration date
  10/27/98; Strike price DEM 221)                       39,800       3,544,399
                                                                  ------------
TOTAL WARRANTS
  (Cost $13,534,233)  . . . . . . . . .                           $ 13,718,730
                                                                  ------------

 Principal
   Amount                                             Maturity           Value
   ------                                             --------           -----
CONVERTIBLE BONDS-0.04%
FRF 1,620,270 Michelin, 2.50% .                       01/01/01    $    281,951
                                                                  ------------

TOTAL CONVERTIBLE BONDS
  (Cost $272,177) . . . . . . . . . . .                           $    281,951
                                                                  ------------


 Principal
  Amount                                                                 Value
  ------                                                                 -----
REPURCHASE AGREEMENT-3.04%
$18,680,000   Repurchase Agreement with
              Salomon Brothers, Inc., dated
              12/30/94 at 5.75%, to be
              repurchased at $18,691,934
              on 01/03/95 collateralized by
              $19,900,000 U.S. Treasury Bond,
               7.50% due 11/15/16 (value at
              $19,082,218, including
              interest) . . . . . . .                             $ 18,680,000
                                                                  ------------
TOTAL INVESTMENTS (Global Equity
  Trust) (Cost $603,298,857)  . . . .                             $614,971,406
                                                                  ============

PASADENA GROWTH TRUST

COMMON STOCKS-88.48%                                    Shares           Value
                                                        ------           -----
AGRICULTURE-1.34%
Barefoot, Incorporated  . . .                           70,000    $    962,500
Rollins, Incorporated . . . .                           50,000       1,143,750
                                                                  ------------
                                                                     2,106,250
FOOD PRODUCTS-7.74%
The Coca-Cola Company . . . .                           90,000       4,635,000
Conagra, Incorporated . . . .                           30,000         937,500
Kellogg Company . . . . . . .                           25,000       1,453,125
Pepsico, Incorporated . . . .                           75,000       2,718,750
The Philip Morris Companies,
  Incorporated  . . . . . . .                           30,000       1,725,000
WM Wrigley Jr. Company  . . .                           15,000         740,625
                                                                  ------------
                                                                    12,210,000

*Non-income producing



  The accompanying notes are an integral part of the financial statements.

NASL SERIES TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1994
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
------------------------------------------------------------------------------

                                                        Shares           Value
                                                        ------           -----
TEXTILE MILL PRODUCTS--0.58%
Phillips-Van Heusen
  Corporation . . . . . . . .                           60,000     $   915,000
                                                                   -----------
FURNITURE & FIXTURES--0.59%
Best Buy Company,
  Incorporated* . . . . . . .                           30,000         937,500
                                                                   -----------
PAPER, PRINTING & PUBLISHING-1.43%
The News Corporation, Ltd, ADR*                         50,000         781,250
Reader's Digest Association,
  Incorporated, Class A . . . .                         30,000       1,473,750
                                                                   -----------
                                                                     2,255,000
CHEMICAL PRODUCTS-9.26%
Avon Products, Incorporated . .                         20,000       1,195,000
Colgate Palmolive Company . . .                         30,000       1,901,250
Elan Corporation, PLC, ADR* . .                         30,000       1,068,750
IDEXX Laboratories, Incorporated*                       40,000       1,440,000
International Flavors & Fragrances,
  Incorporated  . . . . . . . .                         40,000       1,850,000
Johnson & Johnson . . . . . . .                         30,000       1,642,500
Merck & Company, Incorporated .                         45,000       1,715,625
Pfizer, Incorporated  . . . . .                         25,000       1,931,250
Procter & Gamble Company  . . .                         30,000       1,860,000
                                                                   -----------
                                                                    14,604,375
RUBBER & PLASTIC-1.76%
Bandag, Incorporated, Class A .                         25,000       1,337,500
Rubbermaid, Incorporated  . . .                         50,000       1,437,500
                                                                   -----------
                                                                     2,775,000
METAL PRODUCTS-3.32%
Gillette Company  . . . . . . .                         70,000       5,232,500
                                                                   -----------
INDUSTRIAL AND COMMERCIAL MACHINERY-0.57%
Verifone, Incorporated* . . . .                         40,000         890,000
                                                                   -----------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT-5.77%
DSC Communications Corporation*                         25,000         896,875
Duracell International,
  Incorporated  . . . . . . . .                         20,000         867,500
Ericsson L.M. Telephone
  Company, ADR, Class B . . . .                         35,000       1,929,375
General Electric Company  . . .                         25,000       1,275,000
Intel Corporation . . . . . . .                         15,000         958,125

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT-
CONTINUED
Molex, Incorporated . . . . . .                         25,000         862,500
Motorola, Incorporated  . . . .                         40,000       2,315,000
                                                                   -----------
                                                                     9,104,375
TRANSPORTATION EQUIPMENT-2.26%
Autozone, Incorporated* . . . .                        100,000       2,425,000
Discount Auto Parts, Incorporated* 60,000                            1,132,500
                                                                   -----------
                                                                     3,557,500
COURIER SERVICES-0.44%
U.S. Delivery Systems,
  Incorporated* . . . . . . . .                         50,000         687,500
                                                                   -----------
COMMUNICATION SERVICES-2.73%
Airtouch Communications,
  Incorporated* . . . . . . . .                         60,000       1,747,500
Grupo Iusacell, SA, ADR*  . . .                         25,030         400,480
Paging Network, Incorporated* .                         25,000         850,000
Tele Danmark, ADR, Class B* . .                         25,000         637,500
Telewest Communications,
  PLC, ADR* . . . . . . . . . .                         25,000         662,500
                                                                   -----------
                                                                     4,297,980
ELECTRIC, GAS & SANITARY SERVICES-1.58%
Korea Electric Power
  Corporation, ADR  . . . . . .                         55,000       1,175,625
WMX Technologies,
  Incorporated  . . . . . . . .                         50,000       1,312,500
                                                                   -----------
                                                                     2,488,125
WHOLESALE & RETAIL TRADE-18.48%
American Eagle Outfitters*  . .                         25,000         331,250
Bed Bath & Beyond, Incorporated*                        30,000         900,000
Circuit City Stores, Incorporated                       50,000       1,112,500
Claire's Stores, Incorporated .                         75,000         900,000
Department 56, Incorporated*  .                         40,000       1,590,000
The Home Depot, Incorporated  .                         60,000       2,760,000
The Gap, Incorporated . . . . .                         50,000       1,525,000
Kohls Corporation*  . . . . . .                         30,000       1,192,500
Leslie's Poolmart*  . . . . . .                         50,000         662,500
MacFrugals Bargains Closeouts*                          50,000       1,000,000
Mail Boxes, Etc*  . . . . . . .                        100,000       1,000,000
Medtronic, Incorporated . . . .                         40,000       2,225,000

*Non-income producing


  The accompanying notes are an integral part of the financial statements.

NASL SERIES TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1994
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
------------------------------------------------------------------------------

                                                        Shares           Value
                                                        ------           -----
WHOLESALE & RETAIL TRADE-CONTINUED
Michael's Stores, Incorporated*                         30,000     $ 1,042,500
Office Depot, Incorporated* . .                         40,000         960,000
Petco Animal Supplies,
  Incorporated* . . . . . . . .                         50,000         725,000
Price Costco, Incorporated* . .                        100,000       1,287,500
Smart & Final, Incorporated . .                         50,000         700,000
Starbucks Corporation*  . . . .                         30,000         825,000
Stein Mart, Incorporated* . . .                         50,000         637,500
Toys R Us, Incorporated*  . . .                        100,000        3,050,00
Viking Office Products,
  Incorporated* . . . . . . .                           15,000         459,375
Wal-Mart Stores, Incorporated                          200,000       4,250,000
                                                                   -----------
                                                                    29,135,625
EATING & DRINKING PLACES-5.53%
Au Bon Pain Company,
  Incorporated, Class A*  . .                           30,000         480,000
Brinker International,
  Incorporated  . . . . . . .                           90,000       1,631,250
Cheesecake Factory,
  Incorporated* . . . . . . .                           40,000         630,000
Cracker Barrel Old Country
  Store, Incorporated . . . .                           40,000         740,000
Lone Star Steakhouse &
  Saloon, Incorporated  . . .                           50,000       1,000,000
Lowe's Companies,
  Incorporated  . . . . . . .                           50,000       1,737,500
McDonald's Corporation  . . .                           50,000       1,462,500
Sbarro, Incorporated  . . . .                           40,000       1,040,000
                                                                   -----------
                                                                     8,721,250
BANKING & FINANCE-4.43%
Cole Taylor Financial Group,
  Incorporated  . . . . . . .                           35,000         735,000
Federal Home Loan Mortgage
  Corporation . . . . . . . .                           35,000       1,767,500
Federal National Mortgage
  Association . . . . . . . .                           25,000       1,821,875

BANKING & FINANCE-CONTINUED
Mercury Finance Corporation .                           60,000         780,000
Nationsbank Corporation . . .                           25,000       1,128,125
Roosevelt Financial Group,
  Incorporated  . . . . . . .                           50,000         750,000
                                                                   -----------
                                                                     6,982,500
HOLDING & INVESTMENT COMPANIES-4.46%
Advanta Corporation, Class B                            30,000         757,500
First International Bancorporation                      15,000       1,014,375
Reuters Holdings, PLC, ADR  .                           50,000       2,193,750
United Companies Financial
  Corporation . . . . . . . .                           33,000         895,125
Wells Fargo & Company . . . .                           15,000       2,175,000
                                                                   -----------
                                                                     7,035,750
HOTELS, MOTELS & OTHER LODGING PLACES-3.25%
Circus Circus Enterprises,
  Incorporated* . . . . . . .                           90,000       2,092,500
MGM Grand, Incorporated*  . .                           25,000         603,125
Primadonna Resorts, Incorporated*                       50,000       1,187,500
The Promus Companies,
  Incorporated* . . . . . . .                           40,000       1,240,000
                                                                   -----------
                                                                     5,123,125
PERSONAL SERVICES-0.39%
Supercuts, Incorporated*  . .                           75,000         618,750
                                                                   -----------
BUSINESS SERVICES-4.55%
Automatic Data Processing,
  Incorporated  . . . . . . .                           30,000       1,755,000
CDW Computer Centers,
  Incorporated* . . . . . . .                           15,000         511,875
First Data Corporation  . . .                           35,000       1,658,125
Fiserv, Incorporated* . . . .                           35,000         752,500
The Interpublic Group of
  Companies, Incorporated . .                           30,000         963,750
Microsoft Corporation*  . . .                           25,000       1,528,125
                                                                   -----------
                                                                     7,169,375

*Non-income producing


  The accompanying notes are an integral part of the financial statements.

NASL SERIES TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1994
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
------------------------------------------------------------------------------

                                                        Shares           Value
                                                        ------           -----
MOTION PICTURES , AMUSEMENT & RECREATION
SERVICES-5.16%
Anchor Gaming*  . . . . . . .                           50,000    $    762,500
Carmike Cinemas, Incorporated*                          30,000         690,000
Carnival Corporation  . . . .                          100,000       2,125,000
The Walt Disney Company . . .                           30,000       1,383,750
Mirage Resorts, Incorporated*                           70,000       1,435,000
Regal Cinemas, Incorporated*                            37,500         956,250
Station Casinos, Incorporated*                          60,000         780,000
                                                                  ------------
                                                                     8,132,500
HEALTH SERVICES-2.86%
Alza Corporation* . . . . . .                           30,000         540,000
Columbia/HCA-Healthcare
  Corporation of America  . .                           45,000       1,642,500
Health Systems International,
  Incorporated, Class A*  . .                           50,000       1,518,750
Surgical Care Affiliates,
  Incorporated  . . . . . . .                           40,000         810,000
                                                                  ------------
                                                                     4,511,250
TOTAL COMMON STOCK
  (Cost $138,379,035) . . . . . . . .                             $139,491,230
                                                                  ------------


 Principal
  Amount                                                                 Value
  ------                                                                 -----
REPURCHASE AGREEMENT-11.52%
$18,167,000   Repurchase Agreement with
              State Street Bank & Trust
              Company, dated 12/30/94 at
              5.15%, to be repurchased at
              $18,177,396 on 01/03/95
              collateralized by $20,270,000
              U.S.Treasury Note, 5.125%
              due 11/30/98 (valued at
              $18,619,790, including
              interest) . . . . . . .                             $ 18,167,000
                                                                  ------------
TOTAL INVESTMENTS (Pasadena
  Growth Trust) (Cost $156,546,035) .                             $157,658,230
                                                                  ============

EQUITY TRUST

COMMON STOCKS-93.27%                                    Shares           Value
                                                        ------           -----
OIL & GAS EXPLORATION-2.79%
Anadarko Petroleum Corporation                          12,000     $   462,000
Anderson Exploration, Ltd*  . .                         23,600         212,397
Amoco Corporation . . . . . . .                         25,200       1,489,950
British Petroleum, PLC, ADR . .                         24,544       1,960,452
Canadian Natural Resources, Ltd*.                          800           7,841
Chrysler Corporation  . . . . .                        117,100       5,737,900
Hume Industries BHD.  . . . . .                        122,000         544,664
Rio Alto Exploration, Ltd*. . .                         45,200         169,162
Schlumberger, Ltd.  . . . . . .                         21,900       1,103,213
Unocal Corporation  . . . . . .                         77,500       2,111,874
Western Atlas, Incorporated*  .                         33,500       1,260,438
                                                                   -----------
                                                                    15,059,891
FOOD PRODUCTS-1.98%
Dr. Pepper/Seven-Up Companies,
  Incorporated* . . . . . . . .                          4,300         110,187
Embotelladores  . . . . . . . .                         59,500         132,216
Pepsico, Incorporated . . . . .                         32,800       1,189,000
Philip Morris Companies,
  Incorporated  . . . . . . . .                        154,800       8,901,000
RJR Nabisco Holdings
  Corporation*  . . . . . . . .                         35,800         196,900
Tyson Foods, Incorporated,
  Class A . . . . . . . . . . .                          6,000         127,500
                                                                   -----------
                                                                    10,656,803
TEXTILE MILL PRODUCTS & APPAREL-0.51%
Edelbrock Corporation*  . . . .                          1,200          15,900
Kellwood Company  . . . . . . .                         14,200         298,200
Nautica Enterprises, Incorporated*                       5,600         169,400
Nordstrom, Incorporated . . . .                          9,200         386,400
Strouds, Incorporated*  . . . .                         42,900         412,913
Tommy Hilfiger Corporation* . .                         32,900       1,484,612
                                                                   -----------
                                                                     2,767,425

*Non-income producing


  The accompanying notes are an integral part of the financial statements.

NASL SERIES TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1994
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
------------------------------------------------------------------------------

                                                        Shares           Value
                                                        ------           -----
FURNITURE & FIXTURES-0.20%
Armstrong World Industries,
  Incorporated  . . . . . . . .                         11,400     $   438,900
Best Buy Company, Incorporated*                         11,200         350,000
Ethan Allen Interiors, Incorporated*                    13,000         315,250
                                                                   -----------
                                                                     1,104,150
PAPER, PRINTING & PUBLISHING-1.88%
Alco Standard Corporation . . .                         23,700       1,487,175
Champion International
  Corporation . . . . . . . . .                         56,200       2,051,300
Cyrk, Incorporated* . . . . . .                         14,000         579,250
International Paper Company . .                         28,300       2,133,112
Jefferson Smurfit Corporation*                           2,100          35,700
McGraw-Hill, Incorporated . . .                          5,400         361,125
Scott Paper Company . . . . . .                         21,700       1,500,013
The E. W. Scripps Company,
  Class A . . . . . . . . . . .                          3,000          90,750
Stone Container Corporation*  .                         17,300         298,425
Temple-Inland, Incorporated . .                         19,200         866,400
Union Camp Corporation  . . . .                         15,400         725,725
                                                                   -----------
                                                                    10,128,975
CHEMICAL PRODUCTS-9.91%
Airgas, Incorporated* . . . . .                         25,400         539,750
Beckman Instruments,
  Incorporated  . . . . . . . .                          2,000          55,750
Becton Dickinson & Company  . .                         43,000       2,064,000
Biogen, Incorporated* . . . . .                         46,900       1,958,075
Boston Scientific Corporation*                          49,000         851,375
Bristol Myers Squibb Company  .                         46,600       2,696,975
Colgate Palmolive Company . . .                         28,500       1,806,188
Cor Therapeutics, Incorporated*                         15,200         167,200
The Dow Chemical Company  . . .                         13,000         874,250
Dura Pharmacueticals,
  Incorporated* . . . . . . . .                         29,000         420,500
General Nutrition Companies,
  Incorporated* . . . . . . . .                         27,500         797,500
Johnson & Johnson . . . . . . .                        209,600      11,475,600
Medisense, Incorporated*  . . .                          3,800          87,875
Pfizer, Incorporated  . . . . .                        122,700       9,478,575
Proctor & Gamble Company  . . .                         46,200       2,864,400

CHEMICAL PRODUCTS-CONTINUED
Rhone-Poulenc Rorer,
  Incorporated  . . . . . . . .                         18,400         671,600
Schering-Plough Corporation . .                         74,200       5,490,800
Therapeutic Discovery
  Corporation*  . . . . . . . .                          3,000          16,875
Union Carbide Corporation . . .                         68,600       2,015,125
Warner-Lambert Company  . . . .                        118,100       9,093,700
                                                                   -----------
                                                                    53,426,113
LEATHER PRODUCTS-0.01%
Nine West Group, Incorporated*                           2,700          76,613
                                                                   -----------
BUILDING MATERIAL & CONSTRUCTION-0.63%
Cemex, SA . . . . . . . . . . .                         32,200         168,605
Centex Corporation  . . . . . .                         10,600         241,150
Georgia-Pacific Corporation . .                         36,500       2,609,750
Schuler Homes, Incorporated*  .                         12,200         173,850
USG Corporation*  . . . . . . .                         10,000         195,000
                                                                   -----------
                                                                     3,388,355
METAL PRODUCTS-1.87%
Aluminum Company of America . .                         59,100       5,119,538
Asarco, Incorporated  . . . . .                         20,400         581,400
Gillette Company  . . . . . . .                         18,900       1,412,775
Golden Pharos BHD . . . . . . .                         82,000         221,578
Grupo Sidek, SA . . . . . . . .                          6,500          14,372
Hylsamex, SA, ADR*  . . . . . .                          7,000         162,750
Nucor Corporation . . . . . . .                         43,000       2,386,500
Tyco International, Ltd . . . .                          4,100         194,750
                                                                   -----------
                                                                    10,093,663
INDUSTRIAL & ELECTRICAL MACHINERY-11.98%
Applied Materials, Incorporated*                       121,500       5,133,375
Case Corporation  . . . . . . .                         34,700         746,050
Caterpillar, Incorporated . . .                         55,400       3,053,925
Chipcom Corporation*  . . . . .                         20,100       1,005,000
Cisco Systems, Incorporated*  .                        141,600       4,973,700
Compaq Computer Corporation*  .                        263,000      10,388,500
Dell Computer Corporation*  . .                         57,900       2,373,900
Dialogic Corporation* . . . . .                          1,900          44,650
Digital Equipment Corporation*                          60,600       2,014,950


*Non-income producing


  The accompanying notes are an integral part of the financial statements.

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PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1994
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
------------------------------------------------------------------------------

                                                        Shares           Value
                                                        ------           -----
INDUSTRIAL & ELECTRICAL MACHINERY-CONTINUED
Electro Scientific Industries,
  Incorporated* . . . . . . . .                          4,800     $   103,200
EMC Corporation*  . . . . . . .                        323,000       6,984,875
Hewlett-Packard Company . . . .                         32,900       3,285,888
International Business Machines
  Corporation . . . . . . . . .                        126,900       9,327,150
Mercury Interactive Corporation*                        19,700         261,025
Mohawk Industries, Incorporated*                        39,100         498,525
Network Peripherals, Incorporated*                      14,100         384,225
Novellus System, Incorporated*                          28,900       1,445,000
Perseptive Technologies II* . .                         45,000         202,500
Seagate Technology* . . . . . .                         57,100       1,370,400
Silicon Graphics, Incorporated*                        148,400       4,581,850
Stratus Computer, Incorporated*                         61,600       2,340,800
Sun Microsystems, Incorporated*                        114,600       4,068,300
                                                                   -----------
                                                                    64,587,788

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT-18.11%
Adaptec, Incorporated*  . . . . .                       34,700         819,788
Advanced Micro Devices,
  Incorporated* . . . . . . . . .                       42,700       1,062,163
Altera Corporation* . . . . . . .                       39,700       1,662,438
American Power Conversion
  Corporation*  . . . . . . . . .                       15,000         245,625
Analog Devices, Incorporated* . .                       46,100       1,619,263
Applied Digital Access,
  Incorporated* . . . . . . . . .                       12,100         307,038
Ascend Communications,
  Incorporated* . . . . . . . . .                       33,000       1,344,750
Bay Networks, Incorporated* . . .                      143,200       4,224,400
Cabletron Systems, Incorporated*                       142,200       6,612,300
Centigram Communications
  Corporation*  . . . . . . . . .                       34,500         483,000
Credence Systems Corporation* . .                        9,900         232,650
Ericsson L.M. Telephone
  Company, ADR, Class B . . . . .                        6,000         330,750
General Electric Company  . . . .                      283,800      14,473,800
General Instrument Corporation* .                       47,900       1,437,000
Global Village Communication* . .                       33,500         305,688

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT-
CONTINUED
Huaneng Power International,
  Incorporated, ADR*  . . . . . .                       92,100       1,358,475
Integrated Device Technology,
  Incorporated* . . . . . . . . .                       16,800         495,600
Intel Corporation . . . . . . . .                       85,100       5,435,763
International Game Technology . .                       19,400         300,700
ITI Technologies, Incorporated* .                          800          18,150
Linear Technology Corporation . .                       69,700       3,450,150
LSI Logic Corporation*  . . . . .                       22,700         916,513
Maxim Intergrated Products,
  Incorporated* . . . . . . . . .                       70,800       2,478,000
Microchip Technology,
  Incorporated* . . . . . . . . .                        4,000         110,000
Micron Technology, Incorporated .                      153,000       6,751,125
Motorola, Incorporated  . . . . .                      190,000      10,996,250
National Semiconductor
  Corporation*  . . . . . . . . .                      111,900       2,182,050
Newbridge Network Corporation*  .                      150,200       5,745,150
Nokia Corporation, ADR  . . . . .                       76,100       5,707,500
Ortel Corporation*  . . . . . . .                          900          23,625
Pairgain Technologies,
  Incorporated* . . . . . . . . .                       14,100         200,925
PRI Automation, Incorporated* . .                       17,200         277,350
Quality Semiconductor, Incorporated*                     2,100          26,250
Scientific-Atlanta, Incorporated                        34,400         722,400
Sensormatic Electronic
  Corporation . . . . . . . . . .                        7,700         277,200
Tellaboratories, Incorporated*  .                          800          44,600
Tencor Instruments* . . . . . . .                       53,900       2,075,150
Texas Instruments, Incorporated .                       96,500       7,225,438
3Com Corporation* . . . . . . . .                       71,500       3,686,710
Xilinx, Incorporated* . . . . . .                       33,900       2,008,575
                                                                   -----------
                                                                    97,674,302

*Non-income producing



  The accompanying notes are an integral part of the financial statements.

NASL SERIES TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1994
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
------------------------------------------------------------------------------

                                                        Shares           Value
                                                        ------           -----
TRANSPORTATION EQUIPMENT-2.13%
Autozone, Incorporated* . . . . .                      106,100     $ 2,572,925
Dana Corporation  . . . . . . . .                       18,300         427,763
Ford Motor Company  . . . . . . .                      238,100       6,666,800
Pep Boys (Manny, Moe & Jack)  . .                       58,400       1,810,400
                                                                   -----------
                                                                    11,477,888
TRANSPORTATION-1.08%
AMR Corporation*  . . . . . . . .                       10,500         559,125
CSX Corporation . . . . . . . . .                       57,000       3,968,625
Knight Transportation,
  Incorporated* . . . . . . . . .                          900          12,825
Landstar Systems, Incorporated* .                       26,200         858,050
Technology Resources
  Industries* . . . . . . . . . .                       19,000          60,642
TNT Freightways Corporation . . .                       13,900         356,188
US Xpress Enterprises, Incorporated*                     1,700          19,550
                                                                   -----------
                                                                     5,835,005
COMMUNICATION SERVICES-6.51%
Airtouch Communications*  . . . .                      128,435       3,740,666
ALC Communications Corporation* .                       60,700       1,889,288
Ameritech Corporation . . . . . .                       77,400       3,125,025
Arch Communications Group*  . . .                       34,500         608,063
Bellsouth Corporation . . . . . .                       82,200       4,449,075
British Sky Broadcast Group, ADR*                       22,400         537,600
Cascade Communications
  Corporation*  . . . . . . . . .                        2,400         148,200
Cellstar Corporation* . . . . . .                        4,300          97,288
Clear Channel Communications* . .                       20,700       1,050,525
Comcast Corporation . . . . . . .                       27,400         429,838
Infinity Broadcasting Corporation*                      53,600       1,688,400
LCI International, Incorporated*                        31,300         837,275
Lin Broadcasting Corporation* . .                        7,000         934,500
Lin Television Corporation* . . .                        3,500          79,625
Nynex Corporation . . . . . . . .                       75,200       2,763,600
Southwestern Bell Corporation . .                      138,000       5,571,750
Sprint Corporation  . . . . . . .                        1,300          35,913
Tele-Communications, Incorporated*                      72,400       1,574,700
Telefonos De Mexico SA, ADR . . .                       17,600         721,600
Telephone & Data Systems,
  Incorporated  . . . . . . . . .                       22,500       1,037,813

COMMUNICATION SERVICES-CONTINUED
United States Cellular Corporation*                     18,000         589,500
Vanguard Cellular System,
  Incorporated* . . . . . . . . .                       16,600         427,450
Viacom, Incorporated, Class A*  .                        6,952         289,377
Viacom, Incorporated, Class B*  .                       61,573       2,501,403
                                                                   -----------
                                                                    35,128,474
ELECTRIC, GAS & SANITARY SERVICES-0.48%
Browning-Ferris Industries,
  Incorporated  . . . . . . . . .                       23,400         663,975
WMX Technologies, Incorporated  .                       73,900       1,939,875
                                                                   -----------
                                                                     2,603,850
WHOLESALE & RETAIL TRADE-16.30%
Amgen Incorporated* . . . . . . .                       80,500       4,749,500
AnnTaylor Stores Corporation* . .                       11,300         388,438
J. Baker, Incorporated  . . . . .                       30,000         450,000
Barnes & Noble, Incorporated* . .                       26,400         825,000
Bed Bath & Beyond, Incorporated*                        46,300       1,389,000
Brinker International, Incorporated                     19,000         344,375
Campo Electronics Appliances
  & Computers*  . . . . . . . . .                       30,000         322,500
Circuit City Stores, Incorporated                       19,800         440,550
Cobra Golf, Incorporated* . . . .                       40,600       1,451,450
CompUSA, Incorporated*  . . . . .                       30,500         457,500
Corporate Express, Incorporated*                        21,100         411,450
Cygne Designs, Incorporated*  . .                       38,200         525,250
Danka Business Systems, PLC,  . .                        5,400         116,775
Dayton-Hudson Corporation . . . .                       97,200       6,876,900
DSC Communications
  Corporation*  . . . . . . . . .                      230,800       8,279,950
Ellett Brothers, Incorporated . .                       35,000         525,000
Filene's Basement Corporation*                          31,900         147,538
The Gap, Incorporated . . . . . .                       97,800       2,982,900
The Home Depot, Incorporated  . .                      131,900       6,067,400
The Limited, Incorporated . . . .                       97,300       1,763,563
Lowe's Companies, Incorporated                         288,800      10,035,795
Medtronic, Incorporated . . . . .                       19,100       1,062,438
Microage, Incorporated* . . . . .                        3,150          37,013
Micro Warehouse, Incorporated*                          47,300       1,655,500

*Non-income producing



  The accompanying notes are an integral part of the financial statements.

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PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1994
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
------------------------------------------------------------------------------

                                                        Shares           Value
                                                        ------           -----
WHOLESALE & RETAIL TRADE-CONTINUED
Nike, Incorporated  . . . . . .                         17,700     $ 1,320,863
Office Depot, Incorporated* . .                        172,925       4,150,200
Office Max, Incorporated* . . .                         95,500       2,530,750
J.C. Penney & Company,
  Incorporated  . . . . . . . .                         28,800       1,285,200
Reebok International, Ltd . . .                         34,300       1,354,850
Revco D.S., Incorporated* . . .                         12,300         290,588
Safeway, Incorporated*  . . . .                         33,100       1,055,063
Sears Roebuck & Company . . . .                        184,400       8,482,400
Sportmart, Incorporated, Class A*                       19,100         198,163
The Sports Authority, Incorporated*                      1,100          23,100
Staples, Incorporated*  . . . .                        193,750       4,795,313
Starbucks Corporation*  . . . .                         51,100       1,405,250
Stop & Shop Companies,
  Incorporated* . . . . . . . .                          6,000         153,000
Sunglass Hut International,
  Incorporated* . . . . . . . .                         36,400         837,200
Talbots, Incorporated . . . . .                         66,100       2,065,625
Tech Data Corporation*  . . . .                         39,600         673,200
TJX Companies, Incorporated . .                         68,400       1,068,750
Toys R Us, Incorporated*  . . .                         48,900       1,491,450
Viking Office Products,
  Incorporated* . . . . . . . .                         10,200         312,375
Waban, Incorporated*  . . . . .                         27,200         482,800
Wal-Mart Stores, Incorporated .                        116,000       2,465,000
Welcome Home, Incorporated* . .                         18,000         119,250
                                                                   -----------
                                                                    87,866,175

EATING & DRINKING PLACES-0.17%
Apple South, Incorporated . . .                         50,550         663,469
DF & R Restaurants, Incorporated*                        7,200         107,100
Landry's Seafood Restaurants,
  Incorporated* . . . . . . . .                          4,400         124,850
                                                                   -----------
                                                                       895,419
BANKING & FINANCE-3.58%
American Express Company  . . .                        110,600       3,262,700
Federal Home Loan Mortgage
  Corporation . . . . . . . . .                        114,300       5,772,150
Federal National Mortgage
  Association . . . . . . . . .                        102,600       7,476,975
First Chicago Corporation . . .                          7,600         362,900
Green Tree Financial Corporation                        39,900       1,211,963
Household International Corporation                        700          25,987
Nationsbank Corporation . . . .                         26,800       1,209,350
                                                                   -----------
                                                                    19,322,025
SECURITY & COMMODITY BROKERS-0.82%
Charles Schwab Corporation  . .                          4,900         170,887
Dean Witter Discover & Company                          65,628       2,223,149
Merrill Lynch & Company,
  Incorporated  . . . . . . . .                         56,100       2,005,575
                                                                   -----------
                                                                     4,399,611
INSURANCE-0.73%
Allstate Corporation  . . . . .                         31,700         748,912
The Travelers Corporation . . .                         23,199         753,968
U S Healthcare, Incorporated  .                         59,200       2,442,000
                                                                   -----------
                                                                     3,944,880
HOLDING & INVESTMENT COMPANIES-1.90%
Bank of Boston Corporation  . .                          7,600         196,650
Bank of New York, Incorporated                         110,500       3,204,500
Beneficial Corporation  . . . .                         17,600         686,400
Chemical Banking Corporation  .                         70,400       2,525,600
Citicorp  . . . . . . . . . . .                         58,800       2,432,850
Price Enterprises, Incorporated*                        93,200       1,199,950
                                                                   -----------
                                                                    10,245,950
BUSINESS SERVICES-7.12%
Adobe Systems, Incorporated . .                         22,700         675,325
BMC Software, Incorporated* . .                         22,500       1,279,688
Brock Control Systems,
  Incorporated* . . . . . . . .                          4,400          29,494

*Non-income producing


  The accompanying notes are an integral part of the financial statements.

NASL SERIES TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1994
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
------------------------------------------------------------------------------

                                                        Shares           Value
                                                        ------           -----
BUSINESS SERVICES-CONTINUED
Cadence Design Systems,
  Incorporated* . . . . . . . .                         40,100    $    827,063
Computer Associates
  International, Incorporated .                         84,100       4,078,850
CUC International, Incorporated*                        50,450       1,690,075
EIS International, Incorporated*                        25,100         382,775
Equifax, Incorporated . . . . .                         20,700         545,963
Informix Corporation* . . . . .                         20,300         652,138
Infosoft International, Incorporated                     7,200         252,900
Integrated Silicon Systems,
  Incorporated* . . . . . . . .                          4,000         123,000
Intervoice, Incorporated* . . .                         26,100         358,875
Lotus Development Corporation*                          20,200         828,200
Microsoft Corporation*  . . . .                         65,200       3,985,350
Novell, Incorporated* . . . . .                        107,800       1,846,075
Oracle Systems, Incorporated* .                        305,400      13,475,772
Parametric Technology
  Corporation*  . . . . . . . .                         82,500       2,846,250
Platinum Technology, Incorporated*                      10,300         233,038
Spectrum Holobyte, Incorporated*                         8,600         116,100
Standard Microsystems
  Corporation*  . . . . . . . .                         61,000       1,830,000
Sybase, Incorporated* . . . . .                         22,700       1,180,400
Synopsys, Incorporated* . . . .                         26,600       1,163,750
                                                                  ------------
                                                                    38,401,081
MOTION PICTURES, AMUSEMENT & RECREATION
SERVICES-1.01%
Carnival Corporation  . . . . .                         39,200         833,000
The Walt Disney Company . . . .                         72,000       3,321,000
Hollywood Entertainment
  Corporation*  . . . . . . . .                         26,250         794,063
Mirage Resorts, Incorporated* .                         21,000         430,500
Movie Gallery, Incorporated*  .                          3,000          78,000
                                                                  ------------
                                                                     5,456,563
HEALTH SERVICES-0.71%
Careerstaff Unlimited,
  Incorporated* . . . . . . . .                          1,300          18,850
Columbia/HCA- Healthcare
  Corporation of America  . . .                         52,680       1,922,820
Humana, Incorporated* . . . . .                          8,600         194,575

HEALTH SERVICES-CONTINUED
Lincare Holdings, Incorporated*                          6,800         197,200
St. Jude Medical, Incorporated*                         19,700         783,075
United Healthcare Corporation .                         15,700         708,463
                                                                  ------------
                                                                     3,824,983
ENGINEERING, ACCOUNTING & RESEARCH MANAGEMENT-0.86%
Alza Corporation* . . . . . . .                         53,700         966,600
Elan Corporation, PLC, ADR* . .                         91,450       3,257,906
Elan Corporation, PLC*  . . . .                          6,168         168,849
Petroleum Geo Services A/S, ADR*                        13,300         247,713
                                                                  ------------
                                                                     4,641,068
TOTAL COMMON STOCKS
  (Cost $480,057,339) . . . . . . . . .                           $503,007,050
                                                                  ------------
RIGHTS-0.02%
Viacom, Incorporated* . . . . .                         86,900          97,763
                                                                        ------
TOTAL RIGHTS  (Cost $8,135) . . . . . .                           $     97,763
                                                                  ------------


Principal
 Amount                                               Maturity           Value
 ------                                               --------           -----
CONVERTIBLE BONDS-0.06%
BUILDING MATERIAL & CONSTRUCTION-0.06%
$300,000   Cemex, 4.25%   . . .                       11/01/97         300,000
                                                                       -------
TOTAL CONVERTIBLE BONDS
  (Cost $300,000) . . . . . . . . . . .                               $300,000
                                                                      --------
REPURCHASE AGREEMENT-6.65%
$35,867,000   Repurchase Agreement with
              State Street Bank & Trust
              Company, dated 12/30/94 at
              5.15%, to be repurchased at
              $35,887,524 on 01/03/95,
              collateralized by $30,375,000
              U.S.Treasury Bond, 10.375%
              due 11/15/12 (valued at
              $36,976,423, including
              interest) . . . . . . . .                           $ 35,867,000
                                                                  ------------
TOTAL INVESTMENTS (Equity Trust)
  (Cost $516,232,474) . . . . . . . . .                           $539,271,813
                                                                  ============

*Non-income producing


  The accompanying notes are an integral part of the financial statements.

NASL SERIES TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1994
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
------------------------------------------------------------------------------

                                                        Shares           Value
                                                        ------           -----
VALUE EQUITY TRUST
COMMON STOCKS-74.99%
TEXTILE MILL PRODUCT-0.89%
Warnaco Group, Incorporated*  .                        117,600     $ 2,028,600
                                                                   -----------
LUMBER & WOOD PRODUCT-1.76%
Champion International
  Corporation . . . . . . . . .                        109,500       3,996,750
                                                                   -----------
PAPER, PRINTING & PUBLISHING-3.53%
First Brands Corporation  . . .                         67,900       2,376,500
John H. Harland Company . . . .                          9,600         192,000
Stone Container Corporation*  .                        315,600       5,444,100
                                                                   -----------
                                                                     8,012,600
CHEMICAL PRODUCTS-3.78%
Fisher Scientific International,
  Incorporated  . . . . . . . .                        148,900       3,685,275
Geon Company  . . . . . . . . .                        179,200       4,905,600
                                                                   -----------
                                                                     8,590,875
RUBBER & PLASTIC-3.13%
Millipore Corporation . . . . .                        146,900       7,106,287
                                                                   -----------
LEATHER PRODUCTS-0.51%
L.A. Gear, Incorporated*. . . .                        235,600       1,148,550
                                                                   -----------
BUILDING MATERIAL & CONSTRUCTION-3.33%
Georgia-Pacific Corporation.  .                        105,700       7,557,550
                                                                   -----------
METAL PRODUCTS-7.03%
Keystone International,
  Incorporated  . . . . . . . .                         69,500       1,181,500
Quanex Corporation  . . . . . .                        104,700       2,395,012
Snap-On Tools Corporation . . .                        216,700       7,205,275
Trinity Industries, Incorporated                       164,800       5,191,200
                                                                   -----------
                                                                    15,972,987
ELECTRONIC & OTHER ELECTRICAL
EQUIPMENT-6.63%
AMP, Incorporated . . . . . . .                         88,500       6,438,375
Analog Devices, Incorporated* .                         97,300       3,417,662
National Semiconductor
  Corporation*  . . . . . . . .                         33,400         651,300
Varian Associates, Incorporated                        130,200       4,557,000
                                                                   -----------
                                                                    15,064,337

TRANSPORTATION EQUIPMENT-10.53%
General Motors Corporation  . .                        107,300       4,533,425
Lear Seating Corporation* . . .                        329,500       6,548,813
McDonnell Douglas Corporation .                         61,200       8,690,400
Northrop Grumman Corporation  .                         99,000       4,158,000
                                                                   -----------
                                                                    23,930,638
TRANSPORTATION-2.20%
Consolidated Freightways,
  Incorporated  . . . . . . . .                         56,600       1,266,425
Kirby Corporation*  . . . . . .                        189,100       3,734,725
                                                                   -----------
                                                                     5,001,150
WHOLESALE & RETAIL TRADE-13.63%
Amgen, Incorporated*  . . . . .                        131,600       7,764,400
Charming Shoppes, Incorporated                         776,700       5,145,638
Dillard Department Stores,
  Incorporated  . . . . . . . .                        151,300       4,047,275
Musicland Stores, Incorporated*                        391,100       3,519,900
Service Merchandise Company,
  Incorporated* . . . . . . . .                        531,900       2,460,038
TJX Companies, Incorporated . .                        331,800       5,184,375
Universal Corporation . . . . .                        143,600       2,854,050
                                                                   -----------
                                                                    30,975,676
BANKING  & FINANCE-0.18%
Federal Home Loan Mortgage
  Corporation . . . . . . . . .                          7,900         398,950
                                                                   -----------

INSURANCE-3.00%
Home Holdings, Incorporated*  .                        182,200       1,708,125
Integon Corporation . . . . . .                         53,800         706,125
PartnerRe Holdings  . . . . . .                        181,600       3,768,200
PennCorp Financial Group,
  Incorporated  . . . . . . . .                         49,900         654,938
                                                                   -----------
                                                                     6,837,388
HOLDING & INVESTMENT COMPANIES-6.06%
BankAmerica Corporation . . . .                        114,800       4,534,600
Citicorp  . . . . . . . . . . .                        105,400       4,360,925
First Federal Financial
  Corporation*  . . . . . . . .                         16,400         207,050
Keycorp . . . . . . . . . . . .                         12,601         315,025
Tenneco, Incorporated . . . . .                        102,800       4,369,000
                                                                   -----------
                                                                    13,786,600

*Non-income producing



  The accompanying notes are an integral part of the financial statements.

NASL SERIES TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1994
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
----------------------------------------------------------------------------

                                                        Shares           Value
                                                        ------           -----
BUSINESS SERVICES-3.27%
Valassis Communications,
  Incorporated* . . . . . . . .                        495,300    $  7,429,500
                                                                  ------------

HEALTH SERVICES-5.53%
Community Psychiatric Centers*                         312,900       3,441,900
National Health Laboratories
  Holdings, Incorporated* . . .                        116,300       1,540,975
National Medical Enterprises,
  Incorporated* . . . . . . . .                        537,600       7,593,600
                                                                  ------------
                                                                    12,576,475
TOTAL COMMON STOCK
  (Cost $170,468,360) . . . . . . . .                             $170,414,913
                                                                  ------------


 Principal
   Amount                                                                Value
   ------                                                                -----
REPURCHASE AGREEMENTS-25.01%
$3,000,000    Repurchase Agreement with
              Shearson Lehman, dated
              12/30/94 at 5.20%, to be
              repurchased at $3,001,733 on
              01/03/95, collateralized by
              $3,255,000 U.S.Treasury Note,
              5.25% due 07/31/98 (valued
              at $3,066,665, including
              interest) . . . . . . .                                3,000,000

53,847,000    Repurchase Agreement with
              State Street Bank & Trust
              Company, dated 12/30/94 at
              5.625%, to be repurchased at
              $53,880,654 on 01/03/95,
              collateralized by $55,645,000
              U.S.Treasury Note, 4.625%
              due 02/15/96 (valued at
              $55,890,147, including
              interest) . . . . . . .                               53,847,000
                                                                  ------------
                                                                  $ 56,847,000
TOTAL INVESTMENTS
  (Value Equity Trust)
   (Cost $227,315,360)  . . . . . . .                             $227,261,913
                                                                  ============

GROWTH AND INCOME TRUST

COMMON STOCKS-85.50%                                    Shares           Value
                                                        ------           -----
OIL & GAS EXPLORATION-7.61%
Amoco Corporation . . . . . .                           96,000    $  5,676,000
Exxon Corporation . . . . . .                          138,000       8,383,500
Maxus Energy Corporation* . .                          450,000       1,518,750
Mobil Corporation . . . . . .                           59,100       4,979,175
Unocal Corporation  . . . . .                          398,000      10,845,500
                                                                  ------------
                                                                    31,402,925
FOOD PRODUCTS-3.50%
Anheuser-Busch Companies,
  Incorporated  . . . . . . .                          100,000       5,087,500
Pepsico, Incororated  . . . .                          115,000       4,168,750
Sara Lee Corporation  . . . .                          205,000       5,176,250
                                                                  ------------
                                                                    14,432,500
PAPER, PRINTING & PUBLISHING-9.38%
Gannett Company, Incorporated                           95,000       5,058,750
International Paper Company .                          140,000      10,552,500
Kimberly-Clark Corporation  .                          130,000       6,565,000
Knight-Ridder, Incorporated .                           94,200       4,757,100
Minnesota Mining &
  Manufacturing Company . . .                          179,000       9,554,125
Reader's Digest Association,
  Incorporated, Class A . . .                           45,000       2,210,625
                                                                  ------------
                                                                    38,698,100
CHEMICAL PRODUCTS-13.57%
Abbott Laboratories . . . . .                          145,000       4,730,625
Bayer, AG, ADR  . . . . . . .                          200,000       4,625,000
The Dow Chemical Company  . .                          100,900       6,785,525
Engelhard Corporation . . . .                          284,000       6,319,000
Fujisawa Pharmaceutical
  Company . . . . . . . . . .                          365,000       3,957,831
Hafslund Nycomed, ADR,
  Class B . . . . . . . . . .                          210,000       4,331,250
Johnson & Johnson . . . . . .                           97,000       5,310,750
Loctite Corporation . . . . .                          120,000       5,580,000
Pfizer, Incorporated  . . . .                          118,000       9,115,500
Zeneca Group, PLC, ADR  . . .                          127,500       5,243,438
                                                                  ------------
                                                                    55,998,919

*Non-income producing



  The accompanying notes are an integral part of the financial statements.

NASL SERIES TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1994
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
------------------------------------------------------------------------------

                                                        Shares           Value
                                                        ------           -----
RUBBER & PLASTIC-1.08%
Goodyear Tire & Rubber
  Company . . . . . . . . . .                          132,000    $  4,438,500
                                                                  ------------
BUILDING MATERIAL & CONSTRUCTION-1.32%
Georgia-Pacific Corporation .                           76,200       5,448,300
                                                                  ------------
METAL PRODUCTS-3.86%
Alcan Aluminium, Ltd  . . . .                          356,000       9,033,500
LTV Corporation*  . . . . . .                          425,000       6,906,250
                                                                  ------------
                                                                    15,939,750
INDUSTRIAL & COMMERCIAL MACHINERY-8.51%
Black & Decker Corporation  .                          340,000       8,075,000
Dresser Industries, Incorporated                       272,000       5,134,000
Foster Wheeler Corporation  .                           93,000       2,766,750
Hewlett-Packard Company . . .                           86,000       8,589,250
Ilinois Tool Works, Incorporated                       111,000       4,856,250
York International Corporation                         154,200       5,686,125
                                                                  ------------
                                                                    35,107,375
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT-7.52%
AMP, Incorporated . . . . . .                           97,000       7,056,750
Ericsson L.M. Telephone
  Company, ADR  . . . . . . .                        3,400,000       6,375,000
General Electric Company  . .                          110,000       5,610,000
Hubbell, Incorporated . . . .                           80,000       4,260,000
Motorola, Incorporated  . . .                           75,000       4,340,625
Nokia Corporation, ADR  . . .                           45,100       3,382,500
                                                                  ------------
                                                                    31,024,875
TRUCKING, WAREHOUSING AND STORAGE-0.51%
Storage USA, Incorporated . .                           76,600       2,106,500
                                                                  ------------
COMMUNICATION SERVICES-8.60%
American Telephone & Telegragh
  Company . . . . . . . . . .                          159,000       7,989,750
BCE, Incorporated . . . . . .                          187,000       6,007,375
Nynex Corporation . . . . . .                          113,400       4,167,450
Telefonos De Mexico, SA, ADR                            75,000       3,075,000
U.S. West, Incorporated . . .                          243,860       8,687,512
Vodafone Group, PLC, ADR  . .                          165,000       5,548,125
                                                                  ------------
                                                                    35,475,212

ELECTRIC, GAS & SANITARY SERVICES-1.75%
CMS Energy Corporation  . . .                          160,000       3,660,000
Pinnacle West Capital
  Corporation . . . . . . . .                          180,000       3,555,000
                                                                  ------------
                                                                     7,215,000
WHOLESALE & RETAIL TRADE-2.14%
May Department Stores
  Company . . . . . . . . . .                          116,000       3,915,000
J.C. Penney Company,
  Incorporated  . . . . . . .                          110,000       4,908,750
                                                                  ------------
                                                                     8,823,750
BANKING & FINANCE-2.78%
Federal National Mortgage
  Association . . . . . . . .                           54,900       4,000,838
First Chicago Corporation . .                          125,000       2,187,500
Fleet Financial Group,
  Incorporated  . . . . . . .                          162,630       5,285,475
                                                                  ------------
                                                                    11,473,813
INSURANCE-4.64%
Chubb Corporation . . . . . .                          126,000       9,749,250
General Re Corporation  . . .                           36,000       4,455,000
Marsh & McLennan Companies  .                           62,400       4,945,200
                                                                  ------------
                                                                    19,149,450
REAL ESTATE-1.48%
Mark Centers Trust  . . . . .                          168,600       2,170,725
Post Properties, Incorporated                          125,000       3,937,500
                                                                  ------------
                                                                     6,108,225
HOLDING & INVESTMENT COMPANIES-5.38%
Keycorp . . . . . . . . . . .                          210,000       5,250,000
Meridian Bancorp, Incorporated                          83,600       2,225,850
J.P. Morgan & Company,
  Incorporated  . . . . . . .                          170,000       9,520,000
Safeco Corporation  . . . . .                          100,000       5,200,000
                                                                  ------------
                                                                    22,195,850
BUSINESS SERVICES-1.87%
The Dun & Bradstreet
  Corporation . . . . . . . .                          140,000       7,700,000
                                                                  ------------
TOTAL COMMON STOCKS
  (Cost $338,572,897) . . . . . . . .                             $352,739,044
                                                                  ------------

*Non-income producing



  The accompanying notes are an integral part of the financial statements.

NASL SERIES TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1994
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
------------------------------------------------------------------------------

                                                        Shares           Value
                                                        ------           -----
PREFERRED STOCKS-5.95%
TRANSPORTATION EQUIPMENT-2.17%
Chrysler Corporation, $4.625  . .                       28,600    $  3,932,500
Ford Motor Company, Series A  . .                       55,000       5,060,000
                                                                  ------------
                                                                     8,992,500
REAL ESTATE-1.23%
Property Trust of America,
  Series A  . . . . . . . . . . .                      230,550       5,072,100
                                                                  ------------
HEALTH SERVICES-1.02%
Beverly Enterprises,
  Incorporated  . . . . . . . . .                       71,200       4,200,800
                                                                  ------------
BUSINESS SERVICES-1.53%
Ceridian Corporation  . . . . . .                      100,000       6,300,000
                                                                  ------------
TOTAL PREFERRED STOCKS
  (Cost $21,611,854)  . . . . . . . .                             $ 24,565,400
                                                                  ------------


 Principal
  Amount                                              Maturity           Value
  ------                                              --------           -----
CONVERTIBLE BONDS-3.66%
OIL & GAS EXPLORATION-0.89%
$4,300,000  Noble Affiliates,
            Incorporated, 4.25% .                     01/01/03    $  3,655,000
                                                                  ------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT-1.07%
 3,300,000  General Instrument
            Corporation, 5.00%  .                     06/15/00       4,422,000
                                                                  ------------
TRANSPORTATION-0.84%
 4,300,000  AMR Corporation,
            6.125%  . . . . . . .                     11/01/24       3,461,500
                                                                  ------------
HEALTH SERVICES-0.86%
 2,750,000  Hillhaven Corporation,
            7.75%   . . . . . . .                     11/01/02       3,547,500
                                                                  ------------
TOTAL CONVERTIBLE BONDS
  (Cost $15,016,423)  . . . . . . . .                             $ 15,086,000
                                                                  ------------

 Principal
  Amount                                                                 Value
  ------                                                                 -----
REPURCHASE AGREEMENT-4.89%
$20,189,000   Repurchase Agreement with UBS
              Securities, dated 12/30/94 at 5.50%,
              to be repurchased at $20,201,338
              on 01/03/95, collateralized by
              $13,060,000 U.S.Treasury Bond,
              10.375% due 11/15/12 (valued at
              $15,705,417, including interest)
              and $3,875,000 U.S Treasury
              Bond, 11.625% due 11/15/04
              (valued at $4,910,680,
              including interest) . .                             $ 20,189,000
                                                                  ------------
TOTAL INVESTMENTS  (Growth and
 Income Trust)(Cost $395,390,174) . .                             $412,579,444
                                                                  ============



                                                        Shares           Value
                                                        ------           -----
STRATEGIC BOND TRUST
U.S. TREASURY OBLIGATIONS-13.14%
U.S. TREASURY NOTE-13.14%
 $9,000,000 11.875%   . . . . .                        11/15/03     11,255,580
                                                                    ----------

TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $11,575,802)  . . . . . . . .                              $11,255,580
                                                                   -----------

U. S. GOVERNMENT AGENCY AND
MORTGAGE - BACKED OBLIGATIONS-11.12%
FEDERAL HOME LOAN MORTGAGE CORPORATION-6.15%
  1,500,000 6.59%   . . . . . .                        08/11/97      1,440,000
  2,332,228 8.00%   . . . . . .                        05/01/10      2,253,072
    883,882 8.50%   . . . . . .                        05/01/08        869,068
  3,673,112 759.5%, IO  . . . .                        07/15/06        707,074
                                                                   -----------
                                                                     5,269,214
FEDERAL NATIONAL MORTGAGE ASSOCIATION-4.97%
  1,250,000  8.00%  . . . . . .                        07/25/24      1,197,263
  3,000,000 11.15%  . . . . . .                        06/12/95      3,053,430
                                                                   -----------
                                                                     4,250,693






  The accompanying notes are an integral part of the financial statements.

NASL SERIES TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1994
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
------------------------------------------------------------------------------

TOTAL U.S. GOVERNMENT AGENCY AND
  MORTGAGE - BACKED OBLIGATIONS
  (Cost $9,608,925) . . . . . . . . .                               $9,519,907
                                                                    ----------

 Principal
  Amount                                              Maturity           Value
  ------                                              --------           -----

FOREIGN GOVERNMENT OBLIGATIONS-26.34%
GOVERNMENT OF SPAIN-3.49%
ESP 270,000,000   11.00%   . . . . . . .              06/15/97       2,038,359
ESP 124,000,000   11.60%   . . . . . . .              01/15/97         949,418
                                                                    ----------
                                                                     2,987,777
GOVERNMENT OF GREAT BRITAIN-3.55%
United Kingdom Treasury:
ECU                850,000 5.25%   . . .              01/21/97         992,160
Pound Sterling   1,370,000 8.00% . . . .              06/10/03       2,047,583
                                                                    ----------
                                                                     3,039,743
REPUBLIC OF IRELAND-0.97
IEP  650,000      6.25%  . . . . . . . .              10/18/04         829,618
                                                                    ----------

GOVERNMENT OF MEXICO-0.86%
 $1,000,000 Mexico, Series B,
            FRN,  4.31%    . . . . . . .              12/31/19         741,250
  1,538,000 Mexican United States
            Rights   . . . . . . . . . .              12/31/19               2
                                                                    ----------
                                                                       741,252
GOVERNMENT OF JAPAN-1.30%
Yen 110,000,000  Series 147,
                  4.60%  . . . . . . . .              09/20/04       1,111,709
                                                                    ----------

REPUBLIC OF FINLAND-2.07%
FIM 8,000,000     11.00% . . . . . . . .              01/15/99       1,773,894
                                                                    ----------

REPUBLIC OF GERMANY-4.28%
DEM 2,000,000     6.00%  . . . . . . . .              06/20/16       1,029,298
DEM 1,200,000     9.00%  . . . . . . . .              10/20/00         824,729
DEM 3,000,000     Treuchandanstalt,
                  6.625% . . . . . . . .              07/09/03       1,807,241
                                                                    ----------
                                                                     3,661,268

GOVERNMENT OF BRAZIL-3.98%
$1,250,000 6.00%   . . . . . . . . . . .              09/15/13         600,000
   980,000 FRN, 6.06%  . . . . . . . . .              01/01/01         818,300
 3,000,000 FRN, 6.69%  . . . . . . . . .              04/15/06       1,987,500
                                                                    ----------
                                                                     3,405,800

GOVERNMENT OF ARGENTINA-4.32%
$5,800,000 FRN,  6.50%   . . . . . . . .              03/31/05       3,697,500
                                                                    ----------

GOVERNMENT OF POLAND-1.52%
$3,000,000 Poland Bear PDI,
            Step up to 3.25% . . . . . .              10/27/14       1,305,000
                                                                    ----------
TOTAL FOREIGN GOVERNMENT
OBLIGATIONS  (Cost $24,113,265). . . . .                           $22,553,561
                                                                   -----------

CORPORATE BONDS-42.95%
OIL & GAS EXPLORATION-3.19%
  1,250,000 Aftermarket Tech Corporation,
            12.00%   . . . . . . . . . .              08/01/04       1,290,625
  1,500,000 Petro PSC Property,
            12.50%   . . . . . . . . . .              06/01/02      1,440,000
                                                                 -------------
                                                                     2,730,625
FOOD PRODUCTS-1.56%
  1,500,000 Pathmark Stores Incorporated,
            9.625%   . . . . . . . . . .              05/01/03       1,335,000
                                                                     ---------
TEXTILE PRODUCTS-1.45%
  1,500,000 Clinton Mills,
            9.50%    . . . . . . . . . .              10/01/03       1,245,000
                                                                     ---------
FURNITURE & FIXTURES-0.93%
  1,000,000 Levitz Furniture Company,
            9.625%   . . . . . . . . . .               07/15/03        800,000
                                                                       -------


  The accompanying notes are an integral part of the financial statements.

NASL SERIES TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1994
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
------------------------------------------------------------------------------

 Principal
  Amount                                              Maturity           Value
  ------                                              --------           -----

CHEMICAL PRODUCTS-1.93%
  1,500,000 Foamex International,
            11.875%   . . . . .                       10/01/04      $1,425,000
    250,000 Trans Resources, Incorporated,
            11.875%   . . . . .                       07/01/02         227,500
                                                                    ----------
                                                                     1,652,500
METAL PRODUCTS-1.16%
  1,000,000 AK Steel Corporation,
            10.75%  . . . . . .                       04/01/04         991,250
                                                                    ----------

INDUSTRIAL & COMMERICAL MACHINERY-5.29%
  1,000,000 Berry Plastic Corporation,
            12.25%  . . . . . .                        4/15/04         965,000
  2,500,000 Sola Group, Ltd,
            6.00%   . . . . . .                       12/15/03       1,950,000
    750,000 Speciality Equipment
            Companies, Incorporated,
            11.375%   . . . . .                       12/01/03         727,500
  1,000,000 Venture Holdings,
            9.75%   . . . . . .                       04/01/04         883,750
                                                                    ----------
                                                                     4,526,250
TRANSPORTATION EQUIPMENT-4.21%
  1,250,000 Fairfield Manufacturing, Incorporated,
            11.375%   . . . . .                       07/01/01       1,175,000
    306,000 Jordan Industries,
            10.375%   . . . . .                       08/01/03         272,340
  2,000,000 Jordan Industries,
            Step up to 11.75%                         08/01/05       1,000,000
  1,250,000 Motor Wheel,
            11.50%  . . . . . .                       03/01/00       1,156,250
                                                                    ----------
                                                                     3,603,590
TRANSPORTATION-1.21%
  2,000,000 Transtar Holdings, L.P.,
            Step up to 13.375%                        12/15/03       1,035,000
                                                                    ----------

COMMUNICATION-2.87%
  1,000,000 Cablevision Industries Corporation,
            9.25%   . . . . . .                       04/01/08         895,000
  1,500,000 Katz Corporation,
            12.75%  . . . . . .                       11/15/02       1,560,000
                                                                    ----------
                                                                     2,455,000
ELECTRIC, GAS & SANITARY SERVICES-0.93%
  1,000,000 Envirotest Systems Corporation,
            9.625%  . . . . . .                       04/01/03         800,000
                                                                    ----------
WHOLESALE & RETAIL TRADE-1.70%
    750,000 Finlay Fine Jewelry Corporation,
            10.625%   . . . . .                       05/01/03         705,000
  1,000,000 Parisian, Incorporated,
            9.875%  . . . . . .                       07/15/03         750,000
                                                                    ----------
                                                                     1,455,000
EATING & DRINKING PLACES-1.76%
  1,000,000 Carrols Corporation,
            11.50%  . . . . . .                       08/15/03         920,000
    750,000 Family Restaurants,
            9.75%   . . . . . .                       02/01/02         588,750
                                                                    ----------
                                                                     1,508,750
BANKING & FINANCE-7.07%
  1,000,000 Bally's Park Place,
            9.25%   . . . . . .                       03/15/04         860,000
    700,000 Banco Central De Costa Rica,
            Series B, 6.25%   .                       05/21/15         350,000
  3,600,000 Paine Webber,
            6.30%   . . . . . .                       02/15/96       3,515,400
    500,000 Indahkiat,
            11.375%   . . . . .                       06/15/99         485,000
  1,000,000 U.S. Banknote Corporation,
            11.625%   . . . . .                       08/01/02         840,000
                                                                    ----------
                                                                     6,050,400



  The accompanying notes are an integral part of the financial statements.

NASL SERIES TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1994
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
-------------------------------------------------------------------------------

 Principal
  Amount                                              Maturity           Value
  ------                                              --------           -----
HOTELS, MOTELS & OTHER LODGING
PLACES-2.46%
   $750,000 Bally's Grand, Incoporated,
            Series B, 10.375% .                       12/15/03     $   652,500
    500,000 Empress River,
            10.75%  . . . . . .                       04/01/02         457,500
  1,500,000 Trump Taj Mahal
            Funding, Incorporated,
            Zero Coupon   . . .                       11/15/99         997,500
                                                                   -----------
                                                                     2,107,500
MOTION PICTURES, AMUSEMENT AND RECREATION
SERVICES-1.28%
      7,500 Capital Gaming International,
            Zero coupon   . . .                       08/01/95           1,801
    750,000 Capital Gaming International,
            11.50%  . . . . . .                       12/01/01         397,500
    750,000 Plitt Theater,
            10.875%   . . . . .                       06/15/04         697,500
                                                                   -----------
                                                                     1,096,801
HEALTH SERVICES-2.34%
  1,000,000 Dade International,
            13.00%  . . . . . .                       02/01/05       1,002,500
  1,000,000 Surgical Health Corporation,
            11.50%  . . . . .  .                      07/15/04       1,000,000
                                                                   -----------
                                                                     2,002,500
HOLDING COMPANIES-1.61%
    291,612 Falcon Holdings Group,
            11.00%  . . . . . .                       09/15/03         253,702
  1,500,000 Total Renal Care,
            Step-up to 12.00%                         08/15/04       1,125,000
                                                                   -----------
                                                                     1,378,702
TOTAL CORPORATE BONDS
  (Cost $40,002,311)  . . . . . . . .                              $36,773,868
                                                                   -----------



                                                        Shares           Value
                                                        ------           -----
COMMON STOCK-0.07%
MOTION PICTURES, AMUSEMENT AND
RECREATION SERVICES--0.07%
Capital Gaming International, Units                     20,003          60,008
                                                                      --------

Total Renal Care  . . . . .                             13,500               0
                                                                             -
TOTAL COMMON STOCK
  (Cost $113,513) . . . . . . . . . .                                   60,008
                                                                       -------
PREFERRED STOCK-0.34%
TELECOMMUNICATION-0.34%
Tele-Communications, Incorporated                        5,000         290,000
                                                                      --------
TOTAL PREFERRED STOCK
  (Cost $480,000) . . . . . . . . . .                                 $290,000
                                                                      --------
WARRANTS-0.01%
Capital Gaming International,:
  Units, due 02/01/99 . . .                             15,188          10,441
  Warrants, due 02/01/99  .                              1,875               0
BPL Holdings Corporation,
  due 04/15/04  . . . . . .                              1,000               0
                                                                     ---------
TOTAL WARRANTS
  (Cost $0) . . . . . . . . . . . . .                                $  10,441
                                                                     ---------

 Principal
  Amount                                                                 Value
  ------                                                                 -----

REPURCHASE AGREEMENT-6.03%
$5,165,000    Repurchase Agreement with
              UBS Securities, dated 12/30/94
              at 5.75%, to be repurchased at
              $5,168,300 on 01/03/95,
              collateralized by $5,470,000
              U.S.Treasury Note, 6.75%
              due 05/31/99 (valued at
              $5,303,158, including
              interest) . . . . . . .                              $ 5,165,000
                                                                   -----------

TOTAL INVESTMENTS (Strategic Bond
  Trust) (Cost $91,058,816) . . . . .                              $85,628,365
                                                                   ===========





  The accompanying notes are an integral part of the financial statements.

NASL SERIES TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1994
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
------------------------------------------------------------------------------
GLOBAL GOVERNMENT BOND TRUST

 Principal
  Amount                                              Maturity           Value
  ------                                              --------           -----

U.S. TREASURY OBLIGATIONS-3.35%
 $7,500,000 U.S. Treasury Note,
            5.50%   . . . . . .                       04/15/00    $  6,762,656
                                                                  ------------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $7,257,422) . . . . . . . . . .                           $  6,762,656
                                                                  ------------

FOREIGN GOVERNMENT OBLIGATIONS-71.73%
GOVERNMENT OF CANADA-9.25%
CAD 15,000,000  Canada (Government of ),
                7.25%   . . . .                       06/01/03       9,550,276
CAD 15,000,000  Quebec (Province of),
                 7.50%  . . . .                       12/01/03       9,137,409
                                                                  ------------
                                                                    18,687,685
GOVERNMENT OF SPAIN-11.85%
ESP 1,000,000,000    8.00%  . .                       05/30/04       5,994,302
ESP 1,500,000,000    10.25%   .                       11/30/98      10,908,262
ESP 1,000,000,000    10.30%   .                       06/15/02       7,027,540
                                                                  ------------
                                                                    23,930,104
GOVERNMENT OF FRANCE-5.49
FRF 200,000,000 Oat Strip,
                     0%   . . .                       04/25/23       3,377,645
FRF  50,00Oat0Principle,

                     5.50%  . .                       04/25/04       7,709,605
                                                                  ------------
                                                                    11,087,250
REPUBLIC OF ITALY-13.02%
         7,500,000  6,875%. . . . .                   09/27/23       5,880,750
ITL 20,000,000,000 10.00%   . . . .                   08/01/98      11,838,421
ITL 10,000,000,000 10.00%   . . . .                   08/01/03       5,504,163
IT   5,000,000,000 12.00%  . . . .                    09/01/02       3,089,423
                                                                  ------------
                                                                    26,312,757
GOVERNMENT OF SWEDEN-5.28%
SEK 500,000,000    3.875%  . . . .                    06/21/99       4,958,325
SEK  60,000,000     6.00%  . . . .                    02/09/05       5,716,131
                                                                  ------------
                                                                    10,674,456
GOVERNMENT OF CHINA--4.18%
  $ 10,000,000  China Global Bond,
                6.50%      . . . .                    02/17/04       8,438,000
                                                                  ------------
COMMONWEALTH OF AUSTRALIA-14.61%
AUD 15,000,000  New South Wales Treasury,
                7.00%      . . . .                    04/01/04       9,288,816
AUD 15,000,000  Queensland Treasury,
                8.00%   . . . .                       05/14/03      10,087,944
AUD 15,000,000  Treasury Corporation
                of Victoria,
                8.25%   . . . .                       10/15/03      10,132,135
                                                                  ------------
                                                                    29,508,895
GOVERNMENT OF BELGIUM-2.57%
FRANC 500,000,000  5.00%   . . . .                    12/17/99       5,186,784
                                                                  ------------
REPUBLIC OF FINLAND-3.59%
$    7,500,000  6.75%   . . . .                       11/24/97       7,247,250
                                                                  ------------
GOVERNMENT OF NEW ZEALAND-1.89%
NZD  6,000,000  9.00%   . . . .                       11/15/96       3,811,716
                                                                  ------------
TOTAL FOREIGN GOVERNMENT
OBLIGATIONS  (Cost $152,143,980)  . .                             $144,884,897
                                                                  ------------

SUPRANATIONAL ORGANIZATIONS-3.15%
DEM 10,000,000  European Investment Bank,
                  7.50%   . . .                       11/04/02       6,366,159
                                                                  ------------

TOTAL SUPRANATIONAL
OBLIGATIONS  (Cost $6,408,800)  . . .                             $  6,366,159
                                                                  ------------





   The accompanying notes are an integral part of the financial statements.

NASL SERIES TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1994
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------

 Principal
   Amount                                       Maturity             Value
   ------                                       --------             -----
CORPORATE BONDS-12.50%
BANKING & FINANCE-9.77%
ITL  5,000,000,000 Abbey National,
                   9.00%  . . .                 04/08/04       $ 2,637,413
SEK  60,000,000    Exportfinas,
                   6.875%   . .                 02/09/04         6,099,522
DEM    10,000,000  LKB Baden Wurtenberg,
                   6.50%  . . .                 09/15/08         5,620,805
L.     4,000,000   Lloyds Bank,
                   7.375%   . .                 03/11/04         5,377,210
                                                               -----------
                                                                19,734,950
SERVICES AND UTILITIES-2.73%
L.   4,000,000      British Telecommunication,
                    7.125%  . .                 09/15/03         5,524,273
                                                               -----------
TOTAL CORPORATE BONDS
  (Cost $25,281,002)  . . . . . . . .                          $25,259,223
                                                               -----------
OTHER BONDS  (FOREIGN GOVERNMENT-
BACKED OR GUARANTEED)-6.34%
ELECTRIC, GAS & UTILITIES-5.45%
$   12,000,000   Tokyo Gas Company,
                    5.50%   . . . .             07/21/98        11,002,800
                                                               -----------
BANKING & FINANCE-0.89%
DEM  5,000,000   Finnish Export Credit,
                6.75%   . . . .                 09/29/03         1,809,499
                                                               -----------
TOTAL OTHER BONDS  (Foreign
 Government-Backed Or Guaranteed)
  (Cost $15,060,777)  . . . . . . . .                          $12,812,299
                                                               -----------


 Principal
  Amount                                                             Value
  ------                                                             -----
REPURCHASE AGREEMENT-2.93%
$5,925,000    Repurchase Agreement with
              UBS Securities, dated 12/30/94
              at 5.625%, to be repurchased at
              $5,928,703 on 01/03/95,
              collateralized by $6,020 000
              U.S. Treasury Note, 6.125%
              due 07/31/96 (valued at
              $6,043,500, including
              interest) . . . . . . .                         $  5,925,000
                                                              ------------

TOTAL INVESTMENTS (Global Government
Bond Trust) (Cost $212,076,981) . . .                         $202,010,234
                                                              ============

INVESTMENT QUALITY BOND TRUST
 Principal
  Amount                                        Maturity             Value
  ------                                        --------             -----
U.S. GOVERNMENT AGENCY AND MORTGAGE-
BACKED OBLIGATIONS-26.36%
FEDERAL HOME LOAN BANK-3.07%
 $3,500,000 7.00%   . . . . . .                 06/20/01       $ 3,376,415
                                                               -----------
FEDERAL HOME LOAN MORTGAGE
  CORPORATION-1.80%
  2,000,000 8.00%   . . . . . .                 11/15/99         1,973,740
                                                               -----------
FEDERAL NATIONAL MORTGAGE
  ASSOCIATION-3.08%
  3,447,468 8.50%   .                06/01/17 - 07/01/24         3,384,989
                                                               -----------
GOVERNMENT NATIONAL MORTGAGE
  ASSOCIATION-17.64%
    970,904 7.00%   .                01/15/04 - 08/15/24           871,386
  6,696,749 7.50%   .                04/15/02 - 03/15/24         6,215,231
  3,684,502 8.00%   .                01/15/22 - 04/15/23         3,522,125
     51,868 8.20%   . . . . . .                 06/15/12            49,323
  8,879,432 8.50%   .                02/15/21 - 09/15/24         8,724,043
      2,716 9.50%   . . . . . .                 10/15/09             2,775
                                                               -----------
                                                                19,384,883





   The accompanying notes are an integral part of the financial statements.

NASL SERIES TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1994
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
-------------------------------------------------------------------------

 Principal
  Amount                                          Maturity          Value
  ------                                          --------          -----
RESOLUTION FUNDING CORPORATION-0.77%
   $525,000 8.875%  . . . . . .                   07/15/20    $   569,951
    240,000 9.375%  . . . . . .                   10/15/20        273,600
                                                              -----------
                                                                  843,551
TOTAL U.S. GOVERNMENT AGENCY AND
MORTGAGE-BACKED OBLIGATIONS
  (Cost $30,315,413)  . . . . . . . .                         $28,963,578
                                                              -----------

U.S. TREASURY OBLIGATIONS-34.01%
U.S. TREASURY BONDS-18.92%
   1,140,000  8.875%  . . . . .                   02/15/19      1,244,732
   2,250,000  9.250%  . . . . .                   02/15/16      2,531,610
   1,000,000  11.25%  . . . . .                   02/15/15      1,321,250
  11,800,000  12.00%  . . . . .                   08/15/13     15,690,342
                                                              -----------
                                                               20,787,934
U.S. TREASURY NOTES-15.09%
   1,415,000  6.375%  . . . . .                   08/15/02      1,295,602
   4,000,000  7.375%  . . . . .                   05/15/96      3,993,120
  11,000,000  8.875%  . . . . .                   11/15/97     11,290,510
                                                              -----------
                                                               16,579,232
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $38,355,406)  . . . . . . . .                         $37,367,166
                                                              -----------

CORPORATE BONDS-29.08%
OIL & GAS EXPLORATION-0.77%
   900,000  AMOCO Canada
            Petroleum Company,
            Ltd, 7.95%  . . . .                   10/01/22        830,565
                                                              -----------
LUMBER & WOOD PRODUCTS-1.49%
 1,620,000  Boise Cascade
            Corporation, 9.85%                    06/15/02      1,642,291
                                                              -----------
TRANSPORTATION-0.44%
   470,000  Southern Ry Company,
            8.75%   . . . . . .                   10/15/03        484,523
                                                              -----------

COMMUNICATION SERVICES-2.97%
$1,400,000  GTE Flordia,
            Incorporated, 6.31%                   12/15/02    $ 1,240,722
 2,025,000  Tele-Communications,
            Incorporated, 9.80%                   02/01/12      2,025,425
                                                              -----------
                                                                3,266,147
ELECTRIC, GAS & SANITARY SERVICES-5.06%
 2,000,000  The Coastal Corporation,
            8.125%  . . . . . .                   09/15/02      1,891,400
   820,000  Georgia Power
            Company, 4.75%  . .                   03/01/96        791,767
   587,000  Gulf States Utilities
            Company, 8.25%  . .                   04/01/04        568,956
 1,000,000  Korea Electric Power
            Corporation, 6.375%                   12/01/03        848,890
   250,000  Niagra Mohawk Power
            Corporation, 9.75%                    11/01/05        253,688
   940,000  Potomac Electric Power
            Company, 7.60%  . .                   01/22/02        897,822
   300,000  Virginia Electric & Power
            Company, 9.375%   .                   06/01/98        308,163
                                                              -----------
                                                                5,560,686
BANKING & FINANCE-13.98%
   900,000  Associates Corporation
            of North America,
            6.875%  . . . . . .                   01/15/97        877,203
   470,068  Bellsouth Savings &
            Employee Credit
            Union, 9.19%  . . .                   07/01/03        482,172
 1,500,000  Chrysler Financial
            Corporation, 6.625%                   08/15/00      1,372,965
 1,325,000  Comerica, Incorporated,
            7.125%  . . . . . .                   12/01/13      1,128,807
   290,000  Commercial Credit
            Group, Incorporated,
            10.00%  . . . . . .                   05/01/99        303,656
 2,000,000  Exxon Capital
            Corporation, 6.625%                   08/15/02      1,821,100





   The accompanying notes are an integral part of the financial statements.

 NASL SERIES TRUST
 PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1994
 (SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
 --------------------------------------------------

 Principal
   Amount                          Maturity      Value
   ------                          --------      -----
BANKING & FINANCE-CONTINUED
$1,775,000  First National Bank of
            Boston, 8.00%   . .    09/15/04   $1,684,369
   950,000  General Motors Acceptance
            Corportion, 6.00% ...  01/11/99      865,498
 1,400,000  General Motors Acceptance
            Corporation, 7.00% ..  09/15/02    1,252,566
 1,340,000  KFW International
            Financial, Incorporated,
            8.85%   . . . . . .    06/15/99    1,373,808
 1,000,000  National Westminster
            Bank PLC, 9.45% ...    05/01/01    1,051,910
   940,000  Texaco Capital,
            Incorporated, 8.93% .  07/23/01      965,521
 1,500,000  World Savings and
            Loan Association,
            4.875%  . . . . . .    03/01/96    1,458,285
   725,000  Xerox Credit
            Corporation, 8.75% .   02/14/95      726,827
                                              ----------
                                              15,364,687
HOLDING & INVESTMENT COMPANIES-4.37%
   350,000  Beneficial Corporation,
            8.40%   . . . . . .    05/15/08      359,146
   470,000  Beneficial Corporation,
            8.90%   . . . . . .    06/06/01      479,738
   900,000  Chase Manhattan
            Corporation, 8.00% .  02/04/97      894,708
   775,000  Chemical Banking
            Corporation, 8.50% .   02/15/02      769,443
 1,400,000  Fleet Norstar
            Financial Group,
            Incorporated, 9.90%    06/15/01    1,485,386
   900,000  Norwest Corporation,
            6.00%   . . . . . .    03/15/00      812,070
                                               ---------
                                               4,800,491
TOTAL CORPORATE BONDS
  (Cost $33,634,113)  . . . . . . . .        $31,949,390
                                             -----------

  Principal
   Amount                          Maturity      Value
   ------                          --------      -----
FOREIGN BONDS-0.26%
   $250,000 New Zealand
            Government,
            10.625%   . . . . .    11/15/05     $289,063
                                                 -------
TOTAL FOREIGN BONDS
  (Cost $281,907) . . . . . . . . . .           $289,063
                                                 -------

SUPRANATIONAL ORGANIZATIONS-2.24%
  2,000,000 International Bank for
            Reconstruction and
            Development, (World
            Bank), 12.375%  . .    10/15/02    2,461,900
                                               ---------
TOTAL SUPRANATIONAL ORGANIZATIONS
  (Cost $2,539,688) . . . . . . . . .         $2,461,900
                                               ---------

FIXED INCOME - OTHER-6.15%
MISCELLANEOUS ASSET-BACKED SECURITIES-6.15%
 1,500,000  American Express
            Master Trust,
            Series 1992
            Class A, 6.60%  . .    05/15/00    1,407,645
 2,542,228  Premier Auto Trust,
            Series 1993
            Class A2, 4.65%   .    11/02/99    2,419,082
 1,500,000  Premier Auto Trust,
            Series 1994
            Class A3, 6.35%   .    05/02/00    1,447,500
 1,500,000  Standard Credit
            Card Master Trust,
            Series 1991
            Class A, 7.88%  . .    11/07/98    1,480,770
                                               ---------

TOTAL FIXED INCOME - OTHER
  (Cost $6,993,837) . . . . . . . . .         $6,754,997
                                               ---------





    The accompanying notes are an integral part of the financial statements.

 NASL SERIES TRUST
 PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1994
 (SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
 --------------------------------------------------



Prinicipal
  Amount                                       Value
  ------                                       -----
REPURCHASE AGREEMENT-1.90%
$2,092,000   Repurchase Agreement with UBS
             Securities dated 12/30/94 at 5.50%, to
             be repurchased at $2,093,278 on
             01/03/95, collateralized by $1,685,000
             U.S.Treasury Bond, 11.625% due
             11/15/04 (valued at $2,135,354,
             including interest)  . .         $2,092,000
                                               ---------

TOTAL INVESTMENTS (Investment Quality
  Bond Trust) (Cost $114,212,364) . .       $109,878,094
                                            ============

U.S. GOVERNMENT SECURITIES TRUST

 Principal
   Amount                          Maturity      Value
   ------                          --------      -----
U.S. GOVERNMENT AGENCY AND
MORTGAGE - BACKED OBLIGATIONS-48.40%
FEDERAL HOME LOAN BANK-7.10%
   $250,000  6.49%  . . . . . .   09/08/97      $241,093
  9,000,000  6.59%  . . . . . .   08/11/97     8,640,000
  8,000,000  8.25%  . . . . . .   09/25/96     8,050,000
                                              ----------
                                              16,931,093
FEDERAL HOME LOAN MORTGAGE
  CORPORATION-19.04%
    870,530  6.50%, Class D . .   02/15/02       866,987
     60,868  6.50%  . . . . . .   07/01/06        58,861
 11,626,001  6.65%, Series 1477   05/15/18    10,499,674
    217,118  7.00%  . . . . . .   12/01/04       206,114
    264,883  8.25%  . . . . . .   07/01/06       256,158
 28,000,000  8.50% TBA**  . . .   07/25/24    27,545,000
  5,625,933  10.75% .   09/01/09 - 03/01/16    5,985,459
                                              ----------
                                              45,418,253
FEDERAL NATIONAL MORTGAGE
  ASSOCIATION-19.95%
 16,250,000  5.94%  . . . . . .   01/29/98    15,368,763
    310,560  6.50%  . . . . . .   10/01/05       292,675
 20,000,000  8.00% TBA**  . . .   01/01/99    19,156,200
  5,908,528  8.00%  .   08/01/04 - 12/01/24    5,659,846
   $440,174    8.25%  . . . . .    09/01/08     $425,146
     79,582    8.50%  . . . . .    02/01/09       79,752
    423,434    8.75%  . . . . .    08/01/09      417,988
      7,445  10.00% . . . . . .    04/01/16        7,808
     41,661  10.50% . . . . . .    03/01/16       44,319
    963,621  11.00% .   02/01/09 - 12/01/15    1,039,811
  2,257,139  12.00% .   02/01/98 - 02/01/16    2,470,479
  2,404,123  12.50% .   05/01/12 - 05/01/15    2,647,540
                                              ----------
                                              47,610,327
GOVERNMENT NATIONAL MORTGAGE
  ASSOCIATION-0.41%
    282,541    7.50%  . . . . .    02/15/07      273,203
     18,146    8.00%  . . . . .    10/15/05       18,026
    491,702    9.50%  . . . . .    09/15/20      507,220
     68,403  11.00% . . . . . .    09/15/15       74,303
    103,663  11.50% .   02/15/13 - 07/15/13      113,899
                                                 -------
                                                 986,651
TENNESSEE VALLEY AUTHORITY-1.90%
 4,500,000  8.25%   . . . . . .    11/15/96    4,526,145
                                               ---------

TOTAL U.S. GOVERNMENT AGENCY AND
MORTGAGE - BACKED OBLIGATIONS
  (Cost $117,348,117) . . . . . . . .       $115,472,469
                                            ------------

U.S. TREASURY OBLIGATIONS-23.20%
U.S. TREASURY BONDS-11.19%
  5,000,000    8.875% . . . . .   08/15/17     5,446,850
1 7,000,000  11.875%  . . . . .   11/15/03    21,260,540
                                              ----------
                                              26,707,390
U.S. TREASURY NOTES-12.01%
 10,000,000  5.875% . . . . . .    05/31/96    9,782,800
 11,000,000    6.50%  . . . . .    09/30/96   10,802,330
    750,000    7.25%  . . . . .    08/31/96      745,665
  7,300,000  7.875% . . . . . .    11/15/04    7,320,513
                                              ----------
                                              28,651,308

TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $56,685,766)  . . . . . . . .        $55,358,698
                                             -----------





  The accompanying notes are an integral part of the financial statements.

 NASL SERIES TRUST
 PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1994
 (SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
---------------------------------------------------

  Principal
   Amount                          Maturity      Value
  ---------                        --------      -----
COLLATERALIZED MORTGAGE OBLIGATIONS-4.72%
   $153,001  Collateralized Mortgage
             Securities Company,
             Series 88, Class 11
             9.20%, (Collateralized
             by FNMA 9.50%) . .    07/01/03   $154,579
    108,404  Drexel Burnham Lambert,
             9.30%, (Collateralized
             by GNMA 10.00%)  .    06/01/17    110,742
     86,472  Goldman Sachs Trust 7,
             Series C, Class C2
             9.10%, (Collateralized
             by FNMA 9.50%) . .    04/27/17     86,688
     73,281  Merrill Lynch Trust XXV,
             Class B, 8.75%,
             (Collateralized by
             FHLMC 10.00%)  . .    03/20/19     73,143
  8,772,268  Ryland Acceptance
             Corporation Four, 86F
             8.75%, (Collateralized
             by GNMA 9.50%) . .    04/01/19  8,566,645
  2,456,578  Shearson Lehman,
             Incorporated, 7.50%,
             (Collateralized by
             GNMA 11.50%) . . .    06/01/18  2,276,928
                                            ----------
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS  (Cost $12,334,178) . . . . .  $11,268,725
                                            ----------
SHORT TERM INVESTMENT-0.78%
   2,000,000  United States Treasury Bills,
              zero coupon due 12/14/95     $ 1,870,935
                                            ----------

 Principal
  Amount                                       Value
 ---------                                     -----
REPURCHASE AGREEMENTS-22.90%***
$27,316,000   Repurchase Agreement with State
              Street Bank & Trust, dated 12/30/94
              at 5.50%, to be repurchased at
              $27,332,693 on 01/03/95, collater-
              alized by $28,410 000 U.S. Treasury
              Note, 6.50% due 05/15/97 (valued
              at $28,096,977, including
              interest) . . . . . . . .   $ 27,316,000

27,316,000    Repurchase Agreement with
              UBS Securities, dated 12/30/94
              at 5.75%, to be repurchased at
              $27,333,452 on 01/03/95,
              collateralized by $28,910 000
              U.S. Treasury Note, 6.75%
              due 05/31/99 (valued at
              $28,028,206, including
              interest) . . . . . . .       27,316,000
                                           -----------
                                          $ 54,632,000
TOTAL INVESTMENTS
 (U.S. Government Securities Trust)
  (Cost $242,870,996) . . . . . . . .     $238,602,827
                                           ===========

MONEY MARKET TRUST

  Principal
   Amount                         Maturity       Value
  ---------                       --------       -----
U.S. GOVERNMENT AGENCY OBLIGATIONS-31.03%
FEDERAL HOME LOAN MORTGAGE
  CORPORATION-15.99%
 $5,000,000 5.60%   . . . . . .  01/18/95    $ 4,986,778
  5,000,000 5.65%   . . . . . .  01/31/95      4,976,458
 13,385,000 5.90%   . . . . . .  01/04/95     13,378,419
 20,530,000 6.25%   . . . . . .  01/03/95     20,522,872
                                              ----------
                                             $43,864,527




*** At December 31, 1994 a portion of these securities was pledged to cover forward commitments purchased.

    The accompanying notes are an integral part of the financial statements.

 NASL SERIES TRUST
 PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1994
 (SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
 --------------------------------------------------


  Principal
   Amount                         Maturity       Value
  ---------                       --------       -----
FEDERAL NATIONAL MORTGAGE
  ASSOCIATION-8.51%
$23,405,000 5.96%   . . . . . .   01/18/95    $23,339,128
                                               ----------

STUDENT LOAN MARKETING ASSOCIATION-6.53%
 10,000,000 FRN, 5.91%  . . . .   09/28/98     10,000,000
  7,900,000 FRN, 5.92%  . . . .   02/22/99      7,901,064
                                              -----------
                                               17,901,064
TOTAL U.S. GOVERNMENT
  AGENCY OBLIGATIONS  . . . . . . . .         $85,104,719
                                               ----------
COMMERCIAL PAPER-68.61%
10,000,000  American General Finance
            Corporation, 6.00%    01/09/95      9,986,667
 9,000,000  American Home Products
            Corporation, 5.92%    02/06/95      8,946,720
 5,000,000  Associates Corporation of
            North America, 6.05%  01/30/95      4,975,632
 5,000,000  Associates Corporation of
            North America, 6.06%  01/26/95      4,978,958
10,000,000  BP Australia Finance,
            Ltd, 6.07%  . . . .   01/12/95      9,981,453
 9,000,000  Bank of New York,
            Wilmington, FRN,
             5.69%  . . . . . .   06/02/95      8,999,625
 9,000,000  Bear Stearns Companies,
            Incorporated, 6.09%   01/31/95      8,954,325
10,000,000  CIESCO, L.P,.5.95%    01/05/95      9,993,389
 2,400,000  Carolina Telephone and
            Telegraph Company,
            6.00%   . . . . . .   01/10/95      2,396,400
 2,000,000  Central & South West
            Corporation, 6.05%    01/10/95      1,996,975
 9,000,000  Chrysler Financial
            Corporation, 5.80%    01/23/95      8,968,100
 5,000,000  Corestates Capital
            Corporation, 5.69%    03/28/95      5,000,000
 8,000,000  Delaware Funding
            Corporation, 6.03%    01/11/95      7,986,600
10,000,000  General Motors
            Acceptance Corporation,
            5.85%   . . . . . .   01/18/95     $9,972,375
 8,000,000  Generale Bank,
            Incorporated, 5.50%   01/31/95      7,963,333
 8,000,000  Government Development
            Bank of Puerto Rico,
            6.10%   . . . . . .   01/13/95      7,983,733
10,000,000  IBM Credit Corporation,
            6.07%   . . . . . .   01/12/95      9,981,453
 9,000,000  National Australia
            Funding, Corporation,
            6.00%   . . . . . .   01/03/95      8,997,000
 6,000,000  Preferred Receivables
            Funding, Corporation,
            6.00%   . . . . . .   01/10/95      5,991,000
 3,000,000  Preferred Receivables
            Funding, Corporation,
            6.10%   . . . . . .   01/05/95      2,997,967
 9,000,000  Sears Roebuck Acceptance
            Corporation, 5.55%    02/03/95      8,954,212
 9,000,000  SMM Trust, 94-H FRN,
            6.03%   . . . . . .   02/22/95      8,999,635
 9,000,000  Society National Bank,
            FRN, 5.59%  . . . .   05/18/95      8,996,283
 5,000,000  Texaco, Incorporated,
            6.00%   . . . . . .   01/13/95      4,990,000
 9,200,000  Washington Gas Light
            Company, 6.00%  . .   01/05/95      9,193,868
                                                ---------

TOTAL COMMERCIAL PAPER  . . . . . . .        $188,185,703
                                              -----------





    The accompanying notes are an integral part of the financial statements.

 NASL SERIES TRUST
 PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1994
 (SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
 --------------------------------------------------


  Principal
   Amount                                          Value
  ---------                                        -----
REPURCHASE AGREEMENT-0.36%
  $976,000    Repurchase Agreement with
              Donaldson Lufkin Jenrette
              Securities Corporation, dated
              12/30/94 at 5.875%, to be
              repurchased at $976,637 on
              01/03/95, collateralized by
              $974,000 U.S.Treasury Note,
              8.375%. due 04/15/95
              (valued at $1,017,584,
              including interest) . .            $976,000
                                                  -------

TOTAL INVESTMENTS
  (Money Market Trust)  . . . . . . .        $274,266,422
                                             ============






    The accompanying notes are an integral part of the financial statements.

 NASL SERIES TRUST
 PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1994
 (SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
 --------------------------------------------------


ASSET ALLOCATION TRUSTS
                                      AGGRESSIVE                   MODERATE                 CONSERVATIVE
                                 --------------------        -------------------        ----------------------
                                 Shares        Value         Shares        Value        Shares           Value
                                 ------       -------        ------       -------       -------          ------
COMMON STOCKS:                    71.29%                      50.14%                      27.77%
AGRICULTURE:                                     0.07%                       0.06%                         0.03%
Carter Holt Harvey  . . . . .    31,900       $65,348        83,000      $170,028        10,100         $20,690
Dekalb Genetics Corporation,
  Class B . . . . . . . . . .     2,500        66,875         5,900       157,825         1,400          37,450
                                             --------                     -------                        ------
                                              132,223                     327,853                        58,140
MINING:                                          1.01%                       0.71%                         0.47%
American Barrick Resources
  Corporation . . . . . . . .     4,100        91,225         4,800       106,800         2,300          51,175
Amoco Corporation . . . . . .     8,100       478,913        16,700       987,387         5,500         325,187
Broken Hill Proprietary
  Company, Ltd  . . . . . . .    12,459       189,165        32,517       493,706         3,950          59,973
Camco International
  Incorporated  . . . . . . .     2,500        47,188         5,600       105,700         1,600          30,200
Nacco Industries, Incorporated,
  Class A . . . . . . . . . .     3,200       154,800         8,600       416,025         1,600          77,400
Newmont Mining Corporation  .    12,800       460,800        31,100     1,119,600         7,200         259,200
Pittston Minerals Group . . .     6,700       170,850        17,900       456,450         4,600         117,300
Questar Corporation . . . . .     2,600        71,500         6,500       178,750         1,400          38,500
Santa Fe Pacific Gold Corporation*2,340        30,127         5,160        66,435         1,000          12,875
Sungei Way Holdings . . . . .    27,000       107,852        65,000       259,644         9,000          35,951
                                           ----------                  ----------                   -----------
                                            1,802,420                   4,190,497                     1,007,761
OIL &GAS EXPLORATION:                            4.86%                       3.24%                         1.99%
Amerada Hess Corporation  . .    14,500       661,563        35,300     1,610,563         8,400         383,250
Ampolex, Ltd  . . . . . . . .    61,144       164,998       159,199       429,600        19,367          52,262
Anadarko Petroleum Corporation     ----          ----          ----          ----           700          26,950
British Petroleum Company,
  PLC, ADR  . . . . . . . . .    17,700     1,413,787        40,000     3,195,000         9,500         758,812
Burlington Resources,
  Incorporated  . . . . . . .     2,300        80,500         6,300       220,500         1,200          42,000
Chevron Corporation . . . . .     2,100        93,713         4,700       209,738         2,900         129,413
E.I. Du Pont De Nemours &
  Company . . . . . . . . . .    23,000     1,293,750        51,300     2,885,625        13,000         731,250
Exxon Corporation . . . . . .     8,000       486,000        11,500       698,625         1,400          85,050
Halliburton Company . . . . .    32,100     1,063,313        75,200     2,491,000        17,300         573,063
Mobil Corporation . . . . . .     4,700       395,975        12,300     1,036,275         2,100         176,925
Occidental Petroleum
  Corporation . . . . . . . .     1,200        23,100         7,400       142,450          ----            ----

* Non-income producing.


    The accompanying notes are an integral part of the financial statements.

 NASL SERIES TRUST
 PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1994
 (SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
 --------------------------------------------------

                                      AGGRESSIVE                   MODERATE                 CONSERVATIVE
                                 --------------------        -------------------        ----------------------
                                 Shares        Value         Shares        Value        Shares           Value
                                 ------       -------        ------       -------       -------          ------
OIL &GAS EXPLORATION - CONTINUED
OMV, AG*  . . . . . . . . . .       820       $69,464         2,040      $172,813          ----             ----
Pacific Enterprises . . . . .    33,900       720,375        43,700       928,625        10,800         $229,500
Schlumberger, Ltd.  . . . . .    16,500       831,187        39,000     1,964,624         8,800         443,300
Total, SA, Class B* . . . . .     8,650       502,383        21,350     1,239,987         2,800         162,621
Total, SA, ADR  . . . . . . .    12,200       359,900        27,600       814,200         6,300         185,850
Unocal Corporation  . . . . .    20,300       553,175        44,300     1,207,175         9,000         245,250
                                           ----------                 -----------                    ----------
                                            8,713,183                  19,246,800                     4,225,496
FOOD PRODUCTS:                                   3.52%                       2.39%                         1.61%
Anheuser-Busch Companies,
  Incorporated  . . . . . . .       900        45,788          ----          ----         1,300          66,138
Archer-Daniels-Midland Company   15,526       320,224        39,367       811,944        10,264         211,695
The Coca-Cola Company . . . .     5,800       298,700        10,800       556,200         2,700         139,050
CPC International, Incorporated   6,200       330,150        17,100       910,575         4,700         250,275
Dean Foods Company  . . . . .    10,800       313,200        20,300       588,700         4,700         136,300
Dr. Pepper/Seven-Up Companies,
  Incorporated* . . . . . . .     8,300       212,687        22,300       571,438         5,900         151,187
Dole Food Company, Incorporated   8,900       204,700        18,600       427,800         3,500          80,500
Goodmark Foods, Incorporated      4,600        75,900        10,800       178,200         2,600          42,900
Hershey Foods Corporation . .      ----          ----          ----          ----           300          14,513
House Foods Corporation . . .    13,000       258,434        33,000       656,024         4,000          79,518
Kirin Brewery Company . . . .    35,000       390,060        84,000       936,145        12,000         133,735
Pepsico, Incorporated . . . .    17,600       638,000        40,900     1,482,625        11,300         409,625
Philip Morris Companies,
  Incorporated  . . . . . . .    37,900     2,179,250        87,000     5,002,500        20,900       1,201,750
Ralcorp Holdings, Incorporated*  15,266       339,668        34,100       758,725         7,800         173,550
Ralston Purina Company  . . .     8,000       357,000        14,000       624,750         4,100         182,962
Tootsie Roll Industries,
  Incorporated  . . . . . . .     1,618        99,507         3,700       227,550         1,200          73,800
Tyson Foods, Incorporated,
  Class A . . . . . . . . . .    11,300       240,125        22,000       467,500         3,300          70,125
                                           ----------                ------------                   -----------
                                            6,303,393                  14,200,676                     3,417,623
TEXTILE MILL PRODUCTS:                           0.13%                       0.09%                         0.07%
Jones Apparel Group,
  Incorporated* . . . . . . .     2,700        69,525          7800       200,850         1,600          41,200
Masland Corporation . . . . .     5,000        78,125        11,400       178,125         3,200          50,000
Warnaco Group, Incorporated,
  Class A*  . . . . . . . . .     4,800        82,800        10,600       182,850         3,400          58,650
                                             --------                     -------                      --------
                                              230,450                     561,825                       149,850

* Non-income producing.


    The accompanying notes are an integral part of the financial statements.

NASL SERIES TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1994--CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
-------------------------------------------------------


                                      AGGRESSIVE                   MODERATE                 CONSERVATIVE
                                 --------------------        -------------------        ----------------------
                                 Shares        Value         Shares        Value        Shares           Value
                                 ------       -------        ------       -------       -------          ------
FURNITURE & FIXTURES:                            0.06%                       0.02%                         0.01%
Syratech Corporation* . . . .     3,500       $64,313         7,600      $139,650          ----            ----
Weyerhaeuser Company  . . . .     1,200        45,000          ----          ----          ----            ----
Willamette Industries, Incorporated----          ----          ----          ----           600         $28,500
                                          -----------                 -----------                        ------
                                              109,313                     139,650                        28,500
PAPER, PRINTING &
  PUBLISHING:                                    1.75%                       1.19%                         0.63%
Caraustar Industries,
  Incorporated  . . . . . . .     2,000        44,500         5,700       126,825         1,000          22,250
Consolidated Papers,
  Incorporated  . . . . . . .       700        31,500          ----          ----          ----            ----
International Paper Company .     3,100       233,663         7,700       580,388         2,400         180,900
James River Corporation
  of Virginia . . . . . . . .     2,700        54,675         3,200        64,800          ----            ----
McClatchy Newspapers,
  Incorporated, Class A . . .     3,900        83,850         8,100       174,150         2,700          58,050
Meredith Corporation  . . . .     1,200        55,950         2,000        93,250         1,300          60,613
Mirror Group, PLC . . . . . .   128,000       260,365       314,100       638,914        41,900          85,229
New Oji Paper Company . . . .    30,000       316,265        78,000       822,289         9,000          94,880
News International  . . . . .    60,000       200,908          ----          ----          ----            ----
Nippon Paper Industries . . .    40,000       293,976       105,000       771,686        13,000          95,541
Pulitzer Publishing Company .     2,500       100,313         5,700       228,713         1,400          56,175
The E.W. Scripps Company
  Class A . . . . . . . . . .     4,000       121,000         8,500       257,125          ----            ----
Temple-Inland, Incorporated .    22,800     1,028,850        52,200     2,355,525        12,800         577,600
Times Mirror Company  . . . .     2,000        62,750         5,100       160,013         1,200          37,650
Ver Ned Uitgevers . . . . . .     2,350       243,948         6,050       628,037           750          77,856
Westvaco Corporation  . . . .      ----          ----         4,000       157,000          ----            ----
                                            ---------                   ---------                    ----------
                                            3,132,513                   7,058,715                     1,346,744

CHEMICALS PRODUCTS:                              7.12%                       4.95%                         2.99%
Akzo Nobel N.V., ADR  . . . .     2,500       145,313         6,600       383,625         2,000         116,250
Azko Nobel N.V. . . . . . . .     1,750       202,028         4,750       548,361           700          80,811
Allergan, Incorporated  . . .    21,900       618,675        50,100     1,415,325        11,800         333,350
American Home Products
  Corporation . . . . . . . .     2,900       181,975         4,300       269,825         1,400          87,850
ARCO Chemical Company . . . .     4,800       211,200         8,700       382,800         2,100          92,400
Baxter International,
  Incorporated  . . . . . . .    13,800       389,850        32,900       929,425         8,600         242,950
Bristol Myers Squibb Company.     5,800       335,675        11,400       659,775         1,400          81,025

*Non-income producing

     The accompanying notes are an integral part of the financial statements.

NASL SERIES TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1994--CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
-------------------------------------------------------


                                      AGGRESSIVE                   MODERATE                 CONSERVATIVE
                                 --------------------        -------------------        ----------------------
                                 Shares        Value         Shares        Value        Shares           Value
                                 ------       -------        ------       -------       -------          ------
CHEMICALS PRODUCTS - CONTINUED
CCA Industries, Incorporated*    12,500       $49,219        28,400      $111,825         6,300         $24,806
CellPro, Incorporated*  . . .     6,400        63,200        13,700       135,288          ----            ----
Ciba-Geigy, AG* . . . . . . .       165        98,445           505       301,303            55          32,815
Cor Therapeutics, Incorporated*   7,600        83,600        16,800       184,800         4,100          45,100
Cytec Industries, Incorporated*   4,300       167,700        10,300       401,700         2,300          89,700
The Dial Corporation  . . . .    31,000       658,750        74,400     1,581,000        14,600         310,250
The Dow Chemical Company  . .     6,100       410,225        15,800     1,062,550         3,100         208,475
Eastman Chemical Company  . .     5,200       262,600        11,200       565,600         2,200         111,100
Elan Corporation, PLC, ADR* .      ----          ----         4,100       146,063           500          17,813
Eli Lilly and Company . . . .      ----          ----          ----          ----         1,600         105,000
Genentech, Incorporated*  . .    10,200       462,825        21,300       966,488         4,600         208,725
W.R. Grace & Company  . . . .    25,800       996,525        59,600     2,302,050        14,900         575,513
Great Lakes Chemical Corporation  1,800       102,600         2,100       119,700           300          17,100
Guest Supply, Incorporated* .     3,800        72,200         6,000       114,000         1,500          28,500
Imperial Chemical Industries,
  PLC, ADR  . . . . . . . . .     4,900       227,850        12,000       558,000         3,100         144,150
Johnson & Johnson . . . . . .     7,800       427,050        17,900       980,025         4,900         268,275
London International
  Group, PLC* . . . . . . . .   343,500       483,727       894,500     1,259,662       108,800         153,215
Nicca Chemical Company  . . .     8,000       115,663        21,000       303,614         3,000          43,373
Olin Corporation  . . . . . .      ----          ----          ----          ----           300          15,450
Pfizer, Incorporated  . . . .     9,900       764,775        22,300     1,722,675         6,000         463,500
PPG Industries, Incorporated      2,000        74,250         2,400        89,100          ----            ----
Protein Design Laboratories,
  Incorporated* . . . . . . .     3,100        48,825         6,600       103,950         1,600          25,200
Sankyo Company* . . . . . . .    25,000       622,490        60,000     1,493,976         8,000         199,197
Sankyo Company NPV* . . . . .     2,000       134,538         5,000       336,345         1,000          67,269
Schering, AG* . . . . . . . .       900       590,630         2,250     1,476,576           300         196,878
Schering-Plough Corporation .    22,200     1,642,800        49,900     3,692,600        11,500         851,000
Sequa Corporation, Class A* .     2,000        52,000          ----          ----         1,300          33,800
Solvay  . . . . . . . . . . .       250       118,673           700       332,285           100          47,469
Union Carbide Corporation . .    15,300       449,437        35,000     1,028,125         9,400         276,125
Warner-Lambert Company  . . .    14,100     1,085,700        33,300     2,564,100         8,100         623,700
Watson Pharmaceuticals,
  Incorporated* . . . . . . .     4,300       112,875         9,300       244,125         2,100          55,125
Yamanouchi Pharmaceutical . .    11,000       226,406        28,000       576,305         4,000          82,329
Zenith Laboratories, Incorporated*2,100        51,713         3,600        88,650          ----           ----
                                           ----------                  ----------                    ----------
                                           12,742,007                  29,431,616                     6,355,588

*Non-income producing

   The accompanying notes are an integral part of the financial statements.

NASL SERIES TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1994--CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
-------------------------------------------------------



                                      AGGRESSIVE                   MODERATE                 CONSERVATIVE
                                 --------------------        -------------------        ----------------------
                                 Shares        Value         Shares        Value        Shares           Value
                                 ------       -------        ------       -------       -------          ------
RUBBER & PLASTIC:                                0.72%                       0.54%                         0.28%
Bandag, Incorporated  . . . .     6,000      $363,000        13,900      $840,950         3,000        $181,500
Bridgestone Corporation . . .    24,000       375,904        59,000       924,096         9,000         140,964
Coleman Company, Incorporated*     ----          ----          ----          ----         1,000          35,125
Goodyear Tire & Rubber
  Company . . . . . . . . . .     4,800       161,400        11,700       393,412         2,700          90,788
Park-Ohio Industries, Incorporated*----          ----         5,600        72,100         1,000          12,875
Pirelli Tyre Holdings*  . . .    22,950       137,496        59,750       357,970         7,250          43,435
WPP Group, PLC  . . . . . . .   148,000       253,575       365,000       625,372        48,900          83,783
                                           ----------                  ----------                      --------
                                            1,291,375                   3,213,900                       588,470

BUILDING MATERIALS & CONSTRUCTION:               1.78%                       1.21%                         0.54%
Corporacion Financiera Alba .     3,800       161,094         7,900       334,906         1,200          50,872
Georgia-Pacific Corporation .     5,800       414,700        11,800       843,700         2,500         178,750
Holderbank Financiere Glarus, AG    270       204,408           400       302,827            90          68,136
Ishikawajima Construction Material7,000       119,478        19,000       324,297         2,000          34,137
Japan Foundation Engineer . .     7,000       145,482        16,600       345,000         2,400          49,880
Kaneshita Construction  . . .     8,000       112,450        23,000       323,293         3,000          42,169
Kyocera Corporation . . . . .     3,000       222,590         5,000       370,984         1,000          74,196
Lafarge Corporation . . . . .    15,900       282,225        24,100       427,775         4,000          71,000
Marui Company . . . . . . . .    24,000       438,554        59,000     1,078,112         8,000         146,185
Medusa Corporation  . . . . .     6,100       149,450        16,150       395,675         3,800          93,100
Schuler Homes, Incorporated*      1,700        24,225         4,300        61,275           900          12,824
Sho Bond Corporation  . . . .     5,000       130,522        13,000       339,357         2,000          52,209
Tesco, PLC  . . . . . . . . .   191,500       746,104       499,200     1,944,936        66,700         259,870
Wickes Lumber Company*  . . .     4,100        42,025        10,700       109,675         1,800          18,450
                                            ---------                   ---------                     ---------
                                            3,193,307                   7,201,812                     1,151,778

METAL PRODUCTS:                                  1.71%                       1.23%                         0.67%
British Steel, PLC* . . . . .    84,500       203,614       237,400       572,048        31,000          74,699
Hitachi, Ltd  . . . . . . . .    83,000       824,167       204,000     2,025,663        29,000         287,962
Outokumpu OY* . . . . . . . .     8,300       152,406        21,600       396,623         2,650          48,660
Rockwell International
  Corporation . . . . . . . .     3,100       110,825         7,500       268,125         2,800         100,100
Texas Instruments, Incorporated  14,400     1,078,200        32,800     2,455,900         9,300         696,338
Tostem Corporation  . . . . .    13,000       379,819        28,000       818,072         4,000         116,867
Transtechnology Corporation .     4,100        47,150         9,500       109,250         2,300          26,450
Ugine, SA . . . . . . . . . .     3,700       259,783         9,600       674,031         1,150          80,743
                                            ---------                   ---------                     ---------
                                            3,055,964                   7,319,712                     1,431,819




*Non-income producing


    The accompanying notes are an integral part of the financial statements.

NASL SERIES TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1994--CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
-------------------------------------------------------



                                      AGGRESSIVE                   MODERATE                 CONSERVATIVE
                                 --------------------        -------------------        ----------------------
                                 Shares        Value         Shares        Value        Shares           Value
                                 ------       -------        ------       -------       -------          ------
INDUSTRIAL & COMMERICAL MACHINERY:               3.52%                       2.46%                         1.53%
ASTEC Industries, Incorporated*   3,100       $39,525         6,400       $81,600         1,400         $17,850
Canon, Incorporated . . . . .    20,000       339,357        53,000       899,297         6,000         101,807
Caterpillar, Incorporated . .    11,900       655,987        25,500     1,405,688         6,200         341,775
Cincinnati Milacron,
  Incorporated  . . . . . . .      ----          ----         2,800        66,150           500          11,813
Cisco Systems, Incorporated*      2,600        91,325         4,200       147,525         1,400          49,175
Compaq Computer
  Corporation*  . . . . . . .    18,300       722,850        40,100     1,583,950         9,100         359,450
CrossComm Corporation*  . . .    14,000       161,000        29,000       333,500         8,200          94,300
Digital Equipment Corporation*    8,800       292,600        19,400       645,05         04,300         142,975
EMC Corporation*  . . . . . .     7,500       162,188        15,900       343,838         3,700          80,013
Fedders Corporation, Class A*      ----          ----          ----          ----         3,050          16,013
Fedders USA, Incorporated*  .    10,000        71,250        23,800       169,575         6,100          43,463
Goulds Pumps, Incorporated  .     6,500       140,562        13,700       296,263         3,600          77,850
Harnischfeger Industries,
  Incorporated  . . . . . . .    10,791       303,497        24,634       692,831         6,691         188,184
International Business
  Machines Corporation  . . .    24,300     1,786,050        57,900     4,255,650        14,600       1,073,100
International Imaging Material*   4,500       146,250         9,700       315,250         2,800          91,000
Liberty Technologies, Incorporated*----          ----        11,800        44,250         3,000          11,250
Mannesmann, AG  . . . . . . .       900       245,080         1,900       517,390           300          81,693
Natural Microsystems
  Corporation*  . . . . . . .     5,200        68,900        12,300       162,975         2,200          29,150
Sharp Corporation . . . . . .    32,000       578,313        79,000     1,427,711        12,000         216,867
Sony Corporation  . . . . . .     4,400       249,599        12,000       680,722         1,600          90,762
Sun Microsystems, Incorporated*   6,800       241,400        16,100        571,55        04,000         142,000
                                            ---------                  ----------                    ----------
                                            6,295,733                  14,640,765                     3,260,490
ELECTRONIC & OTHER ELECTRICAL
  EQUIPMENT:                                      5.54%                       3.90%                        2.00%
Advanced Micro Devices,
  Incorporated* . . . . . . .     6,700       166,663        15,300       380,588         3,700          92,038
Boston Scientific Corporation*    2,600        45,175         5,200        90,350         1,600          27,800
Cabletron Systems,
  Incorporated* . . . . . . .     5,450       253,425        11,300       525,450         2,900         134,850
Ericsson L.M. Telephone
  Company, ADR  . . . . . . .     6,800       374,850        13,500       744,188         3,200         176,400
Fanuc . . . . . . . . . . . .     8,000       376,707        20,000       941,767         2,000          94,177
Fujitsu, Ltd  . . . . . . . .    43,000       436,044       105,000     1,064,759        15,000         152,108




*Non-income producing


    The accompanying notes are an integral part of the financial statements.

NASL SERIES TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1994--CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
-------------------------------------------------------


                                      AGGRESSIVE                   MODERATE                 CONSERVATIVE
                                 --------------------        -------------------        ----------------------
                                 Shares        Value         Shares        Value        Shares           Value
                                 ------       -------        ------       -------       -------          ------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT - CONTINUED:
General Electric Company  . .    58,700    $2,993,700       134,900    $6,879,900        30,100      $1,535,100
Gentex Corporation* . . . . .     1,600        38,800         3,500        84,875           800          19,400
Hitachi Metals, Ltd . . . . .     7,000        85,743        17,000       208,233         2,000          24,498
Intel Corporation . . . . . .     7,200       459,900        16,200     1,034,775         3,600         229,950
Matsushita Electric Industrial
  Company, Ltd  . . . . . . .    46,000       757,430       113,000     1,860,643        17,000         279,920
Mitsubishi Electric Corporation  77,000       546,576       187,000     1,327,400        27,000         191,657
Motorola, Incorporated  . . .     8,300       480,363        17,500     1,012,813         4,700         272,013
National Semiconductor
  Corporation*  . . . . . . .     2,600        50,700         5,800       113,100         1,200          23,400
NEC Corporation . . . . . . .    38,000       434,940        93,000     1,064,458        14,000         160,241
Network General Corporation*      1,700        43,669          ----          ----          ----            ----
Nippon Denwa Shisetsu . . . .     9,000       118,373        24,000       315,663         3,000          39,458
Nokia OY (AB) . . . . . . . .     2,350       347,193         6,150       908,611           750         110,806
Omron Corporation . . . . . .    15,000       275,602        36,000       661,446         5,000          91,867
Philips Electronics*  . . . .    27,150       803,912        67,100     1,986,831         9,000         266,490
Raytheon Company  . . . . . .     1,700       108,587         5,100       325,763          ----            ----
Sanmina Corporation*  . . . .     5,200       141,700        10,900       297,025         2,500          68,125
Scientific-Atlanta, Incorporated  2,900        60,900         6,600       138,600         1,300          27,300
Spacelabs Medical, Incorporated*  2,800        65,100         6,100       141,824         1,900          44,176
Sumitomo Electric Industries, Ltd23,000       327,912        59,000       841,164         7,000          99,799
Thermo Electron Corporation*      1,700        76,287         3,100       139,112         1,700          76,288
TSI, Incorporated . . . . . .     2,200        18,150          ----          ----         1,200           9,900
Xilinx, Incorporated* . . . .       600        35,550         1,000        59,250          ----            ----
                                            ---------                  ----------                     ---------
                                            9,923,951                  23,148,587                     4,247,759

TRANSPORTATION EQUIPMENT:                        3.61%                       2.61%                         1.37%
AlliedSignal, Incorporated  .     3,200       108,800        16,400       557,600         5,400         183,600
Autozone, Incorporated* . . .     8,900       215,825        19,000       460,750         4,200         101,850
Bayerische Motorenwerk, AG  .       550       271,859         1,300       642,576           150          74,143
Boeing Company  . . . . . . .     5,900       275,825        13,000       607,750         3,200         149,600
Chrysler Corporation  . . . .     6,200       303,800        13,800       676,200         3,200         156,800
Echlin, Incorporated  . . . .     2,900        87,000         4,500       135,000         1,100          33,000
Ford Motor Company  . . . . .    28,300       792,400        64,200     1,797,600        15,900         445,200
General Motors Corporation  .     8,400       354,900        17,400       735,150         4,600         194,350
Honda Motor Company, Ltd  . .    17,000       302,108        44,000       781,928         5,000          88,855
Martin Marietta Corporation .     1,800        79,875          ----          ----          ----            ----




*Non-income producing

    The accompanying notes are an integral part of the financial statements.

NASL SERIES TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1994--CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
-------------------------------------------------------



                                      AGGRESSIVE                   MODERATE                 CONSERVATIVE
                                 --------------------        -------------------        ----------------------
                                 Shares        Value         Shares        Value        Shares           Value
                                 ------       -------        ------       -------       -------          ------
TRANSPORTATION EQUIPMENT - CONTINUED
McDonnell Douglas Corporation       700       $99,400         1,600      $227,200           300         $42,600
Monro Muffler/Brake,
  Incorporated* . . . . . . .     4,200        72,450         9,400       162,150         2,200          37,950
Nissan Motor Company, Ltd . .    18,000       148,735        48,000       396,627         6,000          49,578
Northrop Grumman
  Corporation . . . . . . . .     1,000        42,000         2,000        84,000           600          25,200
Rollins Truck Leasing
  Corporation . . . . . . .      16,050       190,594        37,800       448,875         9,400         111,625
A.O. Smith Corporation  . .      12,400       303,800        28,300       693,350         6,700         164,150
Spartan Motors, Incorporated      5,300        70,888        11,900       159,163         2,900          38,788
Textron, Incorporated . . .       8,600       433,225        18,500       931,938         5,000         251,875
Toyota Motor Corporation  .      52,000     1,096,386       125,000     2,635,542        18,000         379,518
TRW, Incorporated . . . . .       1,200        79,200          ----          ----          ----            ----
United Technologies Corporation     500        31,438        10,100       635,037          ----            ----
Volvo AB, Series B* . . . .      18,700       352,327        44,600       840,309         6,300         118,698
Vickers, PLC  . . . . . . .      79,700       218,236       187,200       512,595        36,100          98,850
Wickes  . . . . . . . . . .     347,500       494,525       904,500     1,287,189       109,900         156,399
Xtra Corporation  . . . . .         800        36,000         1,800        81,000          ----           ----
                                            ---------                  ----------                    ---------
                                            6,461,596                  15,489,529                    2,902,629

TRANSPORTATION:                                  2.33%                       1.63%                        0.77%
Air Express International
  Corporation . . . . . . . .     2,250        45,000         7,650       153,000          ----            ----
All Nippon Airways  . . . . .    16,000       176,707        40,000       441,767         5,000          55,221
Atlantic Southeast Airlines,
  Incorporated  . . . . . . .     2,900        44,950         5,800        89,900         2,100          32,550
AMR Corporation*  . . . . . .     1,300        69,225         3,000       159,750           800          42,600
Anangel-American Shipholdings,
  Ltd, ADR  . . . . . . . . .     5,000        75,625         8,400       127,050         2,700          40,838
Bergesen DY AS  . . . . . . .    17,900       436,747        44,200     1,078,447         5,900         143,956
CSX Corporation . . . . . . .     8,800       612,700        19,800     1,378,575         4,900         341,163
Comair Holdings, Incorporated     8,600       150,500        19,100       334,250         4,900          85,750
East Japan Railway  . . . . .        75       375,000           127       635,000            26         130,000
Hanshin Electric Railway  . .    51,000       217,620       132,000       563,253        16,000          68,273
Japan Airlines Company* . . .    37,000       261,155        95,000       670,532        12,000          84,699
Kamigumi Company  . . . . . .    24,000       255,422        62,000       659,839         7,000          74,498
Kawasaki Kisen* . . . . . . .    67,000       269,076       146,000       586,345        23,000          92,369
KLM Royal Dutch Airlines* . .     8,500       208,250        19,800       485,100         2,900          71,050




*Non-income producing

    The accompanying notes are an integral part of the financial statements.

NASL SERIES TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1994--CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
-------------------------------------------------------


                                      AGGRESSIVE                   MODERATE                 CONSERVATIVE
                                 --------------------        -------------------        ----------------------
                                 Shares        Value         Shares        Value        Shares           Value
                                 ------       -------        ------       -------       -------          ------
TRANSPORTATION - CONTINUED
Landstar Systems, Incorporated*   4,900      $160,475         7,600      $248,900         2,500         $81,875
Mitsui Osk Lines* . . . . . .    90,000       341,566       234,000       888,072        28,000         106,265
Neptune Orient Lines* . . . .   160,000       219,554       413,000       566,725        52,000          71,355
Nippon Yusen Kaisha (NYK Line)   18,000       118,193        46,000       302,049         6,000          39,398
Northwest Airlines Corporation,
  Class A*  . . . . . . . . .     3,100        48,825         6,500       102,375         2,300          36,224
Santa Fe Pacific Corporation      3,300        57,750         7,300       127,750         1,800          31,500
Skywest, Incorporated . . . .     2,300        28,750         4,700        58,750         1,200          15,000
                                            ---------                   ---------                     ---------
                                            4,173,090                   9,657,429                     1,644,584

COMMUNICATION SERVICES:                          6.79%                       4.80%                         2.80%
ACS Enterprises, Incorporated*    8,500        74,375        19,800       173,250         4,300          37,625
American Telephone and
  Telegraph Corporation . . .    16,800       844,200        41,300     2,075,325        11,500         577,875
AirTouch Communications
  Incorporated* . . . . . . .    21,000       611,625        43,700     1,272,763         8,700         253,388
Ameritech Corporation . . . .    45,200     1,824,950       101,800     4,110,175        24,400         985,150
Bell Atlantic Corporation . .     7,500       373,125        17,000       845,750         4,000         199,000
Bellsouth Corporation . . . .     8,600       465,475        19,400     1,050,025         4,600         248,975
British Telecommunication . .    51,300       303,016       171,800     1,014,779        16,900          99,824
Capital Cities/ABC, Incorporated 16,600     1,364,000        36,400     3,103,100         8,800         750,200
Clear Channel Communications*       300        15,225          ----          ----          ----            ----

Nippon Telegraph & Telephone
  Corporation . . . . . . . .        43       380,351           105       928,765            10          88,454
Nynex Corporation . . . . . .    31,900     1,172,325        77,000     2,829,750        18,400         676,200
Peoples Choice TV Corporation*    3,800        59,850         8,800       138,600         2,100          33,075
Scottish TV . . . . . . . . .    20,100       131,463        56,900       372,151         5,000          32,702
Security Services . . . . . .    10,900       139,512        27,100       346,860         3,500          44,797
Southwestern Bell Corporation    44,500     1,796,688       100,200     4,045,575        24,000         969,000
STET* . . . . . . . . . . . .    69,000       163,642       179,000       424,521        22,000          52,176
Telecom Italia  . . . . . . .   237,000       472,904       619,500     1,236,134        75,000         149,653
Tele Danmark, AS, Series B  .     3,750       190,459         9,300       472,337         1,225          62,216
Telefonica de Espana, SA* . .    30,500       360,323        73,900       873,045         9,600         113,413
Telekom Malaysia  . . . . . .    13,000        88,074        33,000       223,574         6,000          40,650
Telephone & Data Systems,
  Incorporated  . . . . . . .     1,200        55,350         2,000        92,250          ----            ----
TV Francaise  . . . . . . . .     5,600       507,680        13,850     1,255,602         1,850         167,716
U.S. West, Incorporated . . .     2,100        74,812         4,900       174,563          ----            ----
Viacom, Incorporated, Class A*     ----          ----          ----          ----           272          11,322
Viacom, Incorporated, Class B*   16,900       686,563        36,800     1,495,000         8,760         355,875
                                           ----------                  ----------                    ----------
                                           12,155,987                  28,553,894                     5,949,286




*Non-income producing

    The accompanying notes are an integral part of the financial statements.

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PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1994--CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
-------------------------------------------------------



                                      AGGRESSIVE                   MODERATE                 CONSERVATIVE
                                 --------------------        -------------------        ----------------------
                                 Shares        Value         Shares        Value        Shares           Value
                                 ------       -------        ------       -------       -------          ------
ELECTRIC, GAS & SANITARY SERVICES:               1.88%                       1.29%                         0.78%
AES Corporation*  . . . . . .    60,300    $1,175,850       129,100    $2,517,450        29,800        $581,100
American Ecology, Incorporated    2,500        18,125         6,200        44,950         1,400          10,150
Central & South West Corporation  3,300        74,663         7,300       165,163         1,800          40,725
Cinergy Corporation . . . . .      ----          ----         3,500        81,813           900          21,038
The Columbia Gas System,
  Incorporated* . . . . . . .       800        18,800         1,900        44,650           500          11,750
DQE . . . . . . . . . . . . .      ----          ----         2,100        62,213           400          11,850
El Paso Natural Gas Company .       600        18,300         1,400        42,700           400          12,200
General Publishing Utilities
  Corporation . . . . . . . .      ----          ----          ----          ----         1,100          28,875
Hong Kong Electric Holdings, Ltd 77,000       210,475       201,000       549,422        24,500          66,969
Illinova Corporation  . . . .      ----          ----         3,000        65,250           600          13,050
Kansai Electric Power . . . .      ----          ----          ----          ----         2,300          55,422
MCN Corporation . . . . . . .     8,800       159,500        16,000       290,000         4,600          83,375
Nipsco Industries, Incorporated   1,100        32,725         2,600        77,350           600          17,850
Peco Energy Company . . . . .     3,900        95,550         8,600       210,700         2,000          49,000
Peoples Energy Corporation  .     7,100       185,488        19,000       496,375         5,000         130,625
Pinnacle West Capital Corporation 1,600        31,600         3,300        65,175           800          15,800
Sanifill, Incorporated* . . .     2,500        62,500         4,500       112,500         1,400          35,000
Shanks & McEwan . . . . . . .   229,000       302,777       596,000       788,014        72,500          95,857
Tetra Technologies, Incorporated*14,300       169,813        33,100       393,063         8,100          96,188
Tetra Technologies,
  Incorporated New* . . . . .     5,800       102,950        12,800       227,200         2,900          51,475
Tohoku Electric Power,
  Incorporated* . . . . . . .     5,500       139,708          ----          ----          ----            ----
Tokyo Electric Power Incorporated 5,600       156,305        14,500       404,718         1,800          50,241
VEBA, AG  . . . . . . . . . .     1,000       348,456         2,700       940,826           400         139,382
Western Gas Resources,
  Incorporated  . . . . . . .     3,500        67,373         5,900       113,575         2,300          44,275
                                          -----------                  ----------                   -----------
                                            3,370,958                   7,693,107                     1,662,197

WHOLESALE & RETAIL TRADE:                        5.37%                       3.69%                         2.15%
Alco Standard Corporation . .     5,900       370,225        12,900       809,475         3,400         213,350
Amgen, Incorporated*  . . . .     7,300       430,700        16,200       955,800         3,800         224,200
Arnold Industries, Incorporated   4,300        89,225         9,700       201,275         3,500          72,625
Bed Bath & Beyond, Incorporated*  2,100        63,000         3,900       117,000         1,100          33,000
Circuit City Stores, Incorporated13,100       291,475        32,700       727,575         2,900          64,525
Cobra Golf, Incorporated* . .     2,800       100,100         6,600       235,950         1,600          57,200
Consolidated Stores Corporation*  7,400       137,825        16,000       298,000         4,600          85,675




*Non-income producing

    The accompanying notes are an integral part of the financial statements.

NASL SERIES TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1994--CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
-------------------------------------------------------



                                      AGGRESSIVE                   MODERATE                 CONSERVATIVE
                                 --------------------        -------------------        ----------------------
                                 Shares        Value         Shares        Value        Shares           Value
                                 ------       -------        ------       -------       -------          ------
WHOLESALE & RETAIL, CONTINUED
Cygne Designs, Incorporated*.      ----          ----         3,800       $52,250           900         $12,375
Dayton-Hudson Corporation . .     5,600      $396,200        12,600       891,450         3,100         219,325
Dieteren Trading  . . . . . .     1,400        94,624         3,400       229,802           400          27,036
Dillard Department Stores,
  Incorporated, Class A . . .     3,500        93,625         6,500       173,875          ----            ----
DSC Communications
  Corporation*  . . . . . . .    14,400       516,600        29,800     1,069,075         5,300         190,138
Enron Corporation . . . . . .    11,100       338,550        22,500       686,250         5,100         155,550
Friedman's, Incorporated,
  Class A*  . . . . . . . . .     5,500        94,875        13,000       224,250         3,200          55,200
Genuine Parts Company . . . .    20,400       734,400        50,300     1,810,800        10,200         367,200
Home Depot, Incorporated  . .     8,666       398,636        19,966       918,436         6,000         276,000
Hutchinson Whampoa, Ltd*  . .    93,000       376,207       242,000       978,947        29,000         117,312
Leslie's Poolmart*  . . . . .     9,300       123,225        21,300       282,225         5,500          72,875
Lillian Vernon Corporation  .     4,500        68,625        10,500       160,125         2,500          38,125
The Limited, Incorported  . .     6,200       112,375        14,000       253,750         3,300          59,813
Lowe's Companies, Incorporated   16,400       569,900        35,900     1,247,525         8,700         302,325
May Department Stores Company  4162,000        12,200       411,750         3,900       131,625

Medtronic, Incorporated . . .       800        44,500         2,900       161,313           800          44,500
Microage, Incorporated* . . .    10,200       119,850        23,300       273,775         5,500          64,625
Mitsubishi Corporation  . . .    37,000       486,647        90,000     1,183,735        12,000         157,831
Nine West Group, Incorporated*     ----          ----         1,100        31,213          ----            ----
Nintendo Company* . . . . . .     3,800       205,643        10,000       541,165         1,200          64,940
Old American Stores,
  Incorporated* . . . . . . .     5,800        85,550        12,900       190,275         3,400          50,150
Pacific Sunwear of California*    5,100        79,050        11,600       179,800         2,800          43,400
Pioneer Hi-Bred International,
  Incorporated  . . . . . . .     3,700       127,650         6,800       234,600         1,600          55,200
Softbank Corporation* . . . .     1,000       220,884         2,000       441,767          ----            ----
Sears Roebuck & Company . . .    26,400     1,214,400        55,500     2,553,000        13,800         634,800
Seven Eleven Japan  . . . . .     1,000        80,422          ----          ----          ----            ----
Stanhome, Incorporated  . . .     2,500        79,062         7,100       224,537         2,600          82,224
Tabacalera, SA* . . . . . . .      ----          ----         6,000       160,455         1,200          32,091
Tab Corporate Holdings, Ltd*    190,000       346,231       420,000       765,353        65,000         118,447
Tech Data Corporation*  . . .     2,100        35,700         4,600        78,200         1,000          17,000
Toys R Us, Incorporated*  . .    13,900       423,950        32,900     1,003,450         7,000         213,500
Urban Outfitters, Incorporated*   7,600       207,100        17,500       476,875         4,200         114,450
Whitbread, PLC  . . . . . . .    33,000       291,738        81,000       716,085        10,900          96,362
                                            ---------                  ----------                     ---------
                                            9,610,769                  21,951,183                     4,564,994




*Non-income producing

    The accompanying notes are an integral part of the financial statements.

NASL SERIES TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1994--CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
-------------------------------------------------------


                                      AGGRESSIVE                   MODERATE                 CONSERVATIVE
                                 --------------------        -------------------        ----------------------
                                 Shares        Value         Shares        Value        Shares           Value
                                 ------       -------        ------       -------       -------          ------
FOOD STORES:                                     0.41%                       0.30%                         0.10%
Giant Foods, Incorporated,
  Class A . . . . . . . . . .     2,300       $50,025         5,600      $121,800           800         $17,400
Gib . . . . . . . . . . . . .     3,800       150,040         9,500       375,102           700          27,639
Ito-Yokado Company, Ltd . . .    10,000       535,141        24,000     1,284,338         3,000         160,542
                                              -------                   ---------                       -------
                                              735,206                   1,781,240                       205,581

EATING & DRINKING PLACES:                        0.24%                       0.14%                         0.07%
McDonald's Corporation  . . .     6,800       198,900        15,700       459,225         3,900         114,075
Quick Restaurants . . . . . .     2,200       161,490         5,200       381,704           500          36,702
Yoshinoya D & C Company . . .         5        62,657          ----          ----          ----            ----
                                              -------                     -------                       -------
                                              423,047                     840,929                       150,777

BANKING & FINANCE:                               5.92%                       4.38%                         2.02%
Asahi Bank  . . . . . . . . .    39,000       454,217        96,000     1,118,072        14,000         163,052
Astoria Financial Corporation*    7,200       189,000        16,500       433,125         4,200         110,250
Banco Bilbao Vizcaya, SA* . .     6,850       169,916        17,900       444,015         2,150          53,331
Bank of Boston Corporation  .      ----          ----          ----          ----         1,000          25,875
Bank of Tokyo . . . . . . . .    22,000       340,161        57,000       881,325         7,000         108,233
Bank of Yokohama, Ltd . . . .     9,000        76,355        24,000       203,614          ----            ----
Banponce Corporation  . . . .    14,000       393,750        31,700       891,563         7,500         210,938
Banque National Paris . . . .    15,250       700,969        37,650     1,730,589         5,050         232,124
Barclays  . . . . . . . . . .    35,600       340,347        90,000       860,429        15,500         148,185
Bay Ridge Bancorp, Incorporated* 11,200       154,000        23,800       327,250         6,100          83,875
Boatmens Bancshares,
  Incorporated  . . . . . . .     3,000        81,375         6,000       162,750         1,000          27,125
Boston Bancorporation,
  Incorporated  . . . . . . .     1,200        34,950         4,000       116,500           900          26,212
Charter One Financial,
  Incorporated  . . . . . . .     8,400       159,600        29,600       562,400         6,200         117,800
Chemical Banking Corporation      7,900       283,413        15,200       545,300         2,800         100,450
Christiania Kreditkasse*  . .   198,300       404,664       490,200     1,000,334        65,500         133,664
Collective Bancorp, Incorporated  3,000        51,000         8,000       136,000         2,300          39,100
Commercial Federal Corporation*   6,200       130,975        14,200       299,975         3,100          65,488
Deutsche Bank, AG*  . . . . .       850       394,915         2,050       952,442           250         116,152
Federal Home Loan Mortgage
  Corporation . . . . . . . .     9,200       464,600        20,800     1,050,400         5,500         277,750
Federal National Mortgage
  Association . . . . . . . .    10,200       743,325        22,600     1,646,975         5,300         386,238
Haven Bancorp, Incorporated*     13,000       172,250        29,500       390,875         6,900          91,425




*Non-income producing

    The accompanying notes are an integral part of the financial statements.

NASL SERIES TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1994--CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
-------------------------------------------------------



                                      AGGRESSIVE                   MODERATE                 CONSERVATIVE
                                 --------------------        -------------------        ----------------------
                                 Shares        Value         Shares        Value        Shares           Value
                                 ------       -------        ------       -------       -------          ------
BANKING & FINANCE - CONTINUED
Higo Bank . . . . . . . . . .    39,000      $321,084       102,000      $839,759        12,000         $98,795
Mitsubishi Trust & Banking
  Corporation . . . . . . . .    41,000       613,353       100,000     1,495,984        15,000         224,397
Nationsbank Corporation . . .     4,748       214,254        10,780       486,448         2,564         115,701
NBD Bancorp, Incorporated . .     2,600        71,175         7,500       205,313         1,400          38,325
Pulte Corporation . . . . . .     6,700       154,100        14,500       333,500         3,800          87,400
Sanwa Bank, Ltd . . . . . . .      ----          ----        10,000       198,295          ----            ----
Schweiz Bankverein  . . . . .       870       240,596         2,155       595,959           290          80,199
Sparebankern NOR  . . . . . .    13,400       261,560        33,000       644,141         4,400          85,885
Standard Chartered, PLC . . .    92,324       405,931       240,850     1,058,971        29,261         128,655
Standard Federal Bank . . . .    14,700       350,962        32,400       773,550         6,900         164,738
State Street Boston Corporation   1,400        40,075         3,000        85,875           700          20,038
The Sumitomo Bank, Ltd  . . .    36,000       686,747        89,000     1,697,791        12,000         228,915
Sumitomo Trust & Banking  . .    29,000       407,631        72,000     1,012,048        10,000         140,562
The Tokai Bank, Ltd . . . . .    16,000       192,771        47,000       566,265         6,000          72,289
Unidanmark* . . . . . . . . .     3,100       119,231         8,075       310,577         1,175          45,192
United Overseas Bank  . . . .    47,000       496,604       115,000     1,215,094        15,000         158,491
Westpac Banking Corporation*     87,000       292,787       226,200       761,250        27,500          92,547
                                           ----------                  ----------                     ---------
                                           10,608,643                  26,034,753                     4,299,396

SECURITY & COMMODITY BROKERS:                    0.93%                       0.72%                         0.29%
Daiwa Securities Company, Ltd*   19,000       274,699        50,000       722,892         6,000          86,747
Dean Witter Discover & Company    1,741        58,976         4,917       166,563         1,209          40,955
Easton Company, Ltd . . . . .     1,000        29,087         1,000        29,087         1,000          29,087
Jefferies Group, Incorporated     1,800        53,550         4,400       130,900         1,100          32,725
Nikko Securities Company, Ltd    21,000       238,253        83,000       941,667         7,000          79,418
Nomura Securities Company,Ltd*   42,000       872,892        92,000     1,912,048        15,000         311,747
Tsugami Corporation . . . . .    24,000       139,518        63,000       366,235         8,000          46,506
                                            ---------                   ---------                       -------
                                            1,666,975                   4,269,392                       627,185

INSURANCE:                                       3.20%                       2.24%                         1.18%
Allstate Corporation  . . . .    15,000       354,375        14,200       335,475        10,200         240,975
W.R. Berkley Corporation  . .     6,000       225,000        15,800       592,500         1,700          63,750
Baloise Holdings  . . . . . .       145       263,636           375       681,818            50          90,909
Corporacion Mapfre  . . . . .     5,950       248,623        12,900       539,031         1,550          64,767
Coventry Corporation* . . . .     2,500        61,250         5,900       144,550         1,200          29,400
Dai Tokyo Fire & Marine . . .    23,000       167,651        61,000       444,639         7,000          51,024
Exel, Ltd . . . . . . . . . .     4,700       185,650        11,600       458,200         1,600          63,200




*Non-income producing

    The accompanying notes are an integral part of the financial statements.

NASL SERIES TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1994--CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
-------------------------------------------------------


                                      AGGRESSIVE                   MODERATE                 CONSERVATIVE
                                 --------------------        -------------------        ----------------------
                                 Shares        Value         Shares        Value        Shares           Value
                                 ------       -------        ------       -------       -------          ------
INSURANCE - CONTINUED
General Reinsurance
  Corporation . . . . . . . .     1,900      $235,125         4,500      $556,875         1,500        $185,625
Harleysville Group, Incorporated  3,500        84,875         8,200       198,850         2,000          48,500
Horace Mann Educators
  Corporation . . . . . . . .    11,000       233,750        29,200       620,500         6,400         136,000
INA (Instituto Naz Dell)* . .      ----          ----          ----          ----        30,000          39,877
International Nederlanden*  .     5,535       261,461        14,453       682,704         1,742          82,312
MBIA, Incorporated  . . . . .     3,700       207,663         7,300       409,712         2,100         117,863
Providian Corporation . . . .    19,400       598,975        45,400     1,401,725         6,800         209,950
Royal Insurance Holdings* . .    34,200       149,835        97,300       426,287        13,200          57,831
Selective Insurance Group,
  Incorporated  . . . . . . .     4,200       106,050         9,500       239,875         2,200          55,550
Skandia Foersaekrings AB  . .    43,000       743,614       102,500     1,772,569        14,100         243,836
Sumitomo Marine & Fire  . . .    48,000       414,458       118,000     1,018,876        17,000         146,787
Tokio Marine & Fire . . . . .    39,000       477,711        94,000     1,151,405        14,000         171,486
Travelers, Incorporated . . .    15,433       501,573        35,433     1,151,573         8,933         290,323
United Healthcare Corporation     4,500       203,062        11,100       500,887         2,700         121,837
                                            ---------                  ----------                     ---------
                                            5,724,337                  13,328,051                     2,511,802

REAL ESTATE:                                     0.49%                       0.37%                         0.14%
Cheung Kong Holdings, Ltd*  .    38,000       154,701       105,000       427,464        13,000          52,924
Hong Kong Land Holdings, Ltd*    81,000       158,075       200,000       390,307        26,000          50,740
Lennar Corporation  . . . . .     3,900        60,450        10,100       156,550         2,800          43,400
Nichimo Corporation . . . . .    40,000       186,747       104,000       485,542        13,000          60,693
Sun Hung Kai Properties . . .    34,000       203,011        88,000       525,441        11,000          65,680
Tan & Tan Development . . . .    80,000       107,147       150,000       200,901        21,000          28,126
                                              -------                   ---------                       -------
                                              870,131                   2,186,205                       301,563

HOLDING & INVESTMENT COMPANIES:                  3.40%                       2.47%                         1.30%
Bank of New York Company,
  Incorporated  . . . . . . .    49,200     1,426,800       111,200     3,224,800        26,700         774,300
Cenfed Financial Corporation      4,700        81,075        11,200       193,200         2,400          41,400
Citicorp  . . . . . . . . . .     3,800       157,225         7,600       314,450         2,000          82,750
Comerica, Incorporated  . . .    25,100       611,813        56,800     1,384,500        13,900         338,813
CS Holding  . . . . . . . . .       900       385,027         2,255       964,706           300         128,342
First Chicago Corporation . .     2,100       100,275         4,600       219,650         1,000          47,750
First National Finance  . . .   324,000       296,421       843,700       771,885       102,500          93,775
HSBC Holdings . . . . . . . .    43,400       468,355        85,600       923,761        13,800         148,924
Keycorp . . . . . . . . . . .     4,223       105,575         9,506       237,650         2,239          55,975




*Non-income producing

    The accompanying notes are an integral part of the financial statements.

NASL SERIES TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1994--CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
-------------------------------------------------------



                                      AGGRESSIVE                   MODERATE                 CONSERVATIVE
                                 --------------------        -------------------        ----------------------
                                 Shares        Value         Shares        Value        Shares           Value
                                 ------       -------        ------       -------       -------          ------
HOLDING & INVESTMENT COMPANIES - CONTINUED
Kinnevik Investment, Series B    11,000      $364,170        28,600      $946,841         3,500        $115,872
Mitsubishi Bank, Ltd  . . . .     4,000        98,394        26,000       639,558         1,000          24,598
Oerlikon-Buhrle Holding, AG*      2,510       249,274         6,520       647,517           790          78,457
Onbancorp, Incorporated . . .    10,600       246,450        26,300       611,475         6,600         153,450
Pamrapo Bancorp, Incorporated     2,700        44,550         7,100       117,150         1,500          24,750
Royal Bank of Scotland* . . .    73,500       453,122       191,800     1,182,432        23,300         143,643
United Asset Management
  Corporation . . . . . . . .    20,000       737,500        45,800     1,688,875        10,200         376,125
Zions Bancorporation  . . . .     7,300       261,887        16,600       595,525         4,000         143,500
                                            ---------                  ----------                     ---------
                                            6,087,913                  14,663,975                     2,772,424


HOTELS, MOTELS & OTHER LODGING PLACES:           0.53%                       0.42%                         0.16%
Caesars World, Incorporated*       ----          ----           300        20,025          ----            ----
Champion Enterprises, Incorporated*----          ----          ----          ----           300           9,150
Genting Berhad  . . . . . . .    32,000       274,447        82,000       703,270        10,000          85,765
La Quinta Inns, Incorporated      4,950       105,806         9,900       211,612         2,850          60,919
Marriot International, Incorporate8,400       236,250        23,400       658,125         2,600          73,125

Resorts World BHD . . . . . .    58,000       340,709       151,000       887,018        18,000         105,737
                                              -------                   ---------                       -------
                                              957,212                   2,480,050                       334,696
BUSINESS SERVICES:                               1.54%                       1.02%                         0.64%
BET . . . . . . . . . . . . .   170,400       270,624       421,000       668,620        56,200          89,255
Catalina Marketing Corporation*   3,900       216,938         8,900       495,062         2,100         116,812
EIS International, Incorporated* 14,400       219,600        31,100       474,275         7,400         112,850
Electronics for Imaging,
  Incorporated* . . . . . . .    12,600       346,500        25,000       687,500         6,700         184,250
Independent News  . . . . . .    34,900       144,711        86,200       357,424         8,500          35,245
Mercury Interactive Corporation*  6,700        88,775        15,700       208,025         4,000          53,000
Micom Communications* . . . .     3,700        32,375         8,600        75,250         1,900          16,625
Micro Focus Group,
  Incorporated, PLC, ADR* . .     4,300        53,750          ----          ----        11,400         142,500
Microsoft Corporation*  . . .     3,000       183,375         8,600       525,675          ----            ----
Novell, Incorporated* . . . .     6,700       114,738        12,400       212,350         2,800          47,950
Oracle Systems Corporation* .    13,900       613,337        32,400     1,429,650         7,500         330,938
Structural Dynamics Research
  Corporation*  . . . . . . .      ----          ----          ----          ----         2,000          10,750
Sun Guard Data Systems,
  Incorporated* . . . . . . .     9,700       373,450        19,500       750,750         4,600         177,100
Sybase, Incorporated* . . . .     2,100       109,200         4,000       208,000         1,000          52,000
                                            ---------                   ---------                     ---------
                                            2,767,373                   6,092,581                     1,369,275




*Non-income producing

    The accompanying notes are an integral part of the financial statements.

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PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1994--CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
-------------------------------------------------------



                                      AGGRESSIVE                   MODERATE                 CONSERVATIVE
                                 --------------------        -------------------        ----------------------
                                 Shares        Value         Shares        Value        Shares           Value
                                 ------       -------        ------       -------       -------          ------
MOTION PICTURES , AMUSEMENT
  & RECREATION SERVICES:                         1.07%                       0.77%                         0.44%
Carmike Cinemas, Incorporated*   10,100      $232,300        22,100      $508,300         5,900        $135,700
The Walt Disney Company . . .    12,900       595,012        31,000     1,429,876         8,800         405,900
Ladbroke Group, PLC*  . . . .   245,500       653,028       604,500     1,607,964        79,900         212,533
London Clubs International  .    70,400       306,231       171,500       746,002        23,000         100,047
Mirage Resorts, Incorporated*     2,100        43,050         3,300        67,650         1,900          38,950
Sodak Gaming, Incorporated* .     5,500        83,875        12,300       187,575         3,200          48,800
                                            ---------                   ---------                       -------
                                            1,913,496                   4,547,367                       941,930

HEALTH SERVICES:                                 1.24%                       0.86%                         0.51%
Abbey Healthcare Group,
  Incorporated* . . . . . . .     4,700       109,275        10,300       239,475         2,500          58,125
Columbia/HCA-Healthcare
  Corporation of America  . .    10,100       368,650        24,600       897,900         4,600         167,900
Gehe, AG  . . . . . . . . . .       850       307,156         2,250       813,061           300         108,407
Gencare Health Systems
  Incorporated* . . . . . . .     2,400       114,000         4,500       213,750           800          38,000
Health Management Association,
  Class A*  . . . . . . . . .     7,400       185,000        16,400       410,000         3,700          92,500
Homedco Group, Incorporated*      4,300       161,788         9,900       372,487         2,400          90,300
Integrated Health Services,
  Incorporated  . . . . . . .     2,700       106,650         4,100       161,950         1,300          51,350
Lincare Holdings, Incorporated*   8,600       249,400        19,700       571,300         4,700         136,300
Multicare Companies,
  Incorporated* . . . . . . .     1,900        37,525         4,700        92,825         1,300          25,675
St. Jude Medical, Incorporated*     700        27,825          ----          ----          ----            ----
Thermedics, Incorporated* . .    19,000       242,250        43,500       554,625        10,500         133,875
U.S. Healthcare, Incorporated     7,550       311,437        19,800       816,750         4,200         173,250
                                            ---------                   ---------                     ---------
                                            2,220,956                   5,144,123                     1,075,682

EDUCATIONAL SERVICES:                            0.02%                       0.02%                         0.02%
Children's Discovery Centers of
  America, Incorporated*  . .     3,700        42,088         8,700        98,963         2,100          23,887
Flightsafety International,
  Incorporated  . . . . . . .      ----          ----          ----          ----           300          12,187
                                            ---------                   ---------                     ---------
                                               42,088                      98,963                        36,074




*Non-income producing

    The accompanying notes are an integral part of the financial statements.

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PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1994--CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
-------------------------------------------------------



                                      AGGRESSIVE                   MODERATE                 CONSERVATIVE
                                 --------------------        -------------------        ----------------------
                                 Shares        Value         Shares        Value        Shares           Value
                                 ------       -------        ------       -------       -------          ------
ENGINEERING, ACCOUNTING, RESEARCH
  AND MANAGEMENT:                                0.53%                       0.42%                         0.21%
Earth Technology
  Corporation*  . . . . . . .     7,200       $57,600        16,900      $135,200         3,500         $28,000
EA Engineering Science and
  Technology, Incorporated* .     3,000        17,250         7,100        40,825          ----            ----
Jardine Matheson Holdings, Ltd   36,000       257,060        93,600       668,354        11,200          79,974
Liposome Technology,
  Incorporated* . . . . . . .    11,600        74,675        26,100       168,019         5,600          36,050
Orix Corporation  . . . . . .     3,000       110,843        13,000       480,321         2,000          73,896
PHH Corporation . . . . . . .     4,700       163,325        13,600       472,600         3,300         114,675
Trafalgar House, PLC  . . . .   186,400       224,578       350,000       421,687        75,000          90,361
TRC Companies,
  Incorporated* . . . . . . .     4,400        35,200        10,600        84,800         2,500          20,000
                                              -------                   ---------                       -------
                                              940,531                   2,471,806                       442,956

TOTAL COMMON STOCKS
 (Cost $124,521,536, $291,420,698
  and $57,422,997, respectively)  . .    $127,656,140                $297,966,985                   $59,063,049
                                         ------------                ------------                   -----------

PREFERRED STOCKS:                                0.23%                       0.17%                         0.07%
ELECTRONIC & OTHER ELECTRICAL
  EQUIPMENT:                                     0.20%                       0.15%                         0.06%
Nokia OY (AB) . . . . . . . .     2,450       360,933         6,000       883,917           800         117,856
                                              -------                     -------                       -------

BANKING & FINANCE:                               0.03%                       0.02%                         0.01%
Creditanstalt-Bankverein  . .       800        46,500         2,090       121,482           500          29,063
                                               ------                     -------                        ------

TOTAL PREFERRED STOCKS
  (Cost $284,919, $706,011,
   and $108,092, respectively)  . . .        $407,433                  $1,005,399                      $146,919
                                             --------                  ----------                      --------




*Non-income producing

    The accompanying notes are an integral part of the financial statements.

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(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
-------------------------------------------------------



                                                  AGGRESSIVE               MODERATE                CONSERVATIVE
                                             -------------------     ---------------------     --------------------
                                             Principal               Principal                 Principal
                                Maturity      Amount      Value       Amount        Value       Amount       Value
                                --------     --------    -------     --------      -------     --------     -------
U.S. GOVERNMENT AGENCY
MORTGAGE - BACKED OBLIGATIONS:                   8.32%                  17.37%                    20.29%
FEDERAL HOME LOAN BANK:                                     0.51%                     1.00%                    1.35%
7.31% . . . . . . . . . . .     07/06/04     $560,000   $533,574   $4,000,000   $3,811,240   $2,000,000  $1,905,620
7.39% . . . . . . . . . . .     08/22/01      400,000    386,876    2,200,000    2,127,818    1,000,000     967,190
                                                         -------                 ---------                ---------
                                                         920,450                 5,939,058                2,872,810
FEDERAL HOME LOAN MORTGAGE
  CORPORATION:                                              0.88%                     3.09%                    4.36%
6.50% . . . . . . . . . . .     07/01/06         ----       ----         ----         ----      139,507     134,907
6.55% . . . . . . . . . . .     04/02/03      280,000    249,113    1,780,000    1,583,648      700,000     622,783
7.50% . . . . . . . . . . .     08/01/24         ----       ----    5,034,979    4,702,973    2,476,219   2,312,938
7.50% . . . . . . . . . . .     06/01/07       84,312     81,857         ----         ----         ----        ----
8.00% . . . . . . .  04/01/23 - 08/01/24         ----       ----    3,593,292    3,445,069    1,847,784   1,771,562
9.50% . . . . . . .  09/01/16 - 12/01/22    1,210,229  1,242,425    8,394,126    8,617,827    4,308,007   4,422,360
                                                       ---------                ----------                ---------
                                                       1,573,395                18,349,517                9,264,550
FEDERAL NATIONAL MORTGAGE
  ASSOCIATION:                                              3.56%                     6.37%                    6.08%
Zero coupon . . . . . . . .     04/25/06      449,427    441,984    3,096,056    3,044,777    1,248,410    1,227,733
6.00% . . . . . . .  03/01/09 - 07/01/09      489,583    437,105    4,699,996    4,196,204    2,304,987    2,057,915
6.50% . . . . . . .  01/01/08 - 06/01/09    1,555,925  1,423,672    8,662,050    7,925,775    5,260,824    4,813,654
7.00% . . . . . . . . . . .     05/01/24         ----       ----        2,981        2,705         ----         ----
7.50% . . . . . . .  12/01/06 - 12/01/24    1,881,061  1,756,441   13,320,644   12,453,957    1,904,813    1,779,625
8.00% . . . . . . .  05/01/24 - 06/01/24      983,231    941,770    3,591,835    3,440,295    1,863,251    1,784,640
8.50% . . . . . . .  11/01/08 - 07/01/24    1,109,402  1,088,944    6,898,443    6,775,161    1,297,217    1,274,987
8.75% . . . . . . . . . . .     08/01/09      300,861    296,992         ----         ----         ----         ----
9.00% . . . . . . . . . . .     10/01/05        3,426      3,474         ----         ----         ----         ----
                                                       ---------                ----------                ----------
                                                       6,390,382                37,838,874                12,938,554
GOVERNMENT NATIONAL MORTGAGE
  ASSOCIATION:                                              2.01%                     4.33%                     5.38%
7.50% . . . . . . .  10/15/22 - 08/15/23    1,120,986  1,040,062    9,812,484    9,104,120    5,401,450    5,011,520
8.00% . . . . . . .  05/15/22 - 09/15/23      968,961    926,259    4,722,341    4,514,227    2,312,543    2,214,457
8.50% . . . . . . .  02/15/17 - 03/15/21      220,887    219,667    2,102,305    2,068,049      696,884      690,108





    The accompanying notes are an integral part of the financial statements.

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PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1994--CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
-------------------------------------------------------




                                                  AGGRESSIVE               MODERATE                CONSERVATIVE
                                             -------------------     ---------------------     --------------------
                                             Principal               Principal                 Principal
                                Maturity      Amount      Value       Amount        Value       Amount       Value
                                --------     --------    -------     --------      -------     --------     -------
GOVERNMENT NATIONAL MORTGAGE
  ASSOCIATION, CONTINUED:
9.00% . . . . . . .  06/15/16 - 12/15/19     $807,308   $817,009   $7,079,723   $6,520,817   $3,276,581    $3,315,927
9.00% TBA** . . . . . . . .     01/15/25      184,000    185,610       31,000       31,271      200,000       201,750
9.50% . . . . . . .  09/15/18 - 11/15/24      396,423    409,412    4,686,485    3,457,943         ----          ----
11.50%  . . . . . . . . . .     08/15/13         ----       ----       29,346       31,989         ----          ----
                                                       ---------                ----------                 ----------
                                                       3,598,019                25,728,416                 11,433,762

RESOLUTION TRUST CORPORATION:                               0.80%                     1.47%                      1.67%
8.00%, Class C2F  . . . . .     04/25/25      798,686    737,287    4,891,951    4,515,883    1,996,715     1,843,217
8.00%, Series 1994, Class C     06/25/26      750,000    692,344    4,600,000    4,246,375    1,850,000     1,707,781
                                                       ---------                ---------                   ---------
                                                       1,429,631                 8,762,258                  3,550,998
MISCELLANEOUS GOVERNMENT
  AGENCIES:                                                 0.56%                     1.11%                      1.45%
Government Trust Certificates,
  9.25%, Series 2D  . . . .     11/15/96      401,094    409,365    2,450,779    2,501,315      979,048       999,236
Government Trust Certificates,
  9.25%, Class 1C . . . . .     11/15/01      260,000    270,145    1,800,000    1,870,236      900,000       935,118
Government Trust Certificates,
  9.40%, Series 2E  . . . .     05/15/02       90,000     93,966      580,000      605,561      310,000       323,662
Government Backed Trust,
  9.625%, Series T3 . . . .     05/15/02       40,000     41,965      240,000      251,791      100,000       104,913
Tennessee Valley Power
  Authority, 6.875%, Series F.  12/15/43       70,000     56,323      490,000      394,259      260,000       209,199
Tennessee Valley Power
  Authority, 8.25%, Series D.   04/15/42      140,000    134,998    1,000,000      964,270      530,000       511,063
                                                       ----------               ----------                  ---------
                                                       1,006,762                 6,587,432                  3,083,191

TOTAL U.S. GOVERNMENT AGENCY AND
 MORTGAGE - BACKED OBLIGATIONS
  (Cost $15,289,776, $108,316,162
  and $46,411,040, respectively)  . . . . .           $14,918,639             $103,205,555                $43,143,865
                                                      -----------             ------------                -----------


**Purchased on a forward commitment (Note 2).


    The accompanying notes are an integral part of the financial statements.

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(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
-------------------------------------------------------



                                                  AGGRESSIVE               MODERATE                CONSERVATIVE
                                             -------------------     ---------------------     --------------------
                                             Principal               Principal                 Principal
                                Maturity      Amount      Value       Amount        Value       Amount       Value
                                --------     --------    -------     --------      -------     --------     -------
U.S. TREASURY OBLIGATIONS:                       8.87%                  15.67%                    33.33%
U.S. TREASURY BONDS:                                        4.36%                     6.97%                     7.39%
7.50% . . . . . . . . . . .     11/15/16     $520,000   $493,511   $3,600,000   $3,416,616         ----         ----
8.125%*** . . . . . . . . .     08/15/19    5,890,000  5,968,219   33,500,000   33,944,880  $15,030,000  $15,229,598
12.00%  . . . . . . . . . .     08/15/13      250,000    332,423    1,900,000    2,526,411         ----         ----
12.75%  . . . . . . . . . .     11/15/10      760,000  1,019,707    1,160,000    1,556,395      360,000      483,019
                                                       ---------                ----------                ----------
                                                       7,813,860                41,444,302                15,712,617

U.S. TREASURY NOTES:                                        4.51%                     8.70%                    25.94%
3.875%  . . . . . . . . . .     08/31/95    2,690,000  2,637,034   12,510,000   12,263,678    3,000,000    2,940,930
3.875%****  . . . . . . . .     10/31/95         ----       ----   10,500,000   10,224,375   20,500,000   19,961,875
5.625%  . . . . . . . . . .     01/31/98         ----       ----      600,000      563,622         ----         ----
6.25%**** . . . . . . . . .     08/31/96    3,500,000  3,426,185   16,500,000   16,152,015   27,500,000   26,920,025
6.25% . . . . . . . . . . .     02/15/03      300,000    271,311    3,260,000    2,948,246    2,020,000    1,826,827
7.875%  . . . . . . . . . .     11/15/04      200,000    200,562    1,300,000    1,303,653      500,000      501,405
8.00% . . . . . . . . . . .     01/15/97    1,460,000  1,467,534    7,750,000    7,789,990    3,000,000    3,015,480
8.50% . . . . . . . . . . .     05/15/97         ----       ----      440,000      446,530         ----         ----
8.875%  . . . . . . . . . .     11/15/97       70,000     71,849         ----         ----         ----         ----
                                                     -----------                ----------                ----------
                                                       8,074,475                51,692,109                55,166,542

TOTAL U.S. TREASURY OBLIGATIONS
 (Cost $16,340,926, $96,319,906 and
  $71,849,863, respectively)  . . . . .              $15,888,335               $93,136,411               $70,879,159
                                                     -----------               -----------               -----------

CORPORATE BONDS:                                 4.68%                   9.19%                    10.76%
OIL & GAS EXPLORATION:                                      0.04%                     0.08%                     0.10%
Petroliam Nasional Berha,
  6.875%  . . . . . . . . .     07/01/03       80,000     71,702      550,000      492,949      230,000      206,142
                                                          ------                   -------                   -------




  *** At December 31, 1994 a portion of this security was pledged to cover forward commitments purchased.
 **** At December 31, 1994 a portion of this security was pledged to cover margin requirements for open futures contracts.

    The accompanying notes are an integral part of the financial statements.

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PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1994--CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
-------------------------------------------------------



                                                  AGGRESSIVE               MODERATE                CONSERVATIVE
                                             -------------------     ---------------------     --------------------
                                             Principal               Principal                 Principal
                                Maturity      Amount      Value       Amount        Value       Amount       Value
                                --------     --------    -------     --------      -------     --------     -------
FOOD PRODUCTS:                                              0.27%                     0.57%                    0.74%
RJR Nabisco, Incorporated,
  6.25% . . . . . . . . . .     01/31/97     $110,000   $102,556     $680,000     $633,984     $270,000    $251,729
RJR Nabisco, Incorporated,
  9.25% . . . . . . . . . .     05/01/95      380,000    381,687    2,740,000    2,752,116    1,310,000   1,315,816
                                                         -------                 ---------                ---------
                                                         484,243                 3,386,100                1,567,545

PAPER, PRINTING & PUBLISHING:                               0.24%                     0.37%                    0.41%
News America Holdings,
  Incorporated, 8.625%  . .     02/01/03      440,000    427,984    2,260,000    2,198,279      900,000     875,421
                                              -------               ---------                   -------

COMMUNICATION SERVICES:                                     0.19%                     0.43%                    0.60%
Tele-Communications,
  Incorporated, 7.13% . . .     02/02/98      360,000    344,056    2,670,000    2,551,746    1,330,000   1,271,094
                                                         -------                 ---------                ---------

ELECTRIC, GAS & SANITARY
  SERVICES:                                                 0.76%                     1.58%                    2.07%
Financiera Energetica,
  9.00% . . . . . . . . . .     11/08/99      210,000    201,075    1,340,000    1,283,050      540,000     517,050
Gulf States Utilities Company,
  9.72% . . . . . . . . . .     07/01/98      540,000    544,109    3,940,000    3,969,983    1,950,000   1,964,840
Long Island Lighting Company,
  7.30% . . . . . . . . . .     07/15/99      155,000    140,588    1,170,000    1,061,213      625,000     566,888
Long Island Lighting Company,
  8.75% . . . . . . . . . .     05/01/96      300,000    301,059    1,900,000    1,906,707      800,000     802,824
Public Service Company of
  N.H., 8.875%  . . . . . .     05/15/96      170,000    170,190    1,150,000    1,151,288      560,000     560,627
                                                       ---------                 ---------                ---------
                                                       1,357,021                 9,372,241                4,412,229

    The accompanying notes are an integral part of the financial statements.

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PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1994--CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
-------------------------------------------------------

                                                  AGGRESSIVE               MODERATE                CONSERVATIVE
                                             -------------------     ---------------------     --------------------
                                             Principal               Principal                 Principal
                                Maturity      Amount      Value       Amount        Value       Amount       Value
                                --------     --------    -------     --------      -------     --------     -------
BANKING & FINANCE:                                          1.87%                     3.80%                     3.98%
American Southwest
  Financial, 8.00%  . . . .     08/25/10     $420,000   $413,175   $2,650,000   $2,606,938     $900,000     $885,375
Citicorp Bank Corporation,
  5.25% . . . . . . . . . .     01/30/97      140,000    139,125      950,000      944,063      510,000      506,813
Commercial Credit Group,
  Incorporated, 6.25% . . .     01/15/95      310,000    310,006    2,560,000    2,560,051    1,330,000    1,330,027
First Hawaiian, Ltd.,
  6.25% . . . . . . . . . .     08/15/00      200,000    178,686    1,280,000    1,143,590      520,000      464,584
First Interstate Bank, Ltd.,
  10.875% . . . . . . . . .     04/15/01      140,000    154,634    1,270,000    1,402,753         ----         ----
First National Bank of Boston,
  8.375%  . . . . . . . . .     12/15/02      110,000    108,150      720,000      707,897      300,000      294,957
First USA Bank, 5.75% . . .     01/15/99      180,000    162,257    1,240,000    1,117,773      660,000      594,944
Green Tree Securitized Net,
 Series 1994 A Certificates,
  6.90% . . . . . . . . . .     02/15/04      172,955    164,415    1,260,103    1,197,879      658,877      626,342
Household Finance
  Corporation, 6.875% . . .     12/15/96      280,000    277,362    1,340,000    1,327,377      780,000      772,652
Manufacturers Hanover
  Corporation, 8.50%  . . .     02/15/99      320,000    319,312    2,220,000    2,215,227      210,000      209,549
Mercantile Bancorporation,
  7.625%  . . . . . . . . .     10/15/02      270,000    253,506    1,990,000    1,868,431      480,000      450,677
Provident Bank, 7.125%  . .     03/15/03      180,000    163,082    1,170,000    1,060,032      580,000      525,486
Secured Finance, 9.05%  . .     12/15/04      500,000    513,950    3,180,000    3,268,722    1,300,000    1,336,270
UJB Financial Corporation,
  8.625%  . . . . . . . . .     12/10/02      190,000    187,321    1,190,000    1,173,221      480,000      473,232
                                                       ---------                ----------                 ---------
                                                       3,344,981                22,593,954                 8,470,908

    The accompanying notes are an integral part of the financial statements.

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PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1994--CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
-------------------------------------------------------

                                                  AGGRESSIVE               MODERATE                CONSERVATIVE
                                             -------------------     ---------------------     --------------------
                                             Principal               Principal                 Principal
                                Maturity      Amount      Value       Amount        Value       Amount       Value
                                --------     --------    -------     --------      -------     --------     -------
INSURANCE:                                                  0.77%                     1.40%                     1.64%
FDIC, Remic Trust,
 Series 1994 Class 2A2,
  7.85% . . . . . . . . . .     09/25/25     $250,000   $249,688   $1,600,000   $1,598,000     $650,000     $649,188
Metropolitan Life Insurance
  Company, 6.30%  . . . . .     11/03/03      740,000    620,675    4,320,000    3,623,400    1,575,000    1,321,031
Nationwide Life Insurance
  Company, 6.50%  . . . . .     02/15/04      330,000    287,315    2,390,000    2,080,854    1,070,000      931,596
New York Life Insurance
  Company, 6.40%  . . . . .     12/15/03       90,000     77,000      650,000      556,108      340,000      290,887
Protective Life Corporation,
  7.95% . . . . . . . . . .     07/01/04      160,000    151,891      480,000      455,674      300,000      284,796
                                                       ---------                 ---------                 ---------
                                                       1,386,569                 8,314,036                 3,477,498
HOLDING & INVESTMENT
  COMPANIES:                                                0.48%                     0.81%                     1.00%
CS First Boston Mortgage
  Securities Certificates,
  Series 1994 Class A2,
  7.90% . . . . . . . . . .     01/25/28      159,142    158,620    1,153,780    1,149,994      586,836      584,911
First Interstate Bancorp,
  9.125%  . . . . . . . . .     02/01/04      220,000    225,141      700,000       716,359     300,000      307,011
Guaranteed Export Trust,
  Series 1994 F, 8.187% . .     12/15/04      476,460    476,460    2,954,053    2,954,053    1,238,796    1,238,796
                                                         -------                 ---------                 ---------
                                                         860,221                 4,820,406                 2,130,718

BUSINESS SERVICES:                                          0.06%                     0.15%                     0.22%
Comdisco, Incoporated,
  9.75% . . . . . . . . . .     01/15/97      100,000    102,153      900,000      919,377      450,000      459,689
                                                         -------                   -------                   -------

TOTAL CORPORATE BONDS
 (Cost $8,245,491, $54,162,166 and
  $23,971,938, respectively)  . . . . .               $8,378,930               $54,649,088               $22,871,244
                                                      ----------               -----------               -----------





    The accompanying notes are an integral part of the financial statements.

NASL SERIES TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1994--CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
-------------------------------------------------------

                                                  AGGRESSIVE               MODERATE                CONSERVATIVE
                                             -------------------     ---------------------     --------------------
                                             Principal               Principal                 Principal
                                Maturity      Amount      Value       Amount        Value       Amount       Value
                                --------     --------    -------     --------      -------     --------     -------
FIXED INCOME - OTHER:                                       2.68%                     5.17%                    5.49%
MISCELLANEOUS ASSET BACKED SECURITIES:
American Housing Trust,
  Series IV, 9.55%  . . . .     09/25/20     $700,000   $724,500   $4,300,000   $4,450,500   $1,740,000  $1,800,900
Community Program Loan
 Trust 19, Series 87 A4,
   Class A, 4.50% . . . . .     10/01/18      640,000    453,300    4,060,000    2,875,622    1,630,000   1,154,498
Discover Card Trust,
  Series 9, 6.125%  . . . .     05/15/98      260,000    252,686    1,515,000    1,472,383      600,000     583,122
Discover Card Trust, 7.20%      04/16/98      240,000    238,723    2,070,000    2,058,988    1,125,000   1,119,015
Ford Credit Auto Loan Master
  Trust Series 92 3A, 5.625%    10/15/97      320,000    315,398    1,740,000    1,714,979         ----        ----
Ford Credit Auto Loan Master
  Trust Series 92 2, 7.375%     04/15/99      200,000    196,750    1,450,000    1,426,438      775,000     762,406
Guaranteed Trade Trust,
  Series 1992, 7.02%  . . .     09/01/04       80,000     76,846      470,000      451,468      190,000     182,508
MBNA Master Card Class
  1992 1A, 7.25%  . . . . .     06/15/99      370,000     362,482   2,160,000    2,116,109      650,000     636,792
Nomura Asset Securities
 Corporation, Series 1994,
  5.765%  . . . . . . . . .     07/07/03      191,555     191,196   1,340,885    1,338,370      670,442     669,185
Premier Auto Trust,
 Series 933 Class A3,
  4.90% . . . . . . . . . .     12/15/98      339,998     324,273   2,149,986    2,050,549      859,994     820,220
Rail Car Trust, 7.75% . . .     06/01/04      318,615     310,650   2,039,139    1,988,160      954,026     930,175
Standard Credit Card Master
  Trust, 5.50%  . . . . . .     09/08/98      140,000     130,418     990,000      922,244      525,000     489,068
Standard Credit Card Master
  Trust, 6.25%  . . . . . .     09/07/98      760,000     721,286   5,075,000    4,816,480    1,360,000   1,290,722
Standard Credit Card Master
  Trust, 9.00%  . . . . . .     08/07/97      210,000     213,083   1,270,000    1,288,644      520,000     527,634
Standard Credit Card Master
  Trust, 9.25%  . . . . . .     09/07/99      280,000     286,560   1,720,000    1,760,300      700,000     716,401
                                                          -------                ---------                  -------
TOTAL FIXED INCOME-OTHER
  (Cost $5,563,363, $34,533,050,
   and $12,026,417, respectively) . .                  $4,798,151              $30,731,234              $11,682,646
                                                       ----------              ------------              ----------





    The accompanying notes are an integral part of the financial statements.

NASL SERIES TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1994--CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
-------------------------------------------------------

                                                  AGGRESSIVE               MODERATE                CONSERVATIVE
                                             -------------------     ---------------------     --------------------
                                             Principal               Principal                 Principal
                                Maturity      Amount      Value       Amount        Value       Amount       Value
                                --------     --------    -------     --------      -------     --------     -------
FOREIGN BONDS:                                              0.94%                     1.85%                     2.29%
African Development
  Bank, 9.50% . . . .           12/15/95     $260,000   $264,248   $1,570,000   $1,595,653     $820,000     $833,399
Export Import Bank
  of Korea, 7.875%  .           11/01/96      160,000    158,869    1,390,000    1,380,173      675,000      670,228
Israel State, U.S.
 Government GTD
  Notes Class 3A,
   6.00%  . . . . . .           02/15/99      130,000    120,921      980,000      911,559      500,000      465,081
Israel State, U.S.
 Government GTD
  Notes Class 1D,
   6.125% . . . . . .           03/15/03      100,000     88,749      600,000      532,494      250,000      221,873
Israel State, U.S.
 Government GTD
  Class 5B, 8.00% . .           11/15/01      180,000    178,666    1,150,000    1,141,479      460,000      456,591
Malaysia,
  9.875%  . . . . . .           09/27/00      500,000    529,175    3,200,000    3,386,720    1,300,000    1,375,855
Kingdom of Thailand,
  8.25% . . . . . . .           03/15/02      340,000    333,751    2,090,000    2,051,586      860,000      844,193
                                                         -------                 ---------                 ---------

TOTAL FOREIGN BONDS
 (Cost $1,747,741, $10,058,007
  and $3,590,027, respectively) . . .                 $1,674,379               $10,999,664                $4,867,220
                                                       ---------                ----------                 ---------





    The accompanying notes are an integral part of the financial statements.

NASL SERIES TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1994--CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
-------------------------------------------------------

                                                       AGGRESSIVE               MODERATE                CONSERVATIVE
                                                  -------------------     ---------------------     --------------------
                                                         Value                    Value                    Value
                                                  -------------------     ---------------------     --------------------
REPURCHASE AGREEMENTS:                                       2.99%                     0.44%                     0.00%
Repurchase Agreement with State Street Bank & Trust
  Company dated 12/30/94 at 5.15% due 01/03/95 to be
  repurchased at $5,361,066 collateralized by
  $4,540,000. U.S.Treasury Bond, 10.375% due
  11/15/12 (valued at $5,526,682, including interest)  $5,358,000
                                                       ----------

Repurchase Agreement with State Street Bank & Trust
  Company dated 12/30/94 at 5.15% due 01/03/95 to be
  repurchased at $2,605,490 collateralized by
  $2,210,000. U.S.Treasury Bond, 10.375% due
  11/15/12 (valued at $2,690,301, including interest)                            $2,604,000
                                                                                 ----------


TOTAL INVESTMENTS  (Aggressive, Moderate
  and Conservative Asset Allocation Trusts)
  (Cost $177,351,752, $598,120,000 and
  $215,380,374, respectively)                        $179,080,007              $594,298,336              $212,654,102
                                                     ============              ============              ============


Key to Currency Abbreviations                   Key to Security Abbreviations
-----------------------------                   -----------------------------
AUD - Australian Dollar                         ADR - American Depository Receipt
CAD - Canadian Dollar                           FRN - Floating Rate Note
DKK - Danish Krone                              IO - Interest Only (Carries notional principal amount)
ECU - European Currency Unit                    TBA - To Be Announced
FIM - Finnish Marrka
FRF - French Franc
DEM - German Deustche Mark
L.  - Great British Pound
IEP - Irish Punt
ITL - Italian Lira
Y.  - Japanese Yen
MXN - Mexican Peso
NZD - New Zealand Dollar
ESP - Spanish Peseta
SEK - Swedish Krone





    The accompanying notes are an integral part of the financial statements.

NASL SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. ORGANIZATION OF THE TRUST. The NASL Series Trust (the "Trust") is a no-load, open-end management investment company organized as a Massachusetts business trust. It is a series company, which means that it has several portfolios, each with a stated investment objective which it pursues through separate investment policies. The Trust currently offers the following thirteen portfolios: The Global Equity Trust ("Global Equity"), the Pasadena Growth Trust ("Pasadena Growth"), the Equity Trust ("Equity"), the Value Equity Trust ("Value Equity"), the Growth and Income Trust ("Growth and Income"), the Strategic Bond Trust ("Strategic Bond"), the Global Government Bond Trust ("Global Government Bond"), the Investment Quality Bond Trust ("Investment Quality Bond"), the U.S. Government Securities Trust ("U.S. Government Securities"), the Money Market Trust ("Money Market"), the Aggressive Asset Allocation Trust ("Aggressive Asset Allocation"), the Moderate Asset Allocation Trust ("Moderate Asset Allocation"), and the Conservative Asset Allocation Trust ("Conservative Asset Allocation"). Each of the Trusts with the exception of the Global Government Bond Trust is diversified for purposes of the Investment Company Act of 1940.

Shares of the Trust are presently offered only to the NASL Variable Account, a separate account of North American Security Life Insurance Company ("Security Life") and to the FNAL Variable Account, a separate account of First North American Life Assurance Company ("First North American"), which are available for funding certain variable contracts issued by them. Security Life, a Delaware corporation, is a wholly-owned subsidiary of North American Life Assurance Company ("North American Life"), a mutual insurance company based in North York, Canada. First North American, a New York corporation, is a wholly-owned subsidiary of Security Life.

At December 31, 1994, North American Security Life owned seed money shares in the Growth and Income Trust.

NASL Financial Services, Inc. ("NASL Financial"), a wholly-owned subsidiary of Security Life, serves as investment adviser for the Trust (Note 6). NASL Financial is also the principal underwriter of the variable contracts issued by Security Life and First North American.

NEW PORTFOLIOS. On February 19, 1993, the Value Equity and Strategic Bond Trusts both commenced operations. The subadvisers are Goldman Sachs Asset Management and Salomon Brothers Asset Management Inc. for the Value Equity and Strategic Bond Trusts, respectively. Deferred organization costs of $10,000 and $15,000 were recorded for the Value Equity and Strategic Bond Trusts, respectively, and are being amortized over five years.

2. SIGNIFICANT ACCOUNTING POLICIES. The policies described below are followed by the Trust in the preparation of the financial statements for its portfolios in conformity with generally accepted accounting principles (GAAP).

SECURITY VALUATION. Securities held by the Money Market Trust and short term instruments with remaining maturities of 60 days or less held by the other portfolios of the Trust are valued on an amortized cost basis or at original cost plus accrued interest, both of which approximate current market value.
All other securities held by the Trust are valued at the last sale price as of the close of business on a principal securities exchange (domestic or foreign) or, lacking any sales, at the closing bid prices. Securities traded only in the over-the-counter market are valued at the last bid prices quoted by brokers making markets in the securities at the close of trading on the Exchange.

NASL SERIES TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED
--------------------------------------------------------------------------------

SECURITY VALUATION, CONTINUED

Trust securities for which there are no such quotations, principally debt securities, are valued on the basis of the valuation provided by a pricing service which utilizes both dealer-supplied and electronic data processing techniques. Other assets and securities for which no such quotations are readily available are valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

FOREIGN CURRENCY TRANSLATIONS. The accounting records of the Trust are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

   (i) market value of securities, other assets and other liabilities at the current rate of exchange of such currencies against U.S. dollars;
   (ii) purchases and sales of securities, income and expenses at the rate of exchange quoted on the respective dates of such transactions.

Gains and losses that arise from changes in foreign exchange rates have been segregated from gains and losses that arise from changes in the market prices of investments. These gains and losses are included with gains and losses on foreign currency and forward foreign currency contracts in the Statements of Operations.

FORWARD FOREIGN CURRENCY CONTRACTS. All portfolios with the exception of the Investment Quality Bond, U.S. Government Securities and Money Market Trusts may purchase and sell forward foreign currency contracts in order to hedge a specific transaction or portfolio position.

The net U.S. dollar value of foreign currency underlying all contractual commitments held at the end of the period and the resulting net unrealized appreciation (depreciation) and related net receivable or payable amount are determined using forward foreign currency exchange rates supplied by a quotation service. The Trust could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

Net realized gains (losses) on foreign currency and forward foreign currency contracts shown in the Statements of Operations, includes net gains or losses realized by a portfolio on contracts which have matured or which the portfolio has terminated by entering into an offsetting commitment with the same broker.

NASL SERIES TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED
--------------------------------------------------------------------------------

FUTURES. All portfolios other than the Investment Quality Bond and Money Market Trusts may purchase and sell financial futures contracts and options on those contracts. The portfolios invest in contracts based on financial instruments such as U.S. Treasury bonds or notes or on securities indices such as the S&P 500 Index, in order to hedge against a decline in the value of securities owned by the portfolios.

When a portfolio sells a futures contract based on a financial instrument, the portfolio becomes obligated to deliver that kind of instrument at an agreed upon date for a specified price. The portfolio realizes a gain or loss depending on whether the price of an offsetting purchase is less or more than the price of the initial sale or on whether the price of an offsetting sale is more or less than the price of the initial purchase. The Trust could be exposed to risks if it could not close out futures positions because of an illiquid secondary market or the inability of counterparties to meet the terms of their contracts. Upon entering into futures contracts, the Trust is required to deposit with a broker an amount, initial margin, which represents 5% of the purchase price indicated in the futures contract.

Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates, making the long or short positions in the contract more or less valuable. If the position is closed out by taking an opposite position prior to the settlement date of the futures contract, a final determination of variation margin is made, cash is required to be paid to or released by the broker, and the portfolio realizes a gain or loss.

FORWARD COMMITMENTS. The portfolios of the Trust may purchase debt securities on a when issued or forward delivery basis, which means that the obligations will be delivered to the portfolios of the Trust at a future date, which may be a month or more after the date of commitment. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the securities underlying a forward commitment to purchase securities, and the subsequent fluctuations in their value, is taken into account when determining the Trust's net asset value starting on the day the Trust agrees to purchase the securities. At December 31, 1994 forward commitments in the U.S. Government Securities and Aggressive, Moderate and Conservative Asset Allocation Trusts were valued at $46,701,200, $185,610, $31,271, and $201,750, respectively.

MORTGAGE DOLLAR ROLLS. The U. S. Government Securities Trust may enter into mortgage dollar rolls in which it sells mortgage securities for delivery in the current month and simultaneously contracts to repurchase similar, but not identical, securities at the same price on an agreed upon date. The Trust receives compensation as consideration for entering into the commitment to repurchase. The compensation is recorded as deferred income and amortized to income over the roll period. As the holder, the counterparty receives all principal and interest payments, including prepayments, made with respect to the similar security. Mortgage dollar rolls may be renewed with a new sale and repurchase price with a cash settlement made at renewal without physical delivery of the securities subject to the contract.

ORGANIZATION COSTS. Costs incurred by a portfolio in connection with its organization, initial registration and public offering of shares are being amortized on a straight-line basis for the Pasadena Growth, Value Equity, Growth and Income and Strategic Bond Trusts over a five-year period beginning with the commencement of operations of each portfolio.

NASL SERIES TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED
--------------------------------------------------------------------------------

FEDERAL INCOME TAXES. The Trust's policy is to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. Each portfolio of the Trust is treated as a separate taxpayer for federal income tax purposes.

DISTRIBUTION OF INCOME AND GAINS. All of the net investment income of the Money Market Trust is declared as a dividend to shareholders of record as of the close of business each day and is reinvested daily. During any particular year, net realized gains from investment transactions of each portfolio, in excess of available capital loss carryforwards of each portfolio would be taxable to such portfolio if not distributed. Therefore, each portfolio of the Trust intends to distribute all of its investment company taxable income and any net realized capital gains in order to avoid federal income tax. Each portfolio of the Trust is exempt from federal excise tax. Net investment income is reported in the accompanying statements under GAAP. The Trust's distributions are based on income amounts determined in accordance with federal income tax regulations. Overdistributions of net investment income as determined in accordance with GAAP have been presented in the financial statements as distributions in excess of net investment income. Net investment income and net realized gains differ for financial statement and tax purposes due to distributions in accordance with income tax regulations which may differ from GAAP: marking-to-market of certain financial instruments, the deferral of certain losses for tax purposes and the treatment of currency gains or losses. As a result, the character of distributions made during the year from net investment income may differ from its ultimate characterization for tax purposes.

EXPENSE ALLOCATION. Expenses not directly attributable to a particular portfolio are allocated based on the relative share of net assets of each portfolio for the time during which the expense was incurred.

REPURCHASE AGREEMENTS. Each portfolio of the Trust may enter into repurchase agreements. When a portfolio enters into a repurchase agreement through its custodian, it receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is generally at least 102% of the repurchase amount. Each portfolio will take constructive receipt of all securities underlying the repurchase agreements it has entered into until such agreements expire. If the seller defaults, a portfolio would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase amount.

OTHER. Investment security transactions are accounted for on a trade date plus one basis. Interest income is accrued as earned. Dividend income and distributions to shareholders are recorded on the ex-dividend date. All original issue discounts are accreted for financial and tax reporting purposes. The Trust uses the First In, First Out method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

NASL SERIES TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED
--------------------------------------------------------------------------------

3. CAPITAL LOSS CARRYFORWARDS. At December 31, 1994, capital loss carryforwards available to offset future realized gains were approximately:

                                       CAPITAL LOSS CARRYFORWARD
                                            EXPIRATION YEAR
--------------------------------------------------------------------------------
           PORTFOLIO                 1999        2000       2001        2002
        ---------------           ----------  ---------- ----------  -----------
Pasadena Growth ................       -----      -----  $1,981,000  $ 6,191,000
Equity .........................       -----      -----       -----    2,412,000
Strategic Bond .................       -----      -----       -----    2,962,000
Global Government Bond .........       -----      -----       -----   10,464,000
Investment Quality Bond ........    $824,000      -----       -----    4,412,000
U.S. Government Securities .....       -----      -----       -----    9,112,000
Conservative Asset Allocation ..       -----      -----       -----    4,938,000



4. CAPITAL SHARES.  Share activity for the Trust for the year ended
December 31, 1994, was as follows:

                                                       PAR        ADDITIONAL
                                         SHARES       VALUE     PAID-IN CAPITAL
                                       ----------    --------   ---------------
GLOBAL EQUITY
Outstanding at December 31, 1993 ...   24,016,114    $240,161    $ 327,419,160
 Sold ..............................   18,235,665     182,357      300,104,414
 Reinvestment of distributions .....      487,045       4,870        7,748,887
 Redeemed ..........................   (3,597,986)    (35,980)     (57,973,242)
                                       ----------    --------    -------------
   Net increase ....................   15,124,724     151,247      249,880,059
                                       ----------    --------     ------------
Outstanding at December 31, 1994 ...   39,140,838    $391,408    $ 577,299,219
                                       ==========    ========    =============

PASADENA GROWTH
Outstanding at December 31, 1993 ...   10,995,361    $109,954    $ 104,457,619
 Sold ..............................    7,941,481      79,415       72,993,581
 Reinvestment of distributions .....       58,075         581          519,767
 Redeemed ..........................   (2,237,078)    (22,372)     (20,172,114)
                                       ----------    --------    -------------
   Net increase ....................    5,762,478      57,624       53,341,234
                                       ----------    --------    -------------
Outstanding at December 31, 1994 ...   16,757,839    $167,578    $ 157,798,853
                                       ==========    ========    =============

EQUITY
Outstanding at December 31, 1993 ...   24,910,364    $249,104    $ 341,146,230
 Sold ..............................   17,710,463     177,105      265,020,059
 Reinvestment of distributions .....    1,546,186      15,462       22,929,944
 Redeemed ..........................   (7,714,950)    (77,150)    (114,878,252)
                                       ----------    --------    -------------
   Net increase ....................   11,541,699     115,417      173,071,751
                                       ----------    --------    -------------
Outstanding at December 31, 1994 ...   36,452,063    $364,521    $ 514,217,981
                                       ==========    ========    =============

NASL SERIES TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED
--------------------------------------------------------------------------------

CAPITAL SHARES, CONTINUED

                                                        PAR        ADDITIONAL
                                         SHARES        VALUE     PAID-IN CAPITAL
                                       ----------    --------   ---------------
VALUE EQUITY
Outstanding at December 31, 1993 ...    7,642,957    $ 76,430    $ 80,642,911
 Sold ..............................   12,837,537     128,375     147,629,238
 Reinvestment of distributions .....       67,431         674         761,291
 Redeemed ..........................     (972,392)     (9,724)    (11,153,793)
                                       ----------    --------    ------------
   Net increase ....................   11,932,576     119,325     137,236,736
                                       ----------    --------    ------------
Outstanding at December 31, 1994 ...   19,575,533    $195,755    $217,879,647
                                       ==========    ========    ============

GROWTH AND INCOME
Outstanding at December 31, 1993 ...   22,130,851    $221,309    $258,248,180
 Sold ..............................    9,638,712      96,387     125,916,614
 Reinvestment of distributions .....      726,385       7,264       9,145,186
 Redeemed ..........................   (1,086,264)    (10,863)    (14,140,814)
                                       ----------    --------    ------------
   Net increase ....................    9,278,833      92,788     120,920,986
                                       ----------    --------    ------------
Outstanding at December 31, 1994 ...   31,409,684    $314,097    $379,169,166
                                       ==========    ========    ============

STRATEGIC BOND
Outstanding at December 31, 1993 ...    4,931,486    $ 49,315    $ 51,145,884
 Sold ..............................    4,677,859      46,779      48,574,548
 Reinvestment of distributions .....      212,213       2,122       2,128,493
 Redeemed ..........................   (1,302,302)    (13,023)    (13,225,838)
                                       ----------    --------    ------------
   Net increase ....................    3,587,770      35,878      37,477,203
                                       ----------    --------    ------------
Outstanding at December 31, 1994 ...    8,519,256    $ 85,193    $ 88,623,087
                                        =========    ========    ============

GLOBAL GOVERNMENT BOND
Outstanding at December 31, 1993 ...   14,129,801    $141,298    $181,192,225
 Sold ..............................    4,870,962      48,710      65,660,968
 Reinvestment of distributions .....      880,726       8,807      11,035,492
 Redeemed ..........................   (3,165,177)    (31,652)    (40,348,961)
                                       ----------    --------    ------------
   Net increase ....................    2,586,511      25,865      36,347,499
                                       ----------    --------    ------------
Outstanding at December 31, 1994 ...   16,716,312    $167,163    $217,539,724
                                       ==========    ========    ============

INVESTMENT QUALITY BOND
Outstanding at December 31, 1993 ...    8,205,202    $ 82,052    $ 92,377,343
 Sold ..............................    6,434,834      64,348      72,743,756
 Reinvestment of distributions .....      433,366       4,334       4,741,020
 Redeemed ..........................   (4,949,852)    (49,499)    (55,680,199)
                                       ----------    --------    ------------
   Net increase ....................    1,918,348      19,183      21,804,577
                                       ----------    --------    ------------
Outstanding at December 31, 1994 ...   10,123,550    $101,235    $114,181,920
                                       ==========    ========    ============

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--------------------------------------------------------------------------------

CAPITAL SHARES, CONTINUED

                                                       PAR           ADDITIONAL
                                         SHARES       VALUE       PAID-IN CAPITAL
                                       ----------    --------     ---------------
U.S. GOVERNMENT SECURITIES
Outstanding at December 31,1993 ....   16,477,551    $ 164,775     $ 209,249,109
 Sold ..............................    4,796,576       47,966        62,244,217
 Reinvestment of distributions .....      908,402        9,084        11,364,111
 Redeemed ..........................   (7,240,941)     (72,409)      (92,481,941)
                                       ----------    ---------     -------------
   Net decrease ....................   (1,535,963)     (15,359)      (18,873,613)
                                       ----------    ---------     -------------
Outstanding at December 31, 1994 ...   14,941,588    $ 149,416     $ 190,375,496
                                       ==========    =========     =============

MONEY MARKET
Outstanding at December 31, 1993 ...   13,227,446    $ 132,274     $ 132,142,187
 Sold ..............................   37,552,740      375,528       375,151,862
 Reinvestment of distributions .....      911,285        9,113         9,103,734
 Redeemed ..........................  (24,024,090)    (240,241)     (240,000,651)
                                       ----------    ---------     -------------
   Net increase ....................   14,439,935      144,400       144,254,945
                                       ----------    ---------     -------------
Outstanding at December 31, 1994 ...   27,667,381    $ 276,674     $ 276,397,132
                                       ==========    =========     =============

AGGRESSIVE ASSET ALLOCATION
Outstanding at December 31, 1993 ...   14,495,193    $ 144,952     $ 148,583,220
 Sold ..............................    3,996,947       39,969        45,366,993
 Reinvestment of distributions .....    1,035,475       10,355        11,317,739
 Redeemed ..........................   (3,001,916)     (30,019)      (33,846,206)
                                       ----------    ---------     -------------
   Net increase ....................    2,030,506       20,305        22,838,526
                                       ----------    ---------     -------------
Outstanding at December 31, 1994 ...   16,525,699    $ 165,257     $ 171,421,746
                                       ==========    =========     =============

MODERATE ASSET ALLOCATION
Outstanding at December 31, 1993 ...   54,787,460    $ 547,875     $ 565,902,317
 Sold ..............................    3,267,054       32,670        36,854,890
 Reinvestment of distributions .....    4,016,105       40,161        42,651,030
 Redeemed ..........................   (6,060,310)     (60,603)      (66,174,471)
                                       ----------    ---------     -------------
   Net increase ....................    1,222,849       12,228        13,331,449
                                       ----------    ---------     -------------
Outstanding at December 31, 1994 ...   56,010,309    $ 560,103     $ 579,233,766
                                       ==========    =========     =============

CONSERVATIVE ASSET ALLOCATION
Outstanding at December 31, 1993 ...   22,215,871    $ 222,159     $ 226,598,237
 Sold ..............................    1,359,660       13,596        14,670,330
 Reinvestment of distributions .....    1,537,199       15,372        15,679,434
 Redeemed ..........................   (4,156,543)     (41,565)      (43,368,179)
                                       ----------    ---------     -------------
   Net decrease ....................   (1,259,684)     (12,597)      (13,018,415)
                                       ----------    ---------     -------------
Outstanding at December 31, 1994 ...   20,956,187    $ 209,562     $ 213,579,822
                                       ==========    =========     =============

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--------------------------------------------------------------------------------

5. PURCHASES AND SALES OF SECURITIES.  The following summarizes the securities transactions (except for short-term investments) for the portfolios (with the exception of the Money Market Trust) for the year ended
December 31, 1994:

                                                  PURCHASES                                  SALES
                                    -----------------------------------       ----------------------------------
           PORTFOLIO                 U.S. GOVERNMENT      OTHER ISSUES         U.S. GOVERNMENT     OTHER ISSUES
        --------------              -----------------    --------------       -----------------   --------------
Global Equity ..................              -----       $514,685,244                   -----     $274,890,442
Pasadena Growth ................              -----         87,858,346                   -----       37,655,673
Equity .........................              -----        763,108,921                   -----      543,638,747
Value Equity ...................              -----        139,558,927                   -----       31,612,908
Growth and Income ..............              -----        256,905,340                   -----      143,965,664
Strategic Bond .................       $ 83,156,431         99,379,147            $ 29,690,168      109,699,314
Global Government Bond .........         11,134,497        349,685,399               8,939,700      309,723,029
Investment Quality Bond ........        142,409,309         31,176,056             111,536,129       35,530,098
U.S. Government Securities .....        743,043,484          3,361,587             752,744,944        1,791,121
Aggressive Asset Allocation ....        102,562,640        146,637,171              96,658,121      136,966,574
Moderate Asset Allocation ......        700,963,349        406,287,602             694,090,993      391,561,724
Conservative Asset Allocation ..        377,251,533        100,708,533             362,909,482      107,633,605


Purchases and sales (maturities) for the Money Market Trust for the year ended December 31, 1994 were
$3,710,920,155 and $3,576,782,908, respectively.  At December 31, 1994 tax basis net unrealized appreciation
(depreciation) was equal to the aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value as follows:


                                                         TAX BASIS NET
                                                           UNREALIZED            TAX BASIS           TAX BASIS
                                         TAX BASIS       APPRECIATION           UNREALIZED           UNREALIZED
    PORTFOLIO                              COST         (DEPRECIATION)         APPRECIATION         DEPRECIATION
-----------------                     --------------   ----------------       --------------       --------------
Global Equity ..................       $606,621,617      $  8,349,789           $46,941,665          $ 38,591,876
Pasadena Growth ................        156,560,210         1,098,020            12,376,613            11,278,593
Equity .........................        520,973,428        18,298,385            40,982,392            22,684,007
Value Equity ...................        227,315,360           (53,447)           14,010,672            14,064,119
Growth and Income ..............        395,390,174        17,189,270            31,363,681            14,174,411
Strategic Bond .................         91,124,983        (5,496,618)              669,711             6,166,329
Global Government Bond .........        212,233,849       (10,223,615)              631,040            10,854,655
Investment Quality Bond ........        114,579,282        (4,701,188)              142,640             4,843,828
U.S. Government Securities .....        242,924,121        (4,321,294)              316,431             4,637,725
Aggressive Asset Allocation ....        177,475,092         1,604,915             8,779,637             7,174,722
Moderate Asset Allocation ......        599,020,392        (4,722,056)           19,919,421           (24,641,477)
Conservative Asset Allocation ..        215,652,872        (2,998,770)            4,353,068            (7,351,838)

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--------------------------------------------------------------------------------

PURCHASES AND SALES OF SECURITIES, CONTINUED

The following is a summary of futures contracts activity during the year ended December 31, 1994:

                                                 SALES OF FUTURES CONTRACTS               PURCHASES OF FUTURES CONTRACTS
                                       --------------------------------------------     ----------------------------------
                                        NUMBER OF     AGGREGATE FACE    UNREALIZED          NUMBER OF     AGGREGATE FACE
                                        CONTRACTS   VALUE OF CONTRACTS     LOSS             CONTRACTS   VALUE OF CONTRACTS
                                       ----------   ------------------  -----------     --------------  -------------------
AGGRESSIVE:
 U.S. TREASURY BOND FUTURES:
 Outstanding, December 31, 1993 ..         42          $  4,200,000                            ----                 ----
 Contracts opened ................          7               700,000                             226         $ 22,600,000
 Contracts closed ................        (49)           (4,900,000)                           (226)         (22,600,000)
                                        -----          ------------                            ----         ------------
 Outstanding, December 31, 1994 ..       ----                  ----                            ----         $       ----
                                        =====          ============                            ====         ============

 S&P 500 FUTURES:
 Outstanding, December 31, 1993 ..          4          $  1,000,000                            ----                 ----
 Contracts opened ................        151            37,750,000                              14         $  3,500,000
 Contracts closed ................       (104)          (26,000,000)                            (14)          (3,500,000)
                                        -----          ------------                            ----         ------------
 Outstanding, December 31, 1994 ..         51          $ 12,750,000      ($189,235)            ----                 ----
                                        =====          ============      =========             ====         ============

MODERATE:
 U.S. TREASURY BOND FUTURES:
 Outstanding, December 31, 1993 ..         33          $  3,300,000                            ----                 ----
 Contracts opened ................       ----                  ----                             813         $ 81,300,000
 Contracts closed ................        (33)           (3,300,000)                           (813)        (81,300,000)
                                        -----          ------------                            ----         ------------
 Outstanding, December 31, 1994 ..       ----                  ----                            ----                 ----
                                        =====          ============                            ====         ============

 S&P 500 FUTURES:
 Outstanding, December 31, 1993 ..         10          $  2,500,000                            ----                 ----
 Contracts opened ................        339            84,750,000                              10         $  2,500,000
 Contracts closed ................       (242)          (60,500,000)                            (10)          (2,500,000)
                                        -----          ------------                            ----         ------------
 Outstanding, December 31, 1994 ..        107          $ 26,750,000      ($412,895)            ----                 ----
                                        =====          ============      =========             ====         ============

CONSERVATIVE:
 U.S. TREASURY BOND FUTURES:
 Outstanding, December 31, 1993 ..         27          $  2,700,000                            ----                 ----
 Contracts opened ................       ----                  ----                              78         $  7,800,000
 Contracts closed ................        (27)           (2,700,000)                            (78)          (7,800,000)
                                        -----          ------------                            ----         ------------
 Outstanding, December 31, 1994 ..       ----                  ----                            ----                 ----
                                        =====          ============                            ====         ============

 S&P 500 FUTURES:
 Outstanding, December 31, 1993 ..         14          $  3,500,000                            ----                 ----
 Contracts opened ................         91            22,750,000                            ----                 ----
 Contracts closed ................        (86)          (21,500,000)                           ----                 ----
                                        -----          ------------                            ----         ------------
 Outstanding, December 31, 1994 ..         19          $  4,750,000      ($ 67,265)            ----                 ----
                                        =====          ============      =========             ====         ============

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--------------------------------------------------------------------------------

6. INVESTMENT ADVISORY AGREEMENTS. Effective March 20, 1987, the Trust entered into an Investment Advisory Agreement with NASL Financial, a wholly-owned subsidiary of Security Life and the principal underwriter of the variable annuity contracts issued by Security Life and First North American. The Adviser is responsible for managing the corporate and business affairs of the Trust and for selecting and compensating subadvisers to handle the investment and reinvestment of the assets of each portfolio of the Trust, subject to the supervision of the Trust's Board of Trustees. As compensation for its services, NASL Financial receives an advisory fee from the Trust based on the average annual net assets of each particular portfolio. Advisory fees charged to each portfolio were as follows for the year ended December 31, 1994:


  PORTFOLIO                        FEE
--------------                   -------
Global Equity ..................    .90%
Pasadena Growth ................   .975%
Equity .........................    .75%
Value Equity ...................    .80%
Growth and Income ..............    .75%
Strategic Bond .................   .775%
Global Government Bond .........    .80%
Investment Quality Bond ........    .65%
U.S. Government Securities .....    .65%
Money Market ...................    .50%
Aggressive Asset Allocation ....    .75%
Moderate Asset Allocation ......    .75%
Conservative Asset Allocation ..    .75%



EXPENSE REIMBURSEMENT. Pursuant to the Advisory Agreement, NASL Financial reimburses the Trust for expenses (excluding advisory fees, taxes, portfolio brokerage commissions, and interest) incurred in excess of 0.50% of the average annual net assets of each portfolio, respectively, on an annualized basis in each of the Pasadena Growth, Equity, Value Equity, Growth and Income, Strategic Bond, Investment Quality Bond, U.S. Government Securities, Money Market and Aggressive, Moderate and Conservative Asset Allocation Trusts and 0.75% in each of the Global Equity and Global Government Bond Trusts. There were no expenses reimbursed by NASL Financial for the year ended December 31, 1994. The Subadviser to the Pasadena Growth Trust, Roger Engemann Management Co., Inc. has agreed to reimburse "other expenses" of the Pasadena Growth Trust up to a maximum on an annual basis of .15% of average annual net assets. For the year ended December 31, 1994, all "other expenses", .09%, were reimbursed by them.

7. TRUSTEES' FEES. The Trust pays each Trustee who is not an employee or a director of the Adviser or its affiliates a fee of $4,750 plus travel expenses for each Board of Trustees meeting attended. The Trust also pays each Trustee who is not an employee of the Adviser or its affiliates an annual retainer of $14,000.

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--------------------------------------------------------------------------------


8. COMMITMENTS.  At December 31, 1994, the Global Equity, Strategic Bond, Global Government Bond and Aggressive,
Moderate and Conservative Asset Allocation Trusts had entered into forward foreign currency contracts which contractually obligate the portfolio to deliver currencies at future dates.  Open sale and purchase contracts at December 31, 1994 were as follows:

                                                                                                          NET
                                                                                                       UNREALIZED
                                       CONTRACTS      IN EXCHANGE     SETTLEMENT                      APPRECIATION
                                      TO DELIVER          FOR            DATE            VALUE       (DEPRECIATION)
                                      ----------      -----------     ----------     -----------     --------------
GLOBAL EQUITY:
SALES
  New Zealand Dollar ............        110,193      $    70,440       1/04/95      $    70,532        $     (92)
  French Francs .................     57,516,400       10,741,316       1/31/95       10,770,788          (29,472)
                                                      -----------                    -----------        ---------
                                                      $10,811,756                    $10,841,320        $ (29,564)
                                                      ===========                    ===========        =========
PURCHASES
                                     $10,885,487   FRF 58,332,381       1/31/95      $10,923,593        $  38,106
                                     -----------                                     -----------        ---------
                                     $10,885,487                                     $10,923,593        $  38,106
                                     ===========                                     ===========        =========
                                                                                                        $   8,542
                                                                                                        =========

STRATEGIC BOND:
SALES
  German Deutschemarks ..........      3,300,000      $ 2,112,405       2/28/95      $ 2,133,230        $ (20,825)
  European Currency Unit ........        825,000        1,005,139       2/28/95        1,011,534           (6,395)
  Spanish Peseta ................    369,000,000        2,809,167       2/28/95        2,792,809           16,358
  Finnish Marrka ................      9,600,000        1,987,578       2/28/95        2,028,162          (40,584)
  Great British Pound Sterling ..      1,200,000        1,873,200       2/28/95        1,877,039           (3,839)
  Irish Punt ....................        510,000          784,533       2/28/95          788,052           (3,519)
  Japanese Yen ..................    109,000,000        1,115,204       2/28/95        1,101,678           13,526
                                                      -----------                    -----------        ---------
                                                      $11,687,226                    $11,732,504        $ (45,278)
                                                      ===========                    ===========        =========

GLOBAL GOVERNMENT BOND:
SALES
  German Deutschemarks ..........     15,579,000      $10,000,000       2/21/95      $10,068,032        $ (68,032)
  French Francs .................     53,883,520       10,000,000       2/21/95       10,091,790          (91,790)
                                                      -----------                    -----------        ---------
                                                      $20,000,000                    $20,159,822        $(159,822)
                                                      ===========                    ===========        =========
PURCHASES
                                     $   850,773   FRF  4,545,000       1/04/95      $   850,964        $     191
                                      10,000,000   FRF 53,883,500       2/21/95       10,091,787           91,787
                                      10,070,622   DEM 15,579,000       2/21/95       10,068,031           (2,591)
                                     -----------                                     -----------        ---------
                                     $20,921,395                                     $21,010,782           89,387
                                     ===========                                     ===========        =========
                                                                                                        $ (70,435)
                                                                                                        =========

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NOTES TO FINANCIAL STATEMENTS - CONTINUED
--------------------------------------------------------------------------------

COMMITMENTS, CONTINUED

                                                                                                          NET
                                                                                                       UNREALIZED
                                       CONTRACTS      IN EXCHANGE     SETTLEMENT                      APPRECIATION
                                      TO DELIVER          FOR            DATE            VALUE       (DEPRECIATION)
                                      ----------      -----------     ----------     -----------     --------------
AGGRESSIVE ASSET ALLOCATION:
SALES
 German Deutschemarks ........           670,784       $  433,925       1/09/95       $  432,945          $   980
                                                       ----------                     ----------          -------
                                                       $  433,925                     $  432,945          $   980
                                                       ==========                     ==========          =======
PURCHASES
                                      $  425,561   DEM    670,784       1/09/95       $  432,945          $ 7,384
                                      ----------                                      ----------          -------
                                      $  425,561                                      $  432,945          $ 7,384
                                      ==========                                      ==========          =======
                                                                                                          $ 8,364
                                                                                                          =======

MODERATE ASSET ALLOCATION:
SALES
 German Deutschemarks ........         4,922,521       $3,184,345       1/09/95       $3,177,152          $ 7,193
                                                       ----------                     ----------          -------
                                                       $3,184,345                     $3,177,152          $ 7,193

PURCHASES
                                      $3,122,963   DEM  4,922,521       1/09/95       $3,177,152          $54,189
                                      ----------                                      ----------          -------
                                      $3,122,963                                      $3,177,152          $54,189
                                      ==========                                      ==========          =======
                                                                                                          $61,382
                                                                                                          =======

CONSERVATIVE ASSET ALLOCATION:
SALES
 German Deutschemarks ........         2,569,618       $1,662,268       1/09/95       $1,658,513          $ 3,755
                                                       ----------                     ----------          -------
                                                       $1,662,268                     $1,658,513          $ 3,755
                                                       ==========                     ==========          =======
PURCHASES
                                      $1,630,226   DEM  2,569,618       1/09/95       $1,658,513          $28,287
                                      ----------                                      ----------          -------
                                      $1,630,226                                      $1,658,513          $28,287
                                      ==========                                      ==========          =======
                                                                                                          $32,042
                                                                                                          =======

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NOTES TO FINANCIAL STATEMENTS - CONTINUED
--------------------------------------------------------------------------------

9. RECLASSIFICATIONS. Certain reclassifications have been made to the components of capital in the Statements of Assets and Liabilities to conform with the accounting and reporting guidelines of the Statement of Position (SOP) 93-2 "Determination, Disclosure, and Financial Statement Presentation of Income, Capital Gain, and Return of Capital Distributions by Investment Companies" issued on February 1, 1993. The SOP requires the Portfolios to report the accumulated net realized capital gain (loss) account in such a manner as to approximate amounts available for future tax distributions (or to offset future taxable realized capital gains) and to achieve uniformity in the presentation of distributions by investment companies. Certain distributions in excess of accumulated net investment income and/or accumulated realized gains or losses, which resulted from differences between income tax regulations and GAAP, have been reclassified to undistributed net investment income. Distributions which were the result of permanent differences between book and tax rules have been reclassified to paid-in-capital. The following amounts represent the cumulative reclassifications as of December 31, 1993:


PORTFOLIO                           ACCUMULATED    UNDISTRIBUTED   ADDITIONAL
                                    NET REALIZED   NET INVESTMENT   PAID-IN
                                       GAINS          INCOME        CAPITAL
                                   --------------  --------------  ----------
Global Equity ..................   $  814,951       $  (867,969)    $ 53,018
Strategic Bond .................     (242,253)          233,822        8,431
Global Government Bond .........    1,420,190        (1,660,052)     239,862
Investment Quality Bond ........      169,717          (169,717)       -----
U.S. Government Securities .....      189,992          (189,992)       -----
Aggressive Asset Allocation ....      172,113          (172,113)       -----
Moderate Asset Allocation ......    1,140,199        (1,140,199)       -----
Conservative Asset Allocation ..      615,747          (615,747)       -----



The Statement of Changes in Net Assets and Financial Highlights for previous periods have not been restated to reflect this change in presentation. Net investment income, net realized gains and net assets were not affected by this change.

                         PART C.  OTHER INFORMATION
                                  -----------------

Item 24.  FINANCIAL STATEMENTS AND EXHIBITS
          ---------------------------------


(a) Financial Statements:
    --------------------


      (1) Unaudited Financials at  June 30, 1995 - Parts A and B.


      (2) Audited Financials

             Report of Independent Accountants, February 14, 1995 -- Part B

             Statements of Assets and Liabilities, December 31, 1994 -- Part B

             Statements of Operations for the year ended December 31, 1994 -- Part B

             Statements of Changes in Net Assets for the years ended December 31, 1994 and December 31, 1993 -- Part B

             Notes to Financial Statements, December 31, 1994 -- Part B

             Portfolios of Investments, December 31, 1994 -- Part B - Financial Highlights -- Parts A and B

(b)  Exhibits:
     --------

      (1) Agreement and Declaration of Trust dated September 29, 1988 -- previously filed as exhibit (1) to post-effective amendment no. 7 filed on October 31, 1988.

      (2) By-laws of NASL Series Trust -- previously filed as exhibit (2) to post-effective amendment no. 7 filed on October 31, 1988.

      (4)(a) Specimen Share Certificate for Equity Trust -- previously filed as exhibit (4)(a) to post-effective amendment no. 7 filed on October 31, 1988.

      (4)(b) Specimen Share Certificate for Growth and Income Trust -- previously filed as as exhibit (4)(b) to post-effective amendment no. 13 filed on February 15, 1991.

      (4)(c) Specimen Share Certificate for Investment Quality Bond Trust -- previously filed as exhibit (4)(c) to post-effective amendment no. 14 filed on April 15, 1991.

      (4)(d) Specimen Share Certificate for Money Market Trust -- previously filed as as exhibit (4)(c) to post-effective amendment no.7 filed on October 31, 1988.

      (4)(e) Specimen Share Certificate for Global Equity Trust - previously filed as exhibit (4)(d) to post-effective amendment no. 7 filed on October 31, 1988.

      (4)(f) Specimen Share Certificate for Global Government Bond Trust -- previously filed as exhibit (4)(e) to post-effective amendment no. 7 filed on October 31, 1988.

      (4)(g) Specimen Share Certificate for U.S. Government Securities Trust -- previously filed as exhibit (4)(g) to post-effective amendment no. 14 filed on April 15, 1991.

      (4)(h) Specimen Share Certificate for Conservative Asset Allocation Trust -- previously filed as exhibit (4)(g) to post-effective amendment no. 10 filed on May 19, 1989.

      (4)(i) Specimen Share Certificate for Moderate Asset Allocation Trust -- previously filed as exhibit (4)(h) to post-effective amendment no. 10 filed on May 19, 1989.

      (4)(j) Specimen Share Certificate for Aggressive Asset Allocation Trust -- previously filed as exhibit (4)(i) to post-effective amendment no. 10 filed on May 19, 1989.

      (4)(k) Specimen Share Certificate for Value Equity Trust -- previously filed as exhibit (4)(k) to post-effective amendment no. 21 filed on August 24, 1992.

      (4)(l) Specimen Share Certificate for Strategic Bond Trust -- previously filed as exhibit (4)(l) to post-effective amendment no. 21 filed on August 24, 1992.

      (4)(m) Specimen Share Certificate for Pasadena Growth Trust -- previously filed as exhibit (4)(m) to post-effective amendment no. 21 filed on August 24, 1992.

      (4)(n) Specimen Share Certificate for International Growth and Income Trust -- previously filed as exhibit (4)(n) to post-effective amendment no. 27 filed October 20, 1994.

      (4)(o) Specimen Share Certificate for the Small/Mid Cap Trust - Filed herewith.


     (4)(p) Specimen Share Certificate for the International Small Cap Trust - Filed herewith.

     (5)(a)(1) Advisory Agreement Between NASL Series Trust and NASL Financial Services, Inc.

     (5)(b)(i) Restated Subadvisory Agreement Between NASL Financial Services, Inc. and Oechsle International Advisors, L.P., previously filed as exhibit (5)(b)(ii) to post-effective amendment no 16. on October 23, 1991.

     (5)(b)(ii) Subadvisory Agreement Between NASL Financial Services, Inc. and Wellington Management Company, previously filed as exhibit
                  (5)(b)(iii) to post-effective amendment no. 16 on October 23, 1991.

     (5)(b)(iii) Amendment to Subadvisory Agreement Between NASL Financial Services, Inc. and Wellington Management Company dated December 13, 1991, previously filed as exhibit (5)(b)(iii) to post-effective amendment no. 18 on December 19, 1991.

     (5)(b)(iv) Subadvisory Agreement Between NASL Financial and Fidelity Management Trust Company dated December 6, 1991, previously filed as exhibit (5)(b)(iv) to post-effective amendment no. 18 on December 19, 1991.

     (5)(b)(v) Subadvisory Agreement Between NASL Financial and Salomon Brothers Asset Management Inc dated December 6, 1991, previously filed as exhibit (5)(b)(v) to post-effective amendment no. 18 on December 19, 1991.

     (5)(b)(vi) Amendment to Subadvisory Agreement Between NASL Financial and Salomon Brothers Asset Management Inc dated August 20, 1992 -- previously filed as exhibit no. (5)(a)(3) to post-effective amendment no. 22 filed on October 30, 1992.

     (5)(b)(vii) Subadvisory Agreement Between NASL Financial and Goldman Sachs Asset Management dated December 3, 1992 -- previously filed as exhibit no. (5)(b)(vii) to post-effective amendment no. 23 filed on February 2, 1993.

     (5)(b)(viii) Subadvisory Agreement Between NASL Financial and Roger
                  Engemann Management Co., Inc. dated August 31, 1992 - previously filed as exhibit (5)(b)(v) to post-effective amendment no. 18 on December 19, 1991.

     (5)(b)(ix) Subadvisory Consulting Agreement Between Salomon Brothers Asset Management Inc and Salomon Brothers Asset Management Limited dated February 19, 1993. -- previously filed as exhibit (5)(b)(ix) to post effective amendment 24 on April 2, 1993.


     (5)(b)(x) Subadvisory Agreement between NASL Financial Services, Inc. and J.P. Morgan Investment Management Inc. dated December 1, 1994 -- previously filed as exhibit (5)(b)(xi) to post-effective amendment no. 28 on March 2, 1995.


      (5)(b)(xi) Form of Subadvisory Agreement between NASL Financial Services, Inc. and Fred Alger Management, Inc. - Filed herewith.


     (5)(b)(x) Form of Subadvisory Agreement between NASL Financial Services, Inc. and Founders Asset Management, Inc. - Filed herewith.

     (8)(a) Custodian Agreement Between NASL Series Trust and Boston Safe Deposit and Trust Company, previously filed as exhibit (8)(a) to post-effective amendment no. 16 filed on October 23, 1991.

     (8)(b) Custodian Agreement Between NASL Series Fund, Inc. and State Street Bank and Trust Company -- previously filed as exhibit
                  (8)(b) to post-effective amendment no. 6 filed on March 14, 1988.

     (10)(a)(i) Opinion and Consent of Ropes & Gray -- previously filed as exhibit (10)(a) to post-effective amendment no. 7 filed on October 31, 1988.

     (10)(a)(ii) Opinion and Consent of Tina M. Perrino, Esq. -- previously filed as exhibit (10)(a)(ii) to post-effective amendment no. 14 filed on April 15, 1991.

     (10)(a)(iii) Opinion and Consent of Tina M. Perrino, Esq. -- previously filed as exhibit (10)(a)(iii) to post-effective amendment no. 22 filed October 30, 1992.

     (10)(a)(iv) Opinion and Consent of Betsy A. Seel, Esq.-- previously filed as exhibit (10)(a)(iv) to post-effective amendment no. 27 filed October 20, 1994.

      (10)(a)(v)  Opinion and Consent of Betsy A. Seel, Esq. - Filed herewith.

     (10)(b)      Consent of Jones & Blouch - Filed herewith]


     (11)         Consent of Coopers & Lybrand - Filed herewith

     (13) Letter Containing Investment Undertaking of North American Life Assurance Company -- previously filed as exhibit 13 to post-effective amendment no. 4 filed on December 24, 1987.

     (16)(a) Schedule of computations of Total Return Figures for the U.S. Government Securities, Growth and Income and Investment Quality Bond Trusts, previously filed as exhibit (16)(a) to post-effective amendment no. 16 filed on October 23, 1991.

     (16)(b) Schedule of Computations of Total Return Figures for the Equity, Global Equity and Global Government Bond -- previously filed as exhibit 16 to post-effective amendment no. 10 filed on May 19, 1989.

     (16)(c) Schedule of Computations of Total Return Figures for the Asset Allocation Trusts, Value Equity Trust, Pasadena Growth Trust and the Strategic Bond Trust -- previously filed as exhibit 16(c) to post-effective amendment no. 25 filed on March 2, 1994.

     (16)(d) Schedule of Computations of Total Return Figures for the International Growth & Income Trust. - previously filed as
                  Exhibit 16(d) to post-effective amendment no. 29 on June 29, 1995.


     (17) Financial Data Schedule for financial statements for the one year period ended December 31, 1994 and the six month period ended June 30, 1995. - filed herewith.


     (18)(a)      Power of Attorney - Trustees, previously filed as Exhibit
                  (17) to post-effective amendment no. 23 filed on February 2, 1993.

     (18)(b) Power of Attorney - Richard C. Hirtle, Vice President and Treasurer (Principal Financial and Accounting Officer) -- previously filed as exhibit 17(b) to post effective amendment no. 24 filed April 2, 1993.

      (18)(c) Power of Attorney - Frederick W. Gorbet -- previously filed as exhibit 17(c) to post-effective amendment no. 25 filed on March 2, 1994.

      (18)(d) Powers of Attorney -- previously filed as exhibit 17(d) to post effective amendment no. 27 filed October 20, 1994.


ITEM 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT


     The Trust has two shareholders: North American Security Life Insurance Company ("Security Life") and its wholly-owned subsidiary, First North American Life Assurance Company ("FNAL"). Security Life and FNAL hold Trust shares attributable to variable contracts in its separate account registered under the Investment Company Act of 1940. Security Life and FNAL will solicit voting instructions from variable contract owners and vote all shares held in proportion to the instructions received.





                     NORTH AMERICAN LIFE ASSURANCE COMPANY
SUBSIDIARY ORGANIZATION AS AT NOVEMBER 30, 1995 (INCLUDING EXECUTIVE OFFICES)
                                   (CANADA)



NORTH AMERICAN LIFE ASSURANCE COMPANY




-     THE NORTH AMERICAN GROUP INC.
      5650 YONGE STREET
      TORONTO, ONTARIO
      M2M 4G4
      100%
      ONTARIO CORPORATION

-     FNA FINANCIAL INC.

      5650 YONGE STREET
      NORTH YORK, ONTARIO
      M2M 4G4
      100%
      FEDERAL CORPORATION

           -     ELLIOTT & PAGE LIMITED
                 120 ADELAIDE STREET WEST
                 SUITE 1120
                 TORONTO, ONTARIO
                 M5H 1V1
                 100%
                 ONTARIO CORPORATION

           -     FIRST NORTH AMERICAN INSURANCE COMPANY
                 5650 YONGE STREET
                 NORTH YORK, ONTARIO
                 M2M 4G4
                 100%
                 FEDERAL INSURANCE COMPANY

           -     NAL RESOURCES MANAGEMENT LIMITED
                 2400, 605-5TH AVENUE S.W.
                 CALGARY, ALBERTA
                 T2P 3H5
                 100%
                 FEDERAL CORPORATION




                    NORTH AMERICAN LIFE ASSURANCE COMPANY
SUBSIDIARY ORGANIZATION AS AT NOVEMBER 30, 1995 (INCLUDING EXECUTIVE OFFICES)
                                   (CANADA)



NORTH AMERICAN LIFE ASSURANCE COMPANY




-     FNA FINANCIAL INC.

           -     NAL TRUSTCO INC.
                 5650 YONGE STREET
                 NORTH YORK, ONTARIO
                 M3M 4G4
                 100%
                 ONTARIO CORPORATION

           -     NALAFUND INVESTORS LIMITED
                 5650 YONGE STREET
                 NORTH YORK, ONTARIO
                 M2M 4G4
                 100%
                 FEDERAL CORPORATION

          -      NORTH AMERICAN LIFE FINANCIAL SERVICES INC.
                 5650 YONGE STREET
                 NORTH YORK, ONTARIO
                 M2M 4G4
                 100%
                 (TO BE DISSOLVED)
                 ONTARIO CORPORATION

         -       SEAMARK ASSET MANAGEMENT LTD.
                 CENTRAL TRUST TOWER, SUITE 310
                 1801 HOLLIS STREET
                 HALIFAX, NOVA SCOTIA
                 B3J 3N4
                 69.175%
                 FEDERAL CORPORATION




                    NORTH AMERICAN LIFE ASSURANCE COMPANY
SUBSIDIARY ORGANIZATION AS AT NOVEMBER 30, 1995 (INCLUDING EXECUTIVE OFFICES)
                                   (CANADA)



NORTH AMERICAN LIFE ASSURANCE COMPANY




-     NALACO MORTGAGE CORPORATION
      5650 YONGE STREET
      NORTH YORK, ONTARIO
      M2M 4G4
      100%
      ONTARIO CORPORATION

-     NAL RESOURCES LIMITED

    2400, 605-5TH AVENUE S.W.
    CALGARY, ALBERTA
    T2P 3H5
    100%
    ALBERTA CORPORATION

-   TBD LIFE INSURANCE COMPANY
    (FORMERLY SUN ALLIANCE AND LONDON INSURANCE COMPANY (CANADA)
    5650 YONGE STREET
    NORTH YORK, ONTARIO
    M2M 4G4
    100%
    (TO BE DISSOLVED)
    FEDERAL INSURANCE COMPANY

-   NORTH AMERICAN CAPITAL CORPORATION
    5650 YONGE STREET
    TORONTO, ONTARIO
    M2M 4G4
    100%
    ONTARIO CORPORATION

-   1056416 ONTARIO LIMITED
    5650 YONGE STREET
    NORTH YORK, ONTARIO
    M2M 4G4
    100%
    (TO BE DISSOLVED)
    ONTARIO CORPORATION



                    NORTH AMERICAN LIFE ASSURANCE COMPANY
SUBSIDIARY ORGANIZATION AS AT NOVEMBER 30, 1995 (INCLUDING EXECUTIVE OFFICES)
                                   (CANADA)



NORTH AMERICAN LIFE ASSURANCE COMPANY



-   484551 ONTARIO LIMITED
    5650 YONGE STREET
    NORTH YORK, ONTARIO
    M2M 4G4
    100%
    ONTARIO CORPORATION

          -      911164 ONTARIO INC.

                 5650 YONGE STREET
                 NORTH YORK, ONTARIO
                 M2M 4G4
                 100%
                 ONTARIO CORPORATION

-   495603 ONTARIO LIMITED
    5650 YONGE STREET
    NORTH YORK, ONTARIO
    M2M 4G4
    100%
    ONTARIO CORPORATION

-   994744 ONTARIO INC.
    5650 YONGE STREET
    NORTH YORK, ONTARIO
    M2M 4G4
    100%
    ONTARIO CORPORATION





                    NORTH AMERICAN LIFE ASSURANCE COMPANY
SUBSIDIARY ORGANIZATION AS AT NOVEMBER 30, 1995 (INCLUDING EXECUTIVE OFFICES)
                               (UNITED STATES)



NORTH AMERICAN LIFE ASSURANCE COMPANY




-   NORTH AMERICAN SECURITY LIFE INSURANCE COMPANY
    116 HUNTINGTON AVENUE
    6TH FLOOR
    BOSTON, MASSACHUSETTS 02116
    100%
    DELAWARE CORPORATION

         -       FIRST NORTH AMERICAN LIFE ASSURANCE COMPANY
                 555 THEODORE FREMD AVENUE
                 RYE, NEW YORK, N.Y. 10580
                 100%
                 NEW YORK CORPORATION

         -       NASL FINANCIAL SERVICES, INC.
                 116 HUNTINGTON AVENUE
                 6TH FLOOR
                 BOSTON, MASSACHUSETTS 02116
                 100%
                 MASSACHUSETTS CORPORATION

         -       NORTH AMERICAN FUNDS
                 116 HUNTINGTON AVENUE
                 BOSTON, MA 02116
                 OPEN-END MANAGEMENT INVESTMENT COMPANY
                 MASSACHUSETTS BUSINESS TRUST
                 CONTACT: JOHN D. DESPREZ III

         -       NASL SERIES TRUST
                 116 HUNTINGTON AVENUE
                 BOSTON, MA 02116
                 OPEN-END MANAGEMENT INVESTMENT COMPANY
                 MASSACHUSETTS BUSINESS TRUST
                 CONTACT: WILLIAM J. ATHERTON

         -       WOOD LOGAN ASSOCIATES, INC.
                 1455 EAST PUTNAM AVENUE
                 OLD GREENWICH, CT 06870
                 BROKER/DEALER
                 CONNECTICUT CORPORATION
                 CONTACT: SCOTT LOGAN

                 -       WOOD LOGAN ASSOCIATES, INC.
                         1455 EAST PUTNAM AVENUE
                         OLD GREENWICH, CT 06870
                         BROKER/DEALER
                         CONNECTICUT CORPORATION
                         CONTACT: SCOTT LOGAN

-   CAPITOL BANKERS LIFE INSURANCE COMPANY
    5650 YONGE STREET
    NORTH YORK, ONTARIO
    M2M 4G4

    100%
    MINNESOTA COMPANY

-   ENNAL, INC.
    5650 YONGE STREET
    NORTH YORK, ONTARIO
    M2M 4G4
    100%
    OHIO CORPORATION

-   FIRST NORTH AMERICAN REALTY, INC.
    5650 YONGE STREET
    NORTH YORK, ONTARIO
    M2M 4G4
    100%
    MINNESOTA CORPORATION

                    NORTH AMERICAN LIFE ASSURANCE COMPANY
          PARTIALLY OWNED CORPORATIONS (INCLUDING EXECUTIVE OFFICES)
                           AS AT NOVEMBER 30, 1995




-   GRAYROCK SHARED VENTURES, LTD.
    FIRST CANADIAN CENTRE
    SUITE 2800
    350 - 7TH AVENUE S.W.
    CALGARY, ALBERTA
    T2P 3N9
    NAL                       29%
    FNAIC                     20%
    MOLSON                    51%
    (TO BE DISSOLVED)
    FEDERAL CORPORATION

-   PEEL-DE MAISONNEUVE INVESTMENTS LTD.
    2000 PEEL STREET
    SUITE 900
    MONTREAL, PQ
    H3A 2W5
    NAL                       50%
    CANDEREL                  50%
    FEDERAL CORPORATION

    -      2932121 CANADA INC.
           2000 PEEL STREET
           SUITE 900
           MONTREAL, PQ
           H3A 2W5
           FEDERAL CORPORATION



    ICA   =     INSURANCE COMPANIES ACT
    OBCA  --    ONTARIO BUSINESS CORPORATIONS ACT
    CBCA  =     CANADA BUSINESS CORPORATIONS ACT
    ABCA  =     ALBERTA BUSINESS CORPORATIONS ACT ]

ITEM 26.  NUMBER OF HOLDERS OF SECURITIES
          -------------------------------



     As of December 6, 1995 the number of holders of the shares of beneficial interest of each series of shares of the Registrant is as follows:



                  Title of Series                    Number of Record Holders
                  ---------------                    ------------------------
             Global Equity Trust Shares of
                Beneficial Interest                              2
             Pasadena Growth Trust Shares of
                Beneficial Interest                              2
             Equity Trust Shares of
                Beneficial Interest                              2
             Value Equity Trust Shares of
                Beneficial Interest                              2
             Growth and Income Trust Shares
                of Beneficial Interest                           2
             Strategic Bond Trust Shares
                of Beneficial Interest                           2
             Global Government Bond Trust
                Shares of Beneficial Interest                    2
             Investment Quality Bond Trust Shares
                of Beneficial Interest                           2
             U.S. Government Securities Trust
                Shares of Beneficial Interest                    2
             Money Market Trust Shares of
                Beneficial Interest                              2
             Conservative Asset Allocation Trust
                Shares of Beneficial Interest                    2
             Moderate Asset Allocation Trust
                Shares of Beneficial Interest                    2
             Aggressive Asset Allocation Trust
                Shares of Beneficial Interest                    2
             International Growth and Income Trust
                Shares of Beneficial Interest                    2



ITEM 27.  INDEMNIFICATION
          -------------------


     Sections 6.4 and 6.5 of the Agreement and Declaration of Trust of the Registrant provide that the Registrant shall indemnify each of its Trustees and officers against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and against all expenses, including but not limited to accountants and counsel fees, reasonably incurred in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Trustee or officer may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, except that indemnification shall not be provided if it shall have been finally adjudicated in a decision on the merits by the court or other body before which the proceeding was brought that such Trustee or officer (i) did not act in good faith in the reasonable belief that his or her action was in the best interests of the Registrant or (ii) is liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office.



ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER
          ----------------------------------------------------

     See "Management of the Trust" in the Prospectus and "Investment Management Arrangements" in the Statement of Additional Information for information regarding the business of the Adviser and each of the Subadvisers. For information as to the business, profession, vocation or employment of a substantial nature of each director, officer or partner of the Adviser and each of the Subadvisers, reference is made to the respective Form ADV, as amended, filed under the Investment Advisers Act of 1940, each of which is herein incorporated by reference.

ITEM 29.  PRINCIPAL UNDERWRITERS
          ----------------------

     Not applicable.


ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS
          --------------------------------



     All accounts, books and other documents required to be maintained under
Section 31(a) of the Investment Company Act of 1940 are kept by NASL Financial Services, Inc., the Registrant's investment adviser, at its offices at 116 Huntington Avenue, Boston, Massachusetts 02116, by Fidelity Management Trust Company, the investment subadviser to the Equity, Conservative Asset Allocation, Moderate Asset Allocation and Aggressive Asset Allocation Trusts, at its offices at 82 Devonshire Street, Boston, MA 02109, by Oechsle International Advisors, L.P., the investment subadviser to the Global Equity and Global Government Bond Trusts, at its offices at One International Place, Boston, Massachusetts 02110, by Wellington Management Company, the investment subadviser to the Growth and Income , Money Market and Investment Quality Bond Trusts, at its offices at 75 State Street, Boston, Massachusetts 02109, by Salomon Brothers Asset Management Inc, the investment subadviser to the U.S. Government Securities and Strategic Bond Trusts, at its offices at 7 World Trade Center, New York, New York 10048, by Goldman Sachs Asset Management, the investment subadviser for the Value Equity Trust, at 32 Old Slip, New York, New York 10005, by Roger Engemann Management Co., Inc., the investment subadviser for the Pasadena Growth Trust, at 600 North Rosemead Boulevard, Pasadena, California 91107, by Fred Alger Management, Inc., the Investment Subadviser
For the Small/Mid Cap Trust,
at 30 Montgomery Street, Jersey City, New Jersey, by Founders Asset Management, Inc., the Investment Subadviser for the International Small Cap Trust, at 2930 East Third Avenue, Denver, Colorado, by J.P.Morgan Investment Management Inc., the investment subadviser to the International Growth and Income Trust at its offices at 522 5th Avenue, New York, New York, 10036, by the Registrant at its principal business office located at 116 Huntington Avenue, Boston, Massachusetts 02116, by Boston Safe Deposit and Trust Company, One Boston Place, Boston, Massachusetts 02108, custodian for the Global Equity and Global Government Bond Trusts' assets, or by State Street Bank and Trust Company, the custodian and transfer agent for all the other portfolio's of the Trust, at its offices at 225 Franklin Street, Boston, Massachusetts 02110.


ITEM 31.  MANAGEMENT SERVICES
          -------------------

     Not applicable.



ITEM 32.  UNDERTAKINGS
          ------------



 (A) NOT APPLICABLE



(B) registrant undertakes to file a post-effective amendment containing financial statements with respect to the small/mid cap and the international small cap trusts, which need not be certified, within four to six months from the effective date of this amendment to its registration statement under the securities act of 1933.




(C) registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the registrant's annual report to shareholders, upon request and without charge.

                                 SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant, NASL Series Trust, has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 14th day of December, 1995.


                                           NASL SERIES TRUST
                                           -----------------
                                             (Registrant)


                                      By:  /s/ William J. Atherton
                                           -----------------------
                                           William J. Atherton, President


Attest:

/s/ Susan E. Heffernan
-----------------------

Susan E. Heffernan, Assistant Secretary



        Pursuant to the requirements of the Securities Act of 1933, this amended Registration Statement has been signed by the following persons in the capacities and on the date indicated.



                                                    December 14, 1995
*_____________________      Trustee                ____________________
Don B. Allen                                               (Date)

                                                    December 14, 1995
*_____________________      Trustee and Pres-      ____________________
William J. Atherton         ident (Chief Ex-               (Date)
                            cecutive Officer)

                                                    December 14, 1995
*_____________________      Trustee                ____________________
Charles L. Bardelis                                        (Date)

                                                    December 14, 1995
*_____________________      Trustee                ____________________
Frederick W. Gorbet                                        (Date)

                                                    December 14, 1995
*_____________________      Trustee                ____________________
Samuel Hoar                                                (Date)

                                                    December 14, 1995
*_____________________      Trustee                ____________________
Brian L. Moore              and Chairman                   (Date)

                                                    December 14, 1995
*_____________________      Trustee                ____________________
Robert J. Myers                                            (Date)

                                                    December 14, 1995
*_____________________      Vice President and     ____________________
Richard C. Hirtle           Treasurer (Prin-               (Date)
                            cipal Financial and
                            Accounting Officer)

                                                    December 14, 1995
 *By: /s/ James D. Gallagher                       ____________________
      ----------------------                               (Date)
         James D. Gallagher
         Attorney-in-Fact
         Pursuant to Powers
         of Attorney





                                EXHIBIT INDEX
<Capiton>

NO.             DESCRIPTION
----            -----------
(B)(4)(O)       specimen share certificate for the small/mid cap trust

(B)(4)(P)       specimen share certficate for the international small cap trust

(B)(5)(A)(I)    advisory agreement

(B)(5)(B)(XI)   form of subadvisory agreement for the small/mid cap trust

(B)(5)(B)(XII)  form of subadvisory agreement for the international small cap trust

(B)(10)(A)(V)   opinion and consent of betsy anne seel. esq.

(b)(10)(b)      Consent of Jones and Blouch

(b)(11)         Consent of Coopers & Lybrand
[/R]
(B)(27)              Financial Data Schedule


[/R]